UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: July 31, 2012

Date of reporting period: October 31, 2011

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE CHINA 25 INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—99.87%

AIRLINES—0.98%
Air China Ltd. Class H	84,342,000	$66,691,549

		66,691,549
BANKS—38.07%
Agricultural Bank of China Ltd. Class H(a)	663,351,000	303,270,580
Bank of China Ltd. Class H	710,991,000	258,209,223
Bank of Communications Co. Ltd. Class H	323,757,200	226,817,665
China CITIC Bank Corp. Ltd. Class H(a)	412,544,000	225,796,780
China Construction Bank Corp. Class H	830,393,320	621,324,558
China Merchants Bank Co. Ltd. Class H(a)	137,241,075	282,789,079
China Minsheng Banking Corp. Ltd. Class H(a)	152,830,500	126,161,430
Industrial and Commercial Bank of China Ltd. Class H	878,482,995	558,880,360

		2,603,249,675
BUILDING MATERIALS—2.61%
Anhui Conch Cement Co. Ltd. Class H(a)	48,035,500	178,779,903

		178,779,903
COAL—9.70%
China Coal Energy Co. Class H	151,851,000	193,407,133
China Shenhua Energy Co. Ltd. Class H	60,618,000	282,597,759
Yanzhou Coal Mining Co. Ltd. Class H	72,373,000	186,874,263

		662,879,155
INSURANCE—11.10%
China Life Insurance Co. Ltd. Class H	108,421,000	289,727,721
China Pacific Insurance (Group) Co. Ltd. Class H	64,122,200	199,839,954
Ping An Insurance (Group) Co. of China Ltd. Class H	35,668,000	269,634,462

		759,202,137
MINING—2.61%
Aluminum Corp. of China Ltd. Class H(a)	145,682,000	81,424,325
Zijin Mining Group Co. Ltd. Class H(a)	222,791,000	96,691,007

		178,115,332
OIL & GAS—17.75%
China Petroleum & Chemical Corp. Class H	275,606,000	264,070,656
CNOOC Ltd.(a)	268,433,000	527,532,206
PetroChina Co. Ltd. Class H	319,548,000	422,223,114

		1,213,825,976
TELECOMMUNICATIONS—16.31%
China Mobile Ltd.	64,267,000	617,840,509
China Telecom Corp. Ltd. Class H	397,598,000	249,874,854
China Unicom (Hong Kong) Ltd.(a)	119,058,000	247,162,261

		1,114,877,624

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA 25 INDEX FUND

October 31, 2011

TRANSPORTATION—0.74%
China COSCO Holdings Co. Ltd. Class H(a)	95,379,000	50,852,422

		50,852,422

TOTAL COMMON STOCKS
(Cost: $7,450,315,053)		6,828,473,773

SHORT-TERM INVESTMENTS—7.44%

MONEY MARKET FUNDS—7.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(b)(c)(d)	465,560,811	465,560,811
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(b)(c)(d)	38,020,553	38,020,553
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(b)(c)(e)	5,136,203	5,136,203

		508,717,567

TOTAL SHORT-TERM INVESTMENTS
(Cost: $508,717,567)		508,717,567

TOTAL INVESTMENTS IN SECURITIES—107.31%
(Cost: $7,959,032,620)		7,337,191,340
Other Assets, Less Liabilities—(7.31)%		(500,019,545)

NET ASSETS—100.00%		$6,837,171,795

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(e)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—99.87%

AGRICULTURE—0.24%
China Agri-Industries Holdings Ltd.(a)	117,000	$94,926

		94,926
AIRLINES—0.73%
Air China Ltd. Class H	180,000	142,331
China Eastern Airlines Corp. Ltd. Class H(a)(b)	126,000	50,465
China Southern Airlines Co. Ltd. Class H(b)	163,000	92,993

		285,789
AUTO MANUFACTURERS—2.18%
Brilliance China Automotive Holdings Ltd.(a)(b)	180,000	197,270
Dongfeng Motor Group Co. Ltd. Class H	198,000	329,447
Great Wall Motor Co. Ltd. Class H(a)	81,000	112,242
Guangzhou Automobile Group Co. Ltd. Class H	180,415	182,855
Sinotruk (Hong Kong) Ltd.(a)	63,000	37,321

		859,135
AUTO PARTS & EQUIPMENT—0.36%
Weichai Power Co. Ltd. Class H(a)	27,400	140,264

		140,264
BANKS—28.82%
Agricultural Bank of China Ltd. Class H	1,701,000	777,663
Bank of China Ltd. Class H	4,644,000	1,686,552
Bank of Communications Co. Ltd. Class H	648,500	454,326
China CITIC Bank Corp. Ltd. Class H	828,200	453,297
China Construction Bank Corp. Class H	5,337,680	3,993,808
China Merchants Bank Co. Ltd. Class H(a)	288,148	593,737
China Minsheng Banking Corp. Ltd. Class H	306,000	252,603
Chongqing Rural Commercial Bank Co. Ltd. Class H(b)	207,000	93,303
Industrial and Commercial Bank of China Ltd. Class H	4,806,795	3,058,025

		11,363,314
BEVERAGES—0.47%
Tsingtao Brewery Co. Ltd. Class H	36,000	185,216

		185,216
BUILDING MATERIALS—2.04%
Anhui Conch Cement Co. Ltd. Class H	94,500	351,713
BBMG Corp. Class H	85,500	76,306
China National Building Material Co. Ltd. Class H	198,000	261,110
China Resources Cement Holdings Ltd.(a)	144,000	116,832

		805,961
CHEMICALS—0.67%
China BlueChemical Ltd. Class H	144,000	114,236
Sinofert Holdings Ltd.(a)	162,000	54,243
Sinopec Shanghai Petrochemical Co. Ltd. Class H	180,000	67,225
Sinopec Yizheng Chemical Fibre Co. Ltd. Class H	108,000	26,565

		262,269

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

October 31, 2011

COAL—4.91%
China Coal Energy Co. Class H	306,000	389,741
China Shenhua Energy Co. Ltd. Class H	252,000	1,174,810
Yanzhou Coal Mining Co. Ltd. Class H	144,000	371,822

		1,936,373
COMMERCIAL SERVICES—1.22%
Anhui Expressway Co. Ltd. Class H	36,000	22,717
CITIC Resources Holdings Ltd.(b)	188,800	27,232
COSCO Pacific Ltd.(a)	108,000	153,272
Jiangsu Expressway Co. Ltd. Class H	90,000	78,584
Shenzhen Expressway Co. Ltd. Class H	54,000	22,949
Shenzhen International Holdings Ltd.(a)	922,500	60,589
Sichuan Expressway Co. Ltd. Class H	72,000	32,361
Zhejiang Expressway Co. Ltd. Class H	126,000	83,567

		481,271
COMPUTERS—1.00%
Lenovo Group Ltd.	576,000	393,891

		393,891
DIVERSIFIED FINANCIAL SERVICES—0.48%
China Everbright Ltd.(a)	72,000	108,858
CITIC Securities Co. Ltd.(b)(c)	40,500	80,739

		189,597
ELECTRIC—1.15%
China Resources Power Holdings Co. Ltd.(a)	145,600	261,386
Datang International Power Generation Co. Ltd. Class H	234,000	60,873
Huadian Power International Corp. Ltd. Class H(a)(b)	108,000	16,969
Huaneng Power International Inc. Class H	252,000	115,534

		454,762
ELECTRICAL COMPONENTS & EQUIPMENT—0.79%
BYD Co. Ltd. Class H(a)(b)	45,000	110,689
Dongfang Electric Corp. Ltd. Class H	25,200	79,024
Harbin Electric Co. Ltd. Class H	36,000	36,858
Zhuzhou CSR Times Electric Co. Ltd. Class H(a)	36,000	86,140

		312,711
ENERGY - ALTERNATE SOURCES—0.23%
China Longyuan Power Group Corp. Ltd. Class H	108,000	91,101

		91,101
ENGINEERING & CONSTRUCTION—1.43%
Beijing Capital International Airport Co. Ltd. Class H	126,000	57,280
China Communications Construction Co. Ltd. Class H	324,000	249,103
China Railway Construction Corp. Ltd. Class H	153,000	92,608
China Railway Group Ltd. Class H	342,000	115,835
Metallurgical Corp. of China Ltd. Class H	216,000	47,567

		562,393

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

October 31, 2011

ENVIRONMENTAL CONTROL— 0.01%
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	18,000	5,077

		5,077
FOOD—0.33%
China Foods Ltd.	90,000	71,745
Lianhua Supermarket Holdings Co. Ltd. Class H	36,600	59,390

		131,135
HEALTH CARE - PRODUCTS—0.38%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	144,000	151,511

		151,511
HOLDING COMPANIES - DIVERSIFIED—3.04%
Beijing Enterprises Holdings Ltd.(a)	40,500	226,623
China Merchants Holdings (International) Co. Ltd.(a)	90,000	282,228
China Resources Enterprise Ltd.(a)	90,000	333,226
CITIC Pacific Ltd.	81,000	149,378
Guangdong Investment Ltd.	144,000	87,531
Shanghai Industrial Holdings Ltd.(a)	36,000	119,613

		1,198,599
INSURANCE—9.35%
China Life Insurance Co. Ltd. Class H	549,000	1,467,064
China Pacific Insurance (Group) Co. Ltd. Class H	127,800	398,295
China Taiping Insurance Holdings Co. Ltd.(a)(b)	63,000	138,251
PICC Property and Casualty Co. Ltd. Class H	252,000	356,986
Ping An Insurance (Group) Co. of China Ltd. Class H	175,500	1,326,703

		3,687,299
IRON & STEEL—0.21%
Angang New Steel Co. Ltd. Class H	72,000	44,878
Maanshan Iron & Steel Co. Ltd. Class H	126,000	38,295

		83,173
MACHINERY—0.64%
Shanghai Electric Group Co. Ltd. Class H	216,000	96,804
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H(a)	105,500	156,246

		253,050
MACHINERY - CONSTRUCTION & MINING—0.14%
China National Materials Co. Ltd. Class H(a)	108,000	55,634

		55,634
MANUFACTURING—0.05%
Xinjiang Goldwind Science & Technology Co. Ltd. Class H(a)	28,800	18,767

		18,767
METAL FABRICATE & HARDWARE—0.62%
Jiangxi Copper Co. Ltd. Class H	99,000	246,066

		246,066

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

October 31, 2011

MINING—1.31%
Aluminum Corp. of China Ltd. Class H(a)	306,000	171,029
China Molybdenum Co. Ltd. Class H	72,000	36,162
Zhaojin Mining Industry Co. Ltd. Class H	63,000	113,262
Zijin Mining Group Co. Ltd. Class H(a)	451,000	195,734

		516,187
OIL & GAS—15.51%
China Petroleum & Chemical Corp. Class H	1,242,000	1,190,017
CNOOC Ltd.	1,323,000	2,599,997
Kunlun Energy Co. Ltd.(a)	180,000	256,381
PetroChina Co. Ltd. Class H	1,566,000	2,069,177

		6,115,572
OIL & GAS SERVICES—0.47%
China Oilfield Services Ltd. Class H(a)	108,000	183,593

		183,593
PHARMACEUTICALS—0.41%
Guangzhou Pharmaceutical Co. Ltd. Class H	18,000	12,842
Sinopharm Group Co. Ltd. Class H(a)	54,000	148,822

		161,664
REAL ESTATE—3.28%
Beijing North Star Co. Ltd. Class H	54,000	8,762
China Overseas Land & Investment Ltd.	307,040	579,679
China Resources Land Ltd.	162,000	240,757
Franshion Properties (China) Ltd.(a)	270,000	56,330
Guangzhou R&F Properties Co. Ltd. Class H(a)	72,000	71,305
Poly (Hong Kong) Investments Ltd.(a)	135,000	69,195
Shenzhen Investment Ltd.(a)	198,000	42,838
Sino-Ocean Land Holdings Ltd.(a)	310,500	140,355
Yuexiu Property Co. Ltd.	523,800	82,297

		1,291,518
RETAIL—0.20%
Shanghai Pharmaceuticals Holding Co. Ltd.(b)	40,500	78,131

		78,131
SHIPBUILDING—0.05%
Guangzhou Shipyard International Co. Ltd. Class H	24,600	21,131

		21,131
SOFTWARE—0.11%
Travelsky Technology Ltd. Class H	90,000	45,203

		45,203
TELECOMMUNICATIONS—16.02%
China Communications Services Corp. Ltd. Class H	126,000	58,903
China Mobile Ltd.	445,500	4,282,881
China Telecom Corp. Ltd. Class H	1,206,000	757,924
China Unicom (Hong Kong) Ltd.	522,128	1,083,928
ZTE Corp. Class H	46,832	135,400

		6,319,036

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

October 31, 2011

TEXTILES—0.06%
Weiqiao Textile Co. Ltd. Class H(a)	45,000	24,920

		24,920
TRANSPORTATION—0.96%
China COSCO Holdings Co. Ltd. Class H	189,000	100,767
China Shipping Container Lines Co. Ltd. Class H(b)	279,000	54,255
China Shipping Development Co. Ltd. Class H	90,000	64,907
CSR Corp Ltd. Class H(a)	153,000	92,608
Guangshen Railway Co. Ltd. Class H(a)	108,000	37,831
Sinotrans Ltd. Class H	126,000	26,287

		376,655

TOTAL COMMON STOCKS
(Cost: $40,731,710)		39,382,894

SHORT-TERM INVESTMENTS—7.38%

MONEY MARKET FUNDS—7.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(d)(e)(f)	2,683,515	2,683,515
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	219,152	219,152
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(d)(e)(g)	9,938	9,938

		2,912,605

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,912,605)		2,912,605

TOTAL INVESTMENTS IN SECURITIES—107.25%
(Cost: $43,644,315)		42,295,499
Other Assets, Less Liabilities—(7.25)%		(2,860,276)

NET ASSETS—100.00%		$39,435,223

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(g)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—98.81%

AUSTRALIA— 10.41%
Acrux Ltd.(a)	5,045	$18,091
Adamus Resources Ltd.(a)	16,685	12,214
AED Oil Ltd.(a)(b)	11,395	1
AJ Lucas Group Ltd.(a)(b)	4,872	6,068
Alesco Corp. Ltd.	6,720	10,053
Ampella Mining Ltd.(a)	5,750	11,042
APA Group	19,180	88,518
Arafura Resources Ltd.(a)	12,795	8,281
ARB Corp. Ltd.	1,880	15,957
Ardent Leisure Group	37,430	43,484
Aston Resources Ltd.(a)	1,900	21,267
Astro Japan Property Trust	8,604	19,717
Atlas Iron Ltd.(a)	20,595	68,610
Aurora Oil and Gas Ltd.(a)(c)	10,310	31,721
Ausdrill Ltd.	7,750	24,091
Austal Ltd.	10,890	26,343
Austar United Communications Ltd.(a)	14,485	17,750
Austin Engineering Ltd.	3,535	14,739
Australian Agricultural Co. Ltd.(a)	14,320	21,270
Australian Pharmaceutical Industries Ltd.	30,660	9,759
AWE Ltd.(a)	18,455	27,216
Bathurst Resources Ltd.(a)	23,070	19,091
Beach Energy Ltd.	49,515	61,989
Beadell Resources Ltd.(a)	23,280	19,389
Biota Holdings Ltd.(a)	16,315	13,847
Boart Longyear Group	15,855	54,333
Bradken Ltd.	5,975	49,002
Brockman Resources Ltd.(a)	2,815	5,137
Bunnings Warehouse Property Trust	7,164	12,655
Campbell Brothers Ltd.	1,940	94,988
Cardno Ltd.	4,005	22,308
carsales.com Ltd.	4,810	25,261
Catalpa Resources Ltd.(a)	5,545	10,060
Catalpa Resources Ltd. New(a)	6,411	11,903
Centro Retail Group(a)	92,290	26,927
Charter Hall Retail REIT	8,994	31,203
Coal of Africa Ltd.(a)	13,810	11,795
Coalspur Mines Ltd.(a)	17,060	33,847
Cockatoo Coal Ltd.(a)	39,300	16,053
Coffey International Ltd.(a)	7,650	3,084
Cudeco Ltd.(a)	1,430	4,749
Dart Energy Ltd.(a)	18,490	12,162
David Jones Ltd.	20,360	73,227
Discovery Metals Ltd.(a)	14,240	21,076
Eastern Star Gas Ltd.(a)	20,700	19,546
Emeco Holdings Ltd.	34,385	36,298
Energy World Corp. Ltd.(a)	42,970	26,442
Equatorial Resources Ltd.(a)	4,745	11,579
Extract Resources Ltd.(a)	3,380	27,684
FKP Property Group	22,019	11,564
Fleetwood Corp. Ltd.	2,320	30,177
FlexiGroup Ltd.	7,885	18,823
Flinders Mines Ltd.(a)	73,030	12,010
G.U.D Holdings Ltd.	4,830	40,021
Galaxy Resources Ltd.(a)	9,625	6,638
Geodynamics Ltd.(a)	22,660	5,650

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2011

Gindalbie Metals Ltd.(a)(c)	17,135	9,999
GrainCorp Ltd.	5,590	46,912
Gryphon Minerals Ltd.(a)	11,475	16,983
Hastie Group Ltd.(a)	71,984	8,019
Hills Industries Ltd.	16,390	18,867
Imdex Ltd.	7,345	16,443
Independence Group NL	6,745	38,070
Industrea Ltd.	12,295	16,762
Infigen Energy	44,535	13,702
ING Office Fund	99,355	65,882
Integra Mining Ltd.(a)	21,900	12,198
Intrepid Mines Ltd.(a)(c)	17,940	21,698
Invocare Ltd.	6,165	45,458
Iress Market Technology Ltd.	3,265	26,361
Ivanhoe Australia Ltd.(a)	4,335	4,921
JB Hi-Fi Ltd.(c)	6,825	114,552
Karoon Gas Australia Ltd.(a)	6,230	29,545
Kingsgate Consolidated Ltd.	5,275	41,918
Linc Energy Ltd.(a)	13,140	28,997
Macmahon Holdings Ltd.(a)	34,490	22,321
McMillan Shakespeare Ltd.	2,190	22,189
Medusa Mining Ltd.	4,695	33,125
Mesoblast Ltd.(a)(c)	6,675	58,071
Miclyn Express Offshore Ltd.	5,285	9,868
Mineral Deposits Ltd.(a)	1,688	11,605
Mineral Resources Ltd.	4,235	50,593
Mirabela Nickel Ltd.(a)	13,425	23,644
Monadelphous Group Ltd.	4,335	83,890
Mount Gibson Iron Ltd.	21,675	35,529
Murchison Metals Ltd.(a)	10,935	3,480
Myer Holdings Ltd.	16,050	44,444
Navitas Ltd.	8,650	38,085
Northern Iron Ltd.(a)	6,535	8,008
NRW Holdings Ltd.	11,440	29,736
OM Holdings Ltd.(c)	13,690	8,860
Pacific Brands Ltd.	30,898	19,669
PanAust Ltd.(a)	17,615	60,925
Panoramic Resources Ltd.	6,515	9,573
PaperlinX Ltd.(a)	105,595	10,643
Peet Ltd.	5,680	7,352
Perseus Mining Ltd.(a)	13,330	44,266
Pharmaxis Ltd.(a)	10,135	13,979
Platinum Australia Ltd.(a)	16,510	3,153
Premier Investments Ltd.	6,870	37,172
Primary Health Care Ltd.	16,240	57,548
Ramelius Resources Ltd.(a)	13,040	17,017
REA Group Ltd.	1,330	18,245
Regis Resources Ltd.(a)	15,030	47,838
Resolute Mining Ltd.(a)	14,955	26,418
Rex Minerals Ltd.(a)	6,020	10,826
Roc Oil Co. Ltd.(a)	25,925	8,251
SAI Global Ltd.	5,830	29,257
Sandfire Resources NL(a)	3,115	22,605
Saracen Mineral Holdings Ltd.(a)	15,890	12,812
Seek Ltd.	10,785	71,171
Seven Group Holdings Ltd.	3,455	28,225
Sigma Pharmaceuticals Ltd.(a)	36,530	27,130
Silex Systems Ltd.(a)	7,390	17,641
Silver Lake Resources Ltd.(a)	5,820	19,883
Skilled Group Ltd.	12,655	24,503
Spark Infrastructure Group(d)	36,560	47,128
Spotless Group Ltd.	8,035	17,049
St Barbara Ltd.(a)	9,186	21,343

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2011

Straits Resources Ltd.(a)	9,725	7,171
Sundance Resources Ltd.(a)	75,440	34,817
Sunland Group Ltd.(a)	15,675	14,801
Super Retail Group Ltd.	2,555	14,638
Tiger Resources Ltd.(a)	27,955	13,940
TPG Telecom Ltd.	9,095	13,847
Transfield Services Ltd.	16,950	41,001
Transpacific Industries Group Ltd.(a)	25,595	20,230
Transpacific Industries Group Ltd. Temporary(a)	16,453	8,728
Troy Resources NL(a)	2,265	9,684
UGL Ltd.	5,780	81,253
Virgin Blue Holdings Ltd.(a)	95,775	38,105
Watpac Ltd.	7,075	8,632
Western Areas NL(c)	6,080	37,413
White Energy Co. Ltd.(a)	7,050	12,566
White Energy Co. Ltd. (2011 Performance Contingent)(a)(b)	155	—

		3,525,893
AUSTRIA—0.76%
Atrium European Real Estate Ltd.	7,440	37,981
BWT AG	965	18,722
Intercell AG(a)	2,495	6,727
Oesterreichische Post AG	780	23,761
Palfinger AG	1,205	25,211
RHI AG	1,385	30,551
Schoeller-Bleckmann Oilfield Equipment AG	535	42,840
Semperit AG Holding	360	15,767
Wienerberger AG	3,760	46,036
Zumtobel AG	415	8,723

		256,319
BELGIUM—1.88%
Ackermans & van Haaren NV	1,165	95,157
Agfa-Gevaert NV(a)	8,130	20,525
Barco NV	350	19,137
Befimmo SCA	730	56,500
Cofinimmo SA	590	72,681
Compagnie Maritime Belge SA	765	18,203
EVS Broadcast Equipment SA	500	25,874
Ion Beam Applications SA	1,610	12,665
Nyrstar NV(a)	4,085	36,300
Omega Pharma SA	1,105	52,803
Rezidor Hotel Group AB(a)	5,055	18,450
RHJ International SA(a)	6,536	31,816
SA D’Ieteren NV	1,140	65,718
Sofina SA	485	41,833
Tessenderlo Chemie NV	710	22,312
ThromboGenics NV(a)	1,450	38,427
Van de Velde NV	190	9,363

		637,764
DENMARK—1.37%
A/S Dampskibsselskabet TORM(a)	7,140	7,897
ALK-Abello A/S	400	23,957
Alm. Brand A/S(a)	8,140	11,902
Bang & Olufsen A/S Class B(a)	1,160	13,699
Genmab A/S(a)	1,980	11,692
GN Store Nord A/S	8,885	66,539
Jyske Bank A/S Registered(a)	2,345	69,190
NKT Holding A/S(c)	830	32,129

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2011

SimCorp A/S	220	38,147
Sydbank A/S	2,990	56,161
Topdanmark A/S(a)	800	133,468

		464,781
FINLAND—1.93%
Amer Sports OYJ Class A	3,725	51,904
Cargotec Corp. Class B	1,285	43,822
Citycon OYJ	5,415	20,166
Elisa OYJ	3,925	83,597
Huhtamaki OYJ	3,655	42,211
Konecranes OYJ	1,860	43,092
M-real OYJ Class B(a)	7,690	16,840
Orion OYJ Class B	2,560	53,810
Outotec OYJ	1,295	61,016
Pohjola Bank PLC	3,070	35,819
Ramirent OYJ	3,450	29,931
Sponda OYJ	8,010	35,193
Talvivaara Mining Co. PLC(a)	2,485	9,290
Tieto OYJ	2,070	33,059
Uponor OYJ	2,760	28,815
YIT OYJ	4,085	65,125

		653,690
FRANCE—3.47%
Altran Technologies SA(a)	4,525	23,251
BOURBON SA	1,915	53,942
CFAO SA	1,260	49,208
Compagnie Plastic Omnium SA	1,510	42,755
Derichebourg(a)	5,535	22,396
Etablissements Maurel et Prom	3,180	64,758
Eurofins Scientific SA	215	19,534
Guerbet	100	9,899
Havas SA	12,735	55,580
IMS International Metal Service(a)	1,400	19,732
Ingenico SA	615	24,537
Ipsos SA	1,246	41,241
Laurent-Perrier Group	160	16,626
M6-Metropole Television	2,570	44,521
Medica SA	1,200	24,136
Mercialys	1,145	43,032
Mersen	605	23,818
Neopost SA	1,180	90,753
Nexans SA	910	57,967
Nexity	950	27,674
Orpea SA	925	40,183
Remy Cointreau SA	520	43,083
Rubis SA	790	45,293
SA des Ciments Vicat	405	26,711
Saft Groupe SA	1,387	42,561
Sechilienne-Sidec	1,355	25,543
Societe de la Tour Eiffel	385	23,408
Societe Immobiliere de Location pour l’Industrie et le Commerce	570	60,431
Soitec SA(a)(c)	4,210	21,263
Technicolor SA Registered(a)	4,003	10,971
Teleperformance SA	2,050	43,691
Ubisoft Entertainment SA(a)	2,730	16,617
Virbac SA	125	21,808

		1,176,923

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2011

GERMANY—6.02%
Aareal Bank AG(a)	2,254	46,184
Air Berlin PLC(a)	3,945	14,582
AIXTRON AG(c)	3,335	47,586
Alstria Office REIT AG	2,425	31,422
Aurubis AG	1,260	71,897
Bauer AG	710	16,538
BayWa AG Registered	1,235	55,071
Biotest AG	280	15,018
centrotherm photovoltaics AG	400	7,655
Delticom AG	190	21,413
Demag Cranes AG(c)	195	16,020
Deutsche EuroShop AG	1,410	52,156
Deutsche Wohnen AG Bearer	3,132	46,656
DEUTZ AG(a)	5,905	37,409
DIC Asset AG	2,596	24,043
Douglas Holding AG	1,605	65,503
ElringKlinger AG	1,735	48,472
Freenet AG	3,455	45,034
Fuchs Petrolub AG	2,265	108,630
GAGFAH SA	3,090	20,084
Gerry Weber International AG	975	30,598
Gildemeister AG(a)	2,574	37,913
Grenkeleasing AG	620	34,431
H&R AG	855	18,842
Heidelberger Druckmaschinen AG(a)	8,570	17,070
IVG Immobilien AG(a)	5,080	22,936
Jenoptik AG(a)(c)	4,250	28,430
Kloeckner & Co. SE	2,063	31,034
Kontron AG	3,955	28,299
Krones AG	600	30,998
KUKA AG(a)	1,345	25,936
LEONI AG	1,390	58,958
Manz Automation AG(a)	325	9,882
MorphoSys AG(a)	655	16,134
MTU Aero Engines Holding AG	1,650	111,757
Nordex SE(a)(c)	1,540	9,645
Pfeiffer Vacuum Technology AG	335	34,311
Praktiker Bau-und Heimwerkermaerkte Holding AG	3,070	12,272
Rational AG	155	36,223
Rheinmetall AG	900	48,342
Rhoen Klinikum AG	2,940	59,214
Roth & Rau AG(a)	805	24,702
SGL Carbon SE(a)	1,990	125,182
Singulus Technologies AG(a)	2,930	11,279
Sky Deutschland AG(a)(c)	15,765	47,342
Stada Arzneimittel AG	1,895	46,361
Symrise AG	4,095	106,980
Vossloh AG	470	49,744
Wincor Nixdorf AG	1,300	73,726
Wirecard AG	3,645	58,721

		2,038,635
GREECE—0.20%
Ellaktor SA	1,080	2,049
Jumbo SA	780	4,275
Marfin Investment Group SA(a)	4,644	2,578
Mytilineos Holdings SA(a)	2,866	13,511
Piraeus Bank SA(a)	35,550	10,413
Titan Cement Co. SA	1,740	34,099

		66,925

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2011

HONG KONG—6.34%
Ajisen (China) Holdings Ltd.	15,000	21,636
AMVIG Holdings Ltd.	60,000	37,708
Anxin-China Holdings Ltd.(a)	60,000	12,981
APAC Resources Ltd.(a)	200,000	7,598
Apollo Solar Energy Technology Holdings Ltd.(a)	130,000	4,688
BaWang International (Group) Holding Ltd.(a)(c)	20,000	2,318
Boshiwa International Holding Ltd.	20,000	6,079
BYD Electronic International Co. Ltd.(a)	17,500	6,355
Chigo Holding Ltd.	100,000	4,701
Chiho-Tiande Group Ltd.(c)	20,000	11,127
China Automation Group Ltd.(c)	35,000	12,350
China Gas Holdings Ltd.	100,000	29,105
China Grand Forestry Green Resources Group Ltd.(a)	520,000	3,281
China Green Holdings Ltd.(c)	60,000	18,854
China High Precision Automation Group Ltd.(c)	20,000	7,057
China Hongxing Sports Ltd.(a)(b)	198,000	16
China ITS Holdings Co. Ltd.(a)	15,000	3,052
China Liansu Group Holdings Ltd.	30,000	16,458
China Lilang Ltd.	10,000	10,689
China Lumena New Materials Corp.(c)	90,000	20,399
China Medical System Holdings Ltd.	15,000	11,127
China Mining Resources Group Ltd.(a)(b)	300,000	4,366
China Oil and Gas Group Ltd.(a)	100,000	6,826
China Precious Metal Resources Holdings Co. Ltd.(a)	80,000	15,660
China Rare Earth Holdings Ltd.(a)	30,000	6,684
China Renewable Energy Investment Ltd.(a)	10,801	487
China Resources and Transportation Group Ltd.(a)	500,000	18,030
China SCE Property Holdings Ltd.	35,000	7,212
China Shanshui Cement Group Ltd.	80,000	62,846
China Shineway Pharmaceutical Group Ltd.	5,000	7,083
China Singyes Solar Technologies Holdings Ltd.	20,000	11,127
China South City Holdings Ltd.	110,000	15,583
China Tontine Wines Group Ltd.	50,000	5,473
China Vanadium Titano-Magnetite Mining Co. Ltd.(c)	25,000	5,280
China Wireless Technologies Ltd.	60,000	10,354
Chow Sang Sang Holdings International Ltd.(c)	15,000	47,135
CITIC 21CN Co. Ltd.(a)	100,000	8,242
Citic Telecom International Holdings Ltd.	20,000	4,507
Coastal Greenland Ltd.(a)	130,000	5,357
CP Pokphand Co. Ltd.	220,000	24,366
CST Mining Group Ltd.(a)	600,000	8,500
Daphne International Holdings Ltd.	30,000	31,835
Dejin Resources Group Co. Ltd.(a)(b)	290,000	3,025
Dickson Concepts International Ltd.	30,000	17,463
Digital China Holdings Ltd.	50,000	79,330
Dongyue Group Ltd.	45,000	35,757
Emperor Watch & Jewellery Ltd.	100,000	16,742
eSun Holdings Ltd.(a)	50,000	9,530
EVA Precision Industrial Holdings Ltd.	50,000	13,071
Fantasia Holdings Group Co. Ltd.	45,000	4,752
Far East Consortium International Ltd.	20,000	3,529
Fook Woo Group Holdings Ltd.(a)(c)	50,000	9,594
FU JI Food and Catering Services Holdings Ltd.(a)(b)	16,000	—
Fufeng Group Ltd.(c)	30,000	16,381
G-Resources Group Ltd.(a)	384,000	23,490
Giordano International Ltd.	40,000	30,650
Global Bio-Chem Technology Group Co. Ltd.(c)	90,000	21,326
Glorious Property Holdings Ltd.(a)	80,000	12,672

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2011

Golden Meditech Holdings Ltd.(a)	80,000	9,272
Haier Electronics Group Co. Ltd.(a)	20,000	19,343
Haitian International Holdings Ltd.	20,000	17,978
Henderson Investment Ltd.	280,000	20,554
Heng Tai Consumables Group Ltd.	100,000	6,310
Hengdeli Holdings Ltd.	40,000	18,287
Hi Sun Technology (China) Ltd.(a)(c)	60,000	17,618
HKC (Holdings) Ltd.(c)	189,500	7,809
HKR International Ltd.	84,000	35,266
I.T Ltd.	20,000	12,724
Inspur International Ltd.	130,000	4,604
Interchina Holdings Co. Ltd.(a)	100,000	5,216
International Mining Machinery Holdings Ltd.	20,000	20,219
Intime Department Store Group Co. Ltd.	22,500	32,627
Jinchuan Group International Resources Co. Ltd.(a)	40,000	9,375
Ju Teng International Holdings Ltd.	30,000	5,873
Kaisa Group Holdings Ltd.(a)(c)	50,000	10,238
King Stone Energy Group Ltd.(a)	130,000	13,896
Kingdee International Software Group Co. Ltd.(c)	59,600	24,485
Kingsoft Corp. Ltd.	30,045	13,465
Lai Fung Holdings Ltd.	325,000	9,627
Lai Sun Development Co. Ltd.(a)	275,000	5,844
Lijun International Pharmaceutical Holding Co. Ltd.	25,000	2,930
Lonking Holdings Ltd.	45,000	18,139
Luk Fook Holdings International Ltd.	15,000	65,776
Man Wah Holdings Ltd.	6,000	3,400
Midland Holdings Ltd.	40,000	19,987
Mingyuan Medicare Development Co. Ltd.(a)	100,000	4,636
Minth Group Ltd.(c)	30,000	31,565
Nan Hai Corp. Ltd.(a)	640,425	2,804
Neo-Neon Holdings Ltd.	25,000	4,314
New Times Energy Corp. Ltd.(a)	410,000	2,587
North Asia Resources Holdings Ltd.(a)	30,000	1,700
North Mining Shares Co. Ltd.(a)	250,000	6,697
NVC Lighting Holdings Ltd.	30,000	13,213
O-Net Communications Group Ltd.(a)	15,000	4,443
Oriental Press Group Ltd.	50,000	5,344
Pacific Basin Shipping Ltd.(c)	55,000	25,499
PCD Stores Ltd.	90,000	13,677
Peace Mark Holdings Ltd.(a)(b)	30,000	—
Ports Design Ltd.(c)	22,500	40,683
Pou Sheng International Holdings Ltd.(a)(c)	40,000	6,182
Powerlong Real Estate Holdings Ltd.	40,000	6,182
Prosperity REIT	40,000	8,242
Real Gold Mining Ltd.(a)(b)(c)	27,000	15,404
Real Nutriceutical Group	10,000	3,799
Regal Hotels International Holdings Ltd.(c)	44,000	14,733
REXLot Holdings Ltd.	250,000	17,708
Road King Infrastructure Ltd.	20,000	11,127
Sa Sa International Holdings Ltd.(c)	30,000	18,197
Samling Global Ltd.	230,000	13,477
Shenguan Holdings Group Ltd.(c)	30,000	16,343
Silver Base Group Holdings Ltd.(c)	15,000	16,265
Singamas Container Holdings Ltd.	60,000	13,909
Sino Biopharmaceutical Ltd.	100,000	30,908
Sino Oil And Gas Holdings Ltd.(a)	375,000	14,247
Sino Prosper State Gold Resources Holdings Ltd.(a)	250,000	4,282
Sino Union Energy Investment Group Ltd.(a)	100,000	6,954
Sinolink Worldwide Holdings Ltd.(a)	180,000	14,140
Skyworth Digital Holdings Ltd.	60,000	32,376
SmarTone Telecommunications Holding Ltd.(c)	15,000	28,203
Sparkle Roll Group Ltd.	80,000	8,139
SRE Group Ltd.	150,000	7,824

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2011

Stella International Holdings Ltd.	12,500	28,558
Sunlight Real Estate Investment Trust	65,000	19,002
Synear Food Holdings Ltd.	45,000	4,638
TCC International Holdings Ltd.	50,000	23,760
TCL Communication Technology Holdings Ltd.	10,000	5,035
Tianneng Power International Ltd.	30,000	14,295
Titan Petrochemicals Group Ltd.(a)	300,000	12,170
Tomson Group Ltd.	30,000	7,379
Trinity Ltd.	40,000	36,729
Truly International Holdings Ltd.	55,000	8,358
Uni-President China Holdings Ltd.	35,000	20,959
United Energy Group Ltd.(a)	105,000	14,063
United Laboratories International Holdings Ltd. (The)	10,000	7,843
Value Partners Group Ltd.	20,000	11,719
Varitronix International Ltd.	30,000	13,870
Vinda International Holdings Ltd.	15,000	17,231
Vitar International Holdings Ltd.(a)	100,000	11,204
Vitasoy International Holdings Ltd.	20,000	14,166
VODone Ltd.(c)	60,000	8,963
Welling Holding Ltd.	39,600	7,038
West China Cement Ltd.	130,000	24,778
Xingda International Holdings Ltd.(c)	15,000	8,809
Yingde Gases Group Co. Ltd.	32,500	35,074
Yip’s Chemical Holdings Ltd.	10,000	8,757
Yuexiu Real Estate Investment Trust	75,000	34,675

		2,147,582
IRELAND—1.32%
Bank of Ireland(a)	753,405	109,288
Beazley PLC	12,710	25,808
C&C Group PLC	9,710	39,682
DCC PLC	2,570	71,854
Grafton Group PLC	7,445	29,076
Greencore Group PLC	11,953	12,171
Kenmare Resources PLC(a)	64,470	42,218
Kingspan Group PLC	4,795	43,138
Paddy Power PLC	730	40,728
Smurfit Kappa Group PLC(a)	4,770	33,273

		447,236
ISRAEL—0.60%
Allot Communications Ltd.(a)	1,015	14,040
EZchip Semiconductor Ltd.(a)	805	29,103
Hadera Paper Ltd.(a)	880	43,093
Internet Gold-Golden Lines Ltd.(a)	815	13,169
Mellanox Technologies Ltd.(a)	1,000	31,889
Phoenix Holdings Ltd.	10,000	27,601
Retalix Ltd.(a)	3,020	45,051

		203,946
ITALY—3.22%
ACEA SpA	2,150	16,494
Amplifon SpA	2,670	12,945
Ansaldo STS SpA	2,701	28,877
Autostrada Torino-Milano SpA	1,140	12,069
Azimut Holding SpA	5,109	40,262
Banca Generali SpA	1,150	11,605
Banca Piccolo Credito Valtellinese Scrl	9,600	28,119
Banca Popolare dell’Emilia Romagna Scrl	7,655	62,515
Banca Popolare dell’Etruria e del Lazio Scrl(a)	4,215	8,366

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2011

Banca Popolare di Milano Scrl(c)	14,815	9,237
Banca Popolare di Sondrio Scrl	8,725	67,176
Banco di Desio e della Brianza SpA	2,880	12,453
Benetton Group SpA	1,840	10,712
Beni Stabili SpA	17,965	10,915
CIR SpA	12,500	25,194
COFIDE SpA	44,035	37,282
Credito Emiliano SpA	4,470	19,340
Danieli SpA RNC	2,525	35,219
DiaSorin SpA	1,040	34,016
ERG SpA	1,545	19,179
Fondiaria-Sai SpA(a)	9,800	21,870
Geox SpA	3,135	12,628
Gruppo Editoriale L’Espresso SpA	9,140	16,280
Hera SpA	20,370	33,583
Impregilo SpA	12,885	38,316
Indesit Co. SpA	1,865	12,866
Industria Macchine Automatiche SpA	575	11,356
Interpump Group SpA	5,240	34,015
Iren SpA	15,305	18,658
Italcementi SpA	3,905	26,308
Juventus Football Club SpA(a)	18,845	15,797
KME Group SpA	24,150	11,048
Maire Tecnimont SpA	9,980	16,704
Piaggio & C. SpA	9,575	32,053
Prelios SpA(a)	25,550	7,576
Premafin Finanziaria SpA(a)(c)	33,110	10,945
Recordati SpA	2,690	23,675
SAES Getters SpA	1,855	16,016
SAES Getters SpA	1,850	11,060
Safilo Group SpA(a)	1,100	9,198
Societa Cattolica di Assicurazioni Scrl	2,225	50,058
Societa Iniziative Autostradali e Servizi SpA	2,275	18,991
Sorin SpA(a)	22,075	46,586
Tod’s SpA	315	31,766
Yoox SpA(a)	1,715	24,878
Zignago Vetro SpA	5,265	35,484

		1,089,690
JAPAN—20.45%
Accordia Golf Co. Ltd.	45	33,184
Adeka Corp.	9,000	91,760
Advan Co. Ltd.	1,500	13,851
Aeon Delight Co. Ltd.	1,000	20,468
Akebono Brake Industry Co. Ltd.	8,500	41,424
Amano Corp.	7,000	60,058
Anritsu Corp.	5,000	57,775
AS ONE Corp.	1,000	19,378
Asahi Diamond Industrial Co. Ltd.	2,000	30,266
Asahi Organic Chemicals Industry Co. Ltd.	10,000	26,290
Asunaro Aoki Construction Co. Ltd.	2,500	12,728
Bank of Okinawa Ltd. (The)	1,500	60,692
Best Denki Co. Ltd.(a)	5,000	13,915
Calbee Inc.	500	23,116
Central Glass Co. Ltd.	5,000	22,828
Chuetsu Pulp & Paper Co. Ltd.	10,000	15,390
CMK Corp.(a)	3,000	11,311
Colowide Co. Ltd.	5,000	32,639
Dai Nippon Toryo Co. Ltd.	15,000	15,774
Daibiru Corp.	4,500	30,875
Daiei Inc. (The)(a)	5,000	19,301
Daifuku Co. Ltd.	5,000	26,483

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2011

Daihen Corp.	10,000	34,883
Daikokutenbussan Co. Ltd.	500	14,428
Daio Paper Corp.	5,000	38,025
Daiseki Co. Ltd.	1,500	27,855
Daisyo Corp.	1,500	17,871
Daiwabo Holdings Co. Ltd.	10,000	23,854
Denyo Co. Ltd.	1,500	21,430
Doutor Nichires Holdings Co. Ltd.	4,500	54,594
Duskin Co. Ltd.	4,500	88,413
eAccess Ltd.	95	26,097
EDION Corp.	4,000	32,677
Eighteenth Bank Ltd. (The)	10,000	25,906
Eiken Chemical Co. Ltd.	1,000	12,863
ESPEC Corp.	4,000	25,649
Foster Electric Co. Ltd.	1,500	22,469
FP Corp.	1,000	64,059
Fuji Kyuko Co. Ltd.	5,000	28,984
Fuji Oil Co. Ltd.	2,000	28,701
Fuji Soft Inc.	2,500	40,365
Fujita Kanko Inc.	5,000	16,672
Fujitsu Frontech Ltd.	1,000	6,771
Furukawa Co. Ltd.(a)	30,000	29,625
Furuno Electric Co. Ltd.	4,500	20,487
Futaba Industrial Co. Ltd.	4,000	26,214
Fuyo General Lease Co. Ltd.	2,000	70,228
Gecoss Corp.	1,500	5,867
GEO Holdings Corp.	35	35,774
GMO Internet Inc.	3,500	15,351
Goldcrest Co. Ltd.	1,450	27,094
Gourmet Kineya Co. Ltd.(a)	5,000	26,483
Gun-Ei Chemical Industry Co. Ltd.	5,000	13,466
Hanwa Co. Ltd.	15,000	64,251
Heiwa Real Estate Co. Ltd.	17,500	38,602
Hioki E.E. Corp.	1,000	18,378
Hitachi Kokusai Electric Inc.	5,000	37,961
Hitachi Tool Engineering Ltd.	1,500	15,120
Hitachi Zosen Corp.	35,000	48,477
Hogy Medical Co. Ltd.	1,000	42,898
Hokkan Holdings Ltd.	5,000	15,582
Hokuetsu Kishu Paper Co. Ltd.	7,500	50,016
Honeys Co. Ltd.	2,200	32,249
HORIBA Ltd.	2,000	64,970
Hosiden Corp.	4,500	31,568
Ichibanya Co. Ltd.	1,000	30,330
Inaba Denki Sangyo Co. Ltd.	3,000	86,720
Inaba Seisakusho Co. Ltd.	1,500	17,121
Iseki & Co. Ltd.(a)	10,000	22,443
Ishihara Sangyo Kaisha Ltd.(a)	20,000	24,623
Japan Airport Terminal Co. Ltd.	4,000	53,453
Japan Digital Laboratory Co. Ltd.	4,500	43,168
Japan Securities Finance Co. Ltd.	6,500	31,844
Japan Transcity Corp.	10,000	29,753
JBCC Holdings Inc.	2,000	13,030
Joshin Denki Co. Ltd.	5,000	53,543
Juki Corp.	10,000	22,828
JVC Kenwood Corp.(a)	4,500	18,756
Kadokawa Group Holdings Inc.(c)	1,500	47,515
Kanematsu Corp.(a)	35,000	30,074
Keiyo Co. Ltd.(c)	5,000	29,561
Kenedix Inc.(a)	140	21,348
Kinugawa Rubber Industrial Co. Ltd.	5,000	38,730
Kisoji Co. Ltd.	3,500	63,334
Kiyo Holdings Inc.	45,000	64,059

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2011

Komori Corp.	4,000	25,290
Kourakuen Corp.	2,000	28,753
Kureha Corp.	15,000	68,291
Kyoei Steel Ltd.	1,000	18,057
Kyoritsu Maintenance Co. Ltd.	1,500	24,373
Kyowa Exeo Corp.	5,000	44,373
Maezawa Kasei Industries Co. Ltd.	1,000	10,811
Makino Milling Machine Co. Ltd.	5,000	34,178
Mars Engineering Corp.	1,000	16,056
Maruha Nichiro Holdings Inc.	20,000	36,678
Marusan Securities Co. Ltd.	7,500	27,509
Matsuya Co. Ltd.(a)	2,000	11,850
Matsuya Foods Co. Ltd.	2,500	47,772
Megachips Corp.	1,500	21,161
MEGMILK SNOW BRAND Co. Ltd.	2,000	38,961
Meidensha Corp.	10,000	38,602
Meitec Corp.	3,000	56,864
Mikuni Coca-Cola Bottling Co. Ltd.	4,500	39,301
Mitsubishi Paper Mills Ltd.(a)(c)	40,000	38,474
Mitsubishi Steel Manufacturing Co. Ltd.	10,000	27,573
Mitsuuroko Holdings Co. Ltd.	3,000	18,160
Miura Co. Ltd.	1,500	40,859
Mr Max Corp.	2,500	9,651
Nachi-Fujikoshi Corp.	15,000	85,412
Nagaileben Co. Ltd.	2,000	27,983
Net One Systems Co. Ltd.	15	39,647
Nice Holdings Inc.	5,000	10,260
Nichi-Iko Pharmaceutical Co. Ltd.	1,500	36,031
Nichicon Corp.	2,000	24,264
Nifco Inc.	3,000	80,026
Nihon Dempa Kogyo Co. Ltd.	1,500	20,872
Nihon Kohden Corp.	2,500	59,410
Nihon Unisys Ltd.	4,500	26,028
Nikkiso Co. Ltd.	5,000	42,129
Nippon Carbon Co. Ltd.	10,000	30,010
Nippon Chemi-Con Corp.	5,000	19,558
Nippon Chemiphar Co. Ltd.	5,000	19,814
Nippon Coke & Engineering Co. Ltd.	15,000	20,968
Nippon Denko Co. Ltd.	5,000	27,381
Nippon Gas Co. Ltd.	1,500	23,296
Nippon Parking Development Co. Ltd.	470	21,307
Nippon Suisan Kaisha Ltd.	10,500	35,954
Nippon Yakin Kogyo Co. Ltd.(a)	5,000	8,977
Nishio Rent All Co. Ltd.	1,000	6,284
Nissin Kogyo Co. Ltd.	3,000	43,129
Nitto Boseki Co. Ltd.	10,000	30,523
NOF Corp.	15,000	71,369
Noritsu Koki Co. Ltd.(a)	4,000	18,467
Noritz Corp.	3,500	72,177
Oenon Holdings Inc.	5,000	11,414
Ohashi Technica Inc.	1,000	6,823
Oita Bank Ltd. (The)	10,000	28,727
Okumura Corp.	20,000	79,513
Olympic Corp.	1,000	8,952
Onoken Co. Ltd.	3,500	28,862
Optex Co. Ltd.	1,500	18,467
Orient Corp.(a)	17,500	17,057
Osaki Electric Co. Ltd.	5,000	45,399
OSG Corp.	5,000	65,213
Panasonic Electric Works SUNX Co. Ltd.	4,000	22,623
Parco Co. Ltd.	5,000	38,153
Pasona Group Inc.	20	19,750
Penta-Ocean Construction Co. Ltd.	10,000	32,190

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2011

Pioneer Corp.(a)	11,000	45,284
Resorttrust Inc.	1,500	22,757
Right On Co. Ltd.	2,000	13,697
Riken Technos Corp.	5,000	15,518
Ringer Hut Co. Ltd.(c)	3,500	47,534
Round One Corp.	3,000	22,315
Royal Holdings Co. Ltd.	5,000	56,813
Ryosan Co. Ltd.	3,000	62,674
S.T. Corp.	1,500	19,718
Sagami Chain Co. Ltd.(a)	5,000	31,933
Saibu Gas Co. Ltd.	10,000	24,880
Saizeriya Co. Ltd.	3,500	57,679
San-Ai Oil Co. Ltd.	5,000	22,122
Sanken Electric Co. Ltd.	10,000	38,730
Sankyu Inc.	15,000	60,596
Sanshin Electronics Co. Ltd.	2,000	17,082
Sanyo Special Steel Co. Ltd.	5,000	27,829
SCSK Corp.	1,460	23,068
Seiko Holdings Corp.	10,000	25,393
Senshukai Co. Ltd.	1,500	10,099
Shibaura Mechatronics Corp.	5,000	15,774
Shikoku Chemicals Corp.	5,000	28,407
Shimojima Co. Ltd.	1,000	12,286
Shin Nippon Biomedical Laboratories Ltd.	3,000	8,310
Shinwa Co. Ltd.	1,000	11,260
Ship Healthcare Holdings Inc.	1,500	37,127
Shoei Co. Ltd.	3,000	22,507
Showa Corp.(a)	5,500	32,728
Sinfonia Technology Co. Ltd.	5,000	12,696
Star Micronics Co. Ltd.	2,500	25,136
Sumitomo Warehouse Co. Ltd. (The)	15,000	68,099
T-Gaia Corp.	20	37,345
Tadano Ltd.	10,000	67,586
Taisei Lamick Co. Ltd.	500	15,082
Takiron Co. Ltd.	5,000	16,993
Tamura Corp.	10,000	26,162
Tenma Corp.	3,000	26,432
Toa Oil Co. Ltd.	10,000	13,081
Toagosei Co. Ltd.	20,000	91,055
TOC Co. Ltd.	10,000	44,886
Toda Kogyo Corp.	5,000	38,089
Toho Bank Ltd. (The)	20,000	52,581
Toho Holdings Co. Ltd.	3,000	38,397
Toho Zinc Co. Ltd.	10,000	41,936
Tokai Tokyo Financial Holdings Inc.	15,000	42,514
Tokyo Dome Corp.(a)	10,000	23,084
Tokyo Ohka Kogyo Co. Ltd.	4,000	84,848
Tokyo Tomin Bank Ltd. (The)	2,000	23,623
TOLI Corp.	10,000	18,211
Topcon Corp.	6,000	31,856
Tosho Printing Co. Ltd.	5,000	9,362
Toyo Electric Manufacturing Co. Ltd.	5,000	22,571
Toyo Tanso Co. Ltd.	1,000	47,323
Toyo Wharf & Warehouse Co. Ltd.	5,000	8,336
Trans Cosmos Inc.	3,500	40,622
Tsubakimoto Chain Co.	5,000	26,162
Wacom Co. Ltd.	15	21,180
Watami Co. Ltd.	1,500	35,281
Wood One Co. Ltd.	5,000	18,596
Yachiyo Bank Ltd. (The)	1,500	37,339
Yamanashi Chuo Bank Ltd. (The)	10,000	40,654
Yodogawa Steel Works Ltd.	10,000	40,398
Yomiuri Land Co. Ltd.	5,000	16,095
Zensho Holdings Co. Ltd.	4,500	56,961

		6,927,674

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2011

NETHERLANDS—2.82%
Aalberts Industries NV	3,860	68,887
Arcadis NV	2,160	42,781
ASM International NV	2,545	72,451
BinckBank NV	2,975	34,939
CSM NV CVA	2,702	40,514
Delta Lloyd NV	5,285	94,245
Draka Holding NV(a)	1,674	36,942
Eurocommercial Properties NV	1,270	54,772
Imtech NV	3,195	95,456
KAS Bank NV CVA	2,200	27,249
Koninklijke BAM Groep NV	7,349	30,956
Koninklijke Ten Cate NV	775	26,894
Koninklijke Wessanen NV	6,385	32,310
Mediq NV	3,728	59,798
Nutreco NV	1,195	80,339
TomTom NV(a)	2,670	13,518
Unit 4 NV	995	28,437
USG People NV	3,067	27,485
Wavin NV(a)	2,335	17,493
Wereldhave NV	860	68,145

		953,611
NEW ZEALAND—1.19%
AMP NZ Office Trust	57,805	38,963
Fisher & Paykel Appliances Holdings Ltd.(a)	45,205	16,704
Freightways Ltd.	29,965	82,494
Goodman Property Trust	81,760	65,069
Infratil Ltd.	47,135	70,815
Mainfreight Ltd.	6,275	49,685
New Zealand Oil & Gas Ltd.	23,725	13,487
Nuplex Industries Ltd.	12,575	26,654
Tower Ltd.	35,870	39,908

		403,779
NORWAY—2.37%
Algeta ASA(a)	2,000	70,723
Atea ASA	5,364	48,052
BW Offshore Ltd.	14,367	27,226
DNO International ASA(a)	34,280	40,811
Fred Olsen Energy ASA	1,060	36,157
Frontline Ltd.(c)	2,640	13,678
Kongsberg Gruppen AS	1,190	25,896
Marine Harvest ASA	81,455	36,780
Norske Skogindustrier ASA(a)	17,145	9,794
Norwegian Energy Co. ASA(a)	7,500	8,160
Norwegian Property ASA	21,610	34,289
Petroleum Geo-Services ASA(a)	6,070	67,145
Pronova Biopharma ASA(a)	12,500	11,424
Prosafe SE	10,755	82,538
Renewable Energy Corp. ASA(a)(c)	14,535	14,260
Schibsted ASA	2,585	68,300
Seawell Ltd.(a)	4,385	18,758
Songa Offshore SE(a)	3,095	12,572
Statoil Fuel & Retail ASA(a)	3,535	28,392
TGS-NOPEC Geophysical Co. ASA	3,710	85,510
Tomra Systems ASA	8,520	63,501

		803,966

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2011

PORTUGAL—0.69%
Altri SGPS SA	15,385	25,536
Banco BPI SA(a)	22,200	15,482
Banif SGPS SA Registered(a)	12,190	5,424
Martifer SGPS SA(a)	3,115	4,866
Mota-Engil SGPS SA	13,025	18,803
Portucel Empresa Produtore de Pasta e Papel SA	21,490	54,733
Semapa - Sociedade de Investimento e Gestao SGPS SA	4,810	36,833
Sonae Industria SGPS SA(a)	17,095	18,336
Sonae SGPS SA	36,930	27,043
Zon Multimedia Servicos Telecomunicacoes e Multimedia SGPS SA	8,000	25,285

		232,341
SINGAPORE—3.76%
AIMS AMP Capital Industrial REIT	15,000	11,864
ARA Asset Management Ltd.(d)	20,600	21,559
Ascott Residence Trust	31,000	26,005
Biosensors International Group Ltd.(a)(c)	65,000	73,220
Cache Logistics Trust	20,000	15,739
Cambridge Industrial Trust	57,200	21,249
CapitaRetail China Trust	45,000	42,243
CDL Hospitality Trusts	40,000	52,089
CH Offshore Ltd.	90,000	29,480
China Fishery Group Ltd.	43,200	37,102
China XLX Fertiliser Ltd.	50,000	12,583
CitySpring Infrastructure Trust	95,000	28,461
CSE Global Ltd.	25,000	16,777
Ezion Holdings Ltd.	15,000	7,010
Ezra Holdings Ltd.	25,000	19,573
First Resources Ltd.(c)	20,000	22,689
First Ship Lease Trust	60,000	14,620
Fortune REIT	60,000	27,972
Frasers Centrepoint Trust	15,000	17,736
Frasers Commercial Trust	45,200	28,528
Gallant Venture Ltd.(a)	75,000	17,676
GMG Global Ltd.	115,000	21,591
Goodpack Ltd.	15,000	20,193
GuocoLeisure Ltd.	35,000	17,057
Hi-P International Ltd.	15,000	6,891
Hyflux Ltd.(c)	27,500	31,527
Jurong Technologies Industrial Corp. Ltd.(a)(b)	60,000	5
K-REIT Asia	20,000	15,739
k1 Ventures Ltd.(a)	440,000	36,558
KS Energy Services Ltd.(a)	30,000	23,488
LionGold Corp. Ltd.(a)(c)	25,000	17,376
Lippo Malls Indonesia Retail Trust	85,000	35,312
Mapletree Logistics Trust	65,600	44,809
Midas Holdings Ltd.(c)	50,000	16,577
Oceanus Group Ltd.(a)	50,000	4,434
OSIM International Ltd.	20,000	19,973
Pacific Andes Resources Development Ltd.(c)	25,000	4,394
Parkway Life REIT	20,000	28,681
Raffles Education Corp. Ltd.(c)	49,000	17,420
Raffles Medical Group Ltd.	15,000	26,963
Sakari Resources Ltd.	25,000	47,735
SATS Ltd.	15,000	29,480
Sound Global Ltd.(c)	35,000	15,659
Starhill Global REIT	35,000	16,777

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2011

Suntec REIT	105,000	104,018
Super Group Ltd.	15,000	17,976
Swiber Holdings Ltd.(a)(c)	20,000	9,587
Tat Hong Holdings Ltd.	60,000	32,116
Tiger Airways Holdings Ltd.(a)(c)	45,000	27,682
United Engineers Ltd.	10,000	15,020
UOB-Kay Hian Holdings Ltd.	5,000	6,152
Ying Li International Real Estate Ltd.(a)	80,000	18,215

		1,273,580
SPAIN—2.33%
Abengoa SA(c)	1,995	46,943
Almirall SA	1,560	11,728
Bolsas y Mercados Espanoles	2,355	68,159
Caja de Ahorros del Mediterraneo	3,485	6,854
Codere SA(a)	1,775	20,549
Construcciones y Auxiliar de Ferrocarriles SA	105	56,326
Ebro Puleva SA	3,360	68,798
FAES FARMA SA	7,801	16,213
Gamesa Corporacion Tecnologica SA	8,640	42,360
Grupo Catalana Occidente SA	2,825	52,800
Grupo Empresarial ENCE SA	8,645	26,045
NH Hoteles SA(a)	8,713	43,204
Obrascon Huarte Lain SA	2,712	76,675
Papeles y Cartones de Europa SA	5,016	20,324
Prosegur Compania de Seguridad SA	885	44,500
Sacyr Vallehermoso SA	5,814	41,277
Sol Melia SA	3,615	26,673
Tecnicas Reunidas SA	645	26,324
Tubacex SA(a)(c)	2,060	5,502
Tubos Reunidos SA(a)	390	938
Viscofan SA	1,565	60,705
Zeltia SA(a)	11,370	26,405

		789,302
SWEDEN—3.78%
AarhusKarlshamn AB	940	25,586
Active Biotech AB(a)	3,085	13,931
Avanza Bank Holding AB	2,080	56,133
Axfood AB	480	18,388
Axis Communications AB	2,000	44,772
BE Group AB(a)	4,065	15,779
Betsson AB(a)	1,330	31,676
Billerud AB	5,650	44,345
Castellum AB	7,725	105,909
CDON Group AB(a)	3,390	17,301
D. Carnegie & Co. AB(a)(b)	3,396	—
Eniro AB(a)(c)	2,859	4,466
Fabege AB	6,185	53,709
Hakon Invest AB	3,075	43,276
Hoganas AB Class B	1,110	35,792
Hufvudstaden AB Class A	4,050	44,408
Intrum Justitia AB	1,630	27,036
JM AB	3,000	55,443
Klovern AB	4,735	19,991
Kungsleden AB	6,510	50,339
Lindab International AB	4,000	25,078
Loomis AB Class B	1,910	26,511
Lundbergforetagen AB	655	20,442
Meda AB Class A	7,500	77,249
Mekonomen AB	500	18,442

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2011

NCC AB Class B	2,710	50,377
Nibe Industrier AB Class B	2,685	40,590
Peab AB	7,150	39,365
Saab AB	1,495	29,132
SAS AB(a)	9,963	16,718
SkiStar AB	2,550	37,169
TradeDoubler AB(a)	1,500	6,727
Trelleborg AB Class B	9,000	77,249
Wallenstam AB Class B	3,715	37,058
Wihlborgs Fastigheter AB	5,110	70,730

		1,281,117
SWITZERLAND—3.29%
Autoneum Holding AG(a)	65	4,445
Bank Sarasin & Compagnie AG Class B Registered	995	38,278
Basler Kantonalbank Participation Certificates	40	6,325
BB BIOTECH AG Registered	1,450	94,330
Belimo Holding AG	10	18,087
Bucher Industries AG Registered	410	71,802
Dufry AG Registered(a)	461	49,975
Flughafen Zurich AG Registered	82	31,758
Forbo Holding AG Registered(a)	95	45,465
Galenica Holding AG Registered	175	102,492
Georg Fischer AG Registered(a)	120	50,436
Helvetia Holding AG	255	94,439
Kaba Holding AG Class B Registered	160	62,425
Kudelski SA Bearer	1,955	20,498
Kuoni Reisen Holding AG Class B Registered(a)	100	34,422
Logitech International SA Registered(a)(c)	5,620	55,051
Meyer Burger Technology AG(a)(c)	1,220	29,631
Mobimo Holding AG Registered(a)	180	45,579
OC Oerlikon Corp. AG Registered(a)	6,080	36,935
Panalpina Welttransport Holding AG Registered(a)	545	54,669
Petroplus Holdings AG(a)	2,400	14,497
Rieter Holding AG Registered(a)	60	12,651
Schmolz + Bickenbach AG Registered(a)	850	7,018
Temenos Group AG Registered(a)	1,295	24,984
Valiant Holding Registered	400	56,041
Valora Holding AG Registered	110	23,117
Vontobel Holding AG Registered	925	27,937

		1,113,287
UNITED KINGDOM—20.61%
Aberdeen Asset Management PLC	27,660	85,944
Afren PLC(a)	27,730	44,311
Amlin PLC	14,935	69,355
Aquarius Platinum Ltd.	13,235	39,734
Ashtead Group PLC	23,120	57,880
AVEVA Group PLC	2,390	60,990
AZ Electronic Materials SA	6,790	27,158
Babcock International Group PLC	8,990	102,228
Balfour Beatty PLC	19,571	79,574
Barratt Developments PLC(a)	29,370	42,097
BBA Aviation PLC	12,310	35,368
Bellway PLC	3,870	44,351
Berkeley Group Holdings PLC (The)(a)	3,825	77,236
Betfair Group PLC	3,030	38,001
Bodycote PLC	7,256	33,063
Booker Group PLC	34,285	41,532
Bovis Homes Group PLC	5,670	43,069
Britvic PLC	9,480	50,480

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2011

BTG PLC(a)	9,235	41,216
Bumi PLC(a)	2,770	33,086
Cable & Wireless Communications PLC	62,590	36,612
Cable & Wireless Worldwide PLC	56,525	25,510
Cape PLC	3,460	26,930
Capital & Counties Properties PLC	16,095	46,710
Carillion PLC	15,700	87,783
Carpetright PLC	2,250	16,728
Carphone Warehouse Group PLC	3,695	20,934
Catlin Group Ltd.	11,845	75,922
Centamin Egypt Ltd.(a)	31,020	54,976
Charter International PLC	4,900	70,945
Chemring Group PLC	7,625	62,768
Close Brothers Group PLC	5,860	67,109
Collins Stewart Hawkpoint PLC	14,885	14,596
COLT Group SA(a)	7,470	12,178
Cookson Group PLC	8,310	64,464
Croda International PLC	5,345	151,583
CSR PLC	6,055	17,641
Dairy Crest Group PLC	5,590	31,219
Davis Service Group PLC (The)	3,700	27,651
De La Rue PLC	3,442	46,918
Debenhams PLC	32,465	34,061
Derwent London PLC	3,465	94,967
Dialog Semiconductor PLC(a)	1,935	37,650
Dignity PLC	1,680	22,141
Domino Printing Sciences PLC	2,110	19,549
Domino’s Pizza UK & IRL PLC	3,620	26,732
DS Smith PLC	17,630	60,613
DSG International PLC(a)	110,871	21,206
Dunelm Group PLC	3,270	26,285
easyJet PLC(a)	10,605	60,938
Electrocomponents PLC	11,835	41,931
Elementis PLC	13,720	31,934
EnQuest PLC(a)	9,565	16,674
Enterprise Inns PLC(a)	15,085	6,757
Fenner PLC	6,405	35,274
Fidessa Group PLC	1,460	38,342
Filtrona PLC	6,660	42,688
FirstGroup PLC	13,695	73,831
Galiform PLC(a)	23,815	45,244
Galliford Try PLC	4,540	34,149
GAME Group PLC (The)	8,815	2,739
Gem Diamonds Ltd.(a)	3,680	13,187
Genus PLC	1,760	29,147
Go-Ahead Group PLC (The)	1,500	33,654
Great Portland Estates PLC	8,525	51,243
Greene King PLC	8,295	60,090
Halfords Group PLC	7,200	38,014
Halma PLC	10,265	55,505
Henderson Group PLC	27,355	53,249
Heritage Oil PLC(a)	6,265	22,116
Hikma Pharmaceuticals PLC	4,890	53,238
Hiscox Ltd.	15,810	97,355
Hochschild Mining PLC	4,705	34,000
Home Retail Group PLC	18,560	29,988
Homeserve PLC	10,870	61,408
Hunting PLC	4,065	43,698
IG Group Holdings PLC	11,860	89,227
Imagination Technologies Group PLC(a)	8,405	62,230
Inchcape PLC	13,875	73,077
Informa PLC	13,695	80,109
Intermediate Capital Group PLC	14,325	56,556

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2011

International Personal Finance PLC	7,925	35,075
Interserve PLC	6,320	33,735
ITE Group PLC	6,090	18,490
Jardine Lloyd Thompson Group PLC	5,200	60,474
JD Wetherspoon PLC	7,295	50,773
JKX Oil & Gas PLC	3,845	9,775
Keller Group PLC	3,295	19,665
Kesa Electricals PLC	11,375	18,985
Kier Group PLC	1,800	40,908
Laird PLC	9,525	22,969
Lamprell PLC	3,995	15,547
Lancashire Holdings Ltd.	5,220	60,412
Marston’s PLC	28,455	44,482
Melrose PLC	11,689	62,224
Michael Page International PLC	10,715	69,492
Micro Focus International PLC	5,745	31,491
Millennium & Copthorne Hotels PLC	3,125	22,491
Misys PLC(a)	11,785	55,507
Mitchells & Butlers PLC(a)	12,540	48,578
Mitie Group PLC	7,215	29,301
Mondi PLC	11,440	87,710
Morgan Crucible Co. PLC (The)	10,520	48,071
N Brown Group PLC	7,585	32,334
National Express Group PLC	13,870	51,536
New World Resources PLC	3,050	25,649
Ocado Group PLC(a)	11,255	17,013
Pace PLC	9,040	11,571
Paragon Group of Companies PLC	9,385	24,540
PartyGaming PLC(a)	19,935	35,298
Pennon Group PLC	9,260	103,953
Persimmon PLC	9,420	75,674
Petropavlovsk PLC	5,365	63,778
Phoenix Group Holdings	4,820	40,611
Premier Farnell PLC	16,170	45,675
Premier Foods PLC(a)	62,921	4,008
Premier Oil PLC(a)	13,180	78,139
Provident Financial PLC	3,470	62,114
Punch Taverns PLC(a)	49,280	8,352
QinetiQ Group PLC	17,855	33,661
Rathbone Brothers PLC	2,660	49,375
Redrow PLC(a)	11,990	22,566
Regus PLC	23,260	28,477
Renishaw PLC	800	12,616
Restaurant Group PLC (The)	4,675	22,638
Rightmove PLC	3,305	69,617
Rotork PLC	2,355	64,012
RPC Group PLC	5,435	31,011
RPS Group PLC	9,655	28,067
Savills PLC	4,570	22,889
SDL PLC	3,540	37,655
Senior PLC	12,370	33,144
Shaftesbury PLC	9,337	75,957
Shanks Group PLC	13,240	23,572
SIG PLC	15,828	24,539
SOCO International PLC(a)	9,340	49,780
Spectris PLC	4,055	83,255
Spirax-Sarco Engineering PLC	2,095	64,858
Spirent Communications PLC	19,810	39,969
Spirit Pub Co. PLC(a)	23,070	17,781
Sportingbet PLC	18,105	10,447
Sports Direct International PLC(a)	7,685	28,468
St James’s Place PLC	7,550	43,140
Stagecoach Group PLC	17,844	71,458

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2011

SuperGroup PLC(a)	925	9,317
TalkTalk Telecom Group PLC	13,230	27,718
Taylor Wimpey PLC(a)	90,880	54,202
Telecity Group PLC(a)	3,980	38,384
Thomas Cook Group PLC	28,690	24,080
Travis Perkins PLC	8,014	111,309
Tullett Prebon PLC	8,700	49,402
UBM PLC	4,335	35,545
Ultra Electronics Holdings PLC	1,855	47,667
UNITE Group PLC	8,170	23,315
Victrex PLC	3,775	77,384
W.S. Atkins PLC	3,695	34,174
WH Smith PLC	4,990	44,138
Xchanging PLC(a)	6,445	7,074
Yell Group PLC(a)(c)	78,215	4,557
Yule Catto & Co. PLC	8,410	23,117

		6,983,381

TOTAL COMMON STOCKS
(Cost: $39,411,306)		33,471,422

INVESTMENT COMPANIES—0.20%

SWITZERLAND—0.20%
Schroder ImmoPLUS	25	31,867
Swisscanto CH Real Estate Fund Ifca	275	37,044

		68,911

TOTAL INVESTMENT COMPANIES
(Cost: $67,339)		68,911

PREFERRED STOCKS—0.42%

GERMANY—0.42%
Draegerwerk AG & Co. KGaA	240	25,414
Fuchs Petrolub AG	1,025	50,946
ProSiebenSat.1 Media AG	3,040	65,723

		142,083

TOTAL PREFERRED STOCKS
(Cost: $99,067)		142,083

RIGHTS—0.04%

AUSTRALIA—0.00%
Arafura Resources Ltd.(a)	4,265	45
Super Retail Group Ltd.(a)	1,210	129

		174

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2011

ITALY—0.04%
Banca Popolare di Milano Scrl(a)	14,815	14,072

		14,072

TOTAL RIGHTS
(Cost: $16,834)		14,246

SHORT-TERM INVESTMENTS—3.45%

MONEY MARKET FUNDS—3.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(e)(f)(g)	1,080,684	1,080,684
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(e)(f)(g)	88,256	88,256
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(e)(f)(h)	836	836

		1,169,776

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,169,776)		1,169,776

TOTAL INVESTMENTS IN SECURITIES—102.92%
(Cost: $40,764,322)		34,866,438
Other Assets, Less Liabilities—(2.92)%		(990,065)

NET ASSETS—100.00%		$33,876,373

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(h)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—98.15%

AUSTRALIA—3.53%
Alumina Ltd.	233,253	$366,255
Amcor Ltd.	47,922	356,917
AMP Ltd.	368,217	1,672,025
Asciano Group	162,348	265,255
ASX Ltd.	61,125	1,990,913
Australia and New Zealand Banking Group Ltd.	190,221	4,375,351
Bendigo and Adelaide Bank Ltd.	25,917	260,118
BHP Billiton Ltd.	256,737	10,296,163
BlueScope Steel Ltd.	387,777	347,643
Boral Ltd.	49,482	206,317
Brambles Ltd.	283,131	1,988,568
Coca-Cola Amatil Ltd.	20,538	268,015
Commonwealth Bank of Australia	93,399	4,882,249
CSL Ltd.	72,861	2,230,933
Fortescue Metals Group Ltd.	195,111	1,003,965
Foster’s Group Ltd.	558,927	3,160,658
Goodman Group	443,523	294,097
GPT Group	84,597	282,723
Iluka Resources Ltd.	69,927	1,201,863
Incitec Pivot Ltd.	114,426	424,901
James Hardie Industries SE(a)	43,032	284,430
Lynas Corp. Ltd.(a)	360,882	461,368
Macarthur Coal Ltd.	12,714	218,386
Macquarie Group Ltd.	48,411	1,279,419
Mirvac Group	178,485	237,652
National Australia Bank Ltd.	126,651	3,453,320
Newcrest Mining Ltd.	73,488	2,613,458
Orica Ltd.	94,393	2,603,804
Origin Energy Ltd.	85,653	1,307,671
OZ Minerals Ltd.	27,123	334,379
Paladin Energy Ltd.(a)	100,734	160,311
QBE Insurance Group Ltd.	102,201	1,599,346
Rio Tinto Ltd.	50,918	3,738,827
Santos Ltd.	129,096	1,775,060
SP AusNet	247,923	261,719
Stockland Corp. Ltd.	89,487	300,014
Suncorp Group Ltd.	224,471	2,045,731
Telstra Corp. Ltd.	495,357	1,629,203
Transurban Group	56,235	312,035
Wesfarmers Ltd.	108,558	3,738,570
Westfield Group	158,436	1,294,314
Westfield Retail Trust	158,436	428,637
Westpac Banking Corp.	178,485	4,226,599
Woodside Petroleum Ltd.	64,076	2,485,402
Woolworths Ltd.	110,025	2,779,367
WorleyParsons Ltd.	9,291	274,624

		75,718,575
AUSTRIA—0.15%
Erste Group Bank AG	31,785	691,606
IMMOFINANZ AG(a)	61,125	203,509
OMV AG	21,544	759,502
Telekom Austria AG	34,284	393,553
voestalpine AG	30,807	1,074,239

		3,122,409

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2011

BELGIUM—0.30%
Ageas	230,808	470,019
Anheuser-Busch InBev NV	72,372	4,059,480
Groupe Bruxelles Lambert SA	21,151	1,647,358
KBC Groep NV	15,159	343,163

		6,520,020
BRAZIL—0.54%
BRF - Brasil Foods SA SP ADR	106,170	2,234,879
Companhia Siderurgica Nacional SA SP ADR	93,008	870,555
Embraer SA SP ADR	40,587	1,129,130
Gafisa SA SP ADR	77,262	574,829
OGX Petroleo e Gas Participacoes SA SP ADR(a)	146,700	1,224,945
Petroleo Brasileiro SA SP ADR	121,924	3,293,167
Vale SA SP ADR	91,447	2,323,668

		11,651,173
CANADA—4.57%
Agnico-Eagle Mines Ltd.	4,401	191,592
Agrium Inc.	9,780	809,182
Bank of Montreal	58,420	3,463,734
Bank of Nova Scotia	73,350	3,879,260
Barrick Gold Corp.	82,641	4,094,401
Baytex Energy Corp.	1,956	103,762
Bombardier Inc. Class B	56,235	233,263
Brookfield Asset Management Inc. Class A	79,707	2,314,372
Brookfield Office Properties Inc.	14,670	241,632
Cameco Corp.	61,614	1,326,880
Canadian Imperial Bank of Commerce	40,098	3,031,825
Canadian National Railway Co.	58,191	4,574,431
Canadian Natural Resources Ltd.	97,800	3,462,017
Canadian Oil Sands Ltd.	3,423	79,609
Canadian Pacific Railway Ltd.	35,208	2,183,906
Canadian Tire Corp. Ltd. Class A	3,912	234,661
Cenovus Energy Inc.	49,496	1,701,277
Centerra Gold Inc.	2,445	48,642
Eldorado Gold Corp.	42,054	793,024
Enbridge Inc.	124,206	4,317,980
Encana Corp.	49,882	1,085,778
First Quantum Minerals Ltd.	39,120	823,558
Fortis Inc.	7,824	265,461
Gildan Activewear Inc.	7,824	202,601
Goldcorp Inc.	71,883	3,510,018
Husky Energy Inc.	46,944	1,209,461
IAMGOLD Corp.	89,976	1,941,289
Imperial Oil Ltd.	40,587	1,686,817
Inmet Mining Corp.	4,401	263,639
Ivanhoe Mines Ltd.(a)	59,233	1,216,565
Kinross Gold Corp.	124,377	1,779,408
Lululemon Athletica Inc.(a)(b)	7,824	441,900
Magna International Inc. Class A	11,736	449,353
Manulife Financial Corp.	110,514	1,464,248
National Bank of Canada	7,824	560,382
New Gold Inc.(a)	34,230	425,613
Nexen Inc.	74,328	1,266,925
Niko Resources Ltd.	2,445	134,970
Osisko Mining Corp.(a)	10,758	130,190

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2011

Pacific Rubiales Energy Corp.	30,318	709,379
Pan American Silver Corp.	5,379	150,823
Penn West Petroleum Ltd.	92,421	1,657,204
Potash Corp. of Saskatchewan Inc.	73,350	3,484,171
Power Corp. of Canada	73,839	1,865,954
Precision Drilling Corp.(a)	14,181	165,046
Research In Motion Ltd.(a)	44,010	893,271
Rogers Communications Inc. Class B	58,704	2,148,392
Royal Bank of Canada	88,509	4,332,552
Shaw Communications Inc. Class B	116,871	2,375,661
Silver Wheaton Corp.	35,697	1,237,041
SNC-Lavalin Group Inc.	50,367	2,540,028
Sun Life Financial Inc.	52,323	1,325,393
Suncor Energy Inc.	137,409	4,392,384
Talisman Energy Inc.	132,519	1,886,553
Teck Resources Ltd. Class B	64,059	2,577,194
Thomson Reuters Corp.	27,951	829,877
Toronto-Dominion Bank (The)	58,680	4,444,497
Tourmaline Oil Corp.(a)	48,900	1,631,559
TransCanada Corp.	63,081	2,690,906
Valeant Pharmaceuticals International Inc.	19,560	775,114

		98,056,625
CHILE—0.25%
Banco Santander (Chile) SA SP ADR	8,825	720,826
Corpbanca SA SP ADR(b)	19,071	397,630
LAN Airlines SA SP ADR(b)	128,277	3,215,905
Sociedad Quimica y Minera de Chile SA Series B SP ADR	18,110	1,059,435

		5,393,796
CHINA—2.27%
Bank of China Ltd. Class H	5,868,000	2,131,070
Belle International Holdings Ltd.(b)	489,000	972,332
Bosideng International Holdings Ltd.	978,000	274,571
Brilliance China Automotive Holdings Ltd.(a)(b)	978,000	1,071,833
China Communications Construction Co. Ltd. Class H	978,000	751,920
China Construction Bank Corp. Class H	4,591,260	3,435,315
China COSCO Holdings Co. Ltd. Class H	978,000	521,432
China Dongxiang (Group) Co. Ltd.(b)	489,000	88,795
China Gas Holdings Ltd.(b)	632,000	183,943
China Life Insurance Co. Ltd. Class H	978,000	2,613,458
China Mengniu Dairy Co. Ltd.	489,000	1,574,372
China Merchants Bank Co. Ltd. Class H	244,500	503,799
China Mobile Ltd.	489,000	4,701,075
China National Building Material Co. Ltd. Class H(b)	978,000	1,289,726
China Petroleum & Chemical Corp. Class H	1,956,000	1,874,133
China Shanshui Cement Group Ltd.	978,000	768,294
China Shenhua Energy Co. Ltd. Class H	489,000	2,279,691
China Shipping Container Lines Co. Ltd. Class H(a)	2,934,000	570,552
CNOOC Ltd.	1,956,000	3,843,987
Dongfang Electric Corp. Ltd. Class H	97,800	306,688
Dongyue Group Ltd.	85,000	67,540
Evergrande Real Estate Group Ltd.(b)	489,000	217,263
Fosun International Ltd.(b)	1,222,500	702,170
GCL-Poly Energy Holdings Ltd.(b)	978,000	324,950
GOME Electrical Appliances Holdings Ltd.	978,000	306,058
Great Wall Motor Co. Ltd. Class H(b)	244,500	338,805
Guangdong Investment Ltd.	978,000	594,483
Industrial and Commercial Bank of China Ltd. Class H	5,942,260	3,780,395
Kunlun Energy Co. Ltd.	978,000	1,393,005
KWG Property Holdings Ltd.(b)	244,500	107,687

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2011

Lee & Man Paper Manufacturing Ltd.(b)	978,000	409,337
Lonking Holdings Ltd.(b)	978,000	394,223
Parkson Retail Group Ltd.(b)	244,500	314,874
PetroChina Co. Ltd. Class H	1,956,000	2,584,489
Ping An Insurance (Group) Co. of China Ltd. Class H	271,000	2,048,641
Shimao Property Holdings Ltd.(b)	489,000	486,166
Shougang Fushan Resources Group Ltd.	978,000	410,596
Sino-Ocean Land Holdings Ltd.(b)	489,000	221,042
Tencent Holdings Ltd.	97,800	2,306,140
Want Want China Holdings Ltd.(b)	1,467,000	1,375,372
Zhaojin Mining Industry Co. Ltd. Class H	244,500	439,565
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H(b)	121,620	180,120

		48,759,907
COLOMBIA—0.10%
Bancolombia SA SP ADR	35,697	2,226,779

		2,226,779
CZECH REPUBLIC—0.15%
CEZ AS	34,310	1,464,888
Komercni Banka AS	9,024	1,757,106

		3,221,994
DENMARK—0.33%
Carlsberg A/S Class B	10,758	738,093
Danske Bank A/S(a)	92,451	1,291,118
DSV A/S	21,027	428,455
Novo Nordisk A/S Class B	37,653	4,058,500
Novozymes A/S Class B	3,912	590,694

		7,106,860
EGYPT—0.07%
Orascom Construction Industries Co. SP GDR(b)	24,556	1,006,796
Orascom Telecom Holding SAE SP GDR(a)(c)	215,701	591,884

		1,598,680
FINLAND—0.37%
Fortum OYJ	59,169	1,454,984
Metso OYJ	44,499	1,746,571
Nokia OYJ	198,045	1,345,255
Sampo OYJ Class A	69,438	1,934,136
UPM-Kymmene OYJ	117,360	1,388,122

		7,869,068
FRANCE—3.52%
Accor SA	33,252	1,101,754
Alcatel-Lucent(a)	320,295	887,687
ALSTOM	21,516	813,285
ArcelorMittal	60,383	1,265,859
Arkema SA	3,423	236,022
AXA	100,734	1,653,729
BNP Paribas SA	67,971	3,114,374
Bouygues SA(b)	32,760	1,241,039
Cap Gemini SA	35,697	1,380,183
Carrefour SA	43,032	1,154,204
Compagnie de Saint-Gobain	42,065	1,976,668
Compagnie Generale de Geophysique-Veritas(a)	40,587	889,071

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2011

Compagnie Generale des Etablissements Michelin Class B	27,873	2,048,053
Credit Agricole SA	109,536	867,183
Danone SA	45,521	3,193,681
Edenred SA	32,924	941,409
Essilor International SA	32,763	2,394,565
France Telecom SA	133,008	2,419,174
GDF Suez	69,937	2,001,199
Groupe Eurotunnel SA	12,274	112,066
L’Air Liquide SA	20,215	2,643,363
L’Oreal SA	19,560	2,177,398
Lafarge SA	17,670	726,444
LVMH Moet Hennessy Louis Vuitton SA	22,983	3,854,815
Pernod Ricard SA	26,943	2,536,655
PPR SA	13,203	2,079,114
PSA Peugeot Citroen SA	32,763	725,453
Renault SA	30,318	1,287,444
Sanofi	73,350	5,315,951
Schneider Electric SA	43,032	2,559,896
SES SA Class A FDR	80,196	2,069,360
Societe Generale	38,631	1,136,921
Suez Environnement SA	27,401	433,593
Technip SA	22,494	2,156,064
Total SA	158,925	8,382,394
Unibail-Rodamco SE	9,780	1,971,144
Vallourec SA	22,494	1,379,856
Veolia Environnement	30,807	441,512
Vinci SA	36,186	1,801,858
Vivendi SA	87,531	1,983,933
Wendel	1,467	110,411

		75,464,784
GERMANY—3.02%
Adidas AG	42,054	3,000,887
Allianz SE Registered	34,719	3,932,679
BASF SE	54,768	4,063,204
Bayer AG Registered	57,213	3,694,371
Bayerische Motoren Werke AG	44,010	3,625,405
Commerzbank AG(a)	223,658	556,221
Continental AG(a)	3,912	295,685
Daimler AG Registered	78,240	4,037,777
Deutsche Bank AG Registered	63,723	2,697,088
Deutsche Boerse AG(a)	17,349	967,935
Deutsche Post AG Registered	85,575	1,314,153
Deutsche Telekom AG Registered	187,776	2,407,999
E.ON AG	121,761	2,973,761
Fresenius Medical Care AG & Co. KGaA	36,186	2,663,419
GEA Group AG	5,379	149,790
HeidelbergCement AG	14,181	652,333
Infineon Technologies AG	86,064	783,754
K+S AG	29,340	1,882,272
Kabel Deutschland Holding AG(a)	4,890	281,417
LANXESS AG	6,846	406,683
Linde AG	19,560	3,136,098
MAN SE	18,582	1,661,095
Merck KGaA	15,648	1,475,425
METRO AG	26,895	1,263,817
Muenchener Rueckversicherungs-Gesellschaft AG Registered	16,626	2,260,091
RWE AG	33,252	1,435,225
SAP AG	74,328	4,522,719
Siemens AG Registered	67,971	7,226,106
ThyssenKrupp AG	48,900	1,422,430

		64,789,839

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2011

GREECE—0.01%
National Bank of Greece SA SP ADR(a)	336,329	182,088

		182,088
HONG KONG—1.11%
AIA Group Ltd.	586,800	1,821,234
Bank of East Asia Ltd. (The)	97,800	362,735
Cheung Kong (Holdings) Ltd.	89,500	1,127,251
Country Garden Holdings Co. Ltd.	489,000	197,111
Esprit Holdings Ltd.	197,516	289,978
Hang Lung Properties Ltd.	489,000	1,807,379
Hang Seng Bank Ltd.	97,800	1,274,612
Henderson Land Development Co. Ltd.	489,000	2,711,069
Hong Kong and China Gas Co. Ltd. (The)	1,112,544	2,527,402
Hong Kong Exchanges and Clearing Ltd.	48,900	844,493
Hutchison Whampoa Ltd.	489,000	4,549,936
New World Development Co. Ltd.	489,000	524,581
Sino-Forest Corp. Class A(a)(d)	12,731	128
Swire Pacific Ltd. Class A	244,500	2,851,188
Wharf (Holdings) Ltd. (The)	528,200	2,856,974

		23,746,071
HUNGARY—0.08%
OTP Bank Nyrt	44,142	716,747
Richter Gedeon Nyrt	6,395	1,044,095

		1,760,842
INDIA—0.92%
Axis Bank Ltd. SP GDR(c)	38,146	899,864
Dr. Reddy’s Laboratories Ltd. SP ADR	23,613	782,771
HDFC Bank Ltd. SP ADR	113,166	3,582,836
ICICI Bank Ltd. SP ADR	74,591	2,771,802
Infosys Ltd. SP ADR	68,025	3,985,585
Larsen & Toubro Ltd. SP GDR(c)	27,393	762,073
Reliance Industries Ltd. SP GDR(b)(e)	75,312	2,726,294
Satyam Computer Services Ltd. ADR(a)(b)	193,355	535,593
Sterlite Industries (India) Ltd. SP ADR	73,839	762,019
Tata Motors Ltd. SP ADR	70,905	1,421,645
Wipro Ltd. SP ADR	153,655	1,607,231

		19,837,713
INDONESIA—0.49%
PT Aneka Tambang Tbk	1,711,500	346,070
PT Astra International Tbk	244,500	1,905,733
PT Bank Central Asia Tbk	3,423,000	3,132,031
PT Bank Danamon Indonesia Tbk	550,410	309,324
PT Bank Mandiri Tbk	529,957	428,036
PT Bank Negara Indonesia (Persero) Tbk	833,588	379,011
PT Bank Rakyat Indonesia Tbk	489,000	372,861
PT Bumi Resources Tbk	2,445,000	649,054
PT Charoen Pokphand Indonesia Tbk	1,128,945	341,138
PT Indocement Tunggal Prakarsa Tbk	244,500	451,576
PT Indofood Sukses Makmur Tbk	733,500	435,004
PT International Nickel Indonesia Tbk	489,000	201,621
PT Kalbe Farma Tbk	489,000	191,954
PT Perusahaan Gas Negara Tbk	733,500	244,431
PT Semen Gresik (Persero) Tbk	244,500	262,384
PT Telekomunikasi Indonesia Tbk	244,500	204,383
PT United Tractors Tbk	267,106	742,254

		10,596,865

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2011

IRELAND—0.10%
CRH PLC	38,142	696,128
Elan Corp. PLC(a)	98,778	1,173,847
Kerry Group PLC Class A	7,335	276,028

		2,146,003
ISRAEL—0.24%
Israel Chemicals Ltd.(b)	108,145	1,305,823
Teva Pharmaceutical Industries Ltd.	93,888	3,859,479

		5,165,302
ITALY—0.93%
Assicurazioni Generali SpA	56,901	1,034,132
Atlantia SpA	66,847	1,030,282
Banco Popolare SpA	159,090	239,651
Enel SpA	410,825	1,953,993
Eni SpA	202,446	4,515,121
Fiat Industrial SpA(a)	24,094	211,888
Fiat SpA	65,037	402,768
Finmeccanica SpA	134,184	929,435
Intesa Sanpaolo SpA	346,212	623,419
Mediobanca SpA	183,864	1,477,171
Saipem SpA	54,768	2,475,048
Snam Rete Gas SpA	412,315	2,025,491
Telecom Italia SpA	953,650	1,196,470
UniCredit SpA	874,368	1,034,194
Unione di Banche Italiane ScpA	188,359	725,115

		19,874,178
JAPAN—8.04%
AEON Co. Ltd.	146,700	1,949,102
AEON Credit Service Co. Ltd.	146,700	2,233,189
Aisin Seiki Co. Ltd.	48,900	1,591,014
Asahi Group Holdings Ltd	97,800	2,030,628
ASICS Corp.	48,900	660,989
Astellas Pharma Inc.	48,900	1,810,507
Bank of Yokohama Ltd. (The)	489,000	2,276,460
Bridgestone Corp.	100,000	2,386,662
Canon Inc.	97,800	4,515,293
Casio Computer Co. Ltd.	48,900	305,409
Chubu Electric Power Co. Inc.	97,800	1,799,846
Chugoku Electric Power Co. Inc. (The)	48,900	735,617
Dai-ichi Life Insurance Co. Ltd. (The)	489	568,802
Daiichi Sankyo Co. Ltd.	97,800	1,926,525
Daikin Industries Ltd.	48,900	1,480,640
Dena Co. Ltd.	48,900	2,147,900
Denso Corp.	97,800	3,087,959
East Japan Railway Co.	48,900	2,988,246
Eisai Co. Ltd.	48,900	1,956,627
FUJIFILM Holdings Corp.	48,900	1,222,892
Fujitsu Ltd.	489,000	2,671,549
Gree Inc.	48,900	1,612,963
Hitachi Ltd.	491,000	2,688,772
Honda Motor Co. Ltd.	97,800	3,017,721
Hoya Corp.	97,800	2,181,138
ITOCHU Corp.	48,900	493,547

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2011

Japan Prime Realty Investment Corp.	489	1,187,773
Japan Tobacco Inc.	489	2,480,276
JFE Holdings Inc.	48,900	948,212
JTEKT Corp.	48,900	550,615
JX Holdings Inc.	293,480	1,746,389
Kansai Electric Power Co. Inc. (The)	146,700	2,184,273
Kao Corp.	48,900	1,298,774
Kobe Steel Ltd.	978,000	1,668,150
Komatsu Ltd.	146,700	3,717,591
Kyocera Corp.	48,900	4,396,140
Marubeni Corp.	489,000	2,909,856
Mitsubishi Chemical Holdings Corp.	489,000	3,035,281
Mitsubishi Corp.	97,800	2,058,221
Mitsubishi Heavy Industries Ltd.	489,000	2,038,153
Mitsubishi Motors Corp.(a)(b)	978,000	1,316,961
Mitsubishi UFJ Financial Group Inc.	1,026,900	4,543,514
Mitsubishi UFJ Lease & Finance Co. Ltd.	39,120	1,542,725
Mitsui & Co. Ltd.	97,800	1,461,199
Mizuho Financial Group Inc.	1,369,400	1,949,386
Murata Manufacturing Co. Ltd.	48,900	2,781,295
Namco Bandai Holdings Inc.	48,900	721,193
NEC Corp.(a)	394,000	894,364
Nippon Steel Corp.	489,000	1,304,418
Nippon Telegraph and Telephone Corp.	50,000	2,584,162
Nishi-Nippon City Bank Ltd. (The)	489,000	1,354,588
Nissan Motor Co. Ltd.	293,400	2,765,617
Nitto Denko Corp.	48,900	2,107,137
Nomura Holdings Inc.	342,300	1,334,520
NTT DoCoMo Inc.	1,467	2,620,751
NTT Urban Development Corp.	489	343,664
ORIX Corp.	19,560	1,745,913
Panasonic Corp.	97,800	1,014,687
Rakuten Inc.	489	539,954
Resona Holdings Inc.	146,700	667,887
SBI Holdings Inc.	6,846	585,608
Secom Co. Ltd.	48,900	2,351,715
Seven & I Holdings Co. Ltd.	97,800	2,641,447
Shin-Etsu Chemical Co. Ltd.	48,900	2,558,666
SoftBank Corp.	97,800	3,245,994
Sojitz Corp.	146,700	253,985
Sony Corp.	97,800	2,109,645
Sumitomo Chemical Co. Ltd.	489,000	1,850,016
Sumitomo Corp.	195,600	2,475,886
Sumitomo Electric Industries Ltd.	195,600	2,227,545
Sumitomo Metal Industries Ltd.	978,000	1,881,372
Sumitomo Mitsui Financial Group Inc.	97,800	2,779,414
Sumitomo Mitsui Trust Holdings Inc.	681,080	2,375,810
Suzuki Motor Corp.	97,800	2,124,696
T&D Holdings Inc.	97,800	988,348
Takeda Pharmaceutical Co. Ltd.	48,900	2,220,019
TDK Corp.	48,900	2,050,696
Terumo Corp.	48,900	2,527,310
Tokio Marine Holdings Inc.	97,800	2,373,037
Tokyo Electric Power Co. Inc. (The)(a)	97,800	358,715
Tokyo Electron Ltd.	48,900	2,671,549
Toray Industries Inc.	489,000	3,536,980
Toshiba Corp.	489,000	2,188,663
Toyota Motor Corp.	244,500	8,290,580
USS Co. Ltd.	4,890	408,258
Yamada Denki Co. Ltd.	19,560	1,424,826

		172,654,416

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2011

MEXICO—0.69%
Alfa SAB de CV Series A	48,900	576,653
America Movil SAB de CV Series L	2,445,000	3,158,241
Cemex SAB de CV CPO(a)	1,526,025	672,127
Compartamos SAB de CV	48,900	76,459
Fomento Economico Mexicano SAB de CV BD Units	391,200	2,655,819
Grupo Elektra SA de CV	2,445	190,044
Grupo Financiero Banorte SAB de CV Series O	48,900	168,996
Grupo Mexico SAB de CV Series B	244,500	687,163
Grupo Televisa SAB CPO	537,900	2,327,072
Industrias Penoles SAB de CV	7,335	298,562
Telefonos de Mexico SAB de CV Series L	1,515,900	1,202,954
Wal-Mart de Mexico SAB de CV Series V	1,026,900	2,683,335

		14,697,425
NETHERLANDS—1.06%
AEGON NV(a)	158,436	767,928
Akzo Nobel NV	32,274	1,720,277
ASML Holding NV	35,208	1,486,502
Heineken NV	35,208	1,724,185
ING Groep NV CVA(a)	280,808	2,451,859
Koninklijke Ahold NV	103,668	1,339,683
Koninklijke DSM NV	35,208	1,827,803
Koninklijke KPN NV	125,673	1,664,541
Koninklijke Philips Electronics NV	96,994	2,042,160
PostNL NV	70,446	361,688
Reed Elsevier NV	133,497	1,659,428
TNT Express NV	64,926	559,019
Unilever NV CVA	104,362	3,634,734
Wolters Kluwer NV	89,976	1,607,008

		22,846,815
NORWAY—0.37%
Aker Solutions ASA	6,846	80,385
DnB NOR ASA	160,616	1,891,759
Orkla ASA	232,444	2,044,362
Renewable Energy Corp. ASA(a)(b)	40,098	39,339
Statoil ASA	52,814	1,360,946
Subsea 7 SA(a)	24,450	536,934
Telenor ASA	106,113	1,912,726

		7,866,451
PERU—0.15%
Compania de Minas Buenaventura SA SP ADR	44,988	1,841,359
Credicorp Ltd.	8,313	904,288
Southern Copper Corp.	18,093	555,093

		3,300,740
PHILIPPINES—0.20%
Aboitiz Equity Ventures Inc.	195,600	187,870
Aboitiz Power Corp.	635,700	442,090
Alliance Global Group Inc.	342,300	85,103
Ayala Land Inc.	342,300	129,742
Banco de Oro Unibank Inc.	426,480	563,172
Bank of the Philippine Islands	314,162	431,065
Jollibee Foods Corp.	195,600	415,653
Manila Electric Co.	102,690	582,877
Metropolitan Bank & Trust Co.	422,263	707,651

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2011

Philippine Long Distance Telephone Co.	9,780	550,534
SM Prime Holdings Inc.	978,000	298,206

		4,393,963
POLAND—0.16%
Bank Handlowy w Warszawie SA	8,802	211,164
Bank Millennium SA	242,055	344,548
Bank Pekao SA	5,379	254,648
BRE Bank SA(a)	2,445	214,761
Cyfrowy Polsat SA(a)	42,054	198,954
Getin Holding SA(a)	82,641	226,544
Globe Trade Centre SA(a)	43,521	158,701
Kernel Holding SA(a)	13,804	302,463
KGHM Polska Miedz SA	14,181	700,828
Powszechna Kasa Oszczednosci Bank Polski SA	16,137	187,372
Synthos SA	357,459	484,806
TVN SA	37,164	151,331

		3,436,120
PORTUGAL—0.07%
Energias de Portugal SA	424,185	1,351,927
Jeronimo Martins SGPS SA	5,379	93,783

		1,445,710
RUSSIA—0.88%
Gazprom OAO SP ADR	438,338	5,115,405
LUKOIL OAO SP ADR	38,369	2,213,891
Magnit OJSC SP GDR(c)	15,648	399,806
Mechel OAO SP ADR	30,318	398,379
MMC Norilsk Nickel OJSC SP ADR	53,831	1,053,473
Mobile TeleSystems OJSC SP ADR	76,284	1,090,098
NovaTek OAO SP GDR(c)	16,137	2,265,635
Novolipetsk Steel OJSC SP GDR(c)	7,824	212,969
RusHydro OJSC SP ADR	46,561	175,535
Sberbank of Russia SP ADR(a)	134,550	1,466,595
Surgutneftegas OJSC SP ADR(b)	181,429	1,569,361
Tatneft OAO SP ADR	28,202	837,317
TMK OAO SP GDR(c)	42,054	542,497
Uralkali OJSC SP GDR(c)	36,675	1,591,695

		18,932,656
SINGAPORE—0.64%
CapitaLand Ltd.	978,000	2,133,051
Genting Singapore PLC(a)	489,000	677,810
Hutchison Port Holdings Trust	489,000	327,630
Keppel Corp. Ltd.	527,400	3,998,583
Neptune Orient Lines Ltd.	978,000	890,724
Noble Group Ltd.	489,000	607,490
Singapore Exchange Ltd.(b)	489,000	2,637,014
Singapore Telecommunications Ltd.	978,000	2,492,466

		13,764,768
SOUTH AFRICA—0.95%
African Rainbow Minerals Ltd.	2,445	56,793
AngloGold Ashanti Ltd.	14,181	643,815
Barloworld Ltd.	28,362	239,208
Exxaro Resources Ltd.	6,846	155,620
FirstRand Ltd.	795,603	1,988,882

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2011

Gold Fields Ltd.	109,536	1,903,165
Impala Platinum Holdings Ltd.	64,059	1,488,288
MMI Holdings Ltd.	124,744	269,345
MTN Group Ltd.	132,630	2,326,589
Naspers Ltd. Class N	58,680	2,823,759
Pretoria Portland Cement Co. Ltd.	12,714	38,739
Sanlam Ltd.	944,259	3,545,530
Sappi Ltd.(a)	55,257	163,045
Sasol Ltd.	49,389	2,239,001
Standard Bank Group Ltd.	206,847	2,561,849

		20,443,628
SOUTH KOREA—1.54%
KB Financial Group Inc. SP ADR	61,132	2,387,205
Korea Electric Power Corp. SP ADR(a)	296,961	3,275,480
KT Corp. SP ADR	216,886	3,617,658
LG Display Co. Ltd. SP ADR	180,441	1,815,236
POSCO SP ADR	53,790	4,621,637
Samsung Electronics Co. Ltd. SP GDR(b)	23,472	10,100,002
Shinhan Financial Group Co. Ltd. SP ADR	37,676	2,999,010
SK Telecom Co. Ltd. SP ADR	287,208	4,247,806

		33,064,034
SPAIN—1.32%
Acciona SA	10,269	983,001
Actividades de Construcciones y Servicios SA(b)	58,680	2,246,695
Banco Bilbao Vizcaya Argentaria SA	382,032	3,496,614
Banco de Sabadell SA(b)	313,665	1,141,874
Banco Popular Espanol SA(b)	242,371	1,126,074
Banco Santander SA	533,039	4,592,491
Distribuidora Internacional de Alimentacion SA(a)	43,032	198,370
Ferrovial SA	10,269	131,773
Iberdrola SA	321,010	2,354,241
Industria de Diseno Textil SA	33,741	3,094,792
International Consolidated Airlines Group SA(a)	38,724	103,596
Repsol YPF SA	104,157	3,181,591
Telefonica SA	262,104	5,622,659

		28,273,771
SWEDEN—1.15%
Atlas Copco AB Class A	150,612	3,323,848
Boliden AB	18,093	260,786
Hennes & Mauritz AB Class B	90,954	3,036,911
Hexagon AB Class B	6,357	98,903
Nordea Bank AB	271,898	2,508,269
Sandvik AB	156,480	2,181,635
Scania AB Class B	105,624	1,796,854
Skandinaviska Enskilda Banken AB Class A	61,614	392,299
SKF AB Class B	5,379	121,121
Svenska Handelsbanken AB Class A	87,042	2,529,375
Swedbank AB Class A	47,433	673,779
Telefonaktiebolaget LM Ericsson Class B	286,559	3,017,997
TeliaSonera AB	334,476	2,351,020
Volvo AB Class B	180,930	2,284,675

		24,577,472
SWITZERLAND—3.10%
ABB Ltd. Registered(a)	179,578	3,448,029
Actelion Ltd. Registered(a)	1,956	73,384

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2011

Adecco SA Registered(a)	36,726	1,788,642
Aryzta AG	5,868	286,055
Compagnie Financiere Richemont SA Class A Bearer	46,502	2,683,424
Credit Suisse Group AG Registered(a)	86,314	2,537,481
GAM Holding AG(a)	36,204	438,622
Geberit AG Registered(a)	1,467	304,081
Givaudan SA Registered(a)	489	450,365
Holcim Ltd. Registered(a)	40,162	2,582,765
Julius Baer Group Ltd.(a)	29,185	1,117,395
Lindt & Spruengli AG Participation Certificates	978	3,045,861
Lonza Group AG Registered(a)	4,509	303,431
Nestle SA Registered	275,944	16,129,478
Novartis AG Registered	161,117	9,178,932
Roche Holding AG Genusschein	55,621	9,242,488
Sulzer AG Registered	978	115,680
Swatch Group AG (The) Bearer	1,467	626,019
Swiss Re AG(a)	33,857	1,875,199
Syngenta AG Registered(a)	8,377	2,582,940
Transocean Ltd.	26,895	1,544,270
UBS AG Registered(a)	285,087	3,669,988
Zurich Financial Services AG Registered(a)	10,875	2,545,160

		66,569,689
TAIWAN—1.31%
Advanced Semiconductor Engineering Inc. SP ADR(b)	654,171	2,891,436
AU Optronics Corp. SP ADR	266,032	1,138,617
Chunghwa Telecom Co. Ltd. SP ADR(b)	218,198	7,337,998
Hon Hai Precision Industry Co. Ltd. SP GDR(c)	572,393	3,193,953
Siliconware Precision Industries Co. Ltd. SP ADR	464,141	2,413,533
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	708,669	8,943,403
United Microelectronics Corp. SP ADR(b)	997,587	2,224,619

		28,143,559
THAILAND—0.30%
Bangkok Bank PCL NVDR	441,580	2,146,869
BEC World PCL NVDR	391,200	477,073
Charoen Pokphand Foods PCL NVDR	733,500	721,573
Glow Energy PCL NVDR	244,500	425,390
Indorama Ventures PCL NVDR	313,533	364,514
Kasikornbank PCL NVDR	541,223	2,182,493
Thai Airways International PCL NVDR	30,199	19,052

		6,336,964
TURKEY—0.20%
Akbank TAS(b)	56,724	207,860
Anadolu Efes Biracilik ve Malt Sanayii AS	33,741	411,499
Arcelik AS	48,900	188,621
Asya Katilim Bankasi AS(a)	612,435	660,064
BIM Birlesik Magazalar AS	10,269	314,553
Coca-Cola Icecek AS	20,538	279,603
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	391,200	530,358
TAV Havalimanlari Holding AS(a)	49,389	239,815
Turk Hava Yollari Anonim Ortakligi(a)	165,155	239,830
Turkiye Garanti Bankasi AS	137,409	486,376
Turkiye Halk Bankasi AS	26,686	165,000
Turkiye Is Bankasi AS	60,636	142,054
Turkiye Sise ve Cam Fabrikalari AS	107,760	207,219
Turkiye Vakiflar Bankasi TAO Class D	83,132	142,412

		4,215,264

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2011

UNITED KINGDOM—8.39%
3i Group PLC	243,033	806,527
Anglo American PLC	85,249	3,155,867
ARM Holdings PLC	65,526	618,200
AstraZeneca PLC	109,536	5,279,312
Aviva PLC	228,363	1,256,192
BAE Systems PLC	328,608	1,467,104
Barclays PLC	951,105	2,998,205
BG Group PLC	251,346	5,503,290
BHP Billiton PLC	168,229	5,342,521
BP PLC	1,446,951	10,766,769
British American Tobacco PLC	122,257	5,652,665
British Land Co. PLC	208,314	1,716,504
British Sky Broadcasting Group PLC	100,379	1,140,634
BT Group PLC	625,920	1,900,370
Burberry Group PLC	9,291	201,105
Carnival PLC	41,076	1,513,647
Centrica PLC	584,844	2,800,840
Compass Group PLC	274,818	2,510,685
Diageo PLC	167,238	3,479,514
Experian PLC	261,615	3,422,522
Fresnillo PLC	14,181	388,665
GlaxoSmithKline PLC	380,931	8,608,054
HSBC Holdings PLC	1,322,280	11,629,764
Imperial Tobacco Group PLC	74,328	2,728,183
International Power PLC	321,465	1,754,842
J Sainsbury PLC	266,994	1,288,987
Johnson Matthey PLC	62,592	1,898,350
Land Securities Group PLC	136,460	1,506,580
Legal & General Group PLC	873,843	1,558,570
Lloyds Banking Group PLC(a)	2,964,318	1,554,791
Lonmin PLC	31,374	550,972
Man Group PLC	229,341	554,899
Marks & Spencer Group PLC	267,972	1,392,326
National Grid PLC	302,719	3,017,222
Old Mutual PLC	942,792	1,673,937
Pearson PLC	121,761	2,250,320
Prudential PLC	212,715	2,223,149
Reckitt Benckiser Group PLC	44,988	2,322,233
Reed Elsevier PLC	202,935	1,750,795
Rio Tinto PLC	120,783	6,599,258
Rolls-Royce Holdings PLC(a)	288,575	3,272,169
Rolls-Royce Holdings PLC Class C(a)	19,911,675	32,139
Royal Bank of Scotland Group PLC(a)	859,173	336,020
Royal Dutch Shell PLC Class A	271,517	9,667,923
Royal Dutch Shell PLC Class B	193,155	6,969,655
SABMiller PLC	104,646	3,836,772
Shire PLC	102,201	3,218,423
Smith & Nephew PLC	132,519	1,220,294
SSE PLC	100,734	2,185,275
Standard Chartered PLC	171,795	4,045,726
Standard Life PLC	462,105	1,609,618
Tesco PLC	597,069	3,871,783
Tullow Oil PLC	22,983	520,469
Unilever PLC	109,536	3,688,093
Vodafone Group PLC	3,943,785	11,003,054
Wm Morrison Supermarkets PLC	356,970	1,741,233
Wolseley PLC	46,018	1,335,513
WPP PLC	181,908	1,896,771
Xstrata PLC	171,792	2,899,063

		180,134,363

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2011

UNITED STATES—44.58%
3M Co.	55,257	4,366,408
Abbott Laboratories	112,959	6,085,101
Abercrombie & Fitch Co. Class A	1,467	109,145
Accenture PLC Class A	72,372	4,361,137
ACE Ltd.	42,543	3,069,477
Adobe Systems Inc.(a)	68,460	2,013,409
Advanced Micro Devices Inc.(a)	24,450	142,544
AES Corp. (The)(a)	131,052	1,470,403
Aetna Inc.	42,054	1,672,067
Aflac Inc.	39,609	1,785,970
Agilent Technologies Inc.(a)	7,335	271,908
Air Products and Chemicals Inc.	26,406	2,274,613
Akamai Technologies Inc.(a)	18,582	500,599
Alcoa Inc.	81,174	873,432
Alexion Pharmaceuticals Inc.(a)(b)	6,357	429,161
Allergan Inc.	38,142	3,208,505
Allstate Corp. (The)	53,790	1,416,829
Alpha Natural Resources Inc.(a)	11,736	282,133
Altera Corp.	1,956	74,172
Altria Group Inc.	175,062	4,822,958
Amazon.com Inc.(a)	33,252	7,099,635
American Electric Power Co. Inc.	58,191	2,285,742
American Express Co.	70,416	3,564,458
American International Group Inc.(a)	8,146	201,125
American Tower Corp. Class A(a)	60,636	3,341,044
Ameriprise Financial Inc.	41,565	1,940,254
Amgen Inc.	82,152	4,704,845
Anadarko Petroleum Corp.	42,543	3,339,626
Apache Corp.	28,851	2,874,425
Apollo Group Inc. Class A(a)(b)	21,516	1,018,783
Apple Inc.(a)	73,839	29,888,550
Applied Materials Inc.	138,876	1,710,952
Archer-Daniels-Midland Co.	56,235	1,627,441
AT&T Inc.	450,369	13,200,315
Automatic Data Processing Inc.	62,103	3,249,850
AvalonBay Communities Inc.	2,445	326,872
Avon Products Inc.	63,081	1,153,121
Baker Hughes Inc.	36,186	2,098,426
Bank of America Corp.	792,180	5,410,589
Bank of New York Mellon Corp. (The)	85,086	1,810,630
Baxter International Inc.	45,477	2,500,325
BB&T Corp.	75,306	1,757,642
Beam Inc.	4,401	217,541
Becton, Dickinson and Co.	20,538	1,606,688
Bed Bath & Beyond Inc.(a)(b)	43,032	2,661,099
Berkshire Hathaway Inc. Class B(a)	55,746	4,340,384
Best Buy Co. Inc.	38,142	1,000,465
Biogen Idec Inc.(a)(b)	29,340	3,414,002
BlackRock Inc.(f)	7,335	1,157,390
Boeing Co. (The)	59,169	3,892,729
BorgWarner Inc.(a)	1,467	112,211
Boston Properties Inc.(b)	15,752	1,559,290
Boston Scientific Corp.(a)	161,859	953,350
Bristol-Myers Squibb Co.	150,779	4,763,109
Broadcom Corp. Class A(a)	10,269	370,608
Bunge Ltd.(b)	3,912	241,644
C.H. Robinson Worldwide Inc.	44,988	3,123,517
C.R. Bard Inc.	18,582	1,597,123
CA Inc.	92,421	2,001,839
Cablevision NY Group Class A	7,043	101,912
Cabot Oil & Gas Corp.	1,467	114,015

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2011

Calpine Corp.(a)	19,560	296,725
Capital One Financial Corp.	42,543	1,942,513
Cardinal Health Inc.	40,587	1,796,786
CareFusion Corp.(a)	20,121	515,098
CarMax Inc.(a)	8,802	264,588
Carnival Corp.	59,169	2,083,340
Caterpillar Inc.	43,521	4,110,994
CBRE Group Inc.(a)	11,736	208,666
CBS Corp. Class B NVS	88,998	2,297,038
Celanese Corp. Series A	1,956	85,184
Celgene Corp.(a)(b)	44,010	2,853,168
CenturyLink Inc.	48,282	1,702,423
CF Industries Holdings Inc.	2,934	476,100
Charles Schwab Corp. (The)	123,717	1,519,245
Chesapeake Energy Corp.	58,191	1,636,331
Chevron Corp.	154,524	16,232,746
Chipotle Mexican Grill Inc.(a)(b)	1,956	657,451
Chubb Corp. (The)	46,944	3,147,595
Church & Dwight Co. Inc.	15,648	691,329
Cigna Corp.	34,719	1,539,440
Cisco Systems Inc.	451,347	8,363,460
Citigroup Inc.	235,055	7,425,387
Citrix Systems Inc.(a)	5,379	391,753
Cliffs Natural Resources Inc.	8,802	600,472
Clorox Co. (The)	8,313	556,472
CME Group Inc.	4,890	1,347,488
Coach Inc.	45,477	2,959,188
Coca-Cola Co. (The)	151,101	10,323,220
Coca-Cola Enterprises Inc.	9,780	262,300
Cognizant Technology Solutions Corp. Class A(a)(b)	46,944	3,415,176
Colgate-Palmolive Co.	44,010	3,977,184
Comcast Corp. Class A	94,866	2,224,608
Comcast Corp. Class A Special	59,169	1,360,887
Comerica Inc.	9,900	252,945
ConAgra Foods Inc.	93,888	2,378,183
Concho Resources Inc.(a)(b)	7,824	741,089
ConocoPhillips	105,624	7,356,712
CONSOL Energy Inc.	25,510	1,090,808
Consolidated Edison Inc.	19,071	1,103,639
Constellation Energy Group Inc.	29,829	1,184,211
Cooper Industries PLC(b)	33,352	1,749,646
Corning Inc.	135,453	1,935,623
Costco Wholesale Corp.	38,142	3,175,322
Coventry Health Care Inc.(a)	33,252	1,057,746
Covidien PLC	46,944	2,208,246
Cree Inc.(a)(b)	3,912	104,216
Crown Castle International Corp.(a)	17,115	707,876
CSX Corp.	151,101	3,355,953
Cummins Inc.	14,181	1,410,017
CVS Caremark Corp.	108,558	3,940,655
D.R. Horton Inc.	15,648	174,162
Danaher Corp.	64,548	3,120,896
Deere & Co.	30,318	2,301,136
Dell Inc.(a)	152,568	2,412,100
Delta Air Lines Inc.(a)(b)	44,988	383,298
Devon Energy Corp.	35,697	2,318,520
DIRECTV Class A(a)	82,152	3,734,630
Discover Financial Services	14,181	334,104
Dollar Tree Inc.(a)(b)	7,335	586,507
Dominion Resources Inc.	58,680	3,027,301
Dover Corp.	45,966	2,552,492
Dow Chemical Co. (The)	78,729	2,194,965
Dr Pepper Snapple Group Inc.	32,274	1,208,661

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2011

Duke Energy Corp.	140,343	2,865,804
Duke Realty Corp.(b)	8,802	108,089
E.I. du Pont de Nemours and Co.	67,971	3,267,366
Eaton Corp.	61,614	2,761,539
eBay Inc.(a)	92,421	2,941,760
Edison International	46,944	1,905,926
El Paso Corp.	128,607	3,216,461
Electronic Arts Inc.(a)(b)	50,367	1,176,069
Eli Lilly and Co.	78,729	2,925,570
EMC Corp.(a)	185,820	4,554,448
Emerson Electric Co.	46,455	2,235,415
Entergy Corp.	22,494	1,555,910
EOG Resources Inc.	24,939	2,230,295
Equity Residential	55,399	3,250,813
Exelon Corp.	42,543	1,888,484
Expedia Inc.	12,714	333,870
Expeditors International of Washington Inc.	58,191	2,653,510
Express Scripts Inc.(a)(b)	50,856	2,325,645
Exxon Mobil Corp.	391,200	30,548,808
F5 Networks Inc.(a)	8,802	914,968
Family Dollar Stores Inc.	6,846	401,381
FedEx Corp.	27,873	2,280,848
Fifth Third Bancorp	90,954	1,092,358
FirstEnergy Corp.	34,230	1,538,981
Fluor Corp.	32,274	1,834,777
FMC Technologies Inc.(a)(b)	6,846	306,838
Ford Motor Co.(a)	248,412	2,901,452
Foster Wheeler AG(a)(b)	8,802	187,659
Franklin Resources Inc.	22,494	2,398,535
Freeport-McMoRan Copper & Gold Inc.	71,394	2,874,322
Frontier Communications Corp.	73,839	462,232
Gap Inc. (The)	73,350	1,386,315
General Dynamics Corp.	28,024	1,798,861
General Electric Co.	801,960	13,400,752
General Growth Properties Inc.	29,193	429,137
General Mills Inc.	80,685	3,108,793
General Motors Co.(a)	42,543	1,099,737
Genworth Financial Inc. Class A(a)	35,697	227,747
Gilead Sciences Inc.(a)(b)	75,306	3,137,248
Goldman Sachs Group Inc. (The)	39,158	4,289,759
Goodyear Tire & Rubber Co. (The)(a)	37,164	533,675
Google Inc. Class A(a)	19,560	11,592,038
Green Mountain Coffee Roasters Inc.(a)	8,313	540,511
H.J. Heinz Co.	60,636	3,240,388
Halliburton Co.	79,707	2,977,854
Harley-Davidson Inc.	14,181	551,641
Harris Corp.	4,401	166,138
Hartford Financial Services Group Inc. (The)	33,348	641,949
HCP Inc.	7,335	292,300
Hess Corp.	26,895	1,682,551
Hewlett-Packard Co.	156,480	4,163,933
HollyFrontier Corp.	13,692	420,207
Home Depot Inc. (The)	140,832	5,041,786
Honeywell International Inc.	51,345	2,690,478
Host Hotels & Resorts Inc.(b)	33,741	481,484
Human Genome Sciences Inc.(a)(b)	11,736	120,411
Humana Inc.	23,646	2,007,309
Illinois Tool Works Inc.	50,367	2,449,347
Illumina Inc.(a)(b)	6,357	194,651
Ingersoll-Rand PLC	56,736	1,766,192
Intel Corp.	427,386	10,488,052
International Business Machines Corp.	99,267	18,327,666
International Game Technology	62,241	1,094,819

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2011

International Paper Co.	68,949	1,909,887
Intuit Inc.	57,702	3,096,866
Intuitive Surgical Inc.(a)	978	424,315
ITT Corp.	42,543	1,939,961
J.C. Penney Co. Inc.	35,208	1,129,473
J.M. Smucker Co. (The)	8,313	640,267
Jacobs Engineering Group Inc.(a)	31,785	1,233,258
Johnson & Johnson	200,979	12,941,038
Johnson Controls Inc.	72,861	2,399,313
Joy Global Inc.	6,357	554,330
JPMorgan Chase & Co.	300,735	10,453,549
Juniper Networks Inc.(a)	65,037	1,591,455
Kellogg Co.	46,944	2,544,834
KeyCorp	50,367	355,591
Kimberly-Clark Corp.	39,609	2,761,143
Kimco Realty Corp.(b)	15,159	264,828
Kohl’s Corp.	41,076	2,177,439
Kraft Foods Inc. Class A	116,390	4,094,600
Kroger Co. (The)	78,240	1,813,603
L-3 Communications Holdings Inc.	22,494	1,524,643
Laboratory Corp. of America Holdings(a)(b)	21,027	1,763,114
Las Vegas Sands Corp.(a)(b)	26,895	1,262,720
Legg Mason Inc.	35,208	968,220
Liberty Interactive Corp. Series A(a)	32,274	530,262
Limited Brands Inc.	12,714	543,015
Lincoln National Corp.	35,208	670,712
Lockheed Martin Corp.	26,895	2,041,331
Lorillard Inc.	12,225	1,352,819
Lowe’s Companies Inc.	129,585	2,723,877
LyondellBasell Industries NV Class A	22,005	723,084
M&T Bank Corp.	2,445	186,089
Macerich Co. (The)	7,824	389,322
Macy’s Inc.	66,993	2,045,296
Marathon Oil Corp.	65,037	1,692,913
Marathon Petroleum Corp.	26,724	959,392
Marriott International Inc. Class A	56,724	1,786,806
Marsh & McLennan Companies Inc.	97,800	2,994,636
Masco Corp.	13,692	131,443
MasterCard Inc. Class A	4,911	1,705,296
Mattel Inc.	8,802	248,568
McDonald’s Corp.	82,641	7,673,217
McGraw-Hill Companies Inc. (The)	46,944	1,995,120
McKesson Corp.	29,829	2,432,555
Mead Johnson Nutrition Co. Class A	29,421	2,113,899
Medco Health Solutions Inc.(a)	40,587	2,226,603
Medtronic Inc.	84,597	2,938,900
Merck & Co. Inc.	242,055	8,350,897
MetLife Inc.	53,790	1,891,256
MGM Resorts International(a)(b)	40,587	467,562
Micron Technology Inc.(a)	35,697	199,546
Microsoft Corp.	602,937	16,056,212
Monsanto Co.	40,098	2,917,130
Moody’s Corp.	54,768	1,943,716
Morgan Stanley	93,100	1,642,284
Mosaic Co. (The)	17,664	1,034,404
Motorola Mobility Holdings Inc.(a)	32,763	1,273,825
Motorola Solutions Inc.	37,350	1,752,089
Murphy Oil Corp.	29,829	1,651,632
National Oilwell Varco Inc.	41,076	2,929,951
NetApp Inc.(a)	15,159	620,913
Netflix Inc.(a)	4,401	361,234
New York Community Bancorp Inc.	13,692	182,241
Newell Rubbermaid Inc.	11,736	173,693

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2011

Newmont Mining Corp.	56,235	3,758,185
News Corp. Class A NVS	130,074	2,278,896
NextEra Energy Inc.	37,653	2,123,629
NII Holdings Inc.(a)	9,780	230,123
Nike Inc. Class B	39,609	3,816,327
Noble Corp.(a)	46,455	1,669,593
Noble Energy Inc.	26,406	2,359,112
Nordstrom Inc.	6,357	322,236
Norfolk Southern Corp.	44,988	3,328,662
Northern Trust Corp.	33,843	1,369,626
Northrop Grumman Corp.	30,318	1,750,865
NRG Energy Inc.(a)	61,178	1,310,433
NSTAR	13,692	617,372
Nucor Corp.	39,609	1,496,428
NVIDIA Corp.(a)(b)	80,685	1,194,138
O’Reilly Automotive Inc.(a)(b)	5,379	409,073
Occidental Petroleum Corp.	65,526	6,089,986
Omnicom Group Inc.	53,301	2,370,828
Oracle Corp.	317,361	10,399,920
Owens-Illinois Inc.(a)	44,988	903,359
PACCAR Inc.	57,213	2,473,890
Parker Hannifin Corp.	33,741	2,751,579
Paychex Inc.	71,883	2,094,671
Peabody Energy Corp.	39,609	1,717,842
PepsiCo Inc.	116,382	7,326,247
Pfizer Inc.	632,277	12,177,655
PG&E Corp.	64,548	2,769,109
Philip Morris International Inc.	155,991	10,899,091
Pioneer Natural Resources Co.	3,423	287,190
PNC Financial Services Group Inc. (The)(f)	48,436	2,601,498
PPL Corp.	50,856	1,493,641
Praxair Inc.	29,829	3,032,714
Precision Castparts Corp.	20,538	3,350,775
Priceline.com Inc.(a)	3,423	1,737,926
Principal Financial Group Inc.	43,521	1,121,971
Procter & Gamble Co. (The)	209,781	13,423,886
Progress Energy Inc.	23,961	1,248,368
Progressive Corp. (The)	135,942	2,584,257
Prologis Inc.	21,027	625,764
Prudential Financial Inc.	33,741	1,828,762
Public Service Enterprise Group Inc.	52,323	1,763,285
Public Storage(b)	31,296	4,038,749
PulteGroup Inc.(a)(b)	26,406	136,783
QEP Resources Inc.	33,252	1,182,109
QUALCOMM Inc.	139,365	7,191,234
Quest Diagnostics Inc.	24,939	1,391,596
Raytheon Co.	38,142	1,685,495
Red Hat Inc.(a)	7,824	388,462
Regions Financial Corp.	77,262	303,640
Republic Services Inc.	7,335	208,754
Reynolds American Inc.	75,306	2,912,836
Royal Caribbean Cruises Ltd.	3,912	116,265
Safeway Inc.	68,949	1,335,542
Salesforce.com Inc.(a)(b)	10,269	1,367,523
SanDisk Corp.(a)	28,362	1,437,103
Sara Lee Corp.	17,115	304,647
SBA Communications Corp. Class A(a)(b)	14,670	558,780
Schlumberger Ltd.	118,338	8,694,293
Seagate Technology PLC	64,548	1,042,450
Sempra Energy	44,499	2,390,931
Simon Property Group Inc.	29,831	3,831,494
Sirius XM Radio Inc.(a)(b)	114,426	204,823
SLM Corp.	83,214	1,137,535

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2011

Southern Co. (The)	69,927	3,020,846
Southwestern Energy Co.(a)(b)	45,477	1,911,853
Spectra Energy Corp.	109,536	3,136,016
Sprint Nextel Corp.(a)	283,131	727,647
St. Jude Medical Inc.	41,565	1,621,035
Staples Inc.	98,294	1,470,478
Starbucks Corp.	94,866	4,016,626
Starwood Hotels & Resorts Worldwide Inc.	32,274	1,617,250
State Street Corp.	35,697	1,441,802
Stryker Corp.	31,785	1,522,819
SunTrust Banks Inc.	54,279	1,070,925
Symantec Corp.(a)	120,294	2,046,201
Sysco Corp.	47,922	1,328,398
T. Rowe Price Group Inc.	41,565	2,196,295
Target Corp.	64,059	3,507,230
TE Connectivity Ltd.	54,279	1,929,618
Teradata Corp.(a)	1,956	116,695
Texas Instruments Inc.	116,871	3,591,446
Textron Inc.	39,885	774,567
Thermo Fisher Scientific Inc.(a)	43,032	2,163,219
Tiffany & Co.	4,401	350,892
Time Warner Cable Inc.	23,493	1,496,269
Time Warner Inc.	93,927	3,286,506
TJX Companies Inc. (The)	58,191	3,429,196
Toll Brothers Inc.(a)	1,467	25,584
Travelers Companies Inc. (The)	50,367	2,938,914
TRW Automotive Holdings Corp.(a)(b)	5,868	247,043
Tyco International Ltd.	61,614	2,806,518
Tyson Foods Inc. Class A	11,247	217,067
U.S. Bancorp	136,920	3,503,783
Ultra Petroleum Corp.(a)	29,829	950,352
Union Pacific Corp.	44,010	4,382,076
United Parcel Service Inc. Class B	44,010	3,091,262
United States Steel Corp.(b)	22,983	582,849
United Technologies Corp.	53,301	4,156,412
UnitedHealth Group Inc.	90,465	4,341,415
Valero Energy Corp.	59,658	1,467,587
Varian Medical Systems Inc.(a)(b)	25,917	1,521,846
Ventas Inc.	21,516	1,196,505
VeriSign Inc.	59,658	1,914,425
Verizon Communications Inc.	213,204	7,884,284
Vertex Pharmaceuticals Inc.(a)(b)	9,780	387,190
Viacom Inc. Class B NVS	61,125	2,680,331
Virgin Media Inc.	24,450	596,091
Visa Inc. Class A	39,120	3,648,331
Vornado Realty Trust	26,915	2,228,831
Vulcan Materials Co.(b)	3,912	122,406
Wal-Mart Stores Inc.	140,343	7,960,255
Walgreen Co.	84,597	2,808,620
Walt Disney Co. (The)	134,475	4,690,488
Walter Energy Inc.	1,956	147,971
Waste Management Inc.	74,817	2,463,724
Weatherford International Ltd.(a)	74,328	1,152,084
WellPoint Inc.	29,425	2,027,383
Wells Fargo & Co.	404,403	10,478,082
Western Union Co.	117,849	2,058,822
Whirlpool Corp.	14,181	720,537
Whole Foods Market Inc.	4,890	352,667
Williams Companies Inc. (The)	73,350	2,208,569
Wynn Resorts Ltd.	4,890	649,392
Xcel Energy Inc.	22,494	581,470
Xerox Corp.	154,524	1,264,006
XL Group PLC	18,093	393,342

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2011

Yahoo! Inc.(a)	120,294	1,881,398
Yum! Brands Inc.	65,526	3,510,228
Zimmer Holdings Inc.(a)(b)	26,406	1,389,748

		956,985,273

TOTAL COMMON STOCKS
(Cost: $2,101,427,980)		2,106,892,652

PREFERRED STOCKS—1.48%

BRAZIL—1.29%
Banco Bradesco SA SP ADR	184,485	3,357,627
Brasil Telecom SA SP ADR	19,746	405,780
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR(b)	56,962	2,232,341
Companhia de Bebidas das Americas SP ADR	151,590	5,111,615
Companhia Energetica de Minas Gerais SP ADR	172,275	2,935,566
Gerdau SA SP ADR	151,101	1,362,931
Itau Unibanco Holding SA SP ADR	236,280	4,517,674
Petroleo Brasileiro SA SP ADR	188,019	4,755,000
Vale SA Class A SP ADR	124,734	2,943,722

		27,622,256
GERMANY—0.16%
Henkel AG & Co. KGaA	2,445	147,017
Porsche Automobil Holding SE	3,912	231,272
ProSiebenSat.1 Media AG	9,780	211,438
Volkswagen AG	16,137	2,853,999

		3,443,726
ITALY—0.03%
Telecom Italia SpA RNC	740,835	782,737

		782,737

TOTAL PREFERRED STOCKS
(Cost: $30,153,688)		31,848,719

RIGHTS—0.00%

HONG KONG—0.00%
New World Development Co. Ltd.(a)	242,500	82,759

		82,759

TOTAL RIGHTS
(Cost: $0)		82,759

SHORT-TERM INVESTMENTS—2.40%

MONEY MARKET FUNDS—2.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(f)(g)(h)	46,130,284	46,130,284
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(f)(g)(h)	3,767,282	3,767,282

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(f)(g)(i)	1,605,630	1,605,630

		51,503,196

TOTAL SHORT-TERM INVESTMENTS
(Cost: $51,503,196)		51,503,196

TOTAL INVESTMENTS IN SECURITIES—102.03%
(Cost: $2,183,084,864)		2,190,327,326
Other Assets, Less Liabilities—(2.03)%		(43,674,999)

NET ASSETS—100.00%		$2,146,652,327

CPO - Certificates of Participation (Ordinary)

FDR - Fiduciary Depositary Receipts

NVDR - Non-Voting Depositary Receipts

NVS - Non-Voting Shares

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(i)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—97.18%

AUSTRALIA—6.39%
Alumina Ltd.	56,210	$88,261
AMP Ltd.	227,323	1,032,244
Asciano Group	213,730	349,206
ASX Ltd.	20,460	666,406
Australia and New Zealand Banking Group Ltd.	148,500	3,415,709
BHP Billiton Ltd.	211,970	8,500,830
BlueScope Steel Ltd.	135,410	121,396
Boral Ltd.	126,720	528,364
Brambles Ltd.	123,970	870,702
Commonwealth Bank of Australia	102,850	5,376,282
Computershare Ltd.	79,640	641,310
Crown Ltd.	53,790	460,543
CSL Ltd.	50,710	1,552,691
Echo Entertainment Group Ltd.(a)	50,446	200,167
Fortescue Metals Group Ltd.	95,590	491,869
Foster’s Group Ltd.	109,311	618,139
Goodman Group	676,280	448,437
Iluka Resources Ltd.	29,810	512,356
Insurance Australia Group Ltd.	235,950	788,544
Lynas Corp. Ltd.(a)	200,750	256,648
Macquarie Group Ltd.	28,490	752,942
Mirvac Group	293,040	390,181
National Australia Bank Ltd.	124,190	3,386,218
Newcrest Mining Ltd.	30,514	1,085,171
OneSteel Ltd.	77,550	101,200
Orica Ltd.	46,533	1,283,600
Origin Energy Ltd.	125,912	1,922,308
Paladin Energy Ltd.(a)	65,890	104,859
Qantas Airways Ltd.(a)	176,770	302,321
QBE Insurance Group Ltd.	81,840	1,280,716
QR National Ltd.	127,490	447,713
Rio Tinto Ltd.	27,964	2,053,351
Santos Ltd.	71,720	986,144
Sonic Healthcare Ltd.	44,114	516,703
Suncorp Group Ltd.	161,271	1,469,754
Tabcorp Holdings Ltd.	50,446	157,351
Telstra Corp. Ltd.	194,260	638,911
Transurban Group	20,790	115,359
Wesfarmers Ltd.	77,770	2,678,279
Wesfarmers Ltd. Partially Protected	12,980	451,693
Westfield Group	99,660	814,154
Westfield Retail Trust	99,660	269,623
Westpac Banking Corp.	144,430	3,420,163
Woodside Petroleum Ltd.	38,940	1,510,418
Woolworths Ltd.	96,910	2,448,066

		55,507,302
AUSTRIA—0.18%
IMMOEAST AG Escrow(a)(b)	54,189	8
IMMOFINANZ AG(a)	110,370	367,464
OMV AG	11,000	387,789
Raiffeisen International Bank Holding AG	3,960	112,125
Vienna Insurance Group AG	6,930	293,555
voestalpine AG	11,880	414,256

		1,575,197

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2011

BELGIUM—0.52%
Ageas	200,660	408,625
Anheuser-Busch InBev NV	26,201	1,469,663
Delhaize Group SA	5,500	363,164
Groupe Bruxelles Lambert SA	13,970	1,088,062
KBC Groep NV	11,440	258,974
Solvay SA	5,391	556,959
UCB SA	9,470	421,359

		4,566,806
BRAZIL—1.35%
Banco Santander (Brasil) SA SP ADR	53,164	483,792
BRF-Brasil Foods SA SP ADR	71,557	1,506,275
Centrais Eletricas Brasileiras SA SP ADR	11,220	111,639
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	5,610	304,399
Companhia Siderurgica Nacional SA SP ADR	21,580	201,989
CPFL Energia SA SP ADR	43,710	1,136,023
Embraer SA SP ADR	32,569	906,070
Fibria Celulose SA SP ADR	21,483	190,554
Gafisa SA SP ADR	27,208	202,427
Gol Linhas Aereas Inteligentes SA SP ADR	21,398	171,612
Petroleo Brasileiro SA SP ADR	65,502	1,769,209
TAM SA SP ADR	10,584	212,633
Telefonica Brasil SA SP ADR	33,798	980,818
Tim Participacoes SA SP ADR	43,127	1,123,027
Vale SA SP ADR	96,030	2,440,122

		11,740,589
CANADA—8.29%
Agnico-Eagle Mines Ltd.	7,601	330,901
Agrium Inc.	10,340	855,516
ARC Resources Ltd.	39,820	1,016,297
Athabasca Oil Sands Corp.(a)	11,000	143,197
Bank of Montreal	36,960	2,191,366
Bank of Nova Scotia	69,300	3,665,068
Barrick Gold Corp.	57,860	2,866,640
Baytex Energy Corp.	1,980	105,035
BCE Inc.	2,097	83,416
Bombardier Inc. Class B	120,560	500,083
Brookfield Asset Management Inc. Class A	35,750	1,038,037
Brookfield Office Properties Inc.	16,610	273,586
Cameco Corp.	26,620	573,271
Canadian Imperial Bank of Commerce	22,000	1,663,428
Canadian National Railway Co.	25,630	2,014,790
Canadian Natural Resources Ltd.	75,020	2,655,629
Canadian Oil Sands Ltd.	28,380	660,033
Canadian Pacific Railway Ltd.	8,800	545,852
Canadian Tire Corp. Ltd. Class A	8,250	494,875
Canadian Utilities Ltd. Class A	2,640	160,141
Cenovus Energy Inc.	28,600	983,039
Centerra Gold Inc.	2,860	56,898
Eldorado Gold Corp.	62,700	1,182,352
Empire Co. Ltd. Class A	2,310	141,705
Enbridge Inc.	56,320	1,957,946
Encana Corp.	12,546	273,088
Enerplus Corp.	24,860	693,802
Fairfax Financial Holdings Ltd.	771	323,436

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2011

Finning International Inc.	21,120	495,440
First Quantum Minerals Ltd.	35,200	741,034
Fortis Inc.	13,860	470,256
Franco-Nevada Corp.	3,740	148,696
George Weston Ltd.	3,740	260,153
Gildan Activewear Inc.	5,830	150,967
Goldcorp Inc.	44,330	2,164,616
Great-West Lifeco Inc.	31,163	696,206
Husky Energy Inc.	26,730	688,669
IAMGOLD Corp.	15,840	341,758
Imperial Oil Ltd.	25,520	1,060,625
Ivanhoe Mines Ltd.(a)	26,348	541,152
Kinross Gold Corp.	81,634	1,167,902
Magna International Inc. Class A	15,180	581,219
Manulife Financial Corp.	105,050	1,391,853
Metro Inc. Class A	1,650	81,134
National Bank of Canada	5,720	409,686
New Gold Inc.(a)	15,620	194,218
Nexen Inc.	38,390	654,360
Niko Resources Ltd.	6,160	340,048
Onex Corp.	1,430	47,583
Open Text Corp.(a)	880	54,054
Osisko Mining Corp.(a)	22,990	278,218
Pacific Rubiales Energy Corp.	22,660	530,197
Penn West Petroleum Ltd.	46,860	840,248
Potash Corp. of Saskatchewan Inc.	57,090	2,711,811
Power Corp. of Canada	29,920	756,096
Power Financial Corp.	23,870	646,467
Research In Motion Ltd.(a)	30,030	609,519
RioCan Real Estate Investment Trust	31,350	798,230
Ritchie Bros. Auctioneers Inc.	19,140	382,318
Rogers Communications Inc. Class B	27,500	1,006,418
Royal Bank of Canada	86,680	4,243,022
Saputo Inc.	6,490	269,074
Shaw Communications Inc. Class B	32,780	666,326
Shoppers Drug Mart Corp.	11,110	468,673
Silver Wheaton Corp.	34,320	1,189,322
SNC-Lavalin Group Inc.	12,650	637,945
Sun Life Financial Inc.	56,100	1,421,068
Suncor Energy Inc.	105,930	3,386,134
Talisman Energy Inc.	88,550	1,260,606
Teck Resources Ltd. Class B	28,050	1,128,495
TELUS Corp. NVS	12,870	659,924
Thomson Reuters Corp.	17,846	529,855
Tim Hortons Inc.	13,970	690,026
Toronto-Dominion Bank (The)	36,960	2,799,397
Tourmaline Oil Corp.(a)	11,000	367,017
TransAlta Corp.	9,680	213,725
TransCanada Corp.	48,400	2,064,644
Valeant Pharmaceuticals International Inc.	16,940	671,290
Viterra Inc.	9,020	93,174
Yamana Gold Inc.	38,312	573,957

		72,024,252
CHILE—0.37%
Banco Santander (Chile) SA SP ADR	3,252	265,623
Corpbanca SA SP ADR(c)	5,501	114,696
Empresa Nacional de Electricidad SA SP ADR	3,573	172,362
Enersis SA SP ADR	57,200	1,122,836
LAN Airlines SA SP ADR(c)	46,756	1,172,173
Sociedad Quimica y Minera de Chile SA Series B SP ADR	7,040	411,840

		3,259,530

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2011

CHINA—4.16%
Air China Ltd. Class H(c)	440,000	347,920
Angang New Steel Co. Ltd. Class H(c)	220,000	137,128
Anhui Conch Cement Co. Ltd. Class H	220,000	818,802
Anta Sports Products Ltd.(c)	220,000	204,276
AviChina Industry & Technology Co. Ltd. Class H	440,000	196,059
Bank of China Ltd. Class H	2,750,000	998,712
Bank of Communications Co. Ltd. Class H	484,800	339,641
Beijing Capital International Airport Co. Ltd. Class H	220,000	100,013
Belle International Holdings Ltd.	440,000	874,900
Bosideng International Holdings Ltd.	440,000	123,529
Brilliance China Automotive Holdings Ltd.(a)	220,000	241,108
China Construction Bank Corp. Class H	2,492,050	1,864,625
China COSCO Holdings Co. Ltd. Class H	110,000	58,648
China Dongxiang (Group) Co. Ltd.(c)	330,000	59,923
China Gas Holdings Ltd.(c)	380,000	110,599
China High Speed Transmission Equipment Group Co. Ltd.	220,000	140,528
China Life Insurance Co. Ltd. Class H	550,000	1,469,736
China Merchants Bank Co. Ltd. Class H	110,000	226,658
China Merchants Holdings (International) Co. Ltd.(c)	220,000	689,891
China Mobile Ltd.	385,000	3,701,256
China National Building Material Co. Ltd. Class H	220,000	290,122
China Overseas Land & Investment Ltd.	220,000	415,351
China Resources Cement Holdings Ltd.(c)	220,000	178,493
China Resources Enterprise Ltd.(c)	220,000	814,552
China Resources Land Ltd.(c)	220,000	326,954
China Shanshui Cement Group Ltd.	110,000	86,413
China Shenhua Energy Co. Ltd. Class H	330,000	1,538,442
China Shipping Development Co. Ltd. Class H	440,000	317,321
China State Construction International Holdings Ltd.(c)	220,000	173,110
China Unicom (Hong Kong) Ltd.	220,000	456,716
CITIC Pacific Ltd.(c)	110,000	202,859
CNOOC Ltd.	1,210,000	2,377,927
Country Garden Holdings Co. Ltd.(c)	330,000	133,020
Dongfang Electric Corp. Ltd. Class H	22,000	68,989
Dongfeng Motor Group Co. Ltd. Class H	440,000	732,106
Dongyue Group Ltd.(c)	110,000	87,405
Evergrande Real Estate Group Ltd.(c)	440,000	195,493
Fosun International Ltd.(c)	605,000	347,495
Franshion Properties (China) Ltd.(c)	660,000	137,695
GCL-Poly Energy Holdings Ltd.(c)	440,000	146,194
Geely Automobile Holdings Ltd.(c)	550,000	143,786
Golden Eagle Retail Group Ltd.(c)	110,000	280,206
GOME Electrical Appliances Holdings Ltd.	775,320	242,631
Great Wall Motor Co. Ltd. Class H(c)	132,500	183,606
Greentown China Holdings Ltd.	110,000	71,397
Guangzhou Automobile Group Co. Ltd. Class H	285,449	289,309
Guangzhou R&F Properties Co. Ltd. Class H(c)	88,000	87,150
Huaneng Power International Inc. Class H	220,000	100,863
Industrial and Commercial Bank of China Ltd. Class H	3,334,285	2,121,232
Jiangxi Copper Co. Ltd. Class H	330,000	820,219
Kingboard Chemical Holdings Co. Ltd.(c)	110,000	382,485
KWG Property Holdings Ltd.(c)	55,000	24,224
Lenovo Group Ltd.(c)	880,000	601,777
Longfor Properties Co. Ltd.(c)	55,000	71,681
Maanshan Iron & Steel Co. Ltd. Class H(c)	660,000	200,592
Parkson Retail Group Ltd.(c)	165,000	212,492
PetroChina Co. Ltd. Class H	660,000	872,067
PICC Property and Casualty Co. Ltd. Class H	220,000	311,655
Ping An Insurance (Group) Co. of China Ltd. Class H	168,000	1,270,006
Poly (Hong Kong) Investments Ltd.(c)	225,226	115,441
Renhe Commercial Holdings Co. Ltd.(c)	1,320,000	188,693

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2011

Shimao Property Holdings Ltd.	110,000	109,362
Shui On Land Ltd.	220,000	69,414
Sino-Ocean Land Holdings Ltd.(c)	330,000	149,169
Sinofert Holdings Ltd.(c)	660,000	220,992
Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,100,000	410,818
SOHO China Ltd.	220,000	159,227
Tencent Holdings Ltd.	88,000	2,075,055
Tingyi (Cayman Islands) Holding Corp.(c)	220,000	631,809
Want Want China Holdings Ltd.(c)	660,000	618,777
Yanzhou Coal Mining Co. Ltd. Class H	220,000	568,062
Yuexiu Property Co. Ltd.	440,000	69,131
Zhaojin Mining Industry Co. Ltd. Class H	55,000	98,880
Zhuzhou CSR Times Electric Co. Ltd. Class H	110,000	263,207
Zijin Mining Group Co. Ltd. Class H	493,000	213,961
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	114,240	169,190

		36,149,175
COLOMBIA—0.13%
Bancolombia SA SP ADR	18,701	1,166,568

		1,166,568
CZECH REPUBLIC—0.29%
CEZ AS	32,010	1,366,688
Komercni Banka AS	6,050	1,178,024

		2,544,712
DENMARK—0.80%
Carlsberg A/S Class B	1,100	75,470
Coloplast A/S Class B	4,290	631,686
Danske Bank A/S(a)	39,820	556,104
Novo Nordisk A/S Class B	29,920	3,224,984
Novozymes A/S Class B	8,030	1,212,493
Pandora A/S	3,300	32,105
TrygVesta A/S	7,370	415,569
Vestas Wind Systems A/S(a)	11,880	187,845
William Demant Holding A/S(a)(c)	7,370	592,684

		6,928,940
EGYPT—0.12%
Orascom Construction Industries Co. SP GDR(c)	14,906	611,146
Orascom Telecom Holding SAE SP GDR(a)(c)(d)	148,069	406,301

		1,017,447
FINLAND—0.58%
Fortum OYJ	21,010	516,643
Kone OYJ Class B	13,860	772,117
Metso OYJ	2,860	112,254
Neste Oil OYJ	27,500	336,966
Nokia OYJ	225,500	1,531,748
Nokian Renkaat OYJ	16,390	606,953
Rautaruukki OYJ	13,310	143,506
Sampo OYJ Class A	33,880	943,698
UPM-Kymmene OYJ	4,950	58,548

		5,022,433
FRANCE—6.17%
Accor SA	3,850	127,564

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2011

Aeroports de Paris	4,510	358,624
Alcatel-Lucent(a)	169,510	469,791
ALSTOM	4,620	174,632
ArcelorMittal	53,350	1,118,421
Arkema SA	2,530	174,448
AXA	105,380	1,730,001
BNP Paribas SA	59,730	2,736,778
Bouygues SA(c)	13,970	529,222
Cap Gemini SA	10,230	395,531
Carrefour SA	44,770	1,200,821
Casino Guichard-Perrachon SA	4,730	448,095
CNP Assurances SA	15,070	232,687
Compagnie de Saint-Gobain	35,321	1,659,762
Compagnie Generale de Geophysique-Veritas(a)	10,450	228,911
Compagnie Generale des Etablissements Michelin Class B	18,191	1,336,639
Credit Agricole SA	63,580	503,355
Danone SA	28,741	2,016,423
Edenred SA	5,610	160,409
Electricite de France	7,920	239,826
Essilor International SA	17,380	1,270,261
European Aeronautic Defence and Space Co. NV	5,830	173,774
Eutelsat Communications	4,730	196,932
Fonciere des Regions	1,168	86,995
France Telecom SA	119,020	2,164,758
GDF Suez	84,920	2,429,927
Gecina SA	3,850	384,383
Groupe Eurotunnel SA	19,470	177,768
L’Air Liquide SA	17,275	2,258,921
L’Oreal SA	20,350	2,265,340
Legrand SA	28,380	1,015,934
LVMH Moet Hennessy Louis Vuitton SA	9,350	1,568,225
Neopost SA	5,280	406,081
Pernod Ricard SA	6,526	614,416
PPR SA	6,820	1,073,965
PSA Peugeot Citroen SA	3,960	87,684
Publicis Groupe SA	15,180	741,798
Renault SA	18,040	766,063
Sanofi	63,690	4,615,855
Schneider Electric SA	16,500	981,555
SCOR SE	27,170	640,833
SES SA Class A FDR	10,656	274,965
Societe Generale	38,976	1,147,074
Sodexo	10,010	730,349
STMicroelectronics NV	26,070	181,812
Suez Environnement SA	11,770	186,248
Technip SA	8,250	790,768
Total SA	111,210	5,865,698
Unibail-Rodamco SE	1,980	399,066
Vallourec SA	11,000	674,776
Veolia Environnement	26,840	384,659
Vinci SA	32,120	1,599,394
Vivendi SA	69,630	1,578,198
Wendel	660	49,674

		53,626,089
GERMANY—5.70%
Adidas AG	2,860	204,084
Allianz SE Registered	31,680	3,588,446
BASF SE	63,470	4,708,800
Bayer AG Registered	34,034	2,197,651
Bayerische Motoren Werke AG	14,520	1,196,112
Celesio AG	11,000	175,522

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2011

Commerzbank AG(a)	124,740	310,219
Continental AG(a)	3,630	274,371
Daimler AG Registered	57,750	2,980,337
Deutsche Bank AG Registered	61,490	2,602,576
Deutsche Boerse AG(a)	16,390	914,430
Deutsche Telekom AG Registered	206,470	2,647,727
E.ON AG	110,220	2,691,896
Fresenius Medical Care AG & Co. KGaA	19,250	1,416,869
Fresenius SE & Co. KGaA	6,270	623,634
GEA Group AG	38,060	1,059,863
HeidelbergCement AG	3,630	166,982
Hochtief AG	9,240	680,355
Infineon Technologies AG	22,550	205,355
K+S AG	17,192	1,102,932
Kabel Deutschland Holding AG(a)	8,910	512,765
LANXESS AG	660	39,207
Linde AG	16,940	2,716,027
MAN SE	2,200	196,664
Merck KGaA	6,490	611,932
METRO AG	17,270	811,531
Muenchener Rueckversicherungs-Gesellschaft AG Registered	14,960	2,033,620
RWE AG	27,610	1,191,705
Salzgitter AG	4,180	238,691
SAP AG	72,050	4,384,107
Siemens AG Registered	49,500	5,262,424
ThyssenKrupp AG	31,130	905,526
Volkswagen AG	3,850	611,103
Wacker Chemie AG(c)	2,970	302,862

		49,566,325
GREECE—0.02%
National Bank of Greece SA SP ADR(a)	277,585	150,284

		150,284
HONG KONG—2.04%
AIA Group Ltd.	176,000	546,246
Bank of East Asia Ltd. (The)	136,200	505,159
BOC Hong Kong (Holdings) Ltd.	440,000	1,064,160
Cathay Pacific Airways Ltd.	220,000	405,151
Cheung Kong (Holdings) Ltd.	110,000	1,385,448
Cheung Kong Infrastructure Holdings Ltd.	110,000	594,269
CLP Holdings Ltd.	110,000	985,254
Esprit Holdings Ltd.	111,580	163,814
Galaxy Entertainment Group Ltd.(a)	110,000	228,641
Hang Seng Bank Ltd.	66,000	860,167
Henderson Land Development Co. Ltd.	110,000	609,852
Hong Kong and China Gas Co. Ltd. (The)	388,893	883,461
Hong Kong Exchanges and Clearing Ltd.	55,000	949,839
Hutchison Whampoa Ltd.	110,000	1,023,503
Li & Fung Ltd.	440,000	861,301
Link REIT (The)	55,000	190,180
MTR Corp. Ltd.	165,000	537,605
New World Development Co. Ltd.	220,000	236,008
Orient Overseas International Ltd.	55,000	253,220
Power Assets Holdings Ltd.	165,000	1,261,140
Sands China Ltd.(a)	88,000	270,856
Shangri-La Asia Ltd.	234,666	478,096
Sino-Forest Corp. Class A(a)(b)	4,256	43
SJM Holdings Ltd.	220,000	387,585
Sun Hung Kai Properties Ltd.	110,000	1,535,608
Swire Pacific Ltd. Class A	55,000	641,372

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2011

Wharf (Holdings) Ltd. (The)	119,000	643,657
Wynn Macau Ltd.	88,000	252,157

		17,753,792
HUNGARY—0.11%
MOL Hungarian Oil and Gas PLC(a)	6,490	511,872
OTP Bank Nyrt	12,870	208,974
Richter Gedeon Nyrt	1,430	233,473

		954,319
INDIA—1.67%
Axis Bank Ltd. SP GDR(d)	50,541	1,192,262
Dr. Reddy’s Laboratories Ltd. SP ADR	20,790	689,188
HDFC Bank Ltd. SP ADR	78,843	2,496,169
ICICI Bank Ltd. SP ADR	55,792	2,073,231
Infosys Ltd. SP ADR	42,106	2,466,991
Larsen & Toubro Ltd. SP GDR(d)	37,484	1,042,805
Mahindra & Mahindra Ltd. SP GDR	36,080	638,977
Ranbaxy Laboratories Ltd. SP GDR(c)(d)	32,890	338,767
Reliance Industries Ltd. SP GDR(e)	41,601	1,505,956
State Bank of India SP GDR	3,080	242,704
Sterlite Industries (India) Ltd. SP ADR	24,750	255,420
Tata Motors Ltd. SP ADR	30,749	616,517
Wipro Ltd. SP ADR	93,767	980,803

		14,539,790
INDONESIA—0.86%
PT Astra International Tbk	55,000	428,692
PT Bank Central Asia Tbk	1,650,000	1,509,743
PT Bank Mandiri Tbk	1,540,242	1,244,025
PT Bank Rakyat Indonesia Tbk	1,430,000	1,090,370
PT Bumi Resources Tbk	778,000	206,529
PT Charoen Pokphand Indonesia Tbk	220,000	66,478
PT Gudang Garam Tbk	55,000	364,078
PT Indosat Tbk	334,422	202,108
PT Kalbe Farma Tbk	385,000	151,130
PT Perusahaan Gas Negara Tbk	1,705,000	568,173
PT Semen Gresik (Persero) Tbk	495,000	531,206
PT Telekomunikasi Indonesia Tbk	715,000	597,684
PT United Tractors Tbk	183,545	510,049

		7,470,265
IRELAND—0.22%
CRH PLC	37,984	693,244
Elan Corp. PLC(a)	46,750	555,563
Irish Bank Resolution Corp. Ltd.(a)(b)	64,486	9
Kerry Group PLC Class A	17,930	674,736

		1,923,552
ISRAEL—0.47%
Delek Group Ltd. (The)	3,300	657,716
Elbit Systems Ltd.	16,280	727,812
Israel Chemicals Ltd.	17,600	212,515
Israel Corp. Ltd. (The)	110	81,301
Israel Discount Bank Ltd. Class A(a)	286,567	479,767
NICE Systems Ltd.(a)	3,850	138,653
Teva Pharmaceutical Industries Ltd.	44,000	1,808,720

		4,106,484

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2011

ITALY—1.56%
Assicurazioni Generali SpA	83,823	1,523,419
Banco Popolare SpA	38,500	57,996
Enel SpA	252,915	1,202,931
Eni SpA	179,080	3,993,993
Exor SpA	28,386	629,525
Fiat Industrial SpA(a)	67,891	597,048
Fiat SpA	74,140	459,142
Intesa Sanpaolo SpA	673,938	1,213,551
Luxottica Group SpA	13,091	389,836
Mediobanca SpA	79,599	639,502
Saipem SpA	15,950	720,804
Telecom Italia SpA	683,716	857,805
Tenaris SA	23,032	371,044
UniCredit SpA	637,278	753,766
Unione di Banche Italiane ScpA	30,597	117,788

		13,528,150
JAPAN—14.56%
Advantest Corp.	11,000	131,619
AEON Co. Ltd.	44,000	584,598
AEON Credit Service Co. Ltd.	11,000	167,451
AEON Mall Co. Ltd.	11,000	259,570
Aisin Seiki Co. Ltd.	22,000	715,793
All Nippon Airways Co. Ltd.(c)	110,000	334,338
Amada Co. Ltd.	110,000	744,854
Asahi Glass Co. Ltd.	110,000	987,496
Asahi Group Holdings Ltd	44,000	913,575
Asahi Kasei Corp.	110,000	663,033
Astellas Pharma Inc.	33,000	1,221,815
Bridgestone Corp.	55,000	1,312,664
Canon Inc.	55,000	2,539,275
Casio Computer Co. Ltd.	57,600	359,746
Chubu Electric Power Co. Inc.	22,000	404,873
Chugai Pharmaceutical Co. Ltd.	44,000	698,019
Chugoku Electric Power Co. Inc. (The)	11,000	165,476
Citizen Holdings Co. Ltd.	55,000	298,365
Coca-Cola West Co. Ltd.	33,000	594,614
Cosmo Oil Co. Ltd.	220,000	558,641
Credit Saison Co. Ltd.	22,000	442,116
Dai-ichi Life Insurance Co. Ltd. (The)	220	255,902
Daido Steel Co. Ltd.	110,000	684,194
Daiichi Sankyo Co. Ltd.	55,000	1,083,424
Daikin Industries Ltd.	22,000	666,137
Dainippon Sumitomo Pharma Co. Ltd.	55,000	610,131
Daiwa Securities Group Inc.	110,000	393,588
Dena Co. Ltd.	11,000	483,168
Denso Corp.	55,000	1,736,582
East Japan Railway Co.	11,000	672,203
Eisai Co. Ltd.	22,000	880,282
FANUC Corp.	11,000	1,824,046
FUJIFILM Holdings Corp.	33,000	825,264
Fujitsu Ltd.	110,000	600,962
Gree Inc.	11,000	362,834
Gunma Bank Ltd. (The)	220,000	1,142,674
Hachijuni Bank Ltd. (The)	220,000	1,238,602
Hino Motors Ltd.	110,000	661,622
Hitachi Construction Machinery Co. Ltd.	22,000	434,498

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2011

Hitachi High-Technologies Corp.	11,000	234,460
Hitachi Ltd.	110,000	602,373
Honda Motor Co. Ltd.	88,000	2,715,332
Hoya Corp.	44,000	981,289
IBIDEN Co. Ltd.	11,000	249,695
Idemitsu Kosan Co. Ltd.	11,000	1,046,746
IHI Corp.	330,000	770,247
INPEX Corp.	110	742,033
Isuzu Motors Ltd.	110,000	479,641
ITOCHU Corp.	154,000	1,554,319
Japan Petroleum Exploration Co. Ltd.	11,000	442,962
Japan Prime Realty Investment Corp.	330	801,565
Japan Retail Fund Investment Corp.	440	688,990
Japan Tobacco Inc.	220	1,115,870
JFE Holdings Inc.	22,000	426,598
JSR Corp.	22,000	429,138
JTEKT Corp.	33,000	371,581
JX Holdings Inc.	110,000	654,569
Kansai Electric Power Co. Inc. (The)	44,000	655,133
Kao Corp.	11,000	292,158
Kawasaki Heavy Industries Ltd.	220,000	578,390
Kawasaki Kisen Kaisha Ltd.	110,000	229,945
KDDI Corp.	110	816,800
Keio Corp.	220,000	1,523,565
Kobe Steel Ltd.	330,000	562,873
Komatsu Ltd.	55,000	1,393,780
Konica Minolta Holdings Inc.	55,000	409,105
Kubota Corp.	110,000	925,425
Kuraray Co. Ltd.	55,000	784,354
Kurita Water Industries Ltd.	22,000	616,480
Kyocera Corp.	11,000	988,907
Mabuchi Motor Co. Ltd.	11,000	490,927
Marubeni Corp.	220,000	1,309,137
Mazda Motor Corp.(a)	110,000	238,410
Meiji Holdings Co. Ltd.	11,595	515,251
Minebea Co. Ltd.	110,000	402,052
Mitsubishi Chemical Holdings Corp.	110,000	682,783
Mitsubishi Corp.	99,000	2,083,475
Mitsubishi Electric Corp.	110,000	1,036,871
Mitsubishi Estate Co. Ltd.	110,000	1,903,046
Mitsubishi Gas Chemical Co. Inc.	110,000	732,158
Mitsubishi Heavy Industries Ltd.	220,000	916,961
Mitsubishi Motors Corp.(a)(c)	220,000	296,249
Mitsubishi UFJ Financial Group Inc.	770,000	3,406,861
Mitsui & Co. Ltd.	55,000	821,738
Mitsui Chemicals Inc.	110,000	371,016
Mitsui O.S.K. Lines Ltd.	110,000	434,498
Mizuho Financial Group Inc.	913,400	1,300,255
Murata Manufacturing Co. Ltd.	22,000	1,251,298
Nabtesco Corp.	11,000	246,310
Namco Bandai Holdings Inc.	11,000	162,231
NEC Corp.(a)	170,000	385,893
Nidec Corp.	11,000	916,961
Nikon Corp.	11,000	252,376
Nippon Steel Corp.	220,000	586,855
Nippon Telegraph and Telephone Corp.	33,000	1,705,547
Nishi-Nippon City Bank Ltd. (The)	220,000	609,426
Nissan Motor Co. Ltd.	110,000	1,036,871
Nisshin Seifun Group Inc.	110,000	1,372,619
Nisshin Steel Co. Ltd.	220,000	355,499
Nitto Denko Corp.	11,000	473,998
Nomura Holdings Inc.	220,000	857,711
Nomura Real Estate Holdings Inc.	11,000	181,981

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2011

NSK Ltd.	110,000	853,479
NTN Corp.	110,000	497,980
NTT DoCoMo Inc.	770	1,375,582
NTT Urban Development Corp.	110	77,307
Olympus Corp.	11,000	170,696
Omron Corp.	33,000	723,693
Ono Pharmaceutical Co. Ltd.	11,000	579,801
ORIX Corp.	8,800	785,482
Panasonic Corp.	110,000	1,141,263
Rakuten Inc.	550	607,310
Resona Holdings Inc.	99,000	450,721
Ricoh Co. Ltd.	110,000	921,193
Santen Pharmaceutical Co. Ltd.	22,000	826,675
Secom Co. Ltd.	11,000	529,016
Seiko Epson Corp.	22,000	297,377
Seven & I Holdings Co. Ltd.	55,000	1,485,476
Sharp Corp.	110,000	1,036,871
Shin-Etsu Chemical Co. Ltd.	33,000	1,726,707
Showa Shell Sekiyu K.K.	55,000	405,579
SMC Corp.	11,000	1,747,868
SoftBank Corp.	66,000	2,190,548
Sony Corp.	66,000	1,423,687
Stanley Electric Co. Ltd.	22,000	328,413
Sumitomo Chemical Co. Ltd.	110,000	416,159
Sumitomo Corp.	121,000	1,531,606
Sumitomo Heavy Industries Ltd.	110,000	637,640
Sumitomo Metal Industries Ltd.	220,000	423,213
Sumitomo Mitsui Financial Group Inc.	77,000	2,188,291
Sumitomo Rubber Industries Inc.	11,000	139,378
Suzuki Motor Corp.	11,000	238,974
Taiyo Nippon Sanso Corp.	110,000	797,050
Takeda Pharmaceutical Co. Ltd.	44,000	1,997,563
TDK Corp.	11,000	461,302
Terumo Corp.	11,000	568,516
THK Co. Ltd.	33,000	656,826
Tohoku Electric Power Co. Inc.	11,000	122,591
Tokio Marine Holdings Inc.	33,000	800,718
Tokyo Electric Power Co. Inc. (The)(a)	66,000	242,078
Tokyo Electron Ltd.	11,000	600,962
Tokyo Gas Co. Ltd.	110,000	475,409
Tokyu Land Corp.	110,000	472,587
TonenGeneral Sekiyu K.K.	110,000	1,256,941
Toray Industries Inc.	110,000	795,640
Toshiba Corp.	220,000	984,675
Toyo Seikan Kaisha Ltd.	44,000	683,911
Toyota Industries Corp.	22,000	635,665
Toyota Motor Corp.	176,000	5,967,861
Toyota Tsusho Corp.	22,000	355,499
Ube Industries Ltd.	220,000	660,212
Ushio Inc.	22,000	332,927
USS Co. Ltd.	5,500	459,186
Yahoo! Japan Corp.	1,100	358,602
Yamada Denki Co. Ltd.	2,200	160,256
Yamaha Motor Co. Ltd.(a)	22,000	321,077
Yokogawa Electric Corp.(a)	55,000	526,900

		126,528,570
MEXICO—1.28%
Alfa SAB de CV Series A	22,000	259,435
America Movil SAB de CV Series L	2,464,000	3,182,783
Cemex SAB de CV CPO(a)	760,500	334,957
Compartamos SAB de CV	83,400	130,402

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2011

Fomento Economico Mexicano SAB de CV BD Units	253,000	1,717,592
Grupo Elektra SA de CV	2,750	213,751
Grupo Financiero Banorte SAB de CV Series O	154,000	532,218
Grupo Financiero Inbursa SAB de CV Series O	22,000	47,597
Grupo Mexico SAB de CV Series B	288,288	810,229
Grupo Modelo SAB de CV Series C	154,000	988,071
Grupo Televisa SAB CPO	33,000	142,765
Industrias Penoles SAB de CV	2,200	89,548
Kimberly-Clark de Mexico SAB de CV Series A	132,000	760,011
Wal-Mart de Mexico SAB de CV Series V	737,000	1,925,814

		11,135,173
NETHERLANDS—1.57%
AEGON NV(a)	138,050	669,118
Akzo Nobel NV	24,640	1,313,368
ASML Holding NV	27,566	1,163,852
Heineken NV	13,200	646,423
ING Groep NV CVA(a)	248,200	2,167,144
Koninklijke Ahold NV	93,500	1,208,283
Koninklijke DSM NV	22,000	1,142,117
Koninklijke KPN NV	98,230	1,301,058
Koninklijke Philips Electronics NV	70,239	1,478,847
PostNL NV	15,082	77,435
TNT Express NV	14,276	122,918
Unilever NV CVA	66,770	2,325,475

		13,616,038
NEW ZEALAND—0.07%
Auckland International Airport Ltd.	79,970	152,618
Fletcher Building Ltd.	37,510	202,571
Telecom Corp. of New Zealand Ltd.	116,270	239,362

		594,551
NORWAY—0.52%
Aker Solutions ASA	14,740	173,075
DnB NOR ASA	43,780	515,647
Gjensidige Forsikring ASA	10,340	114,755
Norsk Hydro ASA	16,830	88,721
Orkla ASA	9,460	83,202
Renewable Energy Corp. ASA(a)(c)	22,165	21,745
Seadrill Ltd.	13,530	451,699
Statoil ASA	63,093	1,625,822
Subsea 7 SA(a)	16,610	364,764
Telenor ASA	29,217	526,647
Yara International ASA	11,550	555,461

		4,521,538
PERU—0.16%
Compania de Minas Buenaventura SA SP ADR	16,610	679,847
Credicorp Ltd.	5,500	598,290
Southern Copper Corp.	2,420	74,246

		1,352,383
PHILIPPINES—0.31%
Bank of the Philippine Islands	935,008	1,282,936
Jollibee Foods Corp.	154,000	327,252
Metropolitan Bank & Trust Co.	536,803	899,603
Philippine Long Distance Telephone Co.	3,300	185,763

		2,695,554

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2011

POLAND—0.24%
Bank Millennium SA	59,180	84,239
Bank Pekao SA	2,090	98,943
BRE Bank SA(a)	1,430	125,607
Cyfrowy Polsat SA(a)	55,932	264,609
Getin Holding SA(a)	45,870	125,743
Globe Trade Centre SA(a)	41,140	150,019
Kernel Holding SA(a)	10,450	228,972
Powszechna Kasa Oszczednosci Bank Polski SA	26,400	306,540
Synthos SA	83,710	113,532
Tauron Polska Energia SA	145,750	258,282
TVN SA	79,420	323,396

		2,079,882
PORTUGAL—0.19%
Banco Comercial Portugues SA Registered(a)(c)	1,223,970	264,615
Banco Espirito Santo SA Registered(c)	17,930	39,264
CIMPOR-Cimentos de Portugal SGPS SA	58,190	437,308
Galp Energia SGPS SA Class B	11,770	245,923
Jeronimo Martins SGPS SA	22,660	395,077
Portugal Telecom SGPS SA Registered	32,230	233,763

		1,615,950
RUSSIA—1.61%
Gazprom OAO SP ADR	305,806	3,568,756
LUKOIL OAO SP ADR	31,094	1,794,124
Magnit OJSC SP GDR(d)	17,270	441,248
Mechel OAO SP ADR	21,450	281,853
MMC Norilsk Nickel OJSC SP ADR	39,318	769,453
Mobile TeleSystems OJSC SP ADR	18,150	259,363
NovaTek OAO SP GDR(d)	11,990	1,683,396
Novolipetsk Steel OJSC SP GDR(d)	16,390	446,136
Rosneft Oil Co. OJSC SP GDR(d)	50,160	356,888
RusHydro OJSC SP ADR(c)	59,880	225,748
Sberbank of Russia SP ADR(a)	119,494	1,302,485
Sistema JSFC SP GDR(d)	19,470	333,716
Surgutneftegas OJSC SP ADR(c)	142,455	1,232,236
Tatneft OAO SP ADR	5,712	169,589
TMK OAO SP GDR(d)	30,910	398,739
Uralkali OJSC SP GDR(d)	16,280	706,552

		13,970,282
SINGAPORE—1.32%
CapitaLand Ltd.(c)	132,500	288,987
COSCO Corp. (Singapore) Ltd.(c)	220,000	179,276
DBS Group Holdings Ltd.	110,500	1,091,140
Genting Singapore PLC(a)	330,000	457,418
Hutchison Port Holdings Trust	220,000	147,400
Keppel Corp. Ltd.	120,200	911,319
Neptune Orient Lines Ltd.(c)	449,250	409,160
Noble Group Ltd.(c)	580,199	720,787
Oversea-Chinese Banking Corp. Ltd.	330,000	2,233,043
SembCorp Marine Ltd.(c)	220,000	741,711
Singapore Airlines Ltd.(c)	110,000	1,029,959
Singapore Exchange Ltd.	110,000	593,193
Singapore Telecommunications Ltd.	440,000	1,121,355
United Overseas Bank Ltd.	110,000	1,507,151

		11,431,899

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2011

SOUTH AFRICA—1.75%
African Bank Investments Ltd.	240,020	1,046,830
Anglo American Platinum Ltd.	7,948	578,197
AngloGold Ashanti Ltd.	26,180	1,188,568
ArcelorMittal South Africa Ltd.	29,594	252,785
Aspen Pharmacare Holdings Ltd.(a)	46,530	561,259
FirstRand Ltd.	359,040	897,543
Foschini Group Ltd. (The)	10,560	133,917
Gold Fields Ltd.	68,420	1,188,783
Growthpoint Properties Ltd.	414,920	969,452
Harmony Gold Mining Co. Ltd.	56,210	743,938
Impala Platinum Holdings Ltd.	40,700	945,586
Imperial Holdings Ltd.	8,360	124,397
Kumba Iron Ore Ltd.	12,650	756,116
MMI Holdings Ltd.	58,526	126,368
MTN Group Ltd.	40,700	713,957
Naspers Ltd. Class N	17,050	820,469
Northam Platinum Ltd.	75,570	294,279
Pretoria Portland Cement Co. Ltd.	18,260	55,637
Redefine Properties Ltd.	927,080	945,102
RMB Holdings Ltd.	40,370	128,065
RMI Holdings	40,370	67,484
Sappi Ltd.(a)	24,090	71,082
Sasol Ltd.	50,050	2,268,967
Truworths International Ltd.	12,980	131,830
Woolworths Holdings Ltd.	32,120	164,291

		15,174,902
SOUTH KOREA—2.69%
KB Financial Group Inc. SP ADR	51,213	1,999,868
Korea Electric Power Corp. SP ADR(a)	211,202	2,329,558
KT Corp. SP ADR	130,845	2,182,495
LG Display Co. Ltd. SP ADR	143,220	1,440,793
POSCO SP ADR	31,900	2,740,848
Samsung Electronics Co. Ltd. SP GDR(c)	16,398	7,056,059
Shinhan Financial Group Co. Ltd. SP ADR	38,239	3,043,824
SK Telecom Co. Ltd. SP ADR	174,240	2,577,010

		23,370,455
SPAIN—2.49%
Abertis Infraestructuras SA	22,043	366,948
Acciona SA	4,510	431,720
Acerinox SA(c)	8,140	109,222
Actividades de Construcciones y Servicios SA	19,803	758,202
Banco Bilbao Vizcaya Argentaria SA	257,293	2,354,919
Banco Popular Espanol SA(c)	56,720	263,526
Banco Santander SA	490,710	4,227,798
Bankia SA(a)	50,270	256,276
Distribuidora Internacional de Alimentacion SA(a)	44,770	206,381
Ferrovial SA	42,476	545,059
Fomento de Construcciones y Contratas SA(c)	4,950	129,662
Gas Natural SDG SA	3,520	66,207
Iberdrola SA	239,690	1,757,852
Indra Sistemas SA(c)	21,780	369,405
Industria de Diseno Textil SA	23,650	2,169,225
Repsol YPF SA	57,860	1,767,398
Telefonica SA	241,670	5,184,308
Zardoya Otis SA	49,345	672,434

		21,636,542

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2011

SWEDEN—2.32%
Alfa Laval AB	61,600	1,163,199
Assa Abloy AB Class B	34,100	839,039
Atlas Copco AB Class A	20,020	441,820
Electrolux AB Class B	35,970	677,556
Getinge AB Class B	29,936	784,268
Hennes & Mauritz AB Class B	80,300	2,681,179
Hexagon AB Class B	6,490	100,972
Husqvarna AB Class B	83,490	428,031
Investor AB Class B	87,890	1,741,190
Millicom International Cellular SA SDR	4,870	541,145
Modern Times Group MTG AB Class B	2,270	121,397
Nordea Bank AB	223,190	2,058,936
Sandvik AB	111,980	1,561,219
Scania AB Class B	66,220	1,126,521
Securitas AB Class B	44,771	413,360
Skandinaviska Enskilda Banken AB Class A	29,700	189,101
Skanska AB Class B	49,170	813,657
SSAB AB Class A	17,270	169,065
Svenska Handelsbanken AB Class A	20,570	597,749
Swedbank AB Class A	20,130	285,944
Tele2 AB Class B	27,610	587,547
Telefonaktiebolaget LM Ericsson Class B	122,650	1,291,731
TeliaSonera AB	157,960	1,110,296
Volvo AB Class B	32,340	408,370

		20,133,292
SWITZERLAND—5.33%
ABB Ltd. Registered(a)	181,830	3,491,270
Actelion Ltd. Registered(a)	2,090	78,411
Adecco SA Registered(a)	1,650	80,359
Compagnie Financiere Richemont SA Class A Bearer	28,968	1,671,615
Credit Suisse Group AG Registered(a)	62,344	1,832,805
GAM Holding AG(a)	3,410	41,313
Geberit AG Registered(a)	770	159,606
Givaudan SA Registered(a)	90	82,889
Holcim Ltd. Registered(a)	5,500	353,698
Julius Baer Group Ltd.(a)	2,810	107,586
Kuehne & Nagel International AG Registered	9,350	1,173,582
Nestle SA Registered	206,964	12,097,459
Novartis AG Registered	135,300	7,708,123
Roche Holding AG Genusschein	42,240	7,018,980
SGS SA Registered	110	190,744
Sulzer AG Registered	660	78,066
Swatch Group AG (The) Bearer	1,870	797,993
Swiss Life Holding AG Registered(a)	1,980	247,386
Swiss Re AG(a)	24,310	1,346,430
Syngenta AG Registered(a)	6,490	2,001,108
Synthes Inc.(d)	3,410	576,426
Transocean Ltd.	11,990	688,447
UBS AG Registered(a)	223,806	2,881,104
Zurich Financial Services AG Registered(a)	6,938	1,623,753

		46,329,153
TAIWAN—2.35%
Advanced Semiconductor Engineering Inc. SP ADR(c)	441,060	1,949,485
AU Optronics Corp. SP ADR	266,829	1,142,028

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2011

Chunghwa Telecom Co. Ltd. SP ADR(c)	168,448	5,664,906
Hon Hai Precision Industry Co. Ltd. SP GDR(d)	543,537	3,032,937
Siliconware Precision Industries Co. Ltd. SP ADR	304,260	1,582,152
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	451,241	5,694,661
United Microelectronics Corp. SP ADR(c)	596,655	1,330,541

		20,396,710
THAILAND—0.68%
Bangkok Bank PCL NVDR	146,440	711,960
Banpu PCL NVDR	11,000	224,650
BEC World PCL NVDR	638,000	778,049
Charoen Pokphand Foods PCL NVDR	858,000	844,049
CP All PCL NVDR	484,000	739,772
Glow Energy PCL NVDR	132,000	229,659
Indorama Ventures PCL NVDR	242,888	282,382
Kasikornbank PCL NVDR	210,040	846,991
PTT Exploration & Production PCL NVDR	33,000	172,780
PTT Global Chemical PCL NVDR(a)	213,401	454,561
PTT PCL NVDR	22,000	218,927
Siam Cement PCL NVDR	11,000	112,683
Siam Commercial Bank PCL NVDR	33,000	126,098
Thai Oil PCL NVDR	77,000	145,862

		5,888,423
TURKEY—0.42%
Akbank TAS	51,498	188,710
Anadolu Efes Biracilik ve Malt Sanayii AS	28,600	348,800
Arcelik AS	64,960	250,569
Asya Katilim Bankasi AS(a)	30,102	32,443
BIM Birlesik Magazalar AS	11,000	336,945
Coca-Cola Icecek AS	21,560	293,516
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	209,000	283,346
Enka Insaat ve Sanayi AS	17,872	46,431
Haci Omer Sabanci Holding AS	16,500	56,719
KOC Holding AS	20,680	74,138
Turk Hava Yollari Anonim Ortakligi(a)	66,529	96,610
Turk Telekomunikasyon AS	47,300	201,231
Turkiye Garanti Bankasi AS	100,662	356,306
Turkiye Halk Bankasi AS	11,990	74,134
Turkiye Is Bankasi AS	43,588	102,115
Turkiye Petrol Rafinerileri AS	30,910	701,345
Turkiye Sise ve Cam Fabrikalari AS	21,340	41,036
Turkiye Vakiflar Bankasi TAO Class D	27,994	47,956
Yapi ve Kredi Bankasi AS(a)(c)	45,110	84,954

		3,617,304
UNITED KINGDOM—15.32%
3i Group PLC	146,410	485,875
AMEC PLC	41,030	612,927
Anglo American PLC	83,160	3,078,533
ARM Holdings PLC	39,930	376,716
AstraZeneca PLC	74,030	3,568,028
Aviva PLC	210,947	1,160,389
BAE Systems PLC	33,660	150,279
Barclays PLC	674,850	2,127,356
BG Group PLC	218,020	4,773,608
BHP Billiton PLC	142,120	4,513,366
BP PLC	1,077,670	8,018,947
British American Tobacco PLC	118,140	5,462,311
British Land Co. PLC	47,754	393,492

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2011

British Sky Broadcasting Group PLC	29,480	334,989
BT Group PLC	607,750	1,845,204
Bunzl PLC	79,970	1,040,382
Burberry Group PLC	17,270	373,811
Capita Group PLC	78,870	924,865
Carnival PLC	13,200	486,419
Centrica PLC	305,277	1,461,983
Compass Group PLC	161,260	1,473,241
Diageo PLC	201,520	4,192,777
Experian PLC	96,360	1,260,609
Fresnillo PLC	2,420	66,326
G4S PLC	129,910	512,058
GlaxoSmithKline PLC	313,610	7,086,774
HSBC Holdings PLC	1,038,290	9,132,005
ICAP PLC	84,810	553,180
Imperial Tobacco Group PLC	81,070	2,975,646
InterContinental Hotels Group PLC	36,190	671,180
International Power PLC	99,000	540,430
Invensys PLC	126,390	460,034
ITV PLC(a)	84,480	87,338
J Sainsbury PLC	120,120	579,912
Johnson Matthey PLC	35,640	1,080,924
Kingfisher PLC	212,520	888,101
Land Securities Group PLC	45,214	499,183
Legal & General Group PLC	611,490	1,090,642
Lloyds Banking Group PLC(a)	2,092,750	1,097,652
London Stock Exchange Group PLC	46,970	682,329
Man Group PLC	147,070	355,841
Marks & Spencer Group PLC	141,350	734,425
National Grid PLC	272,626	2,717,283
Next PLC	19,800	816,877
Old Mutual PLC	402,380	714,430
Pearson PLC	12,210	225,659
Petrofac Ltd.	8,030	186,123
Prudential PLC	180,840	1,890,014
Randgold Resources Ltd.	2,200	241,292
Reckitt Benckiser Group PLC	41,250	2,129,281
Reed Elsevier PLC	37,290	321,715
Rexam PLC	191,400	1,069,237
Rio Tinto PLC	88,110	4,814,094
Royal Bank of Scotland Group PLC(a)	1,086,030	424,743
Royal Dutch Shell PLC Class A	176,365	6,279,840
Royal Dutch Shell PLC Class B	120,450	4,346,224
SABMiller PLC	53,240	1,952,007
Sage Group PLC (The)	129,030	579,192
Serco Group PLC	67,870	569,107
Shire PLC	35,530	1,118,879
Smith & Nephew PLC	79,200	729,309
SSE PLC	62,260	1,350,638
Standard Chartered PLC	127,742	3,008,290
Standard Life PLC	153,120	533,352
Tesco PLC	488,180	3,165,676
Tullow Oil PLC	73,920	1,673,980
Unilever PLC	42,460	1,429,634
United Utilities Group PLC	30,360	297,210
Vodafone Group PLC	3,006,960	8,389,338
Weir Group PLC (The)	2,200	68,144
Wm Morrison Supermarkets PLC	140,250	684,113
Wolseley PLC	28,736	833,963
WPP PLC	87,120	908,408
Xstrata PLC	143,995	2,429,977

		133,108,116

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2011

TOTAL COMMON STOCKS
(Cost: $887,186,058)		844,318,718

PREFERRED STOCKS—2.39%

BRAZIL—1.96%
Banco Bradesco SA SP ADR	179,933	3,274,781
Brasil Telecom SA SP ADR	3,463	71,165
Centrais Eletricas Brasileiras SA Class B SP ADR	11,220	156,519
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR(c)	16,095	630,763
Companhia de Bebidas das Americas SP ADR	61,270	2,066,024
Companhia Energetica de Minas Gerais SP ADR	35,709	608,481
Companhia Paranaense de Energia Class B SP ADR	21,969	443,334
Gerdau SA SP ADR	25,520	230,190
Itau Unibanco Holding SA SP ADR	152,497	2,915,743
Petroleo Brasileiro SA SP ADR	143,594	3,631,492
Tele Norte Leste	14,410	156,349
Vale SA Class A SP ADR	120,340	2,840,024

		17,024,865
GERMANY—0.39%
Henkel AG & Co. KGaA	18,700	1,124,427
Porsche Automobil Holding SE	11,736	693,816
ProSiebenSat.1 Media AG	10,890	235,435
RWE AG NVS	220	8,331
Volkswagen AG	7,370	1,303,463

		3,365,472
ITALY—0.04%
Intesa Sanpaolo SpA RNC	77,241	113,230
Telecom Italia SpA RNC	256,410	270,913

		384,143

TOTAL PREFERRED STOCKS
(Cost: $21,874,860)		20,774,480

RIGHTS—0.01%

HONG KONG—0.01%
New World Development Co. Ltd.(a)	110,000	37,540

		37,540

TOTAL RIGHTS
(Cost: $0)		37,540

SHORT-TERM INVESTMENTS—2.20%

MONEY MARKET FUNDS—2.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(f)(g)(h)	17,344,251	17,344,251
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(f)(g)(h)	1,416,438	1,416,438

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(f)(g)(i)	379,509	379,509

		19,140,198

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,140,198)		19,140,198

TOTAL INVESTMENTS IN SECURITIES—101.78%
(Cost: $928,201,116)		884,270,936
Other Assets, Less Liabilities—(1.78)%		(15,436,350)

NET ASSETS—100.00%		$868,834,586

CPO - Certificates of Participation (Ordinary)

FDR - Fiduciary Depositary Receipts

NVDR - Non-Voting Depositary Receipts

NVS - Non-Voting Shares

SDR - Swedish Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(i)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—96.28%

AUSTRALIA—1.88%
Crown Ltd.	3,135	$26,842
Echo Entertainment Group Ltd.(a)	5,181	20,558
Fairfax Media Ltd.	13,359	13,181
Harvey Norman Holdings Ltd.	3,732	8,592
Tabcorp Holdings Ltd.	5,181	16,161
Tatts Group Ltd.	10,695	26,325

		111,659
BRAZIL—1.04%
Cyrela Brazil Realty SA Empreendimentos e Participacoes SP ADR	4,978	44,404
Gafisa SA SP ADR	1,821	13,548
Rossi Residencial SA SP GDR	1,200	3,696

		61,648
CANADA—3.22%
Canadian Tire Corp. Ltd. Class A	339	20,335
Gildan Activewear Inc.	510	13,206
Magna International Inc. Class A	1,011	38,710
Shaw Communications Inc. Class B	1,602	32,564
Thomson Reuters Corp.	1,470	43,645
Tim Hortons Inc.	864	42,676

		191,136
CHINA—3.32%
Anta Sports Products Ltd.(b)	3,000	2,786
Belle International Holdings Ltd.	21,000	41,757
Bosideng International Holdings Ltd.	12,000	3,369
Brilliance China Automotive Holdings Ltd.(a)	18,000	19,727
BYD Co. Ltd. Class H(a)(b)	1,500	3,690
Dongfeng Motor Group Co. Ltd. Class H	18,000	29,950
Geely Automobile Holdings Ltd.	30,000	7,843
Golden Eagle Retail Group Ltd.	6,000	15,284
GOME Electrical Appliances Holdings Ltd.	57,000	17,838
Great Wall Motor Co. Ltd. Class H	13,000	18,014
Guangzhou Automobile Group Co. Ltd. Class H(b)	13,272	13,451
Hengdeli Holdings Ltd.	8,000	3,657
Li Ning Co. Ltd.(b)	2,000	1,924
Parkson Retail Group Ltd.	9,000	11,590
Skyworth Digital Holdings Ltd.	12,000	6,475

		197,355
DENMARK—0.03%
Pandora A/S	174	1,693

		1,693
FINLAND—0.39%
Nokian Renkaat OYJ	561	20,775
Sanoma OYJ	200	2,714

		23,489

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

October 31, 2011

FRANCE—9.21%
Accor SA	726	24,055
Christian Dior SA	279	39,810
Compagnie Generale des Etablissements Michelin Class B	798	58,635
Eutelsat Communications	459	19,110
JCDecaux SA(a)	240	6,482
Lagardere SCA	433	11,759
LVMH Moet Hennessy Louis Vuitton SA	1,071	179,633
M6-Metropole Television	126	2,183
PPR SA	330	51,966
PSA Peugeot Citroen SA	750	16,607
Publicis Groupe SA	549	26,828
Renault SA	882	37,454
SES SA Class A FDR	1,353	34,912
Societe Television Francaise 1	399	5,436
Sodexo	447	32,614

		547,484
GERMANY—8.11%
Adidas AG	1,002	71,501
Axel Springer AG	48	1,960
Bayerische Motoren Werke AG	1,587	130,732
Continental AG(a)	282	21,315
Daimler AG Registered	4,044	208,701
Kabel Deutschland Holding AG(a)	345	19,855
TUI AG(a)	903	5,974
Volkswagen AG	138	21,904

		481,942
HONG KONG—3.35%
Esprit Holdings Ltd.	5,400	7,928
Galaxy Entertainment Group Ltd.(a)	6,000	12,471
Li & Fung Ltd.	24,000	46,980
Lifestyle International Holdings Ltd.(b)	4,500	12,228
Sands China Ltd.(a)	13,200	40,628
Shangri-La Asia Ltd.	12,666	25,805
SJM Holdings Ltd.	9,000	15,856
Wynn Macau Ltd.	8,400	24,070
Yue Yuen Industrial (Holdings) Ltd.	4,500	12,923

		198,889
INDIA—1.62%
Mahindra & Mahindra Ltd. SP GDR	4,138	73,284
Tata Motors Ltd. SP ADR	1,140	22,857

		96,141
INDONESIA—1.57%
PT Astra International Tbk	12,000	93,533

		93,533
ITALY—1.37%
Autogrill SpA	996	11,642
Fiat SpA	4,359	26,995
Luxottica Group SpA	687	20,458
Mediaset SpA	2,229	8,326
Pirelli & C. SpA	1,557	13,899

		81,320

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

October 31, 2011

JAPAN—30.97%
Aisin Seiki Co. Ltd.	900	29,282
Benesse Holdings Inc.	300	13,158
Bridgestone Corp.	3,300	78,760
Casio Computer Co. Ltd.	1,200	7,495
Daihatsu Motor Co. Ltd.	2,000	36,037
Denso Corp.	2,400	75,778
Dentsu Inc.	600	18,467
Fast Retailing Co. Ltd.	300	54,748
Fuji Heavy Industries Ltd.	3,000	19,622
Hakuhodo DY Holdings Inc.	60	3,316
Honda Motor Co. Ltd.	7,200	222,164
Isetan Mitsukoshi Holdings Ltd.	1,800	18,721
Isuzu Motors Ltd.	6,000	26,162
J. Front Retailing Co. Ltd.	3,000	13,389
Marui Group Co. Ltd.	1,200	9,526
Mazda Motor Corp.(a)	10,000	21,674
McDonald’s Holdings Co. (Japan) Ltd.	600	15,928
Mitsubishi Motors Corp.(a)(b)	21,000	28,278
Namco Bandai Holdings Inc.	900	13,274
Nikon Corp.	1,500	34,415
Nissan Motor Co. Ltd.	11,700	110,285
Nitori Holdings Co. Ltd.	150	14,466
NOK Corp.	600	10,473
Oriental Land Co. Ltd.	300	30,048
Panasonic Corp.	9,000	93,376
Rakuten Inc.	36	39,751
Rinnai Corp.	300	22,623
Sankyo Co. Ltd.	100	5,297
Sega Sammy Holdings Inc.	900	19,956
Sekisui Chemical Co. Ltd.	3,000	23,892
Sekisui House Ltd.	3,000	27,124
Sharp Corp.	2,000	18,852
Shimano Inc.	300	15,005
Sony Corp.	4,300	92,755
Stanley Electric Co. Ltd.	700	10,450
Sumitomo Rubber Industries Inc.	1,500	19,006
Suzuki Motor Corp.	1,800	39,105
Toho Co. Ltd.	300	5,225
Toyota Boshoku Corp.	600	7,410
Toyota Industries Corp.	900	26,005
Toyota Motor Corp.	12,000	406,900
USS Co. Ltd.	90	7,514
Yamada Denki Co. Ltd.	360	26,224
Yamaha Corp.	600	6,225
Yamaha Motor Co. Ltd.(a)	1,500	21,892

		1,840,053
MEXICO—1.68%
Grupo Elektra SA de CV	360	27,982
Grupo Televisa SAB CPO	14,700	63,596
Urbi Desarrollos Urbanos SAB de CV(a)	6,600	8,485

		100,063
NETHERLANDS—1.23%
Reed Elsevier NV	3,648	45,346
Wolters Kluwer NV	1,560	27,862

		73,208

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

October 31, 2011

NEW ZEALAND—0.49%
Sky City Entertainment Group Ltd.	10,042	28,869

		28,869
PHILIPPINES—0.40%
Jollibee Foods Corp.	11,310	24,034

		24,034
POLAND—0.16%
Cyfrowy Polsat SA(a)	528	2,498
TVN SA	1,749	7,122

		9,620
SINGAPORE—1.22%
Genting Singapore PLC(a)	39,000	54,058
Singapore Press Holdings Ltd.(b)	6,000	18,695

		72,753
SOUTH AFRICA—2.87%
Foschini Group Ltd. (The)	1,134	14,381
Imperial Holdings Ltd.	921	13,704
Naspers Ltd. Class N	1,734	83,442
Steinhoff International Holdings Ltd.(a)	6,186	18,645
Truworths International Ltd.	2,112	21,450
Woolworths Holdings Ltd.	3,660	18,721

		170,343
SOUTH KOREA—3.42%
Hyundai Motor Co. SP GDR(a)(c)	6,600	203,280

		203,280
SPAIN—1.60%
Industria de Diseno Textil SA	993	91,080
Mediaset Espana Comunicacion SA	596	3,990

		95,070
SWEDEN—3.75%
Electrolux AB Class B	1,497	28,198
Hennes & Mauritz AB Class B	4,770	159,268
Husqvarna AB Class B	3,114	15,965
Modern Times Group MTG AB Class B	363	19,413

		222,844
SWITZERLAND—3.19%
Compagnie Financiere Richemont SA Class A Bearer	2,184	126,029
Swatch Group AG (The) Bearer	126	53,768
Swatch Group AG (The) Registered	132	9,876

		189,673

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

October 31, 2011

THAILAND—0.49%
BEC World PCL NVDR	23,700	28,902

		28,902
TURKEY—0.34%
Arcelik AS	4,716	18,191
Turkiye Sise ve Cam Fabrikalari AS	910	1,750

		19,941
UNITED KINGDOM—9.36%
British Sky Broadcasting Group PLC	4,746	53,930
Burberry Group PLC	1,908	41,299
Carnival PLC	864	31,838
Compass Group PLC	8,097	73,973
GKN PLC	6,700	20,580
InterContinental Hotels Group PLC	1,425	26,428
ITV PLC(a)	16,254	16,804
Kingfisher PLC	9,462	39,541
Marks & Spencer Group PLC	6,522	33,887
Next PLC	780	32,180
Pearson PLC	3,487	64,445
Reed Elsevier PLC	4,830	41,670
TUI Travel PLC	1,947	5,364
Whitbread PLC	765	20,460
WPP PLC	5,136	53,554

		555,953

TOTAL COMMON STOCKS
(Cost: $5,784,139)		5,720,895

PREFERRED STOCKS—3.28%

GERMANY—3.28%
Bayerische Motoren Werke AG	328	18,101
Porsche Automobil Holding SE	710	41,974
ProSiebenSat.1 Media AG	188	4,064
Volkswagen AG	740	130,877

		195,016

TOTAL PREFERRED STOCKS
(Cost: $159,302)		195,016

SHORT-TERM INVESTMENTS—0.97%

MONEY MARKET FUNDS—0.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(d)(e)(f)	52,844	52,844
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	4,316	4,316

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

October 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(d)(e)(g)	342	342

		57,502

TOTAL SHORT-TERM INVESTMENTS
(Cost: $57,502)		57,502

TOTAL INVESTMENTS IN SECURITIES—100.53%
(Cost: $6,000,943)		5,973,413
Other Assets, Less Liabilities—(0.53)%		(31,266)

NET ASSETS—100.00%		$5,942,147

CPO - Certificates of Participation (Ordinary)

FDR - Fiduciary Depositary Receipts

NVDR - Non-Voting Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(g)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—96.26%

AUSTRALIA—6.95%
Coca-Cola Amatil Ltd.	1,249	$16,299
Foster’s Group Ltd.	5,051	28,563
Metcash Ltd.	2,839	12,560
Wesfarmers Ltd.	2,196	75,627
Wesfarmers Ltd. Partially Protected	350	12,180
Woolworths Ltd.	2,866	72,398

		217,627
BELGIUM—3.85%
Anheuser-Busch InBev NV	1,760	98,722
Colruyt SA	290	12,054
Delhaize Group SA	146	9,640

		120,416
BRAZIL—1.14%
BRF-Brasil Foods SA SP ADR	1,700	35,785

		35,785
CANADA—2.79%
Alimentation Couche-Tard Inc. Class B	286	8,638
Empire Co. Ltd. Class A	51	3,129
George Weston Ltd.	69	4,800
Loblaw Companies Ltd.	240	9,218
Metro Inc. Class A	230	11,310
Saputo Inc.	316	13,101
Shoppers Drug Mart Corp.	587	24,762
Viterra Inc.	1,192	12,313

		87,271
CHILE—0.58%
Compania Cervecerias Unidas SA SP ADR	189	10,826
Vina Concha y Toro SA SP ADR	200	7,400

		18,226
CHINA—2.77%
Chaoda Modern Agriculture (Holdings) Ltd.(a)(b)	8,000	1,133
China Agri-Industries Holdings Ltd.	6,000	4,868
China Mengniu Dairy Co. Ltd.	4,000	12,879
China Resources Enterprise Ltd.	4,000	14,810
Hengan International Group Co. Ltd.	2,000	17,540
Tingyi (Cayman Islands) Holding Corp.	6,000	17,231
Want Want China Holdings Ltd.(a)	15,000	14,063
Wumart Stores Inc. Class H	2,000	4,065

		86,589
DENMARK—0.51%
Carlsberg A/S Class B	231	15,849

		15,849

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

October 31, 2011

FINLAND—0.17%
Kesko OYJ Class B	150	5,389

		5,389
FRANCE—7.87%
Carrefour SA	1,233	33,072
Casino Guichard-Perrachon SA	148	14,021
Danone SA	1,375	96,468
L’Oreal SA	540	60,112
Pernod Ricard SA	453	42,649

		246,322
GERMANY—1.37%
Beiersdorf AG	136	7,926
Henkel AG & Co. KGaA	300	14,821
METRO AG	295	13,862
Suedzucker AG	216	6,386

		42,995
GREECE—0.31%
Coca-Cola Hellenic Bottling Co. SA SP ADR(c)	500	9,825

		9,825
INDONESIA—1.39%
PT Astra Agro Lestari Tbk	2,500	6,058
PT Charoen Pokphand Indonesia Tbk	22,000	6,648
PT Gudang Garam Tbk	1,500	9,929
PT Indofood Sukses Makmur Tbk	16,000	9,489
PT Unilever Indonesia Tbk	6,500	11,491

		43,615
IRELAND—0.43%
Kerry Group PLC Class A	356	13,397

		13,397
ITALY—0.26%
Parmalat SpA	3,556	7,980

		7,980
JAPAN—9.30%
AEON Co. Ltd.	1,300	17,272
Ajinomoto Co. Inc.	2,000	22,648
Asahi Group Holdings Ltd	900	18,687
Coca-Cola West Co. Ltd.	100	1,802
FamilyMart Co. Ltd.	200	7,925
Japan Tobacco Inc.	10	50,721
Kao Corp.	1,300	34,528
Kirin Holdings Co. Ltd.	2,000	24,854
Lawson Inc.	100	5,688
Meiji Holdings Co. Ltd.	100	4,444
Nippon Meat Packers Inc.	1,000	12,683
Nisshin Seifun Group Inc.	500	6,239
Nissin Foods Holdings Co. Ltd.	100	3,867
Seven & I Holdings Co. Ltd.	1,700	45,915

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

October 31, 2011

Shiseido Co. Ltd.	800	14,846
Unicharm Corp.	300	13,543
Yakult Honsha Co. Ltd.	200	5,712

		291,374
MEXICO—3.39%
Arca Continental SAB de CV	670	3,216
Coca-Cola FEMSA SAB de CV Class L	700	6,390
Fomento Economico Mexicano SAB de CV BD Units	5,200	35,302
Grupo Bimbo SAB de CV Series A	3,200	6,661
Grupo Modelo SAB de CV Series C	1,500	9,624
Kimberly-Clark de Mexico SAB de CV Series A	1,600	9,212
Wal-Mart de Mexico SAB de CV Series V	13,700	35,799

		106,204
NETHERLANDS—6.56%
Heineken Holding NV	277	11,991
Heineken NV	583	28,550
Koninklijke Ahold NV	2,862	36,985
Unilever NV CVA	3,676	128,028

		205,554
POLAND—0.08%
Kernel Holding SA(c)	111	2,432

		2,432
PORTUGAL—0.33%
Jeronimo Martins SGPS SA	595	10,374

		10,374
RUSSIA—0.46%
Magnit OJSC SP GDR(d)	568	14,512

		14,512
SINGAPORE—1.56%
Golden Agri-Resources Ltd.	20,000	10,386
Olam International Ltd.	6,000	12,224
Wilmar International Ltd.	6,000	26,220

		48,830
SOUTH AFRICA—1.35%
Massmart Holdings Ltd.	222	4,464
Pick’n Pay Stores Ltd.	1,029	5,180
Shoprite Holdings Ltd.	969	14,273
SPAR Group Ltd. (The)	481	5,909
Tiger Brands Ltd.	428	12,396

		42,222
SPAIN—0.17%
Distribuidora Internacional de Alimentacion SA(c)	1,137	5,241

		5,241

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

October 31, 2011

SWEDEN—0.73%
Swedish Match AB	658	22,957

		22,957
SWITZERLAND—14.80%
Aryzta AG	192	9,360
Lindt & Spruengli AG Participation Certificates	3	9,343
Nestle SA Registered	7,608	444,703

		463,406
THAILAND—0.84%
Charoen Pokphand Foods PCL NVDR	12,700	12,494
CP All PCL NVDR	9,000	13,756

		26,250
TURKEY—0.74%
Anadolu Efes Biracilik ve Malt Sanayii AS	753	9,184
BIM Birlesik Magazalar AS	274	8,393
Coca-Cola Icecek AS	416	5,663

		23,240
UNITED KINGDOM—25.56%
Associated British Foods PLC	750	13,389
British American Tobacco PLC	4,355	201,357
Diageo PLC	5,507	114,577
Imperial Tobacco Group PLC	2,303	84,531
J Sainsbury PLC	1,526	7,367
Reckitt Benckiser Group PLC	1,343	69,324
SABMiller PLC	2,080	76,262
Tesco PLC	17,630	114,324
Unilever PLC	2,812	94,681
Wm Morrison Supermarkets PLC	5,053	24,648

		800,460

TOTAL COMMON STOCKS
(Cost: $2,620,388)		3,014,342

PREFERRED STOCKS—3.29%

BRAZIL—2.53%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR	300	11,757
Companhia de Bebidas das Americas SP ADR	2,000	67,440

		79,197
GERMANY—0.76%
Henkel AG & Co. KGaA	394	23,691

		23,691

TOTAL PREFERRED STOCKS
(Cost: $73,614)		102,888

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

October 31, 2011

SHORT-TERM INVESTMENTS—0.10%

MONEY MARKET FUNDS—0.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(e)(f)(g)	2,881	2,881
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(e)(f)(g)	236	236
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(e)(f)(h)	176	176

		3,293

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,293)		3,293

TOTAL INVESTMENTS IN SECURITIES—99.65%
(Cost: $2,697,295)		3,120,523
Other Assets, Less Liabilities—0.35%		10,988

NET ASSETS—100.00%		$3,131,511

NVDR - Non-Voting Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	Non-income earning security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(h)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—96.79%

AUSTRALIA—3.73%
Caltex Australia Ltd.	618	$8,720
Origin Energy Ltd.	4,034	61,588
Paladin Energy Ltd.(a)	4,200	6,684
Santos Ltd.	3,014	41,442
Woodside Petroleum Ltd.	1,970	76,413
WorleyParsons Ltd.	742	21,932

		216,779
AUSTRIA—0.35%
OMV AG	570	20,095

		20,095
BRAZIL—3.44%
HRT Participacoes em Petroleo SA SP GDR(a)	1	5
OGX Petroleo e Gas Participacoes SA SP ADR(a)	4,600	38,410
Petroleo Brasileiro SA SP ADR	4,932	133,213
Ultrapar Participacoes SA SP ADR	1,600	28,416

		200,044
CANADA—18.48%
ARC Resources Ltd.	760	19,397
Athabasca Oil Sands Corp.(a)	1,400	18,225
Baytex Energy Corp.	358	18,991
Bonavista Energy Corp.	258	6,665
Cameco Corp.	1,178	25,369
Canadian Natural Resources Ltd.	3,798	134,445
Canadian Oil Sands Ltd.	1,590	36,979
Cenovus Energy Inc.	2,600	89,367
Crescent Point Energy Corp.	688	29,487
Enbridge Inc.	2,608	90,666
Encana Corp.	2,302	50,108
Enerplus Corp.	664	18,531
Husky Energy Inc.	270	6,956
Imperial Oil Ltd.	1,044	43,389
MEG Energy Corp.(a)	400	18,106
Nexen Inc.	1,762	30,033
Niko Resources Ltd.	156	8,612
Pacific Rubiales Energy Corp.	972	22,743
Pengrowth Energy Corp.	418	4,377
Penn West Petroleum Ltd.	1,532	27,470
PetroBakken Energy Ltd. Class A	744	6,801
Precision Drilling Corp.(a)	1,046	12,174
Progress Energy Resources Corp.	230	3,267
Suncor Energy Inc.	5,492	175,556
Talisman Energy Inc.	3,730	53,101
Tourmaline Oil Corp.(a)	100	3,337
TransCanada Corp.	2,496	106,474
Vermilion Energy Inc.	292	13,806

		1,074,432
CHINA—7.00%
China Coal Energy Co. Class H	6,000	7,642

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

October 31, 2011

China Oilfield Services Ltd. Class H(b)	8,000	13,599
China Petroleum & Chemical Corp. Class H	60,000	57,489
China Shenhua Energy Co. Ltd. Class H	13,000	60,605
CNOOC Ltd.	66,000	129,705
Kunlun Energy Co. Ltd.	8,000	11,395
PetroChina Co. Ltd. Class H	80,000	105,705
Yanzhou Coal Mining Co. Ltd. Class H	8,000	20,657

		406,797
COLOMBIA—0.59%
Ecopetrol SA SP ADR	800	34,032

		34,032
FRANCE—7.40%
Compagnie Generale de Geophysique-Veritas(a)	506	11,084
Technip SA	350	33,548
Total SA	7,312	385,666

		430,298
HUNGARY—0.09%
MOL Hungarian Oil and Gas PLC(a)	70	5,521

		5,521
INDIA—1.40%
Reliance Industries Ltd. SP GDR(c)	2,240	81,088

		81,088
INDONESIA—0.71%
PT Adaro Energy Tbk	42,000	9,608
PT Bumi Resources Tbk	69,000	18,317
PT Indo Tambangraya Megah Tbk	1,000	5,044
PT Tambang Batubara Bukit Asam Tbk	4,000	8,291

		41,260
ITALY—4.63%
Eni SpA	8,740	194,927
Saipem SpA	1,008	45,553
Tenaris SA	1,772	28,547

		269,027
JAPAN—2.65%
Cosmo Oil Co. Ltd.	2,000	5,079
Idemitsu Kosan Co. Ltd.	200	19,032
INPEX Corp.	8	53,966
JX Holdings Inc.	8,400	49,985
Showa Shell Sekiyu K.K.	400	2,950
TonenGeneral Sekiyu K.K.	2,000	22,853

		153,865
NETHERLANDS—0.53%
Fugro NV CVA	262	15,615
SBM Offshore NV	684	15,265

		30,880

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

October 31, 2011

NORWAY—2.86%
Aker Solutions ASA	596	6,998
Seadrill Ltd.	1,028	34,320
Statoil ASA	4,156	107,094
Subsea 7 SA(a)	812	17,832

		166,244
POLAND—0.43%
Grupa Lotos SA(a)	240	2,202
Polski Koncern Naftowy Orlen SA(a)	1,148	14,487
Polskie Gornictwo Naftowe i Gazownictwo SA	6,400	8,127

		24,816
PORTUGAL—0.35%
Galp Energia SGPS SA Class B	978	20,434

		20,434
RUSSIA—7.90%
Gazprom OAO SP ADR	19,200	224,064
LUKOIL OAO SP ADR	1,700	98,940
NovaTek OAO SP GDR(d)	304	42,682
Rosneft Oil Co. OJSC SP GDR(d)	5,800	41,267
Surgutneftegas OJSC SP ADR	2,600	22,399
Tatneft OAO SP ADR	800	23,752
TMK OAO SP GDR(d)	456	5,882

		458,986
SOUTH AFRICA—1.66%
Sasol Ltd.	2,132	96,652

		96,652
SPAIN—1.48%
Repsol YPF SA	2,810	85,835

		85,835
SWITZERLAND—0.94%
Transocean Ltd.	956	54,892

		54,892
THAILAND—1.28%
Banpu PCL NVDR	600	12,254
IRPC PCL NVDR	35,400	4,421
PTT Exploration & Production PCL NVDR	4,200	21,990
PTT PCL NVDR	3,000	29,853
Thai Oil PCL NVDR	3,000	5,683

		74,201
TURKEY—0.22%
Turkiye Petrol Rafinerileri AS	576	13,069

		13,069

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

October 31, 2011

UNITED KINGDOM—28.67%
AMEC PLC	1,196	17,866
BG Group PLC	12,216	267,473
BP PLC	62,756	466,968
Cairn Energy PLC(a)	2,646	12,582
Petrofac Ltd.	934	21,649
Royal Dutch Shell PLC Class A	12,802	455,841
Royal Dutch Shell PLC Class B	9,734	351,234
Tullow Oil PLC	3,228	73,101

		1,666,714

TOTAL COMMON STOCKS
(Cost: $4,971,198)		5,625,961

PREFERRED STOCKS—3.00%

BRAZIL—2.78%
Petroleo Brasileiro SA SP ADR	6,388	161,553

		161,553
RUSSIA—0.22%
Surgutneftegas OJSC SP ADR	2,600	12,948

		12,948

TOTAL PREFERRED STOCKS
(Cost: $210,332)		174,501

SHORT-TERM INVESTMENTS—0.16%

MONEY MARKET FUNDS—0.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(e)(f)(g)	6,656	6,656
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(e)(f)(g)	544	544
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(e)(f)(h)	1,925	1,925

		9,125

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,125)		9,125

TOTAL INVESTMENTS IN SECURITIES—99.95%
(Cost: $5,190,655)		5,809,587
Other Assets, Less Liabilities—0.05%		2,931

NET ASSETS—100.00%		$5,812,518

NVDR - Non-Voting Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

October 31, 2011

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(h)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—97.10%

AUSTRALIA—11.56%
AMP Ltd.	1,874	$8,510
ASX Ltd.	136	4,430
Australia and New Zealand Banking Group Ltd.	1,509	34,709
Bendigo and Adelaide Bank Ltd.	248	2,489
CFS Retail Property Trust	1,360	2,626
Commonwealth Bank of Australia	898	46,941
Dexus Property Group	4,048	3,650
Goodman Group	4,714	3,126
GPT Group	1,275	4,261
Insurance Australia Group Ltd.	1,352	4,518
Lend Lease Group	424	3,509
Macquarie Group Ltd.	172	4,546
Mirvac Group	2,106	2,804
National Australia Bank Ltd.	1,250	34,083
QBE Insurance Group Ltd.	650	10,172
Stockland Corp. Ltd.	1,780	5,968
Suncorp Group Ltd.	802	7,309
Westfield Group	1,414	11,551
Westfield Retail Trust	1,414	3,825
Westpac Banking Corp.	1,712	40,541

		239,568
AUSTRIA—0.38%
Erste Group Bank AG	136	2,959
IMMOEAST AG Escrow(a)(b)	372	—
IMMOFINANZ AG(a)	558	1,858
Raiffeisen International Bank Holding AG	46	1,303
Vienna Insurance Group AG	40	1,694

		7,814
BELGIUM—0.39%
Ageas	1,536	3,128
Dexia SA(a)	8	6
Groupe Bruxelles Lambert SA	46	3,583
KBC Groep NV	58	1,313

		8,030
BRAZIL—0.75%
Banco Santander (Brasil) SA SP ADR	1,711	15,570

		15,570
CANADA—11.44%
Bank of Montreal	369	21,878
Bank of Nova Scotia	616	32,578
Brookfield Asset Management Inc. Class A	352	10,221
Brookfield Office Properties Inc.	190	3,129
Canadian Imperial Bank of Commerce	250	18,903
CI Financial Corp.	134	2,698
Fairfax Financial Holdings Ltd.	14	5,873
Great-West Lifeco Inc.	154	3,440
IGM Financial Inc.	88	3,813
Industrial Alliance Insurance and Financial Services Inc.	64	2,090

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

October 31, 2011

Intact Financial Corp.	74	4,144
Manulife Financial Corp.	1,074	14,230
National Bank of Canada	104	7,449
Onex Corp.	108	3,594
Power Corp. of Canada	186	4,700
Power Financial Corp.	118	3,196
RioCan Real Estate Investment Trust	138	3,514
Royal Bank of Canada	830	40,629
Sun Life Financial Inc.	340	8,613
TMX Group Inc.	66	2,910
Toronto-Dominion Bank (The)	522	39,537

		237,139
CHILE—0.27%
Banco Santander (Chile) SA SP ADR	40	3,267
Corpbanca SA SP ADR(c)	110	2,294

		5,561
CHINA—6.38%
Agricultural Bank of China Ltd. Class H	10,000	4,572
Bank of China Ltd. Class H	38,000	13,800
Bank of Communications Co. Ltd. Class H	4,400	3,082
China CITIC Bank Corp. Ltd. Class H	4,000	2,189
China Construction Bank Corp. Class H	32,100	24,018
China Life Insurance Co. Ltd. Class H	6,000	16,033
China Merchants Bank Co. Ltd. Class H	2,260	4,657
China Minsheng Banking Corp. Ltd. Class H	4,800	3,962
China Overseas Land & Investment Ltd.	4,000	7,552
China Pacific Insurance (Group) Co. Ltd. Class H	800	2,493
China Taiping Insurance Holdings Co. Ltd.(a)	800	1,756
Country Garden Holdings Co. Ltd.(c)	4,000	1,612
Evergrande Real Estate Group Ltd.	4,000	1,777
Industrial and Commercial Bank of China Ltd. Class H	36,440	23,183
Longfor Properties Co. Ltd.(c)	2,000	2,607
PICC Property and Casualty Co. Ltd. Class H	4,000	5,666
Ping An Insurance (Group) Co. of China Ltd. Class H	1,000	7,560
Poly (Hong Kong) Investments Ltd.(c)	2,000	1,025
Renhe Commercial Holdings Co. Ltd.	8,000	1,144
Shui On Land Ltd.	5,000	1,578
Sino-Ocean Land Holdings Ltd.	3,000	1,356
SOHO China Ltd.	1,000	724

		132,346
COLOMBIA—0.44%
Bancolombia SA SP ADR	146	9,107

		9,107
CZECH REPUBLIC—0.15%
Komercni Banka AS	16	3,115

		3,115
DENMARK—0.24%
Danske Bank A/S(a)	362	5,055

		5,055

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

October 31, 2011

EGYPT—0.13%
Commercial International Bank SP ADR	608	2,736

		2,736
FINLAND—0.39%
Pohjola Bank PLC	178	2,077
Sampo OYJ Class A	214	5,961

		8,038
FRANCE—3.99%
AXA	964	15,826
BNP Paribas SA	552	25,292
CNP Assurances SA	32	494
Credit Agricole SA	492	3,895
Eurazeo	32	1,548
Fonciere des Regions	24	1,787
Gecina SA	20	1,997
Icade	22	1,995
Klepierre	84	2,650
Natixis	294	950
SCOR SE	96	2,264
Societe Generale	376	11,066
Unibail-Rodamco SE	64	12,899

		82,663
GERMANY—4.23%
Allianz SE Registered	271	30,697
Commerzbank AG(a)	2,152	5,352
Deutsche Bank AG Registered	566	23,956
Deutsche Boerse AG(a)	144	8,034
Hannover Rueckversicherung AG Registered	44	2,200
Muenchener Rueckversicherungs-Gesellschaft AG Registered	128	17,400

		87,639
GREECE—0.08%
National Bank of Greece SA SP ADR(a)	3,012	1,631

		1,631
HONG KONG—5.04%
AIA Group Ltd.	4,800	14,898
Bank of East Asia Ltd. (The)	1,200	4,451
BOC Hong Kong (Holdings) Ltd.	3,000	7,256
Cheung Kong (Holdings) Ltd.	1,000	12,595
Hang Lung Properties Ltd.	2,000	7,392
Hang Seng Bank Ltd.	600	7,820
Hong Kong Exchanges and Clearing Ltd.	800	13,816
Hopewell Holdings Ltd.	1,000	2,614
Kerry Properties Ltd.	1,000	3,715
Link REIT (The)	2,000	6,916
New World Development Co. Ltd.	2,000	2,145
Sino Land Co. Ltd.	2,000	3,209
Swire Pacific Ltd. Class A	1,000	11,661
Wheelock and Co. Ltd.	2,000	5,950

		104,438

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

October 31, 2011

HUNGARY—0.18%
OTP Bank Nyrt	232	3,767

		3,767
INDIA—1.76%
Axis Bank Ltd. SP GDR(d)	300	7,077
HDFC Bank Ltd. SP ADR	540	17,097
ICICI Bank Ltd. SP ADR	332	12,337

		36,511
INDONESIA—0.97%
PT Bank Central Asia Tbk	8,000	7,320
PT Bank Mandiri Tbk	5,556	4,488
PT Bank Negara Indonesia (Persero) Tbk	5,000	2,273
PT Bank Rakyat Indonesia Tbk	8,000	6,100

		20,181
ISRAEL—0.41%
Bank Hapoalim Ltd.	968	3,802
Bank Leumi le-Israel	870	3,059
Mizrahi Tefahot Bank Ltd.	186	1,622

		8,483
ITALY—2.12%
Assicurazioni Generali SpA	778	14,140
Banca Carige SpA	758	1,501
Banca Monte dei Paschi di Siena SpA	2,534	1,196
Banco Popolare SpA	1,134	1,708
Intesa Sanpaolo SpA	5,672	10,213
Mediobanca SpA	444	3,567
UniCredit SpA	7,965	9,421
Unione di Banche Italiane ScpA	562	2,164

		43,910
JAPAN—10.49%
AEON Credit Service Co. Ltd.	200	3,045
AEON Mall Co. Ltd.	200	4,719
Aozora Bank Ltd.	1,000	2,565
Bank of Yokohama Ltd. (The)	2,000	9,311
Credit Saison Co. Ltd.	200	4,019
Dai-ichi Life Insurance Co. Ltd. (The)	6	6,979
Daiwa Securities Group Inc.	2,000	7,156
Hokuhoku Financial Group Inc.	2,000	3,796
Japan Retail Fund Investment Corp.	3	4,698
Mitsubishi UFJ Financial Group Inc.	8,200	36,281
Mitsubishi UFJ Lease & Finance Co. Ltd.	80	3,155
Mizuho Financial Group Inc.	16,440	23,403
MS&AD Insurance Group Holdings Inc.	400	8,018
Nishi-Nippon City Bank Ltd. (The)	2,000	5,540
Nomura Holdings Inc.	2,400	9,357
Nomura Real Estate Holdings Inc.	200	3,309
NTT Urban Development Corp.	4	2,811
ORIX Corp.	80	7,141
Resona Holdings Inc.	1,200	5,463
SBI Holdings Inc.	28	2,395
Seven Bank Ltd.	2	3,614

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

October 31, 2011

Shinsei Bank Ltd.	2,000	2,257
Sony Financial Holdings Inc.	400	6,730
Sumitomo Mitsui Financial Group Inc.	800	22,736
Sumitomo Mitsui Trust Holdings Inc.	2,980	10,395
T&D Holdings Inc.	400	4,042
Tokio Marine Holdings Inc.	600	14,559

		217,494
MEXICO—0.47%
Compartamos SAB de CV	1,800	2,814
Grupo Financiero Banorte SAB de CV Series O	1,000	3,456
Grupo Financiero Inbursa SAB de CV Series O	1,600	3,462

		9,732
NETHERLANDS—1.34%
AEGON NV(a)	966	4,682
Corio NV	54	2,779
ING Groep NV CVA(a)	2,316	20,222

		27,683
NORWAY—0.38%
DnB NOR ASA	668	7,868

		7,868
PERU—0.23%
Credicorp Ltd.	44	4,786

		4,786
PHILIPPINES—0.64%
Ayala Corp.	384	2,760
Ayala Land Inc.	11,200	4,245
Bank of the Philippine Islands	2,352	3,227
SM Prime Holdings Inc.	10,000	3,049

		13,281
POLAND—0.65%
Bank Pekao SA	78	3,693
BRE Bank SA(a)	7	615
Getin Holding SA(a)	662	1,815
Globe Trade Centre SA(a)	228	831
Powszechna Kasa Oszczednosci Bank Polski SA	308	3,576
Powszechny Zaklad Ubezpieczen SA	28	3,023

		13,553
PORTUGAL—0.10%
Banco Comercial Portugues SA Registered(a)	3,450	746
Banco Espirito Santo SA Registered(c)	578	1,266

		2,012
RUSSIA—0.79%
Sberbank of Russia SP ADR(a)	1,505	16,405

		16,405

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

October 31, 2011

SINGAPORE—2.87%
Ascendas Real Estate Investment Trust	4,000	6,551
CapitaLand Ltd.	2,000	4,362
CapitaMall Trust Management Ltd.	4,000	5,992
CapitaMalls Asia Ltd.	2,000	2,181
DBS Group Holdings Ltd.	2,000	19,749
Oversea-Chinese Banking Corp. Ltd.	2,000	13,534
UOL Group Ltd.	2,000	7,142

		59,511
SOUTH AFRICA—1.85%
Absa Group Ltd.	176	3,183
African Bank Investments Ltd.	560	2,442
FirstRand Ltd.	1,840	4,600
Growthpoint Properties Ltd.	1,168	2,729
Investec Ltd.	262	1,617
MMI Holdings Ltd.	311	671
Nedbank Group Ltd.	120	2,143
Redefine Properties Ltd.	2,118	2,159
Remgro Ltd.	262	3,998
RMB Holdings Ltd.	492	1,561
RMI Holdings	492	822
Sanlam Ltd.	1,040	3,905
Standard Bank Group Ltd.	692	8,571

		38,401
SOUTH KOREA—1.64%
KB Financial Group Inc. SP ADR	237	9,255
Shinhan Financial Group Co. Ltd. SP ADR	232	18,467
Woori Finance Holdings Co. Ltd. SP ADR	217	6,271

		33,993
SPAIN—3.81%
Banco Bilbao Vizcaya Argentaria SA	2,592	23,724
Banco de Sabadell SA	588	2,140
Banco Popular Espanol SA	579	2,690
Banco Santander SA	5,048	43,492
Bankinter SA(c)	235	1,459
CaixaBank	746	3,688
Mapfre SA	474	1,759

		78,952
SWEDEN—2.38%
Industrivarden AB Class C	58	733
Investor AB Class B	280	5,547
Kinnevik Investment AB Class B	120	2,541
Nordea Bank AB	1,800	16,605
Ratos AB Class B	114	1,537
Skandinaviska Enskilda Banken AB Class A	1,044	6,647
Svenska Handelsbanken AB Class A	320	9,299
Swedbank AB Class A	446	6,335

		49,244
SWITZERLAND—4.72%
Baloise Holding AG Registered	30	2,475
Credit Suisse Group AG Registered(a)	690	20,285

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

October 31, 2011

GAM Holding AG(a)	154	1,866
Julius Baer Group Ltd.(a)	152	5,820
Pargesa Holding SA Bearer	22	1,739
Swiss Life Holding AG Registered(a)	22	2,749
Swiss Re AG(a)	203	11,243
UBS AG Registered(a)	2,346	30,201
Zurich Financial Services AG Registered(a)	92	21,531

		97,909
THAILAND—0.88%
Bangkok Bank PCL NVDR	1,000	4,862
Kasikornbank PCL NVDR	1,400	5,645
Krung Thai Bank PCL NVDR	6,400	3,164
Siam Commercial Bank PCL NVDR	1,200	4,585

		18,256
TURKEY—0.86%
Akbank TAS	679	2,488
Asya Katilim Bankasi AS(a)	738	796
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	800	1,085
Haci Omer Sabanci Holding AS	506	1,739
Turkiye Garanti Bankasi AS	1,559	5,518
Turkiye Halk Bankasi AS	258	1,595
Turkiye Is Bankasi AS	832	1,949
Turkiye Vakiflar Bankasi TAO Class D	614	1,052
Yapi ve Kredi Bankasi AS(a)	848	1,597

		17,819
UNITED KINGDOM—11.70%
3i Group PLC	662	2,197
Admiral Group PLC	110	2,093
Aviva PLC	1,598	8,790
Barclays PLC	6,563	20,689
British Land Co. PLC	588	4,845
Capital Shopping Centres Group PLC	360	1,913
Hammerson PLC	496	3,259
HSBC Holdings PLC	10,282	90,433
ICAP PLC	342	2,231
Investec PLC	272	1,661
Land Securities Group PLC	508	5,609
Legal & General Group PLC	3,306	5,897
Lloyds Banking Group PLC(a)	24,640	12,924
London Stock Exchange Group PLC	178	2,586
Man Group PLC	1,106	2,676
Old Mutual PLC	2,347	4,167
Prudential PLC	1,576	16,471
Resolution Ltd.	838	3,720
Royal Bank of Scotland Group PLC(a)	11,136	4,355
RSA Insurance Group PLC	1,990	3,588
Schroders PLC	94	2,168
SEGRO PLC	534	2,101
Standard Chartered PLC	1,437	33,841
Standard Life PLC	1,216	4,236

		242,450

TOTAL COMMON STOCKS
(Cost: $2,335,291)		2,012,651

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

October 31, 2011

PREFERRED STOCKS—2.42%

BRAZIL—2.38%
Banco Bradesco SA SP ADR	1,359	24,733
Itau Unibanco Holding SA SP ADR	1,290	24,665

		49,398
ITALY—0.04%
Intesa Sanpaolo SpA RNC	551	808

		808

TOTAL PREFERRED STOCKS
(Cost: $51,429)		50,206

RIGHTS—0.02%

HONG KONG—0.02%
New World Development Co. Ltd.(a)	1,000	341

		341

TOTAL RIGHTS
(Cost: $0)		341

SHORT-TERM INVESTMENTS—0.43%

MONEY MARKET FUNDS—0.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(e)(f)(g)	8,073	8,073
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(e)(f)(g)	660	660
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(e)(f)(h)	98	98

		8,831

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,831)		8,831
TOTAL INVESTMENTS IN SECURITIES—99.97%
(Cost: $2,395,551)		2,072,029
Other Assets, Less Liabilities—0.03%		745

NET ASSETS—100.00%		$2,072,774

NVDR - Non-Voting Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

October 31, 2011

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(h)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US HEALTH CARE SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—99.45%

AUSTRALIA—3.09%
Cochlear Ltd.	322	$20,009
CSL Ltd.	3,582	109,677
Ramsay Health Care Ltd.	784	15,638
Sonic Healthcare Ltd.	2,496	29,235

		174,559
BELGIUM—0.82%
UCB SA	1,044	46,452

		46,452
CANADA—1.27%
Valeant Pharmaceuticals International Inc.	1,816	71,963

		71,963
CHINA—0.53%
China Shineway Pharmaceutical Group Ltd.(a)	4,000	5,667
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	8,000	8,417
Sihuan Pharmaceutical Holdings Group Ltd.	22,000	9,463
Sinopharm Group Co. Ltd. Class H	2,400	6,614

		30,161
DENMARK—5.19%
Coloplast A/S Class B	156	22,970
Novo Nordisk A/S Class B	2,418	260,629
William Demant Holding A/S(b)	114	9,168

		292,767
FINLAND—0.34%
Orion OYJ Class B	920	19,338

		19,338
FRANCE—9.80%
Essilor International SA	1,474	107,731
Sanofi	6,144	445,279

		553,010
GERMANY—9.19%
Bayer AG Registered	4,136	267,071
Celesio AG	66	1,053
Fresenius Medical Care AG & Co. KGaA	1,462	107,608
Fresenius SE & Co. KGaA	852	84,743
Merck KGaA	620	58,459
QIAGEN NV(b)	2	28

		518,962

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US HEALTH CARE SECTOR INDEX FUND

October 31, 2011

HUNGARY—0.18%
Richter Gedeon Nyrt	62	10,122

		10,122
INDIA—0.95%
Dr. Reddy’s Laboratories Ltd. SP ADR	1,044	34,608
Ranbaxy Laboratories Ltd. SP GDR(c)	1,856	19,117

		53,725
INDONESIA—0.27%
PT Kalbe Farma Tbk	38,212	15,000

		15,000
IRELAND—0.77%
Elan Corp. PLC(b)	3,674	43,661

		43,661
ISRAEL—3.70%
Teva Pharmaceutical Industries Ltd.	5,078	208,743

		208,743
JAPAN—13.55%
Astellas Pharma Inc.	3,000	111,074
Chugai Pharmaceutical Co. Ltd.	200	3,173
Daiichi Sankyo Co. Ltd.	4,400	86,674
Dainippon Sumitomo Pharma Co. Ltd.	1,200	13,312
Eisai Co. Ltd.	1,800	72,023
Hisamitsu Pharmaceutical Co. Inc.	600	24,315
Miraca Holdings Inc.	200	7,708
Mitsubishi Tanabe Pharma Corp.	2,000	35,063
Olympus Corp.	1,200	18,621
Ono Pharmaceutical Co. Ltd.	600	31,626
Otsuka Holdings Co. Ltd.	1,400	36,304
Santen Pharmaceutical Co. Ltd.	600	22,546
Shionogi & Co. Ltd.	200	2,757
Sysmex Corp.	400	13,353
Takeda Pharmaceutical Co. Ltd.	4,800	217,916
Terumo Corp.	1,000	51,683
Tsumura & Co.	600	17,013

		765,161
SOUTH AFRICA—0.86%
Aspen Pharmacare Holdings Ltd.(b)	2,042	24,631
Life Healthcare Group Holdings Ltd.	4,216	10,310
Netcare Ltd.	7,614	13,403

		48,344
SPAIN—0.37%
Grifols SA(b)	1,120	21,066

		21,066

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US HEALTH CARE SECTOR INDEX FUND

October 31, 2011

SWEDEN—0.75%
Getinge AB Class B	1,618	42,389

		42,389
SWITZERLAND—27.00%
Actelion Ltd. Registered(b)	782	29,338
Lonza Group AG Registered(b)	284	19,112
Novartis AG Registered	12,250	697,890
Roche Holding AG Genusschein	3,990	663,014
Sonova Holding AG Registered(b)	198	21,260
Straumann Holding AG Registered	44	7,832
Synthes Inc.(c)	506	85,534

		1,523,980
UNITED KINGDOM—20.82%
AstraZeneca PLC	5,866	282,724
GlaxoSmithKline PLC	30,520	689,673
Shire PLC	4,398	138,498
Smith & Nephew PLC	6,974	64,219

		1,175,114

TOTAL COMMON STOCKS
(Cost: $5,236,062)		5,614,517

SHORT-TERM INVESTMENTS—0.10%

MONEY MARKET FUNDS—0.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(d)(e)(f)	1,387	1,387
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	113	113
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(d)(e)(g)	4,234	4,234

		5,734

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,734)		5,734

TOTAL INVESTMENTS IN SECURITIES—99.55%
(Cost: $5,241,796)		5,620,251
Other Assets, Less Liabilities—0.45%		25,186

NET ASSETS—100.00%		$5,645,437

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US HEALTH CARE SECTOR INDEX FUND

October 31, 2011

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(g)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—99.16%

AUSTRALIA—2.92%
Asciano Group	6,075	$9,926
Brambles Ltd.	3,046	21,393
Leighton Holdings Ltd.	366	8,481
MAp Group	249	901
Qantas Airways Ltd.(a)	2,340	4,002
QR National Ltd.	2,194	7,705
Toll Holdings Ltd.	1,627	8,406
Transurban Group	2,888	16,025

		76,839
BELGIUM—0.10%
Bekaert NV	56	2,524

		2,524
BRAZIL—0.87%
Embraer SA SP ADR	433	12,046
Gol Linhas Aereas Inteligentes SA SP ADR	534	4,283
TAM SA SP ADR	323	6,489

		22,818
CANADA—4.71%
Bombardier Inc. Class B	2,748	11,399
CAE Inc.	559	5,983
Canadian National Railway Co.	780	61,316
Canadian Pacific Railway Ltd.	294	18,236
Finning International Inc.	350	8,210
Ritchie Bros. Auctioneers Inc.	178	3,556
SNC-Lavalin Group Inc.	297	14,978

		123,678
CHILE—0.57%
LAN Airlines SA SP ADR	603	15,117

		15,117
CHINA—3.54%
Air China Ltd. Class H	4,000	3,163
Beijing Capital International Airport Co. Ltd. Class H	6,000	2,728
Beijing Enterprises Holdings Ltd.	1,000	5,596
China Communications Construction Co. Ltd. Class H	6,000	4,613
China COSCO Holdings Co. Ltd. Class H	8,500	4,532
China High Speed Transmission Equipment Group Co. Ltd.	3,000	1,916
China Merchants Holdings (International) Co. Ltd.	2,000	6,272
China National Materials Co. Ltd. Class H	4,000	2,060
China Railway Construction Corp. Ltd. Class H	2,000	1,210
China Railway Group Ltd. Class H	11,000	3,726
China Rongsheng Heavy Industries Group Holdings Ltd	6,000	2,133
China Shipping Container Lines Co. Ltd. Class H(a)	11,000	2,139
China Shipping Development Co. Ltd. Class H	4,000	2,885
China Southern Airlines Co. Ltd. Class H(a)	2,000	1,141
China State Construction International Holdings Ltd.	2,000	1,574
CITIC Pacific Ltd.	3,000	5,532

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

October 31, 2011

COSCO Pacific Ltd.	4,000	5,677
CSR Corp Ltd. Class H(b)	4,000	2,421
Dongfang Electric Corp. Ltd. Class H	800	2,509
Jiangsu Expressway Co. Ltd. Class H	2,000	1,746
Lonking Holdings Ltd.(b)	5,000	2,015
Metallurgical Corp. of China Ltd. Class H	12,000	2,643
Sany Heavy Equipment International Holdings Co. Ltd.	2,000	1,787
Shanghai Electric Group Co. Ltd. Class H	8,000	3,585
Shanghai Industrial Holdings Ltd.	1,000	3,323
Weichai Power Co. Ltd. Class H(b)	1,000	5,119
Zhejiang Expressway Co. Ltd. Class H	4,000	2,653
Zhuzhou CSR Times Electric Co. Ltd. Class H	1,000	2,393
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	4,000	5,924

		93,015
DENMARK—1.07%
A.P. Moller-Maersk A/S Class B	2	13,752
DSV A/S	435	8,864
Vestas Wind Systems A/S(a)	353	5,581

		28,197
EGYPT—0.52%
Orascom Construction Industries Co. SP GDR	334	13,694

		13,694
FINLAND—1.03%
Kone OYJ Class B	195	10,863
Metso OYJ	245	9,616
Wartsila OYJ Class B	216	6,649

		27,128
FRANCE—9.47%
Aeroports de Paris	33	2,624
Air France-KLM(a)	329	2,528
ALSTOM	405	15,309
Bouygues SA	415	15,721
Bureau Veritas SA	75	5,881
Compagnie de Saint-Gobain	732	34,397
Edenred SA	215	6,148
Eiffage SA	90	3,091
European Aeronautic Defence and Space Co. NV	754	22,474
Groupe Eurotunnel SA	976	8,911
Legrand SA	198	7,088
Safran SA	271	8,947
Schneider Electric SA	836	49,732
Societe BIC SA	13	1,171
Thales SA	225	8,026
Vallourec SA	214	13,128
Vinci SA	793	39,487
Wendel	54	4,064

		248,727
GERMANY—8.62%
Brenntag AG	42	4,277
Deutsche Lufthansa AG Registered	472	6,499
Deutsche Post AG Registered	1,569	24,095
Fraport AG	89	5,679
GEA Group AG	365	10,164

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

October 31, 2011

Hochtief AG	111	8,173
MAN SE	141	12,604
Siemens AG Registered	1,457	154,896

		226,387
HONG KONG—2.04%
Cathay Pacific Airways Ltd.	2,000	3,683
Hutchison Whampoa Ltd.	4,000	37,218
MTR Corp. Ltd.	2,500	8,145
NWS Holdings Ltd.	3,000	4,598

		53,644
INDIA—0.79%
Larsen & Toubro Ltd. SP GDR(c)	751	20,893

		20,893
INDONESIA—0.74%
PT United Tractors Tbk	6,954	19,324

		19,324
ISRAEL—0.08%
Delek Group Ltd. (The)	5	997
Elbit Systems Ltd.	27	1,207

		2,204
ITALY—1.23%
Atlantia SpA	539	8,308
Fiat Industrial SpA(a)	1,311	11,529
Finmeccanica SpA	895	6,199
Prysmian SpA	414	6,323

		32,359
JAPAN—29.26%
All Nippon Airways Co. Ltd.	1,000	3,039
Amada Co. Ltd.	1,000	6,771
Asahi Glass Co. Ltd.	2,000	17,955
Central Japan Railway Co.	2	17,185
Dai Nippon Printing Co. Ltd.	1,000	10,657
Daikin Industries Ltd.	500	15,139
East Japan Railway Co.	600	36,666
FANUC Corp.	300	49,747
Fuji Electric Holdings Co. Ltd.	2,000	5,976
Furukawa Electric Co. Ltd.	1,000	2,860
GS Yuasa Corp.	1,000	5,361
Hino Motors Ltd.	1,000	6,015
Hitachi Construction Machinery Co. Ltd.	200	3,950
IHI Corp.	3,000	7,002
ITOCHU Corp.	2,600	26,242
Japan Steel Works Ltd. (The)	1,000	7,002
JS Group Corp.	400	8,490
JTEKT Corp.	500	5,630
Kajima Corp.	2,000	6,489
Kawasaki Heavy Industries Ltd.	3,000	7,887
Kawasaki Kisen Kaisha Ltd.	2,000	4,181
Keihin Electric Express Railway Co. Ltd.	1,000	9,054
Keio Corp.	1,000	6,925
Keisei Electric Railway Co. Ltd.	1,000	6,810

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

October 31, 2011

Kintetsu Corp.(b)	2,000	7,079
Komatsu Ltd.	1,800	45,615
Kubota Corp.	2,000	16,826
Kurita Water Industries Ltd.	200	5,604
Mabuchi Motor Co. Ltd.	100	4,463
Makita Corp.	200	7,633
Marubeni Corp.	3,000	17,852
Minebea Co. Ltd.	1,000	3,655
Mitsubishi Corp.	2,400	50,509
Mitsubishi Electric Corp.	3,000	28,278
Mitsubishi Heavy Industries Ltd.	6,000	25,008
Mitsui & Co. Ltd.	3,000	44,822
Mitsui Engineering & Shipbuilding Co. Ltd.	2,000	3,257
Mitsui O.S.K. Lines Ltd.	2,000	7,900
Nabtesco Corp.	200	4,478
Nidec Corp.	200	16,672
Nippon Express Co. Ltd.	1,000	3,937
Nippon Sheet Glass Co. Ltd.	2,000	4,412
Nippon Yusen K.K.	3,000	7,733
NSK Ltd.	1,000	7,759
NTN Corp.	1,000	4,527
Obayashi Corp.	1,000	4,630
Odakyu Electric Railway Co. Ltd.	1,000	9,452
Secom Co. Ltd.	300	14,428
Shimizu Corp.	2,000	8,669
SMC Corp.	100	15,890
Sojitz Corp.	3,600	6,233
Sumitomo Corp.	1,900	24,050
Sumitomo Electric Industries Ltd.	1,400	15,944
Sumitomo Heavy Industries Ltd.	1,000	5,797
Taisei Corp.	2,000	5,412
THK Co. Ltd.	300	5,971
Tobu Railway Co. Ltd.	1,000	4,822
Tokyu Corp.	1,000	4,873
Toppan Printing Co. Ltd.	1,000	7,900
TOTO Ltd.	1,000	8,426
Toyota Tsusho Corp.	400	6,464
Ushio Inc.	300	4,540
West Japan Railway Co.	200	8,541
Yamato Holdings Co. Ltd.	700	11,778

		768,872
MEXICO—0.98%
Alfa SAB de CV Series A	1,100	12,972
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,800	6,370
Grupo Carso SAB de CV Series A1	2,500	6,532

		25,874
NETHERLANDS—2.31%
Koninklijke Philips Electronics NV	1,630	34,319
PostNL NV	445	2,285
Randstad Holding NV	228	8,197
Royal Boskalis Westminster NV CVA	146	5,172
Royal Vopak NV	108	5,634
TNT Express NV	585	5,037

		60,644

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

October 31, 2011

NEW ZEALAND—0.72%
Auckland International Airport Ltd.	9,856	18,809

		18,809
NORWAY—0.54%
Orkla ASA	1,601	14,081

		14,081
PHILIPPINES—0.79%
Aboitiz Equity Ventures Inc.	4,000	3,842
Alliance Global Group Inc.	12,300	3,058
SM Investments Corp.	1,060	13,848

		20,748
SINGAPORE—4.19%
ComfortDelGro Corp. Ltd.	6,000	6,711
COSCO Corp. (Singapore) Ltd.	5,000	4,074
Fraser and Neave Ltd.	2,000	9,843
Hutchison Port Holdings Trust	12,000	8,040
Keppel Corp. Ltd.	3,600	27,294
Neptune Orient Lines Ltd.	4,000	3,643
Noble Group Ltd.	8,000	9,938
SembCorp Industries Ltd.	3,000	10,042
SembCorp Marine Ltd.	2,000	6,743
Singapore Airlines Ltd.	1,000	9,363
Singapore Technologies Engineering Ltd.	5,000	11,305
Yangzijiang Shipbuilding (Holdings) Ltd.	4,000	3,020

		110,016
SOUTH AFRICA—0.89%
Aveng Ltd.	937	4,402
Barloworld Ltd.	462	3,896
Bidvest Group Ltd.	586	11,733
Reunert Ltd.	414	3,298

		23,329
SPAIN—1.69%
Abertis Infraestructuras SA	569	9,472
Actividades de Construcciones y Servicios SA	253	9,686
Ferrovial SA	973	12,486
Fomento de Construcciones y Contratas SA	119	3,117
International Consolidated Airlines Group SA(a)	1,863	4,984
Zardoya Otis SA	336	4,579

		44,324
SWEDEN—6.82%
Alfa Laval AB	739	13,955
Assa Abloy AB Class B	612	15,058
Atlas Copco AB Class A	1,329	29,330
Atlas Copco AB Class B	705	13,890
Sandvik AB	1,979	27,591
Scania AB Class B	667	11,347
Securitas AB Class B	751	6,934
Skanska AB Class B	826	13,668
SKF AB Class B	809	18,217
Volvo AB Class B	2,324	29,346

		179,336

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

October 31, 2011

SWITZERLAND—4.90%
ABB Ltd. Registered(a)	3,867	74,249
Adecco SA Registered(a)	185	9,010
Geberit AG Registered(a)	63	13,059
Kuehne & Nagel International AG Registered	74	9,288
Schindler Holding AG Participation Certificates	63	7,466
SGS SA Registered	8	13,872
Sulzer AG Registered	16	1,893

		128,837
THAILAND—0.18%
Thai Airways International PCL NVDR	7,700	4,858

		4,858
TURKEY—0.66%
Enka Insaat ve Sanayi AS	1,643	4,268
KOC Holding AS	1,895	6,794
TAV Havalimanlari Holding AS(a)	902	4,380
Turk Hava Yollari Anonim Ortakligi(a)	1,247	1,811

		17,253
UNITED KINGDOM—6.93%
Aggreko PLC	342	9,451
Babcock International Group PLC	457	5,197
BAE Systems PLC	5,802	25,904
Balfour Beatty PLC	1,271	5,168
Bunzl PLC	525	6,830
Capita Group PLC	877	10,284
Cobham PLC	853	2,478
Experian PLC	1,678	21,952
G4S PLC	2,267	8,936
Intertek Group PLC	174	5,771
Invensys PLC	1,703	6,198
Rolls-Royce Holdings PLC(a)	3,055	34,641
Rolls-Royce Holdings PLC Class C(a)	210,795	340
Serco Group PLC	556	4,662
Smiths Group PLC	618	9,546
Weir Group PLC (The)	290	8,983
Wolseley PLC	543	15,759

		182,100

TOTAL COMMON STOCKS
(Cost: $2,526,927)		2,605,629

SHORT-TERM INVESTMENTS—0.65%

MONEY MARKET FUNDS—0.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(d)(e)(f)	15,106	15,106
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	1,234	1,234

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

October 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(d)(e)(g)	592	592

		16,932

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,932)		16,932

TOTAL INVESTMENTS IN SECURITIES—99.81%
(Cost: $2,543,859)		2,622,561
Other Assets, Less Liabilities—0.19%		5,041

NET ASSETS—100.00%		$2,627,602

NVDR - Non-Voting Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(g)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US INFORMATION TECHNOLOGY SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—99.68%

AUSTRALIA—0.54%
Computershare Ltd.	1,769	$14,245

		14,245
BRAZIL—1.48%
Cielo SA SP ADR	1,456	38,875

		38,875
CANADA—2.21%
CGI Group Inc. Class A(a)	781	16,041
Open Text Corp.(a)	216	13,268
Research In Motion Ltd.(a)	1,415	28,720

		58,029
CHINA—4.52%
Alibaba.com Ltd.	6,000	7,147
GCL-Poly Energy Holdings Ltd.(b)	27,000	8,971
Lenovo Group Ltd.	24,000	16,412
Semiconductor Manufacturing International Corp.(a)	75,000	4,202
Tencent Holdings Ltd.(b)	3,100	73,098
ZTE Corp. Class H	3,080	8,905

		118,735
FINLAND—2.74%
Nokia OYJ	10,570	71,798

		71,798
FRANCE—3.41%
Alcatel-Lucent(a)	7,629	21,143
AtoS	198	9,671
Cap Gemini SA	499	19,293
Dassault Systemes SA	215	18,284
Neopost SA	103	7,922
STMicroelectronics NV	1,898	13,237

		89,550
GERMANY—7.67%
Infineon Technologies AG	3,762	34,259
SAP AG	2,553	155,346
United Internet AG Registered(c)	590	11,739

		201,344
HONG KONG—0.74%
ASM Pacific Technology Ltd.	1,000	11,120
Foxconn International Holdings Ltd.(a)	12,000	8,160

		19,280
INDIA—4.23%
Infosys Ltd. SP ADR	1,535	89,936
Wipro Ltd. SP ADR	2,003	20,951

		110,887

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INFORMATION TECHNOLOGY SECTOR INDEX FUND

October 31, 2011

ISRAEL—0.38%
NICE Systems Ltd.(a)	277	9,976

		9,976
JAPAN—31.18%
Advantest Corp.	400	4,786
Brother Industries Ltd.	700	9,336
Canon Inc.	3,200	147,740
Citizen Holdings Co. Ltd.	800	4,340
Dena Co. Ltd.	300	13,177
Elpida Memory Inc.(a)	300	1,920
FUJIFILM Holdings Corp.	1,300	32,510
Fujitsu Ltd.	5,000	27,316
Gree Inc.	300	9,896
Hamamatsu Photonics K.K.	200	7,772
Hirose Electric Co. Ltd.	100	9,760
Hitachi High-Technologies Corp.	200	4,263
Hitachi Ltd.	13,000	71,190
Hoya Corp.	1,200	26,762
IBIDEN Co. Ltd.	400	9,080
Itochu Techno-Solutions Corp.	100	4,373
Keyence Corp.	100	25,880
Konami Corp.	300	9,972
Konica Minolta Holdings Inc.	1,500	11,157
Kyocera Corp.	500	44,950
Murata Manufacturing Co. Ltd.	600	34,126
NEC Corp.(a)	13,000	29,510
Nintendo Co. Ltd.	300	46,015
Nippon Electric Glass Co. Ltd.	1,000	9,247
Nomura Research Institute Ltd.	300	6,879
NTT Data Corp.	3	10,253
Omron Corp.	600	13,158
Oracle Corp. Japan	100	3,495
Ricoh Co. Ltd.	2,000	16,749
Rohm Co. Ltd.	300	15,543
Seiko Epson Corp.	400	5,407
Shimadzu Corp.	1,000	8,708
Square Enix Holdings Co. Ltd.	200	3,873
TDK Corp.	400	16,775
Tokyo Electron Ltd.	500	27,316
Toshiba Corp.	12,000	53,710
Trend Micro Inc.	300	10,930
Yahoo! Japan Corp.	40	13,040
Yaskawa Electric Corp.	1,000	8,849
Yokogawa Electric Corp.(a)	900	8,622

		818,385
NETHERLANDS—2.16%
ASML Holding NV	1,344	56,744

		56,744
POLAND—0.23%
Asseco Poland SA	383	6,083

		6,083

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INFORMATION TECHNOLOGY SECTOR INDEX FUND

October 31, 2011

SOUTH KOREA—12.08%
LG Display Co. Ltd. SP ADR	4,221	42,463
Samsung Electronics Co. Ltd. SP GDR(b)	638	274,532

		316,995
SPAIN—0.74%
Amadeus IT Holding SA Class A	682	12,994
Indra Sistemas SA	375	6,360

		19,354
SWEDEN—4.10%
Hexagon AB Class B	1,057	16,445
Telefonaktiebolaget LM Ericsson Class B	8,656	91,164

		107,609
TAIWAN—19.13%
Advanced Semiconductor Engineering Inc. SP ADR	13,416	59,299
AU Optronics Corp. SP ADR	6,950	29,746
Hon Hai Precision Industry Co. Ltd. SP GDR(c)	20,636	115,149
Siliconware Precision Industries Co. Ltd. SP ADR	7,255	37,726
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	17,177	216,774
United Microelectronics Corp. SP ADR	19,388	43,235

		501,929
UNITED KINGDOM—2.14%
ARM Holdings PLC	4,240	40,002
Sage Group PLC (The)	3,625	16,272

		56,274

TOTAL COMMON STOCKS
(Cost: $2,608,226)		2,616,092

SHORT-TERM INVESTMENTS—10.27%

MONEY MARKET FUNDS—10.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(d)(e)(f)	247,718	247,718
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	20,230	20,230

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INFORMATION TECHNOLOGY SECTOR INDEX FUND

October 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(d)(e)(g)	1,665	1,665

		269,613

TOTAL SHORT-TERM INVESTMENTS
(Cost: $269,613)		269,613

TOTAL INVESTMENTS IN SECURITIES—109.95%
(Cost: $2,877,839)		2,885,705
Other Assets, Less Liabilities—(9.95)%		(261,119)

NET ASSETS—100.00%		$2,624,586

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(g)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—95.90%

AUSTRALIA—14.10%
Alumina Ltd.	7,234	$11,359
Amcor Ltd.	4,472	33,307
BHP Billiton Ltd.	10,396	416,921
BlueScope Steel Ltd.	5,668	5,081
Boral Ltd.	2,516	10,491
Fortescue Metals Group Ltd.	3,750	19,296
Iluka Resources Ltd.	1,312	22,550
Incitec Pivot Ltd.	5,890	21,872
James Hardie Industries SE(a)	1,662	10,985
Macarthur Coal Ltd.	380	6,527
Newcrest Mining Ltd.	2,490	88,552
Orica Ltd.	1,296	35,750
OZ Minerals Ltd.	869	10,713
Rio Tinto Ltd.	1,406	103,240
Sims Metal Management Ltd.	466	6,852

		803,496
AUSTRIA—0.27%
voestalpine AG	436	15,203

		15,203
BELGIUM—0.80%
Solvay SA	248	25,621
Umicore	458	19,877

		45,498
BRAZIL—2.70%
Companhia Siderurgica Nacional SA SP ADR	3,100	29,016
Fibria Celulose SA SP ADR	854	7,575
Vale SA SP ADR	4,618	117,343

		153,934
CANADA—14.46%
Agnico-Eagle Mines Ltd.	506	22,028
Agrium Inc.	518	42,859
Barrick Gold Corp.	3,226	159,830
Centerra Gold Inc.	492	9,788
Eldorado Gold Corp.	1,638	30,888
First Quantum Minerals Ltd.	1,240	26,105
Franco-Nevada Corp.	382	15,188
Goldcorp Inc.	2,406	117,484
IAMGOLD Corp.	1,218	26,279
Inmet Mining Corp.	124	7,428
Ivanhoe Mines Ltd.(a)	826	16,965
Kinross Gold Corp.	3,396	48,585
New Gold Inc.(a)	1,300	16,164
Osisko Mining Corp.(a)	516	6,244
Pan American Silver Corp.	284	7,963
Potash Corp. of Saskatchewan Inc.	2,904	137,942
Silver Wheaton Corp.	1,092	37,842
Teck Resources Ltd. Class B	1,506	60,589
Yamana Gold Inc.	2,248	33,678

		823,849

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

October 31, 2011

CHILE—0.94%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	914	53,469

		53,469
CHINA—2.84%
Aluminum Corp. of China Ltd. Class H(b)	16,000	8,943
Angang New Steel Co. Ltd. Class H	8,000	4,986
Anhui Conch Cement Co. Ltd. Class H	6,000	22,331
BBMG Corp. Class H	6,000	5,355
China BlueChemical Ltd. Class H	16,000	12,693
China Molybdenum Co. Ltd. Class H	4,000	2,009
China National Building Material Co. Ltd. Class H	12,000	15,825
China Resources Cement Holdings Ltd.	8,000	6,491
China Shanshui Cement Group Ltd.	8,000	6,285
Dongyue Group Ltd.	4,000	3,178
Fosun International Ltd.	10,000	5,744
Huabao International Holdings Ltd.	10,000	6,439
Jiangxi Copper Co. Ltd. Class H	8,000	19,884
Maanshan Iron & Steel Co. Ltd. Class H	12,000	3,647
Shougang Fushan Resources Group Ltd.	12,000	5,038
Sinofert Holdings Ltd.(b)	12,000	4,018
Sinopec Shanghai Petrochemical Co. Ltd. Class H	20,000	7,469
Zhaojin Mining Industry Co. Ltd. Class H	7,000	12,585
Zijin Mining Group Co. Ltd. Class H	20,000	8,680

		161,600
DENMARK—0.50%
Novozymes A/S Class B	188	28,387

		28,387
FINLAND—0.63%
Rautaruukki OYJ	220	2,372
Stora Enso OYJ Class R	1,968	12,621
UPM-Kymmene OYJ	1,746	20,652

		35,645
FRANCE—4.14%
ArcelorMittal	2,668	55,932
Arkema SA	172	11,860
Eramet	8	1,272
Imerys SA	144	8,323
L’Air Liquide SA	1,002	131,024
Lafarge SA	672	27,627

		236,038
GERMANY—7.83%
BASF SE	3,110	230,729
HeidelbergCement AG	472	21,712
K+S AG	536	34,386
LANXESS AG	138	8,198
Linde AG	644	103,254
Salzgitter AG	135	7,709
ThyssenKrupp AG	1,138	33,103
Wacker Chemie AG	68	6,934

		446,025

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

October 31, 2011

HONG KONG—0.17%
Nine Dragons Paper (Holdings) Ltd.	14,000	9,736

		9,736
INDIA—0.69%
Sterlite Industries (India) Ltd. SP ADR	3,826	39,484

		39,484
INDONESIA—0.68%
PT Aneka Tambang Tbk	22,000	4,448
PT Indocement Tunggal Prakarsa Tbk	8,000	14,776
PT International Nickel Indonesia Tbk	13,000	5,360
PT Semen Gresik (Persero) Tbk	13,000	13,951

		38,535
IRELAND—0.54%
CRH PLC	1,680	30,662

		30,662
ISRAEL—0.56%
Israel Chemicals Ltd.	1,922	23,208
Israel Corp. Ltd. (The)	12	8,869

		32,077
JAPAN—9.00%
Asahi Kasei Corp.	4,000	24,110
Denki Kagaku Kogyo K.K.	2,000	7,797
Hitachi Chemical Co. Ltd.	400	7,310
JFE Holdings Inc.	1,400	27,147
JSR Corp.	600	11,704
Kaneka Corp.	2,000	10,952
Kansai Paint Co. Ltd.	2,000	19,083
Kobe Steel Ltd.	8,000	13,645
Kuraray Co. Ltd.	1,400	19,965
Maruichi Steel Tube Ltd.	200	4,548
Mitsubishi Chemical Holdings Corp.	4,000	24,829
Mitsubishi Gas Chemical Co. Inc.	2,000	13,312
Mitsubishi Materials Corp.	4,000	10,927
Mitsui Chemicals Inc.	4,000	13,492
Nippon Steel Corp.	14,000	37,345
Nisshin Steel Co. Ltd.	2,000	3,232
Nitto Denko Corp.	600	25,855
Oji Paper Co. Ltd.	2,000	10,003
Shin-Etsu Chemical Co. Ltd.	1,400	73,254
Showa Denko K.K.	6,000	11,157
Sumitomo Chemical Co. Ltd.	6,000	22,700
Sumitomo Metal Industries Ltd.	10,000	19,237
Sumitomo Metal Mining Co. Ltd.	2,000	28,189
Teijin Ltd.	4,000	14,312
Toray Industries Inc.	4,000	28,932
Tosoh Corp.	2,000	6,669
Toyo Seikan Kaisha Ltd.	400	6,217
Ube Industries Ltd.	4,000	12,004
Yamato Kogyo Co. Ltd.	200	5,181

		513,108

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

October 31, 2011

MEXICO—1.76%
Cemex SAB de CV CPO(a)	44,704	19,689
Grupo Mexico SAB de CV Series B	14,600	41,033
Industrias Penoles SAB de CV	460	18,724
Mexichem SAB de CV	4,800	16,716
Minera Frisco SAB de CV Series A1(a)	1,000	3,962

		100,124
NETHERLANDS—1.44%
Akzo Nobel NV	884	47,119
Koninklijke DSM NV	678	35,198

		82,317
NEW ZEALAND—0.43%
Fletcher Building Ltd.	4,588	24,777

		24,777
NORWAY—0.88%
Norsk Hydro ASA	2,988	15,751
Yara International ASA	714	34,338

		50,089
PERU—0.85%
Compania de Minas Buenaventura SA SP ADR	692	28,324
Southern Copper Corp.	662	20,310

		48,634
POLAND—0.40%
Jastrzebska Spolka Weglowa SA(a)	134	3,991
KGHM Polska Miedz SA	384	18,977

		22,968
PORTUGAL—0.25%
CIMPOR-Cimentos de Portugal SGPS SA	1,906	14,324

		14,324
RUSSIA—1.93%
Mechel OAO SP ADR	672	8,830
MMC Norilsk Nickel OJSC SP ADR	2,452	47,986
Novolipetsk Steel OJSC SP GDR(c)	438	11,922
Severstal OAO SP GDR(c)	884	12,986
Uralkali OJSC SP GDR(c)	652	28,297

		110,021
SOUTH AFRICA—3.77%
African Rainbow Minerals Ltd.	282	6,550
Anglo American Platinum Ltd.	196	14,259
AngloGold Ashanti Ltd.	1,256	57,022
ArcelorMittal South Africa Ltd.	416	3,553
Exxaro Resources Ltd.	406	9,229
Gold Fields Ltd.	2,320	40,310
Harmony Gold Mining Co. Ltd.	1,228	16,253
Impala Platinum Holdings Ltd.	1,628	37,824
Kumba Iron Ore Ltd.	280	16,736
Northam Platinum Ltd.	402	1,565

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

October 31, 2011

Pretoria Portland Cement Co. Ltd.	1,582	4,820
Sappi Ltd.(a)	2,330	6,875

		214,996
SOUTH KOREA—2.14%
POSCO SP ADR	1,422	122,178

		122,178
SPAIN—0.16%
Acerinox SA(b)	672	9,017

		9,017
SWEDEN—1.05%
Boliden AB	1,024	14,760
Holmen AB Class B	290	8,288
SSAB AB Class A	694	6,794
Svenska Cellulosa AB Class B	2,026	29,860

		59,702
SWITZERLAND—3.45%
Givaudan SA Registered(a)	32	29,471
Holcim Ltd. Registered(a)	816	52,476
Sika AG Bearer	8	15,866
Syngenta AG Registered(a)	320	98,668

		196,481
THAILAND—0.93%
Indorama Ventures PCL NVDR	7,600	8,836
PTT Global Chemical PCL NVDR(a)	8,317	17,716
Siam Cement PCL NVDR	2,600	26,634

		53,186
TURKEY—0.23%
Eregli Demir ve Celik Fabrikalari TAS	6,278	13,034

		13,034
UNITED KINGDOM—15.38%
Anglo American PLC	4,134	153,038
Antofagasta PLC	1,152	21,700
BHP Billiton PLC	6,974	221,476
Eurasian Natural Resources Corp.	200	2,124
Fresnillo PLC	496	13,594
Glencore International PLC	1,400	9,898
Johnson Matthey PLC	730	22,140
Kazakhmys PLC	546	8,174
Lonmin PLC	474	8,324
Randgold Resources Ltd.	272	29,833
Rexam PLC	2,815	15,726
Rio Tinto PLC	4,664	254,828
Vedanta Resources PLC	349	7,199
Xstrata PLC	6,430	108,509

		876,563

TOTAL COMMON STOCKS
(Cost: $4,976,156)		5,465,157

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

October 31, 2011

PREFERRED STOCKS—3.77%

BRAZIL—3.77%
Bradespar SA	240	4,904
Braskem SA Class A SP ADR	740	13,349
Gerdau SA SP ADR	3,338	30,109
Vale SA Class A SP ADR	7,048	166,333

		214,695

TOTAL PREFERRED STOCKS
(Cost: $212,852)		214,695

SHORT-TERM INVESTMENTS—0.49%

MONEY MARKET FUNDS—0.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(d)(e)(f)	18,724	18,724
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	1,529	1,529
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(d)(e)(g)	7,604	7,604

		27,857

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,857)		27,857

TOTAL INVESTMENTS IN SECURITIES—100.16%
(Cost: $5,216,865)		5,707,709
Other Assets, Less Liabilities—(0.16)%		(9,099)

NET ASSETS—100.00%		$5,698,610

CPO - Certificates of Participation (Ordinary)

NVDR - Non-Voting Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(g)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—98.80%

AUSTRALIA—1.59%
Telstra Corp. Ltd.	13,593	$44,707

		44,707
AUSTRIA—0.43%
Telekom Austria AG	1,052	12,076

		12,076
BELGIUM—0.67%
Belgacom SA	445	13,605
Mobistar SA	91	5,238

		18,843
BRAZIL—1.44%
Telefonica Brasil SA SP ADR	867	25,160
Tim Participacoes SA SP ADR	589	15,338

		40,498
CANADA—4.28%
BCE Inc.	852	33,891
Bell Aliant Inc.	224	6,328
Rogers Communications Inc. Class B	1,219	44,612
TELUS Corp.	200	10,799
TELUS Corp. NVS	485	24,869

		120,499
CHINA—8.63%
China Communications Services Corp. Ltd. Class H	12,000	5,610
China Mobile Ltd.	17,500	168,239
China Telecom Corp. Ltd. Class H	44,000	27,652
China Unicom (Hong Kong) Ltd.	20,000	41,520

		243,021
CZECH REPUBLIC—0.24%
Telefonica O2 Czech Republic AS	314	6,670

		6,670
DENMARK—0.35%
TDC A/S	1,170	9,745

		9,745
EGYPT—0.32%
Orascom Telecom Holding SAE SP GDR(a)(b)	3,253	8,926

		8,926

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

October 31, 2011

FINLAND—0.34%
Elisa OYJ	449	9,563

		9,563
FRANCE—6.79%
France Telecom SA	5,515	100,308
Iliad SA	68	8,022
Vivendi SA	3,658	82,910

		191,240
GERMANY—3.82%
Deutsche Telekom AG Registered	8,379	107,450

		107,450
GREECE—0.08%
Hellenic Telecommunications Organization SA SP ADR	788	2,199

		2,199
HONG KONG—0.26%
PCCW Ltd.	18,000	7,279

		7,279
HUNGARY—0.13%
Magyar Telekom Telecommunications PLC	1,587	3,733

		3,733
INDONESIA—1.21%
PT Indosat Tbk	6,500	3,928
PT Telekomunikasi Indonesia Tbk	32,500	27,168
PT XL Axiata Tbk	5,500	3,106

		34,202
ISRAEL—0.69%
Bezeq The Israel Telecommunication Corp. Ltd.	6,622	14,170
Cellcom Israel Ltd.	231	5,142

		19,312
ITALY—1.23%
Telecom Italia SpA	27,697	34,749

		34,749
JAPAN—10.87%
KDDI Corp.	9	66,829
Nippon Telegraph and Telephone Corp.	1,400	72,357
NTT DoCoMo Inc.	47	83,964
SoftBank Corp.	2,500	82,975

		306,125
MEXICO—6.10%
America Movil SAB de CV Series L	122,000	157,589
Telefonos de Mexico SAB de CV Series L	17,900	14,205

		171,794

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

October 31, 2011

MOROCCO—0.45%
Maroc Telecom	710	12,557

		12,557
NETHERLANDS—2.11%
Koninklijke KPN NV	4,485	59,404

		59,404
NEW ZEALAND—0.47%
Telecom Corp. of New Zealand Ltd.	6,463	13,305

		13,305
NORWAY—1.44%
Telenor ASA	2,250	40,557

		40,557
PHILIPPINES—0.49%
Globe Telecom Inc.	250	5,330
Philippine Long Distance Telephone Co.	150	8,444

		13,774
POLAND—0.42%
Telekomunikacja Polska SA	2,194	11,860

		11,860
PORTUGAL—0.57%
Portugal Telecom SGPS SA Registered	2,217	16,080

		16,080
RUSSIA—1.69%
Mobile TeleSystems OJSC SP ADR	1,716	24,522
Rostelecom OJSC SP ADR(a)	700	21,420
Sistema JSFC SP GDR(b)	104	1,782

		47,724
SINGAPORE—2.67%
Singapore Telecommunications Ltd.	26,000	66,262
StarHub Ltd.(c)	4,000	9,012

		75,274
SOUTH AFRICA—3.71%
MTN Group Ltd.	4,984	87,429
Telkom South Africa Ltd.	992	3,849
Vodacom Group Ltd.	1,164	13,252

		104,530
SOUTH KOREA—0.64%
KT Corp. SP ADR	467	7,789
SK Telecom Co. Ltd. SP ADR	702	10,383

		18,172

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

October 31, 2011

SPAIN—9.33%
Telefonica SA	12,246	262,701

		262,701
SWEDEN—3.23%
Millicom International Cellular SA SDR	235	26,112
Tele2 AB Class B	931	19,812
TeliaSonera AB	6,415	45,091

		91,015
SWITZERLAND—1.24%
Swisscom AG Registered	86	35,030

		35,030
TAIWAN—1.55%
Chunghwa Telecom Co. Ltd. SP ADR	1,295	43,551

		43,551
THAILAND—0.50%
Advanced Information Service PCL NVDR	3,300	14,005

		14,005
TURKEY—0.72%
Turk Telekomunikasyon AS	1,879	7,994
Turkcell Iletisim Hizmetleri AS(a)	2,483	12,282

		20,276
UNITED KINGDOM—18.10%
BT Group PLC	23,279	70,678
Inmarsat PLC	890	6,740
Vodafone Group PLC	154,876	432,100

		509,518

TOTAL COMMON STOCKS
(Cost: $2,533,178)		2,781,964

PREFERRED STOCKS—0.87%

BRAZIL—0.17%
Brasil Telecom SA SP ADR	234	4,808
Tele Norte Leste	1	11

		4,819

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

October 31, 2011

ITALY—0.70%
Telecom Italia SpA RNC	18,666	19,722

		19,722

TOTAL PREFERRED STOCKS
(Cost: $22,389)		24,541

SHORT-TERM INVESTMENTS—0.20%

MONEY MARKET FUNDS—0.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(d)(e)(f)	4,438	4,438
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	362	362
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(d)(e)(g)	792	792

		5,592

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,592)		5,592

TOTAL INVESTMENTS IN SECURITIES—99.87%
(Cost: $2,561,159)		2,812,097
Other Assets, Less Liabilities—0.13%		3,546

NET ASSETS—100.00%		$2,815,643

NVDR - Non-Voting Depositary Receipts

NVS - Non-Voting Shares

SDR - Swedish Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(g)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—96.54%

AUSTRALIA—1.85%
AGL Energy Ltd.	2,054	$31,380
SP AusNet	9,715	10,256

		41,636
AUSTRIA—0.47%
Verbund AG	357	10,474

		10,474
BRAZIL—1.99%
Centrais Eletricas Brasileiras SA SP ADR	1,174	11,681
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	314	17,038
CPFL Energia SA SP ADR	618	16,062

		44,781
CANADA—3.28%
Canadian Utilities Ltd. Class A	355	21,534
Fortis Inc.	849	28,806
TransAlta Corp.	1,068	23,580

		73,920
CHILE—2.29%
Empresa Nacional de Electricidad SA SP ADR	512	24,699
Enersis SA SP ADR	1,374	26,971

		51,670
CHINA—2.13%
China Gas Holdings Ltd.(a)	14,000	4,075
China Longyuan Power Group Corp. Ltd. Class H	7,000	5,905
China Resources Power Holdings Co. Ltd.	4,000	7,181
Datang International Power Generation Co. Ltd. Class H(a)	24,000	6,243
ENN Energy Holdings Ltd.	4,000	14,630
Guangdong Investment Ltd.	12,000	7,294
Huaneng Power International Inc. Class H	6,000	2,751

		48,079
CZECH REPUBLIC—1.12%
CEZ AS	592	25,276

		25,276
FINLAND—1.82%
Fortum OYJ	1,665	40,943

		40,943
FRANCE—9.07%
Electricite de France	805	24,376
GDF Suez	4,885	139,781
Suez Environnement SA	1,202	19,021
Veolia Environnement	1,479	21,196

		204,374

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

October 31, 2011

GERMANY—10.12%
E.ON AG	6,595	161,069
RWE AG	1,554	67,074

		228,143
HONG KONG—8.01%
Cheung Kong Infrastructure Holdings Ltd.	3,000	16,207
CLP Holdings Ltd.	8,000	71,655
Hong Kong and China Gas Co. Ltd. (The)	20,600	46,798
Power Assets Holdings Ltd.	6,000	45,859

		180,519
INDIA—1.27%
GAIL (India) Ltd. SP GDR(b)	543	28,589

		28,589
INDONESIA—0.88%
PT Perusahaan Gas Negara Tbk	59,500	19,828

		19,828
ITALY—7.99%
A2A SpA	1,432	1,977
Enel Green Power SpA	4,488	10,404
Enel SpA	25,548	121,513
Snam Rete Gas SpA	5,659	27,800
Terna SpA	4,790	18,480

		180,174
JAPAN—12.80%
Chubu Electric Power Co. Inc.	2,500	46,008
Chugoku Electric Power Co. Inc. (The)	1,000	15,043
Electric Power Development Co. Ltd.	300	7,564
Hokkaido Electric Power Co. Inc.	600	7,626
Hokuriku Electric Power Co.	600	9,665
Kansai Electric Power Co. Inc. (The)	2,700	40,201
Kyushu Electric Power Co. Inc.	1,500	20,045
Osaka Gas Co. Ltd.	7,000	26,663
Shikoku Electric Power Co. Inc.	700	18,017
Toho Gas Co. Ltd.	2,000	11,388
Tohoku Electric Power Co. Inc.	2,000	22,289
Tokyo Electric Power Co. Inc. (The)(c)	5,700	20,907
Tokyo Gas Co. Ltd.	10,000	43,219

		288,635
NEW ZEALAND—0.32%
Contact Energy Ltd.(c)	1,593	7,245

		7,245
PHILIPPINES—1.00%
Aboitiz Power Corp.	7,000	4,868
Energy Development Corp.	49,000	7,011
Manila Electric Co.	1,880	10,671

		22,550

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

October 31, 2011

POLAND—1.04%
ENEA SA	164	996
Polska Grupa Energetyczna SA	2,445	15,329
Tauron Polska Energia SA	4,042	7,163

		23,488
PORTUGAL—1.37%
EDP Renovaveis SA(c)	1,030	6,235
Energias de Portugal SA	7,761	24,735

		30,970
RUSSIA—1.18%
RusHydro OJSC SP ADR	7,031	26,507

		26,507
SOUTH KOREA—0.98%
Korea Electric Power Corp. SP ADR(c)	2,011	22,181

		22,181
SPAIN—8.33%
Acciona SA	115	11,008
Enagas SA	742	14,769
Gas Natural SDG SA	1,090	20,502
Iberdrola SA	16,277	119,373
Red Electrica Corporacion SA	455	22,196

		187,848
THAILAND—0.42%
Glow Energy PCL NVDR	5,500	9,569

		9,569
UNITED KINGDOM—16.81%
Centrica PLC	19,425	93,027
International Power PLC	5,771	31,503
National Grid PLC	13,049	130,060
Severn Trent PLC	866	21,191
SSE PLC	3,617	78,466
United Utilities Group PLC	2,519	24,660

		378,907

TOTAL COMMON STOCKS
(Cost: $2,409,806)		2,176,306

PREFERRED STOCKS—2.76%

BRAZIL—2.42%
Centrais Eletricas Brasileiras SA Class B SP ADR	927	12,932
Companhia Energetica de Minas Gerais SP ADR	1,725	29,394
Companhia Paranaense de Energia Class B SP ADR	601	12,128

		54,454

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

October 31, 2011

GERMANY—0.34%
RWE AG NVS	204	7,725

		7,725

TOTAL PREFERRED STOCKS
(Cost: $64,053)		62,179

SHORT-TERM INVESTMENTS—0.51%

MONEY MARKET FUNDS—0.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(d)(e)(f)	8,949	8,949
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	731	731
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(d)(e)(g)	1,881	1,881

		11,561

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,561)		11,561

TOTAL INVESTMENTS IN SECURITIES—99.81%
(Cost: $2,485,420)		2,250,046
Other Assets, Less Liabilities—0.19%		4,383

NET ASSETS—100.00%		$2,254,429

NVDR - Non-Voting Depositary Receipts

NVS - Non-Voting Shares

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Non-income earning security.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(g)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—99.14%

CHINA—23.57%
Agricultural Bank of China Ltd. Class H	14,056,000	$6,426,117
Air China Ltd. Class H	1,750,000	1,383,773
Alibaba.com Ltd.(a)	937,000	1,116,194
Aluminum Corp. of China Ltd. Class H(a)	2,742,000	1,532,554
Angang New Steel Co. Ltd. Class H	734,000	457,509
Anhui Conch Cement Co. Ltd. Class H(a)	1,165,000	4,335,930
Anta Sports Products Ltd.(a)	603,000	559,901
AviChina Industry & Technology Co. Ltd. Class H	1,152,000	513,319
Bank of China Ltd. Class H	52,233,000	18,969,357
Bank of Communications Co. Ltd. Class H	5,504,100	3,856,060
BBMG Corp. Class H	920,000	821,069
Beijing Capital International Airport Co. Ltd. Class H	1,236,000	561,891
Beijing Enterprises Holdings Ltd.(a)	381,000	2,131,932
Belle International Holdings Ltd.(a)	3,285,000	6,531,925
Bosideng International Holdings Ltd.	1,478,000	414,944
Brilliance China Automotive Holdings Ltd.(a)(b)	1,826,000	2,001,193
BYD Co. Ltd. Class H(a)(b)	385,000	947,006
Chaoda Modern Agriculture (Holdings) Ltd.(a)(c)	1,806,000	255,840
China Agri-Industries Holdings Ltd.(a)	1,174,000	952,505
China BlueChemical Ltd. Class H	2,403,500	1,906,704
China CITIC Bank Corp. Ltd. Class H	5,570,200	3,048,725
China Coal Energy Co. Class H	3,089,000	3,934,348
China Communications Construction Co. Ltd. Class H	3,339,000	2,567,138
China Communications Services Corp. Ltd. Class H	1,426,000	666,630
China Construction Bank Corp. Class H	37,747,390	28,243,701
China COSCO Holdings Co. Ltd. Class H(a)	1,944,500	1,036,733
China Dongxiang (Group) Co. Ltd.(a)	2,194,000	398,395
China Everbright Ltd.	730,000	1,103,696
China Gas Holdings Ltd.(a)	2,204,000	641,473
China High Speed Transmission Equipment Group Co. Ltd.	854,000	545,504
China International Marine Containers Group Co. Ltd. Class B	372,083	452,346
China Life Insurance Co. Ltd. Class H	5,847,000	15,624,630
China Longyuan Power Group Corp. Ltd. Class H	1,546,000	1,304,095
China Mengniu Dairy Co. Ltd.	914,000	2,942,692
China Merchants Bank Co. Ltd. Class H	2,996,993	6,175,388
China Merchants Holdings (International) Co. Ltd.(a)	838,000	2,627,856
China Minsheng Banking Corp. Ltd. Class H	3,009,500	2,484,339
China Mobile Ltd.	4,752,500	45,688,876
China Molybdenum Co. Ltd. Class H	690,000	346,555
China National Building Material Co. Ltd. Class H(a)	2,202,000	2,903,861
China National Materials Co. Ltd. Class H	591,000	304,443
China Oilfield Services Ltd. Class H(a)	1,628,000	2,767,495
China Overseas Land & Investment Ltd.(a)	3,155,760	5,957,945
China Pacific Insurance (Group) Co. Ltd. Class H	1,307,600	4,075,199
China Petroleum & Chemical Corp. Class H	13,570,000	13,002,035
China Railway Construction Corp. Ltd. Class H	1,461,500	884,617
China Railway Group Ltd. Class H	2,935,000	994,082
China Resources Cement Holdings Ltd.(a)	1,338,000	1,085,563
China Resources Enterprise Ltd.(a)	916,000	3,391,500
China Resources Land Ltd.(a)	1,474,000	2,190,594
China Resources Power Holdings Co. Ltd.	1,242,000	2,229,682
China Rongsheng Heavy Industries Group Holdings Ltd(a)	1,324,000	470,604
China Shanshui Cement Group Ltd.	1,169,000	918,339
China Shenhua Energy Co. Ltd. Class H	2,616,500	12,197,978
China Shineway Pharmaceutical Group Ltd.	274,000	388,152
China Shipping Container Lines Co. Ltd. Class H(b)	2,483,000	482,850

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

October 31, 2011

China Shipping Development Co. Ltd. Class H	932,000	672,144
China Southern Airlines Co. Ltd. Class H(a)(b)	1,598,000	911,673
China State Construction International Holdings Ltd.	946,000	744,373
China Taiping Insurance Holdings Co. Ltd.(a)(b)	560,400	1,229,777
China Telecom Corp. Ltd. Class H	10,808,000	6,792,407
China Unicom (Hong Kong) Ltd.	4,602,000	9,553,669
China Vanke Co. Ltd. Class B	876,131	990,654
China Yurun Food Group Ltd.(a)	1,032,000	1,836,734
China Zhongwang Holdings Ltd.(a)	971,200	325,193
Chongqing Rural Commercial Bank Co. Ltd. Class H(a)(b)	1,608,000	724,791
CITIC Pacific Ltd.(a)	917,000	1,691,106
CNOOC Ltd.	13,959,000	27,432,626
COSCO Pacific Ltd.(a)	1,192,000	1,691,673
CSG Holding Co. Ltd.Class B	367,600	318,129
CSR Corp Ltd. Class H(a)	1,375,000	832,260
Datang International Power Generation Co. Ltd. Class H(a)	2,190,000	569,710
Dongfang Electric Corp. Ltd. Class H	394,200	1,236,158
Dongfeng Motor Group Co. Ltd. Class H	2,594,000	4,316,095
Dongyue Group Ltd.	588,000	467,220
ENN Energy Holdings Ltd.(a)	546,000	1,996,961
Evergrande Real Estate Group Ltd.(a)	3,831,000	1,702,118
Fosun International Ltd.(a)	1,834,500	1,053,686
Franshion Properties (China) Ltd.(a)	2,528,000	527,413
GCL-Poly Energy Holdings Ltd.(a)	5,196,000	1,726,424
Geely Automobile Holdings Ltd.(a)	2,535,000	662,724
Golden Eagle Retail Group Ltd.(a)	485,000	1,235,454
GOME Electrical Appliances Holdings Ltd.(a)	7,702,160	2,410,335
Great Wall Motor Co. Ltd. Class H(a)	1,201,500	1,664,925
Greentown China Holdings Ltd.(a)	433,000	281,046
Guangdong Investment Ltd.(a)	1,746,000	1,061,316
Guangzhou Automobile Group Co. Ltd. Class H	1,716,855	1,740,071
Guangzhou R&F Properties Co. Ltd. Class H(a)	663,600	657,190
Hengan International Group Co. Ltd.(a)	567,500	4,977,044
Hengdeli Holdings Ltd.	1,460,000	667,482
Hidili Industry International Development Ltd.(a)	593,000	252,779
Huabao International Holdings Ltd.(a)	1,385,000	891,822
Huaneng Power International Inc. Class H	2,382,000	1,092,070
Industrial and Commercial Bank of China Ltd. Class H	47,687,350	30,338,121
Inner Mongolia Yitai Coal Co. Ltd. Class B	425,135	2,368,002
Intime Department Store Group Co. Ltd.	629,000	912,111
Jiangsu Expressway Co. Ltd. Class H	792,000	691,534
Jiangxi Copper Co. Ltd. Class H	1,510,000	3,753,123
Kingboard Chemical Holdings Co. Ltd.(a)	442,000	1,536,896
Kunlun Energy Co. Ltd.	2,286,000	3,256,041
KWG Property Holdings Ltd.(a)	798,500	351,690
Lee & Man Paper Manufacturing Ltd.(a)	1,101,000	460,818
Lenovo Group Ltd.(a)	4,546,000	3,108,726
Li Ning Co. Ltd.(a)	506,500	487,258
Longfor Properties Co. Ltd.(a)	1,722,000	2,244,255
Lonking Holdings Ltd.(a)	1,209,000	487,337
Maanshan Iron & Steel Co. Ltd. Class H(a)	1,046,000	317,909
Metallurgical Corp. of China Ltd. Class H(a)	2,110,000	464,662
Minmetals Resources Ltd.(a)(b)	864,000	443,961
Parkson Retail Group Ltd.(a)	1,020,500	1,314,231
PetroChina Co. Ltd. Class H	16,824,000	22,229,780
PICC Property and Casualty Co. Ltd. Class H	2,492,000	3,530,200
Ping An Insurance (Group) Co. of China Ltd. Class H	1,350,000	10,205,409
Poly (Hong Kong) Investments Ltd.(a)	1,362,000	698,102
Renhe Commercial Holdings Co. Ltd.(a)	8,230,000	1,176,471
Sany Heavy Equipment International Holdings Co. Ltd.(a)	551,000	492,458
Semiconductor Manufacturing International Corp.(a)(b)	13,911,000	779,303
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,136,000	1,195,250
Shanghai Electric Group Co. Ltd. Class H	3,326,000	1,490,596

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

October 31, 2011

Shanghai Industrial Holdings Ltd.(a)	388,000	1,289,169
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	267,300	323,166
Shimao Property Holdings Ltd.(a)	1,193,500	1,186,583
Shougang Fushan Resources Group Ltd.	2,018,000	847,222
Shui On Land Ltd.(a)	1,825,800	576,073
Sihuan Pharmaceutical Holdings Group Ltd.	1,272,000	547,132
Sino-Ocean Land Holdings Ltd.(a)	2,555,000	1,154,932
Sinofert Holdings Ltd.(a)	1,582,000	529,710
Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,238,000	835,827
Sinopharm Group Co. Ltd. Class H(a)	610,800	1,683,338
Skyworth Digital Holdings Ltd.(a)	1,208,000	651,838
SOHO China Ltd.(a)	3,776,000	2,732,919
Tencent Holdings Ltd.(a)	820,500	19,347,527
Tingyi (Cayman Islands) Holding Corp.(a)	1,868,000	5,364,636
Tsingtao Brewery Co. Ltd. Class H	302,000	1,553,754
Want Want China Holdings Ltd.(a)	4,566,000	4,280,809
Weichai Power Co. Ltd. Class H(a)	295,000	1,510,142
Wumart Stores Inc. Class H	366,000	743,784
Yanzhou Coal Mining Co. Ltd. Class H	1,740,000	4,492,853
Yuexiu Property Co. Ltd.(a)	3,656,000	574,413
Zhaojin Mining Industry Co. Ltd. Class H	604,000	1,085,878
Zhejiang Expressway Co. Ltd. Class H	1,056,000	700,373
Zhuzhou CSR Times Electric Co. Ltd. Class H(a)	294,000	703,480
Zijin Mining Group Co. Ltd. Class H	4,656,000	2,020,698
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H(a)	913,540	1,352,957
ZTE Corp. Class H	460,400	1,331,099

		468,445,590
HONG KONG—11.37%
Agile Property Holdings Ltd.(a)	1,460,000	1,348,126
AIA Group Ltd.	6,463,000	20,059,021
ASM Pacific Technology Ltd.	135,700	1,509,040
Bank of East Asia Ltd. (The)	1,403,400	5,205,141
BOC Hong Kong (Holdings) Ltd.	3,105,000	7,509,581
Cathay Pacific Airways Ltd.	866,000	1,594,823
Cheung Kong (Holdings) Ltd.	1,095,000	13,791,500
Cheung Kong Infrastructure Holdings Ltd.	263,000	1,420,844
CLP Holdings Ltd.	1,462,500	13,099,404
Country Garden Holdings Co. Ltd.(a)	2,793,000	1,125,833
Esprit Holdings Ltd.	917,800	1,347,446
Foxconn International Holdings Ltd.(b)	1,479,000	1,005,682
Galaxy Entertainment Group Ltd.(b)	810,000	1,683,632
Hang Lung Group Ltd.	754,000	4,631,784
Hang Lung Properties Ltd.	1,832,000	6,771,204
Hang Seng Bank Ltd.	539,900	7,036,430
Henderson Land Development Co. Ltd.	746,000	4,135,905
Hong Kong and China Gas Co. Ltd. (The)	3,575,240	8,121,988
Hong Kong Exchanges and Clearing Ltd.	866,000	14,955,647
Hopewell Holdings Ltd.	264,000	690,174
Hutchison Whampoa Ltd.	1,620,000	15,073,406
Hysan Development Co. Ltd.	907,000	3,206,330
Kerry Properties Ltd.	435,000	1,616,194
Li & Fung Ltd.	4,406,000	8,624,752
Lifestyle International Holdings Ltd.	834,500	2,267,605
Link REIT (The)	2,591,500	8,960,950
MTR Corp. Ltd.	919,000	2,994,295
New World Development Co. Ltd.	1,551,000	1,663,854
Nine Dragons Paper (Holdings) Ltd.(a)	1,236,000	859,549
NWS Holdings Ltd.	1,212,500	1,858,178
Orient Overseas International Ltd.	138,500	637,653
PCCW Ltd.	2,096,000	847,578
Power Assets Holdings Ltd.	1,023,000	7,819,066

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

October 31, 2011

Sands China Ltd.(b)	1,765,200	5,433,133
Shangri-La Asia Ltd.	1,598,333	3,256,359
Sino Land Co. Ltd.(a)	1,732,000	2,779,230
SJM Holdings Ltd.	1,095,000	1,929,118
Sun Hung Kai Properties Ltd.	1,095,000	15,286,285
Swire Pacific Ltd. Class A	547,500	6,384,562
Wharf (Holdings) Ltd. (The)	1,098,000	5,938,957
Wheelock and Co. Ltd.	1,110,000	3,302,125
Wing Hang Bank Ltd.	221,500	2,025,306
Wynn Macau Ltd.	1,382,800	3,962,305
Yue Yuen Industrial (Holdings) Ltd.	730,500	2,097,894

		225,867,889
INDIA—10.07%
ACC Ltd.	35,499	871,200
Adani Enterprises Ltd.	158,181	1,552,412
Aditya Birla Nuvo Ltd.	20,809	384,707
Ambuja Cements Ltd.	408,948	1,304,233
Asian Paints Ltd.	20,981	1,361,341
Axis Bank Ltd.	160,371	3,818,177
Axis Bank Ltd. SP GDR(d)	15,330	361,635
Bajaj Auto Ltd.	59,391	2,109,878
Bank of India	70,084	478,909
Bharat Heavy Electricals Ltd.	466,500	3,044,536
Bharat Petroleum Corp. Ltd.	56,285	719,644
Canara Bank Ltd.	52,469	503,086
Cipla Ltd.	261,574	1,586,795
Coal India Ltd.	368,160	2,510,096
Dabur India Ltd.	289,133	601,482
DLF Ltd.	324,581	1,614,073
Dr. Reddy’s Laboratories Ltd.	27,027	927,282
Dr. Reddy’s Laboratories Ltd. SP ADR	80,791	2,678,222
GAIL (India) Ltd.	296,639	2,576,212
GMR Infrastructure Ltd.(b)	707,271	403,055
HCL Technologies Ltd.	109,741	1,000,053
HDFC Bank Ltd.	776,858	7,817,238
HDFC Bank Ltd. SP ADR	164,884	5,220,227
Hero Motocorp Ltd.	57,446	2,573,361
Hindalco Industries Ltd.	771,532	2,154,015
Hindustan Unilever Ltd.	669,824	5,169,316
Housing Development & Infrastructure Ltd.(b)	146,959	301,040
Housing Development Finance Corp. Ltd.	839,290	11,872,778
ICICI Bank Ltd.	482,165	9,220,001
ICICI Bank Ltd. SP ADR	107,579	3,997,636
Indiabulls Real Estate Ltd.	220,191	338,912
IndusInd Bank Ltd.	65,352	384,771
Infosys Ltd.	289,625	17,114,907
Infosys Ltd. SP ADR	77,150	4,520,218
Infrastructure Development Finance Co. Ltd.	691,862	1,882,569
ITC Ltd.	1,744,246	7,634,994
Jaiprakash Associates Ltd.	735,629	1,170,027
Jindal Steel & Power Ltd.	276,748	3,197,137
JSW Steel Ltd.	59,639	800,371
Kotak Mahindra Bank Ltd.	184,908	1,945,720
Larsen & Toubro Ltd.	93,990	2,727,631
Larsen & Toubro Ltd. SP GDR(d)	92,886	2,584,089
LIC Housing Finance Ltd.	204,601	983,194
Lupin Ltd.	109,300	1,055,403
Mahindra & Mahindra Ltd.	165,087	2,933,731
Mahindra & Mahindra Ltd. SP GDR	81,896	1,450,378
Maruti Suzuki India Ltd.	47,145	1,089,481
Mundra Port and Special Economic Zone Ltd.	280,179	943,328

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

October 31, 2011

NTPC Ltd.	459,810	1,692,596
Oil & Natural Gas Corp. Ltd.	551,379	3,143,862
Piramal Healthcare Ltd.	46,883	348,096
Power Grid Corp. of India Ltd.	876,432	1,887,132
Ranbaxy Laboratories Ltd.	87,965	906,927
Ranbaxy Laboratories Ltd. SP GDR(a)(d)	18,250	187,975
Reliance Capital Ltd.	75,848	576,551
Reliance Communications Ltd.	411,098	674,118
Reliance Industries Ltd.	885,156	15,951,713
Reliance Industries Ltd. SP GDR(a)(e)	89,914	3,254,887
Reliance Infrastructure Ltd.	85,199	812,361
Reliance Power Ltd.(b)	427,785	838,966
Rural Electrification Corp. Ltd.	206,500	765,655
Satyam Computer Services Ltd.(b)	425,020	619,703
Sesa Goa Ltd.	238,352	1,014,936
Shriram Transport Finance Co. Ltd.	83,344	1,050,037
Siemens Ltd.	41,984	737,080
State Bank of India	27,145	1,062,666
State Bank of India SP GDR	15,125	1,191,850
Steel Authority of India Ltd.	255,967	589,783
Sterlite Industries (India) Ltd.	605,655	1,583,944
Sterlite Industries (India) Ltd. SP ADR(a)	109,615	1,131,227
Sun Pharmaceuticals Industries Ltd.	230,381	2,386,604
Suzlon Energy Ltd.(b)	556,469	440,536
Tata Consultancy Services Ltd.	363,688	8,333,568
Tata Motors Ltd.	777,187	3,167,322
Tata Motors Ltd. SP ADR	134,776	2,702,259
Tata Power Co. Ltd.	727,080	1,499,850
Tata Steel Ltd.	216,673	2,148,264
Titan Industries Ltd.	108,462	484,008
Ultratech Cement Ltd.	46,005	1,088,928
Unitech Ltd.(b)	1,038,075	638,471
United Phosphorus Ltd.	156,508	470,858
United Spirits Ltd.	60,630	1,093,133
Wipro Ltd.	171,306	1,289,676
Wipro Ltd. SP ADR	195,519	2,045,129
Zee Entertainment Enterprises Ltd.	288,356	721,852

		200,022,024
INDONESIA—3.98%
PT Adaro Energy Tbk	8,639,500	1,976,276
PT Aneka Tambang Tbk	2,320,500	469,212
PT Astra Agro Lestari Tbk	411,000	995,871
PT Astra International Tbk	1,718,000	13,390,794
PT Bank Central Asia Tbk	9,816,500	8,982,056
PT Bank Danamon Indonesia Tbk	3,316,546	1,863,860
PT Bank Mandiri Tbk	7,923,051	6,399,301
PT Bank Negara Indonesia (Persero) Tbk	4,160,915	1,891,859
PT Bank Rakyat Indonesia Tbk	9,872,000	7,527,365
PT Bumi Resources Tbk	12,874,000	3,417,554
PT Charoen Pokphand Indonesia Tbk	4,487,500	1,356,008
PT Gudang Garam Tbk	349,000	2,310,240
PT Indo Tambangraya Megah Tbk	182,500	920,489
PT Indocement Tunggal Prakarsa Tbk	1,503,000	2,775,945
PT Indofood Sukses Makmur Tbk	4,704,000	2,789,720
PT Indosat Tbk	184,000	111,200
PT International Nickel Indonesia Tbk	2,603,000	1,073,251
PT Kalbe Farma Tbk	2,200,500	863,794
PT Perusahaan Gas Negara Tbk	7,969,000	2,655,583
PT Semen Gresik (Persero) Tbk	2,834,000	3,041,288
PT Tambang Batubara Bukit Asam Tbk	914,000	1,894,595
PT Telekomunikasi Indonesia Tbk	7,140,000	5,968,483

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

October 31, 2011

PT Unilever Indonesia Tbk	986,000	1,743,112
PT United Tractors Tbk	1,518,843	4,220,676
PT XL Axiata Tbk	649,500	366,846

		79,005,378
MALAYSIA—4.58%
AirAsia Bhd	1,039,900	1,321,907
Alliance Financial Group Bhd	865,500	993,012
AMMB Holdings Bhd	1,223,000	2,379,827
Axiata Group Bhd	2,015,700	3,206,198
Berjaya Corp. Bhd	1,907,400	646,576
Berjaya Sports Toto Bhd	482,700	671,815
British American Tobacco (Malaysia) Bhd	87,500	1,320,486
Bursa Malaysia Bhd	244,500	541,120
CIMB Group Holdings Bhd	3,878,700	9,570,326
DiGi.Com Bhd	241,100	2,491,157
Gamuda Bhd	1,185,800	1,314,120
Genting Bhd	1,550,600	5,438,219
Genting Malaysia Bhd	2,142,900	2,689,102
Genting Plantations Bhd	165,000	395,290
Hong Leong Bank Bhd	409,000	1,413,103
Hong Leong Financial Group Bhd	112,400	437,437
IJM Corp. Bhd	772,100	1,434,475
IOI Corp. Bhd	2,727,400	4,667,161
Kuala Lumpur Kepong Bhd	347,800	2,387,441
Lafarge Malayan Cement Bhd	329,700	761,921
Malayan Banking Bhd	2,712,000	7,389,935
Malaysia Airports Holdings Bhd	310,800	641,253
Malaysia Marine and Heavy Engineering Holdings Bhd	310,400	637,392
Maxis Communications Bhd	1,898,900	3,311,315
MISC Bhd	1,077,200	2,457,758
MMC Corp. Bhd	567,700	499,606
Parkson Holdings Bhd	403,300	736,141
Petronas Chemicals Group Bhd	1,825,300	3,837,414
Petronas Dagangan Bhd	124,200	659,863
Petronas Gas Bhd	543,100	2,318,973
PLUS Expressways Bhd	1,144,300	1,648,568
PPB Group Bhd	365,000	2,029,628
Public Bank Bhd Foreign	843,100	3,490,016
RHB Capital Bhd	404,000	1,013,950
Sime Darby Bhd	2,051,000	5,949,772
SP Setia Bhd	764,900	957,372
Telekom Malaysia Bhd	813,800	1,124,678
Tenaga Nasional Bhd	2,230,200	4,347,000
UEM Land Holdings Bhd(b)	717,300	516,699
UMW Holdings Bhd	279,300	603,572
YTL Corp. Bhd	3,020,900	1,467,125
YTL Power International Bhd	2,206,100	1,373,419

		91,092,142
PHILIPPINES—0.95%
Aboitiz Equity Ventures Inc.	681,200	654,278
Aboitiz Power Corp.	392,900	273,238
Alliance Global Group Inc.	512,500	127,419
Ayala Corp.	249,648	1,794,116
Ayala Land Inc.	2,563,000	971,457
Banco de Oro Unibank Inc.	1,251,320	1,652,382
Bank of the Philippine Islands	2,345,234	3,217,924
Energy Development Corp.	12,905,700	1,846,482
Globe Telecom Inc.	2,500	53,301
Jollibee Foods Corp.	855,660	1,818,290

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

October 31, 2011

Manila Electric Co.	346,960	1,969,376
Metropolitan Bank & Trust Co.	1,398,036	2,342,903
Philippine Long Distance Telephone Co.	13,335	750,651
SM Investments Corp.	64,540	843,175
SM Prime Holdings Inc.	1,653,600	504,206

		18,819,198
SINGAPORE—7.01%
Ascendas Real Estate Investment Trust	1,685,535	2,760,523
CapitaLand Ltd.	1,461,500	3,187,581
CapitaMall Trust Management Ltd.(a)	2,557,800	3,831,489
CapitaMalls Asia Ltd.	347,000	378,409
City Developments Ltd.	406,000	3,538,755
ComfortDelGro Corp. Ltd.	1,177,000	1,316,450
COSCO Corp. (Singapore) Ltd.(a)	1,664,000	1,355,980
DBS Group Holdings Ltd.	1,197,500	11,824,798
Fraser and Neave Ltd.	940,000	4,626,029
Genting Singapore PLC(b)	5,946,600	8,242,671
Global Logistic Properties Ltd.(b)	730,000	1,026,444
Golden Agri-Resources Ltd.	7,002,707	3,636,462
Hutchison Port Holdings Trust	3,627,371	2,430,339
Jardine Cycle & Carriage Ltd.	69,000	2,508,189
Keppel Corp. Ltd.(a)	1,345,600	10,201,921
Keppel Land Ltd.	157,000	351,202
Neptune Orient Lines Ltd.(a)	763,000	694,911
Noble Group Ltd.	3,092,364	3,841,676
Olam International Ltd.	1,183,000	2,410,042
Oversea-Chinese Banking Corp. Ltd.	1,891,000	12,796,013
SembCorp Industries Ltd.	1,347,000	4,509,012
SembCorp Marine Ltd.(a)	1,260,000	4,247,983
Singapore Airlines Ltd.	377,000	3,529,951
Singapore Exchange Ltd.	615,000	3,316,490
Singapore Press Holdings Ltd.	737,000	2,296,317
Singapore Technologies Engineering Ltd.	1,222,000	2,762,850
Singapore Telecommunications Ltd.	6,018,000	15,337,078
StarHub Ltd.	103,000	232,052
United Overseas Bank Ltd.	947,000	12,975,194
UOL Group Ltd.	762,000	2,721,211
Wilmar International Ltd.	1,324,000	5,785,955
Yangzijiang Shipbuilding (Holdings) Ltd.	944,000	712,695

		139,386,672
SOUTH KOREA—20.06%
AmorePacific Corp.(a)	2,424	2,747,287
BS Financial Group Inc.(b)	144,510	1,623,488
Celltrion Inc.	51,745	1,760,320
Cheil Industries Inc.	36,141	3,248,189
CJ CheilJedang Corp.	5,598	1,555,842
Daelim Industrial Co. Ltd.	21,459	1,897,656
Daewoo Engineering & Construction Co. Ltd.(b)	85,690	800,299
Daewoo International Corp.(a)	24,580	727,508
Daewoo Securities Co. Ltd.	99,100	974,725
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	71,940	1,814,404
DGB Financial Group Inc.(b)	105,950	1,333,696
Dongbu Insurance Co. Ltd.	31,400	1,335,959
Dongkuk Steel Mill Co. Ltd.	26,590	629,839
Doosan Corp.	8,145	1,047,340
Doosan Heavy Industries & Construction Co. Ltd.	36,329	1,966,919
Doosan Infracore Co. Ltd.(a)(b)	80,590	1,410,798
E-Mart Co. Ltd.(b)	16,020	4,184,976
GS Engineering & Construction Corp.	27,444	2,436,825

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

October 31, 2011

GS Holdings Corp.	38,328	2,258,454
Hana Financial Group Inc.	175,200	6,379,101
Hanjin Heavy Industries & Construction Co. Ltd.(b)	24,600	446,183
Hanjin Shipping Co., Ltd.	47,850	479,277
Hankook Tire Co. Ltd.	56,200	2,271,936
Hanwha Chemical Corp.	62,850	1,673,051
Hanwha Corp.	37,000	1,322,144
Honam Petrochemical Corp.	11,027	3,064,714
Hynix Semiconductor Inc.	397,370	8,193,381
Hyosung Corp.	18,881	1,105,736
Hyundai Department Store Co. Ltd.	10,801	1,569,176
Hyundai Development Co.	46,110	971,547
Hyundai Engineering & Construction Co. Ltd.	51,346	3,331,328
Hyundai Glovis Co. Ltd.	8,462	1,603,519
Hyundai Heavy Industries Co. Ltd.	32,712	8,929,237
Hyundai Hysco Co. Ltd.	22,640	893,792
Hyundai Merchant Marine Co. Ltd.	36,790	962,741
Hyundai Mipo Dockyard Co. Ltd.	8,662	961,402
Hyundai Mobis Co. Ltd.	53,449	15,578,440
Hyundai Motor Co.(a)	121,629	24,914,080
Hyundai Securities Co. Ltd.	98,840	867,816
Hyundai Steel Co.	42,851	3,963,389
Hyundai Wia Corp.(b)	8,541	1,125,235
Industrial Bank of Korea	129,770	1,738,932
Kangwon Land Inc.	70,240	1,888,785
KB Financial Group Inc.	286,642	11,225,648
KCC Corp.	3,214	790,304
Kia Motors Corp.(a)	186,193	12,147,405
Korea Electric Power Corp.(b)	204,530	4,632,470
Korea Exchange Bank	230,330	1,727,163
Korea Gas Corp.	21,150	720,459
Korea Investment Holdings Co. Ltd.	33,720	1,139,518
Korea Kumho Petrochemical Co. Ltd.	7,697	1,330,063
Korea Life Insurance Co. Ltd.	151,640	857,952
Korea Zinc Co. Ltd.	6,311	1,873,596
Korean Air Lines Co. Ltd.	30,716	1,385,851
KP Chemical Corp.	33,620	485,400
KT Corp.	1,390	46,973
KT Corp. SP ADR	148,600	2,478,648
KT&G Corp.	85,879	5,385,842
LG Chem Ltd.(a)	36,367	11,945,125
LG Corp.	73,874	4,406,309
LG Display Co. Ltd.	184,010	3,794,106
LG Electronics Inc.(a)	75,018	5,056,709
LG Household & Health Care Ltd.	7,085	3,215,805
LG Innotek Co. Ltd.	7,797	523,459
LG Uplus Corp.	210,360	1,268,006
Lotte Confectionery Co. Ltd.	480	753,221
Lotte Shopping Co. Ltd.	7,733	2,805,149
LS Corp.	13,178	952,498
LS Industrial Systems Co. Ltd.(a)	11,173	558,549
Mando Corp.	9,375	1,636,945
Mirae Asset Securities Co. Ltd.	22,710	735,688
NCsoft Corp.	11,721	3,717,679
NHN Corp.(b)	31,837	6,693,757
OCI Co. Ltd.(a)	12,280	2,581,880
POSCO	51,576	18,104,191
S-Oil Corp.	34,537	3,661,882
S1 Corp.	12,687	664,001
Samsung C&T Corp.	96,250	6,044,938
Samsung Card Co. Ltd.	34,158	1,293,023
Samsung Electro-Mechanics Co. Ltd.(a)	47,268	3,642,562
Samsung Electronics Co. Ltd.	87,016	76,007,479

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

October 31, 2011

Samsung Electronics Co. Ltd. SP GDR	1,839	791,322
Samsung Engineering Co. Ltd.	23,095	4,793,223
Samsung Fire & Marine Insurance Co. Ltd.	28,158	6,047,287
Samsung Heavy Industries Co. Ltd.(a)	124,280	3,885,853
Samsung Life Insurance Co. Ltd.(e)	42,585	3,335,479
Samsung SDI Co. Ltd.	26,682	3,274,456
Samsung Securities Co. Ltd.	39,163	2,067,348
Samsung Techwin Co. Ltd.	30,085	1,637,002
Seoul Semiconductor Co. Ltd.	27,120	565,306
Shinhan Financial Group Co. Ltd.	321,320	12,946,163
Shinhan Financial Group Co. Ltd. SP ADR	19,500	1,552,200
Shinsegae Co. Ltd.	5,696	1,444,302
SK C&C Co. Ltd.	10,877	1,491,882
SK Energy Co. Ltd.	46,882	7,212,941
SK Holdings Co. Ltd.	19,641	2,667,362
SK Networks Co. Ltd.	91,700	935,039
SK Telecom Co. Ltd.	5,235	699,134
SK Telecom Co. Ltd. SP ADR	143,588	2,123,666
STX Pan Ocean Co. Ltd.	125,040	834,954
Woongjin Coway Co. Ltd.	41,300	1,438,531
Woori Finance Holdings Co. Ltd.	296,660	2,904,495
Woori Investment & Securities Co. Ltd.	71,980	808,655
Yuhan Corp.(a)	6,959	769,245

		398,505,564
TAIWAN—15.04%
Acer Inc.	2,020,000	2,342,871
Advanced Semiconductor Engineering Inc.	3,322,305	2,992,717
Advanced Semiconductor Engineering Inc. SP ADR(a)	355,275	1,570,316
Advantech Co. Ltd.	182,000	501,263
Asia Cement Corp.	1,483,760	1,810,189
ASUSTeK Computer Inc.	522,100	3,673,442
AU Optronics Corp.	5,955,580	2,617,684
Capital Securities Corp.	1,302,500	507,191
Catcher Technology Co. Ltd.	382,000	2,170,600
Cathay Financial Holding Co. Ltd.	5,373,060	6,492,283
Chang Hwa Commercial Bank Ltd.	3,012,460	1,973,535
Cheng Shin Rubber Industry Co. Ltd.	1,172,600	2,708,291
Cheng Uei Precision Industry Co. Ltd.	367,956	841,239
Chicony Electronics Co. Ltd.	375,675	636,631
Chimei Innolux Corp.(b)	4,115,000	1,678,020
China Airlines Ltd.	1,988,000	1,013,336
China Development Financial Holding Corp.	7,051,252	2,267,299
China Life Insurance Co. Ltd.	1,181,355	1,332,667
China Motor Co. Ltd.	369,000	358,294
China Petrochemical Development Corp.	1,313,800	1,545,750
China Steel Corp.	8,766,050	8,760,776
Chinatrust Financial Holding Co. Ltd.	7,432,941	4,956,453
Chunghwa Picture Tubes Ltd.(b)	3,896,000	239,610
Chunghwa Telecom Co. Ltd.	2,920,410	9,810,188
Chunghwa Telecom Co. Ltd. SP ADR	80,322	2,701,229
Clevo Co.	365,000	649,041
CMC Magnetics Corp.(b)	2,191,000	441,598
Compal Electronics Inc.	3,285,000	3,052,443
Coretronic Corp.	503,000	384,168
Delta Electronics Inc.	1,460,000	3,479,444
E Ink Holdings Inc.	594,000	1,230,965
E.Sun Financial Holding Co. Ltd.	2,726,914	1,371,751
Epistar Corp.	579,000	1,087,633
Eternal Chemical Co. Ltd.	524,350	435,527
EVA Airways Corp.	1,369,400	1,004,691
Evergreen International Storage & Transport Corp.	424,000	256,514

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

October 31, 2011

Evergreen Marine Corp. Ltd.	1,129,095	626,478
Everlight Electronics Co. Ltd.	365,000	683,201
Far Eastern Department Stores Co. Ltd.	657,340	1,019,472
Far Eastern New Century Corp.	2,243,460	2,669,536
Far EasTone Telecommunications Co. Ltd.	1,479,000	2,444,567
Farglory Land Development Co. Ltd.	221,000	378,207
Feng Hsin Iron & Steel Co. Ltd.	365,000	618,541
First Financial Holding Co. Ltd.	4,381,440	2,950,933
Formosa Chemicals & Fibre Corp.	2,220,000	6,492,747
Formosa International Hotels Corp.	18,300	270,971
Formosa Petrochemical Corp.	858,000	2,712,975
Formosa Plastics Corp.	3,118,000	9,275,419
Formosa Taffeta Co. Ltd.	449,000	419,465
Foxconn Technology Co. Ltd.	527,850	1,870,182
Fubon Financial Holding Co. Ltd.	3,742,697	4,459,762
Giant Manufacturing Co. Ltd.	207,000	809,513
HannStar Display Corp.(b)	3,905,000	228,416
Highwealth Construction Corp.	365,000	639,281
Hiwin Technologies Corp.	113,610	1,044,279
Hon Hai Precision Industry Co. Ltd.	6,536,300	18,198,870
Hon Hai Precision Industry Co. Ltd. SP GDR(d)	314,416	1,754,441
HTC Corp.	575,450	13,194,689
Hua Nan Financial Holdings Co. Ltd.	3,321,360	2,192,555
Inotera Memories Inc.(b)	1,705,000	255,881
Inventec Corp.	1,656,000	603,329
KGI Securities Co. Ltd.	2,060,402	878,071
Kinsus Interconnect Technology Corp.	176,000	617,688
Largan Precision Co. Ltd.	76,000	1,729,928
LCY Chemical Corp.	365,000	624,641
Lite-On Technology Corp.	1,561,415	1,492,629
Macronix International Co. Ltd.	2,477,000	952,119
MediaTek Inc.	820,000	8,715,823
Mega Financial Holding Co. Ltd.	6,016,280	4,695,506
Motech Industries Inc.	215,149	411,342
MStar Semiconductor Inc.	395,367	2,325,844
Nan Kang Rubber Tire Co. Ltd.	383,874	669,771
Nan Ya Plastics Corp.	3,692,000	8,379,130
Nan Ya Printed Circuit Board Corp.	138,510	408,798
Nanya Technology Corp.(b)	1,425,000	142,414
Novatek Microelectronics Corp. Ltd.	384,000	956,214
Pegatron Corp.	1,315,000	1,441,674
Phison Electronics Corp.	81,000	434,538
Pou Chen Corp.	1,597,000	1,238,398
Powerchip Technology Corp.(b)	3,457,000	144,436
Powertech Technology Inc.	527,200	1,303,991
President Chain Store Corp.	427,000	2,397,754
Qisda Corp.	1,243,620	346,258
Quanta Computer Inc.	1,930,000	3,864,129
Realtek Semiconductor Corp.	367,970	623,574
Richtek Technology Corp.	97,000	496,056
Ruentex Development Co. Ltd.	365,000	442,250
Ruentex Industries Ltd.	408,855	836,350
Shin Kong Financial Holding Co. Ltd.(b)	4,536,000	1,434,272
Siliconware Precision Industries Co. Ltd.	2,292,575	2,367,824
Simplo Technology Co. Ltd.	160,500	960,275
Sino-American Silicon Products Inc.	256,398	425,930
SinoPac Financial Holdings Co. Ltd.	4,533,252	1,484,921
Synnex Technology International Corp.	988,000	2,447,049
Tainan Spinning Co. Ltd.	530,530	237,620
Taishin Financial Holdings Co. Ltd.	3,679,600	1,586,565
Taiwan Business Bank Ltd.(b)	1,876,230	622,734
Taiwan Cement Corp.	2,531,000	3,202,031
Taiwan Cooperative Bank Co. Ltd.	3,062,560	2,031,948

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

October 31, 2011

Taiwan Fertilizer Co. Ltd.	550,000	1,437,596
Taiwan Glass Industrial Corp.	630,000	785,447
Taiwan Mobile Co. Ltd.	1,338,000	3,855,057
Taiwan Semiconductor Manufacturing Co. Ltd.	19,432,670	47,805,485
Tatung Co. Ltd.(b)	1,622,000	577,388
Teco Electric and Machinery Co. Ltd.	1,095,000	645,991
TPK Holding Co. Ltd.(b)	71,550	1,219,684
Transcend Information Inc.	117,000	276,486
Tripod Technology Corp.	311,540	822,637
TSRC Corp.	395,100	1,041,961
Tung Ho Steel Enterprise Corp.	504,000	456,528
U-Ming Marine Transport Corp.	468,000	743,031
Uni-President Enterprises Co.	3,062,560	4,278,863
Unimicron Technology Corp.	973,000	1,284,628
United Microelectronics Corp.	9,628,000	4,296,203
Vanguard International Semiconductor Corp.	368,000	132,843
Walsin Lihwa Corp.	2,389,000	814,486
Wan Hai Lines Ltd.	852,100	448,579
Winbond Electronics Corp.(b)	1,838,000	348,334
Wintek Corp.	1,114,038	871,331
Wistron Corp.	1,519,333	1,787,570
WPG Holdings Co. Ltd.	983,240	1,206,127
Yang Ming Marine Transport Corp.	1,132,300	473,085
Young Fast Optoelectronics Co. Ltd.	89,441	262,182
Yuanta Financial Holding Co. Ltd.(b)	6,183,858	3,565,464
Yulon Motor Co. Ltd.	614,000	1,311,405

		298,828,245
THAILAND—2.51%
Advanced Information Service PCL NVDR	481,700	2,044,288
Bangkok Bank PCL Foreign	301,500	1,539,366
Bangkok Bank PCL NVDR	535,625	2,604,096
Bank of Ayudhya PCL NVDR	2,411,900	1,568,716
Banpu PCL NVDR	167,350	3,417,750
BEC World PCL NVDR	1,662,400	2,027,317
Charoen Pokphand Foods PCL NVDR	1,538,600	1,513,582
CP All PCL NVDR	2,563,700	3,918,501
Glow Energy PCL NVDR	499,600	869,223
Indorama Ventures PCL NVDR	825,400	959,611
IRPC PCL NVDR	10,975,300	1,370,574
Kasikornbank PCL Foreign	240,800	982,777
Kasikornbank PCL NVDR	1,187,075	4,786,904
Krung Thai Bank PCL NVDR	4,695,500	2,321,028
PTT Exploration & Production PCL NVDR	978,300	5,122,156
PTT Global Chemical PCL NVDR(b)	977,976	2,083,168
PTT PCL NVDR	558,600	5,558,751
Siam Cement PCL Foreign	156,400	1,886,972
Siam Cement PCL NVDR	100	1,024
Siam Commercial Bank PCL NVDR	823,600	3,147,089
Thai Airways International PCL NVDR	182,700	115,264
Thai Oil PCL NVDR	1,123,400	2,128,067

		49,966,224

TOTAL COMMON STOCKS
(Cost: $2,056,041,774)		1,969,938,926

PREFERRED STOCKS—0.64%

SOUTH KOREA—0.64%
Hyundai Motor Co. Ltd.	16,870	1,080,825

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

October 31, 2011

Hyundai Motor Co. Ltd. Series 2	29,465	2,002,088
LG Chem Ltd.	6,614	763,934
Samsung Electronics Co. Ltd.	15,416	8,902,942

		12,749,789

TOTAL PREFERRED STOCKS
(Cost: $12,806,272)		12,749,789

RIGHTS—0.03%

HONG KONG—0.01%
New World Development Co. Ltd.(b)	769,500	262,611

		262,611
SOUTH KOREA—0.02%
Daewoo Securities Co. Ltd.(b)(c)	46,247	111,424
Hanjin Shipping Co. Ltd.(b)	16,658	54,114
Samsung Securities Co. Ltd.(b)	4,606	48,213
Woori Investment & Securities Co. Ltd.(b)	25,389	54,984

		268,735

TOTAL RIGHTS
(Cost: $0)		531,346

SHORT-TERM INVESTMENTS—5.73%

MONEY MARKET FUNDS—5.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(f)(g)(h)	104,362,662	104,362,662
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(f)(g)(h)	8,522,896	8,522,896
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(f)(g)(i)	1,029,284	1,029,284

		113,914,842

TOTAL SHORT-TERM INVESTMENTS
(Cost: $113,914,842)		113,914,842

TOTAL INVESTMENTS IN SECURITIES—105.54%
(Cost: $2,182,762,888)		2,097,134,903
Other Assets, Less Liabilities—(5.54)%		(110,038,523)

NET ASSETS—100.00%		$1,987,096,380

NVDR - Non-Voting Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

October 31, 2011

(e)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(i)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—98.99%

AUSTRALIA—8.95%
AGL Energy Ltd.	1,744,029	$26,644,731
Alumina Ltd.	9,172,611	14,402,896
Amcor Ltd.	4,517,478	33,645,602
AMP Ltd.	10,814,895	49,109,014
Asciano Group	10,971,702	17,926,267
ASX Ltd.	649,971	21,170,324
Australia and New Zealand Banking Group Ltd.	9,696,897	223,042,283
Bendigo and Adelaide Bank Ltd.	1,304,730	13,095,043
BGP Holdings PLC(a)(b)	33,026,812	4,607
BHP Billiton Ltd.	11,986,758	480,716,112
BlueScope Steel Ltd.	7,506,387	6,729,500
Boral Ltd.	2,737,539	11,414,266
Brambles Ltd.	5,451,138	38,286,028
Caltex Australia Ltd.	519,498	7,330,450
CFS Retail Property Trust	6,346,494	12,254,636
Coca-Cola Amatil Ltd.	2,151,009	28,070,004
Cochlear Ltd.	216,657	13,463,039
Commonwealth Bank of Australia	5,816,223	304,031,620
Computershare Ltd.	1,727,271	13,909,048
Crown Ltd.	1,688,967	14,460,717
CSL Ltd.	2,024,127	61,976,811
Dexus Property Group	17,034,507	15,361,854
Echo Entertainment Group Ltd.(a)	2,535,246	10,059,742
Fairfax Media Ltd.(c)	8,927,226	8,808,351
Fortescue Metals Group Ltd.	4,822,713	24,815,801
Foster’s Group Ltd.	7,293,321	41,242,756
Goodman Group	24,888,024	16,503,102
GPT Group	6,235,173	20,837,912
Harvey Norman Holdings Ltd.	2,312,604	5,324,222
Iluka Resources Ltd.	1,546,524	26,580,725
Incitec Pivot Ltd.	6,208,839	23,055,449
Insurance Australia Group Ltd.	7,922,943	26,478,430
James Hardie Industries SE(a)	1,659,042	10,965,806
Leighton Holdings Ltd.	599,697	13,895,675
Lend Lease Group	1,935,549	16,017,470
Lynas Corp. Ltd.(a)(c)	6,347,691	8,115,176
Macarthur Coal Ltd.	621,243	10,670,960
Macquarie Group Ltd.	1,334,655	35,272,634
MAp Group	1,461,537	5,287,609
Metcash Ltd.	2,879,982	12,741,512
Mirvac Group	12,159,126	16,189,790
National Australia Bank Ltd.	8,094,114	220,697,585
Newcrest Mining Ltd.	2,840,481	101,016,203
OneSteel Ltd.	5,155,479	6,727,741
Orica Ltd.	1,369,368	37,773,625
Origin Energy Ltd.	3,987,207	60,873,002
OZ Minerals Ltd.	1,194,606	14,727,396
Paladin Energy Ltd.(a)	2,811,753	4,474,696
Qantas Airways Ltd.(a)	5,028,597	8,600,170
QBE Insurance Group Ltd.	4,105,710	64,250,340
QR National Ltd.	6,089,139	21,383,511
Ramsay Health Care Ltd.	518,301	10,337,965
Rio Tinto Ltd.	1,619,541	118,920,284
Santos Ltd.	3,277,386	45,063,792
Sims Metal Management Ltd.	626,031	9,205,645
Sonic Healthcare Ltd.	1,420,839	16,642,137

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2011

SP AusNet	5,513,382	5,820,179
Stockland Corp. Ltd.	8,593,263	28,809,806
Suncorp Group Ltd.	4,907,700	44,726,644
Tabcorp Holdings Ltd.	2,481,381	7,739,910
Tatts Group Ltd.	4,857,426	11,956,094
Telstra Corp. Ltd.	16,773,561	55,167,348
Toll Holdings Ltd.	2,500,533	12,919,827
Transurban Group	4,843,062	26,873,044
Wesfarmers Ltd.	3,762,171	129,563,356
Wesfarmers Ltd. Partially Protected	568,178	19,772,127
Westfield Group	8,074,962	65,966,942
Westfield Retail Trust	10,473,750	28,335,934
Westpac Banking Corp.	11,262,573	266,702,416
Woodside Petroleum Ltd.	2,383,227	92,441,448
Woolworths Ltd.	4,561,767	115,235,857
WorleyParsons Ltd.	722,988	21,370,139

		3,414,003,137
AUSTRIA—0.26%
Erste Group Bank AG	696,654	15,158,404
IMMOEAST AG Escrow(a)(b)	1,571,072	219
IMMOFINANZ AG(a)	3,602,970	11,995,678
IMMOFINANZ AG Escrow(a)(b)	1,157,632	161
OMV AG	587,727	20,719,465
Raiffeisen International Bank Holding AG(c)	185,535	5,253,317
Telekom Austria AG	1,290,366	14,812,368
Verbund AG	296,856	8,709,638
Vienna Insurance Group AG	179,550	7,605,748
voestalpine AG	405,783	14,149,647

		98,404,645
BELGIUM—0.93%
Ageas	8,734,509	17,787,016
Anheuser-Busch InBev NV	3,014,046	169,063,434
Bekaert NV(c)	148,428	6,689,051
Belgacom SA	581,742	17,786,181
Colruyt SA	284,886	11,841,293
Delhaize Group SA	374,661	24,738,791
Dexia SA(a)(c)	2,636,991	2,096,502
Groupe Bruxelles Lambert SA	311,220	24,239,555
KBC Groep NV	610,470	13,819,572
Mobistar SA	107,730	6,200,550
Solvay SA	222,642	23,001,766
UCB SA	390,222	17,362,576
Umicore	434,511	18,857,422

		353,483,709
DENMARK—0.98%
A.P. Moller-Maersk A/S Class A	1,203	7,861,242
A.P. Moller-Maersk A/S Class B	5,483	37,700,379
Carlsberg A/S Class B	400,995	27,511,748
Coloplast A/S Class B	92,169	13,571,542
Danske Bank A/S(a)	2,428,713	33,918,029
DSV A/S	780,444	15,902,647
Novo Nordisk A/S Class B	1,589,457	171,322,644
Novozymes A/S Class B	184,338	27,834,188
Pandora A/S(c)	245,385	2,387,336
TDC A/S	1,416,051	11,793,789
TrygVesta A/S	86,184	4,859,623
Vestas Wind Systems A/S(a)(c)	766,080	12,113,157
William Demant Holding A/S(a)(c)	86,184	6,930,779

		373,707,103

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2011

FINLAND—0.92%
Elisa OYJ	509,922	10,860,618
Fortum OYJ	1,665,027	40,943,534
Kesko OYJ Class B	244,188	8,773,683
Kone OYJ Class B	566,181	31,540,973
Metso OYJ	472,815	18,557,825
Neste Oil OYJ	519,498	6,365,571
Nokia OYJ	14,081,508	95,651,077
Nokian Renkaat OYJ	456,057	16,888,668
Orion OYJ Class B	336,357	7,070,099
Outokumpu OYJ(c)	483,588	4,127,990
Pohjola Bank PLC	548,226	6,396,425
Rautaruukki OYJ	308,826	3,329,700
Sampo OYJ Class A	1,545,327	43,043,759
Sanoma OYJ(c)	276,507	3,752,587
Stora Enso OYJ Class R	2,125,872	13,633,828
UPM-Kymmene OYJ	1,911,609	22,610,317
Wartsila OYJ Class B	615,258	18,939,623

		352,486,277
FRANCE—9.31%
Accor SA	544,635	18,045,641
Aeroports de Paris	116,109	9,232,699
Air France-KLM(a)(c)	643,986	4,948,356
Alcatel-Lucent(a)	8,739,297	24,220,667
ALSTOM	758,898	28,685,633
ArcelorMittal	3,201,975	67,125,673
Arkema SA	208,278	14,361,165
AtoS	186,732	9,121,088
AXA	6,539,211	107,352,843
BNP Paribas SA	3,583,818	164,207,526
Bouygues SA(c)	891,784	33,783,231
Bureau Veritas SA	190,323	14,924,296
Cap Gemini SA	553,014	21,381,644
Carrefour SA	2,178,540	58,432,781
Casino Guichard-Perrachon SA	201,096	19,050,784
Christian Dior SA	231,021	32,963,918
CNP Assurances SA	573,363	8,852,971
Compagnie de Saint-Gobain	1,485,477	69,803,738
Compagnie Generale de Geophysique-Veritas(a)	539,847	11,825,523
Compagnie Generale des Etablissements Michelin Class B	687,078	50,485,138
Credit Agricole SA	3,585,015	28,382,137
Danone SA	2,173,752	152,506,978
Dassault Systemes SA	228,627	19,442,650
Edenred SA	581,742	16,633,974
Eiffage SA	155,610	5,343,641
Electricite de France	934,857	28,308,493
Eramet	20,349	3,235,636
Essilor International SA	749,322	54,766,061
Eurazeo	134,447	6,504,360
European Aeronautic Defence and Space Co. NV	1,510,614	45,026,663
Eutelsat Communications	363,888	15,150,390
Fonciere des Regions	88,578	6,597,492
France Telecom SA	6,962,949	126,643,394
GDF Suez	4,659,921	133,340,418
Gecina SA	74,214	7,409,506
Groupe Eurotunnel SA	1,929,564	17,617,607
Icade	79,398	7,200,593

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2011

Iliad SA	70,623	8,331,546
Imerys SA	106,533	6,157,659
JCDecaux SA(a)	239,400	6,466,263
Klepierre	357,903	11,289,473
L’Air Liquide SA	1,059,345	138,522,536
L’Oreal SA	906,129	100,869,316
Lafarge SA	748,125	30,756,699
Lagardere SCA	444,087	12,059,957
Legrand SA	705,033	25,238,437
LVMH Moet Hennessy Louis Vuitton SA	951,615	159,609,266
M6-Metropole Television	191,520	3,317,779
Natixis	3,243,870	10,478,853
Neopost SA	131,670	10,126,639
Pernod Ricard SA	737,352	69,420,921
PPR SA	292,068	45,992,779
PSA Peugeot Citroen SA	664,335	14,709,998
Publicis Groupe SA	462,042	22,578,512
Renault SA	790,020	33,547,936
Safran SA	615,258	20,312,682
Sanofi	4,173,939	302,501,113
Schneider Electric SA	1,829,016	108,804,855
SCOR SE	623,637	14,709,138
SES SA Class A FDR	1,144,332	29,528,100
Societe BIC SA	118,503	10,672,640
Societe Generale	2,383,227	70,139,005
Societe Television Francaise 1	424,935	5,788,892
Sodexo	349,524	25,501,954
STMicroelectronics NV	2,529,261	17,639,058
Suez Environnement SA	1,027,026	16,251,658
Technip SA	373,464	35,796,753
Thales SA	349,524	12,468,218
Total SA	7,936,110	418,584,864
Unibail-Rodamco SE	329,175	66,344,729
Vallourec SA	414,162	25,406,054
Veolia Environnement	1,353,807	19,402,171
Vinci SA	1,645,875	81,955,254
Vivendi SA	4,686,255	106,216,263
Wendel	123,291	9,279,296

		3,549,692,574
GERMANY—7.67%
Adidas AG	781,641	55,776,287
Allianz SE Registered	1,694,952	191,990,019
Axel Springer AG	147,231	6,012,873
BASF SE	3,427,011	254,247,813
Bayer AG Registered	3,093,048	199,725,025
Bayerische Motoren Werke AG	1,299,942	107,085,127
Beiersdorf AG	381,843	22,254,456
Brenntag AG	122,094	12,431,654
Celesio AG	343,539	5,481,682
Commerzbank AG(a)	13,605,102	33,834,899
Continental AG(a)	320,796	24,247,102
Daimler AG Registered	3,432,996	177,168,602
Deutsche Bank AG Registered	3,476,088	147,126,072
Deutsche Boerse AG(a)	715,034	39,893,158
Deutsche Lufthansa AG Registered	916,902	12,625,245
Deutsche Post AG Registered	3,089,457	47,443,990
Deutsche Telekom AG Registered	10,484,523	134,451,271
E.ON AG	6,759,459	165,085,839
Fraport AG	129,276	8,248,468
Fresenius Medical Care AG & Co. KGaA	778,050	57,267,251
Fresenius SE & Co. KGaA	422,541	42,027,255

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2011

GEA Group AG	635,607	17,699,856
Hannover Rueckversicherung AG Registered	219,051	10,954,857
HeidelbergCement AG	525,483	24,172,472
Henkel AG & Co. KGaA	488,376	24,127,627
Hochtief AG	158,004	11,634,065
Infineon Technologies AG	4,117,680	37,498,250
K+S AG	641,592	41,160,562
Kabel Deutschland Holding AG(a)	335,160	19,288,264
LANXESS AG	316,008	18,772,299
Linde AG	627,228	100,564,836
MAN SE	237,006	21,186,604
Merck KGaA	240,597	22,685,515
METRO AG	477,603	22,442,942
Muenchener Rueckversicherungs-Gesellschaft AG Registered	697,851	94,863,872
QIAGEN NV(a)	890,568	12,508,588
RWE AG	1,624,329	70,109,395
Salzgitter AG	144,837	8,270,640
SAP AG	3,429,405	208,672,853
Siemens AG Registered	3,059,532	325,263,762
Suedzucker AG	232,218	6,865,008
ThyssenKrupp AG	1,439,991	41,887,236
TUI AG(a)	572,166	3,785,183
United Internet AG Registered(d)	441,693	8,788,283
Volkswagen AG	126,882	20,139,747
Wacker Chemie AG(c)	58,653	5,981,068

		2,923,747,872
GREECE—0.14%
Alpha Bank AE(a)(c)	2,019,354	2,788,428
Bank of Cyprus Public Co. Ltd.(c)	2,976,548	4,151,687
Coca-Cola Hellenic Bottling Co. SA(a)	619,333	12,309,795
EFG Eurobank Ergasias SA(a)(c)	1,415,180	1,342,247
Hellenic Telecommunications Organization SA	138,660	773,611
Hellenic Telecommunications Organization SA SP ADR	2,164,664	6,039,413
National Bank of Greece SA(a)(c)	1,198,465	2,875,183
National Bank of Greece SA SP ADR(a)(c)	14,211,530	7,694,122
OPAP SA	839,846	9,839,900
Public Power Corp. SA	438,962	3,802,159

		51,616,545
HONG KONG—2.76%
AIA Group Ltd.	30,403,800	94,363,372
ASM Pacific Technology Ltd.(c)	627,400	6,976,947
Bank of East Asia Ltd. (The)(c)	5,506,240	20,422,371
BOC Hong Kong (Holdings) Ltd.	12,568,500	30,397,480
Cathay Pacific Airways Ltd.(c)	2,679,000	4,933,638
Cheung Kong (Holdings) Ltd.	5,985,000	75,380,940
Cheung Kong Infrastructure Holdings Ltd.	1,197,000	6,466,729
CLP Holdings Ltd.	7,182,000	64,328,152
Esprit Holdings Ltd.(c)	4,309,218	6,326,476
Foxconn International Holdings Ltd.(a)(c)	7,528,000	5,118,846
Galaxy Entertainment Group Ltd.(a)(c)	4,788,000	9,952,134
Hang Lung Group Ltd.(c)	2,416,000	14,841,365
Hang Lung Properties Ltd.	9,576,000	35,393,587
Hang Seng Bank Ltd.(c)	2,633,400	34,320,680
Henderson Land Development Co. Ltd.	4,788,000	26,545,190
Hong Kong and China Gas Co. Ltd. (The)	19,700,522	44,754,309
Hong Kong Exchanges and Clearing Ltd.(c)	3,591,000	62,015,853
Hopewell Holdings Ltd.	921,500	2,409,073
Hutchison Whampoa Ltd.	8,407,000	78,223,535
Hysan Development Co. Ltd.	1,197,000	4,231,507

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2011

Kerry Properties Ltd.	2,396,000	8,902,073
Li & Fung Ltd.(c)	21,546,400	42,177,113
Lifestyle International Holdings Ltd.(c)	773,500	2,101,848
Link REIT (The)(c)	7,780,500	26,903,596
MTR Corp. Ltd.(c)	6,583,500	21,450,425
New World Development Co. Ltd.	9,576,599	10,273,415
NWS Holdings Ltd.	5,344,000	8,189,775
Orient Overseas International Ltd.	1,201,000	5,529,395
PCCW Ltd.	7,523,000	3,042,140
Power Assets Holdings Ltd.	6,005,000	45,897,843
Sands China Ltd.(a)(c)	8,618,400	26,526,692
Shangri-La Asia Ltd.	5,168,666	10,530,366
Sino Land Co. Ltd.(c)	6,140,000	9,852,466
SJM Holdings Ltd.	5,985,000	10,544,082
Sun Hung Kai Properties Ltd.	5,985,000	83,551,062
Swire Pacific Ltd. Class A	3,591,000	41,875,731
Wharf (Holdings) Ltd. (The)	6,519,912	35,265,461
Wheelock and Co. Ltd.	2,394,000	7,121,880
Wing Hang Bank Ltd.	598,500	5,472,440
Wynn Macau Ltd.(c)	5,266,800	15,091,603
Yue Yuen Industrial (Holdings) Ltd.(c)	2,394,000	6,875,235

		1,054,576,825
IRELAND—0.25%
CRH PLC	2,726,766	49,766,068
Elan Corp. PLC(a)	1,943,928	23,101,039
Irish Bank Resolution Corp. Ltd.(a)(b)	3,570,811	498
Kerry Group PLC Class A	549,423	20,675,714
Ryanair Holdings PLC(a)	177,504	846,980

		94,390,299
ISRAEL—0.65%
Bank Hapoalim Ltd.	3,734,640	14,669,769
Bank Leumi le-Israel	4,218,228	14,829,480
Bezeq The Israel Telecommunication Corp. Ltd.	6,729,534	14,399,806
Cellcom Israel Ltd.	233,415	5,195,543
Delek Group Ltd. (The)	14,364	2,862,860
Elbit Systems Ltd.	87,381	3,906,445
Israel Chemicals Ltd.	1,697,346	20,495,012
Israel Corp. Ltd. (The)	8,379	6,192,922
Israel Discount Bank Ltd. Class A(a)	2,778,279	4,651,359
Mizrahi Tefahot Bank Ltd.	414,162	3,611,378
NICE Systems Ltd.(a)(c)	238,203	8,578,605
Partner Communications Co. Ltd.(c)	374,661	4,507,340
Teva Pharmaceutical Industries Ltd.	3,544,317	145,697,183

		249,597,702
ITALY—2.33%
A2A SpA(c)	4,718,574	6,515,649
Assicurazioni Generali SpA	4,388,202	79,752,217
Atlantia SpA	1,118,546	17,239,627
Autogrill SpA	457,254	5,344,576
Banca Carige SpA(c)	2,156,761	4,271,713
Banca Monte dei Paschi di Siena SpA	15,954,813	7,528,448
Banco Popolare SpA	6,875,568	10,357,241
Enel Green Power SpA	6,218,415	14,415,259
Enel SpA	24,589,971	116,956,438
Eni SpA	8,940,393	199,396,169
Exor SpA	223,839	4,964,147
Fiat Industrial SpA(a)	2,883,573	25,358,746

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2011

Fiat SpA	3,192,399	19,770,237
Finmeccanica SpA	1,500,427	10,392,818
Intesa Sanpaolo SpA	38,163,352	68,720,212
Luxottica Group SpA	472,815	14,079,942
Mediaset SpA	2,763,873	10,323,819
Mediobanca SpA	1,909,215	15,338,718
Parmalat SpA	1,295,154	2,906,626
Pirelli & C. SpA	1,107,225	9,883,883
Prysmian SpA	722,988	11,042,234
Saipem SpA	981,540	44,357,264
Snam Rete Gas SpA	5,773,131	28,360,410
Telecom Italia SpA	35,430,003	44,451,262
Tenaris SA	1,771,560	28,539,712
Terna SpA	4,656,330	17,964,191
UniCredit SpA	50,643,873	59,901,059
Unione di Banche Italiane ScpA	3,119,382	12,008,517

		890,141,134
JAPAN—20.98%
ABC-MART Inc.	18,700	742,244
Advantest Corp.	478,800	5,729,021
AEON Co. Ltd.	1,915,200	25,445,940
AEON Credit Service Co. Ltd.	478,890	7,290,060
AEON Mall Co. Ltd.	359,100	8,473,793
Air Water Inc.	36,000	463,995
Aisin Seiki Co. Ltd.	718,200	23,367,405
Ajinomoto Co. Inc.	2,402,000	27,200,590
Alfresa Holdings Corp.	119,700	4,554,664
All Nippon Airways Co. Ltd.(c)	2,805,000	8,525,617
Amada Co. Ltd.	2,402,000	16,264,905
Aozora Bank Ltd.(c)	3,591,000	9,210,644
Asahi Glass Co. Ltd.	4,006,000	35,962,809
Asahi Group Holdings Ltd	1,316,700	27,338,728
Asahi Kasei Corp.	4,804,000	28,956,460
ASICS Corp.	74,900	1,012,435
Astellas Pharma Inc.	1,556,190	57,617,448
Bank of Kyoto Ltd. (The)	2,394,000	20,631,844
Bank of Yokohama Ltd. (The)	4,825,000	22,462,007
Benesse Holdings Inc.	360,300	15,802,834
Bridgestone Corp.	2,274,300	54,279,863
Brother Industries Ltd.	718,200	9,579,070
Canon Inc.	4,189,500	193,423,533
Casio Computer Co. Ltd.	718,200	4,485,584
Central Japan Railway Co.	6,005	51,597,948
Chiba Bank Ltd. (The)	3,591,000	22,335,813
Chiyoda Corp.	90,000	1,057,262
Chubu Electric Power Co. Inc.	2,513,700	46,260,462
Chugai Pharmaceutical Co. Ltd.	837,900	13,292,495
Chugoku Electric Power Co. Inc. (The)	957,600	14,405,448
Citizen Holdings Co. Ltd.	837,900	4,545,453
Coca-Cola West Co. Ltd.	417,900	7,529,971
Cosmo Oil Co. Ltd.	1,197,000	3,039,513
Credit Saison Co. Ltd.	478,800	9,622,053
Dai Nippon Printing Co. Ltd.	2,402,000	25,598,743
Dai-ichi Life Insurance Co. Ltd. (The)	32,319	37,593,245
Daicel Corp.	1,201,000	6,946,470
Daido Steel Co. Ltd.	1,564,000	9,727,990
Daihatsu Motor Co. Ltd.	321,000	5,783,969
Daiichi Sankyo Co. Ltd.	2,274,395	44,802,446
Daikin Industries Ltd.	837,900	25,370,720
Dainippon Sumitomo Pharma Co. Ltd.	153,800	1,706,149
Daito Trust Construction Co. Ltd.	359,100	32,329,362

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2011

Daiwa House Industry Co. Ltd.	2,394,000	30,241,616
Daiwa Securities Group Inc.	6,005,000	21,486,310
Dena Co. Ltd.	359,100	15,773,229
Denki Kagaku Kogyo K.K.	1,197,000	4,666,727
Denso Corp.	1,795,500	56,691,516
Dentsu Inc.	718,200	22,105,547
East Japan Railway Co.	1,316,700	80,462,655
Eisai Co. Ltd.	957,600	38,316,281
Electric Power Development Co. Ltd.	600,500	15,140,532
Elpida Memory Inc.(a)(c)	957,600	6,128,149
FamilyMart Co. Ltd.	360,300	14,277,999
FANUC Corp.	745,000	123,537,672
Fast Retailing Co. Ltd.	239,400	43,689,157
Fuji Electric Holdings Co. Ltd.	2,394,000	7,153,601
Fuji Heavy Industries Ltd.	2,394,000	15,658,096
FUJIFILM Holdings Corp.	1,675,800	41,908,432
Fujitsu Ltd.	7,182,000	39,237,345
Fukuoka Financial Group Inc.	3,596,000	14,158,025
Furukawa Electric Co. Ltd.	2,402,000	6,869,458
Gree Inc.	359,100	11,844,889
GS Yuasa Corp.(c)	1,197,000	6,416,749
Gunma Bank Ltd. (The)	2,402,000	12,475,922
Hachijuni Bank Ltd. (The)	1,197,000	6,739,122
Hakuhodo DY Holdings Inc.	64,050	3,540,308
Hamamatsu Photonics K.K.	239,400	9,302,751
Hino Motors Ltd.	1,201,000	7,223,713
Hirose Electric Co. Ltd.	120,600	11,770,003
Hiroshima Bank Ltd. (The)	3,591,000	16,210,734
Hisamitsu Pharmaceutical Co. Inc.	119,700	4,850,939
Hitachi Chemical Co. Ltd.	239,400	4,375,056
Hitachi Construction Machinery Co. Ltd.(c)	239,400	4,728,131
Hitachi High-Technologies Corp.	239,400	5,102,697
Hitachi Ltd.	16,758,000	91,768,721
Hitachi Metals Ltd.	58,000	673,164
Hokkaido Electric Power Co. Inc.	301,500	3,831,824
Hokuhoku Financial Group Inc.	5,985,000	11,359,795
Hokuriku Electric Power Co.	375,600	6,050,062
Honda Motor Co. Ltd.	5,985,000	184,673,421
Hoya Corp.	1,556,100	34,704,173
IBIDEN Co. Ltd.	359,100	8,151,420
Idemitsu Kosan Co. Ltd.	120,300	11,447,592
IHI Corp.	4,788,000	11,175,582
INPEX Corp.	8,379	56,522,655
Isetan Mitsukoshi Holdings Ltd.	1,197,000	12,449,721
Isuzu Motors Ltd.	4,788,000	20,877,461
ITOCHU Corp.	5,266,800	53,157,699
Itochu Techno-Solutions Corp.	240,200	10,504,418
Iyo Bank Ltd. (The)	49,000	466,278
J. Front Retailing Co. Ltd.	2,394,600	10,687,025
Japan Petroleum Exploration Co. Ltd.	119,700	4,820,237
Japan Prime Realty Investment Corp.	1,197	2,907,493
Japan Real Estate Investment Corp.	1,289	11,092,260
Japan Retail Fund Investment Corp.	3,591	5,623,098
Japan Steel Works Ltd. (The)	1,199,000	8,395,691
Japan Tobacco Inc.	15,803	80,155,005
JFE Holdings Inc.	1,556,175	30,175,525
JGC Corp.	1,201,000	34,485,912
Joyo Bank Ltd. (The)	3,603,000	15,294,556
JS Group Corp.	1,078,280	22,886,225
JSR Corp.	629,800	12,285,038
JTEKT Corp.	598,500	6,739,122
Jupiter Telecommunications Co. Ltd.	5,985	5,894,812
JX Holdings Inc.	7,900,200	47,011,129

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2011

Kajima Corp.	3,591,000	11,651,465
Kamigumi Co. Ltd.	1,201,000	10,566,028
Kaneka Corp.	1,197,000	6,554,909
Kansai Electric Power Co. Inc. (The)	2,753,100	40,991,973
Kansai Paint Co. Ltd.	64,000	610,657
Kao Corp.	1,795,500	47,688,112
Kawasaki Heavy Industries Ltd.	4,788,000	12,587,881
Kawasaki Kisen Kaisha Ltd.	2,394,000	5,004,450
KDDI Corp.	10,773	79,994,447
Keihin Electric Express Railway Co. Ltd.	2,402,000	21,748,150
Keio Corp.	2,402,000	16,634,562
Keisei Electric Railway Co. Ltd.	506,000	3,445,797
Keyence Corp.	146,949	38,030,533
Kikkoman Corp.	1,201,000	13,477,076
Kinden Corp.	1,201,000	9,996,140
Kintetsu Corp.(c)	7,206,000	25,506,329
Kirin Holdings Co. Ltd.	3,603,000	44,774,697
Kobe Steel Ltd.	9,616,000	16,401,770
Koito Manufacturing Co. Ltd.	14,000	216,172
Komatsu Ltd.	3,471,300	87,967,795
Konami Corp.	480,400	15,969,180
Konica Minolta Holdings Inc.	1,795,500	13,355,434
Kubota Corp.	4,804,000	40,415,826
Kuraray Co. Ltd.	1,197,000	17,070,394
Kurita Water Industries Ltd.	480,600	13,467,278
Kyocera Corp.	598,500	53,805,515
Kyowa Hakko Kirin Co. Ltd.	1,197,000	13,708,509
Kyushu Electric Power Co. Inc.	1,436,400	19,194,983
Lawson Inc.	360,300	20,492,857
Makita Corp.	481,200	18,365,517
Marubeni Corp.	7,182,000	42,737,390
Marui Group Co. Ltd.	718,200	5,701,389
Maruichi Steel Tube Ltd.	119,700	2,721,745
Mazda Motor Corp.(a)	4,788,000	10,377,326
McDonald’s Holdings Co. (Japan) Ltd.	177,200	4,704,123
Medipal Holdings Corp.	140,500	1,329,772
Meiji Holdings Co. Ltd.	276,852	12,302,561
Minebea Co. Ltd.	1,205,000	4,404,296
Miraca Holdings Inc.	239,400	9,225,996
Mitsubishi Chemical Holdings Corp.	4,788,000	29,719,679
Mitsubishi Corp.	5,027,400	105,802,673
Mitsubishi Electric Corp.	7,591,000	71,553,511
Mitsubishi Estate Co. Ltd.	4,793,000	82,920,898
Mitsubishi Gas Chemical Co. Inc.	2,394,000	15,934,415
Mitsubishi Heavy Industries Ltd.	10,773,000	44,901,892
Mitsubishi Materials Corp.	4,788,000	13,079,115
Mitsubishi Motors Corp.(a)	14,400,000	19,390,830
Mitsubishi Tanabe Pharma Corp.	1,077,300	18,886,426
Mitsubishi UFJ Financial Group Inc.	47,161,880	208,667,504
Mitsubishi UFJ Lease & Finance Co. Ltd.	215,460	8,496,819
Mitsui & Co. Ltd.	6,224,400	92,996,807
Mitsui Chemicals Inc.	3,017,000	10,175,967
Mitsui Engineering & Shipbuilding Co. Ltd.	3,603,000	5,868,304
Mitsui Fudosan Co. Ltd.	3,591,000	60,882,360
Mitsui O.S.K. Lines Ltd.	4,821,000	19,042,873
Mizuho Financial Group Inc.	85,106,760	121,152,297
MS&AD Insurance Group Holdings Inc.	2,034,988	40,791,103
Murata Manufacturing Co. Ltd.	841,100	47,839,416
Nabtesco Corp.	359,100	8,040,893
Namco Bandai Holdings Inc.	837,900	12,357,615
NEC Corp.(a)	9,282,000	21,069,753
NGK Insulators Ltd.	1,197,000	14,122,988
NGK Spark Plug Co. Ltd.	524,000	6,632,741

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2011

NHK Spring Co. Ltd.	50,400	471,844
Nidec Corp.	480,400	40,046,169
Nikon Corp.	1,316,700	30,209,379
Nintendo Co. Ltd.	361,000	55,371,080
Nippon Building Fund Inc.	2,394	23,302,930
Nippon Electric Glass Co. Ltd.	1,332,500	12,321,032
Nippon Express Co. Ltd.	3,603,000	14,185,585
Nippon Meat Packers Inc.	1,201,000	15,232,946
Nippon Paper Group Inc.	360,000	8,333,440
Nippon Sheet Glass Co. Ltd.	2,394,000	5,280,769
Nippon Steel Corp.	19,241,000	51,325,784
Nippon Telegraph and Telephone Corp.	1,675,800	86,610,760
Nippon Yusen K.K.	4,788,000	12,342,264
Nishi-Nippon City Bank Ltd. (The)	3,592,000	9,950,266
Nissan Motor Co. Ltd.	9,097,200	85,751,100
Nisshin Seifun Group Inc.	1,258,200	15,700,271
Nisshin Steel Co. Ltd.	3,591,000	5,802,706
Nissin Foods Holdings Co. Ltd.	360,300	13,931,446
Nitori Holdings Co. Ltd.	119,700	11,544,008
Nitto Denko Corp.	720,600	31,051,183
NKSJ Holdings Inc.	1,373,850	28,120,097
NOK Corp.	480,800	8,392,033
Nomura Holdings Inc.	12,688,200	49,467,301
Nomura Real Estate Holdings Inc.	239,400	3,960,577
Nomura Real Estate Office Fund Inc.	76	410,337
Nomura Research Institute Ltd.	239,400	5,489,544
NSK Ltd.	2,402,000	18,636,871
NTN Corp.	2,402,000	10,874,075
NTT Data Corp.	4,804	16,418,929
NTT DoCoMo Inc.	52,668	94,089,803
NTT Urban Development Corp.	1,197	841,239
Obayashi Corp.	2,394,000	11,083,475
Odakyu Electric Railway Co. Ltd.	2,394,000	22,627,483
Oji Paper Co. Ltd.	3,603,000	18,020,776
Olympus Corp.(c)	718,200	11,144,880
Omron Corp.	837,900	18,375,236
Ono Pharmaceutical Co. Ltd.	153,700	8,101,404
Oracle Corp. Japan	119,700	4,183,168
Oriental Land Co. Ltd.	240,200	24,058,506
ORIX Corp.	359,100	32,053,043
Osaka Gas Co. Ltd.	8,407,000	32,021,533
Otsuka Corp.	4,200	295,710
Otsuka Holdings Co. Ltd.	957,600	24,831,897
Panasonic Corp.	7,900,268	81,966,230
Rakuten Inc.	25,137	27,756,277
Resona Holdings Inc.	6,463,800	29,428,009
Ricoh Co. Ltd.	2,616,000	21,907,637
Rinnai Corp.	119,700	9,026,432
Rohm Co. Ltd.	359,100	18,605,502
Sankyo Co. Ltd.	239,400	12,679,987
Santen Pharmaceutical Co. Ltd.	139,100	5,226,842
SBI Holdings Inc.	61,047	5,221,975
Secom Co. Ltd.	837,900	40,296,569
Sega Sammy Holdings Inc.	718,238	15,926,047
Seiko Epson Corp.	478,800	6,472,013
Sekisui Chemical Co. Ltd.	2,402,000	19,129,747
Sekisui House Ltd.	2,402,000	21,717,345
Seven & I Holdings Co. Ltd.	2,633,480	71,126,757
Seven Bank Ltd.	1,197	2,162,966
Sharp Corp.	3,591,000	33,849,118
Shikoku Electric Power Co. Inc.	338,700	8,717,806
Shimadzu Corp.	155,000	1,349,727
Shimamura Co. Ltd.	119,700	12,127,349

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2011

Shimano Inc.	360,300	18,020,776
Shimizu Corp.	2,394,000	10,377,326
Shin-Etsu Chemical Co. Ltd.	1,556,100	81,422,097
Shinsei Bank Ltd.	3,591,000	4,052,684
Shionogi & Co. Ltd.	1,077,300	14,852,164
Shiseido Co. Ltd.	1,197,000	22,213,004
Shizuoka Bank Ltd. (The)	3,007,000	29,578,314
Showa Denko K.K.	4,804,000	8,933,376
Showa Shell Sekiyu K.K.	478,800	3,530,747
SMC Corp.	240,200	38,167,079
SoftBank Corp.	3,231,900	107,267,165
Sojitz Corp.	3,351,600	5,802,706
Sony Corp.	3,591,000	77,461,520
Sony Financial Holdings Inc.	718,800	12,094,461
Square Enix Holdings Co. Ltd.	239,400	4,636,024
Stanley Electric Co. Ltd.	629,800	9,401,567
Sumco Corp.(a)	359,100	3,716,495
Sumitomo Chemical Co. Ltd.	5,985,000	22,642,834
Sumitomo Corp.	3,830,400	48,484,832
Sumitomo Electric Industries Ltd.	2,394,000	27,263,508
Sumitomo Heavy Industries Ltd.	2,402,000	13,923,745
Sumitomo Metal Industries Ltd.	11,970,000	23,026,611
Sumitomo Metal Mining Co. Ltd.	2,394,000	33,741,661
Sumitomo Mitsui Financial Group Inc.	4,788,000	136,071,920
Sumitomo Mitsui Trust Holdings Inc.	11,296,600	39,405,902
Sumitomo Realty & Development Co. Ltd.	1,515,000	32,155,499
Sumitomo Rubber Industries Inc.	598,500	7,583,431
Suruga Bank Ltd.	1,201,000	10,180,968
Suzuken Co. Ltd.	360,340	8,743,357
Suzuki Motor Corp.	1,197,000	26,004,719
Sysmex Corp.	239,400	7,991,769
T&D Holdings Inc.	1,915,200	19,354,634
Taisei Corp.	2,394,000	6,478,153
Taisho Pharmaceutical Holdings Co. Ltd.(a)	358,500	25,378,903
Taiyo Nippon Sanso Corp.	1,201,000	8,702,340
Takashimaya Co. Ltd.	1,297,000	9,397,948
Takeda Pharmaceutical Co. Ltd.	2,872,800	130,422,725
TDK Corp.	478,800	20,079,205
Teijin Ltd.	3,603,000	12,891,786
Terumo Corp.	720,600	37,242,937
THK Co. Ltd.	359,100	7,147,460
Tobu Railway Co. Ltd.	3,603,000	17,373,876
Toho Co. Ltd.	718,200	12,508,055
Toho Gas Co. Ltd.	1,197,000	6,815,877
Tohoku Electric Power Co. Inc.	1,573,800	17,539,368
Tokio Marine Holdings Inc.	2,513,700	60,992,887
Tokyo Electric Power Co. Inc. (The)(a)	5,266,800	19,317,792
Tokyo Electron Ltd.	598,500	32,697,788
Tokyo Gas Co. Ltd.	8,379,000	36,213,184
Tokyu Corp.	4,804,000	23,411,606
Tokyu Land Corp.	2,402,000	10,319,590
TonenGeneral Sekiyu K.K.	1,197,000	13,677,807
Toppan Printing Co. Ltd.	2,402,000	18,975,723
Toray Industries Inc.	6,005,000	43,434,691
Toshiba Corp.	14,428,000	64,576,749
Tosoh Corp.	2,402,000	8,009,234
TOTO Ltd.	1,205,000	10,153,062
Toyo Seikan Kaisha Ltd.	718,200	11,163,301
Toyo Suisan Kaisha Ltd.	96,000	2,472,177
Toyoda Gosei Co. Ltd.	360,300	6,538,307
Toyota Boshoku Corp.	119,700	1,478,308
Toyota Industries Corp.	837,900	24,210,179
Toyota Motor Corp.	10,294,200	349,058,862

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2011

Toyota Tsusho Corp.	840,700	13,584,893
Trend Micro Inc.	478,800	17,444,961
Tsumura & Co.	239,400	6,788,245
Ube Industries Ltd.	4,804,000	14,416,621
Unicharm Corp.	478,800	21,614,312
Ushio Inc.	359,100	5,434,280
USS Co. Ltd.	107,730	8,994,194
West Japan Railway Co.	721,000	30,791,023
Yahoo! Japan Corp.	46,683	15,218,748
Yakult Honsha Co. Ltd.	359,100	10,256,053
Yamada Denki Co. Ltd.	275,310	20,054,643
Yamaguchi Financial Group Inc.	1,207,000	10,928,400
Yamaha Corp.	749,300	7,774,078
Yamaha Motor Co. Ltd.(a)	957,600	13,975,618
Yamato Holdings Co. Ltd.	1,436,400	24,168,731
Yamato Kogyo Co. Ltd.	119,700	3,100,917
Yamazaki Baking Co. Ltd.	28,000	374,171
Yaskawa Electric Corp.	1,201,000	10,627,637
Yokogawa Electric Corp.(a)	718,200	6,880,351

		8,000,411,258
NETHERLANDS—2.49%
AEGON NV(a)	6,625,395	32,112,811
Akzo Nobel NV	864,234	46,065,623
ASML Holding NV	1,655,451	69,894,095
Corio NV	199,899	10,288,421
Delta Lloyd NV	356,706	6,360,963
Fugro NV CVA	252,567	15,052,937
Heineken Holding NV	427,329	18,498,046
Heineken NV	967,176	47,363,968
ING Groep NV CVA(a)	14,414,274	125,857,425
Koninklijke Ahold NV	4,389,399	56,723,396
Koninklijke DSM NV	576,954	29,952,239
Koninklijke KPN NV	5,915,574	78,351,864
Koninklijke Philips Electronics NV	3,732,246	78,580,559
PostNL NV	1,253,259	6,434,553
Randstad Holding NV	445,284	16,008,384
Reed Elsevier NV	2,552,004	31,722,563
Royal Boskalis Westminster NV CVA	248,976	8,820,698
Royal Vopak NV	242,991	12,675,746
SBM Offshore NV	630,654	14,074,173
TNT Express NV	1,331,064	11,460,589
Unilever NV CVA	6,107,094	212,698,724
Wolters Kluwer NV	1,162,287	20,758,917

		949,756,694
NEW ZEALAND—0.12%
Auckland International Airport Ltd.	3,267,810	6,236,405
Contact Energy Ltd.(a)	699,048	3,179,104
Fletcher Building Ltd.	2,473,002	13,355,365
Sky City Entertainment Group Ltd.	2,107,917	6,059,914
Telecom Corp. of New Zealand Ltd.	7,658,406	15,766,163

		44,596,951
NORWAY—0.95%
Aker Solutions ASA	651,168	7,645,935
DnB NOR ASA	3,649,653	42,986,148
Gjensidige Forsikring ASA	736,155	8,169,933
Norsk Hydro ASA	3,604,167	18,999,743
Orkla ASA	2,915,892	25,645,488

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2011

Renewable Energy Corp. ASA(a)(c)	2,324,574	2,280,544
Seadrill Ltd.	1,250,865	41,760,148
Statoil ASA	4,171,545	107,495,135
Subsea 7 SA(a)	1,064,133	23,368,877
Telenor ASA	2,835,693	51,114,415
Yara International ASA	717,003	34,481,987

		363,948,353
PORTUGAL—0.24%
Banco Comercial Portugues SA Registered(a)(c)	13,615,875	2,943,669
Banco Espirito Santo SA Registered(c)	2,135,448	4,676,279
CIMPOR-Cimentos de Portugal SGPS SA	420,147	3,157,480
EDP Renovaveis SA(a)	1,047,375	6,340,210
Energias de Portugal SA	7,514,766	23,950,435
Galp Energia SGPS SA Class B	864,234	18,057,387
Jeronimo Martins SGPS SA	782,838	13,648,774
Portugal Telecom SGPS SA Registered	2,586,717	18,761,346

		91,535,580
SINGAPORE—1.73%
Ascendas Real Estate Investment Trust	5,985,000	9,802,069
CapitaLand Ltd.	8,379,000	18,274,882
CapitaMall Trust Management Ltd.(c)	5,985,000	8,965,307
CapitaMalls Asia Ltd.(c)	4,788,000	5,221,395
City Developments Ltd.(c)	2,394,000	20,866,454
ComfortDelGro Corp. Ltd.	10,773,000	12,049,373
COSCO Corp. (Singapore) Ltd.(c)	2,394,000	1,950,851
DBS Group Holdings Ltd.	7,232,000	71,412,895
Fraser and Neave Ltd.	4,788,150	23,563,956
Genting Singapore PLC(a)(c)	21,546,000	29,865,231
Global Logistic Properties Ltd.(a)(c)	5,985,000	8,415,435
Golden Agri-Resources Ltd.	21,546,194	11,188,804
Hutchison Port Holdings Trust(c)	17,955,000	12,029,850
Jardine Cycle & Carriage Ltd.	71,000	2,580,890
Keppel Corp. Ltd.	5,240,000	39,728,050
Keppel Land Ltd.(c)	1,197,000	2,677,638
Neptune Orient Lines Ltd.(c)	2,394,000	2,180,363
Noble Group Ltd.(c)	13,167,727	16,358,405
Olam International Ltd.(c)	4,836,000	9,852,041
Oversea-Chinese Banking Corp. Ltd.	10,773,200	72,900,059
SembCorp Industries Ltd.	1,461,000	4,890,621
SembCorp Marine Ltd.(c)	1,659,000	5,593,177
Singapore Airlines Ltd.	2,394,200	22,417,531
Singapore Exchange Ltd.(c)	3,597,000	19,397,420
Singapore Press Holdings Ltd.(c)	7,615,750	23,728,869
Singapore Technologies Engineering Ltd.(c)	8,379,000	18,944,292
Singapore Telecommunications Ltd.	27,908,285	71,125,213
StarHub Ltd.	138,000	310,905
United Overseas Bank Ltd.	4,788,000	65,602,141
UOL Group Ltd.	3,852,000	13,756,044
Wilmar International Ltd.(c)	7,182,000	31,385,747
Yangzijiang Shipbuilding (Holdings) Ltd.	4,788,000	3,614,812

		660,650,720
SPAIN—3.45%
Abertis Infraestructuras SA	1,344,417	22,380,416
Acciona SA	100,548	9,624,965
Acerinox SA(c)	366,282	4,914,761
Actividades de Construcciones y Servicios SA(c)	533,862	20,440,104
Amadeus IT Holding SA Class A	1,071,315	20,411,721

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2011

Banco Bilbao Vizcaya Argentaria SA	16,303,869	149,223,987
Banco de Sabadell SA(c)	4,080,573	14,855,025
Banco Popular Espanol SA(c)	3,600,174	16,726,684
Banco Santander SA	31,575,663	272,045,669
Bankia SA(a)(c)	3,230,703	16,470,097
Bankinter SA(c)	864,900	5,368,311
CaixaBank	3,228,794	15,960,474
Distribuidora Internacional de Alimentacion SA(a)(c)	2,136,645	9,849,531
Enagas SA	694,260	13,818,403
Ferrovial SA	1,443,582	18,524,267
Fomento de Construcciones y Contratas SA(c)	179,550	4,703,192
Gas Natural SDG SA	1,214,955	22,851,930
Grifols SA(a)(c)	511,119	9,613,570
Iberdrola SA	15,120,010	110,887,961
Indra Sistemas SA(c)	318,402	5,400,340
Industria de Diseno Textil SA	833,112	76,414,703
International Consolidated Airlines Group SA(a)	4,036,284	10,797,969
Mapfre SA(c)	2,942,226	10,920,252
Mediaset Espana Comunicacion SA	612,864	4,103,147
Red Electrica Corporacion SA	410,571	20,028,929
Repsol YPF SA	2,931,453	89,544,474
Telefonica SA	15,407,784	330,527,998
Zardoya Otis SA	556,030	7,577,126

		1,313,986,006
SWEDEN—3.01%
Alfa Laval AB	1,246,077	23,529,794
Assa Abloy AB Class B	1,156,302	28,451,099
Atlas Copco AB Class A	2,455,047	54,180,295
Atlas Copco AB Class B	1,516,599	29,881,182
Boliden AB	1,061,739	15,303,518
Electrolux AB Class B	933,660	17,587,075
Getinge AB Class B	773,262	20,258,051
Hennes & Mauritz AB Class B	3,833,991	128,015,134
Hexagon AB Class B	1,049,769	16,332,374
Holmen AB Class B	197,505	5,644,658
Husqvarna AB Class B	1,814,652	9,303,245
Industrivarden AB Class C	446,481	5,637,892
Investor AB Class B	1,661,436	32,914,733
Kinnevik Investment AB Class B	773,262	16,371,471
Millicom International Cellular SA SDR	290,871	32,320,999
Modern Times Group MTG AB Class B	181,944	9,730,167
Nordea Bank AB	9,664,578	89,156,072
Ratos AB Class B	750,519	10,121,288
Sandvik AB	3,786,111	52,785,745
Scania AB Class B	1,195,803	20,342,762
Securitas AB Class B	1,163,484	10,742,178
Skandinaviska Enskilda Banken AB Class A	5,272,785	33,572,100
Skanska AB Class B	1,462,734	24,205,091
SKF AB Class B	1,442,385	32,478,814
SSAB AB Class A	663,138	6,491,801
Svenska Cellulosa AB Class B	2,100,735	30,961,483
Svenska Handelsbanken AB Class A	1,805,076	52,454,150
Swedbank AB Class A	3,016,440	42,848,087
Swedish Match AB	835,506	29,150,516
Tele2 AB Class B	1,193,409	25,396,000
Telefonaktiebolaget LM Ericsson Class B	11,274,543	118,741,804
TeliaSonera AB	8,199,450	57,633,659
Volvo AB Class B	5,209,344	65,780,445

		1,148,323,682

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2011

SWITZERLAND—8.42%
ABB Ltd. Registered(a)	8,185,086	157,159,667
Actelion Ltd. Registered(a)	414,162	15,538,209
Adecco SA Registered(a)	501,543	24,426,319
Aryzta AG	330,372	16,105,066
Baloise Holding AG Registered	195,111	16,098,674
Compagnie Financiere Richemont SA Class A Bearer	1,969,065	113,625,995
Credit Suisse Group AG Registered(a)	4,331,943	127,351,563
GAM Holding AG(a)	797,202	9,658,338
Geberit AG Registered(a)	153,216	31,758,714
Givaudan SA Registered(a)	32,319	29,765,547
Holcim Ltd. Registered(a)	925,281	59,503,601
Julius Baer Group Ltd.(a)	782,838	29,972,231
Kuehne & Nagel International AG Registered	202,293	25,391,163
Lindt & Spruengli AG Participation Certificates	2,505	7,801,516
Lindt & Spruengli AG Registered	20	744,143
Lonza Group AG Registered(a)	196,308	13,210,437
Nestle SA Registered	13,007,799	760,331,843
Novartis AG Registered	8,768,025	499,519,660
Pargesa Holding SA Bearer	61,047	4,826,695
Roche Holding AG Genusschein	2,639,385	438,584,072
Schindler Holding AG Participation Certificates	229,824	27,236,836
Schindler Holding AG Registered	16,758	1,987,944
SGS SA Registered	20,349	35,285,932
Sika AG Bearer	5,985	11,869,654
Sonova Holding AG Registered(a)	190,323	20,435,462
Straumann Holding AG Registered	32,319	5,752,693
Sulzer AG Registered	90,972	10,760,354
Swatch Group AG (The) Bearer	111,321	47,504,460
Swatch Group AG (The) Registered	196,308	14,687,031
Swiss Life Holding AG Registered(a)	117,306	14,656,514
Swiss Re AG(a)	1,345,428	74,517,676
Swisscom AG Registered	92,169	37,542,885
Syngenta AG Registered(a)	355,509	109,616,636
Synthes Inc.(d)	248,976	42,086,894
Transocean Ltd.(c)	1,210,167	69,485,933
UBS AG Registered(a)	13,729,590	176,744,033
Zurich Financial Services AG Registered(a)	550,620	128,865,820

		3,210,410,210
UNITED KINGDOM—22.45%
3i Group PLC	3,611,349	11,984,591
Admiral Group PLC	743,337	14,145,888
Aggreko PLC	978,363	27,035,501
AMEC PLC	1,225,728	18,310,541
Anglo American PLC	4,942,413	182,965,171
Antofagasta PLC	1,486,674	28,003,818
ARM Holdings PLC	5,109,993	48,209,815
Associated British Foods PLC	1,335,852	23,847,569
AstraZeneca PLC	5,196,177	250,440,400
Aviva PLC	10,848,411	59,675,541
Babcock International Group PLC	1,332,261	15,149,593
BAE Systems PLC	12,596,031	56,236,275
Balfour Beatty PLC	2,472,552	10,053,198
Barclays PLC	43,570,800	137,349,925
BG Group PLC	12,666,654	277,339,900
BHP Billiton PLC	8,034,264	255,147,600
BP PLC	70,734,321	526,334,409
British American Tobacco PLC	7,460,901	344,961,599
British Land Co. PLC	2,969,757	24,470,752
British Sky Broadcasting Group PLC	4,254,138	48,340,917

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2011

BT Group PLC	29,558,718	89,743,921
Bunzl PLC	1,214,955	15,806,142
Burberry Group PLC	1,641,087	35,521,478
Cairn Energy PLC(a)	5,254,830	24,987,457
Capita Group PLC	2,286,270	26,809,813
Capital Shopping Centres Group PLC	2,040,885	10,847,781
Carnival PLC	687,078	25,318,770
Centrica PLC	19,351,899	92,676,961
Cobham PLC	4,244,562	12,332,072
Compass Group PLC	6,978,510	63,754,344
Diageo PLC	9,389,268	195,350,848
Essar Energy PLC(a)	1,398,096	6,941,510
Eurasian Natural Resources Corp.	1,012,662	10,755,264
Experian PLC	3,709,503	48,528,782
Fresnillo PLC	676,305	18,535,783
G4S PLC	5,235,678	20,637,127
GKN PLC	6,389,586	19,626,468
GlaxoSmithKline PLC	19,428,507	439,033,957
Glencore International PLC(c)	3,231,900	22,848,762
Hammerson PLC	2,504,124	16,454,610
HSBC Holdings PLC	66,680,082	586,467,003
ICAP PLC	2,107,917	13,749,060
Imperial Tobacco Group PLC	3,823,218	140,329,886
Inmarsat PLC	1,781,136	13,489,186
InterContinental Hotels Group PLC	1,089,270	20,201,621
International Power PLC	5,797,071	31,645,566
Intertek Group PLC	596,106	19,772,700
Invensys PLC	2,994,894	10,900,807
Investec PLC	1,818,243	11,105,387
ITV PLC(a)	14,217,966	14,698,982
J Sainsbury PLC	4,546,206	21,948,062
Johnson Matthey PLC	815,157	24,722,859
Kazakhmys PLC	827,127	12,382,740
Kingfisher PLC	8,918,847	37,271,032
Land Securities Group PLC	2,780,631	30,699,416
Legal & General Group PLC	22,031,982	39,295,833
Lloyds Banking Group PLC(a)	155,769,201	81,701,265
London Stock Exchange Group PLC	556,605	8,085,749
Lonmin PLC	600,894	10,552,550
Man Group PLC	7,178,409	17,368,427
Marks & Spencer Group PLC	5,965,848	30,997,296
National Grid PLC	13,223,259	131,797,179
Next PLC	658,350	27,161,161
Old Mutual PLC	20,565,657	36,514,547
Pearson PLC	3,026,016	55,925,175
Petrofac Ltd.	963,585	22,334,443
Prudential PLC	9,529,317	99,593,775
Randgold Resources Ltd.	338,751	37,153,582
Reckitt Benckiser Group PLC	2,342,529	120,918,871
Reed Elsevier PLC	4,497,129	38,798,390
Resolution Ltd.	5,386,500	23,909,473
Rexam PLC	3,187,611	17,807,279
Rio Tinto PLC	5,361,363	292,930,461
Rolls-Royce Holdings PLC(a)	6,923,448	78,505,378
Rolls-Royce Holdings PLC Class C(a)	483,704,352	780,748
Royal Bank of Scotland Group PLC(a)	67,077,486	26,233,778
Royal Dutch Shell PLC Class A	13,538,070	482,050,916
Royal Dutch Shell PLC Class B	10,047,618	362,550,441
RSA Insurance Group PLC	12,962,313	23,370,410
SABMiller PLC	3,555,090	130,344,884
Sage Group PLC (The)	5,013,036	22,502,588
Schroders PLC	428,526	9,884,167
SEGRO PLC	2,647,764	10,419,422

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2011

Serco Group PLC	1,831,410	15,356,837
Severn Trent PLC	903,735	22,114,186
Shire PLC	2,123,478	66,870,671
Smith & Nephew PLC	3,352,797	30,874,047
Smiths Group PLC	1,445,976	22,335,911
SSE PLC	3,526,362	76,499,185
Standard Chartered PLC	8,879,346	209,106,205
Standard Life PLC	8,776,404	30,570,229
Tesco PLC	30,128,490	195,372,710
TUI Travel PLC	1,892,457	5,214,230
Tullow Oil PLC	3,342,024	75,682,921
Unilever PLC	4,819,122	162,260,524
United Utilities Group PLC	2,592,702	25,381,311
Vedanta Resources PLC	468,027	9,654,558
Vodafone Group PLC	192,518,298	537,120,893
Weir Group PLC (The)	785,232	24,322,242
Whitbread PLC	654,759	17,511,955
Wm Morrison Supermarkets PLC	8,211,420	40,053,768
Wolseley PLC	1,065,330	30,917,509
WPP PLC	4,711,392	49,126,113
Xstrata PLC	7,762,545	130,996,236

		8,562,729,589

TOTAL COMMON STOCKS
(Cost: $40,399,265,241)		37,752,196,865

PREFERRED STOCKS—0.57%

GERMANY—0.49%
Bayerische Motoren Werke AG	122,094	6,737,786
Henkel AG & Co. KGaA	664,335	39,946,331
Porsche Automobil Holding SE	593,712	35,099,405
ProSiebenSat.1 Media AG	305,235	6,598,994
RWE AG NVS	104,139	3,943,619
Volkswagen AG	543,438	96,112,748

		188,438,883
ITALY—0.08%
Intesa Sanpaolo SpA RNC	3,093,048	4,534,205
Telecom Italia SpA RNC	22,545,495	23,820,680

		28,354,885

TOTAL PREFERRED STOCKS
(Cost: $191,861,507)		216,793,768

RIGHTS—0.00%

HONG KONG—0.00%
New World Development Co. Ltd.(a)	4,848,299	1,654,603

		1,654,603

TOTAL RIGHTS
(Cost: $0)		1,654,603

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2011

SHORT-TERM INVESTMENTS—1.16%

MONEY MARKET FUNDS—1.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(e)(f)(g)	402,822,264	402,822,264
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(e)(f)(g)	32,896,938	32,896,938
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(e)(f)(h)	6,924,113	6,924,113

		442,643,315

TOTAL SHORT-TERM INVESTMENTS
(Cost: $442,643,315)		442,643,315

TOTAL INVESTMENTS IN SECURITIES—100.72%
(Cost: $41,033,770,063)		38,413,288,551
Other Assets, Less Liabilities—(0.72)%		(276,122,296)

NET ASSETS—100.00%		$38,137,166,255

FDR - Fiduciary Depositary Receipts

NVS - Non-Voting Shares

SDR - Swedish Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(h)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE GROWTH INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—98.65%

AUSTRALIA—8.67%
Alumina Ltd.	592,368	$930,140
Asciano Group	714,840	1,167,951
BHP Billiton Ltd.	783,496	31,421,269
BlueScope Steel Ltd.	450,912	404,244
Boral Ltd.	176,120	734,339
Brambles Ltd.	359,184	2,522,726
Coca-Cola Amatil Ltd.	137,816	1,798,456
Cochlear Ltd.	13,888	862,999
Computershare Ltd.	107,912	868,974
Crown Ltd.	38,304	327,954
CSL Ltd.	131,152	4,015,747
Fortescue Metals Group Ltd.	302,736	1,557,761
Iluka Resources Ltd.	104,384	1,794,090
Incitec Pivot Ltd.	398,664	1,480,370
Insurance Australia Group Ltd.	508,872	1,700,647
James Hardie Industries SE(a)	105,616	698,092
Leighton Holdings Ltd.	36,836	853,533
Lynas Corp. Ltd.(a)	417,256	533,439
Macarthur Coal Ltd.	41,608	714,692
Newcrest Mining Ltd.	187,320	6,661,673
Orica Ltd.	88,032	2,428,338
Origin Energy Ltd.	259,896	3,967,853
Paladin Energy Ltd.(a)(b)	183,288	291,689
Qantas Airways Ltd.(a)	176,736	302,263
QR National Ltd.	411,824	1,446,221
Ramsay Health Care Ltd.	31,920	636,672
Rio Tinto Ltd.	106,288	7,804,557
Santos Ltd.	214,312	2,946,773
Sims Metal Management Ltd.	39,760	584,662
Transurban Group	317,968	1,764,332
Wesfarmers Ltd.	244,664	8,425,850
Westfield Retail Trust	730,408	1,976,063
Woodside Petroleum Ltd.	154,784	6,003,816
Woolworths Ltd.	295,400	7,462,168
WorleyParsons Ltd.	46,592	1,377,170

		108,467,523
AUSTRIA—0.21%
Erste Group Bank AG	47,152	1,025,974
IMMOFINANZ AG(a)	118,272	393,773
Verbund AG	10,864	318,746
voestalpine AG	26,712	931,447

		2,669,940
BELGIUM—1.12%
Anheuser-Busch InBev NV	196,056	10,997,145
Bekaert NV	9,184	413,886
Colruyt SA	18,480	768,122
Mobistar SA	2,576	148,265
UCB SA	9,744	433,550
Umicore	27,944	1,212,747

		13,973,715

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

October 31, 2011

DENMARK—1.70%
Carlsberg A/S Class B	25,760	1,767,360
Coloplast A/S Class B	5,600	824,579
Danske Bank A/S(a)	158,368	2,211,678
DSV A/S	50,792	1,034,959
Novo Nordisk A/S Class B	103,712	11,178,795
Novozymes A/S Class B	11,265	1,700,963
Pandora A/S(b)	14,056	136,750
TDC A/S	90,888	756,974
TrygVesta A/S	6,272	353,657
Vestas Wind Systems A/S(a)	49,229	778,403
William Demant Holding A/S(a)	5,768	463,853

		21,207,971
FINLAND—0.58%
Kesko OYJ Class B	16,632	597,588
Kone OYJ Class B	37,800	2,105,773
Metso OYJ	10,976	430,804
Neste Oil OYJ	31,360	384,264
Nokian Renkaat OYJ	26,829	993,529
UPM-Kymmene OYJ	127,288	1,505,550
Wartsila OYJ Class B	41,048	1,263,590

		7,281,098
FRANCE—7.88%
Accor SA	12,656	419,337
Aeroports de Paris	8,478	674,149
Air France-KLM(a)	11,592	89,072
Alcatel-Lucent(a)	565,544	1,567,386
ALSTOM	49,560	1,873,322
Arkema SA	9,128	629,393
AtoS	11,984	585,369
Bureau Veritas SA	13,328	1,045,123
Cap Gemini SA	18,144	701,517
Carrefour SA	139,720	3,747,569
Christian Dior SA	13,328	1,901,745
Compagnie de Saint-Gobain	97,104	4,562,994
Compagnie Generale de Geophysique-Veritas(a)	34,552	756,873
Compagnie Generale des Etablissements Michelin Class B	42,784	3,143,684
Credit Agricole SA	85,120	673,885
Danone SA	142,072	9,967,545
Dassault Systemes SA	14,392	1,223,909
Edenred SA	38,416	1,098,444
Eramet	1,232	195,897
Essilor International SA	49,112	3,589,473
European Aeronautic Defence and Space Co. NV	99,232	2,957,795
Eutelsat Communications	24,192	1,007,228
Groupe Eurotunnel SA	130,928	1,195,419
Icade	6,272	568,807
Iliad SA	4,704	554,941
Imerys SA	8,288	479,050
JCDecaux SA(a)	16,128	435,622
L’Air Liquide SA	69,104	9,036,208
L’Oreal SA	58,352	6,495,683
Legrand SA	48,328	1,730,023
LVMH Moet Hennessy Louis Vuitton SA	61,936	10,388,192
M6-Metropole Television	5,768	99,921
Pernod Ricard SA	48,216	4,539,486
Publicis Groupe SA	30,408	1,485,941
Safran SA	40,824	1,347,800

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

October 31, 2011

Schneider Electric SA	119,336	7,099,083
SES SA Class A FDR	71,512	1,845,280
Societe BIC SA	7,056	635,479
Societe Television Francaise 1	28,728	391,362
Sodexo	23,080	1,683,962
Suez Environnement SA	23,072	365,091
Technip SA	24,304	2,329,553
Unibail-Rodamco SE	11,872	2,392,784
Vallourec SA	13,720	841,630
Wendel	2,800	210,737

		98,563,763
GERMANY—6.90%
Adidas AG	50,904	3,632,404
Bayer AG Registered	70,952	4,581,529
Bayerische Motoren Werke AG	80,864	6,661,322
Beiersdorf AG	24,192	1,409,951
Brenntag AG	8,064	821,079
Continental AG(a)	19,544	1,477,217
Daimler AG Registered	77,280	3,988,234
Deutsche Boerse AG(a)	47,432	2,646,325
Deutsche Lufthansa AG Registered	56,056	771,861
Fraport AG	6,160	393,039
Fresenius Medical Care AG & Co. KGaA	51,128	3,763,203
Fresenius SE & Co. KGaA	27,832	2,768,258
GEA Group AG	42,728	1,189,854
Henkel AG & Co. KGaA	31,976	1,579,736
Hochtief AG	10,472	771,069
Infineon Technologies AG	266,000	2,422,368
K+S AG	42,000	2,694,459
Kabel Deutschland Holding AG(a)	21,728	1,250,434
LANXESS AG	20,608	1,224,208
Linde AG	41,328	6,626,209
MAN SE	15,400	1,376,647
Merck KGaA	15,960	1,504,843
METRO AG	31,416	1,476,263
QIAGEN NV(a)	57,344	805,433
Salzgitter AG	9,576	546,819
SAP AG	224,112	13,636,794
Siemens AG Registered	130,648	13,889,399
Suedzucker AG	16,240	480,099
TUI AG(a)	36,960	244,510
United Internet AG Registered(c)	27,552	548,197
Volkswagen AG	4,704	746,657
Wacker Chemie AG(b)	4,144	422,579

		86,350,999
GREECE—0.10%
Alpha Bank AE(a)	82,194	113,498
Coca-Cola Hellenic Bottling Co. SA(a)	6,897	137,084
Coca-Cola Hellenic Bottling Co. SA SP ADR(a)(b)	42,679	838,642
EFG Eurobank Ergasias SA(a)(b)	59,793	56,712
Hellenic Telecommunications Organization SA	21,090	117,665

		1,263,601
HONG KONG—2.77%
AIA Group Ltd.	2,027,200	6,291,760
ASM Pacific Technology Ltd.(b)	50,400	560,469
Foxconn International Holdings Ltd.(a)	336,000	228,471
Galaxy Entertainment Group Ltd.(a)	280,000	581,996

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

October 31, 2011

Hang Lung Properties Ltd.	616,000	2,276,780
Hong Kong and China Gas Co. Ltd. (The)	1,171,985	2,662,436
Hong Kong Exchanges and Clearing Ltd.(b)	252,000	4,351,990
Hutchison Whampoa Ltd.	336,000	3,126,336
Hysan Development Co. Ltd.	168,000	593,896
Li & Fung Ltd.(b)	1,456,400	2,850,905
Lifestyle International Holdings Ltd.(b)	140,000	380,425
Orient Overseas International Ltd.	56,000	257,824
Sands China Ltd.(a)	582,400	1,792,577
Shangri-La Asia Ltd.	372,666	759,250
SJM Holdings Ltd.	392,000	690,607
Sun Hung Kai Properties Ltd.	342,000	4,774,346
Wharf (Holdings) Ltd. (The)(b)	168,000	908,693
Wing Hang Bank Ltd.	56,000	512,041
Wynn Macau Ltd.(b)	380,800	1,091,153

		34,691,955
IRELAND—0.25%
Elan Corp. PLC(a)	120,848	1,436,120
Kerry Group PLC Class A	34,384	1,293,928
Ryanair Holdings PLC SP ADR(a)	15,288	439,836

		3,169,884
ISRAEL — 0.67%
Elbit Systems Ltd.	5,656	252,856
Israel Chemicals Ltd.	108,080	1,305,038
Israel Corp. Ltd. (The)	560	413,896
NICE Systems Ltd.(a)	9,576	344,869
Teva Pharmaceutical Industries Ltd.	148,736	6,114,130

		8,430,789
ITALY—1.06%
A2A SpA	134,176	185,277
Atlantia SpA	77,146	1,189,015
Autogrill SpA	28,280	330,549
Banca Monte dei Paschi di Siena SpA	706,048	333,156
Enel Green Power SpA	207,200	480,322
Fiat Industrial SpA(a)	186,424	1,639,452
Luxottica Group SpA	28,280	842,149
Mediobanca SpA	126,448	1,015,889
Parmalat SpA	42,168	94,635
Pirelli & C. SpA	17,897	159,762
Prysmian SpA	32,486	496,160
Saipem SpA	64,848	2,930,578
Tenaris SA	115,920	1,867,463
UniCredit SpA	1,186,360	1,403,215
Unione di Banche Italiane ScpA	74,424	286,506

		13,254,128
JAPAN—20.63%
ABC-MART Inc.	5,600	222,276
Advantest Corp.	39,200	469,043
AEON Mall Co. Ltd.	18,400	434,190
Ajinomoto Co. Inc.	112,000	1,268,304
All Nippon Airways Co. Ltd.	224,000	680,834
Amada Co. Ltd.	56,000	379,198
Asahi Kasei Corp.	280,000	1,687,720
ASICS Corp.	56,000	756,961
Benesse Holdings Inc.	16,800	736,852

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

October 31, 2011

Bridgestone Corp.	156,800	3,742,287
Brother Industries Ltd.	56,000	746,906
Canon Inc.	274,400	12,668,676
Central Japan Railway Co.	343	2,947,227
Chiyoda Corp.	56,000	657,852
Chugai Pharmaceutical Co. Ltd.	56,000	888,387
Chugoku Bank Ltd. (The)	56,000	742,597
Dai-ichi Life Insurance Co. Ltd. (The)	2,184	2,540,414
Daihatsu Motor Co. Ltd.	56,000	1,009,041
Daikin Industries Ltd.	56,000	1,695,620
Dainippon Sumitomo Pharma Co. Ltd.	11,200	124,245
Daito Trust Construction Co. Ltd.	11,200	1,008,323
Daiwa Securities Group Inc.	392,000	1,402,603
Dena Co. Ltd.	22,400	983,905
Dentsu Inc.	44,800	1,378,904
East Japan Railway Co.	84,000	5,133,184
Elpida Memory Inc.(a)(b)	56,000	358,371
FamilyMart Co. Ltd.	16,800	665,752
FANUC Corp.	46,300	7,677,576
Fast Retailing Co. Ltd.	11,500	2,098,686
Fuji Electric Holdings Co. Ltd.	56,000	167,336
Furukawa Electric Co. Ltd.	56,000	160,154
Gree Inc.	22,400	738,862
GS Yuasa Corp.	112,000	600,398
Hakuhodo DY Holdings Inc.	2,240	123,814
Hamamatsu Photonics K.K.	16,800	652,825
Hirose Electric Co. Ltd.	6,200	605,091
Hisamitsu Pharmaceutical Co. Inc.	16,800	680,834
Hitachi Construction Machinery Co. Ltd.(b)	28,500	562,873
Hitachi Metals Ltd.	56,000	649,952
Hokuriku Electric Power Co.	28,000	451,016
Honda Motor Co. Ltd.	397,600	12,268,363
Hoya Corp.	106,400	2,372,935
IBIDEN Co. Ltd.	28,000	635,588
IHI Corp.	336,000	784,251
INPEX Corp.	336	2,266,573
ITOCHU Corp.	184,800	1,865,182
Japan Steel Works Ltd. (The)	56,000	392,126
Japan Tobacco Inc.	1,120	5,680,795
JFE Holdings Inc.	72,800	1,411,652
JGC Corp.	57,000	1,636,717
JS Group Corp.	67,200	1,426,303
Jupiter Telecommunications Co. Ltd.	431	424,505
Kansai Paint Co. Ltd.	56,000	534,325
Kao Corp.	134,400	3,569,636
Kawasaki Heavy Industries Ltd.	336,000	883,360
KDDI Corp.	224	1,663,302
Keihin Electric Express Railway Co. Ltd.	112,000	1,014,069
Keio Corp.	71,059	492,105
Keyence Corp.	11,225	2,905,040
Kintetsu Corp.	392,000	1,387,522
Kirin Holdings Co. Ltd.	224,000	2,783,661
Kobe Steel Ltd.	280,000	477,589
Koito Manufacturing Co. Ltd.	23,000	355,139
Komatsu Ltd.	229,600	5,818,398
Kubota Corp.	280,000	2,355,627
Kuraray Co. Ltd.	56,000	798,615
Kurita Water Industries Ltd.	28,000	784,610
Kyocera Corp.	39,200	3,524,104
Lawson Inc.	16,800	955,537
Mabuchi Motor Co. Ltd.	5,600	249,926
Makita Corp.	28,000	1,068,650
Marubeni Corp.	224,000	1,332,940

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

October 31, 2011

Mazda Motor Corp.(a)	392,000	849,606
McDonald’s Holdings Co. (Japan) Ltd.	16,800	445,989
Medipal Holdings Corp.	16,800	159,005
Minebea Co. Ltd.	56,000	204,681
Miraca Holdings Inc.	11,200	431,626
Mitsubishi Corp.	117,600	2,474,916
Mitsubishi Electric Corp.	448,000	4,222,892
Mitsubishi Estate Co. Ltd.	307,000	5,311,228
Mitsubishi Heavy Industries Ltd.	728,000	3,034,306
Mitsubishi Motors Corp.(a)(b)	952,000	1,281,949
Mitsubishi Tanabe Pharma Corp.	35,766	627,023
Mitsui Engineering & Shipbuilding Co. Ltd.	168,000	273,626
Mitsui Fudosan Co. Ltd.	192,500	3,263,674
Murata Manufacturing Co. Ltd.	50,400	2,866,611
Nabtesco Corp.	22,400	501,576
NGK Insulators Ltd.	56,000	660,725
NHK Spring Co. Ltd.	12,569	117,671
Nidec Corp.	28,000	2,334,081
Nikon Corp.	84,000	1,927,233
Nintendo Co. Ltd.	24,300	3,727,195
Nippon Electric Glass Co. Ltd.	112,500	1,040,237
Nippon Sheet Glass Co. Ltd.	224,000	494,107
Nissin Foods Holdings Co. Ltd.	11,200	433,062
Nitori Holdings Co. Ltd.	8,600	829,394
Nitto Denko Corp.	39,200	1,689,157
Nomura Holdings Inc.	862,400	3,362,226
Nomura Research Institute Ltd.	22,900	525,107
NSK Ltd.	112,000	868,996
NTT Data Corp.	286	977,480
NTT Urban Development Corp.	336	236,137
Odakyu Electric Railway Co. Ltd.	168,000	1,587,894
Olympus Corp.	50,400	782,097
Omron Corp.	33,600	736,852
Oracle Corp. Japan	11,200	391,408
Oriental Land Co. Ltd.	12,100	1,211,940
Otsuka Holdings Co. Ltd.	61,600	1,597,374
Panasonic Corp.	537,600	5,577,665
Rakuten Inc.	1,792	1,978,727
Rinnai Corp.	5,600	422,289
Rohm Co. Ltd.	22,400	1,160,577
Santen Pharmaceutical Co. Ltd.	16,800	631,279
Secom Co. Ltd.	50,400	2,423,854
Seven & I Holdings Co. Ltd.	184,800	4,991,200
Seven Bank Ltd.	112	202,383
Shikoku Electric Power Co. Inc.	44,800	1,153,108
Shimadzu Corp.	56,000	487,644
Shimamura Co. Ltd.	5,700	577,493
Shimano Inc.	16,800	840,269
Shimizu Corp.	168,000	728,233
Shionogi & Co. Ltd.	72,200	995,383
SMC Corp.	11,900	1,890,875
SoftBank Corp.	212,800	7,062,859
Sony Corp.	246,400	5,315,098
Sony Financial Holdings Inc.	42,649	717,608
Square Enix Holdings Co. Ltd.	16,800	325,335
Sumco Corp.(a)	28,000	289,785
Sumitomo Chemical Co. Ltd.	392,000	1,483,039
Sumitomo Electric Industries Ltd.	117,600	1,339,260
Sumitomo Heavy Industries Ltd.	112,000	649,234
Sumitomo Metal Mining Co. Ltd.	83,769	1,180,662
Sumitomo Realty & Development Co. Ltd.	56,000	1,188,586
Suruga Bank Ltd.	56,000	474,716
Suzuki Motor Corp.	84,000	1,824,893

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

October 31, 2011

Sysmex Corp.	16,800	560,826
Taiyo Nippon Sanso Corp.	56,000	405,771
TDK Corp.	22,400	939,378
Terumo Corp.	39,200	2,025,983
THK Co. Ltd.	16,800	334,384
Tobu Railway Co. Ltd.	128,000	617,223
Toho Co. Ltd.	28,000	487,644
Toho Gas Co. Ltd.	56,000	318,871
Tokio Marine Holdings Inc.	179,200	4,348,142
Tokyu Corp.	280,000	1,364,540
Toray Industries Inc.	224,000	1,620,212
Toshiba Corp.	1,008,000	4,511,600
TOTO Ltd.	56,000	471,844
Toyota Motor Corp.	235,200	7,975,233
Trend Micro Inc.	28,000	1,020,173
Tsumura & Co.	16,800	476,368
Unicharm Corp.	28,000	1,263,995
Ushio Inc.	28,000	423,726
Yahoo! Japan Corp.	3,529	1,150,461
Yakult Honsha Co. Ltd.	22,400	639,754
Yamada Denki Co. Ltd.	19,600	1,427,740
Yamaha Corp.	11,200	116,201
Yamaha Motor Co. Ltd.(a)	44,800	653,830
Yamato Holdings Co. Ltd.	50,400	848,026
Yamato Kogyo Co. Ltd.	11,200	290,144
Yamazaki Baking Co. Ltd.	56,000	748,342
Yaskawa Electric Corp.	57,000	504,392
Yokogawa Electric Corp.(a)	50,400	482,832

		258,037,004
NETHERLANDS—3.13%
ASML Holding NV	104,440	4,409,517
Fugro NV CVA	16,560	986,972
Heineken Holding NV	28,168	1,219,325
Heineken NV	62,608	3,066,002
Koninklijke Ahold NV	288,008	3,721,874
Koninklijke KPN NV	246,792	3,268,764
Koninklijke Philips Electronics NV	246,064	5,180,753
Randstad Holding NV	29,120	1,046,892
Royal Boskalis Westminster NV CVA	17,136	607,093
Royal Vopak NV	17,080	890,987
SBM Offshore NV	41,272	921,058
Unilever NV CVA	397,712	13,851,569

		39,170,806
NEW ZEALAND—0.11%
Auckland International Airport Ltd.	79,128	151,011
Fletcher Building Ltd.	166,096	896,996
Sky City Entertainment Group Ltd.	95,984	275,938

		1,323,945
NORWAY—0.58%
Aker Solutions ASA	40,992	481,323
Norsk Hydro ASA	230,888	1,217,150
Renewable Energy Corp. ASA(a)	122,696	120,372
Subsea 7 SA(a)	68,768	1,510,179
Telenor ASA	91,392	1,647,375
Yara International ASA	46,480	2,235,308

		7,211,707

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

October 31, 2011

PORTUGAL—0.23%
CIMPOR-Cimentos de Portugal SGPS SA	51,296	385,499
EDP Renovaveis SA(a)	56,616	342,721
Galp Energia SGPS SA Class B	56,168	1,173,579
Jeronimo Martins SGPS SA	52,584	916,802

		2,818,601
SINGAPORE—1.65%
CapitaMalls Asia Ltd.(b)	168,000	183,207
City Developments Ltd.	112,000	976,208
COSCO Corp. (Singapore) Ltd.(b)	247,043	201,313
Fraser and Neave Ltd.(b)	168,000	826,780
Genting Singapore PLC(a)	1,456,000	2,018,183
Global Logistic Properties Ltd.(a)	448,000	629,927
Golden Agri-Resources Ltd.	1,624,600	843,645
Hutchison Port Holdings Trust(b)	1,288,000	862,960
Jardine Cycle & Carriage Ltd.	28,000	1,017,816
Keppel Corp. Ltd.	370,200	2,806,741
Keppel Land Ltd.(b)	56,000	125,270
Neptune Orient Lines Ltd.	224,000	204,011
Noble Group Ltd.(b)	896,181	1,113,335
Olam International Ltd.	336,000	684,509
Oversea-Chinese Banking Corp. Ltd.	280,000	1,894,703
SembCorp Industries Ltd.	224,000	749,828
SembCorp Marine Ltd.(b)	224,000	755,197
Singapore Exchange Ltd.	224,000	1,207,957
Singapore Technologies Engineering Ltd.	392,000	886,283
StarHub Ltd.	168,000	378,493
Wilmar International Ltd.	448,000	1,957,785
Yangzijiang Shipbuilding (Holdings) Ltd.	448,000	338,228

		20,662,379
SPAIN—1.21%
Abertis Infraestructuras SA	50,814	845,897
Acciona SA	3,920	375,242
Acerinox SA(b)	8,568	114,965
Amadeus IT Holding SA Class A	44,688	851,439
Distribuidora Internacional de Alimentacion SA(a)	139,720	644,083
Enagas SA	43,848	872,741
Ferrovial SA	92,568	1,187,847
Grifols SA(a)(b)	36,064	678,323
Industria de Diseno Textil SA	53,088	4,869,338
Red Electrica Corporacion SA	26,269	1,281,484
Repsol YPF SA	96,320	2,942,201
Zardoya Otis SA	35,752	487,199

		15,150,759
SWEDEN—3.70%
Alfa Laval AB	81,984	1,548,112
Assa Abloy AB Class B	76,552	1,883,581
Atlas Copco AB Class A	162,400	3,583,997
Atlas Copco AB Class B	96,880	1,908,803
Electrolux AB Class B	58,408	1,100,214
Getinge AB Class B	49,784	1,304,250
Hennes & Mauritz AB Class B	249,200	8,320,669
Hexagon AB Class B	62,328	969,703
Husqvarna AB Class B	70,392	360,881
Industrivarden AB Class C	18,592	234,768
Kinnevik Investment AB Class B	24,920	527,605

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

October 31, 2011

Millicom International Cellular SA SDR	18,592	2,065,906
Modern Times Group MTG AB Class B	11,424	610,943
Ratos AB Class B	30,464	410,829
Sandvik AB	246,904	3,442,322
Scania AB Class B	77,112	1,311,814
SKF AB Class B	94,920	2,137,355
SSAB AB Class A	13,440	131,571
Swedbank AB Class A	203,448	2,889,949
Swedish Match AB	52,248	1,822,915
Tele2 AB Class B	76,496	1,627,851
Telefonaktiebolaget LM Ericsson Class B	366,296	3,857,775
Volvo AB Class B	338,464	4,273,919

		46,325,732
SWITZERLAND—10.59%
ABB Ltd. Registered(a)	533,848	10,250,274
Actelion Ltd. Registered(a)	26,936	1,010,564
Adecco SA Registered(a)	32,444	1,580,099
Aryzta AG	20,384	993,685
Compagnie Financiere Richemont SA Class A Bearer	127,456	7,354,920
GAM Holding AG(a)	50,568	612,646
Geberit AG Registered(a)	9,470	1,962,948
Givaudan SA Registered(a)	2,016	1,856,720
Holcim Ltd. Registered(a)	30,016	1,930,289
Julius Baer Group Ltd.(a)	50,176	1,921,070
Kuehne & Nagel International AG Registered	13,272	1,665,858
Lindt & Spruengli AG Participation Certificates	280	872,026
Lindt & Spruengli AG Registered	24	892,972
Lonza Group AG Registered(a)	12,301	827,789
Nestle SA Registered	549,472	32,117,736
Pargesa Holding SA Bearer	4,312	340,929
Roche Holding AG Genusschein	171,752	28,539,865
Schindler Holding AG Participation Certificates	11,876	1,407,445
Schindler Holding AG Registered	5,264	624,450
SGS SA Registered	1,344	2,330,547
Sika AG Bearer	504	999,550
Sonova Holding AG Registered(a)	12,042	1,292,980
Straumann Holding AG Registered	1,904	338,907
Sulzer AG Registered	5,880	695,498
Swatch Group AG (The) Bearer	7,504	3,202,212
Swatch Group AG (The) Registered	10,808	808,614
Swiss Re AG(a)	56,448	3,126,421
Syngenta AG Registered(a)	23,072	7,113,955
Synthes Inc.(c)	15,960	2,697,878
Transocean Ltd.	27,328	1,569,132
UBS AG Registered(a)	891,464	11,476,012

		132,413,991
UNITED KINGDOM—24.91%
Admiral Group PLC	49,392	939,942
Aggreko PLC	65,100	1,798,935
AMEC PLC	80,640	1,204,641
Anglo American PLC	322,952	11,955,490
Antofagasta PLC	98,056	1,847,037
ARM Holdings PLC	329,224	3,106,037
Associated British Foods PLC	87,192	1,556,548
Babcock International Group PLC	86,553	984,224
BG Group PLC	829,416	18,160,293
BHP Billiton PLC	522,368	16,589,067
British American Tobacco PLC	485,576	22,451,052
British Sky Broadcasting Group PLC	276,808	3,145,444

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

October 31, 2011

Bunzl PLC	80,813	1,051,349
Burberry Group PLC	106,848	2,312,735
Cairn Energy PLC(a)	342,776	1,629,948
Capita Group PLC	149,968	1,758,591
Carnival PLC	44,800	1,650,876
Centrica PLC	1,257,032	6,019,973
Cobham PLC	280,280	814,320
Compass Group PLC	464,072	4,239,674
Diageo PLC	611,408	12,720,808
Essar Energy PLC(a)	76,048	377,576
Eurasian Natural Resources Corp.	64,456	684,573
Experian PLC	240,856	3,150,947
Fresnillo PLC	45,864	1,257,014
G4S PLC	342,496	1,349,994
GKN PLC	377,496	1,159,529
HSBC Holdings PLC	4,359,152	38,339,767
ICAP PLC	137,376	896,046
Imperial Tobacco Group PLC	248,416	9,118,023
Inmarsat PLC	112,728	853,730
InterContinental Hotels Group PLC	71,400	1,324,186
Intertek Group PLC	38,248	1,268,677
Invensys PLC	196,191	714,095
ITV PLC(a)	899,248	929,671
Johnson Matthey PLC	52,136	1,581,230
Kazakhmys PLC	52,025	778,855
Lloyds Banking Group PLC(a)	10,092,992	5,293,795
London Stock Exchange Group PLC	36,512	530,406
Lonmin PLC	25,760	452,382
Man Group PLC	229,992	556,474
National Grid PLC	557,984	5,561,467
Next PLC	44,296	1,827,494
Petrofac Ltd.	63,560	1,473,225
Randgold Resources Ltd.	22,008	2,413,797
Reckitt Benckiser Group PLC	150,696	7,778,768
Reed Elsevier PLC	101,880	878,956
Rio Tinto PLC	348,992	19,067,985
Rolls-Royce Holdings PLC(a)	456,624	5,177,686
Rolls-Royce Holdings PLC Class C(a)	32,069,682	51,764
SABMiller PLC	232,512	8,524,890
Sage Group PLC (The)	319,648	1,434,840
Schroders PLC	27,272	629,042
Serco Group PLC	119,673	1,003,488
Severn Trent PLC	20,328	497,421
Shire PLC	137,872	4,341,742
Smith & Nephew PLC	219,016	2,016,797
Smiths Group PLC	95,984	1,482,660
SSE PLC	113,400	2,460,045
Standard Chartered PLC	582,736	13,723,276
Tesco PLC	1,962,576	12,726,618
Tullow Oil PLC	218,008	4,936,973
Unilever PLC	312,760	10,530,674
Vedanta Resources PLC	29,512	608,780
Weir Group PLC (The)	51,016	1,580,200
Whitbread PLC	42,784	1,144,286
Wm Morrison Supermarkets PLC	542,640	2,646,896
Wolseley PLC	69,664	2,021,756
Xstrata PLC	507,024	8,556,245

		311,651,725

TOTAL COMMON STOCKS
(Cost: $1,187,489,107)		1,234,092,015

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

October 31, 2011

PREFERRED STOCKS—0.92%

GERMANY—0.92%
Bayerische Motoren Werke AG	13,272	732,418
Henkel AG & Co. KGaA	43,456	2,613,001
Porsche Automobil Holding SE	24,024	1,420,264
ProSiebenSat.1 Media AG	20,720	447,954
Volkswagen AG	35,392	6,259,449

		11,473,086

TOTAL PREFERRED STOCKS
(Cost: $10,481,364)		11,473,086

SHORT-TERM INVESTMENTS—0.68%

MONEY MARKET FUNDS—0.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(d)(e)(f)	7,252,160	7,252,160
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	592,256	592,256
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(d)(e)(g)	659,503	659,503

		8,503,919

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,503,919)		8,503,919

TOTAL INVESTMENTS IN SECURITIES—100.25%
(Cost: $1,206,474,390)		1,254,069,020
Other Assets, Less Liabilities—(0.25)%		(3,117,259)

NET ASSETS—100.00%		$1,250,951,761

FDR - Fiduciary Depositary Receipts

SDR - Swedish Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(g)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE MINIMUM VOLATILITY INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—99.86%

AUSTRALIA—3.73%
Amcor Ltd.	716	$5,333
CFS Retail Property Trust	33,580	64,841
Commonwealth Bank of Australia	1,429	74,698
CSL Ltd.	352	10,778
QR National Ltd.	30,847	108,327
Westfield Group	1,795	14,664
Westpac Banking Corp.	1,596	37,794
Woolworths Ltd.	2,494	63,001

		379,436
BELGIUM—1.92%
Belgacom SA	2,799	85,577
Colruyt SA	1,388	57,692
Groupe Bruxelles Lambert SA	298	23,210
Mobistar SA	504	29,008

		195,487
DENMARK—0.74%
Novo Nordisk A/S Class B	532	57,343
Novozymes A/S Class B	118	17,817

		75,160
FINLAND—0.67%
Kone OYJ Class B	590	32,868
Orion OYJ Class B	787	16,542
Sampo OYJ Class A	685	19,080

		68,490
FRANCE—5.24%
Danone SA	550	38,587
Dassault Systemes SA	284	24,151
Edenred SA	869	24,848
Essilor International SA	419	30,624
Eutelsat Communications	1,236	51,460
France Telecom SA	2,724	49,544
L’Air Liquide SA	1,011	132,201
L’Oreal SA	49	5,455
Neopost SA	70	5,384
SCOR SE	298	7,029
SES SA Class A FDR	213	5,496
Sodexo	369	26,923
Total SA	885	46,679
Unibail-Rodamco SE	421	84,852

		533,233
GERMANY—3.74%
Deutsche Telekom AG Registered	3,759	48,204
Fresenius Medical Care AG & Co. KGaA	1,020	75,076
Linde AG	415	66,538
Muenchener Rueckversicherungs-Gesellschaft AG Registered	620	84,281
SAP AG	1,750	106,484

		380,583

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY INDEX FUND

October 31, 2011

HONG KONG—8.08%
AIA Group Ltd.	36,200	112,353
BOC Hong Kong (Holdings) Ltd.	11,000	26,604
Cheung Kong Infrastructure Holdings Ltd.	8,000	43,220
CLP Holdings Ltd.	17,500	156,745
Hang Seng Bank Ltd.	9,200	119,902
Hopewell Holdings Ltd.	10,000	26,143
Link REIT (The)	41,000	141,771
MTR Corp. Ltd.(a)	7,500	24,436
Power Assets Holdings Ltd.(a)	22,500	171,974

		823,148
IRELAND—0.08%
Ryanair Holdings PLC SP ADR(b)	272	7,826

		7,826
ISRAEL—1.83%
Bank Hapoalim Ltd.	13,125	51,555
Bank Leumi le-Israel	4,302	15,124
Bezeq The Israel Telecommunication Corp. Ltd.	30,163	64,543
Teva Pharmaceutical Industries Ltd.	1,339	55,043

		186,265
ITALY—2.79%
Enel Green Power SpA	29,164	67,607
Snam Rete Gas SpA	26,585	130,598
Terna SpA	22,283	85,968

		284,173
JAPAN—26.68%
All Nippon Airways Co. Ltd.	16,000	48,631
Asahi Group Holdings Ltd	500	10,381
Astellas Pharma Inc.	800	29,620
Bank of Kyoto Ltd. (The)	5,000	43,091
Bank of Yokohama Ltd. (The)	3,000	13,966
Benesse Holdings Inc.	1,300	57,018
Central Japan Railway Co.	4	34,370
Chubu Electric Power Co. Inc.	1,700	31,286
Chugai Pharmaceutical Co. Ltd.	1,700	26,969
Chugoku Bank Ltd. (The)	3,000	39,782
Daito Trust Construction Co. Ltd.	300	27,009
East Japan Railway Co.	1,000	61,109
FamilyMart Co. Ltd.	1,200	47,554
Gunma Bank Ltd. (The)	7,000	36,358
Hachijuni Bank Ltd. (The)	8,000	45,040
Iyo Bank Ltd. (The)	4,000	38,063
Japan Real Estate Investment Corp.	6	51,632
Jupiter Telecommunications Co. Ltd.	31	30,533
Kansai Electric Power Co. Inc. (The)	3,500	52,113
Kansai Paint Co. Ltd.	2,000	19,083
Kao Corp.	300	7,968
Kintetsu Corp.	8,000	28,317
Kyushu Electric Power Co. Inc.	900	12,027
Lawson Inc.	1,100	62,565
McDonald’s Holdings Co. (Japan) Ltd.	1,200	31,856

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY INDEX FUND

October 31, 2011

Mitsubishi Tanabe Pharma Corp.	4,100	71,878
Nippon Building Fund Inc.	6	58,403
Nippon Telegraph and Telephone Corp.	2,500	129,208
Nissin Foods Holdings Co. Ltd.	1,100	42,533
Nitori Holdings Co. Ltd.	700	67,509
NTT DoCoMo Inc.	88	157,209
Odakyu Electric Railway Co. Ltd.	6,000	56,710
Ono Pharmaceutical Co. Ltd.	1,400	73,793
Oracle Corp. Japan	700	24,463
Oriental Land Co. Ltd.	900	90,144
Osaka Gas Co. Ltd.	8,000	30,471
Rakuten Inc.	124	136,921
Sankyo Co. Ltd.	100	5,296
Santen Pharmaceutical Co. Ltd.	1,400	52,607
Secom Co. Ltd.	1,700	81,757
Seven Bank Ltd.	10	18,070
Shimamura Co. Ltd.	400	40,526
Shizuoka Bank Ltd. (The)	8,000	78,692
Taisho Pharmaceutical Holdings Co. Ltd.(b)	400	28,317
Takeda Pharmaceutical Co. Ltd.	3,400	154,357
Tokyo Gas Co. Ltd.	26,000	112,369
TonenGeneral Sekiyu K.K.	5,000	57,134
Tsumura & Co.	800	22,684
Unicharm Corp.	2,100	94,800
West Japan Railway Co.	2,800	119,577
Yahoo! Japan Corp.	78	25,428

		2,717,197
NETHERLANDS—1.90%
Koninklijke Ahold NV	3,749	48,448
Koninklijke KPN NV	4,245	56,225
Unilever NV CVA	2,546	88,672

		193,345
NEW ZEALAND—0.28%
Fletcher Building Ltd.	5,205	28,109

		28,109
PORTUGAL—0.72%
CIMPOR-Cimentos de Portugal SGPS SA	3,220	24,199
Galp Energia SGPS SA Class B	1,433	29,941
Portugal Telecom SGPS SA Registered	2,715	19,692

		73,832
SINGAPORE—4.74%
DBS Group Holdings Ltd.	12,000	118,495
Oversea-Chinese Banking Corp. Ltd.	20,000	135,336
Singapore Airlines Ltd.	9,000	84,269
Singapore Press Holdings Ltd.	12,000	37,389
Singapore Telecommunications Ltd.	26,000	66,262
United Overseas Bank Ltd.	3,000	41,104

		482,855
SPAIN—0.77%
Amadeus IT Holding SA Class A	2,871	54,701
Telefonica SA	1,117	23,962

		78,663

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY INDEX FUND

October 31, 2011

SWEDEN—0.08%
Hennes & Mauritz AB Class B	233	7,780

		7,780
SWITZERLAND—11.32%
Givaudan SA Registered(b)	149	137,228
Lindt & Spruengli AG Registered	2	74,414
Nestle SA Registered	2,511	146,773
Novartis AG Registered	2,559	145,788
Roche Holding AG Genusschein	874	145,232
Schindler Holding AG Participation Certificates	214	25,361
SGS SA Registered	83	143,925
Swisscom AG Registered	348	141,750
Syngenta AG Registered(b)	430	132,585
Synthes Inc.(c)	352	59,502

		1,152,558
UNITED KINGDOM—24.55%
Admiral Group PLC	3,739	71,154
AstraZeneca PLC	2,480	119,529
BP PLC	2,525	18,789
British American Tobacco PLC	1,889	87,340
British Sky Broadcasting Group PLC	6,156	69,952
Capita Group PLC	8,933	104,752
Centrica PLC	2,690	12,883
Compass Group PLC	10,589	96,739
Diageo PLC	4,651	96,768
Essar Energy PLC(b)	771	3,828
Experian PLC	5,437	71,128
G4S PLC	11,377	44,844
GlaxoSmithKline PLC	7,012	158,453
HSBC Holdings PLC	6,481	57,002
Imperial Tobacco Group PLC	818	30,024
J Sainsbury PLC	9,753	47,085
Marks & Spencer Group PLC	5,186	26,945
Pearson PLC	6,188	114,363
Reckitt Benckiser Group PLC	2,709	139,836
Reed Elsevier PLC	7,476	64,498
Rexam PLC	4,681	26,150
Royal Dutch Shell PLC Class A	2,030	72,282
Royal Dutch Shell PLC Class B	2,569	92,698
RSA Insurance Group PLC	20,116	36,268
Sage Group PLC (The)	7,154	32,113
Serco Group PLC	9,105	76,348
Shire PLC	2,353	74,099
SSE PLC	3,963	85,971
Tesco PLC	19,124	124,012
Unilever PLC	4,172	140,472
Vodafone Group PLC	55,885	155,918
Wm Morrison Supermarkets PLC	30,358	148,081

		2,500,324

TOTAL COMMON STOCKS
(Cost: $9,944,015)		10,168,464

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY INDEX FUND

October 31, 2011

SHORT-TERM INVESTMENTS—0.59%

MONEY MARKET FUNDS—0.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(d)(e)(f)	46,174	46,174
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	3,771	3,771
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(d)(e)(g)	10,000	10,000

		59,945

TOTAL SHORT-TERM INVESTMENTS
(Cost: $59,945)		59,945

TOTAL INVESTMENTS IN SECURITIES—100.45%
(Cost: $10,003,960)		10,228,409
Other Assets, Less Liabilities—(0.45)%		(46,190)

NET ASSETS—100.00%		$10,182,219

FDR - Fiduciary Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(g)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—99.36%

AUSTRALIA—9.83%
Abacus Property Group	185,910	$375,746
Acrux Ltd.(a)	189,390	679,155
Adelaide Brighton Ltd.	836,502	2,547,088
Aditya Birla Minerals Ltd.	448,164	468,348
AET&D Holdings No. 1 Pty Ltd.(a)(b)	169,200	18
Alesco Corp. Ltd.	141,423	211,560
Alkane Resources Ltd.(a)	154,167	193,005
Ampella Mining Ltd.(a)	133,897	257,125
Ansell Ltd.	212,400	3,154,843
APA Group	1,068,726	4,932,315
APN News & Media Ltd.	899,160	834,719
Aquarius Platinum Ltd.	436,482	1,319,795
Aquila Resources Ltd.(a)(c)	126,378	804,485
Arafura Resources Ltd.(a)	582,763	377,152
ARB Corp. Ltd.	14,868	126,194
Ardent Leisure Group	323,357	375,657
Aristocrat Leisure Ltd.	140,361	338,039
Aspen Group Ltd.	1,077,489	468,697
Aston Resources Ltd.(a)(c)	69,207	774,636
Astro Japan Property Trust	106,566	244,212
Atlas Iron Ltd.	578,967	1,928,762
Aurora Oil and Gas Ltd.(a)(c)	154,875	476,513
Ausdrill Ltd.	160,893	500,150
Austal Ltd.	106,914	258,621
Austar United Communications Ltd.(a)	1,355,643	1,661,202
Austin Engineering Ltd.	34,692	144,650
Australand Property Group	90,543	249,760
Australian Agricultural Co. Ltd.(a)	243,745	362,042
Australian Infrastructure Fund	119,274	240,433
AWE Ltd.(a)	751,719	1,108,576
Bandanna Energy Ltd.(a)	80,096	70,532
Bank of Queensland Ltd.	191,160	1,709,699
Bathurst Resources Ltd.(a)(c)	254,208	210,368
Beach Energy Ltd.	1,976,913	2,474,940
Beadell Resources Ltd.(a)	376,302	313,402
Billabong International Ltd.	107,262	487,063
Biota Holdings Ltd.(a)	280,001	237,654
Boart Longyear Group	498,078	1,706,849
Bow Energy Ltd.(a)	450,111	713,931
Bradken Ltd.	179,832	1,474,829
Brockman Resources Ltd.(a)	68,089	124,251
BT Investment Management Ltd.	33,453	71,339
Bunnings Warehouse Property Trust	403,383	712,569
Cabcharge Australia Ltd.	66,349	296,355
Campbell Brothers Ltd.	79,650	3,899,892
Carbon Energy Ltd.(a)	1,900,803	312,582
Cardno Ltd.	97,527	543,224
Carnarvon Petroleum Ltd.(a)(c)	2,540,835	363,920
carsales.com Ltd.	39,471	207,290
Centro Retail Group(a)	873,068	254,728
Challenger Diversified Property Group	353,127	194,818
Challenger Financial Services Group Ltd.	484,803	2,350,589
Challenger Infrastructure Fund Class A	277,554	340,114
Charter Hall Office REIT	601,977	2,171,471
Charter Hall Retail REIT	297,183	1,031,019
Clough Ltd.	140,538	120,029

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2011

Coal of Africa Ltd.(a)	414,711	354,190
Coalspur Mines Ltd.(a)(c)	457,722	908,110
Commonwealth Property Office Fund	1,115,277	1,100,426
Count Financial Ltd.	102,564	150,709
Cromwell Group	362,008	263,090
CSR Ltd.	228,507	591,540
Customers Ltd.	145,848	164,022
Dart Energy Ltd.(a)	533,124	350,683
David Jones Ltd.(c)	609,234	2,191,185
Decmil Group Ltd.	78,765	177,159
Deep Yellow Ltd.(a)	2,574,642	341,446
Discovery Metals Ltd.(a)	166,804	246,874
Downer EDI Ltd.(a)	427,986	1,384,920
DUET Group	1,760,712	3,119,607
DuluxGroup Ltd.	98,554	276,041
Eastern Star Gas Ltd.(a)	558,253	527,128
Elders Ltd.(a)	706,407	209,850
Emeco Holdings Ltd.	570,648	602,402
Energy Resources of Australia Ltd.(a)	292,582	616,174
Energy World Corp. Ltd.(a)	985,359	606,342
Envestra Ltd.	1,093,860	748,543
Extract Resources Ltd.(a)	149,742	1,226,468
FKP Property Group	502,005	263,638
Fleetwood Corp. Ltd.	59,826	778,172
FlexiGroup Ltd.	115,099	274,757
Flight Centre Ltd.	75,225	1,586,623
Forge Group Ltd.	18,632	94,292
G.U.D Holdings Ltd.	32,740	271,284
Gindalbie Metals Ltd.(a)(c)	682,574	398,297
Goodman Fielder Ltd.	1,049,256	612,265
GrainCorp Ltd.	99,297	833,312
Grange Resources Ltd.	350,637	169,264
Gryphon Minerals Ltd.(a)	115,227	170,539
Guildford Coal Ltd.(a)	108,147	113,591
GWA Group Ltd.	69,823	170,381
Hastings Diversified Utilities Fund	588,171	1,017,153
Hills Industries Ltd.	223,197	256,929
Horizon Oil Ltd.(a)	1,335,369	340,023
Hunnu Coal Ltd.(a)	161,070	305,888
iiNET Ltd.	138,257	379,911
Imdex Ltd.	99,651	223,079
Independence Group NL	215,232	1,214,825
Industrea Ltd.	249,180	339,712
Infigen Energy	1,510,518	464,750
ING Office Fund	2,952,891	1,958,045
Integra Mining Ltd.(a)	495,533	276,011
Intrepid Mines Ltd.(a)(c)	350,814	424,304
Invocare Ltd.	29,949	220,832
IOOF Holdings Ltd.	338,247	2,282,371
Iress Market Technology Ltd.	25,425	205,277
JB Hi-Fi Ltd.(c)	156,468	2,626,196
Jupiter Mines Ltd.(a)	253,110	89,960
Kagara Ltd.(a)(c)	848,361	364,528
Karoon Gas Australia Ltd.(a)	172,752	819,268
Kingsgate Consolidated Ltd.	168,681	1,340,427
Kingsrose Mining Ltd.(a)	195,054	319,726
Linc Energy Ltd.(a)	381,612	842,133
M2 Telecommunications Group Ltd.	38,656	116,474
Macmahon Holdings Ltd.(a)	1,586,628	1,026,834
Macquarie Atlas Roads Group(a)	122,580	184,673
Matrix Composites & Engineering Ltd.	19,647	66,911
Medusa Mining Ltd.	81,774	576,942
Mesoblast Ltd.(a)(c)	58,233	506,615

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2011

Metminco Ltd.(a)	564,453	125,760
Miclyn Express Offshore Ltd.	131,334	245,236
Mincor Resources NL	717,204	646,780
Mineral Deposits Ltd.(a)	62,676	430,895
Mineral Resources Ltd.	54,339	649,150
Mirabela Nickel Ltd.(a)(c)	318,777	561,423
Molopo Energy Ltd.(a)	440,022	340,794
Moly Mines Ltd.(a)	197,709	105,929
Monadelphous Group Ltd.	47,613	921,394
Mount Gibson Iron Ltd.	812,430	1,331,710
Multiplex SITES Trust(a)	4,557	374,935
Murchison Metals Ltd.(a)(c)	926,772	294,978
Myer Holdings Ltd.	319,662	885,170
Navitas Ltd.	106,909	470,714
Nexus Energy Ltd.(a)(c)	1,290,153	294,290
Nkwe Platinum Ltd.(a)	947,481	271,412
Northern Iron Ltd.(a)	149,742	183,494
NRW Holdings Ltd.	242,667	630,771
Nufarm Ltd.(a)	74,347	373,095
Pacific Brands Ltd.	1,244,487	792,203
PanAust Ltd.(a)	482,679	1,669,441
Panoramic Resources Ltd.	347,628	510,810
Perilya Ltd.(a)	962,880	469,921
Perpetual Ltd.	23,010	555,384
Perseus Mining Ltd.(a)	309,396	1,027,435
Platinum Asset Management Ltd.	60,768	259,822
Platinum Australia Ltd.(a)(c)	1,586,805	303,034
PMP Ltd.	270,810	162,334
Primary Health Care Ltd.	454,182	1,609,428
Programmed Maintenance Services Ltd.	164,380	346,182
Publishing and Broadcasting Ltd.	763,578	2,130,612
Ramelius Resources Ltd.(a)	156,468	204,186
REA Group Ltd.	10,797	148,114
Regis Resources Ltd.(a)	341,079	1,085,604
Reject Shop Ltd. (The)	7,788	82,296
Resolute Mining Ltd.(a)(c)	441,084	779,167
Rex Minerals Ltd.(a)	135,936	244,455
Roc Oil Co. Ltd.(a)	1,409,894	448,748
SAI Global Ltd.	213,993	1,073,880
Sandfire Resources NL(a)	44,405	322,243
Saracen Mineral Holdings Ltd.(a)	406,392	327,683
Sedgman Ltd.	129,034	268,321
Seek Ltd.	227,799	1,503,271
Seven Group Holdings Ltd.	18,806	153,632
Sigma Pharmaceuticals Ltd.(a)	2,224,713	1,652,217
Silex Systems Ltd.(a)	151,321	361,224
Silver Lake Resources Ltd.(a)	165,934	566,874
Skilled Group Ltd.	184,056	356,376
Southern Cross Media Group Ltd.	224,082	292,420
Spark Infrastructure Group(d)	1,058,991	1,365,098
St Barbara Ltd.(a)	435,243	1,011,279
STW Communications Group Ltd.	612,951	595,034
Sundance Resources Ltd.(a)	2,964,750	1,368,272
Tassal Group Ltd.	358,602	593,516
Ten Network Holdings Ltd.(a)	235,943	232,801
Transfield Services Ltd.	406,923	984,333
Transpacific Industries Group Ltd.(a)	537,531	424,869
Transpacific Industries Group Ltd. Temporary(a)	345,555	183,308
Treasury Wine Estates Ltd.	663,040	2,652,016
UGL Ltd.	201,957	2,839,030
West Australian Newspapers Holdings Ltd.	247,800	946,453
Western Areas NL(c)	188,859	1,162,146
White Energy Co. Ltd.(a)(c)	203,727	363,122
White Energy Co. Ltd. (2011 Performance Contingent)(a)(b)	3,154	—

		132,056,600

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2011

AUSTRIA—1.36%
Andritz AG	44,781	3,999,346
Atrium European Real Estate Ltd.	283,908	1,449,340
Austria Technologie & Systemtechnik AG	14,980	197,386
CA Immobilien Anlagen AG(a)	26,645	344,849
conwert Immobilien Invest SE	175,230	2,419,666
EVN AG	16,196	237,423
Intercell AG(a)(c)	58,764	158,436
Oesterreichische Post AG(c)	68,676	2,092,037
RHI AG	52,746	1,163,511
Rosenbauer International AG	3,161	132,203
S IMMO AG(a)	282,846	1,676,682
Schoeller-Bleckmann Oilfield Equipment AG	14,691	1,176,388
Wienerberger AG	143,547	1,757,525
Zumtobel AG	72,039	1,514,233

		18,319,025
BELGIUM—1.57%
Ackermans & van Haaren NV	41,241	3,368,542
Agfa-Gevaert NV(a)(c)	207,267	523,264
Atenor Group SA	707	27,838
Barco NV	25,665	1,403,263
Cofinimmo SA	20,001	2,463,897
Compagnie Maritime Belge SA	20,026	476,524
Deceuninck NV(a)	79,580	126,538
Devgen NV(a)	24,557	168,863
Econocom Group SA	4,359	77,884
Elia System Operator SA	12,194	499,190
EVS Broadcast Equipment SA	13,806	714,420
Galapagos NV(a)	38,660	327,852
Hamon & Cie (International) SA	1,932	49,072
Intervest Offices & Warehouses	2,807	76,033
Ion Beam Applications SA	12,036	94,683
KBC Ancora SCA(a)	5,257	42,895
Leasinvest Real Estate SCA	531	48,312
Nyrstar NV(a)	121,422	1,078,988
Omega Pharma SA	31,860	1,522,456
Recticel SA	32,391	223,184
RHJ International SA(a)	190,629	927,953
Roularta Media Group NV	2,655	56,474
SA D’Ieteren NV	7,788	448,955
SIPEF NV	17,700	1,410,176
Telenet Group Holding NV(a)	58,941	2,296,972
Tessenderlo Chemie NV	57,348	1,802,151
ThromboGenics NV(a)	26,727	708,297
Wereldhave Belgium NV	707	66,070

		21,030,746
CHINA—0.07%
Dah Chong Hong Holdings Ltd.(c)	708,000	875,312

		875,312
DENMARK—1.51%
ALK-Abello A/S	17,877	1,070,690
Alm. Brand A/S(a)	77,526	113,355
Amagerbanken A/S(a)(b)	130,550	2

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2011

Auriga Industries A/S Class B	19,156	298,044
Bakkafrost P/F	12,213	73,972
Bang & Olufsen A/S Class B(a)	81,243	959,455
Bavarian Nordic A/S(a)	38,586	289,326
Christian Hansen Holding A/S	45,489	1,001,942
D/S Norden A/S	28,851	854,508
East Asiatic Co. Ltd. A/S	54,339	1,293,640
FLSmidth & Co. A/S	49,560	3,201,435
Genmab A/S(a)(c)	30,975	182,903
GN Store Nord A/S	318,777	2,387,272
Greentech Energy Systems A/S(a)	126,592	510,203
Jyske Bank A/S Registered(a)	43,011	1,269,061
NeuroSearch A/S(a)	36,639	139,424
NKT Holding A/S(c)	34,692	1,342,912
Royal Unibrew A/S	11,500	607,918
Schouw & Co. A/S	15,399	339,179
SimCorp A/S(c)	9,027	1,565,248
Solar Holdings A/S Class B	2,832	117,589
Sydbank A/S	77,349	1,452,849
TK Development A/S(a)	34,161	94,134
Topdanmark A/S(a)	6,549	1,092,605

		20,257,666
FINLAND—1.37%
Amer Sports OYJ Class A	218,949	3,050,846
Atria PLC	10,116	89,738
Cargotec Corp. Class B	13,629	464,788
Citycon OYJ	450,642	1,678,242
Huhtamaki OYJ	144,255	1,665,992
Kemira OYJ	23,364	323,926
Konecranes OYJ	82,128	1,902,710
Lassila & Tikanoja OYJ	23,687	372,345
Outotec OYJ	55,932	2,635,310
Raisio PLC Series V	84,626	276,205
SRV Group PLC	10,635	65,417
Talvivaara Mining Co. PLC(a)	71,563	271,699
Technopolis OYJ	66,001	313,918
Tieto OYJ	108,324	1,729,983
Uponor OYJ	106,023	1,106,888
YIT OYJ	149,388	2,381,627

		18,329,634
FRANCE—3.84%
Altran Technologies SA(a)	204,081	1,048,658
Aperam	27,081	473,290
Beneteau SA	91,863	1,326,150
BOURBON SA(c)	52,923	1,490,734
CFAO SA	11,682	456,233
Club Mediterranee SA(a)	56,286	1,076,340
Derichebourg(a)	208,152	842,248
Etablissements Maurel et Prom	124,785	2,541,131
Euler Hermes SA	1,232	89,975
Eurofins Scientific SA	18,054	1,640,336
Faurecia	33,099	891,474
Gemalto NV	94,341	4,338,416
GFI Informatique(a)	20,026	82,679
Groupe Steria SCA	54,870	1,059,977
Haulotte Group(a)	75,048	847,883
Havas SA	517,371	2,257,976
IMS International Metal Service(a)	54,516	768,373
Ingenico SA	66,552	2,655,307

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2011

Ipsen SA	2,632	87,611
Ipsos SA	2,560	84,732
Mercialys	2,457	92,341
Mersen	1,407	55,391
METabolic EXplorer SA(a)(c)	14,458	74,211
Nexans SA	30,090	1,916,748
Nexity	38,409	1,118,869
Orpea SA	47,613	2,068,358
PagesJaunes Groupe SA(c)	56,766	245,370
Parrot SA(a)	11,500	273,646
Rallye SA	1,582	51,192
Remy Cointreau SA	40,179	3,328,874
Rubis SA	10,620	608,879
SA des Ciments Vicat	1,407	92,796
Saft Groupe SA	48,321	1,482,758
SEB SA	33,276	2,814,969
Sechilienne-Sidec	42,303	797,442
Societe Immobiliere de Location pour l’Industrie et le Commerce	24,426	2,589,613
Soitec SA(a)(c)	90,803	458,607
Spir Communication(a)	1,232	46,912
Technicolor SA Registered(a)	15,328	42,011
Teleperformance SA	84,960	1,810,713
Ubisoft Entertainment SA(a)	8,017	48,799
Valeo SA	69,915	3,563,286
Zodiac Aerospace	50,445	3,997,892

		51,639,200
GERMANY—5.17%
ADVA AG Optical Networking(a)(c)	80,792	481,969
AIXTRON AG(c)	103,191	1,472,411
Asian Bamboo AG(c)	13,629	205,020
Aurubis AG	49,383	2,817,855
Balda AG(a)	75,756	545,757
Bertrandt AG	9,753	553,049
Bilfinger Berger AG	55,578	5,021,756
Borussia Dortmund GmbH & Co. KGaA(a)	17,700	53,573
CENTROTEC Sustainable AG	14,980	294,502
Colonia Real Estate AG(a)	41,792	197,608
Conergy AG(a)(c)	329,222	142,352
Constantin Medien AG(a)	29,951	62,663
Deutsche EuroShop AG	5,607	207,403
Deutsche Wohnen AG Bearer	95,757	1,426,440
DEUTZ AG(a)	177,708	1,125,812
Douglas Holding AG(c)	56,286	2,297,135
ElringKlinger AG	62,481	1,745,584
Freenet AG	130,449	1,700,324
Fuchs Petrolub AG	7,257	348,047
GAGFAH SA	110,979	721,337
Gerresheimer AG	43,188	1,927,635
Gesco AG	4,032	327,757
Gildemeister AG(a)	100,713	1,483,410
Grammer AG(a)	3,363	62,504
Heidelberger Druckmaschinen AG(a)(c)	267,801	533,399
IVG Immobilien AG(a)	108,855	491,477
Kloeckner & Co. SE	122,307	1,839,853
Kontron AG	129,564	927,072
KUKA AG(a)	66,375	1,279,916
LEONI AG	51,507	2,184,713
Loewe AG(a)	16,107	70,094
MLP AG	104,430	708,194
MorphoSys AG(a)(c)	63,543	1,565,201
MTU Aero Engines Holding AG	62,481	4,231,929

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2011

Nordex SE(a)(c)	34,832	218,141
PATRIZIA Immobilien AG(a)	23,859	133,114
Pfeiffer Vacuum Technology AG	5,310	543,851
Phoenix Solar AG	2,982	21,254
Praktiker Bau-und Heimwerkermaerkte Holding AG(c)	96,644	386,334
QSC AG(a)	140,184	463,989
R. Stahl AG	2,461	81,078
Rheinmetall AG	46,728	2,509,935
Rhoen Klinikum AG	161,247	3,247,660
Roth & Rau AG(a)(c)	11,324	347,484
SAF-Holland SA(a)	24,603	153,977
SGL Carbon SE(a)(c)	73,278	4,609,586
Sky Deutschland AG(a)(c)	279,483	839,288
Software AG	87,792	3,676,016
SolarWorld AG(c)	38,482	190,652
Stada Arzneimittel AG	75,756	1,853,354
Suss Microtec AG(a)	8,359	89,192
Symrise AG	149,034	3,893,452
Thrane & Thrane AS	1,416	67,686
Vossloh AG	17,169	1,817,122
Wincor Nixdorf AG	48,321	2,740,407
Wirecard AG	130,803	2,107,228
XING AG(a)	5,607	473,696

		69,518,247
GREECE—0.46%
Athens Water Supply & Sewage Co. SA	3,770	15,775
Ellaktor SA	44,400	84,224
Eurobank Properties Real Estate Investment Co.	2,465	14,165
Folli Follie Group(a)	14,640	177,857
Fourlis Holdings SA(a)	13,275	57,770
Frigoglass SA(a)	27,221	217,556
GEK Terna Holding Real Estate Construction SA	63,720	89,765
Geniki Bank(a)	22,750	9,488
Hellenic Exchanges SA	18,960	93,881
Hellenic Petroleum SA	142,350	1,262,776
Intralot SA	58,410	85,544
Jumbo SA	116,550	638,876
Marfin Investment Group SA(a)	402,190	223,268
Marfin Popular Bank Public Co. Ltd.(a)(c)	864,686	301,516
Metka SA	6,544	62,250
Motor Oil (Hellas) Corinth Refineries SA	34,157	311,103
Mytilineos Holdings SA(a)	81,585	384,626
Piraeus Bank SA(a)(c)	1,093,755	320,370
Sidenor Steel Products Manufacturing Co. SA(a)	14,000	34,758
Terna Energy SA	90,150	230,106
Thessaloniki Water Supply & Sewage Co. SA	3,190	13,927
Titan Cement Co. SA	69,000	1,352,188
Viohalco SA(a)	44,400	202,508

		6,184,297
HONG KONG—2.96%
AAC Acoustic Technologies Holdings Inc.(c)	1,068,000	2,483,977
APAC Resources Ltd.(a)	3,540,000	134,488
Artel Solutions Group Holdings Ltd.(a)	1,930,000	36,537
Bonjour Holdings Ltd.	1,416,000	229,769
Brightoil Petroleum (Holdings) Ltd.(c)	2,124,512	525,314
Cafe de Coral Holdings Ltd.(c)	1,416,000	3,216,773
Century City International Holdings Ltd.	760,000	49,916
Champion REIT(c)	3,914,000	1,633,144
China Daye Non-Ferrous Metals Mining Ltd.(a)	1,770,000	98,017

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2011

China Energy Development Holdings Ltd.(a)	3,540,000	50,148
China Ting Group Holdings Ltd.	354,000	24,162
China WindPower Group Ltd.(a)	5,310,000	249,601
Chow Sang Sang Holdings International Ltd.(c)	177,000	556,188
Citic Telecom International Holdings Ltd.	1,232,000	277,656
CK Life Sciences International (Holdings) Inc.	2,464,000	107,889
CSI Properties Ltd.	2,812,000	69,893
CST Mining Group Ltd.(a)	8,408,000	119,109
Dah Sing Banking Group Ltd.(c)	212,400	209,254
Dejin Resources Group Co. Ltd.(a)(b)	8,142,000	84,933
Dickson Concepts International Ltd.	439,500	255,833
Emperor Watch & Jewellery Ltd.	1,770,000	296,330
eSun Holdings Ltd.(a)	708,000	134,944
Far East Consortium International Ltd.	354,000	62,457
First Pacific Co. Ltd.(c)	4,634,800	4,870,569
G-Resources Group Ltd.(a)	12,744,000	779,575
Giordano International Ltd.	3,894,000	2,983,812
Great Eagle Holdings Ltd.	177,000	398,905
HKR International Ltd.	424,800	178,345
Hongkong & Shanghai Hotels (The)	177,000	237,975
Hutchison Harbour Ring Ltd.	12,036,000	1,038,522
Hutchison Telecommunications Hong Kong Holdings Ltd.	3,186,000	1,148,847
I.T Ltd.(c)	356,000	226,483
IRC Ltd.(a)(c)	708,000	109,414
Jinchuan Group International Resources Co. Ltd.(a)	708,000	165,945
Johnson Electric Holdings Ltd.	3,009,000	1,786,412
K. Wah International Holdings Ltd.(c)	1,232,000	339,534
Lai Sun Development Co. Ltd.(a)	18,460,000	392,260
Luk Fook Holdings International Ltd.	177,000	776,156
Luks Group Vietnam Holdings Co. Ltd.	182,000	40,783
Man Wah Holdings Ltd.	283,200	160,474
Melco International Development Ltd.(c)	1,422,000	1,168,366
Midland Holdings Ltd.	1,068,000	533,656
Ming Fung Jewellery Group Ltd.(a)	1,770,000	129,929
Mongolia Energy Corp. Ltd.(a)	4,425,000	433,097
Next Media Ltd.(a)	356,000	31,176
Oriental Press Group Ltd.	708,000	75,678
Pacific Andes International Holdings Ltd.	1,062,000	103,943
Pacific Basin Shipping Ltd.(c)	2,848,000	1,320,386
Pacific Century Premium Developments Ltd.(a)	1,575,000	241,371
Pico Far East Holdings Ltd.	708,000	127,650
Prosperity REIT	1,932,000	398,094
Regent Pacific Group Ltd.	10,974,000	360,382
Richfield Group Holdings Ltd.(a)	1,424,000	85,275
Rising Development Holdings Ltd.(a)	387,957	51,461
Ruifeng Petroleum Chemical Holdings Ltd.(a)	1,770,000	164,121
Sa Sa International Holdings Ltd.(c)	102,000	61,870
Sateri Holdings Ltd.(a)(c)	619,500	232,961
Shun Tak Holdings Ltd.	1,424,000	673,030
Singamas Container Holdings Ltd.(c)	1,058,000	245,254
SITC International Holdings Co. Ltd.	354,000	93,002
Stella International Holdings Ltd.	177,000	404,376
Sun Innovation Holdings Ltd.(a)	3,140,000	55,400
Techtronic Industries Co. Ltd.(c)	1,780,000	1,561,082
Television Broadcasts Ltd.	179,000	1,041,957
Texwinca Holdings Ltd.	74,000	94,823
Tom Group Ltd.(a)	356,000	30,259
Trinity Ltd.	354,000	325,051
Value Partners Group Ltd.	354,000	207,431
Victory City International Holdings Ltd.	708,000	77,502
VTech Holdings Ltd.(c)	178,000	1,683,722
Win Hanverky Holdings Ltd.	1,416,000	122,179
Xinyi Glass Holdings Co. Ltd.(c)	1,770,000	1,142,009

		39,816,836

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2011

IRELAND—1.22%
Bank of Ireland(a)	12,997,464	1,885,401
Beazley PLC	43,188	87,695
C&C Group PLC	400,905	1,638,403
DCC PLC	106,554	2,979,117
FBD Holdings PLC	81,243	730,786
Fyffes PLC	299,148	165,649
Glanbia PLC	139,830	920,564
Grafton Group PLC	271,518	1,060,397
Greencore Group PLC	667,338	679,486
Independent News & Media PLC(a)	477,369	185,102
Kingspan Group PLC	51,021	459,008
Paddy Power PLC	54,516	3,041,555
Petroceltic International PLC(a)	1,559,468	151,280
PetroNeft Resources PLC(a)	362,530	153,604
San Leon Energy PLC(a)	333,999	74,127
Smurfit Kappa Group PLC(a)	130,449	909,933
Total Produce PLC	153,061	81,126
United Drug PLC	394,179	1,236,502

		16,439,735
ISRAEL—1.04%
Africa Israel Investments Ltd.(a)	35,660	147,279
Africa Israel Properties Ltd.(a)	18,634	183,890
Airport City Ltd.(a)	36,572	160,664
AL-ROV (Israel) Ltd.(a)	8,361	215,060
Alon Holdings Blue Square - Israel Ltd.(a)	30,821	183,177
Alony Hetz Properties & Investments Ltd.	45,453	218,049
Amot Investments Ltd.	107,088	295,607
AudioCodes Ltd.(a)	63,558	229,776
Bayside Land Corp. Ltd.(c)	1,057	228,985
British Israel Investments Ltd.	67,393	243,081
Ceragon Networks Ltd.(a)	76,464	782,526
Clal Industries and Investments Ltd.	21,070	100,961
Clal Insurance Enterprises Holdings Ltd.	6,657	117,384
Delek Automotive Systems Ltd.	4,732	36,612
Discount Investment Corp. Ltd.	12,567	134,141
Elbit Imaging Ltd.(a)	34,161	159,339
Elco Holdings Ltd.(a)	11,500	87,480
Electra (Israel) Ltd.	1,932	187,665
Electra Real Estate Ltd.(a)	44,583	146,121
Elron Electronic Industries Ltd.(a)	45,105	181,669
FMS Enterprises Migun Ltd.	12,196	217,958
Frutarom	57,525	532,972
Gilat Satellite Networks Ltd.(a)	35,400	137,288
Given Imaging Ltd.(a)	12,370	191,072
Golf & Co. Ltd.	33,453	151,592
Granite Hacarmel Investments Ltd.	123,632	198,256
Hadera Paper Ltd.(a)	4,382	214,582
Hot Telecommunication Systems Ltd.(a)	28,385	377,236
Ituran Location and Control Ltd.	40,002	524,870
Jerusalem Economy Ltd.	21,244	178,244
Jerusalem Oil Exploration Ltd.(a)	20,722	325,988
Koor Industries Ltd.(a)	7,707	95,001
MATRIX IT Ltd.(c)	82,016	425,689
Melisron Ltd.(c)	23,206	399,876
Mellanox Technologies Ltd.(a)	26,904	857,949
Menorah Mivtachim Holdings Ltd.(a)	10,797	98,152

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2011

Migdal Insurance & Financial Holdings Ltd.	118,056	171,569
Naphtha Israel Petroleum Corp. Ltd.(a)(c)	100,302	330,129
Nitsba Holdings (1995) Ltd.(a)	29,777	257,586
Norstar Holdings Inc.(c)	16,372	322,908
Oil Refineries Ltd.(a)	266,935	155,321
Osem Investment Ltd.	33,807	473,625
Otzar Hityashvuth Hayehudim Ltd.	74	123,009
Paz Oil Co. Ltd.	2,619	376,991
Phoenix Holdings Ltd.	20,374	56,235
Plasson Industries Ltd.	9,753	227,106
Property & Building Corp. Ltd.	1,757	92,312
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.(c)	29,382	977,638
Retalix Ltd.(a)	20,026	298,741
Shikun & Binui Ltd.	66,001	132,459
Shufersal Ltd.	102,306	445,190
Strauss Group Ltd.	29,777	395,653
Suny Electronic Inc. Ltd.(a)	5,310	31,029
Tower Semiconductor Ltd.(a)	74,179	60,247
Union Bank of Israel	35,180	131,079

		14,025,018
ITALY—2.44%
Acotel Group SpA(a)	707	26,793
Aedes SpA(a)	661,803	77,170
Alerion Cleanpower SpA	44,723	296,303
Arnoldo Mondadori Editore SpA	615,783	1,279,752
Ascopiave SpA	58,510	120,701
Azimut Holding SpA	212,577	1,675,238
Banca Piccolo Credito Valtellinese Scrl	385,683	1,129,696
Banca Popolare dell’Emilia Romagna Scrl(c)	129,741	1,059,536
Banca Popolare dell’Etruria e del Lazio Scrl(a)	306,741	608,819
Banca Popolare di Milano Scrl(c)	246,039	153,399
Banco di Sardegna SpA	4,207	34,093
Beghelli SpA	48,321	33,025
Benetton Group SpA(c)	147,795	860,447
Beni Stabili SpA	1,539,723	935,497
Biesse SpA(a)	45,135	243,003
Brioschi Finanziaria SpA(a)	361,486	60,403
Buongiorno SpA(a)	222,883	313,986
Buzzi Unicem SpA(a)	130,803	1,215,077
Cam Finanziara SpA(a)	297,234	122,633
Carraro SpA(a)	69,655	225,788
CIR SpA	1,036,512	2,089,074
d’Amico International Shipping SA(a)	55,030	44,288
Danieli SpA RNC	96,996	1,352,900
Davide Campari-Milano SpA	615,960	4,815,483
Digital Multimedia Technologies SpA(a)	12,022	301,829
Engineering Ingegneria Informatica SpA	2,282	76,008
ERG SpA	102,129	1,267,800
Gemina SpA(a)(c)	932,259	803,594
Gruppo Editoriale L’Espresso SpA	624,102	1,111,625
Hera SpA	918,807	1,514,794
Immsi SpA	251,268	220,445
Impregilo SpA	412,233	1,225,862
Interpump Group SpA	38,138	247,569
Juventus Football Club SpA(a)	79,580	66,710
Marr SpA	118,059	1,281,945
Poltrona Frau SpA(a)	60,946	73,956
Recordati SpA	324,795	2,858,581
Reply SpA	3,682	86,998
Sabaf SpA	10,623	206,104
Seat Pagine Gialle SpA(a)(c)	3,011,832	165,515

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2011

Societa Cattolica di Assicurazioni Scrl	89,385	2,010,994
Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	884	27,496
Sogefi SpA	75,752	265,415
Telecom Italia Media SpA(a)	377,162	88,063
Tiscali SpA(a)(c)	1,455,648	101,517
Vittoria Assicurazioni SpA	10,449	44,830

		32,820,754
JAPAN—27.90%
77 Bank Ltd. (The)	177,000	712,767
Access Co. Ltd.(a)	885	471,016
Accordia Golf Co. Ltd.	885	652,613
Achilles Corp.	81,000	114,267
Acom Co. Ltd.(a)	28,030	508,297
Adeka Corp.	106,200	1,082,770
Advance Residence Investment Corp.	1,068	2,042,178
Aeon Delight Co. Ltd.	17,800	364,332
Aida Engineering Ltd.	53,100	270,352
AIFUL Corp.(a)(c)	345,150	495,759
Airport Facilities Co. Ltd.	17,800	68,712
Akebono Brake Industry Co. Ltd.	35,400	172,517
Alpha Systems Inc.	5,000	71,626
Alps Electric Co. Ltd.	212,400	1,645,266
Anritsu Corp.(c)	177,000	2,045,232
AOC Holdings Inc.	52,900	309,361
Aoyama Trading Co. Ltd.	35,400	566,582
Arisawa Manufacturing Co. Ltd.	35,500	161,622
Arnest One Corp.	35,400	357,745
Awa Bank Ltd. (The)	531,000	3,575,184
Bank of Iwate Ltd. (The)	53,100	2,441,340
Bank of Nagoya Ltd. (The)	356,000	1,145,957
Calsonic Kansei Corp.	356,000	2,141,250
Canon Marketing Japan Inc.	17,700	213,603
Capcom Co. Ltd.	71,200	1,886,492
Chuetsu Pulp & Paper Co. Ltd.	46,000	70,792
Circle K Sunkus Co. Ltd.	35,400	586,103
CMK Corp.(a)	123,900	467,157
COMSYS Holdings Corp.	195,800	1,946,072
CyberAgent Inc.	708	2,434,303
DA Office Investment Corp.(c)	356	891,198
Daiei Inc. (The)(a)	97,350	375,792
Daifuku Co. Ltd.	178,000	942,789
Daihen Corp.	356,000	1,241,834
Daikoku Denki Co. Ltd.	8,000	72,331
Daikokutenbussan Co. Ltd.	3,000	86,566
Daikyo Inc.(a)	355,000	619,173
Dainippon Screen Manufacturing Co. Ltd.	354,000	2,796,589
Daio Paper Corp.	178,000	1,353,690
Daishi Bank Ltd. (The)	885,000	2,860,147
Daiwabo Holdings Co. Ltd.	177,000	422,212
DIC Corp.	354,000	685,527
DISCO Corp.	35,600	1,922,103
Don Quijote Co. Ltd.	71,200	2,631,592
Dowa Holdings Co. Ltd.	177,000	1,091,850
Dr. Ci:Labo Co. Ltd.	355	1,932,639
Duskin Co. Ltd.	141,600	2,782,061
eAccess Ltd.	1,947	534,848
Ebara Corp.	534,000	1,992,870
EDION Corp.	142,400	1,163,306
Exedy Corp.	71,200	2,113,857
Ferrotec Corp.	17,700	235,395
Frontier Real Estate Investment Corp.	179	1,563,309

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2011

Fudo Tetra Corp.(a)	70,800	151,633
Fuji Machine Manufacturing Co. Ltd.	106,100	1,903,609
Fuji Oil Co. Ltd.	88,500	1,270,042
Fuji Soft Inc.	71,200	1,149,609
Fujikura Ltd.	534,000	1,746,329
Funai Electric Co. Ltd.	35,600	713,598
Furuno Electric Co. Ltd.	35,400	161,167
Fuso Pharmaceutical Industries Ltd.	28,000	72,536
Futaba Industrial Co. Ltd.	53,100	347,985
Gakken Holdings Co. Ltd.	38,000	67,740
Global One Real Estate Investment Corp. Ltd.	355	2,604,168
GLOBERIDE Inc.	72,000	75,717
Glory Ltd.	106,800	2,314,742
GMO Internet Inc.	159,300	698,693
Growell Holdings Co. Ltd.	4,000	92,235
Gulliver International Co. Ltd.	5,310	240,048
Gun-Ei Chemical Industry Co. Ltd.	24,000	64,636
Gunze Ltd.	179,000	553,241
H.I.S. Co. Ltd.	71,200	1,858,185
H2O Retailing Corp.(c)	355,000	2,599,615
Hanwa Co. Ltd.	534,000	2,287,349
Haseko Corp.(a)	1,603,000	1,027,894
Heiwa Real Estate Co. Ltd.	623,000	1,374,235
Heiwa Real Estate REIT Inc.	178	92,453
Higo Bank Ltd. (The)	531,000	2,935,056
Hitachi Zosen Corp.	1,335,000	1,849,054
Hogy Medical Co. Ltd.	35,500	1,522,892
Hokkoku Bank Ltd. (The)	712,000	2,428,881
Honeys Co. Ltd.	51,330	752,423
Hosiden Corp.	142,200	997,543
House Foods Corp.	70,800	1,297,508
Hyakugo Bank Ltd. (The)	534,000	2,102,443
Hyakujushi Bank Ltd. (The)	708,000	2,760,269
Iino Kaiun Kaisha Ltd.	196,200	946,088
Inabata & Co. Ltd.	106,200	588,373
Inui Steamship Co. Ltd.	70,800	284,199
Iseki & Co. Ltd.(a)	356,000	798,974
Ishihara Sangyo Kaisha Ltd.(a)	178,000	219,147
IT Holdings Corp.	124,600	1,305,524
ITO EN Ltd.	17,700	303,720
Izumi Co. Ltd.	142,400	2,198,777
JAFCO Co. Ltd.	17,700	375,451
Japan Airport Terminal Co. Ltd.	89,400	1,194,675
Japan Digital Laboratory Co. Ltd.	194,700	1,867,722
Japan Excellent Inc.	356	1,520,333
Japan Logistics Fund Inc.	355	3,086,759
Japan Rental Housing Investments Inc.	354	135,517
Japan Securities Finance Co. Ltd.	212,400	1,040,549
Japan Wind Development Co. Ltd.(a)(c)	354	343,218
Juki Corp.(c)	534,000	1,219,006
Juroku Bank Ltd. (The)	534,000	1,616,210
JVC Kenwood Corp.(a)	146,980	612,613
K’s Holdings Corp.	70,860	3,026,147
kabu.com Securities Co. Ltd.	140,300	403,042
Kagome Co. Ltd.	88,500	1,696,794
Kagoshima Bank Ltd. (The)	356,000	2,355,832
Kakaku.com Inc.	71,200	2,848,913
Kanematsu Corp.(a)	1,424,000	1,223,572
Kanto Auto Works Ltd.	35,400	299,635
Kasumi Co. Ltd.	17,700	113,952
Keihin Corp.	89,000	1,406,194
Keiyo Bank Ltd. (The)	531,000	2,608,182
Kenedix Inc.(a)(c)	2,647	403,627

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2011

Kenedix Realty Investment Corp.	358	1,055,520
Kewpie Corp.	212,400	2,922,798
Kitz Corp.	318,600	1,495,449
Kiyo Holdings Inc.	1,602,000	2,280,500
Kobayashi Pharmaceutical Co. Ltd.	70,800	3,536,595
Kojima Co. Ltd.	53,100	371,819
Komeri Co. Ltd.	71,200	2,284,609
KYB Co. Ltd.(c)	356,000	2,095,595
Kyodo Printing Co. Ltd.	41,000	94,646
Leopalace21 Corp.(a)(c)	296,500	828,945
Lion Corp.	179,000	1,007,772
Macnica Inc.	17,800	383,279
Macromill Inc.(c)	35,400	421,758
Maruha Nichiro Holdings Inc.	890,000	1,632,190
Marusan Securities Co. Ltd.	284,800	1,044,601
Matsui Securities Co. Ltd.	52,900	255,765
Matsuya Co. Ltd.(a)(c)	53,100	314,616
Megane Top Co. Ltd.	53,100	629,232
Meidensha Corp.	179,000	690,978
Meitec Corp.	89,600	1,698,349
Meito Sangyo Co. Ltd.	5,700	73,247
MID REIT Inc.	534	1,357,343
Ministop Co. Ltd.	17,800	322,101
Misumi Group Inc.	159,300	3,387,232
Mitsubishi Steel Manufacturing Co. Ltd.	534,000	1,472,395
Mitsui Mining & Smelting Co. Ltd.	531,000	1,491,363
Mitsumi Electric Co. Ltd.	70,800	580,201
Mizuno Corp.	531,000	2,601,372
Monex Group Inc.	2,124	333,956
Mori Hills REIT Investment Corp.	178	610,416
Mori Seiki Co. Ltd.	142,400	1,320,362
MORI TRUST Sogo REIT Inc.	356	3,159,372
Moshi Moshi Hotline Inc.	35,400	343,672
Musashino Bank Ltd. (The)	71,200	2,301,045
Nagase & Co. Ltd.	177,000	2,027,073
Nagatanien Co. Ltd.	8,000	88,131
Namura Shipbuilding Co. Ltd.	17,800	58,211
Nanto Bank Ltd. (The)	356,000	1,912,972
Net One Systems Co. Ltd.	1,244	3,288,085
Nice Holdings Inc.	32,000	65,662
Nichi-Iko Pharmaceutical Co. Ltd.	70,800	1,700,653
Nichicon Corp.	106,600	1,293,281
Nifco Inc.	106,200	2,832,908
Nihon Dempa Kogyo Co. Ltd.	53,400	743,046
Nihon Kohden Corp.	71,400	1,696,752
Nihon Unisys Ltd.	178,000	1,029,535
Nippon Carbon Co. Ltd.	354,000	1,062,340
Nippon Coke & Engineering Co. Ltd.	443,000	619,263
Nippon Denko Co. Ltd.	178,000	974,748
Nippon Gas Co. Ltd.	5,000	77,653
Nippon Kayaku Co. Ltd.	355,000	3,537,480
Nippon Konpo Unyu Soko Co. Ltd.	177,000	1,854,556
Nippon Light Metal Co. Ltd.	1,246,000	1,853,620
Nippon Paint Co. Ltd.	531,000	4,113,164
Nippon Seiki Co. Ltd.	178,000	1,812,530
Nippon Sharyo Ltd.	356,000	1,460,981
Nippon Shinyaku Co. Ltd.	178,000	2,091,029
Nippon Shokubai Co. Ltd.	179,000	1,864,033
Nippon Suisan Kaisha Ltd.	548,700	1,878,845
Nippon Yakin Kogyo Co. Ltd.(a)	354,000	635,588
Nishi-Nippon Railroad Co. Ltd.	885,000	4,097,275
Nishimatsuya Chain Co. Ltd.	142,400	1,113,998
Nishio Rent All Co. Ltd.	17,700	111,228

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2011

Nissan Chemical Industries Ltd.	53,100	533,213
Nisshin OilliO Group Ltd. (The)	356,000	1,611,645
Nisshinbo Holdings Inc.	177,000	1,641,180
Nitto Boseki Co. Ltd.	531,000	1,620,750
Noevir Holdings Co. Ltd.	10,000	111,574
Noritsu Koki Co. Ltd.(a)	17,700	81,719
NSD Co. Ltd.	142,400	1,154,175
OBIC Co. Ltd.	5,310	1,026,248
Ogaki Kyoritsu Bank Ltd. (The)	534,000	1,677,845
Okasan Securities Group Inc.	534,000	1,677,845
Oki Electric Industry Co. Ltd.(a)	1,422,000	1,240,090
Okinawa Electric Power Co. Inc. (The)	35,600	1,463,264
Okuma Corp.	180,000	1,364,283
Onoken Co. Ltd.	17,800	146,783
Orient Corp.(a)	622,000	606,246
ORIX JREIT Inc.	534	2,229,138
Osaka Securities Exchange Co. Ltd.	356	1,689,259
OSAKA Titanium technologies Co. Ltd.	17,700	997,647
OSG Corp.	212,400	2,770,257
Otsuka Kagu Ltd.	17,800	154,316
Pacific Metals Co. Ltd.	178,000	1,054,646
PARK24 Co. Ltd.	283,200	3,319,587
Pioneer Corp.(a)	284,800	1,172,437
Point Inc.	28,420	1,242,862
Premier Investment Corp.	179	614,305
Press Kogyo Co. Ltd.	356,000	1,716,653
Prima Meat Packers Ltd.	178,000	235,127
Promise Co. Ltd.(a)	97,350	970,067
Pronexus Inc.	19,500	96,531
Proto Corp.	4,000	138,506
Rengo Co. Ltd.	356,000	2,374,094
Resorttrust Inc.	141,600	2,148,289
Roland Corp.	124,600	1,102,584
Ryohin Keikaku Co. Ltd.	53,400	2,557,858
S Foods Inc.	16,000	121,885
Saizeriya Co. Ltd.	53,800	886,605
San-in Godo Bank Ltd. (The)	356,000	2,611,504
Sanken Electric Co. Ltd.	356,000	1,378,801
Sankyu Inc.	534,000	2,157,230
Sanrio Co. Ltd.	53,100	2,662,661
Sanshin Electronics Co. Ltd.	17,800	152,033
Sanwa Holdings Corp.	714,000	2,170,157
Sanyo Shokai Ltd.	178,000	424,598
Sanyo Special Steel Co. Ltd.	356,000	1,981,456
Sapporo Hokuyo Holdings Inc.	141,600	475,783
Sapporo Holdings Ltd.	177,000	671,908
Sato Holding Corp.	17,800	220,289
Sawai Pharmaceutical Co. Ltd.	35,500	3,355,370
SCSK Corp.	38,880	614,302
SEC Carbon Ltd.	14,000	60,147
Seino Holdings Co. Ltd.	356,000	2,721,077
Senshu Ikeda Holdings Inc.	531,000	783,136
Shiga Bank Ltd. (The)	531,000	3,459,416
Shikoku Chemicals Corp.	15,000	85,220
Shima Seiki Manufacturing Ltd.	53,400	1,013,556
Shimachu Co. Ltd.	107,000	2,341,032
Shinko Electric Industries Co. Ltd.	35,400	261,953
Shinko Plantech Co. Ltd.	124,600	1,126,553
Simplex Technology Inc.	1,232	461,358
Sinanen Co. Ltd.	26,000	119,705
Sinfonia Technology Co. Ltd.(c)	356,000	903,982
Skymark Airlines Inc.	53,100	784,498
So-net Entertainment Corp.	355	1,425,008

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2011

So-net M3 Inc.	356	1,629,907
Sodick Co. Ltd.	35,400	201,118
Sotetsu Holdings Inc.	708,000	2,197,320
Star Micronics Co. Ltd.	106,800	1,073,821
Start Today Co. Ltd.	35,400	757,258
Sumitomo Bakelite Co. Ltd.	531,000	3,173,402
Sumitomo Forestry Co. Ltd.	285,000	2,489,067
Sumitomo Light Metal Industries Ltd.(a)	354,000	308,714
Sumitomo Osaka Cement Co. Ltd.	714,000	2,197,627
Sumitomo Warehouse Co. Ltd. (The)	531,000	2,410,696
Systena Corp.	177	125,075
Tadano Ltd.	356,000	2,406,053
Taiheiyo Cement Corp.	1,062,000	2,083,822
Takara Holdings Inc.	356,000	2,136,685
Takihyo Co. Ltd.	20,000	111,318
Takiron Co. Ltd.	28,000	95,159
Toagosei Co. Ltd.	531,000	2,417,506
TOC Co. Ltd.	284,600	1,277,461
Toda Corp.	534,000	1,910,689
Toho Holdings Co. Ltd.	89,000	1,139,109
Toho Zinc Co. Ltd.	356,000	1,492,940
Tohokushinsha Film Corp.	9,300	47,946
Tokai Carbon Co. Ltd.	356,000	1,807,964
Tokai Rika Co. Ltd.	53,100	875,069
Tokai Tokyo Financial Holdings Inc.	534,000	1,513,485
Tokuyama Corp.	354,000	1,302,956
Tokyo Broadcasting System Holdings Inc.	17,700	221,548
Tokyo Dome Corp.(a)	534,000	1,232,703
Tokyo Seimitsu Co. Ltd.	89,200	1,670,176
Tokyo Steel Manufacturing Co. Ltd.	35,400	303,720
Tokyo Tatemono Co. Ltd.	177,000	569,760
Tokyo Tomin Bank Ltd. (The)	71,200	840,977
Tokyu Construction Co. Ltd.	97,350	267,174
TOKYU REIT Inc.	356	1,894,710
TOMONY Holdings Inc.	35,400	142,553
Tomy Co. Ltd.	194,700	1,360,840
Topcon Corp.	178,000	945,072
Topre Corp.	35,400	349,120
Toshiba Machine Co. Ltd.	356,000	1,807,964
Toyo Construction Co. Ltd.	178,000	184,905
Toyo Kanetsu K.K.	178,000	333,286
Toyota Auto Body Co. Ltd.	35,400	538,888
TPR Co. Ltd.	53,100	631,956
TS Tech Co. Ltd.	71,200	1,101,214
Tsukuba Bank Ltd.	177,000	592,459
Ubiquitous Corp.(a)	177	222,910
ULVAC Inc.(a)	53,400	770,439
United Urban Investment Corp.	1,947	2,207,307
Universal Entertainment Corp.	4,000	107,676
UNY Co. Ltd.	106,200	972,450
USEN Corp.(a)	554,010	376,563
VeriSign Japan K.K.	531	193,400
Wacom Co. Ltd.	712	1,005,338
Xebio Co. Ltd.	71,200	1,755,917
Yahagi Construction Co. Ltd.	17,700	86,939
Yamatake Corp.	106,800	2,398,292
Yodogawa Steel Works Ltd.	531,000	2,145,111
Yonekyu Corp.	25,400	224,439
Yoshinoya Holdings Co. Ltd.	2,301	2,959,799
Zappallas Inc.	178	178,057
Zeon Corp.	356,000	3,351,125

		374,882,151

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2011

NETHERLANDS—1.95%
Aalberts Industries NV	141,954	2,533,376
Arcadis NV	95,757	1,896,577
ASM International NV	42,480	1,209,314
BinckBank NV	90,624	1,064,307
CSM NV CVA	97,350	1,459,675
Eurocommercial Properties NV	20,886	900,755
Grontmij NV	10,797	170,249
Heijmans NV	6,445	100,323
Imtech NV	95,403	2,850,317
Kardan NV(a)	65,653	209,702
Koninklijke BAM Groep NV	249,570	1,051,262
Koninklijke Wessanen NV	268,509	1,358,745
Mediq NV	130,095	2,086,749
Nutreco NV	44,604	2,998,697
SNS REAAL NV(a)	146,910	417,197
Tetragon Financial Group Ltd.	55,896	366,119
TomTom NV(a)	20,722	104,918
USG People NV	105,492	945,376
VastNed Retail NV	38,409	1,964,516
Wavin NV(a)	40,179	301,000
Wereldhave NV	28,497	2,258,061

		26,247,235
NEW ZEALAND—0.74%
Fisher & Paykel Appliances Holdings Ltd.(a)	1,539,723	568,936
Fisher & Paykel Healthcare Corp. Ltd.	806,766	1,520,006
Freightways Ltd.	1,082,886	2,981,207
Kiwi Income Property Trust	2,586,147	2,215,722
Mainfreight Ltd.	337,539	2,672,627

		9,958,498
NORWAY—2.30%
Algeta ASA(a)	8,496	300,433
BW Offshore Ltd.	175,107	331,831
BWG Homes ASA	55,047	128,273
Cermaq ASA(a)	127,971	1,438,802
Deep Sea Supply PLC(a)	87,554	127,970
Det norske oljeselskap ASA(a)	35,027	530,380
DNO International ASA(a)(c)	949,251	1,130,091
EDB Business Partner ASA(a)	37,524	71,449
Electromagnetic GeoServices AS(a)	89,031	221,187
Eltek ASA(a)	507,813	294,681
Fred Olsen Energy ASA	53,100	1,811,261
Golden Ocean Group Ltd.(c)	232,112	181,415
Grieg Seafood ASA	115,050	80,741
Kongsberg Automotive Holding ASA(a)(c)	669,414	245,213
Kvaerner ASA(a)	156,022	303,587
Marine Harvest ASA	2,948,466	1,331,353
Morpol ASA(a)	58,410	117,573
Norske Skogindustrier ASA(a)(c)	237,888	135,888
Northern Offshore Ltd.	166,990	328,563
Northland Resources SA(a)	238,065	355,298
Norwegian Energy Co. ASA(a)(c)	349,044	379,778
Norwegian Property ASA	593,127	941,139
Opera Software ASA	70,047	320,102
Panoro Energy ASA(a)	203,019	194,756
Petroleum Geo-Services ASA(a)	178,947	1,979,484
Polarcus Ltd.(a)	279,633	197,766
Prosafe SE	146,202	1,122,010

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2011

Schibsted ASA	66,729	1,763,080
Seawell Ltd.(a)	43,535	186,236
Songa Offshore SE(a)	149,742	608,260
SpareBank 1 SMN	297,714	2,391,667
Statoil Fuel & Retail ASA(a)	60,888	489,030
Stolt-Nielsen Ltd.	74,694	1,489,965
Storebrand ASA	378,603	2,356,979
TGS-NOPEC Geophysical Co. ASA	127,971	2,949,544
Tomra Systems ASA	309,573	2,307,293
Veidekke ASA	253,995	1,768,700

		30,911,778
PORTUGAL—0.41%
BRISA - Auto-estradas de Portugal SA(c)	80,270	277,662
Mota-Engil SGPS SA	203,546	293,843
Portucel Empresa Produtore de Pasta e Papel SA	979,695	2,495,189
Redes Energeticas Nacionais SA	368,514	1,080,434
Semapa - Sociedade de Investimento e Gestao SGPS SA	169,566	1,298,443

		5,445,571
SINGAPORE—2.51%
Ascendas India Trust	177,000	118,782
Banyan Tree Holdings Ltd.	2,138,000	1,349,381
Biosensors International Group Ltd.(a)	1,778,000	2,002,860
Boustead Singapore Ltd.	177,000	116,661
Cambridge Industrial Trust	1,593,000	591,791
CapitaCommercial Trust(c)	2,301,000	2,077,279
CDL Hospitality Trusts	1,239,000	1,613,462
CH Offshore Ltd.	707,000	231,581
Creative Technology Ltd.	8,900	19,553
CSE Global Ltd.	354,000	237,565
Ezra Holdings Ltd.(c)	1,068,000	836,175
Frasers Centrepoint Trust	354,000	418,567
Frasers Commercial Trust	879,000	554,774
Gallant Venture Ltd.(a)(c)	877,000	206,691
GMG Global Ltd.	882,000	165,591
Hi-P International Ltd.	178,000	81,769
Hyflux Ltd.(c)	254,500	291,769
Indofood Agri Resources Ltd.(a)(c)	534,000	590,868
K-Green Trust	177,000	126,560
k1 Ventures Ltd.(a)	354,000	29,413
KS Energy Services Ltd.(a)	178,000	139,362
Lippo Malls Indonesia Retail Trust	882,000	366,414
M1 Ltd.	355,000	697,691
Mapletree Industrial Trust(c)	565,960	524,498
Mapletree Logistics Trust	1,104,000	754,110
Metro Holdings Ltd.	4,956,600	2,613,530
Mewah International Inc.	531,000	182,416
Midas Holdings Ltd.(c)	178,000	59,016
Oceanus Group Ltd.(a)	1,593,000	141,266
OSIM International Ltd.	354,000	353,519
Overseas Union Enterprise Ltd.	177,000	328,066
Pacific Century Regional Developments Ltd.(a)	531,000	67,876
Raffles Education Corp. Ltd.(c)	998	355
Sakari Resources Ltd.(c)	712,000	1,359,495
SATS Ltd.	178,000	349,828
Singapore Post Ltd.	4,248,000	3,478,629
SMRT Corp. Ltd.(c)	1,593,000	2,341,711
Sound Global Ltd.(c)	531,000	237,565
STX OSV Holdings Ltd.	177,000	159,791
Suntec REIT	3,894,000	3,857,602

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2011

Swiber Holdings Ltd.(a)	354,000	169,689
Tat Hong Holdings Ltd.	178,000	95,278
Venture Corp. Ltd.	356,000	1,916,945
Wing Tai Holdings Ltd.	1,246,000	1,274,171
Yanlord Land Group Ltd.(c)	708,000	582,600

		33,712,515
SPAIN—1.57%
Abengoa SA(c)	49,029	1,153,665
Almirall SA(c)	74,340	558,886
Amper SA(a)	11,328	34,603
Banco de Valencia SA(a)(c)	88,455	109,189
Banco Pastor SA(c)	262,846	1,242,833
Bolsas y Mercados Espanoles	71,685	2,074,713
Construcciones y Auxiliar de Ferrocarriles SA	3,717	1,993,947
Ebro Puleva SA	131,511	2,692,774
FAES FARMA SA	334,719	695,630
Gamesa Corporacion Tecnologica SA	14,514	71,158
NH Hoteles SA(a)(c)	112,395	557,312
Obrascon Huarte Lain SA	57,879	1,636,389
Papeles y Cartones de Europa SA	248,949	1,008,714
Seda Barcelona SA(a)	1,058,620	88,594
Tecnicas Reunidas SA	33,630	1,372,502
Tubacex SA(a)(c)	320,016	854,776
Tubos Reunidos SA(a)	351,345	845,346
Viscofan SA	90,270	3,501,516
Zeltia SA(a)(c)	275,235	639,189

		21,131,736
SWEDEN—3.59%
Alliance Oil Co. Ltd. SDR(a)	47,613	624,055
Avanza Bank Holding AB	1,747	47,146
Axfood AB	2,107	80,714
Axis Communications AB	32,745	733,029
B & B Tools AB Class B	19,470	179,160
Billerud AB	8,013	62,891
BioInvent International AB(a)	74,353	209,280
Black Earth Farming Ltd. SDR(a)	62,304	185,965
Castellum AB	267,270	3,664,262
Concentric AB(a)	47,613	294,539
D. Carnegie & Co. AB(a)(b)	25,632	—
Elekta AB Class B	101,952	4,113,651
Eniro AB(a)(c)	90,801	141,831
Fabege AB	276,120	2,397,757
Fastighets AB Balder Class B(a)	30,471	125,351
Gunnebo AB	50,847	207,600
Hakon Invest AB	107,439	1,512,032
Haldex AB	11,326	49,045
Hexpol AB	71,685	1,873,582
HiQ International AB(a)	59,728	266,028
Hoganas AB Class B	2,107	67,940
Hufvudstaden AB Class A	41,092	450,569
Industrial & Financial Systems Class B	13,588	193,331
Intrum Justitia AB	143,193	2,375,071
JM AB	106,377	1,965,953
Kungsleden AB	227,799	1,761,487
Lindab International AB	107,439	673,602
Loomis AB Class B	123,723	1,717,285
Lundbergforetagen AB	14,630	456,587
Lundin Petroleum AB(a)(c)	197,532	4,887,818
Meda AB Class A	250,632	2,581,477

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2011

NCC AB Class B	107,439	1,997,211
Net Entertainment NE AB(a)	29,777	302,785
Net Insight AB Class B(a)(c)	448,695	167,928
Nibe Industrier AB Class B	175,407	2,651,681
Nobia AB(a)	298,068	1,304,546
Nordic Mines AB(a)	25,311	211,378
Oriflame Cosmetics SA SDR	46,020	1,850,451
PA Resources AB(a)	697,400	187,667
Peab AB	261,429	1,439,333
Proffice AB Class B	70,047	251,325
RNB RETAIL AND BRANDS AB(a)(c)	258,420	115,900
Saab AB	8,013	156,143
SAS AB(a)(c)	135,995	228,197
TradeDoubler AB(a)	87,554	392,674
Transcom WorldWide SA Class B SDR(c)	33,453	17,228
Trelleborg AB Class B	306,564	2,631,308
Unibet Group PLC(a)	11,498	269,397
Wallenstam AB Class B	8,407	83,861
Wihlborgs Fastigheter AB	5,257	72,764

		48,230,815
SWITZERLAND—5.11%
Acino Holding AG Registered(a)	4,185	434,456
Advanced Digital Broadcast Holdings SA Registered(a)	3,717	51,222
Allreal Holding AG Registered(a)	10,275	1,668,449
Ascom Holding AG Registered	56,463	608,851
Autoneum Holding AG(a)	5,651	386,446
Bank Sarasin & Compagnie AG Class B Registered	67,260	2,587,517
Banque Cantonale Vaudoise Registered	354	185,374
Barry Callebaut AG Registered(a)	3,186	3,053,189
Basilea Pharmaceutica AG Registered(a)(c)	11,326	515,705
Basler Kantonalbank Participation Certificates	5,487	867,662
BKW FMB Energie AG	5,923	270,371
Bossard Holding AG	1,051	128,297
Bucher Industries AG Registered	10,975	1,922,011
Burckhardt Compression Holding AG	7,257	1,624,241
Charles Voegele Holding AG Bearer(a)	19,824	619,215
Clariant AG Registered(a)	201,426	2,219,433
COLTENE Holding AG Registered(a)	1,770	73,174
Dufry AG Registered(a)(c)	15,753	1,707,721
EMS-Chemie Holding AG Registered	5,841	1,043,707
Flughafen Zurich AG Registered	6,195	2,399,246
Forbo Holding AG Registered(a)	3,730	1,785,114
Galenica Holding AG Registered	7,080	4,146,532
Gategroup Holding AG(a)(c)	37,701	1,292,346
Georg Fischer AG Registered(a)	5,310	2,231,810
Gottex Fund Management Holdings Ltd.(a)	7,192	28,411
Gurit Holding AG(a)	707	353,175
Helvetia Holding AG	1,770	655,518
Huber & Suhner AG	6,271	340,267
Inficon Holding AG(a)	882	151,929
Kaba Holding AG Class B Registered	7,434	2,900,438
Kardex AG Bearer(a)	10,089	152,934
Komax Holding AG(a)	4,207	328,521
Kuoni Reisen Holding AG Class B Registered(a)	5,310	1,827,828
Logitech International SA Registered(a)(c)	162,840	1,595,114
Meyer Burger Technology AG(a)(c)	29,559	717,929
Mobilezone Holding AG	72,747	768,572
Mobimo Holding AG Registered(a)	3,717	941,202
Nobel Biocare Holding AG Registered(a)	67,791	840,770
OC Oerlikon Corp. AG Registered(a)(c)	63,897	388,166
Orascom Development Holding AG(a)	11,151	249,707

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2011

Panalpina Welttransport Holding AG Registered(a)	19,647	1,970,792
Partners Group Holding AG	17,169	3,243,340
Petroplus Holdings AG(a)	117,174	707,781
Phoenix Mecano AG	178	94,999
PSP Swiss Property AG Registered(a)	54,162	4,985,168
PubliGroupe SA Registered	354	54,677
Rieter Holding AG Registered(a)	5,664	1,194,201
Schweizerische National-Versicherungs-Gesellschaft AG	5,432	192,129
Swiss Prime Site AG Registered(a)	46,551	3,840,939
Swisslog Holding AG Registered(a)	405,714	335,455
Tecan AG Registered(a)	28,674	1,827,523
Temenos Group AG Registered(a)(c)	78,765	1,519,582
U-Blox AG(a)	5,310	235,377
Valiant Holding Registered	14,160	1,983,831
Valora Holding AG Registered	7,080	1,487,873
Von Roll Holding AG Bearer(a)(c)	112,837	401,694
Zehnder Group AG	7,120	427,216
Zueblin Immobilien Holding AG Registered(a)	31,345	108,707

		68,673,854
UNITED KINGDOM—20.44%
Abcam PLC	56,109	335,093
Aberdeen Asset Management PLC	872,787	2,711,875
Aegis Group PLC	1,197,646	2,652,243
Afren PLC(a)	858,273	1,371,486
African Barrick Gold PLC	49,206	428,887
African Minerals Ltd.(a)	216,648	1,544,763
Amerisur Resources PLC(a)	574,719	118,276
Amlin PLC	589,764	2,738,727
Anglo Pacific Group PLC	46,149	200,748
Ashmore Group PLC	130,095	724,453
Ashtead Group PLC	719,505	1,801,259
ASOS PLC(a)	40,887	1,026,894
Aurelian Oil & Gas PLC(a)	79,922	24,833
Avanti Communications Group PLC(a)(c)	32,391	162,206
AVEVA Group PLC	104,961	2,678,493
Avocet Mining PLC	118,934	441,054
AZ Electronic Materials SA	137,175	548,665
Bahamas Petroleum Co. PLC(a)	524,960	61,178
Barratt Developments PLC(a)	842,343	1,207,348
BBA Aviation PLC	727,293	2,089,585
Bellway PLC	167,442	1,918,905
Berkeley Group Holdings PLC (The)(a)	95,757	1,933,564
Betfair Group PLC	44,427	557,184
Blinkx PLC(a)	141,212	342,465
Bodycote PLC	315,768	1,438,831
Booker Group PLC	628,527	761,387
Borders & Southern Petroleum PLC(a)	338,850	265,265
Bovis Homes Group PLC	225,675	1,714,218
Bowleven PLC(a)(c)	189,036	331,059
Britvic PLC	261,075	1,390,203
BTG PLC(a)	414,180	1,848,481
Cable & Wireless Communications PLC	2,458,353	1,438,014
Cable & Wireless Worldwide PLC	2,529,153	1,141,413
Cape PLC	95,934	746,673
Capital & Counties Properties PLC	435,066	1,262,628
Capital & Regional PLC(a)	143,193	78,584
Carillion PLC	645,165	3,607,276
Catlin Group Ltd.	414,180	2,654,726
Centamin Egypt Ltd.(a)	784,287	1,389,978
Charter International PLC	192,045	2,780,520
Chemring Group PLC	266,916	2,197,230

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2011

Chime Communications PLC	42,126	137,351
Close Brothers Group PLC	239,304	2,740,520
CLS Holdings PLC(a)	13,588	143,438
COLT Group SA(a)	555,603	905,767
Computacenter PLC	92,925	571,613
Cookson Group PLC	293,997	2,280,643
Costain Group PLC	44,427	140,551
Cove Energy PLC(a)	121,953	182,081
Croda International PLC	112,749	3,197,534
CSR PLC	202,134	588,908
Daily Mail & General Trust PLC Class A NVS	322,848	2,176,673
Dairy Crest Group PLC	252,756	1,411,589
Davis Service Group PLC (The)	391,701	2,927,294
De La Rue PLC	127,794	1,741,970
Debenhams PLC	1,340,775	1,406,695
Dechra Pharmaceuticals PLC	78,234	618,760
Derwent London PLC	62,127	1,702,742
Development Securities PLC	112,141	350,248
Devro PLC	285,501	1,133,635
Dialog Semiconductor PLC(a)(c)	48,675	947,091
Domino’s Pizza UK & IRL PLC	9,927	73,306
Drax Group PLC	274,881	2,409,213
DS Smith PLC	567,462	1,950,954
DSG International PLC(a)(c)	3,550,266	679,063
easyJet PLC(a)	229,215	1,317,115
Electrocomponents PLC	693,840	2,458,241
Elementis PLC	407,277	947,951
EnCore Oil PLC(a)	159,300	200,559
EnQuest PLC(a)(c)	495,382	863,564
Enterprise Inns PLC(a)	547,992	245,453
Evolution Group PLC	52,746	73,218
Falkland Oil & Gas Ltd.(a)	124,608	105,593
Faroe Petroleum PLC(a)	119,978	309,851
Fenner PLC	120,006	660,910
Ferrexpo PLC	173,283	903,978
Fidessa Group PLC	29,382	771,613
Filtrona PLC	704,637	4,516,437
Findel PLC(a)	494,184	30,471
FirstGroup PLC	417,366	2,250,060
Galiform PLC(a)	897,036	1,704,186
Galliford Try PLC	17,416	130,998
Gem Diamonds Ltd.(a)	128,148	459,193
Genus PLC	36,639	606,767
Go-Ahead Group PLC (The)	63,012	1,413,737
Grainger PLC	193,461	263,084
Great Portland Estates PLC	143,193	860,720
Greene King PLC	280,191	2,029,727
Greggs PLC	116,289	961,974
Gulf Keystone Petroleum Ltd.(a)(c)	641,625	1,364,465
Halfords Group PLC	255,765	1,350,369
Halma PLC	738,444	3,992,942
Hampson Industries PLC(a)	229,038	29,575
Hamworthy PLC	23,687	223,664
Hardy Oil & Gas PLC(a)	27,167	67,420
Hargreaves Lansdown PLC	75,402	610,358
Hays PLC	1,481,667	1,894,115
Henderson Group PLC	1,101,294	2,143,785
Heritage Oil PLC(a)	233,640	824,758
Highland Gold Mining Ltd.	85,845	266,386
Hikma Pharmaceuticals PLC	107,616	1,171,627
Hill & Smith Holdings PLC	34,480	148,736
Hiscox Ltd.	583,038	3,590,228
Hochschild Mining PLC	191,337	1,382,664

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2011

Home Retail Group PLC	488,520	789,309
Homeserve PLC	433,473	2,448,842
Hunting PLC	187,266	2,013,093
IG Group Holdings PLC	386,568	2,908,276
Imagination Technologies Group PLC(a)	152,928	1,132,261
IMI PLC	290,811	3,870,189
Inchcape PLC	484,095	2,549,637
Informa PLC	711,894	4,164,225
Intermediate Capital Group PLC	484,980	1,914,745
International Personal Finance PLC	330,459	1,462,567
Interserve PLC	269,925	1,440,814
ITE Group PLC	45,843	139,185
Jardine Lloyd Thompson Group PLC	153,990	1,790,842
Jazztel PLC(a)	290,103	1,691,376
JD Wetherspoon PLC	193,284	1,345,257
JKX Oil & Gas PLC	139,122	353,677
John Wood Group PLC	327,981	3,274,304
Jupiter Fund Management PLC	22,066	83,521
Kesa Electricals PLC	649,944	1,084,744
Ladbrokes PLC	955,269	2,129,365
Laird PLC	261,606	630,854
Lancashire Holdings Ltd.	12,718	147,187
Lavendon Group PLC	69,738	102,996
Logica PLC	1,758,672	2,665,515
Majestic Wine PLC	7,532	51,669
Marston’s PLC	966,597	1,511,039
McBride PLC(a)	156,543	343,640
Mecom Group PLC	98,412	246,213
Meggitt PLC	489,759	3,040,341
Melrose PLC	395,944	2,107,730
Melrose Resources PLC	51,684	93,017
Michael Page International PLC	437,898	2,839,969
Micro Focus International PLC	232,578	1,274,873
Millennium & Copthorne Hotels PLC	29,205	210,196
Misys PLC(a)	515,955	2,430,120
Mitchells & Butlers PLC(a)	325,503	1,260,947
Mitie Group PLC	30,647	124,460
Mondi PLC	414,534	3,178,223
Moneysupermarket.com Group PLC	333,468	575,929
Morgan Crucible Co. PLC (The)	454,713	2,077,820
Morgan Sindall Group PLC	27,167	242,273
Mouchel Group PLC(a)	180,717	39,379
Nanoco Group PLC(a)	48,321	30,418
National Express Group PLC	432,765	1,608,008
Nautical Petroleum PLC(a)	38,323	183,097
New World Resources PLC	71,024	597,274
Northgate PLC(a)	63,384	263,955
Pace PLC	328,512	420,489
Paragon Group of Companies PLC	480,201	1,255,650
PartyGaming PLC	460,554	815,489
Patagonia Gold PLC(a)	182,130	145,518
Pendragon PLC(a)	1,600,257	245,383
Pennon Group PLC	411,171	4,615,835
Persimmon PLC	336,123	2,700,204
Petra Diamonds Ltd.(a)	379,842	705,069
Petropavlovsk PLC	165,672	1,969,484
Playtech Ltd.	186,204	818,253
Premier Farnell PLC	581,268	1,641,894
Premier Oil PLC(a)	532,947	3,159,625
Primary Health Properties PLC	108,855	547,754
Promethean World PLC	97,527	82,251
Provident Financial PLC	160,716	2,876,877
Pursuit Dynamics PLC(a)(c)	70,171	216,616

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2011

PV Crystalox Solar PLC	325,149	40,201
PZ Cussons PLC	192,576	1,143,880
QinetiQ Group PLC	719,682	1,356,795
Quintain Estates and Development PLC(a)	389,149	233,977
Rathbone Brothers PLC	3,682	68,346
Raven Russia Ltd.	353,127	314,915
Redrow PLC(a)	453,651	853,790
Regus PLC	909,603	1,113,623
Renishaw PLC	9,403	148,283
Rentokil Initial PLC(a)	1,956,381	2,273,613
Restaurant Group PLC (The)	499,494	2,418,701
Rightmove PLC	55,224	1,163,239
Rockhopper Exploration PLC(a)(c)	162,663	561,867
Rotork PLC	45,135	1,226,835
RPS Group PLC	114,229	332,063
Salamander Energy PLC(a)	86,022	276,030
SDL PLC	234,702	2,496,507
Senior PLC	89,562	239,973
Severfield-Rowen PLC	54,339	140,334
Shaftesbury PLC	407,631	3,316,106
Shanks Group PLC	259,105	461,298
SIG PLC	667,644	1,035,078
SOCO International PLC(a)	234,702	1,250,906
Spectris PLC	178,770	3,670,392
Speedy Hire PLC	440,199	145,658
Spirax-Sarco Engineering PLC	27,081	838,386
Spirent Communications PLC	657,024	1,325,629
Spirit Pub Co. PLC(a)	456,306	351,690
St James’s Place PLC	16,894	96,531
St. Modwen Properties PLC	62,340	125,779
Stagecoach Group PLC	164,539	658,910
SuperGroup PLC(a)(c)	26,819	270,121
Synergy Health PLC	4,732	63,662
TalkTalk Telecom Group PLC	103,722	217,308
Tate & Lyle PLC	504,096	5,309,143
Taylor Wimpey PLC(a)	3,289,191	1,961,707
Telecity Group PLC(a)	105,492	1,017,391
Telecom plus PLC	9,231	110,556
Thomas Cook Group PLC	832,077	698,389
Topps Tiles PLC	242,490	123,292
Travis Perkins PLC	256,296	3,559,782
Trinity Mirror PLC(a)	573,882	449,257
TT electronics PLC	136,865	346,835
Tullett Prebon PLC	313,644	1,780,998
UBM PLC	180,363	1,478,910
UK Coal PLC(a)	294,528	161,635
Ultra Electronics Holdings PLC	133,812	3,438,498
UNITE Group PLC	221,958	633,408
Valiant Petroleum PLC(a)	21,418	168,446
Vectura Group PLC(a)	1,042,176	1,026,128
Victrex PLC	64,605	1,324,343
Volex PLC	33,453	164,689
W.S. Atkins PLC	139,299	1,288,348
WH Smith PLC	254,880	2,254,483
William Hill PLC	735,789	2,565,297
Wincanton PLC	318,777	373,040
Wolfson Microelectronics PLC(a)	78,188	147,658
Workspace Group PLC	63,323	245,303
WSP Group PLC	61,642	228,593
Xchanging PLC(a)	70,800	77,709
Xcite Energy Ltd.(a)(c)	68,431	140,001
Yell Group PLC(a)(c)	3,740,718	217,968
Yule Catto & Co. PLC	55,224	151,800

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2011

Zanaga Iron Ore Co. Ltd.(a)	45,135	66,660

		274,651,256

TOTAL COMMON STOCKS
(Cost: $1,364,431,918)		1,335,158,479

PREFERRED STOCKS—0.10%

GERMANY—0.10%
Fuchs Petrolub AG	26,904	1,337,228

		1,337,228
UNITED KINGDOM—0.00%
McBride PLC(a)(b)	7,514,064	12,128

		12,128

TOTAL PREFERRED STOCKS
(Cost: $1,114,723)		1,349,356

RIGHTS—0.02%

AUSTRALIA—0.00%
Arafura Resources Ltd.(a)	194,254	2,061
Carbon Energy Ltd.(a)	237,600	8,823
Perilya Ltd.(a)	481,440	20,431

		31,315
ITALY—0.02%
Banca Popolare di Milano Scrl(a)	246,039	233,702

		233,702

TOTAL RIGHTS
(Cost: $566,666)		265,017

SHORT-TERM INVESTMENTS—4.58%

MONEY MARKET FUNDS—4.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(e)(f)(g)	56,790,898	56,790,898
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(e)(f)(g)	4,637,893	4,637,893

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(e)(f)(h)	83,066	83,066

		61,511,857

TOTAL SHORT-TERM INVESTMENTS
(Cost: $61,511,857)		61,511,857

TOTAL INVESTMENTS IN SECURITIES—104.06%
(Cost: $1,427,625,164)		1,398,284,709
Other Assets, Less Liabilities—(4.06)%		(54,542,676)

NET ASSETS—100.00%		$1,343,742,033

NVS - Non-Voting Shares

SDR - Swedish Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(h)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—99.24%

AUSTRALIA—9.24%
AGL Energy Ltd.	112,268	$1,715,195
Amcor Ltd.	303,008	2,256,765
AMP Ltd.	704,072	3,197,098
ASX Ltd.	43,044	1,401,994
Australia and New Zealand Banking Group Ltd.	641,716	14,760,371
Bendigo and Adelaide Bank Ltd.	88,808	891,330
BGP Holdings PLC(a)(b)	2,256,851	315
Caltex Australia Ltd.	33,728	475,924
CFS Retail Property Trust	450,704	870,278
Commonwealth Bank of Australia	385,220	20,136,618
Crown Ltd.	72,420	620,051
Dexus Property Group	1,186,328	1,069,840
Echo Entertainment Group Ltd.(a)	170,680	677,251
Fairfax Media Ltd.(c)	557,668	550,242
Foster’s Group Ltd.	483,004	2,731,323
Goodman Group	1,669,876	1,107,285
GPT Group	435,676	1,456,027
Harvey Norman Holdings Ltd.	133,484	307,315
Lend Lease Group	130,696	1,081,564
Macquarie Group Ltd.	85,408	2,257,186
MAp Group	95,200	344,419
Metcash Ltd.	188,904	835,742
Mirvac Group	833,340	1,109,586
National Australia Bank Ltd.	539,444	14,708,712
OneSteel Ltd.	347,888	453,983
OZ Minerals Ltd.	80,825	996,430
Qantas Airways Ltd.(a)	97,104	166,072
QBE Insurance Group Ltd.	268,260	4,198,006
Sonic Healthcare Ltd.	90,508	1,060,111
SP AusNet	341,088	360,068
Stockland Corp. Ltd.	582,760	1,953,763
Suncorp Group Ltd.	320,348	2,919,512
Tabcorp Holdings Ltd.	164,764	513,931
Tatts Group Ltd.	329,256	810,432
Telstra Corp. Ltd.	1,093,100	3,595,148
Toll Holdings Ltd.	163,676	845,686
Wesfarmers Ltd. Partially Protected	37,264	1,296,757
Westfield Group	537,744	4,393,002
Westpac Banking Corp.	747,864	17,709,731

		115,835,063
AUSTRIA—0.29%
IMMOFINANZ AG(a)	112,472	374,463
IMMOFINANZ AG Escrow(a)(b)	269,008	38
OMV AG	39,916	1,407,181
Raiffeisen International Bank Holding AG	12,580	356,196
Telekom Austria AG	80,988	929,677
Verbund AG	5,440	159,607
Vienna Insurance Group AG	9,588	406,148

		3,633,310
BELGIUM—0.71%
Ageas	547,604	1,115,145
Belgacom SA	37,060	1,133,073

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

October 31, 2011

Delhaize Group SA	24,752	1,634,370
Dexia SA(a)	159,188	126,560
Groupe Bruxelles Lambert SA	19,584	1,525,312
KBC Groep NV	39,712	898,984
Mobistar SA	4,352	250,485
Solvay SA	14,416	1,489,357
UCB SA	16,864	750,348

		8,923,634
DENMARK—0.26%
A.P. Moller - Maersk A/S Class A	136	888,719
A.P. Moller - Maersk A/S Class B	340	2,337,795

		3,226,514
FINLAND—1.28%
Elisa OYJ	35,768	761,808
Fortum OYJ	109,276	2,687,131
Metso OYJ	20,808	816,707
Nokia OYJ	927,316	6,298,954
Orion OYJ Class B	24,208	508,843
Outokumpu OYJ(c)	31,824	271,655
Pohjola Bank PLC	32,912	384,001
Rautaruukki OYJ	21,012	226,547
Sampo OYJ Class A	104,312	2,905,522
Sanoma OYJ	21,896	297,159
Stora Enso OYJ Class R	142,664	914,945

		16,073,272
FRANCE—10.76%
Accor SA	24,208	802,095
Air France-KLM(a)	24,752	190,193
ArcelorMittal	212,772	4,460,517
Arkema SA	4,828	332,900
AXA	432,956	7,107,747
BNP Paribas SA	237,524	10,883,150
Bouygues SA(c)	58,888	2,230,839
Cap Gemini SA	18,088	699,352
Casino Guichard-Perrachon SA	13,328	1,262,625
CNP Assurances SA	36,924	570,122
Credit Agricole SA	157,148	1,244,122
Eiffage SA	9,928	340,927
Electricite de France	59,840	1,812,021
Eurazeo	8,160	394,770
Fonciere des Regions	6,460	481,156
France Telecom SA	462,400	8,410,216
GDF Suez	306,680	8,775,436
Gecina SA	5,372	536,339
Klepierre	25,976	819,371
Lafarge SA	49,300	2,026,807
Lagardere SCA	29,376	797,756
M6-Metropole Television	10,744	186,123
Natixis	221,612	715,886
Neopost SA	8,296	638,039
PPR SA	18,904	2,976,867
PSA Peugeot Citroen SA	38,216	846,195
Renault SA	47,940	2,035,756
Sanofi	275,196	19,944,493
SCOR SE	41,276	973,538
Societe Generale	157,896	4,646,921
STMicroelectronics NV	161,500	1,126,300

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

October 31, 2011

Suez Environnement SA	41,956	663,912
Thales SA	24,684	880,527
Total SA	525,776	27,731,707
Unibail-Rodamco SE	11,288	2,275,080
Vallourec SA	14,008	859,297
Veolia Environnement	87,176	1,249,368
Vinci SA	110,840	5,519,204
Vivendi SA	306,408	6,944,887
Wendel	5,304	399,197

		134,791,758
GERMANY—8.43%
Allianz SE Registered	112,744	12,770,700
Axel Springer AG(c)	10,200	416,565
BASF SE	227,120	16,849,891
Bayer AG Registered	133,076	8,593,015
Celesio AG	20,944	334,193
Commerzbank AG(a)	897,396	2,231,759
Daimler AG Registered	145,792	7,523,972
Deutsche Bank AG Registered	230,248	9,745,289
Deutsche Post AG Registered	209,032	3,210,050
Deutsche Telekom AG Registered	695,436	8,918,122
E.ON AG	446,012	10,892,923
Fraport AG	2,992	190,905
Hannover Rueckversicherung AG Registered	14,688	734,555
HeidelbergCement AG	34,680	1,595,297
Muenchener Rueckversicherungs-Gesellschaft AG Registered	46,308	6,294,977
RWE AG	103,360	4,461,231
Siemens AG Registered	71,468	7,597,878
ThyssenKrupp AG	95,272	2,771,323
Volkswagen AG	2,924	464,121

		105,596,766
GREECE—0.18%
Alpha Bank AE(a)	44,998	62,136
Bank of Cyprus Public Co. Ltd.	220,041	306,913
EFG Eurobank Ergasias SA(a)	28,634	27,158
Hellenic Telecommunications Organization SA	2,760	15,399
Hellenic Telecommunications Organization SA SP ADR	79,595	222,070
National Bank of Greece SA(a)	56,369	135,232
National Bank of Greece SA SP ADR(a)(c)	1,077,823	583,533
OPAP SA	55,200	646,741
Public Power Corp. SA	29,670	256,993

		2,256,175
HONG KONG—2.76%
Bank of East Asia Ltd. (The)(c)	380,800	1,412,368
BOC Hong Kong (Holdings) Ltd.	918,000	2,220,224
Cathay Pacific Airways Ltd.	272,000	500,914
Cheung Kong (Holdings) Ltd.	340,000	4,282,292
Cheung Kong Infrastructure Holdings Ltd.	136,000	734,733
CLP Holdings Ltd.	476,000	4,263,464
Esprit Holdings Ltd.	306,000	449,247
Foxconn International Holdings Ltd.(a)	204,000	138,715
Hang Lung Group Ltd.(c)	204,000	1,253,162
Hang Seng Bank Ltd.(c)	190,400	2,481,453
Henderson Land Development Co. Ltd.	272,000	1,507,997
Hopewell Holdings Ltd.	136,000	355,544
Hutchison Whampoa Ltd.	204,000	1,898,133
Kerry Properties Ltd.	170,000	631,616

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

October 31, 2011

Link REIT (The)(c)	544,000	1,881,056
MTR Corp. Ltd.	374,000	1,218,571
New World Development Co. Ltd.	612,000	656,531
NWS Holdings Ltd.	305,000	467,418
PCCW Ltd.	1,020,000	412,466
Power Assets Holdings Ltd.	340,000	2,598,712
Sino Land Co. Ltd.(c)	680,000	1,091,153
Swire Pacific Ltd. Class A	170,000	1,982,421
Wharf (Holdings) Ltd. (The)	204,625	1,106,793
Wheelock and Co. Ltd.	204,000	606,877
Yue Yuen Industrial (Holdings) Ltd.	170,000	488,216

		34,640,076
IRELAND—0.26%
CRH PLC	176,936	3,229,250
Irish Bank Resolution Corp. Ltd.(a)(b)	246,432	34

		3,229,284
ISRAEL—0.63%
Bank Hapoalim Ltd.	259,896	1,020,879
Bank Leumi le-Israel	289,000	1,016,000
Bezeq The Israel Telecommunication Corp. Ltd.(c)	427,312	914,359
Cellcom Israel Ltd.	13,668	304,234
Delek Group Ltd. (The)	1,156	230,400
Israel Discount Bank Ltd. Class A(a)	197,276	330,277
Mizrahi Tefahot Bank Ltd.	30,736	268,009
NICE Systems Ltd.(a)	5,304	191,017
Partner Communications Co. Ltd.	21,284	256,056
Teva Pharmaceutical Industries Ltd.	80,648	3,315,219

		7,846,450
ITALY—3.62%
A2A SpA	123,979	171,197
Assicurazioni Generali SpA	290,156	5,273,364
Banca Carige SpA(c)	173,060	342,765
Banca Monte dei Paschi di Siena SpA	346,868	163,673
Banco Popolare SpA	455,600	686,308
Enel Green Power SpA	217,124	503,327
Enel SpA	1,624,928	7,728,590
Eni SpA	594,592	13,261,091
Exor SpA	15,980	354,393
Fiat SpA	190,536	1,179,972
Finmeccanica SpA	100,844	698,503
Intesa Sanpaolo SpA	2,523,217	4,543,521
Mediaset SpA	181,424	677,668
Parmalat SpA	42,840	96,143
Pirelli & C. SpA	40,120	358,140
Prysmian SpA	17,816	272,105
Snam Rete Gas SpA	392,088	1,926,126
Telecom Italia SpA	2,310,980	2,899,406
Terna SpA	292,264	1,127,559
UniCredit SpA	2,187,696	2,587,585
Unione di Banche Italiane ScpA	125,234	482,107

		45,333,543
JAPAN—21.25%
AEON Co. Ltd.	149,600	1,987,632
AEON Credit Service Co. Ltd.	20,400	310,546
Air Water Inc.	68,000	876,435

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

October 31, 2011

Aisin Seiki Co. Ltd.	47,600	1,548,717
Ajinomoto Co. Inc.	68,201	772,318
Alfresa Holdings Corp.	6,800	258,744
Amada Co. Ltd.	68,000	460,455
Aozora Bank Ltd.	136,000	348,830
Asahi Glass Co. Ltd.	234,000	2,100,673
Asahi Group Holdings Ltd	95,200	1,976,644
Astellas Pharma Inc.	108,800	4,028,286
Bank of Kyoto Ltd. (The)	68,000	586,034
Bank of Yokohama Ltd. (The)	272,000	1,266,252
Casio Computer Co. Ltd.	61,200	382,230
Chiba Bank Ltd. (The)	204,000	1,268,868
Chubu Electric Power Co. Inc.	170,000	3,128,567
Chugoku Electric Power Co. Inc. (The)	74,800	1,125,238
Citizen Holdings Co. Ltd.	61,200	331,999
Coca-Cola West Co. Ltd.	13,600	245,053
Cosmo Oil Co. Ltd.	136,000	345,341
Credit Saison Co. Ltd.	34,000	683,270
Dai Nippon Printing Co. Ltd.	136,000	1,449,388
Daicel Corp.	68,000	393,306
Daido Steel Co. Ltd.	68,000	422,956
Daiichi Sankyo Co. Ltd.	163,200	3,214,815
Dainippon Sumitomo Pharma Co. Ltd.	20,400	226,303
Daito Trust Construction Co. Ltd.	6,800	612,196
Daiwa House Industry Co. Ltd.	136,000	1,717,987
Denki Kagaku Kogyo K.K.	136,000	530,221
Denso Corp.	115,600	3,649,980
Eisai Co. Ltd.	61,200	2,448,785
Electric Power Development Co. Ltd.	27,220	686,304
Fuji Electric Holdings Co. Ltd.	68,000	203,193
Fuji Heavy Industries Ltd.	136,000	889,516
FUJIFILM Holdings Corp.	115,600	2,890,927
Fujitsu Ltd.	476,000	2,600,526
Fukuoka Financial Group Inc.	204,000	803,180
Furukawa Electric Co. Ltd.	68,000	194,473
Gunma Bank Ltd. (The)	68,000	353,190
Hachijuni Bank Ltd. (The)	68,000	382,841
Hakuhodo DY Holdings Inc.	3,400	187,932
Hino Motors Ltd.	68,000	409,003
Hiroshima Bank Ltd. (The)	136,000	613,940
Hitachi Chemical Co. Ltd.	27,200	497,082
Hitachi High-Technologies Corp.	13,600	289,878
Hitachi Ltd.	1,088,000	5,958,012
Hokkaido Electric Power Co. Inc.	40,800	518,535
Hokuhoku Financial Group Inc.	272,000	516,268
Hokuriku Electric Power Co.	13,600	219,065
Idemitsu Kosan Co. Ltd.	6,800	647,079
INPEX Corp.	204	1,376,133
Isetan Mitsukoshi Holdings Ltd.	88,400	919,428
Isuzu Motors Ltd.	272,000	1,186,021
ITOCHU Corp.	190,400	1,921,703
Itochu Techno-Solutions Corp.	6,800	297,377
Iyo Bank Ltd. (The)	68,000	647,079
J. Front Retailing Co. Ltd.	136,000	606,964
Japan Petroleum Exploration Co. Ltd.	6,800	273,831
Japan Prime Realty Investment Corp.	136	330,342
Japan Real Estate Investment Corp.	136	1,170,324
Japan Retail Fund Investment Corp.	408	638,882
JFE Holdings Inc.	40,800	791,146
Joyo Bank Ltd. (The)	136,000	577,313
JSR Corp.	47,600	928,498
JTEKT Corp.	54,400	612,545
JX Holdings Inc.	550,800	3,277,604

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

October 31, 2011

Kajima Corp.	204,000	661,904
Kamigumi Co. Ltd.	68,000	598,243
Kaneka Corp.	68,000	372,376
Kansai Electric Power Co. Inc. (The)	183,600	2,733,692
Kawasaki Kisen Kaisha Ltd.	204,000	426,444
KDDI Corp.	476	3,534,517
Keio Corp.	68,000	470,920
Keisei Electric Railway Co. Ltd.	68,000	463,071
Kikkoman Corp.	68,000	763,065
Kinden Corp.	22,000	183,110
Kobe Steel Ltd.	272,000	463,944
Konami Corp.	20,400	678,125
Konica Minolta Holdings Inc.	136,000	1,011,606
Kuraray Co. Ltd.	27,200	387,899
Kyowa Hakko Kirin Co. Ltd.	68,000	778,762
Kyushu Electric Power Co. Inc.	102,000	1,363,052
Marubeni Corp.	204,000	1,213,928
Marui Group Co. Ltd.	54,400	431,851
Maruichi Steel Tube Ltd.	6,800	154,619
Medipal Holdings Corp.	20,400	193,077
Meiji Holdings Co. Ltd.	20,400	906,521
Mitsubishi Chemical Holdings Corp.	340,000	2,110,420
Mitsubishi Corp.	224,400	4,722,544
Mitsubishi Gas Chemical Co. Inc.	68,000	452,607
Mitsubishi Materials Corp.	272,000	743,007
Mitsubishi Tanabe Pharma Corp.	20,400	357,638
Mitsubishi UFJ Financial Group Inc.	3,141,600	13,899,994
Mitsubishi UFJ Lease & Finance Co. Ltd.	14,280	563,142
Mitsui & Co. Ltd.	428,400	6,400,590
Mitsui Chemicals Inc.	204,000	688,067
Mitsui O.S.K. Lines Ltd.	272,000	1,074,396
Mizuho Financial Group Inc.	5,644,000	8,034,421
MS&AD Insurance Group Holdings Inc.	136,008	2,726,265
Namco Bandai Holdings Inc.	47,600	702,020
NEC Corp.(a)	690,000	1,566,271
NGK Spark Plug Co. Ltd.	68,000	860,737
NHK Spring Co. Ltd.	27,200	254,646
Nippon Building Fund Inc.	136	1,323,809
Nippon Express Co. Ltd.	204,000	803,181
Nippon Meat Packers Inc.	68,000	862,482
Nippon Paper Group Inc.	27,200	629,638
Nippon Steel Corp.	1,224,000	3,265,046
Nippon Telegraph and Telephone Corp.	115,600	5,974,582
Nippon Yusen K.K.	408,000	1,051,722
Nishi-Nippon City Bank Ltd. (The)	136,000	376,736
Nissan Motor Co. Ltd.	612,000	5,768,772
Nisshin Seifun Group Inc.	34,200	426,760
Nisshin Steel Co. Ltd.	204,000	329,644
NKSJ Holdings Inc.	92,000	1,883,065
NOK Corp.	27,200	474,757
Nomura Real Estate Holdings Inc.	20,400	337,493
Nomura Real Estate Office Fund Inc.	68	367,143
NTN Corp.	136,000	615,685
NTT DoCoMo Inc.	3,740	6,681,398
Obayashi Corp.	136,000	629,638
Oji Paper Co. Ltd.	204,000	1,020,327
Omron Corp.	20,400	447,374
Ono Pharmaceutical Co. Ltd.	20,400	1,075,268
ORIX Corp.	25,840	2,306,462
Osaka Gas Co. Ltd.	476,000	1,813,043
Otsuka Corp.	6,800	478,769
Resona Holdings Inc.	469,200	2,136,146
Ricoh Co. Ltd.	136,000	1,138,929

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

October 31, 2011

Sankyo Co. Ltd.	13,600	720,333
SBI Holdings Inc.	5,644	482,789
Sega Sammy Holdings Inc.	47,600	1,055,472
Seiko Epson Corp.	34,000	459,583
Sekisui Chemical Co. Ltd.	136,000	1,083,116
Sekisui House Ltd.	136,000	1,229,625
Sharp Corp.	272,000	2,563,899
Shin-Etsu Chemical Co. Ltd.	102,000	5,337,095
Shinsei Bank Ltd.	340,000	383,713
Shiseido Co. Ltd.	88,400	1,640,459
Shizuoka Bank Ltd. (The)	136,000	1,337,762
Showa Denko K.K.	340,000	632,254
Showa Shell Sekiyu K.K.	47,600	351,010
Sojitz Corp.	313,400	542,597
Stanley Electric Co. Ltd.	34,000	507,547
Sumitomo Corp.	278,800	3,529,023
Sumitomo Electric Industries Ltd.	61,200	696,962
Sumitomo Metal Industries Ltd.	816,000	1,569,734
Sumitomo Metal Mining Co. Ltd.	68,000	958,410
Sumitomo Mitsui Financial Group Inc.	333,200	9,469,332
Sumitomo Mitsui Trust Holdings Inc.	748,050	2,609,421
Sumitomo Rubber Industries Inc.	40,800	516,966
Suzuken Co. Ltd.	20,400	494,989
T&D Holdings Inc.	142,800	1,443,109
Taisei Corp.	272,000	736,031
Taisho Pharmaceutical Holdings Co. Ltd.(a)	6,600	467,227
Takashimaya Co. Ltd.	68,000	492,722
Takeda Pharmaceutical Co. Ltd.	197,200	8,952,716
TDK Corp.	13,600	570,337
Teijin Ltd.	204,000	729,926
THK Co. Ltd.	13,600	270,692
Tobu Railway Co. Ltd.	136,000	655,800
Toho Gas Co. Ltd.	68,000	387,201
Tohoku Electric Power Co. Inc.	108,800	1,212,532
Tokyo Electric Power Co. Inc. (The)(a)	353,600	1,296,949
Tokyo Electron Ltd.	40,800	2,229,022
Tokyo Gas Co. Ltd.	612,000	2,645,002
Tokyu Land Corp.	136,000	584,290
TonenGeneral Sekiyu K.K.	68,000	777,018
Toppan Printing Co. Ltd.	136,000	1,074,396
Toray Industries Inc.	136,000	983,700
Tosoh Corp.	136,000	453,479
Toyo Seikan Kaisha Ltd.	40,800	634,172
Toyo Suisan Kaisha Ltd.	24,000	618,044
Toyoda Gosei Co. Ltd.	13,600	246,797
Toyota Boshoku Corp.	13,600	167,962
Toyota Industries Corp.	40,800	1,178,870
Toyota Motor Corp.	442,000	14,987,470
Toyota Tsusho Corp.	54,400	879,051
Ube Industries Ltd.	272,000	816,262
USS Co. Ltd.	4,760	397,404
West Japan Railway Co.	43,100	1,840,628
Yamaguchi Financial Group Inc.	68,000	615,685
Yamaha Corp.	27,200	282,203
Yamaha Motor Co. Ltd.(a)	27,200	396,968
Yamato Holdings Co. Ltd.	47,600	800,913

		266,276,232
NETHERLANDS—1.84%
AEGON NV(a)	433,024	2,098,836
Akzo Nobel NV	56,916	3,033,751
Corio NV	14,076	724,465

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

October 31, 2011

Delta Lloyd NV	25,636	457,154
ING Groep NV CVA(a)	949,756	8,292,741
Koninklijke DSM NV	38,488	1,998,083
Koninklijke KPN NV	139,672	1,849,958
PostNL NV	81,600	418,955
Reed Elsevier NV	172,040	2,138,535
TNT Express NV	84,864	730,687
Wolters Kluwer NV	75,752	1,352,962

		23,096,127
NEW ZEALAND—0.14%
Auckland International Airport Ltd.	149,668	285,632
Contact Energy Ltd.(a)	87,108	396,146
Sky City Entertainment Group Ltd.	51,272	147,399
Telecom Corp. of New Zealand Ltd.	467,432	962,290

		1,791,467
NORWAY—1.32%
DnB NOR ASA	239,904	2,825,624
Gjensidige Forsikring ASA	54,536	605,247
Orkla ASA	190,060	1,671,592
Seadrill Ltd.	79,696	2,660,652
Statoil ASA	273,972	7,059,892
Telenor ASA	93,092	1,678,018

		16,501,025
PORTUGAL—0.25%
Banco Comercial Portugues SA Registered(a)(c)	792,268	171,283
Banco Espirito Santo SA Registered(c)	124,576	272,801
Energias de Portugal SA	464,372	1,480,008
Portugal Telecom SGPS SA Registered	163,880	1,188,615

		3,112,707
SINGAPORE—1.84%
Ascendas Real Estate Investment Trust	408,546	669,105
CapitaLand Ltd.(c)	612,000	1,334,793
CapitaMall Trust Management Ltd.(c)	476,800	714,229
CapitaMalls Asia Ltd.	136,000	148,310
ComfortDelGro Corp. Ltd.(c)	544,000	608,453
DBS Group Holdings Ltd.	408,000	4,028,825
Fraser and Neave Ltd.	68,000	334,649
Keppel Land Ltd.(c)	136,000	304,226
Oversea-Chinese Banking Corp. Ltd.	340,000	2,300,711
Singapore Airlines Ltd.(c)	136,000	1,273,404
Singapore Press Holdings Ltd.(c)	340,000	1,059,359
Singapore Telecommunications Ltd.	2,040,000	5,199,009
United Overseas Bank Ltd.	340,000	4,658,465
UOL Group Ltd.	136,000	485,675

		23,119,213
SPAIN—5.70%
Abertis Infraestructuras SA	46,910	780,907
Acciona SA	2,040	195,279
Acerinox SA(c)	16,184	217,156
Actividades de Construcciones y Servicios SA	35,360	1,353,837
Amadeus IT Holding SA Class A	23,664	450,869
Banco Bilbao Vizcaya Argentaria SA	1,091,501	9,990,152
Banco de Sabadell SA(c)	287,436	1,046,390

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

October 31, 2011

Banco Popular Espanol SA(c)	242,794	1,128,039
Banco Santander SA	2,092,836	18,031,196
Bankia SA(a)	213,520	1,088,523
Bankinter SA(c)	55,747	346,014
CaixaBank	216,089	1,068,164
Fomento de Construcciones y Contratas SA(c)	12,716	333,087
Gas Natural SDG SA	78,676	1,479,807
Iberdrola SA	973,760	7,141,415
Indra Sistemas SA(c)	24,548	416,353
International Consolidated Airlines Group SA(a)	231,268	618,694
Mapfre SA	188,360	699,110
Mediaset Espana Comunicacion SA	40,596	271,792
Repsol YPF SA	98,192	2,999,383
Telefonica SA	1,016,464	21,805,200

		71,461,367
SWEDEN—2.30%
Boliden AB	65,212	939,942
Holmen AB Class B	12,512	357,591
Husqvarna AB Class B	35,428	181,630
Industrivarden AB Class C	9,112	115,061
Investor AB Class B	111,588	2,210,671
Kinnevik Investment AB Class B	25,636	542,764
Nordea Bank AB	650,488	6,000,775
Ratos AB Class B	15,504	209,083
Securitas AB Class B	83,912	774,740
Skandinaviska Enskilda Banken AB Class A	349,996	2,228,443
Skanska AB Class B	98,600	1,631,617
SSAB AB Class A	23,936	234,322
Svenska Cellulosa AB Class B	144,364	2,127,695
Svenska Handelsbanken AB Class A	121,244	3,523,259
Telefonaktiebolaget LM Ericsson Class B	375,836	3,958,249
TeliaSonera AB	535,976	3,767,357

		28,803,199
SWITZERLAND—6.24%
Baloise Holding AG Registered	11,560	953,819
Credit Suisse Group AG Registered(a)	280,636	8,250,208
Holcim Ltd. Registered(a)	30,124	1,937,235
Nestle SA Registered	299,948	17,532,560
Novartis AG Registered	577,592	32,905,764
Pargesa Holding SA Bearer	2,652	209,681
Swiss Life Holding AG Registered(a)	7,684	960,059
Swiss Re AG(a)	31,756	1,758,833
Swisscom AG Registered	5,848	2,382,046
Transocean Ltd.(c)	51,068	2,932,246
Zurich Financial Services AG Registered(a)	35,972	8,418,803

		78,241,254
UNITED KINGDOM—19.94%
3i Group PLC	238,272	790,727
AstraZeneca PLC	341,836	16,475,487
Aviva PLC	708,492	3,897,312
BAE Systems PLC	844,560	3,770,625
Balfour Beatty PLC	171,088	695,630
Barclays PLC	2,875,380	9,064,172
BP PLC	4,676,904	34,800,864
British Land Co. PLC	209,576	1,726,903
BT Group PLC	1,928,956	5,856,549
Capital Shopping Centres Group PLC	134,028	712,390

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

October 31, 2011

GlaxoSmithKline PLC	1,278,196	28,883,920
Glencore International PLC(c)	201,756	1,426,367
Hammerson PLC	175,916	1,155,945
International Power PLC	379,780	2,073,177
Investec PLC	118,728	725,162
J Sainsbury PLC	306,272	1,478,612
Kingfisher PLC	587,792	2,456,328
Land Securities Group PLC	192,168	2,121,621
Legal & General Group PLC	1,455,268	2,595,589
Lonmin PLC	13,260	232,864
Man Group PLC	235,416	569,598
Marks & Spencer Group PLC	395,556	2,055,226
National Grid PLC	309,808	3,087,879
Old Mutual PLC	1,356,260	2,408,054
Pearson PLC	201,892	3,731,258
Prudential PLC	635,936	6,646,360
Reed Elsevier PLC	198,560	1,713,050
Resolution Ltd.	366,384	1,626,297
Rexam PLC	215,900	1,206,104
Royal Bank of Scotland Group PLC(a)	4,363,628	1,706,600
Royal Dutch Shell PLC Class A	898,756	32,002,062
Royal Dutch Shell PLC Class B	660,620	23,837,299
RSA Insurance Group PLC	855,984	1,543,297
SEGRO PLC	179,112	704,838
Severn Trent PLC	37,740	923,489
SSE PLC	118,388	2,568,252
Standard Life PLC	572,016	1,992,463
TUI Travel PLC	125,596	346,051
United Utilities Group PLC	166,328	1,628,271
Vodafone Group PLC	12,709,255	35,458,481
WPP PLC	313,140	3,265,139

		249,960,312

TOTAL COMMON STOCKS
(Cost: $1,346,732,378)		1,243,748,748

PREFERRED STOCKS—0.24%

GERMANY—0.09%
Porsche Automobil Holding SE	13,396	791,953
RWE AG NVS	9,792	370,811

		1,162,764
ITALY—0.15%
Intesa Sanpaolo SpA RNC	219,368	321,579
Telecom Italia SpA RNC	1,501,440	1,586,362

		1,907,941

TOTAL PREFERRED STOCKS
(Cost: $4,424,798)		3,070,705

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

October 31, 2011

RIGHTS—0.01%

HONG KONG—0.01%
New World Development Co. Ltd.(a)	306,000	104,430

		104,430

TOTAL RIGHTS
(Cost: $0)		104,430

SHORT-TERM INVESTMENTS—1.46%

MONEY MARKET FUNDS—1.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(d)(e)(f)	16,865,889	16,865,889
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	1,377,372	1,377,372
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(d)(e)(g)	1,468	1,468

		18,244,729

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,244,729)		18,244,729

TOTAL INVESTMENTS IN SECURITIES—100.95%
(Cost: $1,369,401,905)		1,265,168,612
Other Assets, Less Liabilities—(0.95)%		(11,881,677)

NET ASSETS—100.00%		$1,253,286,935

NVS - Non-Voting Shares

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(g)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—88.58%

BRAZIL—2.63%
Banco Santander (Brasil) SA SP ADR	17,285	$157,293

		157,293
CHILE—1.89%
Banco Santander (Chile) SA SP ADR(a)	1,015	82,905
Corpbanca SA SP ADR	1,450	30,233

		113,138
CHINA—28.21%
Agile Property Holdings Ltd.(a)	10,000	9,234
Agricultural Bank of China Ltd. Class H	120,000	54,862
Bank of China Ltd. Class H	460,000	167,057
Bank of Communications Co. Ltd. Class H	61,600	43,156
China CITIC Bank Corp. Ltd. Class H	68,200	37,328
China Construction Bank Corp. Class H	384,320	287,560
China Everbright Ltd.	10,000	15,119
China Life Insurance Co. Ltd. Class H	60,000	160,335
China Merchants Bank Co. Ltd. Class H	35,690	73,540
China Minsheng Banking Corp. Ltd. Class H	55,800	46,063
China Overseas Land & Investment Ltd.	30,000	56,639
China Pacific Insurance (Group) Co. Ltd. Class H	16,000	49,865
China Resources Land Ltd.	20,000	29,723
China Taiping Insurance Holdings Co. Ltd.(b)	9,000	19,750
Chongqing Rural Commercial Bank Co. Ltd. Class H(b)	35,000	15,776
Country Garden Holdings Co. Ltd.(a)	60,000	24,185
Evergrande Real Estate Group Ltd.	30,000	13,329
Franshion Properties (China) Ltd.(a)	110,000	22,949
Greentown China Holdings Ltd.	2,500	1,623
Guangzhou R&F Properties Co. Ltd. Class H(a)	10,000	9,903
Industrial and Commercial Bank of China Ltd. Class H	420,400	267,453
KWG Property Holdings Ltd.(a)	2,500	1,101
Longfor Properties Co. Ltd.(a)	45,500	59,299
PICC Property and Casualty Co. Ltd. Class H	30,000	42,498
Ping An Insurance (Group) Co. of China Ltd. Class H	12,500	94,495
Poly (Hong Kong) Investments Ltd.(a)	20,000	10,251
Renhe Commercial Holdings Co. Ltd.	70,000	10,006
Shimao Property Holdings Ltd.	15,000	14,913
Shui On Land Ltd.	35,000	11,043
Sino-Ocean Land Holdings Ltd.(a)	32,500	14,691
SOHO China Ltd.	25,000	18,094
Yuexiu Property Co. Ltd.	50,000	7,856

		1,689,696
COLOMBIA—1.63%
Bancolombia SA SP ADR	1,565	97,625

		97,625
CZECH REPUBLIC—0.89%
Komercni Banka AS	275	53,546

		53,546

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

October 31, 2011

EGYPT—0.13%
Commercial International Bank SP ADR	1,700	7,650

		7,650
HUNGARY—0.59%
OTP Bank Nyrt	2,163	35,121

		35,121
INDIA—7.74%
Axis Bank Ltd. SP GDR(c)	3,170	74,780
HDFC Bank Ltd. SP ADR	6,691	211,837
ICICI Bank Ltd. SP ADR	4,765	177,068

		463,685
INDONESIA—5.92%
PT Bank Central Asia Tbk	132,500	121,237
PT Bank Danamon Indonesia Tbk	61,080	34,326
PT Bank Mandiri Tbk	82,525	66,654
PT Bank Negara Indonesia (Persero) Tbk	89,333	40,617
PT Bank Rakyat Indonesia Tbk	120,000	91,500

		354,334
MEXICO—3.11%
Compartamos SAB de CV	20,000	31,272
Grupo Financiero Banorte SAB de CV Series O	20,500	70,847
Grupo Financiero Inbursa SAB de CV Series O	39,000	84,376

		186,495
PERU—1.67%
Credicorp Ltd.	920	100,078

		100,078
PHILIPPINES—3.29%
Ayala Corp.	7,500	53,899
Ayala Land Inc.	55,000	20,847
Banco de Oro Unibank Inc.	16,500	21,788
Bank of the Philippine Islands	38,645	53,025
Metropolitan Bank & Trust Co.	300	503
SM Prime Holdings Inc.	155,000	47,262

		197,324
POLAND—3.23%
Bank Handlowy w Warszawie SA	525	12,595
Bank Millennium SA	10,430	14,847
Bank Pekao SA	595	28,168
BRE Bank SA(b)	331	29,074
Getin Holding SA(b)	5,910	16,201
Globe Trade Centre SA(b)	2,410	8,788
Powszechna Kasa Oszczednosci Bank Polski SA	4,405	51,148
Powszechny Zaklad Ubezpieczen SA	300	32,387

		193,208

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

October 31, 2011

RUSSIA—3.30%
Sberbank of Russia SP ADR(b)	18,110	197,399

		197,399
SOUTH AFRICA—9.86%
Absa Group Ltd.	1,975	35,716
African Bank Investments Ltd.	13,900	60,624
Discovery Holdings Ltd.	100	526
FirstRand Ltd.	37,585	93,957
Growthpoint Properties Ltd.	11,690	27,313
Investec Ltd.	5,250	32,405
Liberty Holdings Ltd.	50	517
MMI Holdings Ltd.	6,346	13,702
Nedbank Group Ltd.	545	9,731
Redefine Properties Ltd.	18,740	19,104
Remgro Ltd.	5,850	89,271
RMB Holdings Ltd.	14,185	44,999
RMI Holdings	14,185	23,712
Sanlam Ltd.	7,825	29,381
Standard Bank Group Ltd.	8,840	109,485

		590,443
SOUTH KOREA—6.36%
KB Financial Group Inc. SP ADR	1,733	67,674
Shinhan Financial Group Co. Ltd. SP ADR	3,610	287,356
Woori Finance Holdings Co. Ltd. SP ADR	896	25,894

		380,924
THAILAND—4.84%
Bangkok Bank PCL NVDR	13,000	63,203
Bank of Ayudhya PCL NVDR	39,000	25,366
Kasikornbank PCL NVDR	20,500	82,667
Krung Thai Bank PCL NVDR	46,500	22,985
Siam Commercial Bank PCL NVDR	25,000	95,529

		289,750
TURKEY—3.29%
Akbank TAS	10,471	38,370
Asya Katilim Bankasi AS(b)	9,330	10,055
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	500	678
Haci Omer Sabanci Holding AS	3,765	12,942
Turkiye Garanti Bankasi AS	14,395	50,953
Turkiye Halk Bankasi AS	4,116	25,449
Turkiye Is Bankasi AS	12,526	29,345
Turkiye Vakiflar Bankasi TAO Class D	1,200	2,056
Yapi ve Kredi Bankasi AS(b)	14,615	27,524

		197,372

TOTAL COMMON STOCKS
(Cost: $6,840,383)		5,305,081

PREFERRED STOCKS—11.26%

BRAZIL—11.26%
Banco Bradesco SA SP ADR	18,008	327,746

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

October 31, 2011

Itau Unibanco Holding SA SP ADR	18,135	346,741

		674,487

TOTAL PREFERRED STOCKS
(Cost: $836,981)		674,487

SHORT-TERM INVESTMENTS—3.06%

MONEY MARKET FUNDS—3.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(d)(e)(f)	160,863	160,863
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	13,137	13,137
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(d)(e)(g)	8,917	8,917

		182,917

TOTAL SHORT-TERM INVESTMENTS
(Cost: $182,917)		182,917

TOTAL INVESTMENTS IN SECURITIES—102.90%
(Cost: $7,860,281)		6,162,485
Other Assets, Less Liabilities—(2.90)%		(173,446)

NET ASSETS—100.00%		$5,989,039

NVDR - Non-Voting Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(g)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—87.31%

BRAZIL—11.22%
Companhia Siderurgica Nacional SA SP ADR	18,224	$170,576
Fibria Celulose SA SP ADR	5,496	48,749
Vale SA SP ADR	30,626	778,207

		997,532
CHILE—4.04%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	6,144	359,424

		359,424
CHINA—12.54%
Aluminum Corp. of China Ltd. Class H	80,000	44,713
Angang New Steel Co. Ltd. Class H	32,000	19,946
Anhui Conch Cement Co. Ltd. Class H	48,000	178,648
BBMG Corp. Class H	72,000	64,258
China BlueChemical Ltd. Class H	192,000	152,314
China Molybdenum Co. Ltd. Class H	24,000	12,054
China National Building Material Co. Ltd. Class H	64,000	84,399
China Resources Cement Holdings Ltd.	96,000	77,888
China Shanshui Cement Group Ltd.	48,000	37,708
Dongyue Group Ltd.	16,000	12,713
Fosun International Ltd.	44,000	25,272
Hidili Industry International Development Ltd.	32,000	13,641
Huabao International Holdings Ltd.(a)	120,000	77,270
Jiangxi Copper Co. Ltd. Class H	24,000	59,652
Lee & Man Paper Manufacturing Ltd.(a)	40,000	16,742
Maanshan Iron & Steel Co. Ltd. Class H	48,000	14,589
Nine Dragons Paper (Holdings) Ltd.(a)	40,000	27,817
Shougang Fushan Resources Group Ltd.	48,000	20,152
Sinofert Holdings Ltd.	112,000	37,502
Sinopec Shanghai Petrochemical Co. Ltd. Class H	192,000	71,706
Zhaojin Mining Industry Co. Ltd. Class H	16,000	28,765
Zijin Mining Group Co. Ltd. Class H	85,000	36,890

		1,114,639
INDIA—2.54%
Sterlite Industries (India) Ltd. SP ADR	20,352	210,033
Tata Steel Ltd. SP GDR(b)	1,616	15,594

		225,627
INDONESIA—3.39%
PT Aneka Tambang Tbk	152,000	30,735
PT Indocement Tunggal Prakarsa Tbk	68,000	125,591
PT International Nickel Indonesia Tbk	92,000	37,933
PT Semen Gresik (Persero) Tbk	100,000	107,314

		301,573
MEXICO—7.81%
Cemex SAB de CV CPO(c)	277,656	122,292
Grupo Mexico SAB de CV Series B	77,600	218,093
Industrias Penoles SAB de CV	3,200	130,252
Mexichem SAB de CV	55,200	192,236
Minera Frisco SAB de CV Series A1(c)	8,000	31,694

		694,567

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

October 31, 2011

PERU—3.63%
Compania de Minas Buenaventura SA SP ADR	3,776	154,552
Southern Copper Corp.	5,472	167,881

		322,433
POLAND—2.70%
Jastrzebska Spolka Weglowa SA(c)	781	23,258
KGHM Polska Miedz SA	2,952	145,889
Synthos SA	52,288	70,916

		240,063
RUSSIA—7.40%
Mechel OAO SP ADR	3,752	49,301
MMC Norilsk Nickel OJSC SP ADR	14,472	283,217
Novolipetsk Steel OJSC SP GDR(b)	2,352	64,022
Severstal OAO SP GDR(b)	4,912	72,157
Uralkali OJSC SP GDR(b)	4,352	188,877

		657,574
SOUTH AFRICA—16.58%
African Rainbow Minerals Ltd.	2,664	61,879
Anglo American Platinum Ltd.	1,360	98,937
AngloGold Ashanti Ltd.	7,760	352,303
ArcelorMittal South Africa Ltd.	4,400	37,584
Exxaro Resources Ltd.	3,376	76,742
Gold Fields Ltd.	13,056	226,845
Harmony Gold Mining Co. Ltd.	7,536	99,739
Impala Platinum Holdings Ltd.	10,992	255,378
Kumba Iron Ore Ltd.	1,552	92,766
Northam Platinum Ltd.	4,448	17,321
Pretoria Portland Cement Co. Ltd.	30,464	92,821
Sappi Ltd.(c)	21,048	62,106

		1,474,421
SOUTH KOREA—7.95%
POSCO SP ADR	8,227	706,864

		706,864
TAIWAN—2.50%
China Steel Corp. SP GDR	11,159	222,510

		222,510
THAILAND—4.54%
PTT Global Chemical PCL NVDR(c)	93,462	199,082
Siam Cement PCL NVDR	20,000	204,878

		403,960

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

October 31, 2011

TURKEY—0.47%
Eregli Demir ve Celik Fabrikalari TAS	20,008	41,539

		41,539

TOTAL COMMON STOCKS
(Cost: $9,609,026)		7,762,726

PREFERRED STOCKS—12.21%

BRAZIL—12.21%
Braskem SA Class A SP ADR	5,561	100,320
Gerdau SA SP ADR	15,835	142,832
Vale SA Class A SP ADR	35,693	842,355

		1,085,507

TOTAL PREFERRED STOCKS
(Cost: $1,396,289)		1,085,507

SHORT-TERM INVESTMENTS—1.18%

MONEY MARKET FUNDS—1.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(d)(e)(f)	94,834	94,834
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	7,745	7,745
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(d)(e)(g)	2,325	2,325

		104,904

TOTAL SHORT-TERM INVESTMENTS
(Cost: $104,904)		104,904

TOTAL INVESTMENTS IN SECURITIES—100.70%
(Cost: $11,110,219)		8,953,137
Other Assets, Less Liabilities—(0.70)%		(62,154)

NET ASSETS—100.00%		$8,890,983

CPO - Certificates of Participation (Ordinary)

NVDR - Non-Voting Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Non-income earning security.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(g)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

October 31, 2011

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—99.68%

AUSTRIA—0.83%
Erste Group Bank AG	1,703	$37,055
IMMOEAST AG Escrow(a)(b)	740	—
IMMOFINANZ AG(a)	8,684	28,913
IMMOFINANZ AG Escrow(a)(b)	328	—
Raiffeisen International Bank Holding AG	455	12,883
Vienna Insurance Group AG	351	14,868

		93,719
BELGIUM—1.23%
Ageas	20,423	41,589
Dexia SA(a)	5,475	4,353
Groupe Bruxelles Lambert SA	752	58,570
KBC Groep NV	1,482	33,549

		138,061
DENMARK—0.87%
Danske Bank A/S(a)	5,980	83,513
TrygVesta A/S	247	13,928

		97,441
FINLAND—1.07%
Pohjola Bank PLC	1,261	14,713
Sampo OYJ Class A	3,783	105,372

		120,085
FRANCE—11.09%
AXA	15,782	259,090
BNP Paribas SA	8,671	397,298
CNP Assurances SA	1,365	21,076
Credit Agricole SA	8,840	69,985
Eurazeo	273	13,207
Fonciere des Regions	260	19,365
Gecina SA	195	19,469
Icade	208	18,864
Klepierre	923	29,115
Natixis	7,956	25,701
SCOR SE	1,521	35,874
Societe Generale	5,798	170,637
Unibail-Rodamco SE	832	167,688

		1,247,369
GERMANY—11.21%
Allianz SE Registered	4,095	463,847
Commerzbank AG(a)	32,799	81,569
Deutsche Bank AG Registered	8,437	357,098
Deutsche Boerse AG(a)	1,755	97,915
Hannover Rueckversicherung AG Registered	546	27,306
Muenchener Rueckversicherungs-Gesellschaft AG Registered	1,715	233,132

		1,260,867

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

October 31, 2011

GREECE—0.39%
Alpha Bank AE(a)	4,602	6,355
Bank of Cyprus Public Co. Ltd.	7,709	10,752
EFG Eurobank Ergasias SA(a)	3,003	2,848
National Bank of Greece SA SP ADR(a)	43,277	23,430

		43,385
ITALY—5.65%
Assicurazioni Generali SpA	10,543	191,611
Banca Carige SpA	5,993	11,870
Banca Monte dei Paschi di Siena SpA	38,805	18,311
Banco Popolare SpA	16,393	24,694
Exor SpA	572	12,685
Intesa Sanpaolo SpA	91,637	165,009
Mediobanca SpA	4,602	36,973
UniCredit SpA	123,266	145,798
Unione di Banche Italiane ScpA	7,295	28,083

		635,034
NETHERLANDS—3.76%
AEGON NV(a)	15,704	76,116
Corio NV	533	27,433
Delta Lloyd NV	884	15,764
ING Groep NV CVA(a)	34,762	303,522

		422,835
NORWAY—1.11%
DnB NOR ASA	8,827	103,966
Gjensidige Forsikring ASA	1,929	21,408

		125,374
PORTUGAL—0.17%
Banco Comercial Portugues SA Registered(a)	34,606	7,482
Banco Espirito Santo SA Registered(c)	5,200	11,387

		18,869
SPAIN—10.74%
Banco Bilbao Vizcaya Argentaria SA	39,156	358,382
Banco de Sabadell SA	10,101	36,772
Banco Popular Espanol SA	9,022	41,917
Banco Santander SA	76,453	658,694
Bankia SA(a)	7,813	39,831
Bankinter SA(c)	2,040	12,662
CaixaBank	6,803	33,628
Mapfre SA	6,786	25,187

		1,207,073
SWEDEN—6.13%
Industrivarden AB Class C	1,066	13,461
Investor AB Class B	4,069	80,611
Kinnevik Investment AB Class B	1,885	39,909
Nordea Bank AB	23,686	218,504
Ratos AB Class B	1,768	23,843
Skandinaviska Enskilda Banken AB Class A	12,844	81,778
Svenska Handelsbanken AB Class A	4,407	128,064
Swedbank AB Class A	7,267	103,227

		689,397

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

October 31, 2011

SWITZERLAND—12.39%
Baloise Holding AG Registered	416	34,324
Credit Suisse Group AG Registered(a)	10,335	303,831
GAM Holding AG(a)	1,872	22,680
Julius Baer Group Ltd.(a)	1,872	71,673
Pargesa Holding SA Bearer	247	19,529
Swiss Life Holding AG Registered(a)	273	34,109
Swiss Re AG(a)	3,185	176,404
UBS AG Registered(a)	32,877	423,233
Zurich Financial Services AG Registered(a)	1,313	307,291

		1,393,074
UNITED KINGDOM—33.04%
3i Group PLC	8,593	28,517
Admiral Group PLC	1,859	35,377
Aviva PLC	25,909	142,522
Barclays PLC	105,105	331,327
British Land Co. PLC	7,620	62,789
Capital Shopping Centres Group PLC	5,213	27,708
Hammerson PLC	6,461	42,455
HSBC Holdings PLC	161,088	1,416,807
ICAP PLC	5,083	33,154
Investec PLC	4,303	26,282
Land Securities Group PLC	6,999	77,272
Legal & General Group PLC	52,806	94,184
Lloyds Banking Group PLC(a)	375,362	196,878
London Stock Exchange Group PLC	1,365	19,829
Man Group PLC	17,134	41,456
Old Mutual PLC	49,868	88,541
Prudential PLC	23,053	240,934
Resolution Ltd.	13,429	59,608
Royal Bank of Scotland Group PLC(a)	162,045	63,375
RSA Insurance Group PLC	31,815	57,361
Schroders PLC	1,014	23,389
SEGRO PLC	6,435	25,323
Standard Chartered PLC	21,489	506,060
Standard Life PLC	20,982	73,085

		3,714,233

TOTAL COMMON STOCKS
(Cost: $12,384,411)		11,206,816

PREFERRED STOCKS—0.11%

ITALY—0.11%
Intesa Sanpaolo SpA RNC	8,424	12,349

		12,349

TOTAL PREFERRED STOCKS
(Cost: $16,184)		12,349

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

October 31, 2011

SHORT-TERM INVESTMENTS—0.27%

MONEY MARKET FUNDS—0.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(d)(e)(f)	23,713	23,713
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	1,936	1,936
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(d)(e)(g)	4,370	4,370

		30,019

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,019)		30,019

TOTAL INVESTMENTS IN SECURITIES—100.06%
(Cost: $12,430,614)		11,249,184
Other Assets, Less Liabilities—(0.06)%		(6,389)

NET ASSETS—100.00%		$11,242,795

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(g)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—98.99%

HONG KONG—27.23%
AIA Group Ltd.	29,800	$92,489
Bank of East Asia Ltd. (The)	5,600	20,770
BOC Hong Kong (Holdings) Ltd.	14,000	33,860
Cheung Kong (Holdings) Ltd.	6,000	75,570
Hang Lung Group Ltd.(a)	2,000	12,286
Hang Lung Properties Ltd.	8,000	29,569
Hang Seng Bank Ltd.(a)	2,800	36,492
Henderson Land Development Co. Ltd.	2,000	11,088
Hong Kong Exchanges and Clearing Ltd.	3,800	65,625
Hopewell Holdings Ltd.	1,000	2,614
Hysan Development Co. Ltd.	2,000	7,070
Kerry Properties Ltd.	2,000	7,431
Link REIT (The)	8,000	27,663
New World Development Co. Ltd.	7,000	7,509
Sino Land Co. Ltd.(a)	8,000	12,837
Sun Hung Kai Properties Ltd.	6,000	83,760
Swire Pacific Ltd. Class A	3,000	34,984
Wharf (Holdings) Ltd. (The)	5,600	30,290
Wheelock and Co. Ltd.	2,000	5,950
Wing Hang Bank Ltd.	1,000	9,144

		607,001
JAPAN—58.88%
AEON Credit Service Co. Ltd.	200	3,045
AEON Mall Co. Ltd.	200	4,719
Aozora Bank Ltd.	2,000	5,130
Bank of Kyoto Ltd. (The)	2,000	17,236
Bank of Yokohama Ltd. (The)	4,000	18,621
Chiba Bank Ltd. (The)	2,000	12,440
Credit Saison Co. Ltd.	500	10,048
Dai-ichi Life Insurance Co. Ltd. (The)	32	37,222
Daito Trust Construction Co. Ltd.	200	18,006
Daiwa House Industry Co. Ltd.	2,000	25,265
Daiwa Securities Group Inc.	6,000	21,468
Fukuoka Financial Group Inc.	3,000	11,811
Gunma Bank Ltd. (The)	2,000	10,388
Hachijuni Bank Ltd. (The)	2,000	11,260
Hiroshima Bank Ltd. (The)	2,000	9,029
Hokuhoku Financial Group Inc.	5,000	9,490
Iyo Bank Ltd. (The)	2,000	19,032
Japan Prime Realty Investment Corp.	2	4,858
Japan Real Estate Investment Corp.	2	17,211
Japan Retail Fund Investment Corp.	6	9,395
Joyo Bank Ltd. (The)	2,000	8,490
Mitsubishi Estate Co. Ltd.	4,000	69,202
Mitsubishi UFJ Financial Group Inc.	46,000	203,527
Mitsubishi UFJ Lease & Finance Co. Ltd.	200	7,887
Mitsui Fudosan Co. Ltd.	3,000	50,862
Mizuho Financial Group Inc.	80,800	115,021
MS&AD Insurance Group Holdings Inc.	2,080	41,693
Nippon Building Fund Inc.	2	19,468
Nishi-Nippon City Bank Ltd. (The)	2,000	5,540
NKSJ Holdings Inc.	1,500	30,702
Nomura Holdings Inc.	12,600	49,123
Nomura Real Estate Holdings Inc.	300	4,963

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

October 31, 2011

Nomura Real Estate Office Fund Inc.	1	5,399
NTT Urban Development Corp.	4	2,811
ORIX Corp.	400	35,704
Resona Holdings Inc.	6,600	30,048
SBI Holdings Inc.	64	5,475
Seven Bank Ltd.	2	3,614
Shinsei Bank Ltd.	5,000	5,643
Shizuoka Bank Ltd. (The)	2,000	19,673
Sony Financial Holdings Inc.	600	10,096
Sumitomo Mitsui Financial Group Inc.	4,900	139,255
Sumitomo Mitsui Trust Holdings Inc.	10,940	38,162
Sumitomo Realty & Development Co. Ltd.	2,000	42,449
T&D Holdings Inc.	2,000	20,212
Tokio Marine Holdings Inc.	2,600	63,087
Tokyu Land Corp.	2,000	8,593

		1,312,373
SINGAPORE—12.88%
Ascendas Real Estate Investment Trust	6,000	9,827
CapitaLand Ltd.	10,000	21,810
CapitaMall Trust Management Ltd.	8,000	11,984
CapitaMalls Asia Ltd.	6,000	6,543
City Developments Ltd.	2,000	17,432
DBS Group Holdings Ltd.	6,000	59,247
Global Logistic Properties Ltd.(b)	7,000	9,843
Keppel Land Ltd.	2,000	4,474
Oversea-Chinese Banking Corp. Ltd.	10,000	67,668
Singapore Exchange Ltd.	3,000	16,178
United Overseas Bank Ltd.	4,000	54,806
UOL Group Ltd.	2,000	7,142

		286,954

TOTAL COMMON STOCKS
(Cost: $2,406,040)		2,206,328

RIGHTS—0.05%

HONG KONG—0.05%
New World Development Co. Ltd.(b)	3,500	1,194

		1,194

TOTAL RIGHTS
(Cost: $0)		1,194

SHORT-TERM INVESTMENTS—0.97%

MONEY MARKET FUNDS—0.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(c)(d)(e)	19,812	19,812
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	1,618	1,618

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

October 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(c)(d)(f)	81	81

		21,511

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,511)		21,511

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $2,427,551)		2,229,033
Other Assets, Less Liabilities—(0.01)%		(167)

NET ASSETS—100.00%		$2,228,866

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(f)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—99.45%

AUSTRALIA—4.33%
AGL Energy Ltd.	17,264	$263,754
Alumina Ltd.	53,875	84,595
Amcor Ltd.	39,763	296,150
AMP Ltd.	82,485	374,553
Asciano Group	85,739	140,086
ASX Ltd.	5,644	183,832
Australia and New Zealand Banking Group Ltd.	76,111	1,750,660
Bendigo and Adelaide Bank Ltd.	13,032	130,797
BGP Holdings PLC(a)(b)	38,252	5
BHP Billiton Ltd.	97,774	3,921,122
BlueScope Steel Ltd.	51,460	46,134
Boral Ltd.	35,448	147,802
Brambles Ltd.	44,820	314,793
Caltex Australia Ltd.	7,968	112,434
CFS Retail Property Trust	77,439	149,529
Coca-Cola Amatil Ltd.	21,248	277,280
Cochlear Ltd.	2,490	154,728
Commonwealth Bank of Australia	46,397	2,425,312
Computershare Ltd.	14,276	114,959
Crown Ltd.	17,845	152,787
CSL Ltd.	17,513	536,231
Dexus Property Group	119,520	107,784
Echo Entertainment Group Ltd.(b)	31,144	123,578
Fairfax Media Ltd.(c)	65,990	65,111
Fortescue Metals Group Ltd.	39,840	205,001
Foster’s Group Ltd.	69,554	393,319
Goodman Group	154,546	102,479
GPT Group	48,140	160,884
Harvey Norman Holdings Ltd.	26,643	61,339
Iluka Resources Ltd.	12,699	218,263
Incitec Pivot Ltd.	58,598	217,593
Insurance Australia Group Ltd.	56,606	189,177
James Hardie Industries SE(b)	20,916	138,249
Leighton Holdings Ltd.	4,963	114,998
Lend Lease Group	12,284	101,655
Lynas Corp. Ltd.(b)	51,377	65,683
Macarthur Coal Ltd.	3,818	65,581
Macquarie Group Ltd.	9,462	250,064
MAp Group	30,243	109,414
Metcash Ltd.	18,841	83,356
Mirvac Group	103,258	137,487
National Australia Bank Ltd.	63,993	1,744,861
Newcrest Mining Ltd.	22,677	806,464
OneSteel Ltd.	50,722	66,191
Orica Ltd.	12,038	332,065
Origin Energy Ltd.	36,748	561,035
OZ Minerals Ltd.	7,729	95,285
Paladin Energy Ltd.(b)	16,102	25,625
Qantas Airways Ltd.(b)	36,769	62,884
QBE Insurance Group Ltd.	30,627	479,283
QR National Ltd.	30,793	108,137
Rio Tinto Ltd.	12,990	953,835
Santos Ltd.	27,317	375,606
Sims Metal Management Ltd.	3,984	58,584
Sonic Healthcare Ltd.	12,536	146,833
SP AusNet	121,435	128,192

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2011

Stockland Corp. Ltd.	68,153	228,490
Suncorp Group Ltd.	42,579	388,046
Tabcorp Holdings Ltd.	31,144	97,144
Tatts Group Ltd.	59,345	146,072
Telstra Corp. Ltd.	120,684	396,923
Toll Holdings Ltd.	17,845	92,202
Transurban Group	34,362	190,667
Wesfarmers Ltd.	29,299	1,009,012
Wesfarmers Ltd. Partially Protected	2,905	101,092
Westfield Group	61,586	503,116
Westfield Retail Trust	61,586	166,616
Westpac Banking Corp.	90,557	2,144,427
Woodside Petroleum Ltd.	18,848	731,083
Woolworths Ltd.	36,603	924,637
WorleyParsons Ltd.	6,225	183,999

		27,736,964
AUSTRIA—0.15%
Erste Group Bank AG	6,818	148,352
IMMOEAST AG Escrow(a)(b)	5,270	1
IMMOFINANZ AG(b)	24,502	81,576
OMV AG	5,229	184,341
Raiffeisen International Bank Holding AG	2,324	65,803
Telekom Austria AG	12,118	139,105
Verbund AG	3,404	99,872
Vienna Insurance Group AG	1,660	70,317
voestalpine AG	4,316	150,499

		939,866
BELGIUM—0.43%
Ageas	78,617	160,096
Anheuser-Busch InBev NV	22,493	1,261,674
Bekaert NV	664	29,924
Belgacom SA	4,221	129,053
Colruyt SA	3,018	125,443
Delhaize Group SA	2,988	197,297
Groupe Bruxelles Lambert SA	2,338	182,097
KBC Groep NV	5,507	124,665
Mobistar SA	1,345	77,413
Solvay SA	1,640	169,433
UCB SA	3,264	145,229
Umicore	3,264	141,655

		2,743,979
CANADA—5.77%
Agnico-Eagle Mines Ltd.	5,312	231,252
Agrium Inc.	4,897	405,170
Alimentation Couche-Tard Inc. Class B	4,980	150,415
ARC Resources Ltd.	7,138	182,178
Athabasca Oil Sands Corp.(b)	8,300	108,048
Bank of Montreal	18,930	1,122,364
Bank of Nova Scotia	31,208	1,650,497
Barrick Gold Corp.	29,797	1,476,275
Baytex Energy Corp.	3,071	162,911
BCE Inc.	6,557	260,828
Bell Aliant Inc.	2,324	65,655
Bombardier Inc. Class B	46,314	192,110
Bonavista Energy Corp.	3,486	90,059
Brookfield Asset Management Inc. Class A	16,268	472,358
Brookfield Office Properties Inc.	7,885	129,875

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2011

CAE Inc.	13,612	145,679
Cameco Corp.	11,039	237,729
Canadian Imperial Bank of Commerce	12,201	922,522
Canadian National Railway Co.	14,193	1,115,721
Canadian Natural Resources Ltd.	34,860	1,234,007
Canadian Oil Sands Ltd.	14,027	326,226
Canadian Pacific Railway Ltd.	5,063	314,051
Canadian Tire Corp. Ltd. Class A	2,407	144,384
Canadian Utilities Ltd. Class A	2,988	181,250
Cenovus Energy Inc.	21,829	750,307
Centerra Gold Inc.	4,980	99,074
CGI Group Inc. Class A(b)	8,715	178,994
CI Financial Corp.	4,731	95,263
Crescent Point Energy Corp.	7,226	309,701
Eldorado Gold Corp.	18,758	353,725
Enbridge Inc.	25,730	894,495
Encana Corp.	23,655	514,897
Enerplus Corp.	4,233	118,136
Fairfax Financial Holdings Ltd.	837	351,123
Finning International Inc.	4,399	103,193
First Quantum Minerals Ltd.	14,110	297,045
Fortis Inc.	6,142	208,392
Franco-Nevada Corp.	4,648	184,797
George Weston Ltd.	1,494	103,922
Gildan Activewear Inc.	4,233	109,613
Goldcorp Inc.	23,655	1,155,064
Great-West Lifeco Inc.	7,221	161,323
Husky Energy Inc.	7,802	201,010
IAMGOLD Corp.	12,035	259,663
IGM Financial Inc.	4,150	179,830
Imperial Oil Ltd.	9,960	413,943
Industrial Alliance Insurance and Financial Services Inc.	2,407	78,589
Inmet Mining Corp.	1,909	114,357
Intact Financial Corp.	2,158	120,844
Ivanhoe Mines Ltd.(b)	8,742	179,549
Kinross Gold Corp.	31,888	456,208
Loblaw Companies Ltd.	5,312	204,030
Lululemon Athletica Inc.(b)(c)	2,988	168,762
Magna International Inc. Class A	6,723	257,413
Manulife Financial Corp.	54,619	723,671
Metro Inc. Class A	1,909	93,869
National Bank of Canada	5,561	398,298
New Gold Inc.(b)	12,865	159,962
Nexen Inc.	14,608	248,994
Niko Resources Ltd.	2,324	128,291
Onex Corp.	4,814	160,184
Open Text Corp.(b)	2,822	173,340
Osisko Mining Corp.(b)	6,889	83,369
Pacific Rubiales Energy Corp.	8,715	203,913
Pan American Silver Corp.	2,905	81,454
Pengrowth Energy Corp.	9,213	96,466
Penn West Petroleum Ltd.	13,280	238,124
Potash Corp. of Saskatchewan Inc.	25,822	1,226,561
Power Corp. of Canada	10,043	253,792
Power Financial Corp.	6,723	182,078
Precision Drilling Corp.(b)	7,055	82,110
Progress Energy Resources Corp.	6,308	89,611
Research In Motion Ltd.(b)	15,106	306,607
Ritchie Bros. Auctioneers Inc.	1,743	34,816
Rogers Communications Inc. Class B	13,529	495,121
Royal Bank of Canada	42,750	2,092,630
Saputo Inc.	5,561	230,558
Shaw Communications Inc. Class B	11,454	232,828

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2011

Shoppers Drug Mart Corp.	5,893	248,595
Silver Wheaton Corp.	11,786	408,431
SNC-Lavalin Group Inc.	4,399	221,843
Sun Life Financial Inc.	17,347	439,417
Suncor Energy Inc.	48,143	1,538,928
Talisman Energy Inc.	32,453	462,004
Teck Resources Ltd. Class B	18,260	734,628
TELUS Corp. NVS	4,897	251,099
Thomson Reuters Corp.	13,036	387,044
Tim Hortons Inc.	3,320	163,986
TMX Group Inc.	3,029	133,572
Toronto-Dominion Bank (The)	26,311	1,992,828
Tourmaline Oil Corp.(b)	3,388	113,041
TransAlta Corp.	7,387	163,098
TransCanada Corp.	19,671	839,124
Valeant Pharmaceuticals International Inc.	8,715	345,354
Vermilion Energy Inc.	2,324	109,877
Viterra Inc.	7,885	81,450
Yamana Gold Inc.	24,402	365,569

		36,961,361
DENMARK—0.48%
A.P. Moller - Maersk A/S Class B	40	275,035
Carlsberg A/S Class B	3,237	222,086
Coloplast A/S Class B	1,079	158,879
Danske Bank A/S(b)	19,920	278,191
DSV A/S	7,055	143,756
Novo Nordisk A/S Class B	13,114	1,413,517
Novozymes A/S Class B	1,577	238,120
Pandora A/S	1,272	12,375
TDC A/S	11,288	94,014
TrygVesta A/S	996	56,161
Vestas Wind Systems A/S(b)	5,976	94,492
William Demant Holding A/S(b)	833	66,988

		3,053,614
FINLAND—0.47%
Elisa OYJ	5,644	120,209
Fortum OYJ	14,857	365,338
Kesko OYJ Class B	2,822	101,395
Kone OYJ Class B	5,146	286,675
Metso OYJ	4,399	172,659
Neste Oil OYJ	4,897	60,004
Nokia OYJ	109,311	742,514
Nokian Renkaat OYJ	4,482	165,977
Orion OYJ Class B	1,743	36,637
Outokumpu OYJ(c)	5,063	43,219
Rautaruukki OYJ	3,569	38,480
Sampo OYJ Class A	14,525	404,581
Stora Enso OYJ Class R	8,134	52,166
UPM-Kymmene OYJ	18,177	214,996
Wartsila OYJ Class B	7,138	219,731

		3,024,581
FRANCE—4.48%
Accor SA	6,059	200,756
Aeroports de Paris	1,577	125,399
Air France-KLM(b)	4,648	35,715
Alcatel-Lucent(b)	73,704	204,268
ALSTOM	5,644	213,338

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2011

ArcelorMittal	25,655	537,827
Arkema SA	1,660	114,460
AtoS	2,324	113,518
AXA	50,990	837,092
BNP Paribas SA	28,649	1,312,673
Bouygues SA(c)	6,966	263,891
Bureau Veritas SA	1,162	91,119
Cap Gemini SA	4,482	173,291
Carrefour SA	17,845	478,638
Casino Guichard-Perrachon SA	1,577	149,397
Christian Dior SA	1,328	189,490
CNP Assurances SA	5,312	82,020
Compagnie de Saint-Gobain	11,624	546,221
Compagnie Generale de Geophysique-Veritas(b)	5,063	110,907
Compagnie Generale des Etablissements Michelin Class B	5,573	409,493
Credit Agricole SA	27,229	215,569
Danone SA	16,859	1,182,801
Dassault Systemes SA	2,822	239,985
Edenred SA	6,059	173,247
Eiffage SA	1,079	37,053
Electricite de France	6,225	188,500
Eramet	166	26,395
Essilor International SA	6,059	442,837
Eurazeo	795	38,461
European Aeronautic Defence and Space Co. NV	11,620	346,356
Eutelsat Communications	2,158	89,848
Fonciere des Regions	332	24,728
France Telecom SA	56,108	1,020,503
GDF Suez	37,932	1,085,398
Gecina SA	664	66,294
Groupe Eurotunnel SA	12,790	116,777
Icade	1,079	97,854
Iliad SA	498	58,750
Klepierre	3,653	115,228
L’Air Liquide SA	9,163	1,198,176
L’Oreal SA	7,304	813,074
Lafarge SA	6,070	249,548
Lagardere SCA	4,316	117,208
Legrand SA	4,233	151,531
LVMH Moet Hennessy Louis Vuitton SA	7,802	1,308,587
Natixis	30,235	97,670
Neopost SA	1,577	121,286
Pernod Ricard SA	6,394	601,988
PPR SA	2,573	405,178
PSA Peugeot Citroen SA	4,980	110,269
Publicis Groupe SA	4,399	214,965
Renault SA	5,976	253,769
Safran SA	6,059	200,037
Sanofi	32,951	2,388,083
Schneider Electric SA	14,774	878,879
SCOR SE	5,830	137,507
SES SA Class A FDR	7,746	199,876
Societe Generale	18,758	552,053
Societe Television Francaise 1	5,976	81,411
Sodexo	3,403	248,290
STMicroelectronics NV	22,078	153,972
Suez Environnement SA	11,455	181,264
Technip SA	3,071	294,357
Thales SA	3,071	109,549
Total SA	63,246	3,335,868
Unibail-Rodamco SE	3,071	618,955
Vallourec SA	3,154	193,477
Veolia Environnement	11,039	158,206

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2011

Vinci SA	12,782	636,471
Vivendi SA	37,184	842,794
Wendel	996	74,962

		28,685,357
GERMANY—3.67%
Adidas AG	5,893	420,512
Allianz SE Registered	14,525	1,645,271
BASF SE	28,220	2,093,624
Bayer AG Registered	24,983	1,613,208
Bayerische Motoren Werke AG	10,624	875,172
Beiersdorf AG	2,573	149,959
Celesio AG	2,822	45,029
Commerzbank AG(b)	104,794	260,615
Continental AG(b)	2,075	156,837
Daimler AG Registered	27,971	1,443,516
Deutsche Bank AG Registered	26,975	1,141,722
Deutsche Boerse AG(b)	6,144	342,786
Deutsche Lufthansa AG Registered	8,051	110,858
Deutsche Post AG Registered	24,153	370,911
Deutsche Telekom AG Registered	89,889	1,152,717
E.ON AG	54,780	1,337,888
Fraport AG	1,245	79,437
Fresenius Medical Care AG & Co. KGaA	5,976	439,855
Fresenius SE & Co. KGaA	2,656	264,174
GEA Group AG	7,138	198,773
Hannover Rueckversicherung AG Registered	1,826	91,319
HeidelbergCement AG	4,067	187,084
Henkel AG & Co. KGaA	3,735	184,523
Hochtief AG	1,245	91,671
Infineon Technologies AG	28,768	261,980
K+S AG	5,004	321,026
Kabel Deutschland Holding AG(b)	2,324	133,745
LANXESS AG	2,241	133,126
Linde AG	5,146	825,069
MAN SE	1,909	170,651
Merck KGaA	2,075	195,649
METRO AG	3,984	187,211
Muenchener Rueckversicherungs-Gesellschaft AG Registered	6,557	891,340
QIAGEN NV(b)	7,221	101,424
RWE AG	12,699	548,115
Salzgitter AG	1,411	80,572
SAP AG	26,892	1,636,328
Siemens AG Registered	25,481	2,708,926
Suedzucker AG	1,660	49,074
ThyssenKrupp AG	11,205	325,937
TUI AG(b)	2,656	17,571
Volkswagen AG	1,079	171,268
Wacker Chemie AG	415	42,319

		23,498,792
GREECE—0.06%
Alpha Bank AE(b)	7,114	9,823
Bank of Cyprus Public Co. Ltd.(c)	17,178	23,960
Coca-Cola Hellenic Bottling Co. SA(b)	5,700	113,293
EFG Eurobank Ergasias SA(b)	2,015	1,911
Hellenic Telecommunications Organization SA	2,460	13,725
Hellenic Telecommunications Organization SA SP ADR	17,347	48,398
National Bank of Greece SA(b)	19,598	47,017
OPAP SA	5,620	65,846
Public Power Corp. SA	5,730	49,631

		373,604

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2011

HONG KONG—1.30%
AIA Group Ltd.	232,400	721,293
Bank of East Asia Ltd. (The)(c)	66,880	248,055
BOC Hong Kong (Holdings) Ltd.	124,500	301,109
Cathay Pacific Airways Ltd.	83,000	152,853
Cheung Kong (Holdings) Ltd.	12,000	151,140
CLP Holdings Ltd.	41,500	371,710
Foxconn International Holdings Ltd.(b)	83,000	56,438
Hang Lung Properties Ltd.(c)	83,000	306,774
Hang Seng Bank Ltd.(c)	24,900	324,518
Hong Kong and China Gas Co. Ltd. (The)	94,182	213,956
Hong Kong Exchanges and Clearing Ltd.	41,500	716,697
Hopewell Holdings Ltd.	41,500	108,493
Hutchison Whampoa Ltd.	83,000	772,279
Kerry Properties Ltd.	41,500	154,189
Li & Fung Ltd.	166,000	324,945
Link REIT (The)	83,000	286,999
MTR Corp. Ltd.(c)	83,000	270,431
New World Development Co. Ltd.	83,000	89,039
Power Assets Holdings Ltd.	41,500	317,196
Sands China Ltd.(b)	66,400	204,373
Sino-Forest Corp. Class A(a)(b)(c)	8,036	81
Sun Hung Kai Properties Ltd.	83,000	1,158,686
Swire Pacific Ltd. Class A	41,500	483,944
Wharf (Holdings) Ltd. (The)	90,800	491,127
Wynn Macau Ltd.(c)	33,200	95,132

		8,321,457
IRELAND—0.12%
CRH PLC	21,916	399,987
Elan Corp. PLC(b)	14,857	176,556
Irish Bank Resolution Corp. Ltd.(a)(b)	6,552	1
Kerry Group PLC Class A	5,561	209,270

		785,814
ISRAEL—0.30%
Bank Hapoalim Ltd.	28,801	113,131
Bank Leumi le-Israel	31,208	109,714
Bezeq The Israel Telecommunication Corp. Ltd.	46,148	98,747
Cellcom Israel Ltd.	5,176	115,212
Delek Group Ltd. (The)	166	33,085
Israel Chemicals Ltd.	11,454	138,304
Israel Corp. Ltd. (The)	83	61,345
NICE Systems Ltd.(b)	830	29,892
Partner Communications Co. Ltd.	7,387	88,869
Teva Pharmaceutical Industries Ltd.	28,137	1,156,635

		1,944,934
ITALY—1.14%
A2A SpA	67,977	93,866
Assicurazioni Generali SpA	34,043	618,705
Atlantia SpA	9,565	147,421
Autogrill SpA	4,731	55,298
Banca Carige SpA	37,936	75,137
Banca Monte dei Paschi di Siena SpA	83,249	39,282
Banco Popolare SpA	43,409	65,391

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2011

Enel Green Power SpA	40,504	93,895
Enel SpA	193,403	919,876
Eni SpA	72,313	1,612,785
Fiat Industrial SpA(b)	25,983	228,500
Fiat SpA	25,983	160,910
Finmeccanica SpA	7,315	50,668
Intesa Sanpaolo SpA	292,350	526,431
Luxottica Group SpA	5,478	163,129
Mediaset SpA	22,991	85,878
Mediobanca SpA	18,685	150,116
Parmalat SpA	10,458	23,470
Pirelli & C. SpA	14,872	132,758
Prysmian SpA	5,395	82,398
Saipem SpA	9,130	412,598
Snam Rete Gas SpA	38,274	188,020
Telecom Italia SpA	301,955	378,839
Tenaris SA	13,197	212,603
Terna SpA	58,618	226,149
UniCredit SpA	414,349	490,088
Unione di Banche Italiane ScpA	23,122	89,012

		7,323,223
NETHERLANDS—1.22%
AEGON NV(b)	46,812	226,894
Akzo Nobel NV	8,134	433,561
ASML Holding NV	13,114	553,681
Corio NV	1,909	98,253
Fugro NV CVA	1,494	89,042
Heineken Holding NV	2,241	97,007
Heineken NV	7,719	378,010
ING Groep NV CVA(b)	109,892	959,516
Koninklijke Ahold NV	40,670	525,571
Koninklijke DSM NV	5,229	271,461
Koninklijke KPN NV	52,456	694,780
Koninklijke Philips Electronics NV	31,015	653,005
PostNL NV	12,786	65,647
Randstad Holding NV	3,154	113,389
Reed Elsevier NV	21,331	265,154
Royal Boskalis Westminster NV CVA	1,328	47,048
Royal Vopak NV	2,158	112,573
SBM Offshore NV	4,905	109,464
TNT Express NV	11,956	102,942
Unilever NV CVA	52,312	1,821,930
Wolters Kluwer NV	10,043	179,372

		7,798,300
NEW ZEALAND—0.03%
Contact Energy Ltd.(b)	12,504	56,865
Fletcher Building Ltd.	10,707	57,823
Telecom Corp. of New Zealand Ltd.	46,812	96,371

		211,059
NORWAY—0.44%
Aker Solutions ASA	5,146	60,424
DnB NOR ASA	29,050	342,155
Norsk Hydro ASA	35,137	185,228
Orkla ASA	14,276	125,558
Renewable Energy Corp. ASA(b)(c)	9,551	9,370
Seadrill Ltd.	10,458	349,141
Statoil ASA	36,354	936,794

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2011

Subsea 7 SA(b)	8,051	176,804
Telenor ASA	20,584	371,034
Yara International ASA	5,648	271,623

		2,828,131
PORTUGAL—0.11%
Banco Comercial Portugues SA Registered(b)(c)	136,951	29,608
Banco Espirito Santo SA Registered(c)	19,175	41,990
CIMPOR - Cimentos de Portugal SGPS SA	5,068	38,087
EDP Renovaveis SA(b)	1,992	12,059
Energias de Portugal SA	76,360	243,368
Galp Energia SGPS SA Class B	4,814	100,584
Jeronimo Martins SGPS SA	4,897	85,379
Portugal Telecom SGPS SA Registered	22,747	164,983

		716,058
SINGAPORE—0.88%
CapitaLand Ltd.(c)	83,000	181,026
CapitaMall Trust Management Ltd.(c)	249,200	373,292
ComfortDelGro Corp. Ltd.(c)	166,000	185,667
DBS Group Holdings Ltd.	40,000	394,983
Genting Singapore PLC(b)	249,800	346,251
Golden Agri-Resources Ltd.	166,000	86,203
Hutchison Port Holdings Trust	166,000	111,220
Keppel Corp. Ltd.	90,200	683,868
Neptune Orient Lines Ltd.(c)	175,499	159,838
Noble Group Ltd.(c)	102,163	126,918
Oversea-Chinese Banking Corp. Ltd.	83,000	561,644
Singapore Press Holdings Ltd.	40,000	124,631
Singapore Technologies Engineering Ltd.	83,000	187,657
Singapore Telecommunications Ltd.	249,000	634,585
United Overseas Bank Ltd.	83,000	1,137,213
Wilmar International Ltd.(c)	83,000	362,715

		5,657,711
SPAIN—1.64%
Abertis Infraestructuras SA	10,576	176,058
Acciona SA	913	87,397
Acerinox SA(c)	4,233	56,798
Actividades de Construcciones y Servicios SA	5,561	212,915
Amadeus IT Holding SA Class A	5,644	107,535
Banco Bilbao Vizcaya Argentaria SA	129,349	1,183,889
Banco de Sabadell SA(c)	31,541	114,823
Banco Popular Espanol SA(c)	29,756	138,249
Banco Santander SA	252,187	2,172,761
Bankia SA(b)	26,062	132,864
Bankinter SA(c)	10,200	63,310
CaixaBank	20,150	99,605
Distribuidora Internacional de Alimentacion SA(b)	17,845	82,262
Enagas SA	5,893	117,293
Ferrovial SA	10,132	130,015
Gas Natural SDG SA	7,968	149,869
Grifols SA(b)(c)	3,569	67,129
Iberdrola SA	124,713	914,627
Indra Sistemas SA(c)	4,980	84,465
Industria de Diseno Textil SA	6,142	563,357
International Consolidated Airlines Group SA(b)	35,548	95,099
Mapfre SA	40,674	150,964
Mediaset Espana Comunicacion SA	2,988	20,005
Red Electrica Corporacion SA	3,652	178,156

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2011

Repsol YPF SA	24,236	740,315
Telefonica SA	122,342	2,624,482
Zardoya Otis SA	4,528	61,704

		10,525,946
SWEDEN—1.44%
Alfa Laval AB	12,284	231,960
Assa Abloy AB Class B	9,545	234,857
Atlas Copco AB Class A	20,003	441,445
Atlas Copco AB Class B	11,537	227,311
Boliden AB	2,739	39,479
Electrolux AB Class B	9,296	175,106
Getinge AB Class B	6,890	180,506
Hennes & Mauritz AB Class B	29,714	992,136
Hexagon AB Class B	5,893	91,684
Husqvarna AB Class B	10,047	51,508
Investor AB Class B	11,537	228,560
Kinnevik Investment AB Class B	6,557	138,825
Millicom International Cellular SA SDR	2,158	239,793
Modern Times Group MTG AB Class B	604	32,301
Nordea Bank AB	86,320	796,305
Ratos AB Class B	6,142	82,829
Sandvik AB	29,465	410,800
Scania AB Class B	11,288	192,029
Securitas AB Class B	11,703	108,051
Skandinaviska Enskilda Banken AB Class A	49,220	313,386
Skanska AB Class B	14,525	240,358
SKF AB Class B	10,790	242,963
SSAB AB Class A	6,308	61,752
Svenska Cellulosa AB Class B	16,517	243,434
Svenska Handelsbanken AB Class A	14,940	434,145
Swedbank AB Class A	23,994	340,831
Swedish Match AB	9,794	341,709
Tele2 AB Class B	8,798	187,223
Telefonaktiebolaget LM Ericsson Class B	94,206	992,164
TeliaSonera AB	69,803	490,643
Volvo AB Class B	37,267	470,585

		9,254,678
SWITZERLAND—4.05%
ABB Ltd. Registered(b)	68,724	1,319,551
Actelion Ltd. Registered(b)	3,428	128,609
Adecco SA Registered(b)	4,084	198,900
Aryzta AG	2,241	109,245
Baloise Holding AG Registered	1,613	133,089
Compagnie Financiere Richemont SA Class A Bearer	15,770	910,017
Credit Suisse Group AG Registered(b)	36,082	1,060,748
GAM Holding AG(b)	5,063	61,340
Geberit AG Registered(b)	1,263	261,795
Givaudan SA Registered(b)	253	233,011
Holcim Ltd. Registered(b)	7,561	486,238
Julius Baer Group Ltd.(b)	5,146	197,023
Kuehne & Nagel International AG Registered	2,165	271,744
Lonza Group AG Registered(b)	1,702	114,535
Nestle SA Registered	106,288	6,212,746
Novartis AG Registered	70,842	4,035,911
Pargesa Holding SA Bearer	1,271	100,492
Roche Holding AG Genusschein	21,082	3,503,176
Schindler Holding AG Participation Certificates	1,411	167,220
Schindler Holding AG Registered	498	59,076
SGS SA Registered	166	287,850

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2011

Sonova Holding AG Registered(b)	1,494	160,415
Straumann Holding AG Registered	166	29,548
Sulzer AG Registered	747	88,357
Swatch Group AG (The) Bearer	830	354,189
Swatch Group AG (The) Registered	1,330	99,506
Swiss Life Holding AG Registered(b)	1,345	168,048
Swiss Re AG(b)	12,670	701,739
Swisscom AG Registered	581	236,657
Syngenta AG Registered(b)	2,822	870,127
Synthes Inc.(d)	1,660	280,606
Transocean Ltd.	10,209	586,185
UBS AG Registered(b)	113,131	1,456,360
Zurich Financial Services AG Registered(b)	4,565	1,068,382

		25,952,435
UNITED KINGDOM—10.78%
3i Group PLC	40,341	133,875
Admiral Group PLC	4,482	85,294
Aggreko PLC	5,976	165,137
AMEC PLC	10,873	162,426
Anglo American PLC	40,508	1,499,582
Antofagasta PLC	10,375	195,429
ARM Holdings PLC	40,172	379,000
Associated British Foods PLC	9,545	170,397
AstraZeneca PLC	42,413	2,044,181
Aviva PLC	81,423	447,896
BAE Systems PLC	111,552	498,035
Balfour Beatty PLC	23,576	95,858
Barclays PLC	352,834	1,112,252
BG Group PLC	103,169	2,258,914
BHP Billiton PLC	65,653	2,084,971
BP PLC	565,894	4,210,820
British American Tobacco PLC	61,504	2,843,694
British Land Co. PLC	25,315	208,595
British Sky Broadcasting Group PLC	37,101	421,589
BT Group PLC	249,747	758,263
Bunzl PLC	8,217	106,900
Burberry Group PLC	14,027	303,616
Cairn Energy PLC(b)	45,650	217,072
Capita Group PLC	17,264	202,445
Capital Shopping Centres Group PLC	10,792	57,362
Carnival PLC	5,810	214,098
Centrica PLC	156,540	749,676
Cobham PLC	40,753	118,403
Compass Group PLC	58,183	531,549
Diageo PLC	79,680	1,657,803
Eurasian Natural Resources Corp.	10,210	108,438
Experian PLC	30,710	401,757
Fresnillo PLC	5,482	150,248
G4S PLC	37,267	146,893
GKN PLC	46,812	143,789
GlaxoSmithKline PLC	157,700	3,563,612
Glencore International PLC(c)	25,232	178,384
Hammerson PLC	24,490	160,924
HSBC Holdings PLC	533,446	4,691,783
ICAP PLC	17,181	112,064
Imperial Tobacco Group PLC	31,707	1,163,794
Inmarsat PLC	9,213	69,773
InterContinental Hotels Group PLC	10,126	187,797
International Power PLC	45,824	250,148
Intertek Group PLC	2,324	77,087
Invensys PLC	25,647	93,350

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2011

Investec PLC	15,770	96,319
ITV PLC(b)	66,815	69,075
J Sainsbury PLC	42,413	204,760
Johnson Matthey PLC	6,391	193,832
Kazakhmys PLC	8,466	126,743
Kingfisher PLC	76,443	319,448
Land Securities Group PLC	29,801	329,016
Legal & General Group PLC	195,548	348,776
Lloyds Banking Group PLC(b)	1,179,513	618,657
London Stock Exchange Group PLC	5,229	75,961
Lonmin PLC	5,903	103,665
Man Group PLC	64,159	155,235
Marks & Spencer Group PLC	54,282	282,038
National Grid PLC	113,972	1,135,967
Next PLC	6,640	273,943
Old Mutual PLC	163,925	291,051
Pearson PLC	26,311	486,266
Petrofac Ltd.	5,229	121,200
Prudential PLC	76,941	804,134
Randgold Resources Ltd.	3,154	345,925
Reckitt Benckiser Group PLC	18,758	968,268
Reed Elsevier PLC	34,777	300,034
Resolution Ltd.	23,406	103,894
Rexam PLC	38,357	214,278
Rio Tinto PLC	42,828	2,340,007
Rolls-Royce Holdings PLC(b)	56,453	640,124
Rolls-Royce Holdings PLC Class C(b)	3,895,257	6,287
Royal Bank of Scotland Group PLC(b)	474,511	185,580
Royal Dutch Shell PLC Class A	108,015	3,846,097
Royal Dutch Shell PLC Class B	82,585	2,979,933
RSA Insurance Group PLC	74,783	134,830
SABMiller PLC	28,054	1,028,580
Sage Group PLC (The)	37,848	169,893
Schroders PLC	5,893	135,925
SEGRO PLC	13,861	54,546
Serco Group PLC	17,430	146,155
Severn Trent PLC	6,806	166,541
Shire PLC	15,936	501,842
Smith & Nephew PLC	28,718	264,448
Smiths Group PLC	9,711	150,005
SSE PLC	26,726	579,781
Standard Chartered PLC	67,977	1,600,840
Standard Life PLC	63,163	220,011
Tesco PLC	248,087	1,608,757
TUI Travel PLC	21,663	59,687
Tullow Oil PLC	25,481	577,039
Unilever PLC	41,085	1,383,338
United Utilities Group PLC	19,591	191,787
Vedanta Resources PLC	3,569	73,622
Vodafone Group PLC	1,560,400	4,353,474
Weir Group PLC (The)	4,814	149,112
Whitbread PLC	6,142	164,272
Wm Morrison Supermarkets PLC	60,092	293,118
Wolseley PLC	10,043	291,463
WPP PLC	35,358	368,681
Xstrata PLC	60,592	1,022,516

		69,091,749
UNITED STATES—56.16%
3M Co.	19,588	1,547,844
Abbott Laboratories	45,816	2,468,108
Abercrombie & Fitch Co. Class A	2,822	209,957

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2011

Accenture PLC Class A	18,758	1,130,357
ACE Ltd.	10,043	724,602
Activision Blizzard Inc.	17,762	237,833
Adobe Systems Inc.(b)	16,268	478,442
Advance Auto Parts Inc.	2,822	183,628
Advanced Micro Devices Inc.(b)	14,442	84,197
AES Corp. (The)(b)	21,248	238,403
Aetna Inc.	12,450	495,012
Aflac Inc.	13,861	624,992
AGCO Corp.(b)	2,407	105,499
Agilent Technologies Inc.(b)	11,371	421,523
Air Products and Chemicals Inc.	6,889	593,418
Airgas Inc.	2,573	177,408
Akamai Technologies Inc.(b)	4,980	134,161
Alcoa Inc.	33,283	358,125
Alexion Pharmaceuticals Inc.(b)	5,478	369,820
Allegheny Technologies Inc.	3,237	150,197
Allergan Inc.	9,047	761,034
Alliance Data Systems Corp.(b)(c)	1,577	161,548
Alliant Energy Corp.	3,901	159,083
Allstate Corp. (The)	17,098	450,361
Alpha Natural Resources Inc.(b)	6,557	157,630
Altera Corp.	10,375	393,420
Altria Group Inc.	65,487	1,804,167
Amazon.com Inc.(b)	11,039	2,356,937
Ameren Corp.	7,304	232,852
American Electric Power Co. Inc.	13,114	515,118
American Express Co.	33,366	1,688,987
American International Group Inc.(b)	14,442	356,573
American Tower Corp. Class A(b)	12,782	704,288
American Water Works Co. Inc.	3,735	114,030
Ameriprise Financial Inc.	7,553	352,574
AmerisourceBergen Corp.	9,379	382,663
AMETEK Inc.	3,237	127,926
Amgen Inc.	28,469	1,630,420
Amphenol Corp. Class A	4,980	236,500
Anadarko Petroleum Corp.	15,023	1,179,305
Analog Devices Inc.	9,711	355,131
Annaly Capital Management Inc.	22,422	377,811
Aon Corp.	8,300	386,946
Apache Corp.	11,952	1,190,778
Apollo Group Inc. Class A(b)	4,150	196,503
Apple Inc.(b)	27,805	11,254,908
Applied Materials Inc.	40,836	503,100
Arch Capital Group Ltd.(b)	1,992	71,652
Arch Coal Inc.	5,146	93,760
Archer-Daniels-Midland Co.	18,343	530,846
Arrow Electronics Inc.(b)	4,316	155,592
Assurant Inc.	2,499	96,311
AT&T Inc.	178,616	5,235,235
Autodesk Inc.(b)	7,221	249,847
Autoliv Inc.	1,736	100,289
Automatic Data Processing Inc.	15,438	807,871
AutoZone Inc.(b)(c)	913	295,438
Avago Technologies Ltd.(c)	8,300	280,291
AvalonBay Communities Inc.	2,741	366,444
Avery Dennison Corp.	3,154	83,896
Avnet Inc.(b)	4,731	143,397
Avon Products Inc.	13,612	248,827
Axis Capital Holdings Ltd.	1,258	39,438
Baker Hughes Inc.	13,447	779,792
Ball Corp.	2,988	103,295
Bank of America Corp.	301,954	2,062,346

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2011

Bank of New York Mellon Corp. (The)	38,097	810,704
Baxter International Inc.	17,347	953,738
BB&T Corp.	20,501	478,493
Beam Inc.	4,482	221,545
Becton, Dickinson and Co.	5,478	428,544
Bed Bath & Beyond Inc.(b)	8,134	503,007
Berkshire Hathaway Inc. Class B(b)	26,643	2,074,424
Best Buy Co. Inc.	10,375	272,136
Biogen Idec Inc.(b)	7,221	840,236
BlackRock Inc.(e)	2,656	419,090
BMC Software Inc.(b)	6,142	213,496
Boeing Co. (The)	21,414	1,408,827
BorgWarner Inc.(b)	3,154	241,249
Boston Properties Inc.	4,731	468,322
Boston Scientific Corp.(b)	44,500	262,105
Bristol-Myers Squibb Co.	52,472	1,657,590
Broadcom Corp. Class A(b)	13,686	493,928
Brown-Forman Corp. Class B NVS	2,739	204,685
Bunge Ltd.(c)	4,150	256,345
C.H. Robinson Worldwide Inc.	4,731	328,473
C.R. Bard Inc.	2,905	249,685
CA Inc.	12,450	269,667
Cablevision NY Group Class A	6,588	95,328
Cabot Oil & Gas Corp.	3,320	258,030
Calpine Corp.(b)	12,865	195,162
Cameron International Corp.(b)(c)	6,723	330,368
Campbell Soup Co.	6,723	223,540
Capital One Financial Corp.	14,525	663,211
Cardinal Health Inc.	11,537	510,743
CareFusion Corp.(b)	5,734	146,790
CarMax Inc.(b)	7,802	234,528
Carnival Corp.	13,197	464,666
Caterpillar Inc.	18,592	1,756,200
CBRE Group Inc.(b)	7,387	131,341
CBS Corp. Class B NVS	20,667	533,415
Celanese Corp. Series A	4,399	191,576
Celgene Corp.(b)(c)	14,608	947,037
CenterPoint Energy Inc.	9,877	205,837
CenturyLink Inc.	16,828	593,355
Cerner Corp.(b)	3,652	231,646
CF Industries Holdings Inc.	2,075	336,710
Charles Schwab Corp. (The)	33,366	409,734
Chesapeake Energy Corp.	19,505	548,481
Chevron Corp.	60,590	6,364,979
Chipotle Mexican Grill Inc.(b)	996	334,776
Chubb Corp. (The)	9,296	623,297
Church & Dwight Co. Inc.	3,477	153,614
Cigna Corp.	8,798	390,103
Cimarex Energy Co.	3,403	217,792
Cincinnati Financial Corp.	4,150	120,101
Cintas Corp.	4,980	148,852
Cisco Systems Inc.	164,589	3,049,834
CIT Group Inc.(b)	4,104	143,024
Citigroup Inc.	85,656	2,705,873
Citrix Systems Inc.(b)(c)	5,727	417,097
Cliffs Natural Resources Inc.	4,067	277,451
Clorox Co. (The)	4,648	311,137
CME Group Inc.	1,910	526,320
Coach Inc.	9,296	604,891
Coca-Cola Co. (The)	61,503	4,201,885
Coca-Cola Enterprises Inc.	8,798	235,962
Cognizant Technology Solutions Corp. Class A(b)	9,130	664,207
Colgate-Palmolive Co.	14,359	1,297,623

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2011

Comcast Corp. Class A	61,669	1,446,138
Comcast Corp. Class A Special	20,834	479,182
Comerica Inc.	6,225	159,049
Computer Sciences Corp.	5,146	161,893
ConAgra Foods Inc.	15,106	382,635
Concho Resources Inc.(b)	2,905	275,162
ConocoPhillips	40,753	2,838,446
CONSOL Energy Inc.	6,308	269,730
Consolidated Edison Inc.	8,134	470,715
Constellation Brands Inc. Class A(b)	8,383	169,504
Constellation Energy Group Inc.	5,561	220,772
Continental Resources Inc.(b)(c)	1,743	105,713
Cooper Industries PLC	4,421	231,926
Corning Inc.	48,721	696,223
Costco Wholesale Corp.	12,533	1,043,372
Covance Inc.(b)	2,490	126,318
Coventry Health Care Inc.(b)	4,814	153,133
Covidien PLC	15,106	710,586
Cree Inc.(b)(c)	3,569	95,078
Crown Castle International Corp.(b)	8,300	343,288
Crown Holdings Inc.(b)	2,988	100,965
CSX Corp.	36,852	818,483
Cummins Inc.	6,225	618,952
CVS Caremark Corp.	41,004	1,488,445
D.R. Horton Inc.	8,632	96,074
Danaher Corp.	14,940	722,349
Darden Restaurants Inc.	4,482	214,598
DaVita Inc.(b)(c)	3,237	226,590
Deere & Co.	13,446	1,020,551
Dell Inc.(b)	52,959	837,282
Delta Air Lines Inc.(b)(c)	6,172	52,585
Denbury Resources Inc.(b)	10,707	168,100
DENTSPLY International Inc.	5,063	187,128
Devon Energy Corp.	13,280	862,536
DeVry Inc.	1,743	65,676
Diamond Offshore Drilling Inc.	2,822	184,954
DIRECTV Class A(b)	24,160	1,098,314
Discover Financial Services	17,098	402,829
Discovery Communications Inc. Series A(b)(c)	5,148	223,732
Discovery Communications Inc. Series C(b)	5,148	203,706
DISH Network Corp. Class A(b)	7,471	180,574
Dolby Laboratories Inc. Class A(b)	1,186	34,679
Dollar Tree Inc.(b)	3,088	246,916
Dominion Resources Inc.	18,177	937,751
Dover Corp.	6,142	341,065
Dow Chemical Co. (The)	34,943	974,211
Dr Pepper Snapple Group Inc.	8,301	310,872
DTE Energy Co.	6,059	315,734
Duke Energy Corp.	40,089	818,617
Duke Realty Corp.	9,711	119,251
Dun & Bradstreet Corp. (The)	1,826	122,086
E.I. du Pont de Nemours and Co.	28,469	1,368,505
Eastman Chemical Co.	5,312	208,708
Eaton Corp.	9,628	431,527
Eaton Vance Corp.	2,573	67,644
eBay Inc.(b)	34,196	1,088,459
Ecolab Inc.(c)	5,893	317,279
Edison International	9,628	390,897
Edwards Lifesciences Corp.(b)	3,652	275,434
El Paso Corp.	22,161	554,247
Electronic Arts Inc.(b)	9,794	228,690
Eli Lilly and Co.	31,042	1,153,521
EMC Corp.(b)	63,827	1,564,400

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2011

Emerson Electric Co.	23,821	1,146,267
Energen Corp.	1,909	93,656
Energizer Holdings Inc.(b)	1,660	122,491
Entergy Corp.	4,731	327,243
EOG Resources Inc.	8,383	749,692
EQT Corp.	4,482	284,607
Equifax Inc.	4,399	154,625
Equity Residential	8,964	526,008
Estee Lauder Companies Inc. (The) Class A	3,901	384,053
Everest Re Group Ltd.(c)	2,324	208,974
Exelon Corp.	20,169	895,302
Expedia Inc.	4,799	126,022
Expeditors International of Washington Inc.	6,474	295,214
Express Scripts Inc.(b)(c)	15,948	729,302
Exxon Mobil Corp.	149,158	11,647,748
F5 Networks Inc.(b)	2,656	276,091
Family Dollar Stores Inc.	4,150	243,315
Fastenal Co.(c)	8,798	335,116
Federal Realty Investment Trust	1,837	163,052
FedEx Corp.	8,632	706,357
Fidelity National Financial Inc. Class A	6,660	102,830
Fidelity National Information Services Inc.	8,892	232,793
Fifth Third Bancorp	25,324	304,141
First Solar Inc.(b)(c)	1,503	74,804
FirstEnergy Corp.	12,145	546,039
Fiserv Inc.(b)	4,316	254,083
Flextronics International Ltd.(b)	29,133	191,258
FLIR Systems Inc.	3,652	96,048
Flowserve Corp.	1,577	146,172
Fluor Corp.	5,312	301,987
FMC Corp.	1,994	157,307
FMC Technologies Inc.(b)(c)	7,636	342,246
Ford Motor Co.(b)	102,090	1,192,411
Forest Laboratories Inc.(b)	8,715	272,779
Fossil Inc.(b)(c)	1,660	172,076
Foster Wheeler AG(b)(c)	4,648	99,095
Franklin Resources Inc.	4,814	513,317
Freeport-McMoRan Copper & Gold Inc.	27,805	1,119,429
Frontier Communications Corp.	23,821	149,119
GameStop Corp. Class A(b)(c)	4,982	127,390
Gap Inc. (The)	15,106	285,503
Garmin Ltd.(c)	3,818	131,301
General Dynamics Corp.	9,296	596,710
General Electric Co.	320,053	5,348,086
General Growth Properties Inc.(c)	12,948	190,336
General Mills Inc.	19,505	751,528
General Motors Co.(b)	19,658	508,159
Genuine Parts Co.	5,146	295,535
Genworth Financial Inc. Class A(b)	13,612	86,845
Gilead Sciences Inc.(b)	23,821	992,383
Goldman Sachs Group Inc. (The)	14,027	1,536,658
Goodrich Corp.	3,486	427,488
Goodyear Tire & Rubber Co. (The)(b)	9,130	131,107
Google Inc. Class A(b)(c)	7,553	4,476,210
Green Mountain Coffee Roasters Inc.(b)	3,901	253,643
H&R Block Inc.	9,628	147,212
H.J. Heinz Co.	9,462	505,649
Halliburton Co.	27,805	1,038,795
Hansen Natural Corp.(b)	2,490	221,834
Harley-Davidson Inc.	7,885	306,726
Harris Corp.	3,652	137,863
Hartford Financial Services Group Inc. (The)	12,035	231,674
Hasbro Inc.	4,897	186,380

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2011

HCA Holdings Inc.(b)	4,897	114,835
HCP Inc.	10,458	416,751
Health Care REIT Inc.	3,569	188,051
Helmerich & Payne Inc.	3,486	185,385
Henry Schein Inc.(b)	1,321	91,572
Hershey Co. (The)	4,399	251,755
Hertz Global Holdings Inc.(b)	8,217	95,317
Hess Corp.	9,379	586,750
Hewlett-Packard Co.	64,494	1,716,185
HollyFrontier Corp.	6,308	193,593
Hologic Inc.(b)	7,553	121,754
Home Depot Inc. (The)	49,551	1,773,926
Honeywell International Inc.	22,493	1,178,633
Hormel Foods Corp.	2,075	61,150
Hospira Inc.(b)	4,897	154,011
Host Hotels & Resorts Inc.	16,517	235,698
Hudson City Bancorp Inc.	16,102	100,638
Human Genome Sciences Inc.(b)(c)	4,482	45,985
Humana Inc.	4,150	352,293
IHS Inc. Class A(b)	1,411	118,510
Illinois Tool Works Inc.	13,861	674,060
Illumina Inc.(b)(c)	3,569	109,283
Ingersoll-Rand PLC	10,210	317,837
Integrys Energy Group Inc.	3,403	180,053
Intel Corp.	164,426	4,035,014
IntercontinentalExchange Inc.(b)	2,241	291,061
International Business Machines Corp.	36,603	6,758,012
International Flavors & Fragrances Inc.	3,735	226,192
International Game Technology	10,541	185,416
International Paper Co.	13,789	381,955
Interpublic Group of Companies Inc. (The)	18,509	175,465
Intuit Inc.	9,794	525,644
Intuitive Surgical Inc.(b)(c)	1,245	540,156
Invesco Ltd.	15,523	311,547
Iron Mountain Inc.	5,229	161,733
ITT Corp.	4,980	227,088
J.B. Hunt Transport Services Inc.	1,826	77,258
J.C. Penney Co. Inc.	6,142	197,035
J.M. Smucker Co. (The)	3,180	244,924
Jacobs Engineering Group Inc.(b)	3,652	141,698
Jefferies Group Inc.	3,237	42,923
Johnson & Johnson	82,170	5,290,926
Johnson Controls Inc.	19,007	625,901
Joy Global Inc.	3,240	282,528
JPMorgan Chase & Co.	119,105	4,140,090
Juniper Networks Inc.(b)(c)	16,102	394,016
KBR Inc.	4,316	120,460
Kellogg Co.	7,387	400,449
KeyCorp	29,227	206,343
Kimberly-Clark Corp.	11,039	769,529
Kimco Realty Corp.	14,944	261,072
Kinder Morgan Management LLC(b)	2,111	139,864
KLA-Tencor Corp.	5,976	281,410
Kohl’s Corp.	9,213	488,381
Kraft Foods Inc. Class A	51,294	1,804,523
Kroger Co. (The)	19,920	461,746
L-3 Communications Holdings Inc.	3,984	270,036
Laboratory Corp. of America Holdings(b)(c)	3,486	292,301
Lam Research Corp.(b)	3,984	171,272
Las Vegas Sands Corp.(b)	10,624	498,797
Legg Mason Inc.	5,810	159,775
Leggett & Platt Inc.	6,225	136,328
Leucadia National Corp.	7,636	204,874

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2011

Liberty Global Inc. Series A(b)	4,980	200,096
Liberty Global Inc. Series C(b)	3,818	146,497
Liberty Interactive Corp. Series A(b)	19,339	317,740
Liberty Property Trust	2,324	74,368
Life Technologies Corp.(b)	5,233	212,826
Limited Brands Inc.	9,545	407,667
Lincoln National Corp.	9,886	188,328
Linear Technology Corp.	6,723	217,220
Lockheed Martin Corp.	7,885	598,471
Loews Corp.	9,628	382,232
Lorillard Inc.	3,984	440,869
Lowe’s Companies Inc.	40,670	854,883
LSI Corp.(b)	21,912	136,950
LyondellBasell Industries NV Class A	7,802	256,374
M&T Bank Corp.	2,822	214,782
Macerich Co. (The)	3,930	195,557
Macy’s Inc.	13,944	425,710
Manpower Inc.	2,656	114,580
Marathon Oil Corp.	22,161	576,851
Marathon Petroleum Corp.	10,812	388,151
Marriott International Inc. Class A	9,296	292,824
Marsh & McLennan Companies Inc.	17,015	520,999
Martin Marietta Materials Inc.(c)	1,245	89,852
Marvell Technology Group Ltd.(b)	15,853	221,783
Masco Corp.	12,450	119,520
MasterCard Inc. Class A	3,186	1,106,307
Mattel Inc.	12,367	349,244
Maxim Integrated Products Inc.	8,549	223,642
McCormick & Co. Inc. NVS	4,410	214,150
McDonald’s Corp.	31,791	2,951,794
McGraw-Hill Companies Inc. (The)	10,043	426,827
McKesson Corp.	7,885	643,022
MDU Resources Group Inc.	4,399	90,663
Mead Johnson Nutrition Co. Class A	7,408	532,265
MeadWestvaco Corp.	5,478	152,891
Medco Health Solutions Inc.(b)	12,948	710,327
Medtronic Inc.	32,204	1,118,767
Merck & Co. Inc.	93,305	3,219,022
MetLife Inc.	29,880	1,050,581
MetroPCS Communications Inc.(b)	7,387	62,790
MGM Resorts International(b)(c)	7,939	91,457
Microchip Technology Inc.	6,889	249,106
Micron Technology Inc.(b)	26,643	148,934
Microsoft Corp.	226,424	6,029,671
Mohawk Industries Inc.(b)	2,158	113,619
Molson Coors Brewing Co. Class B NVS	3,901	165,168
Monsanto Co.	15,687	1,141,229
Moody’s Corp.	7,470	265,110
Morgan Stanley	37,765	666,175
Mosaic Co. (The)	8,549	500,629
Motorola Mobility Holdings Inc.(b)	8,484	329,858
Motorola Solutions Inc.	9,716	455,778
Murphy Oil Corp.	5,561	307,913
Mylan Inc.(b)(c)	10,292	201,414
Nabors Industries Ltd.(b)(c)	8,383	153,660
NASDAQ OMX Group Inc. (The)(b)	4,731	118,512
National Oilwell Varco Inc.	13,281	947,334
NetApp Inc.(b)	11,371	465,756
Netflix Inc.(b)	1,494	122,628
New York Community Bancorp Inc.	13,031	173,443
Newell Rubbermaid Inc.	8,051	119,155
Newfield Exploration Co.(b)	3,984	160,396
Newmont Mining Corp.	14,359	959,612

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2011

News Corp. Class A NVS	54,282	951,021
News Corp. Class B	15,438	275,568
NextEra Energy Inc.	11,952	674,093
Nielsen Holdings NV(b)	2,739	80,390
NII Holdings Inc.(b)	5,810	136,709
Nike Inc. Class B	11,039	1,063,608
NiSource Inc.	8,715	192,514
Noble Corp.(b)	8,134	292,336
Noble Energy Inc.	5,229	467,159
Nordstrom Inc.	4,399	222,985
Norfolk Southern Corp.	10,624	786,070
Northeast Utilities	3,237	111,903
Northern Trust Corp.	7,138	288,875
Northrop Grumman Corp.	8,715	503,291
NRG Energy Inc.(b)	6,308	135,117
NSTAR	2,241	101,047
Nuance Communications Inc.(b)	5,395	142,860
Nucor Corp.	9,130	344,931
NVIDIA Corp.(b)	19,007	281,304
NYSE Euronext Inc.	8,964	238,173
O’Reilly Automotive Inc.(b)(c)	3,390	257,809
Occidental Petroleum Corp.	24,236	2,252,494
Old Republic International Corp.	10,375	91,715
Omnicare Inc.	3,486	103,953
Omnicom Group Inc.	9,628	428,253
ONEOK Inc.	4,415	335,761
Oracle Corp.	121,346	3,976,508
Owens-Illinois Inc.(b)	6,059	121,665
PACCAR Inc.	11,039	477,326
Pall Corp.	4,233	216,603
Parker Hannifin Corp.	5,395	439,962
PartnerRe Ltd.	1,830	113,863
Patterson Companies Inc.	3,901	122,764
Paychex Inc.	10,624	309,583
Peabody Energy Corp.	8,881	385,169
Pentair Inc.	3,735	134,273
People’s United Financial Inc.	12,118	154,505
Pepco Holdings Inc.	9,213	182,417
PepsiCo Inc.	46,729	2,941,591
Perrigo Co.	3,071	277,250
PetSmart Inc.	4,897	229,914
Pfizer Inc.	240,708	4,636,036
PG&E Corp.	11,205	480,694
Pharmaceutical Product Development Inc.	3,154	104,050
Philip Morris International Inc.	54,614	3,815,880
Pinnacle West Capital Corp.	3,818	174,024
Pioneer Natural Resources Co.	3,569	299,439
Pitney Bowes Inc.	4,316	87,960
Plains Exploration & Production Co.(b)	3,652	115,038
Plum Creek Timber Co. Inc.(c)	6,225	234,434
PNC Financial Services Group Inc. (The)(e)	15,023	806,885
PPG Industries Inc.	5,229	451,838
PPL Corp.	15,438	453,414
Praxair Inc.	9,545	970,440
Precision Castparts Corp.	4,482	731,238
Priceline.com Inc.(b)	1,411	716,393
Principal Financial Group Inc.	10,541	271,747
Procter & Gamble Co. (The)	83,830	5,364,282
Progress Energy Inc.	9,296	484,322
Progressive Corp. (The)	20,916	397,613
Prologis Inc.	12,142	361,346
Prudential Financial Inc.	14,525	787,255
Public Service Enterprise Group Inc.	15,936	537,043

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2011

Public Storage	5,893	760,492
PulteGroup Inc.(b)	7,138	36,975
QEP Resources Inc.	5,312	188,842
QUALCOMM Inc.	50,049	2,582,528
Quanta Services Inc.(b)	4,814	100,564
Quest Diagnostics Inc.	4,980	277,884
R.R. Donnelley & Sons Co.	6,225	101,468
Ralcorp Holdings Inc.(b)	1,245	100,646
Ralph Lauren Corp.	2,075	329,489
Range Resources Corp.	4,814	331,396
Rayonier Inc.(c)	2,116	88,301
Raytheon Co.	11,371	502,484
Red Hat Inc.(b)	5,229	259,620
Regency Centers Corp.(c)	2,407	98,591
Regions Financial Corp.	38,346	150,700
RenaissanceRe Holdings Ltd.	2,656	180,927
Republic Services Inc.	9,462	269,289
Reynolds American Inc.	9,960	385,253
Robert Half International Inc.	4,897	129,428
Rock-Tenn Co. Class A	2,075	122,819
Rockwell Automation Inc.	4,897	331,282
Rockwell Collins Inc.	5,146	287,301
Roper Industries Inc.	1,653	134,058
Ross Stores Inc.	4,067	356,798
Rowan Companies Inc.(b)	4,482	154,584
Royal Caribbean Cruises Ltd.	4,648	138,139
Safeway Inc.	13,280	257,234
SAIC Inc.(b)(c)	4,627	57,514
Salesforce.com Inc.(b)(c)	3,984	530,549
SanDisk Corp.(b)	6,391	323,832
Sara Lee Corp.	21,248	378,214
SBA Communications Corp. Class A(b)(c)	4,565	173,881
SCANA Corp.	2,739	115,805
Schlumberger Ltd.	40,864	3,002,278
Scripps Networks Interactive Inc. Class A	2,241	95,198
Seagate Technology PLC	15,106	243,962
Sealed Air Corp.	6,474	115,237
Sears Holdings Corp.(b)(c)	1,512	118,208
SEI Investments Co.	5,229	84,658
Sempra Energy	7,553	405,823
Sherwin-Williams Co. (The)	3,403	281,462
Sigma-Aldrich Corp.	3,735	244,568
Simon Property Group Inc.	9,651	1,239,574
Sirius XM Radio Inc.(b)(c)	113,544	203,244
SLM Corp.	17,015	232,595
Southern Co. (The)	25,066	1,082,851
Southwest Airlines Co.	4,980	42,579
Southwestern Energy Co.(b)	10,793	453,738
Spectra Energy Corp.	19,588	560,804
Sprint Nextel Corp.(b)	92,545	237,841
SPX Corp.	1,660	90,653
St. Jude Medical Inc.	10,707	417,573
Stanley Black & Decker Inc.	5,091	325,060
Staples Inc.	22,576	337,737
Starbucks Corp.	22,078	934,783
Starwood Hotels & Resorts Worldwide Inc.	6,640	332,730
State Street Corp.	15,521	626,893
Stericycle Inc.(b)(c)	2,407	201,177
Stryker Corp.	8,715	417,536
Sunoco Inc.	3,735	139,054
SunTrust Banks Inc.	14,860	293,188
Symantec Corp.(b)	25,398	432,020
Synopsys Inc.(b)(c)	4,980	133,514

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2011

Sysco Corp.	18,011	499,265
T. Rowe Price Group Inc.	8,715	460,501
Target Corp.	20,089	1,099,873
TD Ameritrade Holding Corp.	8,466	142,059
TE Connectivity Ltd.	14,193	504,561
Teradata Corp.(b)	5,727	341,673
Texas Instruments Inc.	35,607	1,094,203
Textron Inc.	8,466	164,410
Thermo Fisher Scientific Inc.(b)	11,952	600,827
Tiffany & Co.	3,652	291,174
Time Warner Cable Inc.	11,125	708,551
Time Warner Inc.	32,454	1,135,565
TJX Companies Inc. (The)	12,201	719,005
Toll Brothers Inc.(b)	4,329	75,498
Torchmark Corp.	3,609	147,716
Total System Services Inc.	6,889	137,022
Travelers Companies Inc. (The)	13,197	770,045
TRW Automotive Holdings Corp.(b)(c)	2,481	104,450
Tyco International Ltd.	14,774	672,956
Tyson Foods Inc. Class A	10,873	209,849
U.S. Bancorp	58,847	1,505,895
Ultra Petroleum Corp.(b)	4,983	158,758
Union Pacific Corp.	14,774	1,471,047
United Continental Holdings Inc.(b)	3,569	68,953
United Parcel Service Inc. Class B	21,165	1,486,630
United States Steel Corp.(c)	4,233	107,349
United Technologies Corp.	26,311	2,051,732
UnitedHealth Group Inc.	32,889	1,578,343
Unum Group	11,371	271,085
Urban Outfitters Inc.(b)	2,241	61,067
URS Corp.(b)	2,003	71,507
Valero Energy Corp.	17,430	428,778
Varian Medical Systems Inc.(b)	3,984	233,940
Ventas Inc.	8,217	456,947
VeriSign Inc.	6,142	197,097
Verizon Communications Inc.	85,158	3,149,143
Vertex Pharmaceuticals Inc.(b)	5,810	230,018
VF Corp.	2,656	367,112
Viacom Inc. Class B NVS	16,019	702,433
Virgin Media Inc.	9,462	230,684
Visa Inc. Class A	15,272	1,424,267
VMware Inc. Class A(b)(c)	2,158	210,945
Vornado Realty Trust	4,662	386,060
Vulcan Materials Co.(c)	3,403	106,480
W.R. Berkley Corp.	2,839	98,826
W.W. Grainger Inc.	2,407	412,343
Wal-Mart Stores Inc.	57,187	3,243,647
Walgreen Co.	28,718	953,438
Walt Disney Co. (The)	54,780	1,910,726
Walter Energy Inc.	1,909	144,416
Warner Chilcott PLC Class A(b)	2,639	47,819
Washington Post Co. (The) Class B	249	84,700
Waste Management Inc.	15,355	505,640
Waters Corp.(b)(c)	3,154	252,698
Watson Pharmaceuticals Inc.(b)(c)	3,237	217,397
Weatherford International Ltd.(b)	20,916	324,198
WellPoint Inc.	11,786	812,055
Wells Fargo & Co.	150,913	3,910,156
Western Digital Corp.(b)	7,055	187,945
Western Union Co.	22,327	390,053
Weyerhaeuser Co.	18,438	331,515
Whirlpool Corp.	2,324	118,082
Whiting Petroleum Corp.(b)	3,569	166,137

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2011

Whole Foods Market Inc.	4,482	323,242
Williams Companies Inc. (The)	18,924	569,802
Willis Group Holdings PLC(c)	6,059	220,002
Windstream Corp.	14,525	176,769
Wisconsin Energy Corp.	6,806	220,719
Wynn Resorts Ltd.	2,656	352,717
Xcel Energy Inc.	15,189	392,636
Xerox Corp.	42,996	351,707
Xilinx Inc.	9,296	311,044
XL Group PLC	10,375	225,553
Yahoo! Inc.(b)	37,765	590,645
Yum! Brands Inc.	13,778	738,087
Zimmer Holdings Inc.(b)	5,478	288,307

		359,901,722

TOTAL COMMON STOCKS
(Cost: $663,911,308)		637,331,335

PREFERRED STOCKS—0.28%

GERMANY—0.24%
Bayerische Motoren Werke AG	996	54,965
Henkel AG & Co. KGaA	5,312	319,409
Porsche Automobil Holding SE	4,749	280,754
RWE AG NVS	1,411	53,433
Volkswagen AG	4,660	824,170

		1,532,731
ITALY—0.04%
Intesa Sanpaolo SpA RNC	28,884	42,342
Telecom Italia SpA RNC	194,054	205,030

		247,372

TOTAL PREFERRED STOCKS
(Cost: $1,800,609)		1,780,103

RIGHTS—0.00%

HONG KONG—0.00%
New World Development Co. Ltd.(b)	41,500	14,163

		14,163

TOTAL RIGHTS
(Cost: $0)		14,163

SHORT-TERM INVESTMENTS—1.81%

MONEY MARKET FUNDS—1.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(e)(f)(g)	10,260,853	10,260,853
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(e)(f)(g)	837,964	837,964

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(e)(f)(h)	512,594	512,594

		11,611,411

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,611,411)		11,611,411

TOTAL INVESTMENTS IN SECURITIES—101.54%
(Cost: $677,323,328)		650,737,012
Other Assets, Less Liabilities—(1.54)%		(9,846,495)

NET ASSETS—100.00%		$640,890,517

FDR - Fiduciary Depositary Receipts

NVS - Non-Voting Shares

SDR - Swedish Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

(a)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(b)	Non-income earning security.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(h)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI USA MINIMUM VOLATILITY INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—99.89%

AEROSPACE & DEFENSE—2.52%
Lockheed Martin Corp.	410	$31,119
Raytheon Co.	410	18,118
United Technologies Corp.	202	15,752

		64,989
AGRICULTURE—1.83%
Altria Group Inc.	1,231	33,914
Philip Morris International Inc.	22	1,537
Reynolds American Inc.	302	11,682

		47,133
BEVERAGES—2.84%
Coca-Cola Co. (The)	565	38,601
PepsiCo Inc.	548	34,496

		73,097
BIOTECHNOLOGY—1.54%
Amgen Inc.	645	36,939
Celgene Corp.(a)	41	2,658

		39,597
CHEMICALS—2.12%
Ecolab Inc.	637	34,296
Praxair Inc.	39	3,965
Sherwin-Williams Co. (The)	196	16,211

		54,472
COMMERCIAL SERVICES—2.02%
McKesson Corp.	51	4,159
SAIC Inc.(a)(b)	1,180	14,668
Verisk Analytics Inc. Class A(a)	535	18,805
Visa Inc. Class A	155	14,455

		52,087
COMPUTERS—4.64%
Accenture PLC Class A	703	42,363
Apple Inc.(a)	6	2,429
EMC Corp.(a)	60	1,470
IHS Inc. Class A(a)	173	14,530
International Business Machines Corp.	230	42,465
Synopsys Inc.(a)	605	16,220

		119,477
COSMETICS & PERSONAL CARE—2.18%
Colgate-Palmolive Co.	207	18,707
Procter & Gamble Co. (The)	584	37,370

		56,077

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY INDEX FUND

October 31, 2011

DISTRIBUTION & WHOLESALE—0.39%
Genuine Parts Co.	72	4,135
W.W. Grainger Inc.	35	5,996

		10,131
ELECTRIC—8.85%
Consolidated Edison Inc.	733	42,419
Dominion Resources Inc.	143	7,377
Duke Energy Corp.	1,357	27,710
NSTAR	365	16,458
PG&E Corp.	438	18,790
Progress Energy Inc.	411	21,413
Southern Co. (The)	989	42,725
Wisconsin Energy Corp.	791	25,652
Xcel Energy Inc.	985	25,462

		228,006
ENVIRONMENTAL CONTROL—2.36%
Stericycle Inc.(a)	337	28,166
Waste Management Inc.	990	32,601

		60,767
FOOD—5.98%
Campbell Soup Co.	340	11,305
General Mills Inc.	886	34,138
Hormel Foods Corp.	606	17,859
J.M. Smucker Co. (The)	199	15,327
Kellogg Co.	621	33,664
Kraft Foods Inc. Class A	558	19,630
McCormick & Co. Inc. NVS	453	21,998

		153,921
GAS—0.43%
Energen Corp.	228	11,186

		11,186
HEALTH CARE - PRODUCTS—5.01%
Baxter International Inc.	270	14,845
Becton, Dickinson and Co.	436	34,108
C.R. Bard Inc.	354	30,426
Edwards Lifesciences Corp.(a)	150	11,313
Johnson & Johnson	596	38,377

		129,069
HEALTH CARE - SERVICES—1.02%
Laboratory Corp. of America Holdings(a)	294	24,652
Quest Diagnostics Inc.	27	1,507

		26,159
HOUSEHOLD PRODUCTS & WARES—1.04%
Church & Dwight Co. Inc.	142	6,274
Clorox Co. (The)	80	5,355
Kimberly-Clark Corp.	217	15,127

		26,756

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY INDEX FUND

October 31, 2011

INSURANCE—6.67%
Aon Corp.	745	34,732
Arch Capital Group Ltd.(a)	556	19,999
Berkshire Hathaway Inc. Class B(a)	223	17,363
Chubb Corp. (The)	31	2,078
Everest Re Group Ltd.	80	7,194
Marsh & McLennan Companies Inc.	519	15,892
PartnerRe Ltd.	265	16,488
Progressive Corp. (The)	101	1,920
RenaissanceRe Holdings Ltd.	115	7,834
Travelers Companies Inc. (The)	485	28,300
W.R. Berkley Corp.	497	17,300
Willis Group Holdings PLC(b)	74	2,687

		171,787
INTERNET—0.51%
Google Inc. Class A(a)	16	9,482
Symantec Corp.(a)	212	3,606

		13,088
MANUFACTURING—1.15%
3M Co.	244	19,281
Danaher Corp.	211	10,202

		29,483
MEDIA—1.43%
DIRECTV Class A(a)	764	34,732
Walt Disney Co. (The)	57	1,988

		36,720
MINING—1.53%
Newmont Mining Corp.	590	39,430

		39,430
OIL & GAS—4.21%
Chevron Corp.	381	40,024
ConocoPhillips	372	25,910
Exxon Mobil Corp.	477	37,249
Occidental Petroleum Corp.	56	5,204

		108,387
PHARMACEUTICALS—8.37%
Abbott Laboratories	743	40,025
AmerisourceBergen Corp.	472	19,258
Bristol-Myers Squibb Co.	1,384	43,721
Eli Lilly and Co.	1,021	37,940
Express Scripts Inc.(a)	42	1,921
Gilead Sciences Inc.(a)	243	10,123
Merck & Co. Inc.	1,058	36,501
Perrigo Co.	18	1,625
Pfizer Inc.	832	16,024
Watson Pharmaceuticals Inc.(a)	125	8,395

		215,533

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY INDEX FUND

October 31, 2011

PIPELINES—2.80%
Kinder Morgan Inc.(b)	458	13,099
Kinder Morgan Management LLC(a)	360	23,846
Spectra Energy Corp.	1,225	35,072

		72,017
REAL ESTATE INVESTMENT TRUSTS—2.31%
Annaly Capital Management Inc.	2,605	43,894
Health Care REIT Inc.	298	15,702

		59,596
RETAIL—10.43%
Advance Auto Parts Inc.	316	20,562
AutoZone Inc.(a)	105	33,977
Dollar Tree Inc.(a)	282	22,549
Family Dollar Stores Inc.	205	12,019
Home Depot Inc. (The)	37	1,325
McDonald’s Corp.	476	44,197
O’Reilly Automotive Inc.(a)	569	43,272
Ross Stores Inc.	232	20,353
TJX Companies Inc. (The)	210	12,375
Wal-Mart Stores Inc.	694	39,364
Yum! Brands Inc.	349	18,696

		268,689
SAVINGS & LOANS—0.77%
People’s United Financial Inc.	1,554	19,814

		19,814
SEMICONDUCTORS—0.71%
Intel Corp.	259	6,356
Texas Instruments Inc.	386	11,862

		18,218
SOFTWARE—6.63%
Automatic Data Processing Inc.	733	38,358
BMC Software Inc.(a)	346	12,027
Dun & Bradstreet Corp. (The)	50	3,343
Fidelity National Information Services Inc.	225	5,890
Intuit Inc.	330	17,711
Microsoft Corp.	1,604	42,715
Oracle Corp.	1,056	34,605
Paychex Inc.	552	16,085

		170,734
TELECOMMUNICATIONS—5.81%
American Tower Corp. Class A(a)	485	26,723
AT&T Inc.	1,261	36,960
CenturyLink Inc.	934	32,933
Crown Castle International Corp.(a)	126	5,211
Frontier Communications Corp.	199	1,246
QUALCOMM Inc.	78	4,025
Verizon Communications Inc.	1,070	39,569
Windstream Corp.	238	2,896

		149,563

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY INDEX FUND

October 31, 2011

TRANSPORTATION—1.79%
C.H. Robinson Worldwide Inc.	279	19,371
United Parcel Service Inc. Class B	381	26,761

		46,132

TOTAL COMMON STOCKS
(Cost: $2,530,870)		2,572,115

SHORT-TERM INVESTMENTS—1.27%

MONEY MARKET FUNDS—1.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(c)(d)(e)	28,889	28,889
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	2,360	2,360
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(c)(d)(f)	1,433	1,433

		32,682

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,682)		32,682

TOTAL INVESTMENTS IN SECURITIES—101.16%
(Cost: $2,563,552)		2,604,797
Other Assets, Less Liabilities—(1.16)%		(29,861)

NET ASSETS—100.00%		$2,574,936

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(f)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NYSE 100 INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—99.88%

AEROSPACE & DEFENSE—2.43%
Boeing Co. (The)	5,896	$387,898
General Dynamics Corp.	2,682	172,158
Lockheed Martin Corp.	2,371	179,959
United Technologies Corp.	7,036	548,667

		1,288,682
AGRICULTURE—3.67%
Altria Group Inc.	18,534	510,612
Monsanto Co.	4,766	346,726
Philip Morris International Inc.	15,634	1,092,348

		1,949,686
APPAREL—0.61%
Nike Inc. Class B	3,361	323,832

		323,832
AUTO MANUFACTURERS—0.98%
Ford Motor Co.(a)	33,204	387,823
General Motors Co.(a)	5,148	133,076

		520,899
BANKS—10.16%
Bank of America Corp.	89,756	613,033
Bank of New York Mellon Corp. (The)	11,008	234,250
Citigroup Inc.	25,779	814,359
Goldman Sachs Group Inc. (The)	3,800	416,290
JPMorgan Chase & Co.	34,700	1,206,172
Morgan Stanley	15,603	275,237
PNC Financial Services Group Inc. (The)(b)	4,669	250,772
U.S. Bancorp	17,026	435,695
Wells Fargo & Co.	44,348	1,149,057

		5,394,865
BEVERAGES—4.12%
Coca-Cola Co. (The)	18,946	1,294,391
PepsiCo Inc.	14,167	891,812

		2,186,203
CHEMICALS—2.09%
Dow Chemical Co. (The)	10,468	291,848
E.I. du Pont de Nemours and Co.	8,308	399,365
Mosaic Co. (The)	2,446	143,238
Praxair Inc.	2,709	275,424

		1,109,875
COMMERCIAL SERVICES—1.44%
MasterCard Inc. Class A	944	327,794
Visa Inc. Class A	4,660	434,592

		762,386

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

October 31, 2011

COMPUTERS—6.12%
Accenture PLC Class A	5,711	344,145
EMC Corp.(a)	18,369	450,224
Hewlett-Packard Co.	18,465	491,354
International Business Machines Corp.	10,629	1,962,432

		3,248,155
COSMETICS & PERSONAL CARE—3.68%
Colgate-Palmolive Co.	4,334	391,664
Procter & Gamble Co. (The)	24,454	1,564,811

		1,956,475
DIVERSIFIED FINANCIAL SERVICES—1.17%
American Express Co.	9,478	479,777
Franklin Resources Inc.	1,321	140,858

		620,635
ELECTRIC—2.06%
Dominion Resources Inc.	5,081	262,129
Duke Energy Corp.	11,703	238,976
Exelon Corp.	5,857	259,992
Southern Co. (The)	7,646	330,307

		1,091,404
ELECTRICAL COMPONENTS & EQUIPMENT—0.60%
Emerson Electric Co.	6,641	319,565

		319,565
FOOD—1.35%
General Mills Inc.	5,371	206,945
Kraft Foods Inc. Class A	14,574	512,713

		719,658
HEALTH CARE - PRODUCTS—4.49%
Baxter International Inc.	5,120	281,498
Covidien PLC	4,382	206,129
Johnson & Johnson	24,343	1,567,446
Medtronic Inc.	9,460	328,640

		2,383,713
HEALTH CARE - SERVICES—1.28%
UnitedHealth Group Inc.	9,581	459,792
WellPoint Inc.	3,200	220,480

		680,272
HOUSEHOLD PRODUCTS & WARES—0.46%
Kimberly-Clark Corp.	3,486	243,009

		243,009

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

October 31, 2011

INSURANCE—2.77%
American International Group Inc.(a)	3,906	96,439
Berkshire Hathaway Inc. Class B(a)(c)	8,564	666,793
MetLife Inc.	7,303	256,774
Prudential Financial Inc.	4,290	232,518
Travelers Companies Inc. (The)	3,717	216,887

		1,469,411
LODGING—0.31%
Las Vegas Sands Corp.(a)	3,493	163,996

		163,996
MACHINERY—1.46%
Caterpillar Inc.	5,209	492,042
Deere & Co.	3,757	285,156

		777,198
MANUFACTURING—5.28%
3M Co.	5,812	459,264
Danaher Corp.	5,050	244,167
General Electric Co.	94,960	1,586,782
Honeywell International Inc.	6,362	333,369
Illinois Tool Works Inc.	3,746	182,168

		2,805,750
MEDIA—1.62%
Time Warner Inc.	9,316	325,967
Walt Disney Co. (The)	15,341	535,094

		861,061
MINING—1.27%
Freeport-McMoRan Copper & Gold Inc.	8,388	337,701
Newmont Mining Corp.	4,314	288,305
Southern Copper Corp.	1,518	46,572

		672,578
OIL & GAS—14.77%
Anadarko Petroleum Corp.	4,437	348,304
Apache Corp.	3,413	340,037
Chevron Corp.	17,840	1,874,092
ConocoPhillips	11,360	791,224
Devon Energy Corp.	3,487	226,481
EOG Resources Inc.	2,383	213,112
Exxon Mobil Corp.	43,274	3,379,267
Occidental Petroleum Corp.	7,208	669,911

		7,842,428
OIL & GAS SERVICES—3.16%
Baker Hughes Inc.	3,854	223,493
Halliburton Co.	8,203	306,464
National Oilwell Varco Inc.	3,751	267,559
Schlumberger Ltd.	11,999	881,567

		1,679,083

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

October 31, 2011

PHARMACEUTICALS—7.58%
Abbott Laboratories	13,842	745,668
Bristol-Myers Squibb Co.	15,291	483,043
Eli Lilly and Co.	8,753	325,261
Medco Health Solutions Inc.(a)	3,421	187,676
Merck & Co. Inc.	27,366	944,127
Pfizer Inc.	69,437	1,337,357

		4,023,132
REAL ESTATE INVESTMENT TRUSTS—0.63%
Simon Property Group Inc.	2,612	335,485

		335,485
RETAIL—6.59%
CVS Caremark Corp.	11,976	434,729
Home Depot Inc. (The)	14,227	509,327
Lowe’s Companies Inc.	11,555	242,886
McDonald’s Corp.	9,190	853,292
Target Corp.	5,456	298,716
Wal-Mart Stores Inc.	15,770	894,474
Walgreen Co.	8,081	268,289

		3,501,713
SEMICONDUCTORS—0.60%
Texas Instruments Inc.	10,301	316,550

		316,550
TELECOMMUNICATIONS—5.04%
AT&T Inc.	52,874	1,549,737
Corning Inc.	13,882	198,374
Verizon Communications Inc.	25,166	930,638

		2,678,749
TRANSPORTATION—2.09%
FedEx Corp.	2,609	213,494
Union Pacific Corp.	4,373	435,420
United Parcel Service Inc. Class B	6,559	460,704

		1,109,618

TOTAL COMMON STOCKS
(Cost: $60,399,040)		53,036,066

SHORT-TERM INVESTMENTS—0.73%

MONEY MARKET FUNDS—0.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(b)(d)(e)	279,638	279,638
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(b)(d)(e)	22,837	22,837

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

October 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(b)(d)(f)	82,937	82,937

		385,412

TOTAL SHORT-TERM INVESTMENTS
(Cost: $385,412)		385,412

TOTAL INVESTMENTS IN SECURITIES—100.61%
(Cost: $60,784,452)		53,421,478
Other Assets, Less Liabilities—(0.61)%		(322,642)

NET ASSETS—100.00%		$53,098,836

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(f)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—99.87%

ADVERTISING—0.11%
Clear Channel Outdoor Holdings Inc. Class A(a)	190	$2,090
Harte-Hanks Inc.	208	1,826
Interpublic Group of Companies Inc. (The)	2,237	21,207
Omnicom Group Inc.	1,313	58,402

		83,525
AEROSPACE & DEFENSE—1.50%
AAR Corp.	184	3,667
Alliant Techsystems Inc.	155	9,002
Boeing Co. (The)	3,078	202,502
CAE Inc.	1,198	12,879
Curtiss-Wright Corp.	218	7,146
Ducommun Inc.	49	699
Embraer SA SP ADR	635	17,666
Esterline Technologies Corp.(a)(b)	142	7,938
GenCorp Inc.(a)(b)	258	1,254
General Dynamics Corp.	1,421	91,214
Goodrich Corp.	583	71,493
HEICO Corp.	59	3,364
HEICO Corp. Class A	108	4,246
L-3 Communications Holdings Inc.	496	33,619
Lockheed Martin Corp.	1,237	93,888
Moog Inc. Class A(a)(b)	196	7,591
Northrop Grumman Corp.	1,212	69,993
Orbital Sciences Corp.(a)(b)	272	4,205
Raytheon Co.	1,654	73,090
Rockwell Collins Inc.	725	40,477
Spirit AeroSystems Holdings Inc. Class A(a)	550	9,389
Teledyne Technologies Inc.(a)(b)	171	9,314
TransDigm Group Inc.(a)	213	20,005
Triumph Group Inc.	181	10,516
United Technologies Corp.	3,697	288,292

		1,093,449
AGRICULTURE—1.78%
Adecoagro SA(a)	353	3,431
Alliance One International Inc.(a)(b)	403	1,076
Altria Group Inc.	9,741	268,365
Archer-Daniels-Midland Co.	2,904	84,042
Bunge Ltd.	683	42,189
Lorillard Inc.	652	72,150
Monsanto Co.	2,487	180,929
Philip Morris International Inc.	8,194	572,515
Reynolds American Inc.	1,582	61,192
Tejon Ranch Co.(a)	69	1,793
Universal Corp.	110	4,710
Vector Group Ltd.	180	3,163

		1,295,555
AIRLINES—0.21%
Alaska Air Group Inc.(a)	168	11,177
AMR Corp.(a)	1,552	4,082
China Eastern Airlines Corp. Ltd. Class H SP ADR(a)	192	3,706

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

China Southern Airlines Co. Ltd. Class H SP ADR(a)	164	4,515
Copa Holdings SA Class A	97	6,700
Delta Air Lines Inc.(a)(b)	3,955	33,697
LAN Airlines SA SP ADR	746	18,702
Southwest Airlines Co.	3,761	32,156
United Continental Holdings Inc.(a)	1,545	29,849
US Airways Group Inc.(a)(b)	751	4,333

		148,917
APPAREL—0.61%
Carter’s Inc.(a)(b)	236	8,989
Coach Inc.	1,359	88,430
Gildan Activewear Inc.	566	14,591
Guess? Inc.	301	9,930
Hanesbrands Inc.(a)	451	11,893
Jones Group Inc. (The)	401	4,479
Liz Claiborne Inc.(a)(b)	441	3,532
Maidenform Brands Inc.(a)(b)	110	2,704
Nike Inc. Class B	1,753	168,902
Oxford Industries Inc.	67	2,646
Quiksilver Inc.(a)	620	2,077
Ralph Lauren Corp.	288	45,732
SKECHERS U.S.A. Inc. Class A(a)	180	2,567
Unifi Inc.(a)	74	574
VF Corp.	403	55,703
Warnaco Group Inc. (The)(a)	201	9,869
Wolverine World Wide Inc.	230	8,724

		441,342
AUTO MANUFACTURERS—1.44%
Ford Motor Co.(a)	17,333	202,449
General Motors Co.(a)	2,682	69,330
Honda Motor Co. Ltd. SP ADR	8,383	250,652
Navistar International Corp.(a)	340	14,304
Oshkosh Corp.(a)	423	8,824
Tata Motors Ltd. SP ADR	1,623	32,541
Toyota Motor Corp. SP ADR	6,951	463,701
Wabash National Corp.(a)	317	2,187

		1,043,988
AUTO PARTS & EQUIPMENT—0.47%
Accuride Corp.(a)	206	1,302
American Axle & Manufacturing Holdings Inc.(a)	309	2,994
Autoliv Inc.	418	24,148
BorgWarner Inc.(a)	513	39,239
China Yuchai International Ltd.	96	1,459
Cooper Tire & Rubber Co.	291	4,170
Dana Holding Corp.(a)	684	9,672
Douglas Dynamics Inc.	94	1,412
Goodyear Tire & Rubber Co. (The)(a)	1,143	16,414
Johnson Controls Inc.	3,169	104,355
Lear Corp.	486	22,798
Magna International Inc. Class A	1,048	39,981
Meritor Inc.(a)	440	4,189
Miller Industries Inc.	52	1,063
Modine Manufacturing Co.(a)	215	2,273
Standard Motor Products Inc.	96	1,493
Superior Industries International Inc.	111	2,030
Tenneco Inc.(a)(b)	283	9,260
Titan International Inc.	196	4,410

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

TRW Automotive Holdings Corp.(a)	483	20,334
Visteon Corp.(a)	241	13,404
WABCO Holdings Inc.(a)	315	15,816

		342,216
BANKS—10.67%
Banco Bilbao Vizcaya Argentaria SA SP ADR(b)	21,312	192,660
Banco de Chile SP ADR	233	18,894
Banco Latinoamericano de Comercio Exterior SA Class E	127	2,064
Banco Macro SA SP ADR	163	3,268
Banco Santander (Chile) SA SP ADR	188	15,356
Banco Santander SA SP ADR(b)	39,437	337,581
BancorpSouth Inc.	364	3,556
Bank of America Corp.	47,135	321,932
Bank of Hawaii Corp.	220	9,291
Bank of Montreal New(a)	2,940	173,960
Bank of New York Mellon Corp. (The)	5,753	122,424
Bank of Nova Scotia	5,018	263,997
Barclays PLC SP ADR	14,265	178,455
BB&T Corp.	3,235	75,505
BBVA Banco Frances SA SP ADR	169	1,049
Canadian Imperial Bank of Commerce	1,844	139,130
Capital One Financial Corp.	2,145	97,941
CapitalSource Inc.	1,500	9,540
Citigroup Inc.	13,529	427,381
City National Corp.	228	9,672
Comerica Inc.	938	23,966
Community Bank System Inc.	174	4,447
Corpbanca SA SP ADR(b)	300	6,255
Credicorp Ltd.	247	26,869
Credit Suisse Group PLC SP ADR	5,005	144,995
Cullen/Frost Bankers Inc.	263	12,898
Deutsche Bank AG	4,363	180,672
F.N.B. Corp.	593	5,983
First BanCorp (Puerto Rico)(a)(b)	99	352
First Commonwealth Financial Corp.	488	2,250
First Horizon National Corp.	1,154	8,066
First Republic Bank San Francisco(a)	366	10,138
Goldman Sachs Group Inc. (The)	1,984	217,347
Governor & Co. of the Bank of Ireland (The) SP ADR(b)	1,845	10,886
HDFC Bank Ltd. SP ADR	2,650	83,899
HSBC Holdings PLC SP ADR	16,614	725,367
Hudson Valley Holding Corp.	74	1,607
ICICI Bank Ltd. SP ADR	1,968	73,131
JPMorgan Chase & Co.	18,184	632,076
KB Financial Group Inc. SP ADR	1,796	70,134
KeyCorp	4,448	31,403
Lloyds TSB Group PLC SP ADR(a)(b)	46,420	95,625
M&T Bank Corp.	588	44,753
Mitsubishi UFJ Financial Group Inc. SP ADR	66,118	286,291
Mizuho Financial Group Inc. SP ADR(b)	50,083	140,733
Morgan Stanley	8,245	145,442
National Bank of Greece SA SP ADR(a)	23,421	12,680
Old National Bancorp	442	5,114
Oriental Financial Group Inc.	204	2,160
PNC Financial Services Group Inc. (The)(c)	2,441	131,106
Regions Financial Corp.	5,874	23,085
Royal Bank of Canada	6,644	325,024
Royal Bank of Scotland Group PLC SP ADR(a)	4,091	31,664
State Street Corp.	2,341	94,553
Sterling Bancorp	144	1,188
Sumitomo Mitsui Financial Group Inc. SP ADR	34,022	189,843

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

SunTrust Banks Inc.	2,507	49,463
Synovus Financial Corp.	2,787	4,181
TCF Financial Corp.	704	7,491
Toronto-Dominion Bank (The)	4,099	308,573
U.S. Bancorp	8,892	227,546
Valley National Bancorp	793	9,516
Walker & Dunlop Inc.(a)	52	660
Webster Financial Corp.	346	6,795
Wells Fargo & Co.	23,239	602,123
Western Alliance Bancorp(a)	379	2,464
Westpac Banking Corp. SP ADR	2,832	329,786

		7,754,256
BEVERAGES—2.56%
Anheuser-Busch InBev NV SP ADR	3,459	191,871
Beam Inc.	706	34,898
Boston Beer Co. Inc. (The) Class A(a)(b)	42	3,716
Brown-Forman Corp. Class A	87	6,338
Brown-Forman Corp. Class B NVS	409	30,565
Coca-Cola Co. (The)	9,925	678,076
Coca-Cola Enterprises Inc.	1,492	40,015
Coca-Cola FEMSA SAB de CV SP ADR	127	11,373
Coca-Cola Hellenic Bottling Co. SA SP ADR(a)	913	17,940
Companhia de Bebidas das Americas-AmBev SP ADR	1,105	29,758
Compania Cervecerias Unidas SA SP ADR	101	5,785
Constellation Brands Inc.(a)	45	915
Constellation Brands Inc. Class A(a)	875	17,692
Cott Corp.(a)	383	2,712
Diageo PLC SP ADR	2,908	241,015
Dr Pepper Snapple Group Inc.	1,015	38,012
Embotelladora Andina SA Class A SP ADR	106	2,438
Embotelladora Andina SA Class B SP ADR	138	3,933
Molson Coors Brewing Co. Class B NVS	745	31,543
PepsiCo Inc.	7,423	467,278
Vina Concha y Toro SA SP ADR	97	3,589

		1,859,462
BIOTECHNOLOGY—0.03%
Bio-Rad Laboratories Inc. Class A(a)	91	9,059
Cambrex Corp.(a)	136	749
Charles River Laboratories International Inc.(a)	241	7,779
CryoLife Inc.(a)	129	595
Enzo Biochem Inc.(a)(b)	180	515

		18,697
BUILDING MATERIALS—0.25%
Armstrong World Industries Inc.	100	4,259
Cemex SAB de CV SP ADR(a)(b)	4,749	20,753
Comfort Systems USA Inc.	178	1,958
CRH PLC SP ADR	3,394	62,483
Desarrolladora Homex SAB CV SP ADR(a)(b)	157	2,349
Drew Industries Inc.	91	2,187
Eagle Materials Inc.	210	4,322
Fortune Brands Home & Security Inc.(a)(b)	706	10,258
Interline Brands Inc.(a)	156	2,324
Lennox International Inc.	235	7,565
Martin Marietta Materials Inc.(b)	212	15,300
Masco Corp.	1,680	16,128
NCI Building Systems Inc.(a)	91	829
Owens Corning(a)	548	15,552

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

Quanex Building Products Corp.	175	2,581
Simpson Manufacturing Co. Inc.	199	6,101
Texas Industries Inc.(b)	111	3,330
Trex Co. Inc.(a)	66	1,220
USG Corp.(a)(b)	310	2,871

		182,370
CHEMICALS—2.30%
Agrium Inc.	738	60,730
Air Products and Chemicals Inc.	934	80,455
Airgas Inc.	304	20,961
Albemarle Corp.	428	22,808
American Vanguard Corp.	114	1,410
Ashland Inc.	332	17,583
Cabot Corp.	281	8,481
Celanese Corp. Series A	733	31,922
CF Industries Holdings Inc.	332	53,874
Chemtura Corp.(a)	451	5,475
China Green Agriculture Inc.(a)	76	307
Cytec Industries Inc.	232	10,363
Dow Chemical Co. (The)	5,448	151,890
E.I. du Pont de Nemours and Co.	4,336	208,432
Eastman Chemical Co.	619	24,321
Ecolab Inc.	1,092	58,793
Ferro Corp.(a)	403	2,607
FMC Corp.	335	26,428
Georgia Gulf Corp.(a)	158	2,860
H.B. Fuller Co.	231	4,964
Huntsman Corp.	915	10,742
International Flavors & Fragrances Inc.	376	22,771
Intrepid Potash Inc.(a)	237	6,596
Kraton Performance Polymers Inc.(a)	149	2,932
Kronos Worldwide Inc.	92	2,041
LyondellBasell Industries NV Class A	1,580	51,919
Minerals Technologies Inc.	84	4,607
Mosaic Co. (The)	1,274	74,605
NewMarket Corp.	45	8,736
NL Industries Inc.	24	349
Olin Corp.	333	6,280
OM Group Inc.(a)	151	4,365
OMNOVA Solutions Inc.(a)	208	921
PolyOne Corp.	433	4,845
Potash Corp. of Saskatchewan	3,969	187,853
PPG Industries Inc.	739	63,857
Praxair Inc.	1,410	143,355
Quaker Chemical Corp.	59	2,053
Rockwood Holdings Inc.(a)(b)	323	14,871
RPM International Inc.	613	13,774
Sensient Technologies Corp.	234	8,649
Sherwin-Williams Co. (The)	418	34,573
Sinopec Shanghai Petrochemical Co. Ltd. Class H SP ADR	109	3,963
Sociedad Quimica y Minera de Chile SA Series B SP ADR	417	24,394
Solutia Inc.(a)	567	9,214
Spartech Corp.(a)	144	585
Stepan Co.	37	2,860
Syngenta AG SP ADR(a)	2,194	133,988
Valhi Inc.	26	1,536
Valspar Corp. (The)	407	14,192
W.R. Grace & Co.(a)	288	12,036
Westlake Chemical Corp.	92	3,791
Zep Inc.	102	1,554

		1,673,471

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

COAL—0.28%
Alpha Natural Resources Inc.(a)	1,052	25,290
Arch Coal Inc.	997	18,165
Cloud Peak Energy Inc.(a)	284	6,518
CONSOL Energy Inc.	1,056	45,155
Patriot Coal Corp.(a)	427	5,363
Peabody Energy Corp.	1,266	54,907
SunCoke Energy Inc.(a)	55	694
Walter Energy Inc.	282	21,333
Yanzhou Coal Mining Co. Ltd. Class H SP ADR	916	22,625

		200,050
COMMERCIAL SERVICES—1.54%
Aaron’s Inc.	331	8,858
ABM Industries Inc.	207	4,186
Accretive Health Inc.(a)(b)	184	4,381
Advance America Cash Advance Centers Inc.	235	1,981
Aegean Marine Petroleum Network Inc.	149	775
Alliance Data Systems Corp.(a)(b)	238	24,381
Ambow Education Holding Ltd. SP ADR(a)	80	536
AMN Healthcare Services Inc.(a)	186	882
Arbitron Inc.	127	5,046
Booz Allen Hamilton Holding Corp.(a)	71	1,123
Bridgepoint Education Inc.(a)(b)	87	1,885
Carriage Services Inc.	65	387
CBIZ Inc.(a)	201	1,272
CDI Corp.	62	814
Cenveo Inc.(a)	270	1,013
Chemed Corp.	99	5,877
Consolidated Graphics Inc.(a)(b)	46	2,096
Convergys Corp.(a)	490	5,243
CoreLogic Inc.(a)	448	5,452
Corporate Executive Board Co. (The)	161	5,891
Corrections Corp. of America(a)	501	11,137
Deluxe Corp.	240	5,669
DeVry Inc.	280	10,550
Dollar Thrifty Automotive Group Inc.(a)(b)	124	7,569
Equifax Inc.	577	20,282
ExamWorks Group Inc.(a)	162	1,709
FleetCor Technologies Inc.(a)	150	4,194
Franklin Covey Co.(a)	70	675
FTI Consulting Inc.(a)(b)	194	7,646
Gartner Inc.(a)	416	16,024
Genpact Ltd.(a)	493	7,962
GEO Group Inc. (The)(a)	301	5,487
Green Dot Corp. Class A(a)	94	3,071
H&R Block Inc.	1,427	21,819
HealthSpring Inc.(a)	318	17,153
Heartland Payment Systems Inc.	170	3,699
Hertz Global Holdings Inc.(a)	1,105	12,818
Hill International Inc.(a)	123	689
Hillenbrand Inc.	293	6,185
Insperity Inc.	111	2,862
Iron Mountain Inc.	868	26,847
iSoftStone Holdings Ltd. SP ADR(a)	192	2,058
ITT Educational Services Inc.(a)(b)	126	7,807
K12 Inc.(a)(b)	167	5,853
KAR Auction Services Inc.(a)	146	2,008
Korn/Ferry International(a)	220	3,513
Landauer Inc.	44	2,255
Lender Processing Services Inc.	394	6,915

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

Live Nation Entertainment Inc.(a)	737	6,920
Mac-Gray Corp.	57	791
Manpower Inc.	389	16,781
MasterCard Inc. Class A	492	170,842
MAXIMUS Inc.	160	6,454
McKesson Corp.	1,144	93,293
Medifast Inc.(a)	72	1,184
Midas Inc.(a)	65	593
Monster Worldwide Inc.(a)	606	5,593
Moody’s Corp.	923	32,757
Navigant Consulting Inc.(a)	244	2,765
New Oriental Education & Technology Group Inc. SP ADR(a)(b)	563	16,687
PHH Corp.(a)	262	4,834
Quad Graphics Inc.	104	2,051
Quanta Services Inc.(a)(b)	970	20,263
Robert Half International Inc.	678	17,920
Rollins Inc.	350	7,623
RSC Holdings Inc.(a)	293	2,860
SAIC Inc.(a)(b)	1,642	20,410
Service Corp. International	1,116	11,160
Sotheby’s	315	11,094
Stantec Inc.(a)	213	5,223
SuccessFactors Inc.(a)(b)	390	10,413
TAL Education Group SP ADR(a)	63	639
Team Health Holdings Inc.(a)	135	2,743
TMS International Corp.(a)	48	412
TNS Inc.(a)(b)	118	2,305
Towers Watson & Co. Class A	255	16,754
TrueBlue Inc.(a)(b)	200	2,644
United Rentals Inc.(a)	292	6,836
Universal Technical Institute Inc.(a)	101	1,442
Valassis Communications Inc.(a)(b)	210	4,101
Viad Corp.	95	1,988
Visa Inc. Class A	2,434	226,995
Weight Watchers International Inc.	141	10,521
Western Union Co.	2,936	51,292
WNS Holdings Ltd. SP ADR(a)	100	1,210
Wright Express Corp.(a)(b)	180	8,438
WuXi PharmaTech Cayman Inc. SP ADR(a)(b)	330	4,102
Xueda Education Group SP ADR(a)	118	392

		1,117,860
COMPUTERS—2.67%
3D Systems Corp.(a)(b)	198	3,221
Accenture PLC Class A	2,998	180,660
CACI International Inc. Class A(a)(b)	141	7,740
Camelot Information Systems Inc. SP ADR(a)	153	499
CGI Group Inc.(a)	1,081	22,193
CIBER Inc.(a)	289	1,006
Computer Sciences Corp.	719	22,620
Diebold Inc.	300	9,684
DST Systems Inc.	172	8,633
EMC Corp.(a)	9,593	235,124
FactSet Research Systems Inc.	196	19,486
Furmanite Corp.(a)(b)	172	1,147
Fusion-io Inc.(a)(b)	58	1,799
Hewlett-Packard Co.	9,647	256,707
IHS Inc. Class A(a)	220	18,478
Imation Corp.(a)	151	1,015
International Business Machines Corp.	5,574	1,029,128
Lexmark International Inc. Class A(a)(b)	370	11,729
NCR Corp.(a)	735	13,994

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

Quantum Corp.(a)	1,079	2,816
RealD Inc.(a)	190	2,122
Spansion Inc. Class A(a)	233	2,398
Teradata Corp.(a)	787	46,952
Tyler Technologies Inc.(a)	148	4,672
Unisys Corp.(a)	182	4,730
VanceInfo Technologies Inc. SP ADR(a)(b)	194	2,252
Western Digital Corp.(a)	1,087	28,958

		1,939,763
COSMETICS & PERSONAL CARE—1.54%
Avon Products Inc.	2,015	36,834
Colgate-Palmolive Co.	2,263	204,507
Estee Lauder Companies Inc. (The) Class A	558	54,935
Procter & Gamble Co. (The)	12,830	820,992
Revlon Inc. Class A(a)	55	810

		1,118,078
DISTRIBUTION & WHOLESALE—0.20%
Corporate Express NV SP ADR(a)	1,296	16,721
Genuine Parts Co.	738	42,383
Ingram Micro Inc. Class A(a)	732	13,088
Owens & Minor Inc.	298	8,916
W.W. Grainger Inc.	276	47,282
Watsco Inc.	117	7,214
WESCO International Inc.(a)	201	9,741

		145,345
DIVERSIFIED FINANCIAL SERVICES—1.88%
AerCap Holdings(a)	425	5,041
Affiliated Managers Group Inc.(a)	243	22,504
Air Lease Corp.(a)(b)	330	7,369
American Express Co.	4,952	250,670
Ameriprise Financial Inc.	1,104	51,535
Apollo Residential Mortgage Inc.(a)	48	783
Artio Global Investors Inc. Class A	148	1,083
BlackRock Inc.(c)	461	72,741
Cash Store Financial Services Inc. (The)	61	590
Charles Schwab Corp. (The)	4,818	59,165
CIT Group Inc.(a)	935	32,585
Cohen & Steers Inc.	97	2,636
Discover Financial Services	2,544	59,937
Doral Financial Corp.(a)	544	653
Duff & Phelps Corp. Class A	132	1,675
Eaton Vance Corp.	552	14,512
Evercore Partners Inc. Class A	123	3,375
Federal Agricultural Mortgage Corp. Class C NVS	40	807
Federated Investors Inc. Class B(b)	487	9,516
Franklin Resources Inc.	691	73,681
FXCM Inc.	80	920
GAMCO Investors Inc. Class A	20	942
GFI Group Inc.	309	1,335
Greenhill & Co. Inc.	136	5,138
Higher One Holdings Inc.(a)(b)	157	2,769
Imperial Holdings Inc.(a)	81	182
IntercontinentalExchange Inc.(a)	345	44,809
Invesco Ltd.	2,110	42,348
Investment Technology Group Inc.(a)(b)	192	2,191
Janus Capital Group Inc.	870	5,707
Jefferies Group Inc.	681	9,030

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

JMP Group Inc.	82	608
KBW Inc.	144	2,039
Knight Capital Group Inc. Class A(a)	464	5,795
Lazard Ltd. Class A(b)	518	14,162
Legg Mason Inc.	639	17,573
MF Global Holdings Ltd.(a)(b)(d)	769	—
National Financial Partners Corp.(a)(b)	199	2,720
Nelnet Inc. Class A	130	2,792
Noah Holdings Ltd. SP ADR(a)	83	724
Nomura Holdings Inc. SP ADR(b)	16,911	64,431
NYSE Euronext Inc.	1,226	32,575
Ocwen Financial Corp.(a)	346	5,017
Oppenheimer Holdings Inc. Class A	50	879
ORIX Corp. SP ADR(b)	998	43,832
Piper Jaffray Companies Inc.(a)	90	1,868
Raymond James Financial Inc.	475	14,426
Ritchie Bros. Auctioneers Inc.	419	8,355
SeaCube Container Leasing Ltd.	53	737
Shinhan Financial Group Co. Ltd. SP ADR	1,037	82,545
SLM Corp.	2,405	32,876
Stifel Financial Corp.(a)	252	8,031
Student Loan Corp. (The) Escrow(a)(d)	39	98
SWS Group Inc.	150	827
Teton Advisors Inc. Class B(a)	3	50
UBS AG(a)(b)	16,665	210,312
Waddell & Reed Financial Inc. Class A	402	11,147
Westwood Holdings Group Inc.	31	1,136
Woori Finance Holdings Co. Ltd. SP ADR	539	15,577

		1,367,361
ELECTRIC—3.31%
AES Corp. (The)(a)	3,660	41,065
ALLETE Inc.	152	6,006
Alliant Energy Corp.	515	21,002
Ameren Corp.	1,122	35,769
Ameresco Inc. Class A(a)	86	945
American Electric Power Co. Inc.	2,231	87,634
Atlantic Power Corp.(a)	320	4,320
Avista Corp.	271	6,897
Black Hills Corp.	184	6,203
Calpine Corp.(a)	1,697	25,743
Centrais Eletricas Brasileiras SA SP ADR	1,983	19,731
Central Vermont Public Service Corp.	55	1,945
CH Energy Group Inc.	72	3,975
China Hydroelectric Corp. SP ADR(a)(b)	109	169
Cleco Corp.	285	10,508
CMS Energy Corp.	1,180	24,568
Consolidated Edison Inc.	1,368	79,166
Constellation Energy Group Inc.	832	33,030
CPFL Energia SA SP ADR	302	7,849
Dominion Resources Inc.	2,643	136,352
DPL Inc.	544	16,510
DTE Energy Co.	787	41,011
Duke Energy Corp.	6,121	124,991
Dynegy Inc.(a)	486	1,784
Edison International	1,400	56,840
El Paso Electric Co.	196	6,278
Empire District Electric Co. (The)	196	3,914
Empresa Distribuidora y Comercializadora Norte SA SP ADR(a)	101	808
Empresa Nacional de Electricidad SA SP ADR	512	24,699
Enersis SA SP ADR	1,204	23,635
Entergy Corp.	827	57,204

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

Exelon Corp.	3,065	136,055
FirstEnergy Corp.	1,933	86,908
Genie Energy Ltd. Class B	91	755
GenOn Energy Inc.(a)	3,696	11,273
Great Plains Energy Inc.	624	12,942
Hawaiian Electric Industries Inc.	449	11,373
Huaneng Power International Inc. Class H SP ADR	357	6,415
IDACORP Inc.	232	9,368
Integrys Energy Group Inc.	365	19,312
ITC Holdings Corp.	240	17,443
Korea Electric Power Corp. SP ADR(a)	2,446	26,979
MDU Resources Group Inc.	812	16,735
National Grid PLC SP ADR	3,393	169,887
NextEra Energy Inc.	1,951	110,036
Northeast Utilities	819	28,313
NorthWestern Corp.	168	5,788
NRG Energy Inc.(a)	1,127	24,140
NSTAR	472	21,282
NV Energy Inc.	1,093	17,532
OGE Energy Corp.	454	23,490
Ormat Technologies Inc.	84	1,595
Pampa Energia SA SP ADR	210	2,648
Pepco Holdings Inc.	1,054	20,869
PG&E Corp.	1,859	79,751
Pike Electric Corp.(a)	82	624
Pinnacle West Capital Corp.	510	23,246
PNM Resources Inc.	367	6,599
Portland General Electric Co.	351	8,614
PPL Corp.	2,719	79,857
Progress Energy Inc.	1,377	71,742
Public Service Enterprise Group Inc.	2,392	80,610
SCANA Corp.	541	22,873
Southern Co. (The)	3,988	172,282
TECO Energy Inc.	943	17,512
TransAlta Corp.	1,029	22,659
UIL Holdings Corp.	236	8,043
UniSource Energy Corp.	171	6,375
Unitil Corp.	51	1,360
Westar Energy Inc.	541	14,748
Wisconsin Energy Corp.	1,094	35,478
Xcel Energy Inc.	2,265	58,550

		2,402,612
ELECTRICAL COMPONENTS & EQUIPMENT—0.53%
AMETEK Inc.	752	29,719
Belden Inc.	221	7,134
China Ming Yang Wind Power Group Ltd. SP ADR(a)(b)	306	964
Emerson Electric Co.	3,462	166,591
Energizer Holdings Inc.(a)	325	23,982
EnerSys Inc.(a)	235	5,295
Generac Holdings Inc.(a)	129	2,949
General Cable Corp.(a)	242	6,786
GrafTech International Ltd.(a)	612	9,614
Greatbatch Inc.(a)	108	2,412
Hitachi Ltd. SP ADR	2,077	112,324
Hubbell Inc. Class A	15	822
Hubbell Inc. Class B	246	14,708

		383,300

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

ELECTRONICS—0.94%
Advantest Corp. SP ADR(b)	664	7,795
Agilent Technologies Inc.(a)(b)	1,615	59,868
Amphenol Corp. Class A	795	37,755
Arrow Electronics Inc.(a)	543	19,575
AU Optronics Corp. SP ADR	3,695	15,815
Avnet Inc.(a)	714	21,641
AVX Corp.	240	3,218
Badger Meter Inc.	70	2,292
Benchmark Electronics Inc.(a)(b)	279	3,833
Brady Corp. Class A	232	7,127
Celestica Inc.(a)	922	7,653
Checkpoint Systems Inc.(a)	187	2,478
China Digital TV Holding Co. Ltd. SP ADR(b)	251	1,012
CTS Corp.	160	1,485
Cubic Corp.	74	3,487
Dolby Laboratories Inc. Class A(a)(b)	248	7,252
Elster Group SE SP ADR(a)	158	2,353
Imax Corp.(a)	250	4,807
Jabil Circuit Inc.	938	19,285
Kemet Corp.(a)	205	1,890
Koninklijke Philips Electronics NV NYS	4,703	98,058
Kyocera Corp. SP ADR	848	75,438
LG Display Co. Ltd. SP ADR	1,874	18,852
Methode Electronics Inc.	171	1,589
Mettler-Toledo International Inc.(a)	149	22,886
NAM TAI Electronics Inc.(b)	140	672
Park Electrochemical Corp.	88	2,490
PerkinElmer Inc.	532	10,996
Pulse Electronics Corp.	195	688
Rogers Corp.(a)(b)	74	3,195
Stoneridge Inc.(a)	117	921
TE Connectivity Ltd.	2,027	72,060
Thermo Fisher Scientific Inc.(a)	1,774	89,179
Thomas & Betts Corp.(a)	246	12,224
Vishay Intertechnology Inc.(a)	671	7,213
Vishay Precision Group Inc.(a)	57	832
Waters Corp.(a)	428	34,291
Watts Water Technologies Inc. Class A	141	4,440

		686,645
ENERGY - ALTERNATE SOURCES—0.03%
Covanta Holding Corp.	562	8,239
FutureFuel Corp.	65	735
Headwaters Inc.(a)	283	498
JinkoSolar Holding Co. Ltd. SP ADR(a)	57	527
LDK Solar Co. Ltd. SP ADR(a)(b)	350	1,449
Renesola Ltd. SP ADR(a)	294	670
Suntech Power Holdings Co. Ltd. SP ADR(a)(b)	665	1,822
Trina Solar Ltd. SP ADR(a)(b)	336	2,712
Yingli Green Energy Holding Co. Ltd. SP ADR(a)(b)	490	1,989

		18,641
ENGINEERING & CONSTRUCTION—0.53%
ABB Ltd. SP ADR(a)	10,802	203,186
AECOM Technology Corp.(a)(b)	483	10,104
Chicago Bridge & Iron Co. NV	445	16,278
Dycom Industries Inc.(a)	164	3,186
EMCOR Group Inc.	310	7,772
Empresas ICA SAB de CV SP ADR(a)	696	3,710
Fluor Corp.	808	45,935
Granite Construction Inc.	179	4,027
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	169	5,858

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	94	5,414
Jacobs Engineering Group Inc.(a)	599	23,241
KBR Inc.	703	19,621
McDermott International Inc.(a)	1,091	11,979
Mistras Group Inc.(a)	71	1,548
Orion Marine Group Inc.(a)	125	849
Shaw Group Inc. (The)(a)	338	7,862
Tutor Perini Corp.	152	2,209
URS Corp.(a)	372	13,280

		386,059
ENTERTAINMENT—0.10%
Bally Technologies Inc.(a)	248	8,995
Cinemark Holdings Inc.	410	8,475
International Game Technology	1,402	24,661
Lions Gate Entertainment Corp.(a)	241	1,981
Pinnacle Entertainment Inc.(a)	290	3,283
Regal Entertainment Group Class A	369	5,328
Six Flags Entertainment Corp.	256	9,190
Speedway Motorsports Inc.	61	793
Steinway Musical Instruments Inc.(a)(b)	36	907
Vail Resorts Inc.	169	7,531

		71,144
ENVIRONMENTAL CONTROL—0.26%
Calgon Carbon Corp.(a)	261	4,163
Clean Harbors Inc.(a)	218	12,703
Darling International Inc.(a)	545	7,641
EnergySolutions Inc.(a)	380	1,433
Met-Pro Corp.	67	604
Mine Safety Appliances Co.	150	5,032
Nalco Holding Co.	643	24,248
Progressive Waste Solutions Ltd.	564	11,872
Republic Services Inc.	1,444	41,096
Waste Connections Inc.	531	18,081
Waste Management Inc.	1,921	63,258

		190,131
FOOD—2.25%
B&G Foods Inc. Class A	223	4,732
BRF - Brasil Foods SA SP ADR	3,119	65,655
Campbell Soup Co.	928	30,856
Chiquita Brands International Inc.(a)	211	1,874
ConAgra Foods Inc.	1,940	49,140
Corn Products International Inc.	359	17,411
Cosan Ltd. Class A	815	9,780
Dean Foods Co.(a)	858	8,340
Dole Food Co. Inc.(a)(b)	168	1,777
Flowers Foods Inc.	643	12,982
Fresh Del Monte Produce Inc.	184	4,685
General Mills Inc.	2,824	108,809
Gruma SAB de CV Series B SP ADR(a)	165	1,285
H.J. Heinz Co.	1,514	80,908
Hershey Co. (The)	724	41,434
Hormel Foods Corp.	675	19,892
Industrias Bachoco SAB CV SP ADR	40	894
J.M. Smucker Co. (The)	535	41,206
Kellogg Co.	1,152	62,450
Kraft Foods Inc. Class A	7,658	269,408
Kroger Co. (The)	2,630	60,963

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

M&F Worldwide Corp.(a)	52	1,288
McCormick & Co. Inc	40	1,946
McCormick & Co. Inc. NVS	560	27,194
Pilgrim’s Pride Corp.(a)	219	1,104
Ralcorp Holdings Inc.(a)	256	20,695
Ruddick Corp.	200	8,742
Safeway Inc.	1,648	31,922
Sara Lee Corp.	2,589	46,084
Smithfield Foods Inc.(a)(b)	724	16,551
SUPERVALU Inc.	990	7,940
Sysco Corp.	2,739	75,925
Tootsie Roll Industries Inc.	131	3,245
TreeHouse Foods Inc.(a)(b)	167	10,244
Tyson Foods Inc. Class A	1,438	27,753
Unilever NV NYS	7,222	249,376
Unilever PLC SP ADR	6,091	204,962
Weis Markets Inc.	52	2,057

		1,631,509
FOREST PRODUCTS & PAPER—0.38%
AbitibiBowater Inc.(a)(b)	345	5,865
Boise Inc.	566	3,424
Buckeye Technologies Inc.	188	5,685
Clearwater Paper Corp.(a)(b)	108	3,578
Deltic Timber Corp.	58	3,926
Domtar Corp.	184	15,072
Fibria Celulose SA SP ADR	867	7,690
International Paper Co.	1,890	52,353
KapStone Paper and Packaging Corp.(a)	197	3,231
Louisiana-Pacific Corp.(a)(b)	616	4,096
MeadWestvaco Corp.	798	22,272
Neenah Paper Inc.	70	1,155
P.H. Glatfelter Co.	214	3,210
Plum Creek Timber Co. Inc.(b)	762	28,697
Rayonier Inc.	569	23,744
Rock-Tenn Co. Class A	333	19,710
Sappi Ltd. SP ADR(a)	2,345	6,918
Schweitzer-Mauduit International Inc.	75	5,274
Temple-Inland Inc.	503	16,001
Wausau Paper Corp.	228	1,710
Weyerhaeuser Co.	2,498	44,914
Xerium Technologies Inc.(a)	57	591

		279,116
GAS—0.43%
AGL Resources Inc.	372	15,602
Atmos Energy Corp.	422	14,483
CenterPoint Energy Inc.	1,846	38,471
Chesapeake Utilities Corp.	45	1,908
Energen Corp.	338	16,582
Laclede Group Inc. (The)	97	3,892
National Fuel Gas Co.	367	22,493
New Jersey Resources Corp.	199	9,357
Nicor Inc.	213	11,981
NiSource Inc.	1,312	28,982
Northwest Natural Gas Co.	124	5,793
Piedmont Natural Gas Co.	335	10,951
Sempra Energy	1,044	56,094
South Jersey Industries Inc.	139	7,827
Southern Union Co.	544	22,864
Southwest Gas Corp.	214	8,449

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

UGI Corp.	514	14,736
Vectren Corp.	370	10,501
WGL Holdings Inc.	233	9,975

		310,941
HAND & MACHINE TOOLS—0.19%
Kennametal Inc.	383	14,895
Nidec Corp. SP ADR	2,398	49,231
Regal Beloit Corp.	180	9,563
Snap-on Inc.	272	14,598
Stanley Black & Decker Inc.	783	49,995

		138,282
HEALTH CARE - PRODUCTS—2.64%
Alere Inc.(a)	402	10,476
Baxter International Inc.	2,667	146,632
Becton, Dickinson and Co.	969	75,805
Boston Scientific Corp.(a)	7,149	42,108
C.R. Bard Inc.	405	34,810
Cantel Medical Corp.	62	1,711
CareFusion Corp.(a)	1,046	26,778
China Kanghui Holdings Inc. SP ADR(a)	94	1,473
Cooper Companies Inc. (The)	220	15,246
Covidien PLC	2,288	107,627
Edwards Lifesciences Corp.(a)	537	40,500
Fresenius Medical Care AG & Co. KGaA SP ADR	889	64,630
Haemonetics Corp.(a)	120	7,314
Hanger Orthopedic Group Inc.(a)(b)	156	2,710
Hill-Rom Holdings Inc.	292	9,832
Invacare Corp.	144	3,233
Johnson & Johnson	12,748	820,844
Kinetic Concepts Inc.(a)	289	19,765
Luxottica Group SpA SP ADR(b)	697	20,450
Medtronic Inc.	4,934	171,407
Mindray Medical International Ltd. SP ADR(b)	400	10,920
Nordion Inc.	260	2,296
ResMed Inc.(a)(b)	715	20,234
Smith & Nephew PLC SP ADR	826	37,880
St. Jude Medical Inc.	1,506	58,734
Steris Corp.	252	7,807
Stryker Corp.	1,406	67,361
Symmetry Medical Inc.(a)(b)	168	1,527
Varian Medical Systems Inc.(a)(b)	548	32,178
West Pharmaceutical Services Inc.	157	6,103
Zimmer Holdings Inc.(a)	900	47,367

		1,915,758
HEALTH CARE - SERVICES—1.09%
Aetna Inc.	1,728	68,705
AMERIGROUP Corp.(a)	232	12,906
Assisted Living Concepts Inc. Class A	93	1,322
Brookdale Senior Living Inc.(a)	472	7,826
Capital Senior Living Corp.(a)	127	992
Centene Corp.(a)	234	8,225
China Cord Blood Corp.(a)	182	455
Community Health Systems Inc.(a)	435	7,604
Concord Medical Services Holdings Ltd. SP ADR(b)	105	384
Covance Inc.(a)	283	14,357
Coventry Health Care Inc.(a)	693	22,044
DaVita Inc.(a)	437	30,590

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

Emeritus Corp.(a)	138	2,444
Five Star Quality Care Inc.(a)	222	575
HCA Holdings Inc.(a)	577	13,531
Health Management Associates Inc. Class A(a)(b)	1,187	10,398
Health Net Inc.(a)	416	11,561
HealthSouth Corp.(a)	446	7,876
Humana Inc.	787	66,808
Kindred Healthcare Inc.(a)	242	2,819
Laboratory Corp. of America Holdings(a)(b)	474	39,745
MEDNAX Inc.(a)(b)	228	15,002
Molina Healthcare Inc.(a)	141	2,986
Quest Diagnostics Inc.	735	41,013
Select Medical Holdings Corp.(a)	263	2,288
Sunrise Senior Living Inc.(a)	251	1,381
Tenet Healthcare Corp.(a)	2,213	10,468
Triple-S Management Corp. Class B(a)	92	1,748
UnitedHealth Group Inc.	5,006	240,238
Universal Health Services Inc. Class B	420	16,787
Vanguard Health Systems Inc.(a)	115	1,118
WellCare Health Plans Inc.(a)	199	9,753
WellPoint Inc.	1,676	115,476

		789,425
HOLDING COMPANIES - DIVERSIFIED—0.03%
Leucadia National Corp.	904	24,254

		24,254
HOME BUILDERS—0.13%
Beazer Homes USA Inc.(a)(b)	354	761
Brookfield Residential Properties Inc.(a)	152	1,102
D.R. Horton Inc.	1,277	14,213
Gafisa SA SP ADR	1,002	7,455
Hovnanian Enterprises Inc. Class A(a)(b)	184	265
KB Home	312	2,175
Lennar Corp. Class A	727	12,025
Lennar Corp. Class B	50	637
M.D.C. Holdings Inc.	171	3,830
M/I Homes Inc.(a)	86	642
Meritage Homes Corp.(a)	124	2,201
NVR Inc.(a)	26	16,711
PulteGroup Inc.(a)	1,522	7,884
Ryland Group Inc.	205	2,768
Standard-Pacific Corp.(a)	506	1,538
Thor Industries Inc.	221	5,843
Toll Brothers Inc.(a)	700	12,208
Winnebago Industries Inc.(a)(b)	135	1,099

		93,357
HOME FURNISHINGS—0.36%
Ethan Allen Interiors Inc.	126	2,495
Furniture Brands International Inc.(a)	220	420
Harman International Industries Inc.	324	13,984
La-Z-Boy Inc.(a)	241	2,449
Panasonic Corp. SP ADR	10,726	107,689
Sony Corp. SP ADR	4,684	98,223
Tempur-Pedic International Inc.(a)(b)	314	21,371
Whirlpool Corp.	355	18,037

		264,668

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

HOUSEHOLD PRODUCTS & WARES—0.37%
ACCO Brands Corp.(a)	254	1,745
American Greetings Corp. Class A	177	2,834
Avery Dennison Corp.	499	13,273
Blyth Inc.	26	1,452
Church & Dwight Co. Inc.	668	29,512
Clorox Co. (The)	623	41,704
CSS Industries Inc.	42	885
Ennis Inc.	120	1,756
Jarden Corp.	431	13,805
Kimberly-Clark Corp.	1,824	127,151
Oil-Dri Corp. of America	23	461
Prestige Brands Holdings Inc.(a)	233	2,465
Scotts Miracle-Gro Co. (The) Class A(b)	199	9,653
Spectrum Brands Holdings Inc.(a)	116	2,944
Tupperware Brands Corp.	283	16,001

		265,641
HOUSEWARES—0.04%
National Presto Industries Inc.	23	2,196
Newell Rubbermaid Inc.	1,372	20,306
Toro Co. (The)	144	7,782

		30,284
INSURANCE—4.28%
ACE Ltd.	1,590	114,718
Aegon NV SP ADR(a)	7,960	38,049
Aflac Inc.	2,215	99,874
Alleghany Corp.(a)	38	12,058
Allied World Assurance Co. Holdings Ltd.	178	10,342
Allstate Corp. (The)	2,295	60,450
American Equity Investment Life Holding Co.	279	3,024
American Financial Group Inc.	416	14,905
American International Group Inc.(a)	2,031	50,145
American Safety Insurance Holdings Ltd.(a)	48	980
Aon Corp.	1,528	71,235
Arthur J. Gallagher & Co.	535	16,531
Aspen Insurance Holdings Ltd.	331	8,768
Assurant Inc.	442	17,035
Assured Guaranty Ltd.(b)	787	10,026
Aviva PLC SP ADR(b)	6,407	70,157
Axis Capital Holdings Ltd.	605	18,967
Berkshire Hathaway Inc. Class B(a)	8,711	678,238
Brown & Brown Inc.	543	11,989
China Life Insurance Co. Ltd. Class H SP ADR	2,293	88,854
Chubb Corp. (The)	1,345	90,182
Cigna Corp.	1,270	56,312
Citizens Inc.(a)	184	1,443
CNA Financial Corp.	137	3,644
CNO Financial Group Inc.(a)(b)	1,055	6,594
Delphi Financial Group Inc. Class A	230	6,090
Endurance Specialty Holdings Ltd.	189	7,031
Everest Re Group Ltd.	211	18,973
FBL Financial Group Inc. Class A	63	2,057
Fidelity National Financial Inc. Class A	1,044	16,119
First American Financial Corp.	492	5,904
Flagstone Reinsurance Holdings SA(b)	250	2,122
Genworth Financial Inc. Class A(a)	2,284	14,572
Hanover Insurance Group Inc. (The)	212	8,090
Hartford Financial Services Group Inc. (The)	2,066	39,770

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

HCC Insurance Holdings Inc.	514	13,678
Horace Mann Educators Corp.	186	2,502
ING Groep NV SP ADR(a)	17,953	155,114
Kemper Corp.	206	5,539
Kingsway Financial Services Inc.(a)	183	130
Lincoln National Corp.	1,442	27,470
Loews Corp.	1,645	65,306
Manulife Financial Corp.	8,349	110,290
Markel Corp.(a)	46	17,779
Marsh & McLennan Companies Inc.	2,551	78,112
MBIA Inc.(a)(b)	715	6,292
Meadowbrook Insurance Group Inc.	247	2,559
Mercury General Corp.	129	5,586
MetLife Inc.	3,860	135,718
MGIC Investment Corp.(a)	840	2,234
Montpelier Re Holdings Ltd.	287	5,022
Old Republic International Corp.	1,139	10,069
OneBeacon Insurance Group Ltd.	109	1,659
PartnerRe Ltd.	316	19,662
Phoenix Companies Inc. (The)(a)	513	764
Platinum Underwriters Holdings Ltd.	174	6,026
Primerica Inc.	189	4,277
Primus Guaranty Ltd.(a)(b)	86	502
Principal Financial Group Inc.	1,380	35,576
ProAssurance Corp.	136	10,411
Progressive Corp. (The)	2,811	53,437
Protective Life Corp.	396	7,366
Prudential Financial Inc.	2,268	122,926
Prudential PLC SP ADR	5,971	123,421
Radian Group Inc.	618	1,452
Reinsurance Group of America Inc.	345	18,019
RenaissanceRe Holdings Ltd.	241	16,417
RLI Corp.	82	5,768
SeaBright Insurance Holdings Inc.	103	740
StanCorp Financial Group Inc.	208	7,060
Stewart Information Services Corp.	84	843
Sun Life Financial Inc.	2,687	67,766
Symetra Financial Corp.	365	3,384
Torchmark Corp.	492	20,138
Transatlantic Holdings Inc.	292	15,196
Travelers Companies Inc. (The)	1,966	114,716
Universal American Corp.	168	1,932
Unum Group	1,419	33,829
Validus Holdings Ltd.(b)	330	9,029
W.R. Berkley Corp.	573	19,946
White Mountains Insurance Group Ltd.	32	13,440
Willis Group Holdings PLC(b)	802	29,121
XL Group PLC	1,394	30,306

		3,113,777
INTERNET—0.08%
AboveNet Inc.	108	6,410
Active Network Inc. (The)(a)	52	699
AOL Inc.(a)(b)	495	6,989
Bankrate Inc.(a)	94	1,830
Dice Holdings Inc.(a)	241	2,453
E-Commerce China Dangdang Inc. SP ADR(a)	96	669
Giant Interactive Group Inc. SP ADR(b)	504	1,961
IntraLinks Holdings Inc.(a)	165	1,434
LinkedIn Corp.(a)(b)	42	3,776
Pandora Media Inc.(a)(b)	66	1,043
Qihoo 360 Technology Co. Ltd. SP ADR(a)	54	1,091

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

Rackspace Hosting Inc.(a)	504	20,861
Renren Inc. SP ADR(a)	253	1,781
Safeguard Scientifics Inc.(a)	90	1,522
SouFun Holdings Ltd. SP ADR	56	715
XO Group Inc.(a)(b)	140	1,292
Youku.com Inc. SP ADR(a)(b)	317	6,733

		61,259
INVESTMENT COMPANIES—0.01%
Administradora Fondos Pensiones Provida SA SP ADR	50	3,091
Arlington Asset Investment Corp. Class A	32	739

		3,830
IRON & STEEL—0.56%
AK Steel Holding Corp.(b)	510	4,248
Allegheny Technologies Inc.	497	23,061
ArcelorMittal Class A NYS	4,322	89,595
Carpenter Technology Corp.	206	11,684
Cliffs Natural Resources Inc.	683	46,594
Companhia Siderurgica Nacional SA SP ADR	3,685	34,492
Mechel OAO SP ADR	272	3,574
Metals USA Holdings Corp.(a)	62	675
Nucor Corp.	1,333	50,361
POSCO SP ADR	1,243	106,798
Reliance Steel & Aluminum Co.	346	15,290
Ternium SA SP ADR	253	6,209
United States Steel Corp.(b)	670	16,991

		409,572
LEISURE TIME—0.28%
Brunswick Corp.	414	7,311
Callaway Golf Co.	300	1,743
Carnival Corp.	1,928	67,885
Carnival PLC SP ADR(b)	811	29,642
Harley-Davidson Inc.	1,106	43,023
Life Time Fitness Inc.(a)	188	8,109
Polaris Industries Inc.	298	18,875
Royal Caribbean Cruises Ltd.	640	19,021
WMS Industries Inc.(a)	267	5,850

		201,459
LODGING—0.37%
7 Days Group Holdings Ltd. SP ADR(a)	88	1,453
Boyd Gaming Corp.(a)(b)	265	1,717
Choice Hotels International Inc.	152	5,440
Gaylord Entertainment Co.(a)	197	4,608
Hyatt Hotels Corp. Class A(a)(b)	185	6,880
InterContinental Hotels Group PLC SP ADR(b)	1,351	24,967
Las Vegas Sands Corp.(a)	1,820	85,449
Marcus Corp.	95	1,132
Marriott International Inc. Class A	1,441	45,392
MGM Resorts International(a)	1,522	17,533
Orient-Express Hotels Ltd. Class A(a)	440	3,753
Red Lion Hotels Corp.(a)	82	570
Starwood Hotels & Resorts Worldwide Inc.	913	45,750
Wyndham Worldwide Corp.	767	25,825

		270,469

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

MACHINERY—0.97%
AGCO Corp.(a)	451	19,767
Alamo Group Inc.	42	1,002
Albany International Corp. Class A	122	2,756
Applied Industrial Technologies Inc.	181	6,085
Babcock & Wilcox Co. (The)(a)	546	12,007
Briggs & Stratton Corp.	234	3,416
Cascade Corp.	40	1,724
Caterpillar Inc.	2,721	257,026
CNH Global NV(a)	122	4,536
Cummins Inc.	821	81,632
Deere & Co.	1,956	148,460
Flowserve Corp.	261	24,192
Gardner Denver Inc.	244	18,868
Graco Inc.	284	12,195
IDEX Corp.	388	13,755
Intermec Inc.(a)	238	1,921
Kadant Inc.(a)(b)	57	1,234
Lindsay Corp.	58	3,370
Manitowoc Co. Inc. (The)	613	6,792
NACCO Industries Inc. Class A	26	2,135
Robbins & Myers Inc.	178	7,955
Rockwell Automation Inc.	657	44,446
Sauer-Danfoss Inc.(a)	51	1,975
Tennant Co.	79	3,056
Terex Corp.(a)(b)	513	8,536
Wabtec Corp.	224	15,048

		703,889
MACHINERY - DIVERSIFIED—0.06%
Kubota Corp. SP ADR	1,115	45,726

		45,726
MANUFACTURING—3.62%
3M Co.	3,035	239,826
A.O. Smith Corp.	182	6,763
Actuant Corp. Class A	321	7,223
Acuity Brands Inc.	201	9,306
AptarGroup Inc.	290	13,911
AZZ Inc.	58	2,590
Barnes Group Inc.(b)	226	5,259
Blount International Inc.(a)(b)	228	3,541
Brink’s Co. (The)	220	6,114
Carlisle Companies Inc.	281	11,723
CLARCOR Inc.	236	11,441
Colfax Corp.(a)(b)	116	2,930
Cooper Industries PLC	772	40,499
Crane Co.	237	10,454
Danaher Corp.	2,639	127,596
Donaldson Co. Inc.	333	21,329
Dover Corp.	870	48,311
Eastman Kodak Co.(a)(b)	1,311	1,455
Eaton Corp.	1,595	71,488
EnPro Industries Inc.(a)	95	3,272
ESCO Technologies Inc.	123	3,760
Fabrinet(a)(b)	88	1,091
Federal Signal Corp.	291	1,374
General Electric Co.	49,728	830,955
GP Strategies Corp.(a)	73	863
Griffon Corp.(a)	247	2,339

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

Harsco Corp.	375	8,644
Hexcel Corp.(a)	460	11,367
Honeywell International Inc.	3,316	173,758
Illinois Tool Works Inc.	1,969	95,752
Ingersoll-Rand PLC	1,549	48,220
ITT Corp.	867	39,535
Koppers Holdings Inc.	96	3,177
Leggett & Platt Inc.	668	14,629
LSB Industries Inc.(a)	86	3,047
Lydall Inc.(a)	78	855
Myers Industries Inc.	162	1,980
Pall Corp.	540	27,632
Parker Hannifin Corp.	754	61,489
Pentair Inc.	466	16,753
Polypore International Inc.(a)(b)	189	9,913
Roper Industries Inc.	451	36,576
Siemens AG SP ADR	4,031	423,134
SPX Corp.	231	12,615
Standex International Corp.	58	2,239
STR Holdings Inc.(a)	192	1,642
Sturm, Ruger & Co. Inc.	89	2,698
Teleflex Inc.	190	11,373
Textron Inc.	1,302	25,285
Tredegar Corp.	106	2,053
Trinity Industries Inc.	371	10,117
Tyco International Ltd.	2,172	98,935

		2,628,831
MEDIA—1.74%
A.H. Belo Corp. Class A	87	435
Belo Corp. Class A	435	2,758
Cablevision NY Group Class A	1,079	15,613
CBS Corp.	41	1,081
CBS Corp. Class B NVS	2,924	75,468
Demand Media Inc.(a)	159	1,108
Dolan Co. (The)(a)	130	1,138
E.W. Scripps Co. (The) Class A(a)	147	1,226
Entercom Communications Corp.(a)	123	807
Entravision Communications Corp. Class A(a)	250	413
Gannett Co. Inc.	1,153	13,479
Grupo Televisa SAB SP ADR	2,601	55,479
John Wiley & Sons Inc. Class A	240	11,414
Journal Communications Inc. Class A(a)	187	722
McGraw-Hill Companies Inc. (The)	1,410	59,925
Meredith Corp.	170	4,561
New York Times Co. (The) Class A(a)(b)	600	4,572
Nielsen Holdings NV(a)	335	9,832
Pearson PLC SP ADR	3,784	69,626
Promotora de Informaciones SA ADR(a)(b)	335	1,461
Promotora de Informaciones SA SP ADR	431	1,918
Reed Elsevier NV SP ADR	1,692	41,572
Reed Elsevier PLC SP ADR(b)	1,420	48,550
Rogers Communications Inc. Class B	1,848	67,175
Scripps Networks Interactive Inc. Class A	411	17,459
Shaw Communications Inc. Class B	1,827	37,033
Thomson Reuters Corp.	1,733	51,418
Time Warner Cable Inc.	1,510	96,172
Time Warner Inc.	4,856	169,911
Viacom Inc. Class A	48	2,565
Viacom Inc. Class B NVS	2,425	106,336
Walt Disney Co. (The)	8,061	281,168
Washington Post Co. (The) Class B	23	7,824
World Wrestling Entertainment Inc. Class A	162	1,703

		1,261,922

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

METAL FABRICATE & HARDWARE—0.32%
A.M. Castle & Co.(a)	84	1,150
Ampco-Pittsburgh Corp.	39	819
CIRCOR International Inc.	80	2,786
Commercial Metals Co.	539	6,700
Kaydon Corp.	151	4,750
Mueller Industries Inc.	177	7,160
Mueller Water Products Inc. Class A	723	1,988
Precision Castparts Corp.	675	110,126
Sims Metal Management Ltd. SP ADR	808	11,587
Sterlite Industries (India) Ltd. SP ADR	1,730	17,853
Tenaris SA SP ADR	1,092	34,736
Timken Co. (The)	367	15,458
Valmont Industries Inc.	105	9,004
Worthington Industries Inc.	275	4,752

		228,869
MINING—4.22%
Agnico-Eagle Mines Ltd.	790	34,278
Alcoa Inc.	4,972	53,499
Alumina Ltd. SP ADR	2,869	17,673
Aluminum Corp. of China Ltd. Class H SP ADR	737	9,795
AMCOL International Corp.	125	3,774
AngloGold Ashanti Ltd. SP ADR	1,753	79,253
AuRico Gold Inc.(a)	1,282	12,474
Barrick Gold Corp.	4,645	229,927
BHP Billiton Ltd. SP ADR	7,491	584,897
BHP Billiton PLC SP ADR	4,997	314,661
Cameco Corp.	1,835	39,324
Coeur d’Alene Mines Corp.(a)	419	10,714
Compania de Minas Buenaventura SA SP ADR	744	30,452
Compass Minerals International Inc.	153	11,639
Eldorado Gold Corp.	2,555	48,213
Endeavour Silver Corp.(a)	392	4,249
First Majestic Silver Corp.(a)	472	8,029
Fortuna Silver Mines Inc.(a)	569	3,659
Franco-Nevada Corp.	591	23,498
Freeport-McMoRan Copper & Gold Inc.	4,372	176,017
Gold Fields Ltd. SP ADR	3,133	54,608
Goldcorp Inc.	3,756	183,443
Harmony Gold Mining Co. Ltd. SP ADR	1,616	21,218
Harry Winston Diamond Corp.(a)	356	4,340
Hecla Mining Co.(a)	1,305	8,182
HudBay Minerals Inc.	805	8,815
IAMGOLD Corp.	1,744	37,496
Ivanhoe Mines Ltd.(a)	1,437	29,473
Jaguar Mining Inc.(a)(b)	379	1,971
Kinross Gold Corp.	5,231	75,065
Materion Corp.(a)(b)	96	2,538
Molycorp Inc.(a)(b)	286	10,945
Newmont Mining Corp.	2,247	150,167
Noranda Aluminium Holding Corp.(a)	103	954
Primero Mining Corp.(a)	262	744
Rio Tinto PLC SP ADR	6,487	350,687
RTI International Metals Inc.(a)	140	3,695
Silver Wheaton Corp.	1,650	57,090
Silvercorp Metals Inc.(b)	817	7,721
Southern Copper Corp.	795	24,390

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

Stillwater Mining Co.(a)	481	5,464
Teck Resources Ltd. Class B	2,244	89,984
Thompson Creek Metals Co. Inc.(a)(b)	703	5,012
Titanium Metals Corp.	405	6,784
US Gold Corp.(a)(b)	493	2,238
USEC Inc.(a)	591	1,241
Vale SA SP ADR	6,063	154,061
Vulcan Materials Co.	545	17,053
Yamana Gold Inc.	3,465	51,871

		3,063,275
MISCELLANEOUS - MANUFACTURING—0.00%
John Bean Technologies Corp.	134	2,163

		2,163
OFFICE & BUSINESS EQUIPMENT—0.43%
Canon Inc. SP ADR	5,275	240,276
Pitney Bowes Inc.	874	17,812
Xerox Corp.	6,472	52,941

		311,029
OFFICE FURNISHINGS—0.01%
HNI Corp.	174	4,185
Knoll Inc.	221	3,370
Steelcase Inc. Class A	406	3,008

		10,563
OIL & GAS—13.55%
Advantage Oil & Gas Ltd.(a)	764	4,034
Alon USA Energy Inc.	35	266
Anadarko Petroleum Corp.	2,315	181,727
Apache Corp.	1,780	177,341
Atwood Oceanics Inc.(a)	263	11,241
Baytex Energy Corp.	542	28,807
Berry Petroleum Co. Class A	241	8,327
Bill Barrett Corp.(a)	201	8,362
BP PLC SP ADR	14,590	644,586
BPZ Resources Inc.(a)	490	1,465
Cabot Oil & Gas Corp.	486	37,772
Callon Petroleum Co.(a)	180	848
Canadian Natural Resources Ltd.	5,040	178,164
Cenovus Energy Inc.	3,534	120,863
Chesapeake Energy Corp.	3,048	85,710
Chevron Corp.	9,356	982,848
China Petroleum & Chemical Corp. Class H SP ADR	789	74,482
Cimarex Energy Co.	400	25,600
CNOOC Ltd. SP ADR(b)	703	132,593
Cobalt International Energy Inc.(a)	714	7,368
Comstock Resources Inc.(a)	222	4,049
Concho Resources Inc.(a)	486	46,034
ConocoPhillips	5,964	415,393
Continental Resources Inc.(a)(b)	270	16,375
CVR Energy Inc.(a)	395	9,780
Delek US Holdings Inc.	72	1,043
Denbury Resources Inc.(a)	1,882	29,547
Devon Energy Corp.	1,821	118,274
Diamond Offshore Drilling Inc.(b)	305	19,990
Ecopetrol SA SP ADR	956	40,668
Encana Corp.	3,496	75,863

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

Endeavour International Corp.(a)(b)	176	1,633
Energy Partners Ltd.(a)	135	1,936
Eni SpA SP ADR	6,181	272,088
Ensco International PLC SP ADR	1,056	52,441
EOG Resources Inc.	1,261	112,771
EQT Corp.	698	44,323
Equal Energy Ltd.(a)	159	890
EXCO Resources Inc.	711	8,966
Exxon Mobil Corp.	22,680	1,771,081
Forest Oil Corp.(a)	531	6,191
GMX Resources Inc.(a)	266	665
Goodrich Petroleum Corp.(a)	128	2,029
Harvest Natural Resources Inc.(a)	157	1,675
Helmerich & Payne Inc.	459	24,410
Hess Corp.	1,438	89,961
HollyFrontier Corp.	907	27,836
Hyperdynamics Corp.(a)(b)	640	3,136
Kodiak Oil & Gas Corp.(a)(b)	977	6,751
Kosmos Energy Ltd.(a)(b)	163	2,526
Lone Pine Resources Inc.(a)	395	2,974
Magnum Hunter Resources Corp.(a)(b)	588	2,646
Marathon Oil Corp.	3,286	85,535
Marathon Petroleum Corp.	1,662	59,666
McMoRan Exploration Co.(a)	503	6,127
Miller Energy Resources Inc.(a)	150	431
Murphy Oil Corp.	889	49,224
Nabors Industries Ltd.(a)	1,345	24,654
Newfield Exploration Co.(a)	624	25,122
Nexen Inc.	2,456	41,703
Noble Corp.(a)	1,222	43,919
Noble Energy Inc.	825	73,705
Oasis Petroleum Inc.(a)	327	9,594
Occidental Petroleum Corp.	3,786	351,871
Panhandle Oil and Gas Inc.	36	1,200
Parker Drilling Co.(a)	544	3,008
Penn Virginia Corp.	211	1,285
Penn West Petroleum Ltd.	2,080	37,274
Petrobras Energia SA SP ADR	148	2,072
PetroChina Co. Ltd. Class H SP ADR	990	128,314
Petroleo Brasileiro SA SP ADR	7,666	207,059
PetroQuest Energy Inc.(a)(b)	278	2,027
Pioneer Natural Resources Co.	546	45,809
Plains Exploration & Production Co.(a)	660	20,790
Precision Drilling Corp.(a)	1,288	14,902
Provident Energy Ltd.	1,254	11,361
QEP Resources Inc.	828	29,435
Quicksilver Resources Inc.(a)(b)	566	4,358
Range Resources Corp.	753	51,837
Resolute Energy Corp.(a)	237	3,081
Rowan Companies Inc.(a)	588	20,280
Royal Dutch Shell PLC Class A SP ADR	8,441	598,551
Royal Dutch Shell PLC Class B SP ADR	6,351	456,002
SandRidge Energy Inc.(a)(b)	1,795	13,750
Sasol Ltd. SP ADR	2,287	103,464
Seadrill Ltd.	1,490	49,364
SM Energy Co.	298	24,707
Southwestern Energy Co.(a)	1,619	68,063
Statoil ASA SP ADR	5,023	127,735
Stone Energy Corp.(a)(b)	229	5,562
Suncor Energy Inc.	7,316	233,454
Sunoco Inc.	564	20,998
Swift Energy Co.(a)(b)	199	6,093
Talisman Energy Inc.	4,824	68,501

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

Tesoro Corp.(a)	669	17,354
Total SA SP ADR	10,363	541,985
Transocean Ltd.	1,505	86,011
Ultra Petroleum Corp.(a)	711	22,652
Unit Corp.(a)	224	10,989
VAALCO Energy Inc.(a)	262	1,784
Valero Energy Corp.	2,629	64,673
Venoco Inc.(a)	133	1,295
W&T Offshore Inc.	169	3,328
Western Refining Inc.(a)	256	4,091
Whiting Petroleum Corp.(a)	548	25,509
YPF SA SP ADR	294	9,881

		9,847,788
OIL & GAS SERVICES—1.73%
Baker Hughes Inc.	2,013	116,734
Basic Energy Services Inc.(a)	136	2,494
C&J Energy Services Inc.(a)(b)	52	877
Cal Dive International Inc.(a)	440	986
Cameron International Corp.(a)	1,125	55,282
CARBO Ceramics Inc.	94	12,770
Compagnie Generale de Geophysique-Veritas SP ADR(a)(b)	662	14,458
Complete Production Services Inc.(a)	370	12,136
Core Laboratories NV(b)	218	23,601
Dresser-Rand Group Inc.(a)(b)	377	18,247
Dril-Quip Inc.(a)	169	11,002
Exterran Holdings Inc.(a)	298	2,831
Flotek Industries Inc.(a)	231	1,719
FMC Technologies Inc.(a)(b)	1,123	50,333
Global Geophysical Services Inc.(a)	99	944
Halliburton Co.	4,273	159,639
Helix Energy Solutions Group Inc.(a)(b)	471	8,506
Hornbeck Offshore Services Inc.(a)	115	3,777
ION Geophysical Corp.(a)(b)	553	4,214
Key Energy Services Inc.(a)	668	8,637
National Oilwell Varco Inc.	1,982	141,376
Natural Gas Services Group Inc.(a)	56	771
Newpark Resources Inc.(a)(b)	423	3,777
North American Energy Partners Inc.(a)	148	1,040
Oceaneering International Inc.	507	21,208
Oil States International Inc.(a)	240	16,706
RPC Inc.	228	4,234
Schlumberger Ltd.	6,299	462,788
SEACOR Holdings Inc.	101	8,600
Superior Energy Services Inc.(a)	373	10,489
Targa Resources Corp.	152	5,128
Tetra Technologies Inc.(a)(b)	357	3,392
Thermon Group Holdings Inc.(a)	47	746
Weatherford International Ltd.(a)	3,502	54,281
Willbros Group Inc.(a)	225	1,145
World Fuel Services Corp.	331	13,190

		1,258,058
PACKAGING & CONTAINERS—0.18%
Ball Corp.	765	26,446
Bemis Co. Inc.	484	13,605
Crown Holdings Inc.(a)	703	23,754
Graphic Packaging Holding Co.(a)(b)	598	2,643
Greif Inc. Class A	115	5,150
Greif Inc. Class B	73	3,340
Owens-Illinois Inc.(a)	783	15,723

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

Packaging Corp. of America	479	12,492
Sealed Air Corp.	888	15,807
Sonoco Products Co.	472	14,816

		133,776
PHARMACEUTICALS—6.66%
Abbott Laboratories	7,269	391,581
Allergan Inc.	1,426	119,955
AmerisourceBergen Corp.	1,260	51,408
AstraZeneca PLC SP ADR	6,377	305,522
Bristol-Myers Squibb Co.	8,037	253,889
Cardinal Health Inc.	1,624	71,894
Dr. Reddy’s Laboratories Ltd. SP ADR	581	19,260
Elan Corp. PLC SP ADR(a)(b)	2,240	26,858
Eli Lilly and Co.	4,566	169,673
Emergent BioSolutions Inc.(a)	108	2,037
Forest Laboratories Inc.(a)	1,194	37,372
GlaxoSmithKline PLC SP ADR	12,112	542,496
Herbalife Ltd.	550	34,298
Hospira Inc.(a)	771	24,248
Mead Johnson Nutrition Co. Class A	956	68,689
Medco Health Solutions Inc.(a)	1,784	97,870
Medicis Pharmaceutical Corp. Class A	296	11,334
Merck & Co. Inc.	14,342	494,799
Novartis AG SP ADR	12,827	724,341
Novo-Nordisk A/S SP ADR	1,838	195,379
Omega Protein Corp.(a)	90	975
Omnicare Inc.	544	16,222
Opko Health Inc.(a)	710	3,820
Par Pharmaceutical Companies Inc.(a)	169	5,171
Pfizer Inc.	36,376	700,602
PharMerica Corp.(a)	136	2,122
Sanofi SP ADR	10,558	377,448
Schiff Nutrition International Inc.(a)	60	733
Simcere Pharmaceutical Group SP ADR(a)(b)	114	1,042
USANA Health Sciences Inc.(a)(b)	35	1,211
Valeant Pharmaceuticals International Inc.	1,230	48,659
Watson Pharmaceuticals Inc.(a)(b)	627	42,109

		4,843,017
PIPELINES—0.80%
El Paso Corp.	3,581	89,561
Enbridge Inc.	3,242	112,530
Kinder Morgan Inc.(b)	518	14,815
ONEOK Inc.	452	34,375
Questar Corp.	829	15,975
SemGroup Corp.(a)	173	4,840
Spectra Energy Corp.	3,048	87,264
TransCanada Corp.	3,234	139,191
Transportadora de Gas del Sur SA SP ADR	332	1,046
Williams Companies Inc. (The)	2,754	82,923

		582,520
REAL ESTATE—0.25%
Brookfield Asset Management Inc. Class A	2,614	75,806
Brookfield Office Properties Inc.	1,211	20,006
CBRE Group Inc.(a)	1,375	24,448
E-House (China) Holdings Ltd. SP ADR(b)	244	1,915
Forest City Enterprises Inc. Class A(a)	569	7,784
Forestar Group Inc.(a)	167	2,171

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

Government Properties Income Trust	174	4,094
HFF Inc. Class A(a)	168	1,848
Hilltop Holdings Inc.(a)	192	1,513
Howard Hughes Corp. (The)(a)	118	5,662
IRSA Inversiones y Representaciones SA SP ADR	122	1,227
Jones Lang LaSalle Inc.	216	13,958
Kennedy-Wilson Holdings Inc.	132	1,640
MI Developments Inc. Class A	218	6,919
Resource Capital Corp.	346	1,858
St. Joe Co. (The)(a)(b)	388	5,568
Starwood Property Trust Inc.	438	8,230
Terreno Realty Corp.	43	535

		185,182
REAL ESTATE INVESTMENT TRUSTS—2.52%
Acadia Realty Trust	187	3,875
AG Mortgage Investment Trust Inc.	21	381
Agree Realty Corp.	46	1,100
Alexander’s Inc.	16	6,939
Alexandria Real Estate Equities Inc.	283	18,703
American Assets Trust Inc.	139	2,818
American Campus Communities Inc.	325	12,652
Annaly Capital Management Inc.	4,480	75,488
Anworth Mortgage Asset Corp.(b)	617	3,980
Apartment Investment and Management Co. Class A	565	13,939
Apollo Commercial Real Estate Finance Inc.	95	1,331
ARMOUR Residential Inc.	356	2,545
Ashford Hospitality Trust Inc.	317	2,821
Associated Estates Realty Corp.	193	3,277
AvalonBay Communities Inc.(b)	440	58,824
BioMed Realty Trust Inc.	612	11,083
Boston Properties Inc.	687	68,006
Brandywine Realty Trust	628	5,721
BRE Properties Inc. Class A	349	17,492
Camden Property Trust	333	20,193
Campus Crest Communities Inc.	143	1,635
CapLease Inc.	314	1,228
Capstead Mortgage Corp.	394	4,775
CBL & Associates Properties Inc.	682	10,489
Cedar Shopping Centers Inc.	243	892
Chatham Lodging Trust	63	709
Chesapeake Lodging Trust	150	2,241
Chimera Investment Corp.	4,787	14,409
Cogdell Spencer Inc.	234	945
Colonial Properties Trust	408	8,274
Colony Financial Inc.	154	2,259
CommonWealth REIT	386	7,469
CoreSite Realty Corp.	93	1,548
Corporate Office Properties Trust	336	8,148
Cousins Properties Inc.	390	2,558
CreXus Investment Corp.	314	3,002
CubeSmart	409	4,012
CYS Investments Inc.	386	4,895
DCT Industrial Trust Inc.	1,146	5,684
DDR Corp.(b)	1,060	13,579
DiamondRock Hospitality Co.	787	7,122
Digital Realty Trust Inc.	465	28,983
Douglas Emmett Inc.	597	11,642
Duke Realty Corp.	1,189	14,601
DuPont Fabros Technology Inc.(b)	292	6,071
Dynex Capital Inc.	178	1,559
EastGroup Properties Inc.	126	5,495

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

Education Realty Trust Inc.(b)	336	3,108
Entertainment Properties Trust	218	9,766
Equity Lifestyle Properties Inc.	182	12,036
Equity One Inc.	289	4,956
Equity Residential	1,386	81,331
Essex Property Trust Inc.	157	22,413
Excel Trust Inc.	135	1,419
Extra Space Storage Inc.	441	9,936
Federal Realty Investment Trust	291	25,829
FelCor Lodging Trust Inc.(a)	577	1,737
First Industrial Realty Trust Inc.(a)	373	3,674
First Potomac Realty Trust	233	3,311
General Growth Properties Inc.	1,799	26,445
Getty Realty Corp.	133	2,120
Glimcher Realty Trust	501	4,589
Gramercy Capital Corp.(a)	177	527
Hatteras Financial Corp.	351	9,021
HCP Inc.	1,889	75,277
Health Care REIT Inc.	827	43,575
Healthcare Realty Trust Inc.	364	6,876
Hersha Hospitality Trust	699	3,083
Highwoods Properties Inc.	354	10,967
Home Properties Inc.	192	11,309
Hospitality Properties Trust	577	13,865
Host Hotels & Resorts Inc.	3,304	47,148
Hudson Pacific Properties Inc.	110	1,470
Inland Real Estate Corp.	361	2,708
Invesco Mortgage Capital Inc.	539	8,505
iStar Financial Inc.(a)	400	2,716
Kilroy Realty Corp.(b)	273	10,016
Kimco Realty Corp.	1,901	33,210
Kite Realty Group Trust	280	1,156
LaSalle Hotel Properties(b)	398	9,516
Lexington Realty Trust(b)	650	5,109
Liberty Property Trust	535	17,120
LTC Properties Inc.(b)	141	3,999
Macerich Co. (The)	617	30,702
Mack-Cali Realty Corp.	407	11,420
Medical Properties Trust Inc.	519	5,242
MFA Financial Inc.	1,648	11,124
Mid-America Apartment Communities Inc.	174	10,858
Monmouth Real Estate Investment Corp. Class A	150	1,260
MPG Office Trust Inc.(a)	200	478
National Health Investors Inc.(b)	110	4,916
National Retail Properties Inc.(b)	440	11,990
Newcastle Investment Corp.	368	1,689
NorthStar Realty Finance Corp.(b)	445	1,758
Omega Healthcare Investors Inc.	482	8,560
One Liberty Properties Inc.	56	911
Parkway Properties Inc.	101	1,298
Pebblebrook Hotel Trust	238	4,529
Pennsylvania Real Estate Investment Trust	258	2,647
PennyMac Mortgage Investment Trust(c)	130	2,223
Piedmont Office Realty Trust Inc. Class A	808	13,720
Post Properties Inc.	236	9,695
Prologis Inc.	2,148	63,925
PS Business Parks Inc.	89	4,737
Public Storage	664	85,689
RAIT Financial Trust	179	931
Ramco-Gershenson Properties Trust	181	1,747
Realty Income Corp.	594	19,846
Redwood Trust Inc.	329	3,823
Regency Centers Corp.	403	16,507

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

RLJ Lodging Trust	134	1,986
Saul Centers Inc.	36	1,290
Senior Housing Properties Trust	717	16,090
Simon Property Group Inc.	1,360	174,678
SL Green Realty Corp.	400	27,596
Sovran Self Storage Inc.	128	5,658
Strategic Hotels & Resorts Inc.(a)	692	3,938
Summit Hotel Properties Inc.	185	1,493
Sun Communities Inc.	93	3,541
Sunstone Hotel Investors Inc.(a)	551	3,829
Tanger Factory Outlet Centers Inc.	402	11,320
Taubman Centers Inc.	271	16,593
Two Harbors Investment Corp.	657	6,143
UDR Inc.	1,025	25,553
Universal Health Realty Income Trust(b)	55	2,088
Urstadt Biddle Properties Inc. Class A(b)	97	1,730
Ventas Inc.	1,226	68,178
Vornado Realty Trust	862	71,382
Washington Real Estate Investment Trust	308	8,920
Weingarten Realty Investors	565	13,114
Winthrop Realty Trust	120	1,086

		1,833,666
RETAIL—4.31%
99 Cents Only Stores(a)(b)	254	5,537
Abercrombie & Fitch Co. Class A	412	30,653
Advance Auto Parts Inc.	345	22,449
Aeropostale Inc.(a)	376	5,136
American Eagle Outfitters Inc.	913	11,988
ANN INC.(a)	242	6,447
Arcos Dorados Holdings Inc.	442	10,343
Asbury Automotive Group Inc.(a)(b)	151	2,816
AutoNation Inc.(a)(b)	211	8,216
AutoZone Inc.(a)	115	37,213
Barnes & Noble Inc.	193	2,368
Best Buy Co. Inc.	1,425	37,378
Big Lots Inc.(a)	353	13,305
Biglari Holdings Inc.(a)	6	2,071
Brinker International Inc.	396	9,068
Brown Shoe Co. Inc.	208	1,853
Buckle Inc. (The)	127	5,659
Cabela’s Inc.(a)(b)	229	5,707
CarMax Inc.(a)	1,057	31,773
Cash America International Inc.	138	7,556
Cato Corp. (The) Class A	129	3,306
CEC Entertainment Inc.	91	2,877
Chico’s FAS Inc.	824	10,185
Chipotle Mexican Grill Inc.(a)	145	48,737
Christopher & Banks Corp.	149	496
Collective Brands Inc.(a)	287	4,193
Country Style Cooking Restaurant Chain Co. Ltd. SP ADR(a)	57	781
CVS Caremark Corp.	6,255	227,057
Darden Restaurants Inc.	630	30,164
Delhaize Group SP ADR	474	30,966
Dick’s Sporting Goods Inc.(a)	446	17,434
Dillard’s Inc. Class A	174	8,966
DineEquity Inc.(a)	76	3,569
Dollar General Corp.(a)	462	18,323
Domino’s Pizza Inc.(a)	270	8,648
DSW Inc. Class A	116	6,071
Express Inc.	265	5,986
Family Dollar Stores Inc.	530	31,074

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

Foot Locker Inc.	724	15,827
GameStop Corp. Class A(a)(b)	658	16,825
Gap Inc. (The)	1,287	24,324
Genesco Inc.(a)	111	6,542
GNC Holdings Inc. Class A(a)	166	4,109
Group 1 Automotive Inc.	111	5,057
Haverty Furniture Companies Inc.	86	999
hhgregg Inc.(a)(b)	105	1,339
Home Depot Inc. (The)	7,475	267,605
J.C. Penney Co. Inc.	698	22,392
Kenneth Cole Productions Inc. Class A(a)(b)	48	517
Kohl’s Corp.	1,240	65,732
Krispy Kreme Doughnuts Inc.(a)	271	1,913
Limited Brands Inc.	1,228	52,448
Lithia Motors Inc. Class A	106	2,180
Lowe’s Companies Inc.	6,042	127,003
Lumber Liquidators Holdings Inc.(a)(b)	110	1,647
Macy’s Inc.	1,992	60,816
MarineMax Inc.(a)	108	879
McDonald’s Corp.	4,816	447,166
Men’s Wearhouse Inc. (The)	219	6,763
Movado Group Inc.	84	1,405
MSC Industrial Direct Co. Inc. Class A	222	15,098
New York & Co. Inc.(a)(b)	99	264
Nordstrom Inc.	796	40,349
Nu Skin Enterprises Inc. Class A	274	13,845
Office Depot Inc.(a)	1,293	2,961
OfficeMax Inc.(a)(b)	400	2,048
Penske Automotive Group Inc.	210	4,282
Pep Boys - Manny, Moe & Jack (The)	243	2,795
Pier 1 Imports Inc.(a)	547	6,843
PVH Corp.	288	21,430
RadioShack Corp.	467	5,562
Regis Corp.	270	4,417
REX American Resources Corp.(a)	35	638
Rite Aid Corp.(a)	2,822	3,274
Ruby Tuesday Inc.(a)(b)	295	2,475
Saks Inc.(a)(b)	573	6,057
Sally Beauty Holdings Inc.(a)	450	8,636
Signet Jewelers Ltd.	406	17,503
Sonic Automotive Inc.	169	2,479
Stage Stores Inc.	163	2,548
Systemax Inc.(a)	51	772
Talbots Inc. (The)(a)(b)	328	863
Target Corp.	2,843	155,654
Teavana Holdings Inc.(a)	33	754
Tiffany & Co.	598	47,679
Tim Hortons Inc.	754	37,187
TJX Companies Inc. (The)	1,789	105,426
Under Armour Inc. Class A(a)	184	15,531
Vitamin Shoppe Inc.(a)	129	4,865
Wal-Mart Stores Inc.	8,266	468,848
Walgreen Co.	4,209	139,739
Wendy’s Co. (The)	1,453	7,352
Williams-Sonoma Inc.	441	16,555
Yum! Brands Inc.	2,168	116,140
Zale Corp.(a)(b)	122	450

		3,131,176
SAVINGS & LOANS—0.05%
Astoria Financial Corp.	419	3,478
BankUnited Inc.	185	4,031

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

Flagstar Bancorp Inc.(a)	907	707
New York Community Bancorp Inc.	2,037	27,113
Provident Financial Services Inc.	263	3,406

		38,735
SEMICONDUCTORS—0.90%
Advanced Micro Devices Inc.(a)	2,681	15,630
Advanced Semiconductor Engineering Inc. SP ADR(b)	5,063	22,379
Aeroflex Holding Corp.(a)	83	904
Analog Devices Inc.	1,393	50,942
Emulex Corp.(a)(b)	409	3,427
Fairchild Semiconductor International Inc.(a)	596	8,922
Freescale Semiconductor Holdings I Ltd.(a)	206	2,717
Inphi Corp.(a)	94	1,038
International Rectifier Corp.(a)	325	7,894
LSI Corp.(a)	2,678	16,738
Magnachip Semiconductor Corp.(a)	89	674
MaxLinear Inc.(a)	84	489
MEMC Electronic Materials Inc.(a)	1,076	6,445
Semiconductor Manufacturing International Corp. SP ADR(a)(b)	1,683	4,460
STMicroelectronics NV NYS	3,082	21,358
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	22,757	287,193
Teradyne Inc.(a)(b)	867	12,415
Texas Instruments Inc.	5,368	164,959
United Microelectronics Corp. SP ADR(b)	12,148	27,090

		655,674
SHIPBUILDING—0.01%
Huntington Ingalls Industries Inc.(a)	205	6,047

		6,047
SOFTWARE—0.89%
American Reprographics Co.(a)	179	714
Broadridge Financial Solutions Inc.	577	12,838
Dun & Bradstreet Corp. (The)	229	15,311
Emdeon Inc. Class A(a)	212	4,022
Envestnet Inc.(a)	105	1,222
Fair Isaac Corp.	180	4,923
Fidelity National Information Services Inc.	1,207	31,599
Global Payments Inc.	372	17,082
InterXion Holding(a)	134	1,838
Konami Corp. SP ADR	466	15,345
MoneyGram International Inc.(a)(b)	387	991
MSCI Inc. Class A(a)	561	18,732
NetSuite Inc.(a)(b)	138	5,250
Patni Computer Systems Ltd. SP ADR(a)	102	1,395
PROS Holdings Inc.(a)	94	1,491
Red Hat Inc.(a)	903	44,834
Rosetta Stone Inc.(a)	58	576
Salesforce.com Inc.(a)(b)	570	75,907
SAP AG SP ADR	4,324	260,997
Schawk Inc.	50	675
SolarWinds Inc.(a)	268	7,734
Solera Holdings Inc.	328	17,919
SYNNEX Corp.(a)(b)	114	3,291
Total System Services Inc.	909	18,080
VeriFone Systems Inc.(a)	485	20,472
VMware Inc. Class A(a)	390	38,123
Wipro Ltd. SP ADR	2,129	22,269

		643,630

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

STORAGE & WAREHOUSING—0.00%
Wesco Aircraft Holdings Inc.(a)	99	1,118

		1,118
TELECOMMUNICATIONS—5.62%
Alcatel-Lucent SP ADR(a)(b)	10,600	29,044
Amdocs Ltd.(a)	903	27,108
America Movil SAB de CV Series L SP ADR	8,956	227,662
American Tower Corp. Class A(a)(b)	1,867	102,872
Anixter International Inc.(a)	142	8,334
AT&T Inc.	27,688	811,535
BCE Inc.	1,209	47,888
Brasil Telecom SA SP ADR	193	1,417
British Telecom PLC SP ADR	3,778	114,247
Calix Inc.(a)	166	1,446
Cellcom Israel Ltd.	236	5,201
CenturyLink Inc.	2,843	100,244
China Mobile Ltd. SP ADR(b)	4,852	230,761
China Telecom Corp. Ltd. Class H SP ADR	649	39,654
China Unicom (Hong Kong) Ltd. SP ADR	2,217	44,584
Chunghwa Telecom Co. Ltd. SP ADR	1,789	60,164
Cincinnati Bell Inc.(a)(b)	927	2,985
Corning Inc.	7,347	104,989
Crown Castle International Corp.(a)	1,140	47,150
DigitalGlobe Inc.(a)	166	3,386
France Telecom SA SP ADR	8,869	159,465
Frontier Communications Corp.	4,667	29,215
Harris Corp.	595	22,461
IDT Corp. Class B	91	1,047
Juniper Networks Inc.(a)	2,470	60,441
KT Corp. SP ADR	1,115	18,598
Level 3 Communications Inc.(a)	674	17,989
Mahanagar Telephone Nigam Ltd. SP ADR(a)	640	858
MasTec Inc.(a)(b)	297	6,421
MetroPCS Communications Inc.(a)	1,493	12,690
Mobile TeleSystems OJSC SP ADR	2,417	34,539
Motorola Mobility Holdings Inc.(a)	1,376	53,499
Motorola Solutions Inc.	1,413	66,284
NeoPhotonics Corp.(a)	73	382
NeuStar Inc. Class A(a)	359	11,413
Nippon Telegraph and Telephone Corp. SP ADR	4,046	103,780
Nokia OYJ SP ADR	17,562	118,192
NTT DoCoMo Inc. SP ADR	7,453	132,589
Philippine Long Distance Telephone Co. SP ADR	349	19,383
Plantronics Inc.	218	7,283
Portugal Telecom SGPS SA SP ADR	3,133	22,526
Premiere Global Services Inc.(a)	240	2,174
Primus Telecommunications Group Inc.(a)	54	635
PT Indosat Tbk SP ADR	105	3,143
PT Telekomunikasi Indonesia SP ADR	1,151	38,904
SK Telecom Co. Ltd. SP ADR	1,466	21,682
Sprint Nextel Corp.(a)	13,996	35,970
Tata Communications Ltd. SP ADR	158	1,266
Telecom Argentina SA SP ADR	377	7,570
Telecom Corp. of New Zealand Ltd. SP ADR	1,796	18,391
Telecom Italia SpA SP ADR(b)	4,791	59,552
Telefonica SA SP ADR	18,582	397,097
Telefonos de Mexico SAB de CV Series L SP ADR	1,228	19,206

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

Telephone and Data Systems Inc.	234	5,424
Telephone and Data Systems Inc. Special	195	4,079
TELUS Corp. NVS	690	35,183
Turkcell Iletisim Hizmetleri AS SP ADR(a)	1,354	16,681
United States Cellular Corp.(a)(b)	70	2,791
Verizon Communications Inc.	13,189	487,729
VimpelCom Ltd. SP ADR(b)	1,468	16,119
Vonage Holdings Corp.(a)	670	2,245

		4,085,567
TEXTILES—0.02%
Mohawk Industries Inc.(a)	258	13,584
UniFirst Corp.	70	3,664

		17,248
TOYS, GAMES & HOBBIES—0.00%
LeapFrog Enterprises Inc.(a)	233	869

		869
TRANSPORTATION—1.63%
Alexander & Baldwin Inc.	193	8,011
Baltic Trading Ltd.	78	434
Bristow Group Inc.	161	8,015
CAI International Inc.(a)	59	921
Canadian National Railway Co.	2,095	164,290
Canadian Pacific Railway Ltd.	779	48,205
Celadon Group Inc.	105	1,156
Con-way Inc.	258	7,603
Costamare Inc.	62	776
CSX Corp.	5,143	114,226
Danaos Corp.(a)	210	750
DHT Maritime Inc.	292	467
Diana Shipping Inc.(a)	306	2,518
Excel Maritime Carriers Ltd.(a)(b)	232	659
FedEx Corp.	1,381	113,007
Frontline Ltd.(b)	239	1,243
Genco Shipping & Trading Ltd.(a)(b)	145	1,305
Genesee & Wyoming Inc. Class A(a)	187	11,072
Guangshen Railway Co. Ltd. Class H SP ADR	134	2,310
GulfMark Offshore Inc. Class A(a)	124	5,157
International Shipholding Corp.	30	610
Kansas City Southern Industries Inc.(a)	514	32,469
Kirby Corp.(a)(b)	261	16,062
Knight Transportation Inc.	264	4,013
MFC Industrial Ltd.	216	1,518
Navios Maritime Holdings Inc.	361	1,357
Nordic American Tankers Ltd.(b)	219	3,158
Norfolk Southern Corp.	1,624	120,160
Overseas Shipholding Group Inc.(b)	125	1,560
RailAmerica Inc.(a)	97	1,326
Roadrunner Transportation Systems Inc.(a)	50	835
Ryder System Inc.	239	12,175
Safe Bulkers Inc.	115	787
Scorpio Tankers Inc.(a)	117	748
Seaspan Corp.	317	4,492
Ship Finance International Ltd.	200	2,862
Swift Transportation Co.(a)	371	3,302
Teekay Corp.	198	5,101
Teekay Tankers Ltd. Class A	222	1,097
Tidewater Inc.	241	11,864

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

Tsakos Energy Navigation Ltd.	133	795
Union Pacific Corp.	2,284	227,418
United Parcel Service Inc. Class B	3,426	240,642

		1,186,476
TRUCKING & LEASING—0.03%
Aircastle Ltd.	230	2,790
Fly Leasing Ltd. SP ADR	123	1,590
GATX Corp.	218	8,280
Greenbrier Companies Inc. (The)(a)(b)	110	2,047
TAL International Group Inc.	107	2,978
Textainer Group Holdings Ltd.	85	2,333

		20,018
WATER—0.12%
American States Water Co.	87	3,040
American Water Works Co. Inc.	819	25,004
Aqua America Inc.	647	14,357
California Water Service Group	195	3,621
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	247	13,402
SJW Corp.	61	1,420
Veolia Environnement SP ADR	1,816	25,769

		86,613

TOTAL COMMON STOCKS
(Cost: $89,765,953)		72,581,283

RIGHTS—0.00%

BANKS—0.00%
First BanCorp (Puerto Rico)(a)(b)	913	27

		27
OIL & GAS—0.00%
Texas Pacific Land Trust(a)	44	1,798

		1,798

TOTAL RIGHTS
(Cost: $1,788)		1,825

SHORT-TERM INVESTMENTS—2.80%

MONEY MARKET FUNDS—2.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(c)(e)(f)	1,749,175	1,749,175
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(e)(f)	142,848	142,848

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(c)(e)(g)	142,496	142,496

		2,034,519

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,034,519)		2,034,519

TOTAL INVESTMENTS IN SECURITIES—102.67%
(Cost: $91,802,260)		74,617,627
Other Assets, Less Liabilities—(2.67)%		(1,941,360)

NET ASSETS—100.00%		$72,676,267

NVS - Non-Voting Shares

NYS - New York Registered Shares

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(g)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® PHLX SOX SEMICONDUCTOR SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—99.95%

COMPUTERS - MEMORY DEVICES—5.08%
SanDisk Corp.(a)	225,496	$11,425,882

		11,425,882
ELECTRONIC COMPONENTS - SEMICONDUCTORS—52.09%
Advanced Micro Devices Inc.(a)(b)	997,233	5,813,868
Altera Corp.	227,104	8,611,784
Avago Technologies Ltd.	249,608	8,429,262
Broadcom Corp. Class A(a)	463,647	16,733,020
Cree Inc.(a)(b)	158,133	4,212,663
Intel Corp.	821,105	20,149,917
MEMC Electronic Materials Inc.(a)	332,395	1,991,046
Micron Technology Inc.(a)	1,398,383	7,816,961
NetLogic Microsystems Inc.(a)	99,545	4,897,614
NVIDIA Corp.(a)	620,919	9,189,601
Rubicon Technology Inc.(a)(b)	33,327	347,267
STMicroelectronics NV NYS	110,494	765,724
Texas Instruments Inc.	630,634	19,379,383
Xilinx Inc.	265,397	8,880,184

		117,218,294
SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS—20.55%
Cirrus Logic Inc.(a)(b)	94,052	1,565,025
Hittite Microwave Corp.(a)(b)	45,229	2,379,046
Linear Technology Corp.	288,663	9,326,702
Marvell Technology Group Ltd.(a)	628,474	8,792,351
NXP Semiconductors NV(a)	363,143	6,525,680
Power Integrations Inc.(b)	41,926	1,493,823
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR(b)	1,281,184	16,168,542

		46,251,169
SEMICONDUCTOR EQUIPMENT—20.97%
Applied Materials Inc.	1,460,152	17,989,073
KLA-Tencor Corp.	225,310	10,609,848
Lam Research Corp.(a)	178,558	7,676,208
MKS Instruments Inc.	75,675	2,015,982
Novellus Systems Inc.(a)(b)	100,439	3,470,167
Teradyne Inc.(a)(b)	268,566	3,845,865
Veeco Instruments Inc.(a)(b)	59,222	1,580,635

		47,187,778
WIRELESS EQUIPMENT—1.26%
InterDigital Inc.	65,554	2,848,321

		2,848,321

TOTAL COMMON STOCKS
(Cost: $267,333,172)		224,931,444

Schedule of Investments (Unaudited) (Continued)

iSHARES® PHLX SOX SEMICONDUCTOR SECTOR INDEX FUND

October 31, 2011

SHORT-TERM INVESTMENTS— 6.86%

MONEY MARKET FUNDS— 6.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(c)(d)(e)	14,178,170	14,178,170
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	1,157,877	1,157,877
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(c)(d)(f)	99,526	99,526

		15,435,573

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,435,573)		15,435,573

TOTAL INVESTMENTS IN SECURITIES—106.81%
(Cost: $282,768,745)		240,367,017
Other Assets, Less Liabilities—(6.81)%		(15,320,043)

NET ASSETS—100.00%		$225,046,974

NYS - New York Registered Shares

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(f)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—99.98%

BUILDING MATERIALS—0.28%
Eagle Materials Inc.	47,714	$981,954
Martin Marietta Materials Inc.(a)	48,488	3,499,379
Texas Industries Inc.(a)	29,639	889,170

		5,370,503
COAL—2.01%
Alpha Natural Resources Inc.(b)	240,312	5,777,101
Arch Coal Inc.	226,143	4,120,325
CONSOL Energy Inc.	240,654	10,290,365
Patriot Coal Corp.(a)(b)	97,050	1,218,948
Peabody Energy Corp.	287,435	12,466,056
Walter Energy Inc.	66,118	5,001,827

		38,874,622
ENGINEERING & CONSTRUCTION—0.14%
McDermott International Inc.(b)	248,925	2,733,196

		2,733,196
FOREST PRODUCTS & PAPER—1.60%
AbitibiBowater Inc.(a)(b)	85,518	1,453,806
Domtar Corp.	42,542	3,484,615
International Paper Co.	463,521	12,839,532
MeadWestvaco Corp.	181,153	5,055,980
Rock-Tenn Co. Class A	75,578	4,473,462
Temple-Inland Inc.	115,308	3,667,947

		30,975,342
GAS—0.48%
Energen Corp.	76,498	3,752,992
Southern Union Co.	132,396	5,564,604

		9,317,596
MANUFACTURING—0.18%
AptarGroup Inc.	70,873	3,399,778

		3,399,778
MINING—17.15%
Agnico-Eagle Mines Ltd.	179,587	7,792,280
Alcoa Inc.	1,128,495	12,142,606
Allied Nevada Gold Corp.(a)(b)	82,459	3,131,793
AuRico Gold Inc.(a)(b)	296,911	2,888,944
Barrick Gold Corp.	1,060,397	52,489,651
Cameco Corp.	418,920	8,977,456
Coeur d’Alene Mines Corp.(b)	95,033	2,429,994
Compass Minerals International Inc.	34,917	2,656,136
Eldorado Gold Corp.(a)	583,004	11,001,285
First Majestic Silver Corp.(b)	110,316	1,876,475
Freeport-McMoRan Copper & Gold Inc.	1,005,683	40,488,798
Globe Specialty Metals Inc.	64,737	1,079,166
Goldcorp Inc.	856,863	41,849,189

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

October 31, 2011

Hecla Mining Co.(b)	296,335	1,858,020
IAMGOLD Corp.	398,304	8,563,536
Ivanhoe Mines Ltd.(b)	360,539	7,394,655
Kinross Gold Corp.	1,204,663	17,286,914
Molycorp Inc.(a)(b)	31,201	1,194,062
New Gold Inc.(b)	477,479	5,911,190
Newmont Mining Corp.	524,316	35,040,038
NovaGold Resources Inc.(a)(b)	192,009	1,772,243
Pan American Silver Corp.	114,524	3,202,091
Royal Gold Inc.	57,554	4,119,715
Silver Standard Resources Inc.(b)	85,525	1,675,435
Silver Wheaton Corp.	374,652	12,962,959
Silvercorp Metals Inc.(a)	185,788	1,755,697
Stillwater Mining Co.(a)(b)	68,391	776,922
Teck Resources Ltd. Class B	513,899	20,607,350
Thompson Creek Metals Co. Inc.(a)(b)	178,147	1,270,188
Titanium Metals Corp.	94,382	1,580,899
Vulcan Materials Co.(a)	137,145	4,291,267
Yamana Gold Inc.	790,657	11,836,135

		331,903,089
OIL & GAS—58.84%
Anadarko Petroleum Corp.	528,168	41,461,188
Apache Corp.	407,342	40,583,484
Atlas Energy Inc. Escrow(b)(c)	84	8
Atwood Oceanics Inc.(a)(b)	59,962	2,562,776
Berry Petroleum Co. Class A	48,135	1,663,064
Bill Barrett Corp.(a)(b)	50,466	2,099,386
Brigham Exploration Co.(b)	124,236	4,524,054
Cabot Oil & Gas Corp.	110,898	8,618,993
Canadian Natural Resources Ltd.	1,164,111	41,151,324
Cenovus Energy Inc.	800,060	27,362,052
Chesapeake Energy Corp.	701,003	19,712,204
Chevron Corp.	1,573,222	165,266,971
Cimarex Energy Co.	90,814	5,812,096
Cobalt International Energy Inc.(b)	141,450	1,459,764
Comstock Resources Inc.(b)	50,627	923,437
Concho Resources Inc.(b)	109,718	10,392,489
ConocoPhillips	1,456,789	101,465,354
Continental Resources Inc.(a)(b)	51,729	3,137,364
CVR Energy Inc.(b)	33,115	819,927
Denbury Resources Inc.(a)(b)	427,025	6,704,293
Devon Energy Corp.	441,882	28,700,236
Diamond Offshore Drilling Inc.	73,778	4,835,410
Encana Corp.	780,954	16,946,702
Energy XXI (Bermuda) Ltd.(a)(b)	81,279	2,387,164
EOG Resources Inc.	284,981	25,485,851
EQT Corp.	158,623	10,072,561
EXCO Resources Inc.	177,005	2,232,033
Exxon Mobil Corp.	1,943,349	151,756,123
Forest Oil Corp.(a)(b)	121,461	1,416,235
Helmerich & Payne Inc.	113,650	6,043,907
Hess Corp.	320,873	20,073,815
HollyFrontier Corp.	185,041	5,678,908
Marathon Oil Corp.	757,386	19,714,758
Marathon Petroleum Corp.	378,067	13,572,605
McMoRan Exploration Co.(b)	114,330	1,392,539
Murphy Oil Corp.	205,386	11,372,223
Nabors Industries Ltd.(b)	305,113	5,592,721
Newfield Exploration Co.(b)	140,419	5,653,269
Nexen Inc.	559,339	9,497,576
Noble Corp.(b)	267,871	9,627,284

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

October 31, 2011

Noble Energy Inc.	187,216	16,725,877
Oasis Petroleum Inc.(b)	45,182	1,325,640
Occidental Petroleum Corp.	862,351	80,146,902
Patterson-UTI Energy Inc.	165,197	3,356,803
Pengrowth Energy Corp.(a)	348,642	3,643,309
Pioneer Natural Resources Co.	123,949	10,399,321
Plains Exploration & Production Co.(b)	149,642	4,713,723
Precision Drilling Corp.(b)	292,779	3,387,453
QEP Resources Inc.	187,757	6,674,761
Quicksilver Resources Inc.(a)(b)	125,471	966,127
Range Resources Corp.	170,940	11,767,510
Rosetta Resources Inc.(a)(b)	56,195	2,491,686
Rowan Companies Inc.(b)	135,239	4,664,393
SandRidge Energy Inc.(a)(b)	389,619	2,984,482
SM Energy Co.	67,642	5,608,198
Southwestern Energy Co.(a)(b)	369,061	15,515,324
Suncor Energy Inc.	1,670,204	53,296,210
Sunoco Inc.	114,618	4,267,228
Swift Energy Co.(a)(b)	45,068	1,379,982
Talisman Energy Inc.	1,086,734	15,431,623
Tesoro Corp.(b)	152,702	3,961,090
Transocean Ltd.	339,223	19,386,594
Ultra Petroleum Corp.(b)	162,312	5,171,260
Unit Corp.(b)	42,424	2,081,321
Valero Energy Corp.	606,766	14,926,444
W&T Offshore Inc.	37,194	732,350
Whiting Petroleum Corp.(a)(b)	124,579	5,799,152

		1,138,576,911
OIL & GAS SERVICES—14.34%
Baker Hughes Inc.	462,769	26,835,974
Cameron International Corp.(b)	259,894	12,771,191
CARBO Ceramics Inc.	20,156	2,738,193
Complete Production Services Inc.(b)	74,546	2,445,109
Core Laboratories NV(a)	49,446	5,353,024
Dresser-Rand Group Inc.(a)(b)	84,692	4,099,093
Dril-Quip Inc.(a)(b)	36,572	2,380,837
Exterran Holdings Inc.(a)(b)	67,948	645,506
FMC Technologies Inc.(a)(b)	254,903	11,424,752
Halliburton Co.	975,714	36,452,675
Helix Energy Solutions Group Inc.(a)(b)	112,432	2,030,522
Key Energy Services Inc.(a)(b)	142,377	1,840,935
Lufkin Industries Inc.	32,333	1,910,557
National Oilwell Varco Inc.	449,511	32,063,620
Oceaneering International Inc.	115,192	4,818,481
Oil States International Inc.(a)(b)	54,475	3,792,005
RPC Inc.	44,141	819,698
Schlumberger Ltd.	1,431,689	105,186,191
SEACOR Holdings Inc.	23,031	1,961,090
Superior Energy Services Inc.(a)(b)	84,730	2,382,608
Weatherford International Ltd.(b)	804,963	12,476,926
World Fuel Services Corp.	75,499	3,008,635

		277,437,622
PACKAGING & CONTAINERS—1.65%
Ball Corp.	173,581	6,000,695
Bemis Co. Inc.	109,748	3,085,016
Crown Holdings Inc.(b)	165,501	5,592,279
Graphic Packaging Holding Co.(a)(b)	136,504	603,348
Greif Inc. Class A	33,148	1,484,368
Owens-Illinois Inc.(a)(b)	174,265	3,499,241

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

October 31, 2011

Packaging Corp. of America	105,841	2,760,333
Sealed Air Corp.	203,635	3,624,703
Silgan Holdings Inc.	52,107	1,956,097
Sonoco Products Co.	106,021	3,327,999

		31,934,079
PIPELINES—3.05%
El Paso Corp.	816,971	20,432,445
Spectra Energy Corp.	689,785	19,748,545
Williams Companies Inc. (The)	624,641	18,807,940

		58,988,930
TRANSPORTATION—0.26%
Bristow Group Inc.	38,802	1,931,564
Overseas Shipholding Group Inc.(a)	28,489	355,542
Tidewater Inc.	55,079	2,711,539

		4,998,645

TOTAL COMMON STOCKS
(Cost: $1,854,734,972)		1,934,510,313

SHORT-TERM INVESTMENTS—4.06%

MONEY MARKET FUNDS—4.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(d)(e)(f)	71,785,901	71,785,901
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	5,862,477	5,862,477
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(d)(e)(g)	984,154	984,154

		78,632,532

TOTAL SHORT-TERM INVESTMENTS
(Cost: $78,632,532)		78,632,532

TOTAL INVESTMENTS IN SECURITIES—104.04%
(Cost: $1,933,367,504)		2,013,142,845
Other Assets, Less Liabilities—(4.04)%		(78,132,749)

NET ASSETS—100.00%		$1,935,010,096

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(g)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—99.92%

COMMERCIAL SERVICES—4.39%
Alliance Data Systems Corp.(a)	7,684	$787,149
Convergys Corp.(a)(b)	18,082	193,477
CoreLogic Inc.(a)	16,032	195,109
Euronet Worldwide Inc.(a)(b)	7,715	149,440
Gartner Inc.(a)(b)	12,977	499,874
Genpact Ltd.(a)	10,681	172,498
Lender Processing Services Inc.	12,713	223,113
MasterCard Inc. Class A	14,193	4,928,377
MAXIMUS Inc.	5,200	209,768
Monster Worldwide Inc.(a)	19,463	179,643
SAIC Inc.(a)(b)	40,684	505,702
SuccessFactors Inc.(a)(b)	12,568	335,566
TeleTech Holdings Inc.(a)(b)	4,185	73,154
VirnetX Holding Corp.(a)(b)	5,241	112,944
Visa Inc. Class A	70,956	6,617,357
Western Union Co.	94,802	1,656,191
Wright Express Corp.(a)(b)	5,822	272,935

		17,112,297
COMPUTERS—30.44%
Accenture PLC Class A	97,277	5,861,912
Apple Inc.(a)	98,649	39,931,142
Brocade Communications Systems Inc.(a)	72,570	317,857
CACI International Inc. Class A(a)(b)	3,986	218,792
Cadence Design Systems Inc.(a)	40,670	450,217
Cognizant Technology Solutions Corp. Class A(a)	45,838	3,334,714
Computer Sciences Corp.	23,405	736,321
Dell Inc.(a)	239,599	3,788,060
Diebold Inc.	9,673	312,244
DST Systems Inc.	5,398	270,926
Electronics For Imaging Inc.(a)(b)	6,994	104,910
EMC Corp.(a)	311,707	7,639,939
FactSet Research Systems Inc.	6,918	687,788
Fortinet Inc.(a)	13,609	313,823
Hewlett-Packard Co.	313,097	8,331,511
iGATE Corp.	4,400	59,312
International Business Machines Corp.	180,276	33,284,358
Jack Henry & Associates Inc.	13,068	423,534
Lexmark International Inc. Class A(a)(b)	11,994	380,210
Mentor Graphics Corp.(a)	16,540	187,894
MICROS Systems Inc.(a)	12,191	600,041
NCR Corp.(a)	23,769	452,562
NetApp Inc.(a)	55,630	2,278,605
RealD Inc.(a)	4,947	55,258
Research in Motion Ltd.(a)	70,448	1,423,050
Riverbed Technology Inc.(a)(b)	23,471	647,330
SanDisk Corp.(a)	36,130	1,830,707
Seagate Technology PLC	64,906	1,048,232
Spansion Inc. Class A(a)(b)	8,104	83,390
STEC Inc.(a)(b)	7,775	88,013
Synaptics Inc.(a)(b)	4,960	167,598
Synopsys Inc.(a)	21,751	583,144
Syntel Inc.	1,942	94,964
Teradata Corp.(a)	25,420	1,516,557
Unisys Corp.(a)(b)	5,576	144,920
Western Digital Corp.(a)	35,184	937,302

		118,587,137

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

October 31, 2011

DISTRIBUTION & WHOLESALE—0.19%
Ingram Micro Inc. Class A(a)	23,792	425,401
Tech Data Corp.(a)	6,539	321,588

		746,989
ELECTRICAL COMPONENTS & EQUIPMENT—0.28%
Littelfuse Inc.	3,466	169,695
Molex Inc.	20,923	516,589
Power-One Inc.(a)(b)	15,612	77,279
SunPower Corp. Class A(a)(b)	6,026	60,381
Universal Display Corp.(a)(b)	5,740	268,804

		1,092,748
ELECTRONICS—2.42%
Amphenol Corp. Class A	25,637	1,217,501
Arrow Electronics Inc.(a)	17,355	625,648
Avnet Inc.(a)	23,069	699,221
AVX Corp.	7,176	96,230
Benchmark Electronics Inc.(a)(b)	8,979	123,372
Celestica Inc.(a)	29,877	247,979
Coherent Inc.(a)(b)	3,776	192,463
Cymer Inc.(a)(b)	4,601	199,913
Dolby Laboratories Inc. Class A(a)	7,955	232,604
FEI Co.(a)(b)	5,899	234,544
FLIR Systems Inc.	24,112	634,146
Itron Inc.(a)	6,130	225,523
Jabil Circuit Inc.	28,152	578,805
National Instruments Corp.	13,640	364,324
Plexus Corp.(a)(b)	5,331	137,007
Rofin-Sinar Technologies Inc.(a)(b)	4,290	111,540
Sanmina-SCI Corp.(a)	12,130	106,865
TE Connectivity Ltd.	65,440	2,326,392
Trimble Navigation Ltd.(a)	18,536	749,040
TTM Technologies Inc.(a)	6,581	73,510
Vishay Intertechnology Inc.(a)	23,677	254,528

		9,431,155
ENERGY-ALTERNATE SOURCES—0.10%
First Solar Inc.(a)(b)	8,209	408,562

		408,562
HOME FURNISHINGS—0.05%
TiVo Inc.(a)(b)	18,187	196,965

		196,965
INTERNET—14.83%
Akamai Technologies Inc.(a)	27,836	749,902
Amazon.com Inc.(a)	54,132	11,557,723
Ancestry.com Inc.(a)(b)	2,564	58,382
AOL Inc.(a)(b)	16,220	229,027
Ariba Inc.(a)(b)	12,711	402,685
Blue Coat Systems Inc.(a)(b)	6,368	102,525
Blue Nile Inc.(a)(b)	2,149	96,984
BroadSoft Inc.(a)	1,217	43,812

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

October 31, 2011

DealerTrack Holdings Inc.(a)	6,238	135,302
Digital River Inc.(a)	5,980	109,613
EarthLink Inc.	16,237	113,821
eBay Inc.(a)	171,196	5,449,169
Equinix Inc.(a)	7,100	681,671
Expedia Inc.	30,207	793,236
F5 Networks Inc.(a)	12,179	1,266,007
Google Inc. Class A(a)	38,017	22,530,395
IAC/InterActiveCorp(a)	12,829	523,808
IntraLinks Holdings Inc.(a)	1,781	15,477
j2 Global Communications Inc.	6,973	214,629
Netflix Inc.(a)	6,580	540,087
OpenTable Inc.(a)(b)	2,376	104,211
Priceline.com Inc.(a)	7,513	3,814,500
Rackspace Hosting Inc.(a)	15,164	627,638
RightNow Technologies Inc.(a)(b)	3,657	157,288
Sapient Corp.	18,287	226,027
Shutterfly Inc.(a)	4,563	190,140
Symantec Corp.(a)	113,208	1,925,668
TIBCO Software Inc.(a)(b)	24,568	709,770
Travelzoo Inc.(a)(b)	836	26,635
ValueClick Inc.(a)(b)	12,481	219,666
VeriSign Inc.	25,113	805,876
WebMD Health Corp.(a)	7,524	270,488
Websense Inc.(a)(b)	5,986	106,790
Yahoo! Inc.(a)	190,597	2,980,937

		57,779,889
MACHINERY—0.14%
Cognex Corp.	6,338	214,795
Intermec Inc.(a)	7,120	57,458
Zebra Technologies Corp. Class A(a)	8,115	290,030

		562,283
MEDIA—0.02%
DG FastChannel Inc.(a)(b)	3,596	67,030

		67,030
OFFICE & BUSINESS EQUIPMENT—0.44%
Xerox Corp.	211,958	1,733,817

		1,733,817
SEMICONDUCTORS—14.09%
Advanced Micro Devices Inc.(a)	87,682	511,186
Aeroflex Holding Corp.(a)	2,669	29,065
Altera Corp.	48,930	1,855,425
Amkor Technology Inc.(a)(b)	20,579	99,602
Analog Devices Inc.	45,223	1,653,805
Applied Materials Inc.	198,922	2,450,719
Atmel Corp.(a)(b)	70,266	742,009
Broadcom Corp. Class A(a)	71,884	2,594,293
Cabot Microelectronics Corp.(a)(b)	3,523	135,706
Cavium Inc.(a)(b)	7,316	239,160
Cirrus Logic Inc.(a)	9,823	163,455
Cree Inc.(a)(b)	17,472	465,454
Cypress Semiconductor Corp.(a)	25,977	496,420
Diodes Inc.(a)(b)	5,565	124,489
Emulex Corp.(a)(b)	13,221	110,792
Entegris Inc.(a)(b)	20,239	181,341

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

October 31, 2011

Fairchild Semiconductor International Inc.(a)	19,308	289,041
GT Advanced Technologies Inc.(a)(b)	19,070	156,374
Hittite Microwave Corp.(a)(b)	3,798	199,775
Integrated Device Technology Inc.(a)	22,022	133,894
Intel Corp.	792,638	19,451,336
International Rectifier Corp.(a)	10,548	256,211
Intersil Corp. Class A	19,040	227,909
IPG Photonics Corp.(a)	4,005	211,704
KLA-Tencor Corp.	25,196	1,186,480
Lam Research Corp.(a)	18,682	803,139
Linear Technology Corp.	34,386	1,111,012
LSI Corp.(a)	86,511	540,694
Marvell Technology Group Ltd.(a)	80,253	1,122,739
Maxim Integrated Products Inc.	44,480	1,163,597
MEMC Electronic Materials Inc.(a)	34,681	207,739
Micrel Inc.	7,588	83,620
Microchip Technology Inc.	28,757	1,039,853
Micron Technology Inc.(a)	130,271	728,215
Microsemi Corp.(a)(b)	13,061	241,106
MKS Instruments Inc.	7,903	210,536
NetLogic Microsystems Inc.(a)	8,238	405,310
Novellus Systems Inc.(a)	10,491	362,464
NVIDIA Corp.(a)	91,202	1,349,790
OmniVision Technologies Inc.(a)	6,732	109,799
ON Semiconductor Corp.(a)	56,896	430,703
PMC-Sierra Inc.(a)	35,414	224,525
Power Integrations Inc.	4,379	156,024
QLogic Corp.(a)(b)	15,676	218,994
Rambus Inc.(a)(b)	15,339	271,960
Rovi Corp.(a)(b)	16,790	831,777
Semtech Corp.(a)(b)	9,849	240,512
Silicon Laboratories Inc.(a)	6,668	285,057
Skyworks Solutions Inc.(a)	28,123	557,117
Teradyne Inc.(a)(b)	28,184	403,595
Tessera Technologies Inc.(a)	7,721	106,318
Texas Instruments Inc.	174,399	5,359,281
TriQuint Semiconductor Inc.(a)	24,825	132,069
Varian Semiconductor Equipment Associates Inc.(a)	11,382	714,448
Veeco Instruments Inc.(a)(b)	6,185	165,078
Xilinx Inc.	40,006	1,338,601

		54,881,317
SOFTWARE—21.21%
ACI Worldwide Inc.(a)(b)	5,042	154,638
Activision Blizzard Inc.	74,231	993,953
Acxiom Corp.(a)(b)	12,286	162,052
Adobe Systems Inc.(a)	74,573	2,193,192
Advent Software Inc.(a)(b)	4,867	133,356
ANSYS Inc.(a)	13,921	756,746
Aspen Technology Inc.(a)	9,500	164,730
Autodesk Inc.(a)	34,524	1,194,530
Automatic Data Processing Inc.	73,919	3,868,181
Avid Technology Inc.(a)	4,373	27,113
Blackbaud Inc.	6,722	188,418
BMC Software Inc.(a)	26,482	920,514
Broadridge Financial Solutions Inc.	18,690	415,853
CA Inc.	57,110	1,237,003
Citrix Systems Inc.(a)	28,434	2,070,848
CommVault Systems Inc.(a)(b)	6,708	285,627
Compuware Corp.(a)	32,934	278,292
Concur Technologies Inc.(a)(b)	7,077	329,222
Electronic Arts Inc.(a)	50,437	1,177,704

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

October 31, 2011

Fair Isaac Corp.	5,818	159,122
Fidelity National Information Services Inc.	40,628	1,063,641
Fiserv Inc.(a)	21,358	1,257,346
Global Payments Inc.	12,134	557,193
Informatica Corp.(a)	16,102	732,641
Intuit Inc.	41,311	2,217,161
JDA Software Group Inc.(a)(b)	6,407	204,191
ManTech International Corp. Class A	3,432	120,566
Microsoft Corp.	1,112,932	29,637,379
MicroStrategy Inc. Class A(a)	1,251	164,844
NetSuite Inc.(a)(b)	2,633	100,159
Nuance Communications Inc.(a)	36,094	955,769
Open Text Corp.(a)	8,661	528,494
Oracle Corp.	588,772	19,294,059
Parametric Technology Corp.(a)	17,693	368,545
Paychex Inc.	48,682	1,418,594
Pegasystems Inc.	2,476	93,568
Progress Software Corp.(a)(b)	10,094	212,580
Quest Software Inc.(a)(b)	8,799	154,775
RealPage Inc.(a)	4,721	124,398
Red Hat Inc.(a)	29,122	1,445,907
Salesforce.com Inc.(a)(b)	18,412	2,451,926
SolarWinds Inc.(a)	5,146	148,514
Solera Holdings Inc.	10,697	584,377
Synchronoss Technologies Inc.(a)	3,846	115,611
SYNNEX Corp.(a)(b)	3,628	104,740
Take-Two Interactive Software Inc.(a)	13,068	206,213
Taleo Corp. Class A(a)(b)	6,225	201,690
Total System Services Inc.	24,452	486,350
Ultimate Software Group Inc. (The)(a)(b)	3,896	234,461
VeriFone Systems Inc.(a)	15,660	661,009
Verint Systems Inc.(a)(b)	2,482	73,964

		82,631,759
TELECOMMUNICATIONS—11.32%
Acme Packet Inc.(a)	7,652	277,079
ADTRAN Inc.	9,708	326,189
Anixter International Inc.(a)	4,363	256,064
ARRIS Group Inc.(a)(b)	17,982	193,486
Aruba Networks Inc.(a)	11,604	274,899
Ciena Corp.(a)(b)	14,596	192,375
Cisco Systems Inc.	830,255	15,384,625
Comtech Telecommunications Corp.	3,542	117,276
Corning Inc.	237,169	3,389,145
EchoStar Corp. Class A(a)	5,734	151,148
Finisar Corp.(a)(b)	13,550	277,639
Harris Corp.	18,144	684,936
Infinera Corp.(a)	4,937	36,089
InterDigital Inc.(b)	6,865	298,284
Ixia(a)(b)	7,329	83,038
JDS Uniphase Corp.(a)(b)	34,462	413,544
Juniper Networks Inc.(a)	80,496	1,969,737
LogMeIn Inc.(a)	2,515	102,285
Loral Space & Communications Inc.(a)(b)	1,567	94,804
Motorola Mobility Holdings Inc.(a)	44,883	1,745,051
Motorola Solutions Inc.	51,805	2,430,173
NETGEAR Inc.(a)(b)	5,647	200,243
NeuStar Inc. Class A(a)	11,226	356,875
Plantronics Inc.	7,035	235,039
Polycom Inc.(a)	26,709	441,500
QUALCOMM Inc.	253,558	13,083,593
RF Micro Devices Inc.(a)	41,663	305,806

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

October 31, 2011

Sonus Networks Inc.(a)(b)	41,938	111,136
Sycamore Networks Inc.	3,052	58,659
Tekelec(a)(b)	10,417	102,295
Tellabs Inc.	54,972	238,029
ViaSat Inc.(a)(b)	6,348	270,361

		44,101,402

TOTAL COMMON STOCKS
(Cost: $382,365,944)		389,333,350

SHORT-TERM INVESTMENTS—3.91%

MONEY MARKET FUNDS—3.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(c)(d)(e)	13,812,141	13,812,141
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	1,127,984	1,127,984
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(c)(d)(f)	300,908	300,908

		15,241,033

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,241,033)		15,241,033

TOTAL INVESTMENTS IN SECURITIES—103.83%
(Cost: $397,606,977)		404,574,383
Other Assets, Less Liabilities—(3.83)%		(14,934,070)

NET ASSETS—100.00%		$389,640,313

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(f)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—99.91%

BROADCAST SERVICES/PROGRAM—0.48%
DG FastChannel Inc.(a)	50,306	$937,704

		937,704
COMPUTER - INTEGRATED SYSTEMS—6.33%
Brocade Communications Systems Inc.(a)	1,022,802	4,479,873
Riverbed Technology Inc.(a)	285,559	7,875,717

		12,355,590
COMPUTERS—5.14%
Research in Motion Ltd.(a)	496,425	10,027,785

		10,027,785
INTERNET INFRASTRUCTURE SOFTWARE—4.81%
F5 Networks Inc.(a)	90,248	9,381,279

		9,381,279
INTERNET SECURITY—0.74%
Blue Coat Systems Inc.(a)(b)	90,219	1,452,526

		1,452,526
NETWORKING PRODUCTS—26.02%
Acme Packet Inc.(a)(b)	107,846	3,905,104
Cisco Systems Inc.	1,219,411	22,595,686
Infinera Corp.(a)	69,846	510,574
Ixia(a)(b)	103,693	1,174,842
Juniper Networks Inc.(a)	584,758	14,309,028
NETGEAR Inc.(a)(b)	79,966	2,835,594
Polycom Inc.(a)	329,216	5,441,940

		50,772,768
SATELLITE TELECOMMUNICATIONS—1.79%
EchoStar Corp. Class A(a)	81,183	2,139,984
Loral Space & Communications Inc.(a)(b)	22,284	1,348,182

		3,488,166
SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS—0.80%
Emulex Corp.(a)(b)	187,297	1,569,549

		1,569,549
TELECOMMUNICATION EQUIPMENT—13.53%
ADTRAN Inc.	137,467	4,618,891
ARRIS Group Inc.(a)(b)	254,638	2,739,905
Comtech Telecommunications Corp.	50,056	1,657,354
Harris Corp.	202,698	7,651,850
Plantronics Inc.	99,630	3,328,638
Sonus Networks Inc.(a)	594,090	1,574,339
Tekelec(a)(b)	147,643	1,449,854
Tellabs Inc.	778,445	3,370,667

		26,391,498

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

October 31, 2011

TELECOMMUNICATION EQUIPMENT FIBER OPTICS—6.83%
Ciena Corp.(a)(b)	206,692	2,724,201
Finisar Corp.(a)(b)	191,891	3,931,847
JDS Uniphase Corp.(a)(b)	486,568	5,838,816
Sycamore Networks Inc.	43,384	833,840

		13,328,704
WIRELESS EQUIPMENT—33.44%
Aruba Networks Inc.(a)(b)	164,312	3,892,551
InterDigital Inc.	96,768	4,204,570
Motorola Mobility Holdings Inc.(a)	426,044	16,564,591
Motorola Solutions Inc.	413,855	19,413,938
QUALCOMM Inc.	335,976	17,336,361
ViaSat Inc.(a)(b)	89,879	3,827,947

		65,239,958

TOTAL COMMON STOCKS
(Cost: $254,761,620)		194,945,527

SHORT-TERM INVESTMENTS—10.87%

MONEY MARKET FUNDS—10.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(c)(d)(e)	19,408,081	19,408,081
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	1,584,983	1,584,983
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(c)(d)(f)	224,230	224,230

		21,217,294

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,217,294)		21,217,294

TOTAL INVESTMENTS IN SECURITIES—110.78%
(Cost: $275,978,914)		216,162,821
Other Assets, Less Liabilities—(10.78)%		(21,036,255)

NET ASSETS—100.00%		$195,126,566

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(f)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS—99.97%

APPLICATIONS SOFTWARE—35.64%
Citrix Systems Inc.(a)	426,397	$31,054,494
Compuware Corp.(a)	503,608	4,255,488
Intuit Inc.	514,527	27,614,664
Microsoft Corp.	2,048,982	54,564,391
NetSuite Inc.(a)(b)	40,355	1,535,104
Nuance Communications Inc.(a)	550,939	14,588,865
Progress Software Corp.(a)(b)	154,022	3,243,703
Quest Software Inc.(a)	134,558	2,366,875
RealPage Inc.(a)	72,178	1,901,890
Red Hat Inc.(a)	444,688	22,078,759
Salesforce.com Inc.(a)(b)	276,169	36,777,426
Verint Systems Inc.(a)(b)	38,124	1,136,095

		201,117,754
AUDIO/VIDEO PRODUCTS—0.53%
TiVo Inc.(a)(b)	278,104	3,011,866

		3,011,866
COMMUNICATIONS SOFTWARE—0.40%
SolarWinds Inc.(a)	78,690	2,270,993

		2,270,993
COMPUTER - INTEGRATED SYSTEMS—1.62%
MICROS Systems Inc.(a)	186,151	9,162,352

		9,162,352
COMPUTER DATA SECURITY—0.85%
Fortinet Inc.(a)	208,103	4,798,855

		4,798,855
COMPUTER SOFTWARE—0.51%
Blackbaud Inc.	102,782	2,880,979

		2,880,979
COMPUTER-AIDED DESIGN—6.73%
ANSYS Inc.(a)	212,488	11,550,848
Aspen Technology Inc.(a)	145,268	2,518,947
Autodesk Inc.(a)	527,174	18,240,220
Parametric Technology Corp.(a)	270,552	5,635,598

		37,945,613
DATA PROCESSING/MANAGEMENT—1.46%
CommVault Systems Inc.(a)(b)	102,569	4,367,388
Fair Isaac Corp.	88,957	2,432,974
Pegasystems Inc.	37,964	1,434,660

		8,235,022

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

October 31, 2011

E-SERVICES/CONSULTING—1.86%
FactSet Research Systems Inc.	105,586	10,497,360

		10,497,360
ELECTRONIC COMPONENTS - SEMICONDUCTORS—2.25%
Rovi Corp.(a)	256,324	12,698,291

		12,698,291
ELECTRONIC DESIGN AUTOMATION—3.30%
Cadence Design Systems Inc.(a)	619,966	6,863,024
Mentor Graphics Corp.(a)(b)	252,920	2,873,171
Synopsys Inc.(a)	331,874	8,897,542

		18,633,737
ELECTRONIC FORMS—5.83%
Adobe Systems Inc.(a)	1,118,418	32,892,673

		32,892,673
ENTERPRISE SOFTWARE/SERVICES—21.42%
Advent Software Inc.(a)(b)	74,674	2,046,068
Ariba Inc.(a)(b)	193,541	6,131,379
BMC Software Inc.(a)	404,371	14,055,936
CA Inc.	872,052	18,888,646
Concur Technologies Inc.(a)(b)	108,223	5,034,534
Informatica Corp.(a)(b)	245,773	11,182,671
JDA Software Group Inc.(a)	97,983	3,122,718
MicroStrategy Inc. Class A(a)(b)	18,999	2,503,498
Oracle Corp.	1,562,952	51,217,937
Taleo Corp. Class A(a)(b)	95,184	3,083,962
Ultimate Software Group Inc. (The)(a)(b)	59,576	3,585,284

		120,852,633
ENTERTAINMENT SOFTWARE—6.44%
Activision Blizzard Inc.	1,133,464	15,177,083
Electronic Arts Inc.(a)	770,158	17,983,189
Take-Two Interactive Software Inc.(a)(b)	199,837	3,153,428

		36,313,700
HUMAN RESOURCES—0.91%
SuccessFactors Inc.(a)(b)	192,207	5,131,927

		5,131,927
INTERNET APPLICATIONS SOFTWARE—0.31%
VirnetX Holding Corp.(a)(b)	80,320	1,730,896

		1,730,896
INTERNET INFRASTRUCTURE SOFTWARE—2.21%
TIBCO Software Inc.(a)	374,818	10,828,492
Websense Inc.(a)	91,684	1,635,643

		12,464,135

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

October 31, 2011

INTERNET SECURITY—5.12%
Symantec Corp.(a)	1,697,885	28,881,024

		28,881,024
INTERNET TELEPHONY—0.12%
BroadSoft Inc.(a)	18,487	665,532

		665,532
TRANSACTIONAL SOFTWARE—2.31%
ACI Worldwide Inc.(a)	77,105	2,364,810
Solera Holdings Inc.	163,218	8,916,599
Synchronoss Technologies Inc.(a)(b)	58,845	1,768,881

		13,050,290
VIRTUAL REALITY PRODUCTS—0.15%
RealD Inc.(a)	75,650	845,011

		845,011

TOTAL COMMON STOCKS
(Cost: $571,739,864)		564,080,643

SHORT-TERM INVESTMENTS—13.39%

MONEY MARKET FUNDS—13.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(c)(d)(e)	69,598,817	69,598,817
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	5,683,866	5,683,866
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(c)(d)(f)	243,927	243,927

		75,526,610

TOTAL SHORT-TERM INVESTMENTS
(Cost: $75,526,610)		75,526,610

TOTAL INVESTMENTS IN SECURITIES—113.36%
(Cost: $647,266,474)		639,607,253
Other Assets, Less Liabilities—(13.36)%		(75,383,450)

NET ASSETS—100.00%		$564,223,803

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(f)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P AGGRESSIVE ALLOCATION FUND

October 31, 2011

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.88%

DOMESTIC EQUITY—70.00%
iShares S&P 500 Index Fund(a)(b)	252,329	$31,742,988
iShares S&P MidCap 400 Index Fund(a)(b)	209,648	18,585,295
iShares S&P SmallCap 600 Index Fund(a)(b)	102,910	6,922,756

		57,251,039
INTERNATIONAL EQUITY—17.53%
iShares MSCI EAFE Index Fund(a)	229,935	12,041,696
iShares MSCI Emerging Markets Index Fund(a)(b)	56,157	2,291,206

		14,332,902
DOMESTIC FIXED INCOME—12.35%
iShares Barclays Aggregate Bond Fund(a)	41,535	4,570,096
iShares Barclays TIPS Bond Fund(a)	32,798	3,820,639
iShares iBoxx $ High Yield Corporate Bond Fund(a)	19,189	1,713,194

		10,103,929

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $78,449,697)		81,687,870

SHORT-TERM INVESTMENTS—14.39%

MONEY MARKET FUNDS—14.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(a)(c)(d)	10,795,609	10,795,609
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(a)(c)(d)	881,636	881,636
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(a)(c)(e)	96,538	96,538

		11,773,783

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,773,783)		11,773,783

TOTAL INVESTMENTS IN SECURITIES—114.27%
(Cost: $90,223,480)		93,461,653
Other Assets, Less Liabilities—(14.27)%		(11,674,256)

NET ASSETS—100.00%		$81,787,397

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(e)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P AGGRESSIVE ALLOCATION FUND

October 31, 2011

Schedule of Investments (Unaudited)

iSHARES® S&P CONSERVATIVE ALLOCATION FUND

October 31, 2011

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.85%

DOMESTIC FIXED INCOME—79.95%
iShares Barclays Aggregate Bond Fund(a)	169,246	$18,622,137
iShares Barclays Short Treasury Bond Fund(a)(b)	200,982	22,154,246
iShares Barclays TIPS Bond Fund(a)	113,595	13,232,682
iShares iBoxx $ High Yield Corporate Bond Fund(a)	39,097	3,490,580

		57,499,645
DOMESTIC EQUITY—16.78%
iShares S&P 500 Index Fund(a)	73,935	9,301,023
iShares S&P MidCap 400 Index Fund(a)	23,290	2,064,659
iShares S&P SmallCap 600 Index Fund(a)(b)	10,485	705,326

		12,071,008
INTERNATIONAL EQUITY—3.12%
iShares MSCI EAFE Index Fund(a)	30,914	1,618,966
iShares MSCI Emerging Markets Index Fund(a)(b)	15,250	622,200

		2,241,166

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $69,793,648)		71,811,819

SHORT-TERM INVESTMENTS—4.16%

MONEY MARKET FUNDS—4.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(a)(c)(d)	2,673,940	2,673,940
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(a)(c)(d)	218,370	218,370
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(a)(c)(e)	97,291	97,291

		2,989,601

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,989,601)		2,989,601

TOTAL INVESTMENTS IN SECURITIES—104.01%
(Cost: $72,783,249)		74,801,420
Other Assets, Less Liabilities—(4.01)%		(2,884,657)

NET ASSETS—100.00%		$71,916,763

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(e)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CONSERVATIVE ALLOCATION FUND

October 31, 2011

Schedule of Investments (Unaudited)

iSHARES® S&P GROWTH ALLOCATION FUND

October 31, 2011

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.86%

DOMESTIC EQUITY—44.45%
iShares S&P 500 Index Fund(a)(b)	232,247	$29,216,673
iShares S&P MidCap 400 Index Fund(a)	122,305	10,842,338
iShares S&P SmallCap 600 Index Fund(a)(b)	77,371	5,204,747

		45,263,758
DOMESTIC FIXED INCOME—42.62%
iShares Barclays Aggregate Bond Fund(a)	176,471	19,417,104
iShares Barclays Short Treasury Bond Fund(a)	95,693	10,548,239
iShares Barclays TIPS Bond Fund(a)	88,773	10,341,167
iShares iBoxx $ High Yield Corporate Bond Fund(a)	34,623	3,091,142

		43,397,652
INTERNATIONAL EQUITY—12.79%
iShares MSCI EAFE Index Fund(a)	213,708	11,191,888
iShares MSCI Emerging Markets Index Fund(a)(b)	45,035	1,837,428

		13,029,316

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $96,915,457)		101,690,726

SHORT-TERM INVESTMENTS—20.91%

MONEY MARKET FUNDS—20.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(a)(c)(d)	19,555,296	19,555,296
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(a)(c)(d)	1,597,006	1,597,006
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(a)(c)(e)	142,381	142,381

		21,294,683

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,294,683)		21,294,683

TOTAL INVESTMENTS IN SECURITIES—120.77%
(Cost: $118,210,140)		122,985,409
Other Assets, Less Liabilities—(20.77)%		(21,152,131)

NET ASSETS—100.00%		$101,833,278

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(e)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GROWTH ALLOCATION FUND

October 31, 2011

Schedule of Investments (Unaudited)

iSHARES® S&P MODERATE ALLOCATION FUND

October 31, 2011

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.94%

DOMESTIC FIXED INCOME—65.14%
iShares Barclays Aggregate Bond Fund(a)	224,832	$24,738,265
iShares Barclays Short Treasury Bond Fund(a)	237,768	26,209,167
iShares Barclays TIPS Bond Fund(a)	122,542	14,274,917
iShares iBoxx $ High Yield Corporate Bond Fund(a)	47,792	4,266,870

		69,489,219
DOMESTIC EQUITY—23.57%
iShares S&P 500 Index Fund(a)	149,251	18,775,775
iShares S&P MidCap 400 Index Fund(a)	47,472	4,208,393
iShares S&P SmallCap 600 Index Fund(a)	32,040	2,155,331

		25,139,499
INTERNATIONAL EQUITY—11.23%
iShares MSCI EAFE Index Fund(a)	192,450	10,078,606
iShares MSCI Emerging Markets Index Fund(a)(b)	46,626	1,902,341

		11,980,947

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $103,143,119)		106,609,665

SHORT-TERM INVESTMENTS—1.79%

MONEY MARKET FUNDS—1.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(a)(c)(d)	1,709,622	1,709,622
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(a)(c)(d)	139,618	139,618
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(a)(c)(e)	60,076	60,076

		1,909,316

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,909,316)		1,909,316

TOTAL INVESTMENTS IN SECURITIES—101.73%
(Cost: $105,052,435)		108,518,981
Other Assets, Less Liabilities—(1.73)%		(1,849,980)

NET ASSETS—100.00%		$106,669,001

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(e)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MODERATE ALLOCATION FUND

October 31, 2011

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE RETIREMENT INCOME INDEX FUND

October 31, 2011

Security	Shares	Value

EXCHANGE-TRADED FUNDS—100.07%

DOMESTIC FIXED INCOME—69.44%
iShares Barclays Aggregate Bond Fund(a)	34,300	$3,774,029
iShares Barclays Short Treasury Bond Fund(a)	13,098	1,443,793
iShares Barclays TIPS Bond Fund(a)	7,499	873,558
iShares iBoxx $ High Yield Corporate Bond Fund(a)	2,231	199,184

		6,290,564
DOMESTIC EQUITY—21.57%
iShares S&P 500 Index Fund(a)	12,930	1,626,594
iShares S&P MidCap 400 Index Fund(a)	2,258	200,172
iShares S&P SmallCap 600 Index Fund(a)(b)	1,895	127,476

		1,954,242
INTERNATIONAL EQUITY—9.06%
iShares MSCI EAFE Index Fund(a)	15,662	820,219

		820,219

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $9,059,768)		9,065,025

SHORT-TERM INVESTMENTS—1.51%

MONEY MARKET FUNDS—1.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(a)(c)(d)	123,949	123,949
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(a)(c)(d)	10,122	10,122
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(a)(c)(e)	3,062	3,062

		137,133

TOTAL SHORT-TERM INVESTMENTS
(Cost: $137,133)		137,133

TOTAL INVESTMENTS IN SECURITIES—101.58%
(Cost: $9,196,901)		9,202,158
Other Assets, Less Liabilities—(1.58)%		(143,132)

NET ASSETS—100.00%		$9,059,026

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(e)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P TARGET DATE RETIREMENT INCOME INDEX FUND

October 31, 2011

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2010 INDEX FUND

October 31, 2011

Security	Shares	Value

EXCHANGE-TRADED FUNDS—100.06%

DOMESTIC FIXED INCOME—56.66%
iShares Barclays Aggregate Bond Fund(a)	19,925	$2,192,348
iShares Barclays Short Treasury Bond Fund(a)	6,695	737,990
iShares Barclays TIPS Bond Fund(a)	3,809	443,710
iShares iBoxx $ High Yield Corporate Bond Fund(a)	1,745	155,794

		3,529,842
DOMESTIC EQUITY—29.45%
iShares S&P 500 Index Fund(a)	11,857	1,491,611
iShares S&P MidCap 400 Index Fund(a)	2,376	210,632
iShares S&P SmallCap 600 Index Fund(a)(b)	1,974	132,791

		1,835,034
INTERNATIONAL EQUITY—13.95%
iShares MSCI EAFE Index Fund(a)	14,652	767,325
iShares MSCI Emerging Markets Index Fund(a)(b)	2,486	101,429

		868,754

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $6,377,394)		6,233,630

SHORT-TERM INVESTMENTS—4.06%

MONEY MARKET FUNDS—4.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(a)(c)(d)	228,518	228,518
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(a)(c)(d)	18,662	18,662
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(a)(c)(e)	6,105	6,105

		253,285

TOTAL SHORT-TERM INVESTMENTS
(Cost: $253,285)		253,285

TOTAL INVESTMENTS IN SECURITIES—104.12%
(Cost: $6,630,679)		6,486,915
Other Assets, Less Liabilities—(4.12)%		(256,798)

NET ASSETS—100.00%		$6,230,117

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(e)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P TARGET DATE 2010 INDEX FUND

October 31, 2011

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2015 INDEX FUND

October 31, 2011

Security	Shares	Value

EXCHANGE-TRADED FUNDS—100.07%

DOMESTIC FIXED INCOME—45.37%
iShares Barclays Aggregate Bond Fund(a)	25,572	$2,813,687
iShares Barclays Short Treasury Bond Fund(a)	7,343	809,419
iShares Barclays TIPS Bond Fund(a)	4,115	479,356
iShares iBoxx $ High Yield Corporate Bond Fund(a)	2,896	258,555

		4,361,017
DOMESTIC EQUITY—37.33%
iShares Cohen & Steers Realty Majors Index Fund(a)	1,432	100,942
iShares S&P 500 Index Fund(a)	22,233	2,796,911
iShares S&P MidCap 400 Index Fund(a)	4,768	422,683
iShares S&P SmallCap 600 Index Fund(a)(b)	3,969	266,995

		3,587,531
INTERNATIONAL EQUITY—17.37%
iShares MSCI EAFE Index Fund(a)	27,839	1,457,928
iShares MSCI Emerging Markets Index Fund(a)	5,175	211,140

		1,669,068

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $9,935,165)		9,617,616

SHORT-TERM INVESTMENTS—2.16%

MONEY MARKET FUNDS—2.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(a)(c)(d)	184,909	184,909
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(a)(c)(d)	15,101	15,101
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(a)(c)(e)	7,911	7,911

		207,921

TOTAL SHORT-TERM INVESTMENTS
(Cost: $207,921)		207,921

TOTAL INVESTMENTS IN SECURITIES—102.23%
(Cost: $10,143,086)		9,825,537
Other Assets, Less Liabilities—(2.23)%		(214,207)

NET ASSETS—100.00%		$9,611,330

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(e)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P TARGET DATE 2015 INDEX FUND

October 31, 2011

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2020 INDEX FUND

October 31, 2011

Security	Shares	Value

EXCHANGE-TRADED FUNDS—100.05%

DOMESTIC EQUITY—43.60%
iShares Cohen & Steers Realty Majors Index Fund(a)	2,834	$199,769
iShares S&P 500 Index Fund(a)	47,908	6,026,826
iShares S&P MidCap 400 Index Fund(a)	10,701	948,644
iShares S&P SmallCap 600 Index Fund(a)	8,964	603,008

		7,778,247
DOMESTIC FIXED INCOME—35.95%
iShares Barclays Aggregate Bond Fund(a)	39,185	4,311,525
iShares Barclays Short Treasury Bond Fund(a)	9,252	1,019,848
iShares Barclays TIPS Bond Fund(a)	5,012	583,848
iShares iBoxx $ High Yield Corporate Bond Fund(a)	5,582	498,361

		6,413,582
INTERNATIONAL EQUITY—20.50%
iShares MSCI EAFE Index Fund(a)	60,630	3,175,193
iShares MSCI Emerging Markets Index Fund(a)	11,843	483,195

		3,658,388

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $18,177,121)		17,850,217

SHORT-TERM INVESTMENTS—0.06%

MONEY MARKET FUNDS—0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(a)(b)(c)	10,630	10,630

		10,630

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,630)		10,630

TOTAL INVESTMENTS IN SECURITIES—100.11%
(Cost: $18,187,751)		17,860,847
Other Assets, Less Liabilities—(0.11)%		(19,239)

NET ASSETS—100.00%		$17,841,608

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2025 INDEX FUND

October 31, 2011

Security	Shares	Value

EXCHANGE-TRADED FUNDS—100.04%

DOMESTIC EQUITY—48.96%
iShares Cohen & Steers Realty Majors Index Fund(a)	4,410	$310,861
iShares S&P 500 Index Fund(a)	78,523	9,878,193
iShares S&P MidCap 400 Index Fund(a)	18,021	1,597,562
iShares S&P SmallCap 600 Index Fund(a)(b)	15,238	1,025,060

		12,811,676
DOMESTIC FIXED INCOME—27.86%
iShares Barclays Aggregate Bond Fund(a)	46,457	5,111,664
iShares Barclays Short Treasury Bond Fund(a)	8,601	948,088
iShares Barclays TIPS Bond Fund(a)	4,292	499,975
iShares iBoxx $ High Yield Corporate Bond Fund(a)	8,176	729,953

		7,289,680
INTERNATIONAL EQUITY—23.22%
iShares MSCI EAFE Index Fund(a)	100,328	5,254,178
iShares MSCI Emerging Markets Index Fund(a)(b)	20,180	823,344

		6,077,522

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $26,976,793)		26,178,878

SHORT-TERM INVESTMENTS—1.73%

MONEY MARKET FUNDS—1.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(a)(c)(d)	410,445	410,445
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(a)(c)(d)	33,519	33,519
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(a)(c)(e)	9,307	9,307

		453,271

TOTAL SHORT-TERM INVESTMENTS
(Cost: $453,271)		453,271

TOTAL INVESTMENTS IN SECURITIES—101.77%
(Cost: $27,430,064)		26,632,149
Other Assets, Less Liabilities—(1.77)%		(464,229)

NET ASSETS—100.00%		$26,167,920

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(e)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P TARGET DATE 2025 INDEX FUND

October 31, 2011

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2030 INDEX FUND

October 31, 2011

Security	Shares	Value

EXCHANGE-TRADED FUNDS—100.01%

DOMESTIC EQUITY—53.88%
iShares Cohen & Steers Realty Majors Index Fund(a)	2,356	$166,074
iShares S&P 500 Index Fund(a)	43,106	5,422,735
iShares S&P MidCap 400 Index Fund(a)	10,086	894,124
iShares S&P SmallCap 600 Index Fund(a)(b)	8,629	580,473

		7,063,406
INTERNATIONAL EQUITY—25.75%
iShares MSCI EAFE Index Fund(a)	55,590	2,911,248
iShares MSCI Emerging Markets Index Fund(a)	11,380	464,304

		3,375,552
DOMESTIC FIXED INCOME—20.38%
iShares Barclays Aggregate Bond Fund(a)	18,489	2,034,345
iShares Barclays Short Treasury Bond Fund(a)	2,573	283,622
iShares iBoxx $ High Yield Corporate Bond Fund(a)	3,966	354,084

		2,672,051

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $13,401,689)		13,111,009

SHORT-TERM INVESTMENTS—4.80%

MONEY MARKET FUNDS—4.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(a)(c)(d)	564,409	564,409
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(a)(c)(d)	46,093	46,093
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(a)(c)(e)	19,067	19,067

		629,569

TOTAL SHORT-TERM INVESTMENTS
(Cost: $629,569)		629,569

TOTAL INVESTMENTS IN SECURITIES—104.81%
(Cost: $14,031,258)		13,740,578
Other Assets, Less Liabilities—(4.81)%		(631,385)

NET ASSETS—100.00%		$13,109,193

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(e)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P TARGET DATE 2030 INDEX FUND

October 31, 2011

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2035 INDEX FUND

October 31, 2011

Security	Shares	Value

EXCHANGE-TRADED FUNDS—100.00%

DOMESTIC EQUITY—57.06%
iShares Cohen & Steers Realty Majors Index Fund(a)	1,535	$108,202
iShares S&P 500 Index Fund(a)	28,350	3,566,430
iShares S&P MidCap 400 Index Fund(a)	6,730	596,614
iShares S&P SmallCap 600 Index Fund(a)	5,840	392,857

		4,664,103
INTERNATIONAL EQUITY—27.45%
iShares MSCI EAFE Index Fund(a)	36,911	1,933,029
iShares MSCI Emerging Markets Index Fund(a)(b)	7,632	311,386

		2,244,415
DOMESTIC FIXED INCOME—15.49%
iShares Barclays Aggregate Bond Fund(a)	8,722	959,682
iShares Barclays Short Treasury Bond Fund(a)	955	105,269
iShares iBoxx $ High Yield Corporate Bond Fund(a)	2,254	201,237

		1,266,188

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $8,478,476)		8,174,706

SHORT-TERM INVESTMENTS—3.96%

MONEY MARKET FUNDS—3.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(a)(c)(d)	290,328	290,328
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(a)(c)(d)	23,710	23,710
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(a)(c)(e)	9,667	9,667

		323,705

TOTAL SHORT-TERM INVESTMENTS
(Cost: $323,705)		323,705

TOTAL INVESTMENTS IN SECURITIES—103.96%
(Cost: $8,802,181)		8,498,411
Other Assets, Less Liabilities—(3.96)%		(324,016)

NET ASSETS—100.00%		$8,174,395

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(e)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P TARGET DATE 2035 INDEX FUND

October 31, 2011

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2040 INDEX FUND

October 31, 2011

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.99%

DOMESTIC EQUITY—59.48%
iShares Cohen & Steers Realty Majors Index Fund(a)	2,906	$204,844
iShares S&P 500 Index Fund(a)	53,276	6,702,121
iShares S&P MidCap 400 Index Fund(a)	12,792	1,134,011
iShares S&P SmallCap 600 Index Fund(a)	11,283	759,007

		8,799,983
INTERNATIONAL EQUITY—28.82%
iShares MSCI EAFE Index Fund(a)	70,073	3,669,723
iShares MSCI Emerging Markets Index Fund(a)(b)	14,551	593,681

		4,263,404
DOMESTIC FIXED INCOME—11.69%
iShares Barclays Aggregate Bond Fund(a)	11,465	1,261,494
iShares Barclays Short Treasury Bond Fund(a)	1,402	154,542
iShares iBoxx $ High Yield Corporate Bond Fund(a)	3,521	314,355

		1,730,391

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $15,141,597)		14,793,778

SHORT-TERM INVESTMENTS—4.36%

MONEY MARKET FUNDS—4.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(a)(c)(d)	581,096	581,096
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(a)(c)(d)	47,456	47,456
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(a)(c)(e)	15,835	15,835

		644,387

TOTAL SHORT-TERM INVESTMENTS
(Cost: $644,387)		644,387

TOTAL INVESTMENTS IN SECURITIES—104.35%
(Cost: $15,785,984)		15,438,165
Other Assets, Less Liabilities—(4.35)%		(643,667)

NET ASSETS—100.00%		$14,794,498

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(e)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P TARGET DATE 2040 INDEX FUND

October 31, 2011

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2045 INDEX FUND

October 31, 2011

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.94%

DOMESTIC EQUITY—61.15%
iShares Cohen & Steers Realty Majors Index Fund(a)	781	$55,053
iShares S&P 500 Index Fund(a)	14,024	1,764,219
iShares S&P MidCap 400 Index Fund(a)	3,398	301,233
iShares S&P SmallCap 600 Index Fund(a)(b)	3,055	205,510

		2,326,015
INTERNATIONAL EQUITY—29.83%
iShares MSCI EAFE Index Fund(a)	18,652	976,805
iShares MSCI Emerging Markets Index Fund(a)(b)	3,872	157,978

		1,134,783
DOMESTIC FIXED INCOME—8.96%
iShares Barclays Aggregate Bond Fund(a)	2,019	222,151
iShares Barclays Short Treasury Bond Fund(a)	493	54,343
iShares iBoxx $ High Yield Corporate Bond Fund(a)	718	64,103

		340,597

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $3,783,946)		3,801,395

SHORT-TERM INVESTMENTS—6.63%

MONEY MARKET FUNDS—6.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(a)(c)(d)	229,833	229,833
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(a)(c)(d)	18,770	18,770
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(a)(c)(e)	3,743	3,743

		252,346

TOTAL SHORT-TERM INVESTMENTS
(Cost: $252,346)		252,346

TOTAL INVESTMENTS IN SECURITIES—106.57%
(Cost: $4,036,292)		4,053,741
Other Assets, Less Liabilities—(6.57)%		(249,870)

NET ASSETS—100.00%		$3,803,871

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(e)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P TARGET DATE 2045 INDEX FUND

October 31, 2011

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2050 INDEX FUND

October 31, 2011

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.94%

DOMESTIC EQUITY—62.14%
iShares Cohen & Steers Realty Majors Index Fund(a)	818	$57,661
iShares S&P 500 Index Fund(a)	14,184	1,784,347
iShares S&P MidCap 400 Index Fund(a)	3,462	306,906
iShares S&P SmallCap 600 Index Fund(a)	3,184	214,188

		2,363,102
INTERNATIONAL EQUITY—30.55%
iShares MSCI EAFE Index Fund(a)	19,104	1,000,477
iShares MSCI Emerging Markets Index Fund(a)(b)	3,948	161,078

		1,161,555
DOMESTIC FIXED INCOME—7.25%
iShares Barclays Aggregate Bond Fund(a)	1,265	139,188
iShares Barclays Short Treasury Bond Fund(a)	844	93,034
iShares iBoxx $ High Yield Corporate Bond Fund(a)	486	43,390

		275,612

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $3,792,709)		3,800,269

SHORT-TERM INVESTMENTS—2.94%

MONEY MARKET FUNDS—2.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(a)(c)(d)	100,281	100,281
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(a)(c)(d)	8,190	8,190
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%(a)(c)(e)	3,338	3,338

		111,809

TOTAL SHORT-TERM INVESTMENTS
(Cost: $111,809)		111,809

TOTAL INVESTMENTS IN SECURITIES—102.88%
(Cost: $3,904,518)		3,912,078
Other Assets, Less Liabilities—(2.88)%		(109,617)

NET ASSETS—100.00%		$3,802,461

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(e)	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P TARGET DATE 2050 INDEX FUND

October 31, 2011

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules or consolidated schedules of investments relate only to the following funds (each, a “Fund,” collectively, the “Funds”):

iShares Allocation/Index Fund	iShares Allocation/Index Fund
FTSE China 25	MSCI Far East Financials Sector
FTSE China (HK Listed)	MSCI Kokusai
FTSE Developed Small Cap ex-North America	MSCI USA Minimum Volatility[a]
MSCI ACWI	NYSE 100
MSCI ACWI ex US	NYSE Composite
MSCI ACWI ex US Consumer Discretionary Sector	PHLX SOX Semiconductor Sector
MSCI ACWI ex US Consumer Staples Sector	S&P North American Natural Resources Sector
MSCI ACWI ex US Energy Sector	S&P North American Technology Sector
MSCI ACWI ex US Financials Sector	S&P North American Technology-Multimedia Networking
MSCI ACWI ex US Health Care Sector	S&P North American Technology-Software
MSCI ACWI ex US Industrials Sector	S&P Aggressive
MSCI ACWI ex US Information Technology Sector	S&P Conservative
MSCI ACWI ex US Materials Sector	S&P Growth
MSCI ACWI ex US Telecommunication Services Sector	S&P Moderate
MSCI ACWI ex US Utilities Sector	S&P Target Date Retirement Income
MSCI All Country Asia ex Japan	S&P Target Date 2010
MSCI EAFE	S&P Target Date 2015
MSCI EAFE Growth	S&P Target Date 2020
MSCI EAFE Minimum Volatility[a]	S&P Target Date 2025
MSCI EAFE Small Cap	S&P Target Date 2030
MSCI EAFE Value	S&P Target Date 2035
MSCI Emerging Markets Financials Sector	S&P Target Date 2040
MSCI Emerging Markets Materials Sector	S&P Target Date 2045
MSCI Europe Financials Sector	S&P Target Date 2050

[a]	The Fund commenced operations on October 18, 2011.

The iShares MSCI All Country Asia ex Japan Index Fund carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn invests in Indian securities included in the Fund’s underlying index. The accompanying consolidated schedule of investments includes the securities held by the Subsidiary.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of October 31, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule or Consolidated Schedule of Investments.

	Investments in Securities
iShares Allocation/Index Fund	Level 1	Level 2	Level 3	Total
FTSE China 25
Common Stocks	$6,828,473,773	$—	$—	$6,828,473,773
Short-Term Investments	508,717,567	—	—	508,717,567

	$7,337,191,340	$—	$—	$7,337,191,340

FTSE China (HK Listed)
Common Stocks	$39,382,894	$—	$—	$39,382,894
Short-Term Investments	2,912,605	—	—	2,912,605

	$42,295,499	$—	$—	$42,295,499

FTSE Developed Small Cap ex-North America
Common Stocks	$33,398,540	$43,998	$28,884	$33,471,422
Investment Companies	68,911	—	—	68,911
Preferred Stocks	142,083	—	—	142,083
Rights	14,201	45	—	14,246
Short-Term Investments	1,169,776	—	—	1,169,776

	$34,793,511	$44,043	$28,884	$34,866,438

MSCI ACWI
Common Stocks	$2,106,860,385	$32,139	$128	$2,106,892,652
Preferred Stocks	31,848,719	—	—	31,848,719
Rights	—	82,759	—	82,759
Short-Term Investments	51,503,196	—	—	51,503,196

	$2,190,212,300	$114,898	$128	$2,190,327,326

MSCI ACWI ex US
Common Stocks	$844,318,658	$—	$60	$844,318,718
Preferred Stocks	20,774,480	—	—	20,774,480
Rights	—	37,540	—	37,540
Short-Term Investments	19,140,198	—	—	19,140,198

	$884,233,336	$37,540	$60	$884,270,936

MSCI ACWI ex US Consumer Discretionary Sector
Common Stocks	$5,720,895	$—	$—	$5,720,895
Preferred Stocks	195,016	—	—	195,016
Short-Term Investments	57,502	—	—	57,502

	$5,973,413	$—	$—	$5,973,413

MSCI ACWI ex US Consumer Staples Sector
Common Stocks	$3,013,209	$—	$1,133		$3,014,342
Preferred Stocks	102,888	—	—		102,888
Short-Term Investments	3,293	—	—		3,293

	$3,119,390	$—	$1,133		$3,120,523

MSCI ACWI ex US Energy Sector
Common Stocks	$5,625,961	$—	$—		$5,625,961
Preferred Stocks	174,501	—	—		174,501
Short-Term Investments	9,125	—	—		9,125

	$5,809,587	$—	$—		$5,809,587

MSCI ACWI ex US Financials Sector
Common Stocks	$2,006,659	$5,992	$0	[a]	$2,012,651
Preferred Stocks	50,206	—	—		50,206
Rights	—	341	—		341
Short-Term Investments	8,831	—	—		8,831

	$2,065,696	$6,333	$0	[a]	$2,072,029

MSCI ACWI ex US Health Care Sector
Common Stocks	$5,614,517	$—	$—		$5,614,517
Short-Term Investments	5,734	—	—		5,734

	$5,620,251	$—	$—		$5,620,251

MSCI ACWI ex US Industrials Sector
Common Stocks	$2,605,289	$340	$—		$2,605,629
Short-Term Investments	16,932	—	—		16,932

	$2,622,221	$340	$—		$2,622,561

MSCI ACWI ex US Information Technology Sector
Common Stocks	$2,616,092	$—	$—		$2,616,092
Short-Term Investments	269,613	—	—		269,613

	$2,885,705	$—	$—		$2,885,705

MSCI ACWI ex US Materials Sector
Common Stocks	$5,465,157	$—	$—		$5,465,157
Preferred Stocks	214,695	—	—		214,695
Short-Term Investments	27,857	—	—		27,857

	$5,707,709	$—	$—		$5,707,709

MSCI ACWI ex US Telecommunication Services Sector
Common Stocks	$2,781,964	$—	$—		$2,781,964
Preferred Stocks	24,541	—	—		24,541
Short-Term Investments	5,592	—	—		5,592

	$2,812,097	$—	$—		$2,812,097

MSCI ACWI ex US Utilities Sector
Common Stocks	$2,176,306	$—	$—		$2,176,306
Preferred Stocks	62,179	—	—		62,179
Short-Term Investments	11,561	—	—		11,561

	$2,250,046	$—	$—		$2,250,046

MSCI All Country Asia ex Japan
Common Stocks	$1,965,407,636	$4,275,450	$255,840		$1,969,938,926
Preferred Stocks	12,749,789	—	—		12,749,789
Rights	—	419,922	111,424		531,346
Short-Term Investments	113,914,842	—	—		113,914,842

	$2,092,072,267	$4,695,372	$367,264		$2,097,134,903

MSCI EAFE
Common Stocks	$37,742,445,325	$9,746,055	$5,485		$37,752,196,865
Preferred Stocks	216,793,768	—	—		216,793,768
Rights	—	1,654,603	—		1,654,603
Short-Term Investments	442,643,315	—	—		442,643,315

	$38,401,882,408	$11,400,658	$5,485		$38,413,288,551

MSCI EAFE Growth
Common Stocks	$1,234,040,251	$51,764	$—		$1,234,092,015
Preferred Stocks	11,473,086	—	—		11,473,086
Short-Term Investments	8,503,919	—	—		8,503,919

	$1,254,017,256	$51,764	$—		$1,254,069,020

MSCI EAFE Minimum Volatility
Common Stocks	$10,168,464	$—	$—		$10,168,464
Short-Term Investments	59,945	—	—		59,945

	$10,228,409	$—	$—		$10,228,409

MSCI EAFE Small Cap
Common Stocks	$1,335,073,526	$—	$84,953		$1,335,158,479
Preferred Stocks	1,337,228	—	12,128		1,349,356
Rights	233,702	31,315	—		265,017
Short-Term Investments	61,511,857	—	—		61,511,857

	$1,398,156,313	$31,315	$97,081		$1,398,284,709

MSCI EAFE Value
Common Stocks	$1,243,034,132	$714,229	$387		$1,243,748,748
Preferred Stocks	3,070,705	—	—		3,070,705
Rights	—	104,430	—		104,430
Short-Term Investments	18,244,729	—	—		18,244,729

	$1,264,349,566	$818,659	$387		$1,265,168,612

MSCI Emerging Markets Financials Sector
Common Stocks	$5,305,081	$—	$—		$5,305,081
Preferred Stocks	674,487	—	—		674,487
Short-Term Investments	182,917	—	—		182,917

	$6,162,485	$—	$—		$6,162,485

MSCI Emerging Markets Materials Sector
Common Stocks	$7,762,726	$—	$—		$7,762,726
Preferred Stocks	1,085,507	—	—		1,085,507
Short-Term Investments	104,904	—	—		104,904

	$8,953,137	$—	$—		$8,953,137

MSCI Europe Financials Sector
Common Stocks	$11,206,816	$—	$0	[a]	$11,206,816
Preferred Stocks	12,349	—	—		12,349
Short-Term Investments	30,019	—	—		30,019

	$11,249,184	$—	$0	[a]	$11,249,184

MSCI Far East Financials Sector
Common Stocks	$2,194,344	$11,984	$—		$2,206,328
Rights	—	1,194	—		1,194
Short-Term Investments	21,511	—	—		21,511

	$2,215,855	$13,178	$—		$2,229,033

MSCI Kokusai
Common Stocks	$636,951,668	$379,579	$88	$637,331,335
Preferred Stocks	1,780,103	—	—	1,780,103
Rights	—	14,163	—	14,163
Short-Term Investments	11,611,411	—	—	11,611,411

	$650,343,182	$393,742	$88	$650,737,012

MSCI USA Minimum Volatility
Common Stocks	$2,572,115	$—	$—	$2,572,115
Short-Term Investments	32,682	—	—	32,682

	$2,604,797	$—	$—	$2,604,797

NYSE 100
Common Stocks	$53,036,066	$—	$—	$53,036,066
Short-Term Investments	385,412	—	—	385,412

	$53,421,478	$—	$—	$53,421,478

NYSE Composite
Common Stocks	$72,564,414	$16,771	$98	$72,581,283
Rights	1,798	27	—	1,825
Short-Term Investments	2,034,519	—	—	2,034,519

	$74,600,731	$16,798	$98	$74,617,627

PHLX SOX Semiconductor Sector
Common Stocks	$224,931,444	$—	$—	$224,931,444
Short-Term Investments	15,435,573	—	—	15,435,573

	$240,367,017	$—	$—	$240,367,017

S&P North American Natural Resources Sector
Common Stocks	$1,934,510,305	$—	$8	$1,934,510,313
Short-Term Investments	78,632,532	—	—	78,632,532

	$2,013,142,837	$—	$8	$2,013,142,845

S&P North American Technology Sector
Common Stocks	$389,333,350	$—	$—	$389,333,350
Short-Term Investments	15,241,033	—	—	15,241,033

	$404,574,383	$—	$—	$404,574,383

S&P North American Technology-Multimedia Networking
Common Stocks	$194,945,527	$—	$—	$194,945,527
Short-Term Investments	21,217,294	—	—	21,217,294

	$216,162,821	$—	$—	$216,162,821

S&P North American Technology-Software
Common Stocks	$564,080,643	$—	$—	$564,080,643
Short-Term Investments	75,526,610	—	—	75,526,610

	$639,607,253	$—	$—	$639,607,253

S&P Aggressive
Exchange-Traded Funds	$81,687,870	$—	$—	$81,687,870
Short-Term Investments	11,773,783	—	—	11,773,783

	$93,461,653	$—	$—	$93,461,653

S&P Conservative
Exchange-Traded Funds	$71,811,819	$—	$—	$71,811,819
Short-Term Investments	2,989,601	—	—	2,989,601

	$74,801,420	$—	$—	$74,801,420

S&P Growth
Exchange-Traded Funds	$101,690,726	$—	$—	$101,690,726
Short-Term Investments	21,294,683	—	—	21,294,683

	$122,985,409	$—	$—	$122,985,409

S&P Moderate
Exchange-Traded Funds	$106,609,665	$—	$—	$106,609,665
Short-Term Investments	1,909,316	—	—	1,909,316

	$108,518,981	$—	$—	$108,518,981

S&P Target Date Retirement Income
Exchange-Traded Funds	$9,065,025	$—	$—	$9,065,025
Short-Term Investments	137,133	—	—	137,133

	$9,202,158	$—	$—	$9,202,158

S&P Target Date 2010
Exchange-Traded Funds	$6,233,630	$—	$—	$6,233,630
Short-Term Investments	253,285	—	—	253,285

	$6,486,915	$—	$—	$6,486,915

S&P Target Date 2015
Exchange-Traded Funds	$9,617,616	$—	$—	$9,617,616
Short-Term Investments	207,921	—	—	207,921

	$9,825,537	$—	$—	$9,825,537

S&P Target Date 2020
Exchange-Traded Funds	$17,850,217	$—	$—	$17,850,217
Short-Term Investments	10,630	—	—	10,630

	$17,860,847	$—	$—	$17,860,847

S&P Target Date 2025
Exchange-Traded Funds	$26,178,878	$—	$—	$26,178,878
Short-Term Investments	453,271	—	—	453,271

	$26,632,149	$—	$—	$26,632,149

S&P Target Date 2030
Exchange-Traded Funds	$13,111,009	$—	$—	$13,111,009
Short-Term Investments	629,569	—	—	629,569

	$13,740,578	$—	$—	$13,740,578

S&P Target Date 2035
Exchange-Traded Funds	$8,174,706	$—	$—	$8,174,706
Short-Term Investments	323,705	—	—	323,705

	$8,498,411	$—	$—	$8,498,411

S&P Target Date 2040
Exchange-Traded Funds	$14,793,778	$—	$—	$14,793,778
Short-Term Investments	644,387	—	—	644,387

	$15,438,165	$—	$—	$15,438,165

S&P Target Date 2045
Exchange-Traded Funds	$3,801,395	$—	$—	$3,801,395
Short-Term Investments	252,346	—	—	252,346

	$4,053,741	$—	$—	$4,053,741

S&P Target Date 2050
Exchange-Traded Funds	$3,800,269	$—	$—	$3,800,269
Short-Term Investments	111,809	—	—	111,809

	$3,912,078	$—	$—	$3,912,078

[a]	Rounds to less than $1.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of October 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Allocation/Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FTSE China 25	$8,294,526,921	$209,402,643	$(1,166,738,224)	$(957,335,581)
FTSE China (HK Listed)	44,372,402	3,658,215	(5,735,118)	(2,076,903)
FTSE Developed Small Cap ex-North America	41,188,656	2,424,657	(8,746,875)	(6,322,218)
MSCI ACWI	2,190,809,591	170,184,632	(170,666,897)	(482,265)
MSCI ACWI ex US	933,222,545	57,442,567	(106,394,176)	(48,951,609)
MSCI ACWI ex US Consumer Discretionary Sector	6,003,275	495,710	(525,572)	(29,862)
MSCI ACWI ex US Consumer Staples Sector	2,698,159	468,171	(45,807)	422,364
MSCI ACWI ex US Energy Sector	5,192,495	811,400	(194,308)	617,092
MSCI ACWI ex US Financials Sector	2,411,596	100,016	(439,583)	(339,567)
MSCI ACWI ex US Health Care Sector	5,248,669	441,652	(70,070)	371,582
MSCI ACWI ex US Industrials Sector	2,544,666	272,821	(194,926)	77,895
MSCI ACWI ex US Information Technology Sector	2,877,847	314,529	(306,671)	7,858
MSCI ACWI ex US Materials Sector	5,225,642	782,266	(300,199)	482,067
MSCI ACWI ex US Telecommunication Services Sector	2,561,991	314,953	(64,847)	250,106
MSCI ACWI ex US Utilities Sector	2,491,814	153,645	(395,413)	(241,768)
MSCI All Country Asia ex Japan	2,193,328,385	112,502,021	(208,695,503)	(96,193,482)
MSCI EAFE	42,006,025,003	4,703,505,566	(8,296,242,018)	(3,592,736,452)

MSCI EAFE Growth	1,220,472,951	155,479,232	(121,883,163)	33,596,069
MSCI EAFE Minimum Volatility	10,003,960	296,041	(71,592)	224,449
MSCI EAFE Small Cap	1,456,484,983	134,176,826	(192,377,100)	(58,200,274)
MSCI EAFE Value	1,419,734,917	104,593,994	(259,160,299)	(154,566,305)
MSCI Emerging Markets Financials Sector	7,879,480	38,902	(1,755,897)	(1,716,995)
MSCI Emerging Markets Materials Sector	11,120,624	233,753	(2,401,240)	(2,167,487)
MSCI Europe Financials Sector	12,473,806	216,608	(1,441,230)	(1,224,622)
MSCI Far East Financials Sector	2,455,143	75,006	(301,116)	(226,110)
MSCI Kokusai	679,476,437	34,058,422	(62,797,847)	(28,739,425)
MSCI USA Minimum Volatility	2,563,552	55,842	(14,597)	41,245
NYSE 100	61,018,538	4,281,561	(11,878,621)	(7,597,060)
NYSE Composite	92,603,194	5,716,339	(23,701,906)	(17,985,567)
PHLX SOX Semiconductor Sector	288,738,451	2,072,600	(50,444,034)	(48,371,434)
S&P North American Natural Resources Sector	1,995,327,106	235,382,747	(217,567,008)	17,815,739
S&P North American Technology Sector	404,148,258	61,758,672	(61,332,547)	426,125
S&P North American Technology-Multimedia Networking	278,343,615	5,746,748	(67,927,542)	(62,180,794)
S&P North American Technology-Software	653,226,770	39,376,160	(52,995,677)	(13,619,517)
S&P Aggressive	90,469,471	3,909,114	(916,932)	2,992,182
S&P Conservative	72,837,761	2,243,032	(279,373)	1,963,659
S&P Growth	118,570,383	5,737,737	(1,322,711)	4,415,026
S&P Moderate	105,239,903	4,394,201	(1,115,123)	3,279,078
S&P Target Date Retirement Income	9,205,641	123,922	(127,405)	(3,483)
S&P Target Date 2010	6,634,036	14,297	(161,418)	(147,121)
S&P Target Date 2015	10,157,980	45,207	(377,650)	(332,443)
S&P Target Date 2020	18,206,931	139,408	(485,492)	(346,084)
S&P Target Date 2025	27,504,464	68,237	(940,552)	(872,315)
S&P Target Date 2030	14,094,611	73,680	(427,713)	(354,033)
S&P Target Date 2035	8,830,409	32,682	(364,680)	(331,998)
S&P Target Date 2040	15,803,657	89,312	(454,804)	(365,492)
S&P Target Date 2045	4,036,432	51,277	(33,968)	17,309
S&P Target Date 2050	3,906,934	43,784	(38,640)	5,144

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”) or an affiliate.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Each of the iShares S&P Allocation and iShares S&P Target Date Funds is an exchange-traded fund (ETF) fund of funds that invests primarily in affiliated iShares funds.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the three months ended October 31, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Allocation/Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI ACWI
BlackRock Inc.	6,465	870	—	7,335	$1,157,390	$9,054	$—
PNC Financial Services Group Inc. (The)	42,694	5,742	—	48,436	2,601,498	16,225	—

					$3,758,888	$25,279	$—

MSCI Kokusai
BlackRock Inc.	2,496	256	(96)	2,656	$419,090	$3,608	$212
PNC Financial Services Group Inc. (The)	14,118	1,448	(543)	15,023	806,885	5,258	4,413

					$1,225,975	$8,866	$4,625

NYSE 100
PNC Financial Services Group Inc. (The)	4,928	29	(288)	4,669	$250,772	$1,725	$(1,242)

NYSE Composite
BlackRock Inc.	507	21	(67)	461	$72,741	$694	$(1,613)
PennyMac Mortgage Investment Trust	—	136	(6)	130	2,223	—	(4)
PNC Financial Services Group Inc. (The)	2,653	98	(310)	2,441	131,106	895	(3,168)

					$206,070	$1,589	$(4,785)

S&P Aggressive
iShares Barclays Aggregate Bond Fund	39,866	4,240	(2,571)	41,535	$4,570,096	$29,362	$17,296
iShares Barclays TIPS Bond Fund	31,482	3,348	(2,032)	32,798	3,820,639	24,043	30,679
iShares iBoxx $ High Yield Corporate Bond Fund	18,418	1,960	(1,189)	19,189	1,713,194	29,761	(3,908)
iShares MSCI EAFE Index Fund	220,699	23,474	(14,238)	229,935	12,041,696	—	127,656
iShares MSCI Emerging Markets Index Fund	53,902	5,733	(3,478)	56,157	2,291,206	—	2,157
iShares S&P 500 Index Fund	242,193	25,759	(15,623)	252,329	31,742,988	152,560	484,667
iShares S&P MidCap 400 Index Fund	201,226	21,401	(12,979)	209,648	18,585,295	58,806	355,388
iShares S&P SmallCap 600 Index Fund	98,778	10,506	(6,374)	102,910	6,922,756	18,397	141,332

					$81,687,870	$312,929	$1,155,267

S&P Conservative
iShares Barclays Aggregate Bond Fund	145,068	31,086	(6,908)	169,246	$18,622,137	$113,562	$52,489
iShares Barclays Short Treasury Bond Fund	172,268	36,918	(8,204)	200,982	22,154,246	2,821	659
iShares Barclays TIPS Bond Fund	97,369	20,862	(4,636)	113,595	13,232,682	76,844	65,861
iShares iBoxx $ High Yield Corporate Bond Fund	33,511	7,182	(1,596)	39,097	3,490,580	57,949	(4,541)
iShares MSCI EAFE Index Fund	26,497	5,679	(1,262)	30,914	1,618,966	—	(3,190)
iShares MSCI Emerging Markets Index Fund	13,073	2,799	(622)	15,250	622,200	—	2,807
iShares S&P 500 Index Fund	63,372	13,581	(3,018)	73,935	9,301,023	42,770	61,598
iShares S&P MidCap 400 Index Fund	19,965	4,275	(950)	23,290	2,064,659	6,251	17,535
iShares S&P SmallCap 600 Index Fund	8,987	1,926	(428)	10,485	705,326	1,793	6,134

					$71,811,819	$301,990	$199,352

S&P Growth
iShares Barclays Aggregate Bond Fund	182,142	8,320	(13,991)	176,471	$19,417,104	$133,775	$120,485
iShares Barclays Short Treasury Bond Fund	98,768	4,512	(7,587)	95,693	10,548,239	1,500	325
iShares Barclays TIPS Bond Fund	91,626	4,186	(7,039)	88,773	10,341,167	69,513	117,323
iShares iBoxx $ High Yield Corporate Bond Fund	35,736	1,633	(2,746)	34,623	3,091,142	57,565	(3,583)
iShares MSCI EAFE Index Fund	220,576	10,076	(16,944)	213,708	11,191,888	—	61,720
iShares MSCI Emerging Markets Index Fund	46,482	2,124	(3,571)	45,035	1,837,428	—	43,166
iShares S&P 500 Index Fund	239,710	10,950	(18,413)	232,247	29,216,673	146,625	637,860
iShares S&P MidCap 400 Index Fund	126,235	5,768	(9,698)	122,305	10,842,338	35,823	318,601
iShares S&P SmallCap 600 Index Fund	79,858	3,647	(6,134)	77.371	5,204,747	14,443	138,868

					$101,690,726	$459,244	$1,434,765

S&P Moderate
iShares Barclays Aggregate Bond Fund	202,746	29,156	(7,070)	224,832	$24,738,265	$155,138	$45,915
iShares Barclays Short Treasury Bond Fund	214,412	30,835	(7,479)	237,768	26,209,167	3,413	322
iShares Barclays TIPS Bond Fund	110,504	15,892	(3,854)	122,542	14,274,917	85,350	51,995
iShares iBoxx $ High Yield Corporate Bond Fund	43,098	6,196	(1,502)	47,792	4,266,870	72,658	(4,472)
iShares MSCI EAFE Index Fund	173,544	24,958	(6,052)	192,450	10,078,606	—	18,783
iShares MSCI Emerging Markets Index Fund	42,045	6,048	(1,467)	46,626	1,902,341	—	5,752
iShares S&P 500 Index Fund	134,591	19,355	(4,695)	149,251	18,775,775	87,543	154,429
iShares S&P MidCap 400 Index Fund	42,808	6,158	(1,494)	47,472	4,208,393	12,918	39,803
iShares S&P SmallCap 600 Index Fund	28,893	4,154	(1,007)	32,040	2,155,331	5,557	13,483

					$106,609,665	$422,577	$326,010

S&P Target Date Retirement Income
iShares Barclays Aggregate Bond Fund	35,411	6,959	(8,070)	34,300	$3,774,029	$24,374	$20,995
iShares Barclays Short Treasury Bond Fund	13,313	2,540	(2,755)	13,098	1,443,793	190	86
iShares Barclays TIPS Bond Fund	7,810	1,496	(1,807)	7,499	873,558	5,856	11,968
iShares iBoxx $ High Yield Corporate Bond Fund	2,230	447	(446)	2,231	199,184	3,544	(1,490)
iShares MSCI EAFE Index Fund	13,973	5,378	(3,689)	15,662	820,219	—	(29,691)
iShares S&P 500 Index Fund	12,257	3,598	(2,925)	12,930	1,626,594	8,488	(20,274)
iShares S&P MidCap 400 Index Fund	2,048	730	(520)	2,258	200,172	687	1,388
iShares S&P SmallCap 600 Index Fund	1,725	640	(470)	1,895	127,476	370	(1,086)

					$9,065,025	$43,509	$(18,104)

S&P Target Date 2010
iShares Barclays Aggregate Bond Fund	36,524	21,228	(37,827)	19,925	$2,192,348	$23,857	$71,037
iShares Barclays Short Treasury Bond Fund	12,083	7,014	(12,402)	6,695	737,990	163	(82)
iShares Barclays TIPS Bond Fund	7,043	4,073	(7,307)	3,809	443,710	5,240	25,977
iShares iBoxx $ High Yield Corporate Bond Fund	3,097	1,809	(3,161)	1,745	155,794	4,633	(743)
iShares MSCI EAFE Index Fund	23,210	17,530	(26,088)	14,652	767,325	—	(25,250)
iShares MSCI Emerging Markets Index Fund	3,802	3,053	(4,369)	2,486	101,429	—	(1,901)
iShares S&P 500 Index Fund	19,956	13,300	(21,399)	11,857	1,491,611	13,551	11,889
iShares S&P MidCap 400 Index Fund	3,827	2,788	(4,239)	2,376	210,632	1,258	(10,425)
iShares S&P SmallCap 600 Index Fund	3,191	2,367	(3,584)	1,974	132,791	671	778

					$6,233,630	$49,373	$71,280

S&P Target Date 2015
iShares Barclays Aggregate Bond Fund	40,713	18,873	(34,014)	25,572	$2,813,687	$27,785	$84,519
iShares Barclays Short Treasury Bond Fund	11,509	5,327	(9,493)	7,343	809,419	163	29
iShares Barclays TIPS Bond Fund	6,609	3,043	(5,537)	4,115	479,356	4,899	31,401
iShares Cohen & Steers Realty Majors Index Fund	2,009	1,122	(1,699)	1,432	100,942	986	5,945
iShares iBoxx $ High Yield Corporate Bond Fund	4,461	1,972	(3,537)	2,896	258,555	7,018	320
iShares MSCI EAFE Index Fund	38,305	23,680	(34,146)	27,839	1,457,928	—	(13,563)
iShares MSCI Emerging Markets Index Fund	6,873	4,610	(6,308)	5,175	211,140	—	12,272
iShares S&P 500 Index Fund	32,501	16,968	(27,236)	22,233	2,796,911	19,305	122,419
iShares S&P MidCap 400 Index Fund	6,671	3,927	(5,830)	4,768	422,683	1,919	25,894
iShares S&P SmallCap 600 Index Fund	5,572	3,364	(4,967)	3,969	266,995	1,025	18,295

					$9,617,616	$63,100	$287,531

S&P Target Date 2020
iShares Barclays Aggregate Bond Fund	45,794	13,740	(20,349)	39,185	$4,311,525	$31,950	$80,637
iShares Barclays Short Treasury Bond Fund	10,645	3,152	(4,545)	9,252	1,019,848	155	89
iShares Barclays TIPS Bond Fund	5,908	1,748	(2,644)	5,012	583,848	4,436	20,870
iShares Cohen & Steers Realty Majors Index Fund	2,920	865	(951)	2,834	199,769	1,724	13,739
iShares iBoxx $ High Yield Corporate Bond Fund	6,314	1,632	(2,364)	5,582	498,361	10,195	1,423
iShares MSCI EAFE Index Fund	61,232	20,932	(21,534)	60,630	3,175,193	—	50,173
iShares MSCI Emerging Markets Index Fund	11,544	4,346	(4,047)	11,843	483,195	—	11,678
iShares S&P 500 Index Fund	51,407	13,488	(16,987)	47,908	6,026,826	36,687	167,670
iShares S&P MidCap 400 Index Fund	10,990	3,121	(3,410)	10,701	948,644	3,799	39,420
iShares S&P SmallCap 600 Index Fund	9,238	2,751	(3,025)	8,964	603,008	2,041	15,421

					$17,850,217	$90,987	$401,120

S&P Target Date 2025
iShares Barclays Aggregate Bond Fund	34,577	34,265	(22,385)	46,457	$5,111,664	$23,312	$67,425
iShares Barclays Short Treasury Bond Fund	6,303	6,290	(3,992)	8,601	948,088	88	(9)
iShares Barclays TIPS Bond Fund	3,223	3,162	(2,093)	4,292	499,975	2,371	14,466
iShares Cohen & Steers Realty Majors Index Fund	2,894	3,191	(1,675)	4,410	310,861	1,554	6,186
iShares iBoxx $ High Yield Corporate Bond Fund	5,891	5,758	(3,473)	8,176	729,953	9,136	(1,777)
iShares MSCI EAFE Index Fund	64,532	76,908	(41,112)	100,328	5,254,178	—	11,231
iShares MSCI Emerging Markets Index Fund	12,528	15,911	(8,259)	20,180	823,344	—	18,061
iShares S&P 500 Index Fund	53,662	56,427	(31,566)	78,523	9,878,193	34,881	183,911
iShares S&P MidCap 400 Index Fund	11,787	13,531	(7,297)	18,021	1,597,562	3,710	44,020
iShares S&P SmallCap 600 Index Fund	10,001	11,703	(6,466)	15,238	1,025,060	2,013	17,947

					$26,178,878	$77,065	$361,461

S&P Target Date 2030
iShares Barclays Aggregate Bond Fund	20,197	6,419	(8,127)	18,489	$2,034,345	$14,348	$24,586
iShares Barclays Short Treasury Bond Fund	2,768	865	(1,060)	2,573	283,622	41	12
iShares Cohen & Steers Realty Majors Index Fund	2,268	676	(588)	2,356	166,074	1,354	3,859
iShares iBoxx $ High Yield Corporate Bond Fund	4,194	1,134	(1,362)	3,966	354,084	6,911	(2,180)
iShares MSCI EAFE Index Fund	52,478	18,609	(15,497)	55,590	2,911,248	—	34,964
iShares MSCI Emerging Markets Index Fund	10,369	4,198	(3,187)	11,380	464,304	—	13,258
iShares S&P 500 Index Fund	43,234	11,765	(11,893)	43,106	5,422,735	31,241	79,964
iShares S&P MidCap 400 Index Fund	9,682	3,160	(2,756)	10,086	894,124	3,388	28,844
iShares S&P SmallCap 600 Index Fund	8,312	2,832	(2,515)	8,629	580,473	1,859	27,957

					$13,111,009	$59,142	$211,264

S&P Target Date 2035
iShares Barclays Aggregate Bond Fund	7,668	2,742	(1,688)	8,722	$959,682	$5,981	$(278)
iShares Barclays Short Treasury Bond Fund	826	290	(161)	955	105,269	14	(7)
iShares Cohen & Steers Realty Majors Index Fund	1,190	350	(5)	1,535	108,202	783	(53)
iShares iBoxx $ High Yield Corporate Bond Fund	1,918	552	(216)	2,254	201,237	3,515	(1,448)
iShares MSCI EAFE Index Fund	28,042	9,851	(982)	36,911	1,933,029	—	(9,895)
iShares MSCI Emerging Markets Index Fund	5,596	2,275	(239)	7,632	311,386	—	(1,729)
iShares S&P 500 Index Fund	22,884	6,058	(592)	28,350	3,566,430	18,231	(9,648)
iShares S&P MidCap 400 Index Fund	5,200	1,665	(135)	6,730	596,614	2,006	(1,543)
iShares S&P SmallCap 600 Index Fund	4,527	1,520	(207)	5,840	392,857	1,117	(1,454)

					$8,174,706	$31,647	$(26,055)

S&P Target Date 2040
iShares Barclays Aggregate Bond Fund	12,660	1,123	(2,318)	11,465	$1,261,494	$8,625	$5,130
iShares Barclays Short Treasury Bond Fund	1,524	126	(248)	1,402	154,542	21	(11)
iShares Cohen & Steers Realty Majors Index Fund	2,829	87	(10)	2,906	204,844	1,481	(106)
iShares iBoxx $ High Yield Corporate Bond Fund	3,763	125	(367)	3,521	314,355	5,905	(2,436)
iShares MSCI EAFE Index Fund	66,865	4,806	(1,598)	70,073	3,669,723	—	(16,203)
iShares MSCI Emerging Markets Index Fund	13,402	1,549	(400)	14,551	593,681	—	(2,935)
iShares S&P 500 Index Fund	54,013	316	(1,053)	53,276	6,702,121	34,222	(19,295)
iShares S&P MidCap 400 Index Fund	12,412	621	(241)	12,792	1,134,011	3,809	(3,387)
iShares S&P SmallCap 600 Index Fund	10,986	656	(359)	11,283	759,007	2,155	(2,551)

					$14,793,778	$56,218	$(41,794)

S&P Target Date 2045
iShares Barclays Aggregate Bond Fund	—	2,745	(726)	2,019	$222,151	$699	$174
iShares Barclays Short Treasury Bond Fund	—	665	(172)	493	54,343	4	(1)
iShares Cohen & Steers Realty Majors Index Fund	—	1,034	(253)	781	55,053	398	551
iShares iBoxx $ High Yield Corporate Bond Fund		986	(268)	718	64,103	645	545
iShares MSCI EAFE Index Fund	—	25,358	(6,706)	18,652	976,805	—	14,741
iShares MSCI Emerging Markets Index Fund	—	5,288	(1,416)	3,872	157,978	—	873
iShares S&P 500 Index Fund	—	18,968	(4,944)	14,024	1,764,219	9,004	28,092
iShares S&P MidCap 400 Index Fund	—	4,606	(1,208)	3,398	301,233	1,011	4,363
iShares S&P SmallCap 600 Index Fund	—	4,191	(1,136)	3,055	205,510	583	4,836

					$3,801,395	$12,344	$54,174

S&P Target Date 2050
iShares Barclays Aggregate Bond Fund	—	1,722	(457)	1,265	$139,188	$437	$137
iShares Barclays Short Treasury Bond Fund	—	1,141	(297)	844	93,034	7	(1)
iShares Cohen & Steers Realty Majors Index Fund	—	1,080	(262)	818	57,661	417	562
iShares iBoxx $ High Yield Corporate Bond Fund		670	(184)	486	43,390	436	347
iShares MSCI EAFE Index Fund	—	25,935	(6,831)	19,104	1,000,477	—	726
iShares MSCI Emerging Markets Index Fund	—	5,383	(1,435)	3,948	161,078	—	339
iShares S&P 500 Index Fund	—	19,185	(5,001)	14,184	1,784,347	9,107	25,117
iShares S&P MidCap 400 Index Fund	—	4,690	(1,228)	3,462	306,906	1,030	3,649
iShares S&P SmallCap 600 Index Fund	—	4,360	(1,176)	3,184	214,188	608	4,357

					$3,800,269	$12,042	$35,233

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of October 31, 2011, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President
(Principal Executive Officer)
Date:	December 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President
(Principal Executive Officer)
Date:	December 22, 2011

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer
(Principal Financial Officer)
Date:	December 22, 2011